As filed with the Securities and Exchange Commission on April 19, 2018
File No. 333-40410
811-09295
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
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PRE-EFFECTIVE AMENDMENT NO.		/ /
POST-EFFECTIVE AMENDMENT NO.	33	/X/
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO.	620	/X/

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN
(Exact Name of Registrant)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Name of Depositor)

P.O. BOX 2999
HARTFORD, CT 06104-2999
(Address of Depositor's Principal Offices)

(860) 547-4390
(Depositor's Telephone Number, Including Area Code)

LISA PROCH
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CT 06104-2999
(Name and Address of Agent for Service)
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APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.
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It is proposed that this filing will become effective (check appropriate box)

/ /	immediately upon filing pursuant to paragraph (b) of Rule 485
/X/	on May 1, 2018 pursuant to paragraph (b) of Rule 485
/ /	60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /	on ________ pursuant to paragraph (a)(1) of Rule 485
/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment
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PART A

HARTFORD LEADERS OUTLOOK*
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 4/1/99)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 12/8/86)
PO BOX 14293
LEXINGTON, KY 40512-4293
1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (INVESTMENT PROFESSIONALS)
www.thehartford.com/annuities

On December 3, 2017, a Stock and Asset Purchase Agreement (the “Purchase Agreement”) was entered into by and among Hartford Holdings, Inc. (“HHI”) and its parent company, The Hartford Financial Services Group, Inc. (“HFSG”), Hopmeadow Acquisition, Inc. (“Buyer”), Hopmeadow Holdings, LP (“Buyer Parent”) and Hopmeadow Holdings GP LLC (“Buyer Parent GP”), pursuant to which HHI agreed to sell all of the issued and outstanding equity of Hartford Life, Inc. (“HLI”), the parent of Hartford Life Insurance Company ("HLIC") and its indirect wholly owned subsidiary, Hartford Life and Annuity Insurance Company, to Buyer (the “Talcott Resolution Sale Transaction”).  Buyer, Buyer Parent and Buyer Parent GP are funded by a group of investors (the “Investor Group”) led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook and J. Safra Group. HHI will also be a member of the Investor Group.
The closing of the Talcott Resolution Sale Transaction is subject to regulatory approvals, and the satisfaction of other closing conditions. Talcott Resolution will continue to administer and provide all contractual benefits of your annuity. The terms, features and benefits of your insurance contract will NOT change as a result of the Sale. The Talcott Resolution Sale Transaction is expected to close in the first half of 2018.
Additional information regarding the Talcott Resolution Sale Transaction can be found on The Hartford's* website at https://ir.thehartford.com and in Current Reports on Form 10-K filed by HFSG on February 23, 2018 and by HLIC on March 1, 2018 with the Securities and Exchange Commission.
*The Hartford Financial Services Group, Inc., (NYSE: HIG) operates through its subsidiaries under the brand name, The Hartford, and is headquartered in Hartford, Conn.
* * * * * * * * * *
*This product was previously sold under various marketing names depending on which distribution partner sold the product and/or when the product was sold. These marketing names include: Series I/IR of Hartford Leaders Outlook, Hartford Leaders Elite Outlook, Hartford Leaders Solution Outlook, Huntington Hartford Leaders Outlook, Classic Hartford Leaders Outlook, and Nations Outlook Variable Annuity.
The variable annuity products described in this prospectus are no longer for sale. In 2013, we announced that we would no longer be selling or issuing annuity products and part of the company’s long-term strategy is to reduce the liabilities associated with inforce annuity contracts. However, we continue to administer the in force annuity contracts. You should read the terms of your annuity contract, including any riders, as your contract contains the specific terms of the benefits, limitations, restrictions, costs and obligations regarding your annuity.
This prospectus describes a contract between each Owner and joint Owner (“you”) and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company (“us,” “we” or “our”) where you agreed to make at least one Premium Payment to us and we agreed to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups.
At the time you purchased your Contract, you allocated your Premium Payment to “Sub-Accounts.” These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds described in this prospectus are part of the following Portfolio companies: AIM Variable Insurance Funds, American Funds Insurance Series, Franklin Templeton Investments, Hartford HLS Funds, MFS Investments Management, The Prudential Series Fund, BlackRock, Huntington Funds and Columbia Funds Variable Insurance Trust.
At the time you purchased your Contract you were able to allocate some or all of your Premium Payment to the “Fixed Accumulation Feature,” which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Amounts allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account. This Contract and its features may not be available for sale in all states.
Please read this prospectus carefully and keep it for your records and for future reference. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission (“SEC” or “Commission”). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn’t approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the

Statement of Additional Information can be obtained free of charge from us by calling 1-800-862-6668 or from the SEC’s website (www.sec.gov).
Pursuant to IRS Circular 230, you are hereby notified of the following: The information contained in this document is not intended to (and cannot) be used by anyone to avoid IRS penalties. This document supports the promotion and marketing of insurance products. You should seek advice based on your particular circumstances from an independent tax adviser. This product is not intended to provide tax, accounting or legal advice. Please consult with your tax accountant or attorney prior to finalizing or implementing any tax or legal strategy or for any tax, accounting or legal advice concerning your situation.
Four Simple Steps to Safeguard Your Account Against Fraud
We take protection of our customer accounts and information seriously. With the number of security breaches on the rise, it is a good time to remind you, our clients, to increase your awareness and protect yourself from fraud. We recommend four easy ways you can help protect yourself and your investments.
1. Strengthen Your Password
A strong password is your primary line of defense, which is why criminals attempt to acquire them. Passwords should be complex and difficult to guess. In order to ensure their ongoing effectiveness, passwords should be changed on a regular basis.
2. Keep Your Information Current
Make sure your contact information, including mailing address, email address and phone number is up to date with us. This will ensure that you receive your important documents.
3. Be Aware
Learn to recognize phishing emails, suspicious phone calls and texts from individuals posing as legitimate organizations, such as a bank, credit card company and government agencies. Do not click on links or download attachments from unknown sources.
4. Review Your Account Statements and Notify Law Enforcement of Suspicious Activity
As a precautionary measure, we recommend that you remain vigilant by reviewing your account statements and credit reports closely. If you detect any suspicious activity on an account, you should promptly notify the financial institution or company with which the account is maintained. You also should promptly report any fraudulent activity or suspected incidence of identity theft to proper law enforcement authorities or the Federal Trade Commission (FTC).
To file a complaint with the FTC, you may do so at www.ftc.gov/idtheft or call 1-877-ID-THEFT (877-438-4338). The FTC mailing address is 600 Pennsylvania Ave. NW, Washington, DC 20580. Complaints filed with the FTC will be added to the FTC’s Identity Theft Data Clearinghouse, which is a database made available to law enforcement agencies.
Obtain a Copy of Your Credit Report
You may obtain a free copy of your credit report from each of the three major credit reporting agencies once every 12 months by visiting www.annualcreditreport.com, calling toll-free 877-322-8228, or by completing an Annual Credit Report Request Form (found on the website) and mailing it to Annual Credit Report Request Service, P.O. Box 105281, Atlanta, GA 30348.
Or you can elect to purchase a copy of your credit report by contacting one of the three national credit reporting agencies. Contact information for the three national credit reporting agencies is provided below:

Equifax (800) 685-1111 www.equifax.com P.O. Box 740241 Atlanta, GA 30374	Experian (888) 397-3742 www.experian.com P.O. Box 2002 Allen, TX 75013	Transunion (800) 888-4213 www.transunion.com P.O. Box 1000 Chester, PA 19016
Additional Free Resources on Identity Theft
You may wish to review the tips provided by the FTC on how to avoid identity theft. For more information, please visit www.consumer.ftc.gov/topics/privacy-identity or call 1-877-ID THEFT (877-438-4338).
We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to your investment. This information does not constitute personalized investment advice or financial planning advice.

NOT INSURED BY FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Date of Prospectus: May 1, 2018
Date of Statement of Additional Information: May 1, 2018

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Definitions
These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.
Account: Any of the Sub-Accounts or the Fixed Accumulation Feature.
Accumulation Units: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.
Accumulation Unit Value: The daily price of Accumulation Units on any Valuation Day.
Administrative Office: Our overnight mailing address is: The Hartford - Annuity Service Operations, 1338 Indian Mound Drive, Mt. Sterling, KY 40353. Our standard mailing address is The Hartford - Annuity Service Operations, PO Box 14293, Lexington, KY 40512-4293.
Anniversary Value: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and partial Surrenders.
Annual Maintenance Fee: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.
Annual Withdrawal Amount AWA: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.
Annuitant: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.
Annuity Calculation Date: The date we calculate the first Annuity Payout.
Annuity Commencement Date: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date.
Annuity Payout: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.
Annuity Payout Option: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.
Annuity Unit: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.
Annuity Unit Value: The daily price of Annuity Units on any Valuation Day.
Beneficiary: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner, joint Contract Owner or Annuitant.
Benefit Amount: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.
Benefit Payment: The maximum guaranteed payment that can be made each Contract Year under The Hartford's Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.
Charitable Remainder Trust: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.
Code: The Internal Revenue Code of 1986, as amended.
Commuted Value: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.
Contingent Annuitant: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant’s death.

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Contingent Deferred Sales Charge (“CDSC”): The deferred sales charge that may apply when you make a full or partial Surrender.
Contract: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.
Contract Anniversary: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.
Contract Owner, Owner or you: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize “you” in the prospectus.
Contract Value: The total value of the Accounts on any Valuation Day.
Contract Year: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.
Death Benefit: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.
Deferred Annuity Commencement Date: The Annuitant’s 100th birthday.
Dollar Cost Averaging: A program that allows you to systematically make transfers between Accounts available in your Contract.
Financial Intermediary: The broker dealer through whom you purchased your contract or the Investment Professional who is listed in our administrative systems as the agent of record on your Contract and services your Contract.
Fixed Accumulation Feature - Part of our General Account where you are able to allocate a portion of your Contract Value. In the Contract, this is defined as the “Fixed Account.” In the future, we may impose limitations on your ability to transfer funds or allocate future Premium Payments to the Fixed Accumulation Feature.
General Account: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Hartford.
In Good Order: Certain transactions require your authorization and completion of requisite forms. Such transactions will not be considered in good order unless received by us in our Administrative Office or via telephone or facsimile. Generally, our request for documentation will be considered in good order when we receive all of the requisite information on the form required by us.
Joint Annuitant: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.
Maximum Anniversary Value: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals, prior to the deceased’s 81st birthday or the date of death, if earlier.
Net Investment Factor: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.
Non-Valuation Day: Any day the New York Stock Exchange is not open for trading.
Payee: The person or party you designate to receive Annuity Payouts.
Premium Payment: Money sent to us to be invested in your Contract.
Premium Tax: The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, We may deduct the tax on a pro-rata basis from the Sub-Accounts at the time We pay the tax to the applicable taxing authorities, at the time the contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.
Qualified Contract: A contract issued to qualify under Sections 401, 403 or 408 of the Internal Revenue Code.
Required Minimum Distribution: A federal requirement that individuals age 70½ and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70½ or upon retirement, whichever comes later.
Spouse: A person related to a Contract Owner by marriage pursuant to the Code.
Sub-Account Value: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

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Surrender: A complete or partial withdrawal from your Contract.
Surrender Value: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).
The Hartford's Principal First: An option that was available at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount is different if you elected this benefit after you purchased your Contract. This benefit is called the Guaranteed Income Benefit in your Contract. This rider/option can no longer be elected or added after you purchase your Contract.
Valuation Day: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.
Valuation Period: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

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Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.
This table describes the fees and expenses that you will pay at the time that you purchase the Contract or Surrender the Contract. Charges for state premium taxes may also be deducted when you purchase the Contract, upon Surrender or when we start to make Annuity Payouts.
Contract Owner Transaction Expenses

Contract Owner Transaction Expenses
Sales Charge Imposed on Purchases (as a percentage of Premium Payments)	None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
First Year (2)	6%
Second Year	5%
Third Year	4%
Fourth Year	0%

(1)
Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

(2)	Length of time from each Premium Payment.
Contract Owner Periodic Expenses
This table describes the fees and expenses that you will pay periodically and on a daily basis during the time that you own the Contract, not including fees and expenses of the underlying Funds.

Annual Maintenance Fee (3)	$30
Separate Account Annual Expenses (as a percentage of average daily Sub-Account Value)
Mortality and Expense Risk Charge	1.50%
Administrative Fees	0.20%
Total Separate Account Annual Expenses	1.70%
Optional Charges (as a percentage of average daily Sub-Account Value)
The Hartford’s Principal First Charge	0.75%
Optional Death Benefit Charge	0.15%
Earnings Protection Benefit Charge	0.20%
Total Separate Account Annual Expenses with all Optional Charges	2.80%

(3)
An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Sub-Accounts in which you are invested at the time of the charge.

This table shows the minimum and maximum total annual Fund operating expenses charged by the underlying Funds that you may pay on a daily basis during the time that you own the Contract. More detail concerning each underlying Fund’s fees and expenses is contained in the prospectus for each Fund.
Minimum and Maximum Total Annual Underlying Fund Operating Expenses

Hartford Leaders Outlook I/IR	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Sub-Account assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses.	0.40%	1.39%

Hartford Leaders Elite Outlook I/IR	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Sub-Account assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses)	0.40%	1.72%

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Hartford Leaders Solution Outlook I/IR	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Sub-Account assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses)	0.40%	1.55%

Huntington Hartford Leaders Outlook I/IR	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Sub-Account assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses)	0.40%	1.80%

Classic Hartford Leaders Outlook I/IR	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Sub-Account assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses)	0.40%	1.38%

Nations Outlook Variable Annuity I/IR	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Sub-Account assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses)	0.65%	1.28%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example reflects a deduction for any Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses including all Optional Charges, and the highest Total Annual Fund Operating Expenses of the underlying Funds. The Example does not reflect the deduction of any applicable Premium Taxes, income taxes or tax penalties you may be required to pay if you Surrender your Contract. If you did not select all of the optional benefits, your expenses would be lower than those shown in the Example.
The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, we assume a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. The Example assumes the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, we waive the Annual Maintenance Fee, so the Example shows charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.
The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Hartford Leaders Outlook Series I/IR:

(1)	If you Surrender your Contract at the end of the applicable time period:

1 year	$1,007
3 years	$1,752
5 years	$2,315
10 years	$4,675

(2)	If you annuitize at the end of the applicable time period:

1 year	$353
3 years	$1,276
5 years	$2,207
10 years	$4,565

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(3)	If you do not Surrender your Contract:

1 year	$459
3 years	$1,384
5 years	$2,315
10 years	$4,675

Classic Hartford Leaders Outlook I/IR:

(1)	If you Surrender your Contract at the end of the applicable time period:

1 year	$1,006
3 years	$1,749
5 years	$2,310
10 years	$4,666

(2)	If you annuitize at the end of the applicable time period:

1 year	$352
3 years	$1,273
5 years	$2,202
10 years	$4,556

(3)	If you do not Surrender your Contract:

1 year	$458
3 years	$1,381
5 years	$2,310
10 years	$4,666

Hartford Leaders Elite Outlook Series I/IR:

(1)	If you Surrender your Contract at the end of the applicable time period:

1 year	$1,039
3 years	$1,845
5 years	$2,470
10 years	$4,947

(2)	If you annuitize at the end of the applicable time period:

1 year	$386
3 years	$1,374
5 years	$2,363
10 years	$4,840

(3)	If you do not Surrender your Contract:

1 year	$493
3 years	$1,481
5 years	$2,470
10 years	$4,947

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Hartford Leaders Solution Outlook I/IR:
(1)    If you Surrender your Contract at the end of the applicable time period:

1 year	$1,022
3 years	$1,797
5 years	$2,390
10 years	$4,808

(2)	If you annuitize at the end of the applicable time period:

1 year	$369
3 years	$1,324
5 years	$2,283
10 years	$4,699

(3)	If you do not Surrender your Contract:

1 year	$476
3 years	$1,431
5 years	$2,390
10 years	$4,808

Huntington Hartford Leaders Outlook I/IR:

(1)	If you Surrender your Contract at the end of the applicable time period:

1 year	$1,046
3 years	$1,867
5 years	$2,507
10 years	$5,012

(2)	If you annuitize at the end of the applicable time period:

1 year	$395
3 years	$1,397
5 years	$2,400
10 years	$4,905

(3)	If you do not Surrender your Contract:

1 year	$502
3 years	$1,504
5 years	$2,507
10 years	$5,012

Nations Outlook Variable Annuity Series I/IR:

(1)	If you Surrender your Contract at the end of the applicable time period:

1 year	$996
3 years	$1,721
5 years	$2,263
10 years	$4,582

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(2)	If you annuitize at the end of the applicable time period:

1 year	$341
3 years	$1,243
5 years	$2,154
10 years	$4,471

(3)	If you do not Surrender your Contract:

1 year	$448
3 years	$1,351
5 years	$2,263
10 years	$4,582

Condensed Financial Information
When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see “How is the value of my Contract calculated before the Annuity Commencement Date?” Please refer to Appendix V for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-862-6668.
Available Information
We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.
You may read or copy these reports at the SEC’s Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.thehartford.com/annuities or visiting at the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
Highlights
How do I purchase this Contract?
This Contract is closed to new investors. In addition, as of October 4, 2013, we no longer allow Contract Owners to reinstate their Contracts when a Contract Owner requests a Surrender (either Full or Partial). Subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase® Program or are part of certain retirement plans.
What type of sales charges apply?
You didn’t pay a sales charge when you purchased your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

Number of years from Premium Payment	Contingent Deferred Sales Charge
1	6%
2	5%
3	4%
4 or more	0%

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You won’t be charged a Contingent Deferred Sales Charge on:

✓	The Annual Withdrawal Amount.
✓	Premium Payments or earnings that have been in your Contract for more than four years.
✓	Distributions made due to death
✓	Distributions under a program for substantially equal periodic payments made for your life expectancy.
✓	Most payments we make to you as part of your Annuity Payout.
Is there an Annual Maintenance Fee?
We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.
What charges will I pay on an annual basis?
In addition to the Annual Maintenance Fee, you pay the following charges each year:

•	Mortality and Expense Risk Charge — This charge is deducted daily and is equal to an annual charge of 1.50% of your Contract Value invested in the Sub-Accounts.

•	Administrative Charge — This charge is for administration. It is deducted daily and is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.

•	Annual Fund Operating Expenses — These are charges for the underlying Funds. See the Funds’ prospectuses for more complete information.

•
The Hartford's Principal First Charge — This rider/option can no longer be elected or added after you purchase your Contract. If you elected The Hartford's Principal First, we deduct an additional charge on a daily basis based on your Contract Value invested in the Sub-Accounts. If you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

•	Optional Death Benefit Charge — This rider/option can no longer be elected or added after you purchase your Contract. The Optional Death Benefit adds new features to your Death Benefit calculation.
If you elected the Optional Death Benefit, we deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

•
Earnings Protection Benefit Charge — This rider/option can no longer be elected or added after you purchase your Contract. The Earnings Protection Benefit adds new features to your Death Benefit calculation.

If you elected the Earnings Protection Benefit, we deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.
If you elect the Deferral Option, then upon the original Annuity Commencement Date, The Hartford's Principal First, the Optional Death Benefit and the Earnings Protection Benefit riders are terminated and the associated rider charges will no longer be assessed.
Charges and fees may have a significant impact on Contract Values and the investment performance of the Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.
Can I take out any of my money?
You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

✓	You may have to pay income tax on the money you take out and, if you Surrender before you are age 59½, you may have to pay a federal income tax penalty.

✓	You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.
Will Hartford pay a Death Benefit?
There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant, if applicable, die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Accumulation Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.
If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

•	The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders,

•	The Contract Value of your Contract, or

•	Your Maximum Anniversary Value, which is described below.

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The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased’s 81st birthday or date of death, whichever is earlier.
If you purchased your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

•	Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

•
Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchased your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

•	Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

•	Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.
The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.
If you elect the Deferral Option, then on and after the original Annuity Commencement Date, your Death Benefit will equal the Contract Value calculated as of the date of receipt of Due Proof of Death at our Administrative Office. During the time period between our receipt of Due Proof of Death and our receipt of complete settlement instructions from each Beneficiary, the calculated Death Benefit amount will be subject to market fluctuations. No other Death Benefit or optional Death Benefits apply. All optional Death Benefits and Earnings Protection Benefit and their associated charges will terminate. Please see the section titled Annuity Commencement Date Deferral Option for more information.
Optional Death Benefit — If you elected the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

✓	The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

✓	The Contract Value of your Contract;

✓	Your Maximum Anniversary Value; or

✓	Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.
If you elected the Optional Death Benefit, you cannot cancel it.
Earnings Protection Benefit — You may have elected the Earnings Protection Benefit at an additional charge. Once you elect the Earnings Protection Benefit, you cannot cancel it.
If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

•	The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

•	The Maximum Anniversary Value, or

•
Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.
Your Contract gain is limited to or “capped” at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.
What Annuity Payout Options are available?
When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.
You must begin to take payouts by the Annuity Commencement Date, which is before the Annuitant’s 90th birthday or the end of the 10th Contract Year, whichever is later. As of October 4, 2013, we no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option.

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On or about February 1, 2016, we will allow eligible Contract Owners to defer their Annuity Commencement Date pursuant to the provisions outlined in the Annuity Commencement Date Deferral Option section.
For Qualified Contracts, if you defer your Annuity Commencement Date, the minimum periods for the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments For a Period Certain Annuity Payout Options will be five years. For non-Qualified Contracts, if you defer your Annuity Commencement Date, the minimum periods for the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain Annuity Payout Options will be ten years.
For Qualified Contracts, if you defer your Annuity Commencement Date and if, between your original Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with Payments for a Period Certain Payout Option with period certain payments for five years. For non-Qualified Contracts, if you defer your Annuity Commencement Date and if, between your Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with Payments For a Period Certain Payout Option with period certain payments for ten years.
Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

•	Fixed dollar amount Automatic Annuity Payouts,

•	Variable dollar amount Automatic Annuity Payouts, or

•	A combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.
Can I defer my Annuity Commencement Date?
If you are eligible, you may elect a one-time deferral of your Annuity Commencement Date. To elect this option we must receive at our Administrative Office the Annuity Commencement Date Deferral Option Form In Good Order during the Election Period. The Election Period begins when we send you the Deferral Option rider and ends on your Annuity Commencement Date. The Deferral Option rider will become effective on the Annuity Commencement Date. For more information, please see the section titled Annuity Commencement Date Deferral Option.
General Contract Information
The Company
We are a stock life insurance company. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in Puerto Rico, the District of Columbia, and all states of the United States except New York. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life and Annuity Insurance Company is a subsidiary of Hartford Life Insurance Company. Our corporate offices are located in Hartford, Connecticut. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc.
All guarantees under the Contract are subject to each issuing company’s financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with the SEC (Hartford Life Insurance Company only) and/or state insurance departments. For example, Hartford Life Insurance Company files annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above. You may read or copy these reports at the SEC’s Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.thehartford.com/annuities or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
The General Account
The Fixed Accumulation Feature is part of our General Account. Any amounts that we are obligated to pay under the Fixed Accumulation Feature and any other payment obligation we undertake under the Contract are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account.

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Effective August 8, 2016, if you purchased your Contract after May 1, 2002, and the Amendatory Rider was approved in your state at the time you purchased your Contract, you cannot allocate amounts to the Fixed Accumulation Feature until further notice. This restriction applies regardless of when you signed your application or when your Contract was issued.
The Separate Account
We set aside and invest the assets of some of our annuity contracts, including these Contracts, in a Separate Account. These Separate Accounts are registered as unit investment trusts under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of “Separate Account” under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate Accounts:

•	hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract;

•	are not subject to the liabilities arising out of any other business we may conduct;

•	are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts;

•	may be subject to liabilities of other variable annuity contracts offered by this Separate Account which are not described in this prospectus; and

•	are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.
We do not guarantee the investment results of the Separate Account.
The Funds
At the time you purchased your Contract, you allocated your Premium Payments to Sub-Accounts. These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution charges and operating expenses. “Master-feeder” or “fund of funds” (“feeder funds”) invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Please contact us to obtain a copy of the prospectuses for each Fund (or for any feeder funds). Read these prospectuses carefully before investing. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all Contract classes. Please see Appendix I for additional information.
Mixed and Shared Funding — Fund shares may be sold to our other Separate Accounts, our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as mixed and shared funding. As a result, there is a possibility that a material conflict may arise between the interests of Owners, and other Contract Owners investing in these Funds. If a material conflict arises, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying Fund.
Voting Rights — We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds’ shareholder meetings. To the extent required by federal securities laws or regulations, we will:

•	notify you of any Fund shareholders’ meeting if the shares held for your Contract may be voted;

•	send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract;

•	arrange for the handling and tallying of proxies received from Owners;

•	vote all Fund shares attributable to your Contract according to timely instructions received from you, and

•	vote all Fund shares for which no timely voting instructions are received in the same proportion as shares for which timely voting instructions have been received.
If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which Fund shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. There is no minimum number of shares for which we must receive timely voting instructions before we vote the shares. Therefore, as a result of proportional voting, the instruction of a small number of Owners could determine the outcome of matters subject to shareholder vote.
Substitutions, Additions, or Deletions of Funds — Subject to any applicable law, we may make certain changes to the Funds offered under your Contract. We may, at our discretion, establish new Funds. New Funds may be made available to existing Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers

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from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.
We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC, and we have notified you of the change.
In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.
Fees and Payments We Receive from Funds and related parties — We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as revenue sharing payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds that are offered through your Contract make payments to us or an affiliate. We receive these payments and fees under agreements between us and a Fund’s principal underwriter, transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under Premium Based Charges and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. We expect to make a profit on the amount of the fees and payments that exceed our own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.
The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other Funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2017, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):
AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Century Investment Services Inc., BlackRock Advisors, LLC, BlackRock Investment, LLC, Columbia Management Distributors, Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.
We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the HLS Funds) and HIMCO VIT Funds based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.
Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by us varies by Fund and we may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.40% and 0.35%, respectively, in 2017, and are not expected to exceed 0.40% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $75 from that Fund). For the fiscal year ended December 31, 2017, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $48.2 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.
Performance Related Information
The Separate Account may advertise certain performance related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account’s inception or the Sub-Account’s inception, whichever is later, for one year, five years, and ten years or some other

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relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.
The Separate Account may also advertise non-standardized total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for the Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.
If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.
A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.
Fixed Accumulation Feature
Important Information You Should Know: This portion of the Prospectus relating to the Fixed Accumulation Feature is not registered under the Securities Act of 1933 (“1933 Act”) and the Fixed Accumulation Feature is not registered as an investment company under the 1940 Act. The Fixed Accumulation Feature or any of its interests are not subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosure regarding the Fixed Accumulation Feature. The following disclosure about the Fixed Accumulation Feature may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.
If you signed the application for your Contract on or after September 10, 2002, or if your Contract was issued on or after September 12, 2002, you cannot allocate any Premium Payments or transfer any Contract Value to the Fixed Accumulation Feature until further notice.
In addition, if you purchased your Contract between May 1, 2002 and September 12, 2002, and the Amendatory Rider was approved in your state at the time you purchased your Contract, you cannot allocate amounts to the Fixed Accumulation Feature until further notice.
Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in the General Account. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.
We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State’s minimum non-forfeiture requirements. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments; regulatory and tax requirements; and competitive factors.
In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. In some states, the minimum guaranteed interest rate

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is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.
We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a “first-in first-out” basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.
Important: Any interest credited to amounts you allocate to the Fixed Accumulation Feature in excess of your minimum guaranteed interest rate per year will be determined at our sole discretion. You assume the risk that interest credited to the Fixed Accumulation Feature may not exceed the minimum guaranteed interest rate for any given year. While we do not charge a separate fee for investing in the Fixed Accumulation Feature, our expenses associated with offering this feature are factored into the Fixed Accumulation Feature.
From time to time, we may credit increased interest rates under certain programs established in our sole discretion.
As stated above, we will no longer accept new allocations to the Fixed Accumulation Feature.
The Contract
Purchases and Contract Value
What types of Contracts are available?
This Contract is no longer available for sale. The Contract is an individual or group tax-deferred variable annuity contract. It was designed for retirement planning purposes and was available for purchase by any individual, group or trust, including:

•	Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

•
Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code. We no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts or additional Premium Payments into any individual annuity contract funded through a 403(b) plan;

•	Individual Retirement Annuities adopted according to Section 408 of the Code;

•	Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

•	Certain eligible deferred compensation plans as defined in Section 457 of the Code.
The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts were able to purchase Contracts that were not part of a tax qualified retirement plan. These are known as non-qualified Contracts.
If you purchased the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.
This prospectus describes two versions of the Contract. Series I of the Contract was sold before May 1, 2002. Series IR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IR for sale, if later.
How do I purchase a Contract?
The Contract was only available for purchase through a Financial Intermediary.
Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.
Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.
For Contracts issued in Massachusetts, Premium Payments are accepted until the later of the Annuitant’s 67th birthday or the seventh Contract Anniversary. For Contracts issued in Oregon, Premium Payments are accepted for the first seven Contract years only. For Contracts issued in Alabama, Premium Payments are accepted during the first six Contract Years.
How are Premium Payments applied to my Contract?
If we receive a subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive a subsequent Premium Payment on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payment.
It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state and may result in you not receiving important notices about your Contract.

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Replacement of Annuities
A "replacement" occurs when a new contract is purchased and, in connection with the sale, an existing contract is surrendered, lapsed, forfeited, assigned to the replacing insurer, otherwise terminated, or used in a financed purchase. A "financed purchase" occurs when the purchase of a new annuity contract involves the use of the funds obtained from the values of an existing annuity contract through Withdrawal, Surrender or loan.
There are circumstances in which replacing your existing annuity contract can benefit you. However, a replacement may not be in your best interest. Accordingly, you should make a careful comparison of the cost and benefits of your existing contract and the proposed contract with the assistance of your financial and tax advisers to determine whether replacement is in your best interest. You should be aware that the person selling you the new contract will generally earn a commission if you buy the new contract through a replacement. Remember that if you replace a contract with another contract, you might have to pay a surrender charge on the replaced contract, and there may be a new surrender charge period for the new contract. In addition, other charges may be higher (or lower) and the benefits may be different.
You should also note that once you have replaced your variable annuity contract, you generally cannot reinstate it even if you choose not to accept your new variable annuity contract during your "free look" period. The only exception to this rule would be if your previously issued contract was issued in a state that requires the insurer to reinstate the previously surrendered contract if the owner chooses to reject their new variable annuity contract during their "free look" period.
Description of Right to Cancel provision you had when you Purchased your Contract.
If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.
Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.
How is the value of my Contract calculated before the Annuity Commencement Date?
The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.
When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.
To determine the current Accumulation Unit Value, we take the prior Valuation Day’s Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.
The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

•	The net asset value per share plus applicable distributions per share of each Fund held in the Sub-Account at the end of the current Valuation Day; divided by

•	The net asset value per share of each Fund held in the Sub- Account at the end of the prior Valuation Day; multiplied by

•
Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.
Can I transfer from one Sub-Account to another?
You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time. In addition, there may be investment restrictions applicable to your contract in conjunction with certain riders as described in this prospectus.
What is a Sub-Account Transfer?
A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when

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we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.
What Happens When I Request a Sub-Account Transfer?
Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners’ “transfer-out” requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners’ “transfer-in” requests.
In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.
We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then “net” these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.
For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.
What Restrictions Are There on My Ability to Make a Sub-Account Transfer?
First, you may make only one Sub-Account transfer request each day. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one “Sub-Account transfer;” however, you cannot transfer the same Contract Value more than once a Valuation Day.
Examples

Transfer Request Per Valuation Day	Permissible?
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account	Yes
Transfer $10,000 from a money market Sub-Account to any number of other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you chose)	Yes
Transfer $10,000 from any number of different Sub-Accounts to any number of other Sub-Accounts	Yes
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an international Sub-Account
No
Second, you are allowed to submit a total of 20 Sub-Account transfers each Contract Year (the “Transfer Rule”) by U.S. Mail, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.
We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.
The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.
We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.
Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don’t purchase this Contract if you plan to engage in “market timing,” which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers

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in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

Abusive Transfer Policy (effective until July 1, 2007):
Regardless of the number of Sub-Account transfers you have done under the Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy.
We rely on the Funds to identify a pattern or frequency of Sub-Account transfers that the Fund wants us to investigate. Most often, the Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once a Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that Fund’s Sub-Account on the day or days identified by the Fund. We may share tax identification numbers and other shareholder identifying information contained in our records with Funds. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of our analysis to help make it more difficult for abusive traders to adjust their behavior to escape detection.

We consider some or all of the following factors:
✓ the dollar amount of the transfer;
✓ the total assets of the Funds involved in the transfer;
✓ the number of transfers completed in the current calendar quarter;
✓ whether the transfer is part of a pattern of transfers designed to take advantage of short-term market fluctuations or market inefficiencies; or
✓ the frequent trading policies and procedures of a potentially affected Fund.
If you violate the Abusive Trading Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary. We do not differentiate between Contract Owners when enforcing this policy.

Fund Trading Policies (effective after July 1, 2007):
You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund’s request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund’s agent to help monitor compliance with that Fund’s trading policy.

We are obligated to follow each Fund’s instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund’s trading policy. Please refer to each Fund’s prospectus for more information.

Fund trading policies do not apply or may be limited. For instance:
✓ Certain types of financial intermediaries may not be required to provide us with shareholder information.
✓ “Excepted funds” such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

✓ A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.
✓ Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company-sponsored contractual or systematic program such as transfers of assets as a result of “dollar cost averaging” programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

Possibility of undetected abusive trading or market timing. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

•	Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

•	Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

•
These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity

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products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

•
In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds (“Participants”) or enforce the Transfer Rule because we do not keep Participants’ account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

How am I affected by frequent Sub-Account Transfers?
We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.
Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund’s trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund’s opinion, has violated the Fund’s trading policy.
In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.
Fixed Accumulation Feature Transfers
During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).
Fixed Accumulation Feature Transfer Restrictions
Each Contract Year, unless you have elected the Deferral Option, you may transfer the greater of:

•
30% of the greatest Contract Value in the Fixed Accumulation Feature as of any Contract Anniversary or Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary; or

•	An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.
These transfer restrictions do not include systematic transfers and Dollar Cost Averaging Programs.
If you elect the Deferral Option, there is an imposed limit of 20% of the Contract Value that may be allocated to the Fixed Accumulation Feature on the original Annuity Commencement Date. Any amount over 20% of Contract Value allocated to the Fixed Accumulation Feature on the original Annuity Commencement Date will be moved out of the Fixed Accumulation Feature via a Dollar Cost Averaging program with a duration of six months or less according to the instructions that you provide to us on the Annuity Commencement Date Deferral Option Form. Any existing restriction on the maximum amount transferable from the Fixed Accumulation Feature during any Contract Year will be waived on and after the original Annuity Commencement Date. On or after the original Annuity Commencement Date, if at the time of the transfer you are not subject to restrictions on your ability to transfer funds into the Fixed Accumulation Feature described in the definition of Fixed Accumulation Feature above, then you may transfer amounts from existing funds to the Fixed Accumulation Feature until the total amount in the Fixed Accumulation Feature reaches a maximum of 20% of the Contract Value. The Contract Value is calculated on the Valuation Day immediately before the transfer.
Similarly, on or after the original Annuity Commencement Date, if at the time of the transfer you are not subject to restrictions on your ability to transfer funds into the Fixed Accumulation Feature described in the definition of Fixed Accumulation Feature above, then a maximum of 20% of any additional Premium Payments may be allocated to the Fixed Accumulation Feature.
Whether or not you elect the Deferral Option, if any interest rate applicable to your Fixed Accumulation Feature renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount that would receive the reduced rate. You must make this transfer request within 60 days of being notified of the renewal rate.
We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.
You must wait six months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program, you must wait six months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

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Mail, Telephone and Internet Transfers
You may make transfers through the mail or your Financial Intermediary. You may also make transfers by calling us or through our website. Transfer instructions received by telephone before the end of any Valuation Day will be carried our at the end of that date. Otherwise, the instructions will be carried out at the end of the next Valuation Day.
Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgment we return to you. If the time and date indicated on the acknowledgment is before the end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgment, you should telephone us as soon as possible.
We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your investment professional. Any verbal communication should be re-confirmed in writing.
Telephone or Internet transfer requests may currently only be canceled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.
We, our agents or our affiliates are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.
Power of Attorney
You may authorize another person to conduct financial and other transactions on your behalf by submitting a copy of a power of attorney (POA) executed by you that meets the requirements of your resident state law. Once we have the POA on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated agent (attorney-in-fact). We reserve the right to request an affidavit or certification from the agent that the POA is in effect when the agent makes such transactions. You may instruct us to discontinue honoring the POA at any time.
Charges and Fees
The following charges and fees are associated with the Contract:
The Contingent Deferred Sales Charge
The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to Investment Professionals and the cost of preparing sales literature and other promotional activities.
We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. The Contingent Deferred Sales Charge will not exceed the total amount of the Premium Payments made. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

Number of years from Premium Payment	Contingent Deferred Sales Charge
1	6%
2	5%
3	4%
4 or more	0%
The following Surrenders are NOT subject to a Contingent Deferred Sales Charge:

•
AWA — Each Premium Payment has its own schedule of Contingent Deferred Sales charges; however, in any contract year you may able to take Partial Surrenders up to a certain percentage of your total Premium Payments without being subject to a Contingent Deferred Sales Charge. Please refer to your Contract for your specific Annual Withdrawal Percentage amounts and your Contingent Deferred Sales Charge schedule.

Under the following situations, the Contingent Deferred Sales Charge is WAIVED:

•
Upon eligible confinement as described in the Waiver of Sales Charge Rider — We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint Contract Owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is

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located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified by Medicare as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint Contract Owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Investment Professional or us to determine if it is available for you.

•
For Required Minimum Distributions — This allows Annuitants who are age 70½ or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge for one year’s required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

We will waive any applicable Contingent Deferred Sales Charge if you take part in a program for partial surrenders where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.
The following situations are NOT subject to a Contingent Deferred Sales Charge:

•	Upon death of the Annuitant, Contract Owner or joint Contract Owner — No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

•
Upon Annuitization — The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

•
For The Hartford's Principal First Benefit Payments — If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

•
For substantially equal periodic payments — We will waive the Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59½.

•	Upon cancellation during the Right to Cancel period.
Surrender Order — During the Contract Years when a Contingent Deferred Sales Charge applies to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal Amount (which is equal to 10% of total Premium Payments) will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.
Thereafter, Surrenders will be taken first from earnings, then from Premium Payments not subject to a Contingent Deferred Sales Charge, then from 10% of Premium Payments still subject to a Contingent Deferred Sales Charge and then from Premium Payments subject to a Contingent Deferred Sales Charge on a first-in-first-out basis.
Mortality and Expense Risk Charge
For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.50% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

•	Mortality Risk — There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.
During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.
Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

•
Expense Risk — We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

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If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.
Annual Maintenance Fee
The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.
When is the Annual Maintenance Fee Waived?
We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.
Administrative Charge
For administration, we apply a daily charge at the rate of 0.20% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.
Premium Taxes
The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, We may deduct the tax on a pro-rata basis from the Sub-Accounts at the time We pay the tax to the applicable taxing authorities, at the time the contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.
Charges Against the Funds
Annual Fund Operating Expenses — The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds’ prospectuses.
The Hartford's Principal First Charge
We will deduct this charge on a daily basis based on your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we continue to deduct the charge until we begin to make Annuity Payouts. You may elect the annuitization option at any time. You will be subject to fee increases if you elect to step-up the Benefit Amount. The Hartford's Principal First is closed to new sales.
Optional Death Benefit Charge
This rider/option can no longer be elected or added after you purchase your Contract. The Optional Death Benefit adds new features to your Death Benefit calculation.
If you elected the Optional Death Benefit, we deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.
Earnings Protection Benefit Charge
This rider/option can no longer be elected or added after you purchase your Contract. The Earnings Protection Benefit adds new features to your Death Benefit calculation.
If you elected the Earnings Protection Benefit, we deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.
If you elect the Deferral Option, then upon the original Annuity Commencement Date, The Hartford's Principal First, the Optional Death Benefit and the Earnings Protection Benefit riders are terminated and the associated rider charges will no longer be assessed.
Other disclosure specific to Invesco V.I. Government Money Market Fund
The Invesco V.I. Government Money Market Fund will continue to use the amortized cost method of valuation to seek to maintain a stable $1.00 net asset value and does not intend to impose liquidity fees or redemption gates on Fund redemptions. The

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Fund's board reserves the right to impose a liquidity fee or redemption gate in the future upon prior notice to shareholders and in conformance to Rule 2a-7 of the Investment Company Act of 1940. Further detail regarding these changes is set forth in the fund's prospectus.
Reduced Fees and Charges
We may offer, in our discretion, reduced fees and charges including, but not limited to Contingent Deferred Sales Charges, the mortality and expense risk charge, and the Annual Maintenance Fee, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.
The Hartford's Principal First
This rider/option can no longer be elected or added after you purchase your Contract. If you elected this benefit, you can- not cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. We reserve the right to treat all Contracts issued to you by us or one of our affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First. This means that if you purchase two Contracts from us in any twelve month period and elect The Hartford's Principal First on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract. If you elect The Hartford's Principal First, a company-sponsored exchange will not be considered to be a revocation or termination of the benefit.
If you elected The Hartford's Principal First when you purchased your Contract, your initial Premium Payment is equal to the maximum payouts (the “Benefit Amount”). If you elected this option at a later date, your Contract Value on the date we added the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. The Hartford's Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under The Hartford's Principal First are treated as partial Surrenders and are deducted from your Contract Value.
Once the initial Benefit Amount has been determined, we calculate the maximum guaranteed payment that may be made each year (“Benefit Payment”). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.
If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish The Hartford's Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.
If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will recalculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value (“New Contract Value”) and then we deduct the amount of the last Surrender from the Benefit Amount (“New Benefit Amount”). Then we compare those results:

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If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

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If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

•
If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the “old” Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.
Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 7% of the additional Premium Payment for The Hartford's Principal First.
If you change the ownership or assign this Contract to someone other than your spouse anytime after one year of electing The Hartford's Principal First, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.
The Benefit Amount will be recalculated to equal the lesser of:

•	The Benefit Amount immediately prior to the ownership change or assignment, or

•	The Contract Value at the time of the ownership change or assignment.

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Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to “step-up” the benefit. If you choose to “step-up” the benefit, your Benefit Amount is recalculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to “step-up” if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the “step-up” benefit has been in place, you may choose to “step-up” the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can “step up” without waiting for the 5th year their Contract has been in force.
We currently allow you to “step-up” on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a “step-up” to occur on your Contract Anniversary. At the time you elect to “step up, we may be charging more for The Hartford's Principal First, but in no event will this charge exceed 0.75% annually. Regardless of when you bought your Contract, upon “step up” we will charge you the current charge. Before you decide to “step up, you should request a current prospectus which will describe the current charge for this Benefit. This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect “step-ups” that reset your Benefit Amount to the then prevailing Contract Value.
You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier). These dates are called “election dates” in this section. Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

•	We will accept requests for a step-up in writing, verbally or electronically, if available.

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Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuineness of any election.

•	We will not accept any written election request received more than 30 days prior to an election date.

•	We will not accept any Internet (if available) or telephone election requests received prior to the election date. You may not post-date your election.

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If an election form is received in good order within the 30 days prior to an election date, the “step-up” will automatically occur on the rider anniversary (or if the rider anniversary in a Non-Valuation Day then the next following Valuation Day). If an election form is received in good order on or after an election date, the “step-up” will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

•	We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

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Your election is irrevocable. This means that if your Contract Value increases after your step-up, you cannot ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.
You can Surrender your Contract any time, even if you have The Hartford's Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called The Hartford's Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.
If you elected The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called The Hartford's Principal First Payout Option, we will pay a fixed dollar amount for a specific number of years (“Payout Period”). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.
If you, the joint Contract Owner or Annuitant die before you receive all the Benefit Payments guaranteed by us, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

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Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70½. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.
For examples on how The Hartford's Principal First is calculated, please see Appendix III.
Death Benefit
What is the Death Benefit and how is it calculated?
The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner, or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.
Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner’s last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary’s portion of the proceeds.
If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

•	The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

•	The Contract Value of your Contract; or

•	The Maximum Anniversary Value, which is described below.
The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased’s 81st birthday or date of death, whichever is earlier.
If you purchased your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

•	Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

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Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchased your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

•	Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

•	Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.
The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.
If you elect the Deferral Option, then on and after the original Annuity Commencement Date, your Death Benefit will equal the Contract Value calculated as of the date of receipt of Due Proof of Death at our Administrative Office. During the time period between our receipt of Due Proof of Death and our receipt of complete settlement instructions from each Beneficiary, the calculated Death Benefit amount will be subject to market fluctuations. No other Death Benefit or optional Death Benefits apply. All optional Death Benefits and Earnings Protection Benefit and their associated charges will terminate. Please see the section titled Annuity Commencement Date Deferral Option for more information.
Optional Death Benefit — This rider/option can no longer be elected or added after you purchase your Contract.
You may have elected the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.
The Interest Accumulation Value will be:

•	Your Contract Value on the date we add the Optional Death Benefit to your Contract;

•	Plus any Premium Payments made after the date the Optional Death Benefit is added;

•	Minus any partial Surrenders after the Optional Death Benefit is added;

•	Compounded daily at an annual interest rate of 5%.
If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.
On or after the deceased’s 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

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The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see “Appendix II.”
If you elected the Optional Death Benefit, you cannot cancel it.
Earnings Protection Benefit — This rider/option can no longer be elected or added after you purchase your Contract. The Earnings Protection Benefit adds new features to your Death Benefit calculation.
You may have elected the Earnings Protection Benefit at an additional charge. If you elected the Earnings Protection Benefit, you cannot cancel it.
If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

•	The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

•	The Maximum Anniversary Value; or

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Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.
We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.
Your Contract gain is limited to or “capped” at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.
We take 40% of either the Contract gain or the capped amount and add it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

For example: Assuming that:
• The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,
• You elected the Earnings Protection Benefit when you purchased your Contract,
• You made a single Premium Payment of $100,000,
• You took no partial Surrenders,
• The Contract Value on the date we receive proof of death was $400,000.
We would calculate the Contract gain as follows:
• Contract Value on the date we receive proof of death equals $400,000,
• minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.
To determine if the cap applies:
• We calculate the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),
• plus Premium Payments made since that date ($0),
• minus Premium Payments made in the 12 months prior to death ($0).

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so we take 40% of $200,000 or $80,000 and add that to the Contract Value on the date we receive proof of death and the total Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

•	If your Contract has no gain when we calculate the Death Benefit, we will not pay an Earnings Protection Benefit.

•	Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

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If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

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Additional Information about the Death Benefits
For more information on how these optional benefits may affect your taxes, please see the Appendix Tax section entitled, “Federal Tax Considerations,” under the sub-section entitled “Taxation of Annuities — General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans.”
The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by us or our affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

•	The aggregate Premium Payments minus any Surrenders;

•	The aggregate Contract Value plus $1 million.
However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

•	The aggregate Contract Value; plus

•	The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.
Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.
How is the Death Benefit paid?
The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. When payment is taken in one lump sum, payment will be made within seven days of Our receipt of complete instructions, except when We are permitted to defer such payment under the Investment Company Act of 1940. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable to us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary’s portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary’s instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.
If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our “Safe Haven Program.” Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. The interest rate is based upon the analysis of interest rates credited to funds left on deposit with other insurance companies under programs similar to The Hartford’s Safe Haven program. In determining the interest rate, we also factor in the impact of our profitability, general economic trends, competitive factors and administrative expenses. The interest rate credit is not the same rate earned on assets in the Fixed Accumulation Feature and is not subject to minimum interest rates prescribed by state non- forfeiture laws. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.
The Beneficiary may elect under the Annuity Proceeds Settlement Option “Death Benefit Remaining with the Company” to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.
The Beneficiary of a non-qualified Contract or IRA may also elect the “Single Life Expectancy Only” option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary’s remaining life expectancy. Distributions are calculated based on IRS Life expectancy tables. This option is subject to different limitations and conditions on whether the Contract is non-qualified or an IRA.
Required Distributions — If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

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If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner’s death.
If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.
What should the Beneficiary consider?
Alternatives to the Required Distributions — The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary’s life or life expectancy, and (b) must begin within one year of the date of death.
If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.
Spousal Contract Continuation — If the Contract Owner dies and a Beneficiary is the Contract Owner’s spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payment Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.
If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, we will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.
If you elect the Deferral Option and if your Spouse continues the Contract after the original Annuity Commencement Date, the terms of the Deferral Option will remain in force and will supersede any conflicting terms set forth above and the Deferred Annuity Commencement Date will be adjusted to the new Annuitant’s, if any, 100th birthday.
Who will receive the Death Benefit?
The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.
If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.
If death occurs before the Annuity Commencement Date:

If the deceased is the . . .	and . . .	and . . .	then the . . .
Contract Owner	There is a surviving joint Contract Owner	The Annuitant is living or deceased	Joint Contract Owner receives the Death Benefit.
Contract Owner	There is no surviving joint Contract Owner	The Annuitant is living or deceased	Designated Beneficiary receives the Death Benefit.
Contract Owner	There is no surviving joint Contract Owner and the Beneficiary predeceases the Contract Owner	The Annuitant is living or deceased	Contract Owner’s estate receives the Death Benefit.
Annuitant	The Contract Owner is living	There is no named Contingent Annuitant	The Contract Owner becomes the Contingent Annuitant and the Contract continues. The Contract Owner may waive this presumption and receive the Death Benefit.
Annuitant	The Contract Owner is living	The Contingent Annuitant is living	Contingent Annuitant becomes the Annuitant, and the Contract continues.
If you elect the Deferral Option and if the Contingent Annuitant continues the Contract after the original Annuity Commencement Date, the terms of the Deferral Option will remain in force and will supersede any conflicting terms set forth above and the Deferred Annuity Commencement Date will be adjusted to the new Annuitant’s 100th birthday.

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If death occurs on or after the Annuity Commencement Date:

If the deceased is the . . .	and . . .	then the . . .
Contract Owner	The Annuitant is living	Designated Beneficiary becomes the Contract Owner.
Annuitant	The Contract Owner is living	Contract Owner receives a payout at death, if any.
Annuitant	The Annuitant is also the Contract Owner	Designated Beneficiary receives a payout at death, if any.
These are the most common Death Benefit scenarios, however, there are others. Some of the Annuity Payout Options may not result in a payout at death. For more information on Annuity Payout Options, including those that may not result in a payout at death please see the section entitled “Annuity Payouts” and the Death Benefit section of your Contract. If you have questions about these and any other scenarios, please contact your Investment Professional or us.
Surrenders
What kinds of Surrenders are available?
Full Surrenders before the Annuity Commencement Date — When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.
Partial Surrenders before the Annuity Commencement Date — You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. However, on a noncumulative basis, you may make partial Surrenders during any Contract Year, up to the Annual Withdrawal Amount allowed and the Contingent Deferred Sales Charge will not be assessed against such amounts. Surrender of Contract Values in excess of the Annual Withdrawal Amount and additional surrenders made in any Contract Year will be subject to the Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge. This is our default option.
Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. There are two restrictions on partial Surrenders before the Annuity Commencement Date:

•	The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

•
The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1,000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

Under certain circumstances we had permitted certain Contract Owners to reinstate their Contracts (and certain riders) when a Contract Owner had requested a Surrender (either full or Partial) and returned the forms in good order to us. As of October 4, 2013, we no longer allow Contract Owners to reinstate their Contracts when a Contract Owner requests a Surrender (either full or Partial).
Full Surrenders after the Annuity Commencement Date — You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments for a Period Certain variable dollar amount Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.
Partial Surrenders after the Annuity Commencement Date — Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the “Period Certain” for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.
To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.
Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. We will deduct any applicable Contingent Deferred Sales Charges.
If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

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Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.
Does the Invesco V.I. Government Money Market Fund impose a fee or gate for redemption?
The Invesco V.I. Government Money Market Fund will continue to use the amortized cost method of valuation to seek to maintain a stable $1.00 net asset value and does not intend to impose liquidity fees or redemption gates on Fund redemptions.  The Fund’s board reserves the right to impose a liquidity fee or redemption gate in the future upon prior notice to shareholders and in conformance to Rule 2a-7 of the Investment Company Act of 1940.  Further detail is set forth in the Fund’s prospectus.
How do I request a Surrender?
Requests for full Surrenders terminating your Contract must be in writing. Requests for partial Surrenders can be made in writing, by telephone or via the internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.
We may also postpone payment of Surrenders with respect to a money market Fund if the board of directors of the underlying money market Fund suspends redemptions from the Fund in connection with the Fund’s plan of liquidation, in compliance with rules of the SEC or an order of the SEC.
We may defer payment of any amounts from the Fixed Accumulation for up to six months from the date of the request to Surrender. If we defer payment for more than thirty days, we will pay interest of at least 3% per annum on the amount deferred.
Written Requests — Complete a Surrender form or send us a letter, signed by you, stating:

•	the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

•	your tax withholding amount or percentage, if any, and

•	your disbursement instructions, including your mailing address.
You may submit this form via mail or fax.
Unless you specify otherwise, we will provide the dollar amount you want to receive after applicable taxes and charges as the default option.
If there are joint Owners, both must authorize these transactions. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from (this may be limited to pro-rata Surrenders if optional benefits are elected); otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.
Telephone or Internet Requests — To request a partial Surrender by telephone or internet, we must have received your completed Internet Partial Withdrawal/Telephone Redemption Authorization Form. If there are joint Owners, both must sign the form. By signing the form, you authorize us to accept telephone or internet instructions for partial Surrenders from either Owner. Telephone or Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on telephone or internet Surrenders.
We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine.
We may modify the requirements for telephone and/or internet redemptions at any time.
Telephone and internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.
Completing a Power of Attorney for another person to act on your behalf may prevent you from making Surrenders via telephone and internet.
What should be considered about taxes?
There are certain tax consequences associated with Surrenders:
Prior to age 59½ — If you make a Surrender prior to age 59½, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59½ may also affect the continuing tax-qualified status of some Contracts.
We do not monitor Surrender requests. To determine whether a Surrender is permissible, with or without federal income tax penalty, please consult your personal tax adviser.
More than one Contract issued in the same calendar year — If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.
Internal Revenue Code section 403(b) annuities — As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59½, (b) no longer employed, (c) deceased, (d)

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disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59½). Distributions prior to age 59½ due to financial hardship, unemployment or retirement may still be subject to a penalty tax of 10%.
We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.
We encourage you to consult with your qualified tax adviser before making any Surrenders. Please see Appendix Tax “Federal Tax Considerations” section for more information.
Annuity Commencement Date Deferral Option (“Deferral Option”)
Who is eligible to participate in the Deferral Option?
We will notify you prior to your Annuity Commencement Date of the options available to you at your Annuity Commencement Date. During the Election Period, which begins when we send you the Deferral Option rider and ends on your Annuity Commencement Date (“Election Period”), you may choose any of the available options. If one of the options available at that time is the Deferral Option and the following conditions are met during the entirety of the Election Period, you may elect the Deferral Option:

•	You have not elected the Deferral Option previously;

•	The Deferral Option has not been withdrawn by us;

•
We have not received a death notification on the Contract. (In addition, if a death that triggers a Death Benefit under the Contract occurs before we process your request for the Deferral Option, you and your Beneficiary(ies) will not be eligible for the Deferral Option);

•	No death that triggers a Death Benefit under the Contract occurs before your Annuity Commencement Date;

•	Your beneficiaries have not elected a death benefit settlement option;

•	You are within 90 days of your Annuity Commencement Date and you are at least 90 years old on your Annuity Commencement Date;

•	We have not previously received a separate full Surrender request from you;

•	The state in which your Contract was issued has approved the Deferral Option rider;

•
We must receive your signed Annuity Commencement Date Deferral Option Form in Good Order at our Administrative Office to elect the Deferral Option. We must receive the Annuity Commencement Date Deferral Option Form on any Valuation Day up to and including the Annuity Commencement Date, provided we receive it no later than 4:00 p.m. Eastern Time or, if earlier, the close of the New York Stock Exchange on the Annuity Commencement Date. If the Annuity Commencement Date falls on a non-Valuation Day we must receive it by the prior Valuation Day;

•	You must not be beyond your Annuity Commencement Date or have annuitized your Contract;

•	You must be a customer of a Financial Intermediary in accordance with our records;

•
The Contract is not owned by a Charitable Remainder Trust (The Annuity Commencement Date of these contracts is the Annuitant's 100th birthday except in New York and Pennsylvania, where the Annuity Commencement Date is the Annuitant's 90th birthday); and

•	During the Election Period, we have not received a request to process additional Premium Payments through a 1035 exchange, direct transfer or direct rollover.
If, on the Annuity Commencement Date, you are not eligible to defer your Annuity Commencement Date to the Annuitant’s 100th birthday, your Contract will annuitize using the default annuitization option outlined in your Contract unless you have provided us with in-good-order instructions to the contrary.
While we have described the Deferral Option, this does not signify that your state has approved the Deferral Option rider and does not mean that the Deferral Option will be available in the future even if the rider has been approved by your state. Approval by your state is not an endorsement by that state of the Deferral Option.
If you are eligible for the Deferral Option and if you properly elect the Deferral Option, no changes will be made to your contract until the Annuity Commencement Date. On that date, the following changes will occur:

•	Your Annuity Commencement Date will be deferred to the Annuitant’s 100th birthday ("the Deferred Annuity Commencement Date");

•
The Death Benefit described in your Contract and any optional Death Benefits will be terminated and the new Death Benefit will be the Contract Value on the date of receipt of Due Proof of Death at our Administrative Office. During the time period between our receipt of Due Proof of Death and our receipt of complete settlement instructions from each Beneficiary, the Death Benefit amount will be subject to market fluctuations;

•	All optional Death Benefit rider charges will no longer be assessed;

•	The Earnings Protection Benefit (i) will be terminated in its entirety; and (ii) the charge for that benefit will no longer be assessed;

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•
The Hartford's Principal First rider, including any guaranteed income benefit, death benefit settlement option and any annuitization option under that rider (i) will be terminated in its entirety; (ii) the charge for that rider will no longer be assessed; and (iii) your contract will then be subject to the contract minimum rules. If however you are receiving Automatic Income Payments under The Hartford's Principal First rider, you may continue to do so once the Deferral Option is effective.However, you will then be subject to the contract minimum rules. That is, if after any withdrawal, whether it be a systematic withdrawal or a one-time partial Surrender, your Contract Value falls below the contract minimum, we will close your contract and pay the full Surrender Value;

•	You may not transfer money into your Contract through a 1035 exchange, direct transfer or direct rollover unless the request to transfer money was received prior to the Election Period;

•
There is an imposed limit of 20% of the Contract Value that may be allocated to the Fixed Accumulation Feature. Any amount over 20% of Contract Value allocated to the Fixed Accumulation Feature on the original Annuity Commencement Date will be moved out of the Fixed Accumulation Feature via a Dollar Cost Averaging program with a duration of six months or less according to the instructions that you provide us on the Annuity Commencement Date Deferral Option Form. Any existing restriction on the maximum amount transferable from the Fixed Accumulation Feature during any Contract Year will be waived on and after the original Annuity Commencement Date.

•
On or after the original Annuity Commencement Date, if at the time of the transfer you are not subject to restrictions on your ability to transfer funds into the Fixed Accumulation Feature described in the definition of Fixed Accumulation Feature below, then you may transfer amounts from existing funds to the Fixed Accumulation Feature until the total amount in the Fixed Accumulation Feature reaches a maximum of 20% of the Contract Value. The Contract Value is calculated on the Valuation Day immediately before the transfer;

•
Similarly, on or after the original Annuity Commencement Date, if at the time of the transfer you are not subject to restrictions on your ability to transfer funds into the Fixed Accumulation Feature described in the definition of Fixed Accumulation Feature below, then a maximum of 20% of any additional Premium Payments may be allocated to the Fixed Accumulation Feature. If there is a Dollar Cost Averaging Program already established from the Fixed Accumulation Feature it will be terminated. You may begin a new Dollar Cost Averaging Program by contacting us after the original Annuity Commencement Date; and

•
The default annuitization option for Qualified Contracts is the Life Annuity with Payments for a Period Certain Annuity Payout Option with a five year period certain. The default annuitization option for non-Qualified Contracts is the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten year period certain. In general, we use Contract Value to calculate fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Contract in effect on the Deferred Annuity Commencement Date.

The ability to elect the Deferral Option may not be available in every State. The Deferral Option may be cancelled or withdrawn at any time by us without prior notification from us, except that we will not withdraw the option for any Contract Owner who has been offered the option at the beginning of the Election Period preceding the Annuity Commencement Date.
You are not required to elect the Deferral Option and you do not need to take any action if you do not want to elect the Deferral Option.
We encourage you to review the Deferral Option with your tax adviser regarding the tax consequences of electing the Deferral Option.
Please carefully review the Tax Considerations section of the prospectus for additional information.
This Deferral Option will not be appropriate for all Contract Owners, and it may not be in your best interest to elect the Deferral Option.
Other Considerations

•
We cannot recommend whether or not the Deferral Option is the right choice for you. Please discuss the merits of the Deferral Option with your Financial Intermediary and tax adviser to be sure that the Deferral Option is suitable for you based on your particular circumstances;

•
It is possible that the IRS could characterize the deferral of your annuity commencement date as a deemed exchange of your contract. Therefore, if your contract was issued prior to 1989, you should discuss the possible loss of any grandfathered rights related to your current contract with your tax adviser. In addition, if you elect the Deferral Option for more than one contract in the same year and the IRS were to characterize the deferral of your annuity commencement dates as a deemed exchange of your contracts, your contracts may be aggregated for the purposes of determining the taxability of any future distributions;

•
It is possible that the selection of an Annuity Commencement Date at certain advanced ages could result in the Contract not being treated as an annuity for tax purposes; therefore, you should consult with your tax adviser;

•	Whether the advantages of deferring the Annuity Commencement Date outweigh any other option available to you at that time including liquidation or choosing an Annuity Payout Option;

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•
Whether the advantages of deferring the Annuity Commencement Date outweigh the disadvantages, including the loss of all Death Benefits in excess of Contract Value and the constraints on investments into the Fixed Accumulation Feature;

•	Whether you have other assets to meet your future income needs;

•
Whether you will change your mind. Once you have elected the Deferral Option, you will not have the ability to reinstate the annuitization option in The Hartford's Principal First rider or reverse any other changes made to your Contract on the original Annuity Commencement Date;

•	In your evaluation of the Deferral Option, you should consult with your Financial Intermediary and tax adviser and potentially any Beneficiaries named in the Contract;

•	The Deferral Option may not be available in all states, through all Financial Intermediaries or for all contracts;

•	Financial Intermediaries do not receive additional compensation if you choose the Deferral Option, but continue to receive existing compensation throughout the deferral period;

•	If you choose an Annuity Payout Option, you cannot later elect the Deferral Option; and

•
If you elect the Deferral Option, you may choose any then available Annuity Payout Options at or before the Deferred Annuity Commencement Date; however, you cannot elect to defer your Deferred Annuity Commencement Date further. On your Deferred Annuity Commencement Date if you have a Qualified Contract, the default Annuity Payout Option is a Life Annuity with Payments for a Period Certain Payout Option with period certain of five years. If you have a non-Qualified Contract, the default Annuity Payout Option is the Life Annuity with Payments for a Period Certain Payout Option with period certain of ten years. In general, we use Contract Value to calculate fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Contract in effect on the Deferred Annuity Commencement Date.

Annuity Payouts
This section describes what happens when we begin to make regular Annuity Payouts from your Contract. You, as the Contract Owner, should answer five questions:

•	When do you want Annuity Payouts to begin?

•	Which Annuity Payout Option do you want to use?

•	How often do you want the Payee to receive Annuity Payouts?

•	What is the Assumed Investment Return?

•	Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?
Please check with your Investment Professional to select the Annuity Payout Option that best meets your income needs.
As of October 4, 2013, we no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors.
On February 13, 2016, we began allowing eligible Contract Owners to defer their Annuity Commencement Date pursuant to the provisions outlined in the Annuity Commencement Date Deferral Option section.
For Qualified Contracts, if you defer your Annuity Commencement Date, the minimum periods for the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments For a Period Certain Annuity Payout Options will be five years. For non-Qualified Contracts, if you defer your Annuity Commencement Date, the minimum periods for the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain Annuity Payout Options will be ten years.
For Qualified Contracts, if you defer your Annuity Commencement Date and if, between your original Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with Payments for a Period Certain Payout Option with period certain payments for five years. For non-Qualified Contracts, if you defer your Annuity Commencement Date and if, between your Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with Payments For a Period Certain Payout Option with period certain payments for ten years.
Proof of Survival
The payment of any annuity benefit will be subject to evidence that the Annuitant is alive on the date such payment is otherwise due.

1.	When do you want Annuity Payouts to begin?
You selected an Annuity Commencement Date when you purchased your Contract or it can be selected at any time before you begin receiving Annuity Payouts. If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90, (unless you choose the Deferral Option, described above) the Contract will automatically be annuitized. If you purchased your Contract in New York, you must begin Annuity Payouts before your Annuitant’s 91st birthday (unless you choose the Deferral Option, described above). If this Contract was issued to

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the trustee of a Charitable Remainder Trust, the Annuity Commencement Date is the Annuitant’s 100th birthday except in New York and Pennsylvania, where the Annuity Commencement Date is the Annuitant's 90th birthday.
If you elect the Deferral Option, you may defer your Annuity Commencement Date to the fifteenth day of any month before or including the month of the Annuitant’s 100th birthday. Once elected, in the event the Contingent Annuitant becomes the Annuitant and in the absence of a written election to the contrary, the Deferred Annuity Commencement Date will be the 15th day of the month coincident with or next following the Contingent Annuitant’s 100th birthday.
The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.
All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2.	Which Annuity Payout Option do you want to use?
Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the “Death Benefit” section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.
Life Annuity
We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.
Life Annuity with a Cash Refund
We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts. In Texas, this option is only available for Annuity Payouts using the 5% Assumed Investment Return.
Life Annuity with Payments for a Period Certain
We will make Annuity Payouts during the lifetime of the Annuitant, but Annuity Payouts are at least guaranteed for the number of years you select. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of years, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the present value of the remaining Annuity Payouts.
Joint and Last Survivor Life Annuity
We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

•	Remain the same at 100%, or

•	Decrease to 66.67%, or

•	Decrease to 50%.
For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.
Joint and Last Survivor Life Annuity with Payments for a Period Certain
We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant’s age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.
When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

•	Remain the same at 100%, or

•	Decrease to 66.67%, or

•	Decrease to 50%.
For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while

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both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.
Payments For a Period Certain
We will make Annuity Payouts for the number of years that you select. The minimum period that you can select is ten years during the first two Contract Years and five years after the second Contract Anniversary. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.
The Hartford's Principal First Payout Option
If you elected The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Payout Option, we will pay a fixed dollar amount for a specific number of years (“Payout Period”). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.
If you elect the Deferral Option, The Hartford's Principal First Payout Option is not available.
Important Information:

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You cannot Surrender your Contract once Annuity Payouts begin, unless you have selected Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments For a Period Certain, or Payments For a Period Certain variable dollar amount Annuity Payout Option. A Contingent Deferred Sales Charge may be deducted.

•
For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

•
Automatic Annuity Payouts — If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%. For Qualified Contracts, if you defer your Annuity Commencement Date and if, between your Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us what Annuity Payout Option you want, we will pay you under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a five year period certain.

3.	How often do you want the Payee to receive Annuity Payouts?
In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

•	monthly,

•	quarterly,

•	semi-annually, or

•	annually.
Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4.	What is the Assumed Investment Return?
The Assumed Investment Return (“AIR”) is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.
Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.
For example, if the second monthly Annuity Payout is the same as the first, the Sub-Accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the Sub-Accounts earned more than the AIR. If the second Annuity Payout is less than the first, the Sub-Account earned less than the AIR.

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Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.
5. Do you want Annuity Payouts to be Fixed Dollar Amount or Variable Dollar Amount?
You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.
Fixed Dollar Amount Annuity Payouts — Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an Annuity rate. The Annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.
Variable Dollar Amount Annuity Payouts — Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.
The dollar amount of the first variable Annuity Payout depends on:

•	the Annuity Payout Option chosen,

•	the Annuitant’s attained age and gender (if applicable),

•	the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

•	the Assumed Investment Return.
The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value, minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.
The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.
The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919. The Annuity Unit Factor for a 5% AIR is 0.999866. The Annuity Unit Factor for a 6% AIR is 0.999840.
Combination Annuity Payout — You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination annuity payouts are not available during the first two Contract Years.
Transfer of Annuity Units — After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled “Can I transfer from one Sub-Account to another?” under the section entitled “The Contract.”
Other Programs Available
We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these programs. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.
InvestEase Program — InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your

40

initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.
Automatic Income Program — The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. The Automatic Income Program may change based on your instructions after your third Contract Year. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59½, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Please see Appendix Tax for more information regarding the tax consequences associated with your Contract.
Static Asset Allocation Models
This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories. Please see Appendix VI for models that are available to you.
If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.
You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.
You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.
Your investments in an asset allocation model will be rebalanced quarterly to reflect the model’s original percentages.
We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.
While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to What Restrictions Are There on your Ability to Make a Sub-Account Transfer? for more information.
You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Investment Professional. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.
Asset Rebalancing
In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.
Dollar Cost Averaging
We offer two dollar cost averaging programs:

•	Fixed Amount DCA

•	Earnings/Interest DCA
These programs allow you to earn a fixed rate of interest on investments. These programs are different from the Fixed Accumulation Feature. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary

41

depending on the Contract you purchased and the date your instructions are received. Please consult your Investment Professional to determine the interest rate for your Program.
Fixed Amount DCA — This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins approximately 15 days following the next monthly Contract Anniversary from the day the enrollment requested is established unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.
Earnings/Interest DCA — This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.
Other Program Considerations

•	You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.

•	We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

•	any Fund is merged or substituted into another Fund — then your allocations will be directed to the surviving Fund;

•	any Fund is liquidated — then your allocations will be directed to any available money market Fund.

•	You may always provide us with updated instructions following any of these events.

•
Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

•
If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

•
We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

•
Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund’s investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund’s prospectus.

•
Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

•	These Programs may be adversely affected by Fund trading policies.

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Other Information
Assignment — A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.
A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.
Speculative Investing — Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.
When you purchased this Contract you represented and warranted that you would not use this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.
Contract Modification — The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.
We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.
How Contracts Are Sold — We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. (“HSD”) under which HSD serves as the principal underwriter for the Contracts. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours.
HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions (“Financial Intermediaries”) for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2017. Contracts were sold by individuals who were appointed by us as insurance agents and who were investment professionals of Financial Intermediaries.
We list below types of arrangements that helped to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affected each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.
Financial Intermediaries receive commissions (described below under “Commissions”). Certain selected Financial Intermediaries also receive additional compensation (described below under “Additional Payments”). All or a portion of the payments we make to Financial Intermediaries may be passed on to Investment Professionals according to a Financial Intermediary’s internal compensation practices.
Affiliated broker-dealers also employed individuals called “wholesalers” in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.
Commissions
Upfront commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than one year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.
Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Investment Professional’s compensation. Under certain circumstances, your Investment Professional may be required to return all or a portion of the commissions paid.
Check with your Investment Professional to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Investment Professional (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Investment Professional (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Investment Professional’s (or their Financial Intermediary’s) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.
Additional Payments
Subject to FINRA, Financial Intermediary and insurance rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract and/or to provide inforce Contract Owner support. These additional payments could create an incentive for your investment professional, and the Financial Intermediary with which they are

43

associated, to recommend products that pay them more than others, which may not necessarily be to your benefit. In addition, some Financial Intermediaries may make a profit from fees received for inforce Contract Owner support.

Additional Payment Type	What it’s used for
Access	Access to investment professionals and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment	Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing
Joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including investment professionals) receive prizes such as travel awards, merchandise and recognition; client generation expenses.

Marketing Expense Allowance	Pay Fund related parties for wholesaler support, training and marketing activities for certain Funds.
Inforce Contract Owner Support	Support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary’s websites; shareholder services.
Training	Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training.
Volume	Pay for the overall volume of their sales or the amount of money investing in our products.
As of December 31, 2017, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities:
AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Cambridge Investment Research Inc., Cetera Financial Group (Cetera Financial Specialists, LLC, Cetera Investment Services, LLC, Cetera Advisors, LLC, Cetera Advisor Networks, LLC), CCO Investment Services Corp., Citigroup Global Markets, Inc., Commonwealth Financial Network, Crown Capital Securities, LLP, Edward D. Jones & Co., LLP, First Allied Securities, Inc., First Tennessee Brokerage Inc., H.D. Vest Investment Services, Huntington Investment Company, ING Financial Partners, Investacorp, Inc., LPL Financial Corporation, Merrill Lynch Pierce Fenner & Smith, Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Raymond James & Associates, Inc., Raymond James Financial Services, Robert W. Baird & Co. Inc., Securities America, Inc., UBS Financial Services, Inc., Wells Fargo Advisors LLC (various divisions), Woodbury Financial Services, Inc.
Inclusion on this list does not imply that these sums necessarily constitute “special cash compensation” as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their investment professional is or should be included in any such listing.
As of December 31, 2017, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: American Funds Distributors & Capital Research and Management Company & Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.
For the fiscal year ended December 31, 2017, Additional Payments did not in the aggregate exceed approximately $15.6 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.04% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $18,500.
Legal Proceedings
There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.
More Information
You may call your Registered Representative if you have any questions or write or call us at the address below:
Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company
PO Box 14293
Lexington, KY 40512-4293

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1-800-862-6662 (Contract Owners)
1-800-862-7155 (Investment Professionals)
Financial Statements
You can find financial statements for us and the Separate Account in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your investment professional or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

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Table of Contents to Statement of Additional Information

General Information
Safekeeping of Assets
Independent Public Accountants
Non-Participating
Misstatement of Age or Sex
Principal Underwriter
Operational Risks
Performance Related Information
Total Return for all Sub-Accounts
Yield for Sub-Accounts
Money Market Sub-Accounts
Additional Materials
Performance Comparisons
Accumulation Unit Values
Financial Statements

APP TAX-1

Appendix Tax
Federal Tax Considerations
A. Introduction
The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code (“Code”), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See “Nonresident Aliens and Foreign Entities” below regarding annuity purchases by, or payments to, non-U.S. Persons. Pursuant to IRS Circular 230, you are hereby notified of the following: The information contained in this document is not intended to (and cannot) be used by anyone to avoid IRS penalties. This document supports the promotion and marketing of insurance products. You should seek advice based on your particular circumstances from an independent tax advisor. This prospectus is not intended to provide tax, accounting or legal advice. Please consult your tax accountant or attorney prior to finalizing or implementing any tax or legal strategy or for any tax, account or legal advice concerning your situation.
This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.
In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.
As used in the following sections addressing “Federal Tax Considerations,” the term “spouse” means the person to whom you are legally married, as determined under federal tax law. This may include opposite or same-sex spouses, but does not include those in domestic partnerships or civil unions which are not recognized as married for federal tax purposes. You are encouraged to consult with an accountant, lawyer or other qualified tax advisor about your own situation. Although some sections below discuss certain tax considerations in connection with contract loans, this is provided as general information only.  Please refer to your contract to determine if your contract contains a loan provision.
The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. you should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if you find any discrepancies in case corrections have to be made.
THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.
B. Taxation of the Company and the Separate Account
The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

APP TAX-2

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.
C. Taxation of Annuities — General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans
Section 72 of the Code governs the taxation of annuities in general.
1. Non-Natural Persons as Owners
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

•
A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

•	A contract acquired by the estate of a decedent by reason of such decedent’s death,

•	Certain contracts acquired with respect to tax-qualified retirement arrangements,

•	Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

•
A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract’s purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.
Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the “holder” in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a “holder.” In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the “holder.” However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.
For tax years beginning after December 31, 2012, estates and trusts with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the estate’s or trust’s adjusted gross income for the taxable year.
2. Other Contract Owners (Natural Persons).
A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.
The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982. For tax years beginning after December 31, 2012, individuals with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the individual’s modified adjusted gross income for the taxable year.
a. Amounts Received as an Annuity
Contract payments made periodically at regular intervals over a period of more than one full year, such that the total amount payable is determinable from the start (“amounts received as an annuity”) are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the allocable “investment in the contract” to the total amount of the payments to be made after the start of the payments (the “exclusion ratio”) under Section 72 of the Code. Total premium payments less amounts received which were not includable in gross income equal the “investment in the contract.” The start of the payments may be the Annuity Commencement Date, or may be an annuity starting date assigned should any portion less than the full Contract be converted to periodic payments from the Contract (Annuity Payouts).

i.
When the total of amounts excluded from income by application of the exclusion ratio is equal to the allocated investment in the contract for the Annuity Payout, any additional payments (including surrenders) will be entirely includable in gross income.

APP TAX-3

ii.
To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the “investment in the contract,” such excess constitutes the “income on the contract”. It is unclear what value should be used in determining the “income on the contract.” We believe that the “income on the contract” does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the “income on the contract”.

iii.
Under Section 72(a)(2) of the Code, if any amount is received as an annuity (i.e., as one of a series of periodic payments at regular intervals over more than one full year) for a period of 10 or more years, or during one or more lives, under any portion of an annuity, endowment, or life insurance contract, then that portion of the contract shall be treated as a separate contract with its own annuity starting date (otherwise referred to as a partial annuitization of the contract). This assigned annuity starting date for the new separate contract can be different from the original Annuity Commencement Date for the Contract. Also, for purposes of applying the exclusion ratio for the amounts received under the partial annuitization, the investment in the contract before receiving any such amounts shall be allocated pro rata between the portion of the Contract from which such amounts are received as an annuity and the portion of the Contract from which amounts are not received as an annuity. These provisions apply to payments received in taxable years beginning after December 31, 2010.

b. Amounts Not Received as an Annuity

i.
To the extent that the “cash value” of the Contract (ignoring any surrender charges except on a full surrender) exceeds the “investment in the contract,” such excess constitutes the “income on the contract.”

ii.
Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender), which is non-periodic and not part of a partial annuitization, is deemed to come first from any such “income on the contract” and then from “investment in the contract,” and for these purposes such “income on the contract” is computed by reference to the aggregation rule described in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such “income on the contract,” and (2) shall not be includable in gross income to the extent that such amount does exceed any such “income on the contract.” If at the time that any amount is received or deemed received there is no “income on the contract” (e.g., because the gross value of the Contract does not exceed the “investment in the contract,” and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the “investment in the contract.”

iii.
Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date (or after the assigned annuity starting date for a partial annuitization) are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining “investment in the contract” shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph 2.c. may apply).

iv.
The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a.

v.
In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi.
In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.

c. Aggregation of Two or More Annuity Contracts.
Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.
d. 10% Penalty Tax — Applicable to Certain Withdrawals and Annuity Payments.

APP TAX-4

i.
If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.	The 10% penalty tax will not apply to the following distributions:

1.	Distributions made on or after the date the recipient has attained the age of 59½.

2.	Distributions made on or after the death of the holder or, where the holder is not an individual, the death of the primary annuitant.

3.	Distributions attributable to a recipient becoming disabled.

4.
A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient’s designated Beneficiary).

5.	Distributions made under certain annuities issued in connection with structured settlement agreements.

6.	Distributions of amounts which are allocable to the “investment in the contract” prior to August 14, 1982 (see next subparagraph e.).

7.	Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.
If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
e. Special Provisions Affecting Contracts Obtained Through a Tax-Free Exchange of Other Annuity or Life Insurance Contracts Purchased Prior to August 14, 1982.
If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come (1) first from the amount of the “investment in the contract” prior to August 14, 1982 (“pre-8/14/82 investment”) carried over from the prior Contract, (2) then from the portion of the “income on the contract” (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining “income on the contract” and (4) last from the remaining “investment in the contract.” As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the “income on the contract” attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.
f. Required Distributions

i.	Death of Contract Owner or Primary Annuitant
Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

1.
If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

2.	If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

3.
If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.	Alternative Election to Satisfy Distribution Requirements
If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner’s death.

iii.	Spouse Beneficiary
If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This Spousal Contract continuation shall apply only once for this Contract.

iv.	Civil Union or Domestic Partner

APP TAX-5

Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner, rather than the spouse of the Contract Owner, then such designated beneficiary is not permitted to continue the Contract as the succeeding Contract Owner. A designated beneficiary who is a same sex spouse will be permitted to continue the Contract as the succeeding Contract Owner.
g. Addition of Rider or Material Change.
The addition of a rider to the Contract, or a material change in the Contract’s provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.
h. Partial Exchanges.
The owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). The IRS in Revenue Procedure 2011-38, indicated that a partial exchange made on or after October 24, 2011 will be treated as a tax-free exchange under Code Section 1035 if there is no distribution from or surrender of, either contract involved in the exchange within 180 days of such exchange. Amounts received as annuity payments for a period of at least 10 years on one or more lives will not be treated as distributions for this purpose. If a transfer does not meet the 180-day test, the IRS will apply general tax rules to determine the substance and treatment of the transfer.
We advise you to consult with a qualified tax adviser as to the potential tax consequences before attempting any partial exchanges

3.	Diversification Requirements.
The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.
The Treasury Department’s diversification regulations under Code Section 817(h) require, among other things, that:

•	no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

•	no more than 70% is represented by any two investments,

•	no more than 80% is represented by any three investments and

•	no more than 90% is represented by any four investments.
In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.
Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling (“PLR”) from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds’ compliance with the terms and conditions contained in the PLR.
4. Tax Ownership of the Assets in the Separate Account.
In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the “owner” of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the “tax owner” of certain separate account assets, income and gain from such assets would be includable in the variable contract owner’s gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such

APP TAX-6

regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.
Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer’s separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such “public availability” means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer’s variable contracts or by other permitted entities.
Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.
D. Federal Income Tax Withholding
The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:

1.
Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld (“election out”). We will provide such an “election out” form at the time such a distribution is requested. If the necessary “election out” form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

2.
Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary “election out” forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no “election out” is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any “election out” (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee’s total tax liability.
E. General Provisions Affecting Qualified Retirement Plans
The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled “Information Regarding Tax-Qualified Retirement Plans” for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.
F. Nonresident Aliens and Foreign Entities
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. persons (such as U.S. citizens or U.S. resident aliens). Purchasers (and payees such as a purchaser’s beneficiary) that are not U.S. persons (such as a Nonresident Alien) will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required information and IRS tax forms (such as IRS Form W-8BEN) are submitted to us. If withholding tax applies, we are generally required to withhold tax at a 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. Foreign entities (such as foreign corporations, foreign partnerships, or foreign trusts) must provide the appropriate IRS tax forms (such as IRS Form W-8BEN-E or other appropriate Form W-8). If required by law, we may withhold 30% from any taxable payment in accordance with applicable requirements such as The Foreign Account Tax Compliance Act (FATCA) and applicable regulations. An updated Form W-8 is generally required to be submitted every three years. Purchasers may also be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser’s country of citizenship or residence.
G. Estate, Gift and Generation-Skipping Tax and Related Tax Considerations

APP TAX-7

Any amount payable upon a Contract Owner’s death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner’s estate for federal estate tax purposes. Similarly, prior to the Contract Owner’s death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendant) of a Contract Owner may have federal generation-skipping-transfer (“GST”) tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in “Distributions Prior to the Annuity Commencement Date,” the transfer of a Contract for less than adequate consideration during the Contract Owner’s lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner’s gross income, this same income amount could produce a corresponding increase in such Contract Owner’s tax basis for such Contract that is carried over to the transferee’s tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and Section 1015.
H. Tax Disclosure Obligations
In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain “material advisers” to maintain a list of persons participating in such “reportable transactions,” which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by us, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.
Information Regarding Tax-Qualified Retirement Plans
This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.
The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a “Qualified Plan” or “Plan”). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.
The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.
The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other

APP TAX-8

transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.
We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.
1. Individual Retirement Annuities (“IRAs”).
In addition to “traditional” IRAs governed by Code Sections 408(a) and (b) (“Traditional IRAs”), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) may elect to provide for a separate account or annuity contract that accepts after-tax employee contributions and is treated as a “Deemed IRA” under Code Section 408(q), which is generally subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

a.	Traditional IRAs
Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions (“RMDs”) when the Owner reaches age 70½ or dies, as described below, may result in imposition of a 50% additional tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59½ or dies is subject to a 10% additional tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.
You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse “designated beneficiary” of a deceased Plan participant may make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).
IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract’s cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA’s cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.

b.	SEP IRAs
Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension (“SEP”) or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.

c.	SIMPLE IRAs
The Savings Incentive Match Plan for Employees of small employers (“SIMPLE Plan”) is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees (“SIMPLE IRAs”). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% additional tax for failure to make a full RMD, and to the 10% additional tax on premature distributions, as described below. In addition, the 10% additional tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification

APP TAX-9

as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.
If we do not serve as the Designated Financial Institution for your employer’s SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

d.	Roth IRAs
Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner’s lifetime. Generally, however, upon the Owner’s death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. Prior to January 1, 2018, the Owner of a Traditional IRA or other qualified plan assets could recharacterize a Traditional IRA into a Roth IRA under certain circumstances. Effective January 1, 2018, a Traditional IRA or other qualified plan cannot be recharacterized as a Roth IRA. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be “rolled over” directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
2. Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan
Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of “incidental” death benefits, and the time when RMDs must commence. In addition, a Plan’s provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.
In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.
3. Tax Sheltered Annuity under Section 403(b) (“TSA”)
Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a “tax-sheltered annuity” (“TSA”) contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee’s gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee’s “includable compensation” for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.
A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

a.	after the employee reaches age 59½;

b.	upon the employee’s separation from service;

c.	upon the employee’s death or disability;

APP TAX-10

d.	in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

e.	as a qualified reservist distribution upon certain calls to active duty.
An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.
Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. § 1.403(b)-8(c)(2).
Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. § 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant’s or beneficiary’s accumulated benefit immediately before such exchange (taking into account such participant’s or beneficiary’s accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant’s employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. In addition, the same Regulation provides corresponding rules for a transfer from one TSA to another TSA under a different TSA Plan (e.g., for a different eligible employer). We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.
4. Deferred Compensation Plans under Section 457 (“Section 457 Plans”)
Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a “governmental employer” is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an “Eligible Deferred Compensation Plan” or “Section 457(b) Plan.” Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant’s includible compensation or (2) the applicable dollar amount ($18,000 for 2017 and $18,500 for 2018). The Plan may provide for additional “catch-up” contributions . In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70½, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).
Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer’s general creditors under Code Section 457(b)(6).
5. Taxation of Amounts Received from Qualified Plans
Except under certain circumstances in the case of Roth IRAs or Roth accounts in certain Qualified Plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other “investment in the contract.” For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining

APP TAX-11

what portion of each amount received represents a tax-free recovery of “investment in the contract” are generally the same as for Non-Qualified Contracts, as described above.
For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the “investment in the contract,” based on the ratio of the “investment in the contract” over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.
In addition, additional taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6.	Additional Taxes for Qualified Plans
Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal additional taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions (“RMDs”). Additional taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The additional taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

a.	Additional Taxes on Premature Distributions
Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59½. However, this 10% additional tax does not apply to a distribution that is either:

(i)	made to a beneficiary (or to the employee’s estate) on or after the employee’s death;

(ii)	attributable to the employee’s becoming disabled under Code Section 72(m)(7);

(iii)
part of a series of substantially equal periodic payments (not less frequently than annually - “SEPPs”) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary (“SEPP Exception”), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

(iv)
(except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

(v)
(except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

(vi)	not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year;

(vii)	certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

(viii)	made an account of an IRS levy on the Qualified Plan under Code Section 72(t)(2)(A)(vii); or

(ix)	made as a “direct rollover” or other timely rollover to an Eligible Retirement Plan, as described below.
In addition, the 10% additional tax does not apply to a distribution from an IRA that is either:

(x)	made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions in Code Section 72(t)(2)(D) are met;

(xi)	not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

(xii)	for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).
If the taxpayer avoids this 10% additional tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death, disability or a method change allowed by Rev. Rul. 2002-62), the 10% additional tax will be applied retroactively to all the prior periodic payments (i.e., additional tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual’s employer under a SIMPLE Plan, the 10% additional tax rate is increased to 25%.

b.	RMDs and 50% Additional Tax
If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution (“RMD”) for the year, the participant is subject to a 50% additional tax on the amount that has not been timely distributed.

APP TAX-12

An individual’s interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of -

(i)	the calendar year in which the individual attains age 70½, or

(ii)
(except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

A special rule applies to individuals who attained age 70½ in 2009. Such individuals should consult with a qualified tax adviser before taking RMDs in 2010.
The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over -

(a)	the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

(b)	over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.
If an individual dies before reaching the Required Beginning Date, the individual’s entire interest generally must be distributed within 5 years after the individual’s death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual’s death to a qualifying designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual’s surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 70½.
If an individual dies after RMDs have begun for such individual, any remainder of the individual’s interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.
The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner’s surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.
In addition, in computing any RMD amount based on a contract’s account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% additional tax for RMDs if such additional RMD amount is not timely distributed.
7. Tax Withholding for Qualified Plans
Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any “elections out” and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an “eligible rollover distribution” from a Qualified Plan (described below in “Rollover Distributions”). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the “eligible rollover distribution,” to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in “Rollover Distributions”). Payees cannot elect out of this mandatory 20% withholding in the case of such an “eligible rollover distribution.”
Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.
Regardless of any “election out” (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee’s total tax liability.
8. Rollover Distributions
The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a “direct transfer” or a “direct rollover”) or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a “60-day rollover”), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.
For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of

APP TAX-13

restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a “direct transfer” between the same kinds of Plan is generally not treated as any form of “distribution” out of such a Plan for federal income tax purposes.
By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a “distribution” out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a “direct rollover” (made directly to another Plan fiduciary) or as a “60-day rollover.” The tax restrictions and other rules for a “direct rollover” and a “60-day rollover” are similar in many ways, but if any “eligible rollover distribution” made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a “direct rollover,” then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a “60-day rollover” by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a “60-day rollover”, the missing amount that is not rolled over remains subject to normal income tax plus any applicable additional tax.
Under Code Sections 402(f)(2)(A) and 3405(c)(3) an “eligible rollover distribution” (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a “direct rollover”) is generally any distribution to an employee of any portion (or all) of the balance to the employee’s credit in any of the following types of “Eligible Retirement Plan”: (1) a Qualified Plan under Code Section 401(a) (“Qualified 401(a) Plan”), (2) a qualified annuity plan under Code Section 403(a) (“Qualified Annuity Plan”), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an “eligible rollover distribution” does not include any distribution that is either -

a.	an RMD amount;

b.
one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

c.	any distribution made upon hardship of the employee.
Before making an “eligible rollover distribution,” a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the “direct rollover” and “60-day rollover” rules and the distribution’s exposure to the 20% mandatory withholding if it is not made by “direct rollover.” Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a “direct rollover” or a “60-day rollover” of an “eligible rollover distribution” can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an “eligible rollover distribution” that can qualify for a tax-free “60-day rollover” is limited to the amount that otherwise would be includable in gross income. By contrast, a “direct rollover” of an “eligible rollover distribution” can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution additional tax applicable to distributions from such a “predecessor” Qualified Plan.
Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free “direct rollover” or “60-day rollover” can be made between a “NonRoth IRA” (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a “conversion” of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free “direct rollover” or “60-day rollover” can be made between an “inherited IRA” (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a “direct rollover” or a “60-day rollover” to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a “direct rollover” or a “60-day rollover” to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such “direct rollover.” Similar rules apply to a “direct rollover” or a “60-day rollover” of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer’s SIMPLE Plan is generally disqualified (and subject to the 25% additional tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a “direct rollover” or a “60-day rollover” to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).
Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be re-contributed within three years as a rollover

APP TAX-14

contribution to a plan from which a KETRA distribution was taken. Other rules and exceptions may apply, so please consult with a qualified tax adviser.

APP I-1

Appendix I — The Funds
The following tables describe the investment options available by contract, including the Fund name, share class, fund objectives and the investment adviser and sub-adviser of each Fund. For additional information on each Fund, please refer to the Fund’s Prospectus.

1.	Hartford Leaders Outlook Series I/IR, Classic Hartford Leaders Series I/IR	APP I-2
2.	Hartford Leaders Elite Outlook Series I/IR	APP I-5
3.	Hartford Leaders Solution Outlook Series I/IR	APP I-8
4.	Huntington Hartford Leaders Outlook Series I/IR	APP I-11
5.	Nations Outlook Variable Annuity Series I/IR	APP I-14

APP I-2

1. Hartford Leaders Outlook I/IR, Classic Hartford Leaders Series I/IR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. American Franchise Fund - Series I	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Government Securities Fund - Series I	Seeks total return, comprised of current income and capital appreciation	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth Fund - Series I	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Government Money Market Fund - Series I**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Value Opportunities Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
American Funds Insurance Series
American Funds Asset Allocation Fund - Class 2	Seeks high total return (including income and capital gains), consistent with the preservation of capital over the long term	Capital Research and Management Company
American Funds Blue Chip Income and Growth Fund - Class 2	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing	Capital Research and Management Company
American Funds Bond Fund - Class 2	Seeks to provide as high a level of current income as is consistent with the preservation of capital	Capital Research and Management Company
American Funds Global Bond Fund - Class 2	Seeks over the long term a high level of total return consistent with prudent investment management	Capital Research and Management Company
American Funds Global Growth and Income Fund - Class 2	Seeks to provide long-term growth of capital while providing current income	Capital Research and Management Company
American Funds Global Growth Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Global Small Capitalization Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Growth Fund - Class 2	Seeks to provide growth of capital	Capital Research and Management Company
American Funds Growth-Income Fund - Class 2	Seeks to achieve long-term growth of capital and income	Capital Research and Management Company
American Funds International Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds New World Fund - Class 2	Seeks long-term capital appreciation	Capital Research and Management Company

APP I-3

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Franklin Templeton Variable Insurance Products Trust
Franklin Flex Cap Growth VIP Fund - Class 2	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Global Real Estate VIP Fund - Class 2†	Seeks high total return	Franklin Templeton Institutional, LLC
Franklin Income VIP Fund - Class 2	Seeks to maximize income while maintaining prospects for capital appreciation	Franklin Advisers, Inc., Sub-advised by Templeton Investment Counsel, LLC
Franklin Large Cap Growth VIP Fund - Class 2	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund - Class 2	Seeks capital appreciation	Franklin Mutual Advisers, LLC, Sub-advised by Franklin Templeton Investment Management Limited
Franklin Mutual Shares VIP Fund - Class 2	Seeks capital appreciation, with income as a secondary goal	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund - Class 2	Seeks long-term capital appreciation, with preservation of capital as an important consideration	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund - Class 2	Seeks long-term total return	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund - Class 2	Seeks long-term capital growth	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund - Class 1	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal	Franklin Advisers, Inc.
Templeton Developing Markets VIP Fund - Class 1	Seeks long-term capital appreciation	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund - Class 2	Seeks long-term capital growth	Templeton Investment Counsel, LLC
Templeton Growth VIP Fund - Class 2	Seeks long-term capital growth	Templeton Global Advisors Limited
Hartford Series Fund, Inc.
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
MFS® Variable Insurance Trust
MFS® Global Equity Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Investors Trust Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Mid Cap Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® New Discovery Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Total Return Bond Series - Initial Class	Seeks total return with an emphasis on current income, but also considering capital appreciation	MFS Investment Management
MFS® Total Return Series - Initial Class	Seeks total return	MFS Investment Management
MFS® Value Series - Initial Class	Seeks capital appreciation	MFS Investment Management

APP I-4

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
MFS® Variable Insurance Trust II
MFS® Core Equity Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® High Yield Portfolio - Initial Class	Seeks total return with an emphasis on high current income, but also considering capital appreciation	MFS Investment Management
MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research International Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

APP I-5

2. Hartford Leaders Elite Outlook I/IR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. American Franchise Fund - Series I	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Government Securities Fund - Series I	Seeks total return, comprised of current income and capital appreciation	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth Fund - Series I	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Government Money Market Fund - Series I**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Value Opportunities Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
American Funds Insurance Series
American Funds Asset Allocation Fund - Class 2	Seeks high total return (including income and capital gains), consistent with the preservation of capital over the long term	Capital Research and Management Company
American Funds Blue Chip Income and Growth Fund - Class 2	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing	Capital Research and Management Company
American Funds Bond Fund - Class 2	Seeks to provide as high a level of current income as is consistent with the preservation of capital	Capital Research and Management Company
American Funds Global Bond Fund - Class 2	Seeks over the long term a high level of total return consistent with prudent investment management	Capital Research and Management Company
American Funds Global Growth and Income Fund - Class 2	Seeks to provide long-term growth of capital while providing current income	Capital Research and Management Company
American Funds Global Growth Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Global Small Capitalization Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Growth Fund - Class 2	Seeks to provide growth of capital	Capital Research and Management Company
American Funds Growth-Income Fund - Class 2	Seeks to achieve long-term growth of capital and income	Capital Research and Management Company
American Funds International Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds New World Fund - Class 2	Seeks long-term capital appreciation	Capital Research and Management Company

APP I-6

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Franklin Templeton Variable Insurance Products Trust
Franklin Flex Cap Growth VIP Fund - Class 2	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Global Real Estate VIP Fund - Class 2†	Seeks high total return	Franklin Templeton Institutional, LLC
Franklin Income VIP Fund - Class 2	Seeks to maximize income while maintaining prospects for capital appreciation	Franklin Advisers, Inc., Sub-advised by Templeton Investment Counsel, LLC
Franklin Large Cap Growth VIP Fund - Class 2	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund - Class 2	Seeks capital appreciation	Franklin Mutual Advisers, LLC, Sub-advised by Franklin Templeton Investment Management Limited
Franklin Mutual Shares VIP Fund - Class 2	Seeks capital appreciation, with income as a secondary goal	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund - Class 2	Seeks long-term capital appreciation, with preservation of capital as an important consideration	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund - Class 2	Seeks long-term total return	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund - Class 2	Seeks long-term capital growth	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund - Class 1	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal	Franklin Advisers, Inc.
Templeton Developing Markets VIP Fund - Class 1	Seeks long-term capital appreciation	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund - Class 2	Seeks long-term capital growth	Templeton Investment Counsel, LLC
Templeton Growth VIP Fund - Class 2	Seeks long-term capital growth	Templeton Global Advisors Limited
Hartford Series Fund, Inc.
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
MFS® Variable Insurance Trust
MFS® Global Equity Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Mid Cap Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® New Discovery Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Total Return Bond Series - Initial Class	Seeks total return with an emphasis on current income, but also considering capital appreciation	MFS Investment Management
MFS® Total Return Series - Initial Class	Seeks total return	MFS Investment Management
MFS® Value Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Variable Insurance Trust II

APP I-7

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
MFS® Core Equity Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® High Yield Portfolio - Initial Class	Seeks total return with an emphasis on high current income, but also considering capital appreciation	MFS Investment Management
MFS® Investors Trust Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research International Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
The Prudential Series Fund
Jennison 20/20 Focus Portfolio - Class II	Seeks long-term growth of capital	Prudential Investments LLC, Sub-advised by Jennison Associates LLC
Jennison Portfolio - Class II	Seeks long-term growth of capital	Prudential Investments LLC, Sub-advised by Jennison Associates LLC
SP International Growth Portfolio - Class II	Seeks long-term growth of capital	Prudential Investments LLC, Sub-advised by William Blair & Company LLC, Neuberger Berman Management, LLC and Jennison Associates LLC
Value Portfolio - Class II	Seeks capital appreciation	Prudential Investments LLC, Sub-advised by Jennison Associates LLC

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

APP I-8

3. Hartford Leaders Solution Outlook I/IR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. American Franchise Fund - Series I	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Government Securities Fund - Series I	Seeks total return, comprised of current income and capital appreciation	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth Fund - Series I	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Government Money Market Fund - Series I**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Value Opportunities Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
American Funds Insurance Series
American Funds Asset Allocation Fund - Class 2	Seeks high total return (including income and capital gains), consistent with the preservation of capital over the long term	Capital Research and Management Company
American Funds Blue Chip Income and Growth Fund - Class 2	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing	Capital Research and Management Company
American Funds Bond Fund - Class 2	Seeks to provide as high a level of current income as is consistent with the preservation of capital	Capital Research and Management Company
American Funds Global Bond Fund - Class 2	Seeks over the long term a high level of total return consistent with prudent investment management	Capital Research and Management Company
American Funds Global Growth and Income Fund - Class 2	Seeks to provide long-term growth of capital while providing current income	Capital Research and Management Company
American Funds Global Growth Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Global Small Capitalization Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Growth Fund - Class 2	Seeks to provide growth of capital	Capital Research and Management Company
American Funds Growth-Income Fund - Class 2	Seeks to achieve long-term growth of capital and income	Capital Research and Management Company
American Funds International Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds New World Fund - Class 2	Seeks long-term capital appreciation	Capital Research and Management Company
BlackRock Variable Series Funds, Inc.

APP I-9

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
BlackRock Global Opportunities V.I. Fund - Class I***	Seeks long-term growth of capital	BlackRock Advisors, LLC, Sub-advised by BlackRock International Limited Edinburgh, United Kingdom
BlackRock Large Cap Focus Growth V.I. Fund - Class I (formerly BlackRock Large Cap Growth V.I. Fund)	Seeks long-term capital growth	BlackRock Advisors, LLC
Franklin Templeton Variable Insurance Products Trust
Franklin Flex Cap Growth VIP Fund - Class 2	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Global Real Estate VIP Fund - Class 2†	Seeks high total return	Franklin Templeton Institutional, LLC
Franklin Income VIP Fund - Class 2	Seeks to maximize income while maintaining prospects for capital appreciation	Franklin Advisers, Inc., Sub-advised by Templeton Investment Counsel, LLC
Franklin Large Cap Growth VIP Fund - Class 2	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund - Class 2	Seeks capital appreciation	Franklin Mutual Advisers, LLC, Sub-advised by Franklin Templeton Investment Management Limited
Franklin Mutual Shares VIP Fund - Class 2	Seeks capital appreciation, with income as a secondary goal	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund - Class 2	Seeks long-term capital appreciation, with preservation of capital as an important consideration	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund - Class 2	Seeks long-term total return	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund - Class 2	Seeks long-term capital growth	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund - Class 1	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal	Franklin Advisers, Inc.
Templeton Developing Markets VIP Fund - Class 1	Seeks long-term capital appreciation	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund - Class 2	Seeks long-term capital growth	Templeton Investment Counsel, LLC
Templeton Growth VIP Fund - Class 2	Seeks long-term capital growth	Templeton Global Advisors Limited
Hartford Series Fund, Inc.
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
MFS® Variable Insurance Trust
MFS® Global Equity Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Investors Trust Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Mid Cap Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® New Discovery Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research Series - Initial Class	Seeks capital appreciation	MFS Investment Management

APP I-10

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
MFS® Total Return Bond Series - Initial Class	Seeks total return with an emphasis on current income, but also considering capital appreciation	MFS Investment Management
MFS® Total Return Series - Initial Class	Seeks total return	MFS Investment Management
MFS® Value Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Variable Insurance Trust II
MFS® Core Equity Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® High Yield Portfolio - Initial Class	Seeks total return with an emphasis on high current income, but also considering capital appreciation	MFS Investment Management
MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research International Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.
***
On March 27, 2017, the Board of Directors of BlackRock Variable Series Funds, Inc. approved a Plan of Liquidation of the BlackRock Global Opportunities V.I. Fund (the “Fund”). Under the Plan of Liquidation, the Fund is expected to be liquidated on or about June 29, 2018 (the “Liquidation Date”). Effective at the close of business on the Liquidation Date, any Contract Value allocated to the Fund will be transferred to the Invesco V.I. Government Money Market Fund Sub-Account.

Due to the liquidation of the Fund, you will no longer be able to allocate new Premium Payments or make transfers to the affected Sub-Account, including program trades effective at the close of business on the Liquidation Date. You may transfer some or all of your Contract Value in the affected Sub-Account to other investment options currently offered by your Contract.

Effective prior to the Liquidation Date:

If you are enrolled in a Dollar Cost Averaging (DCA) program, an Asset Rebalancing or InvestEase® Program that includes the Fund, you may provide us alternative allocation instructions prior to the Liquidation Date. If you do not provide alternative allocation instructions prior to the Liquidation Date, your enrollment will automatically be updated to replace the Fund with the Invesco V.I. Government Money Market Fund Sub-Account;

If you are enrolled in an Automatic Income Program that includes the Fund, your income payments will continue to come out of the Fund until the Fund liquidates on the Liquidation Date. Upon the Fund’s liquidation, all Contract Value in the Fund will be automatically transferred to the Invesco V.I. Government Money Market Fund Sub-Account and your Automatic Income Program will be automatically updated to replace the Fund with the Invesco V.I. Government Money Market Fund Sub-Account, unless you provide us alternative instructions prior to the Liquidation Date;

If you are invested in an Allocation Model that includes the Fund, the model will be automatically updated on prior to the Liquidation Date to replace the Fund with the Invesco V.I. Government Money Market Fund Sub-Account. If you are in a “self-select” model and would like to change your selections or you would like to invest in a different model you may provide us new instructions at any time.

Upon completion of the termination and liquidation of the Fund, all references to the Fund in the prospectus are deleted.

APP I-11

4. Huntington Hartford Leaders Outlook I/IR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. American Franchise Fund - Series I	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Government Securities Fund - Series I	Seeks total return, comprised of current income and capital appreciation	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth Fund - Series I	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Government Money Market Fund - Series I**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Value Opportunities Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
American Funds Insurance Series
American Funds Asset Allocation Fund - Class 2	Seeks high total return (including income and capital gains), consistent with the preservation of capital over the long term	Capital Research and Management Company
American Funds Blue Chip Income and Growth Fund - Class 2	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing	Capital Research and Management Company
American Funds Bond Fund - Class 2	Seeks to provide as high a level of current income as is consistent with the preservation of capital	Capital Research and Management Company
American Funds Global Bond Fund - Class 2	Seeks over the long term a high level of total return consistent with prudent investment management	Capital Research and Management Company
American Funds Global Growth and Income Fund - Class 2	Seeks to provide long-term growth of capital while providing current income	Capital Research and Management Company
American Funds Global Growth Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Global Small Capitalization Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Growth Fund - Class 2	Seeks to provide growth of capital	Capital Research and Management Company
American Funds Growth-Income Fund - Class 2	Seeks to achieve long-term growth of capital and income	Capital Research and Management Company
American Funds International Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds New World Fund - Class 2	Seeks long-term capital appreciation	Capital Research and Management Company
Franklin Templeton Variable Insurance Products Trust

APP I-12

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Franklin Flex Cap Growth VIP Fund - Class 2	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Global Real Estate VIP Fund - Class 2†	Seeks high total return	Franklin Templeton Institutional, LLC
Franklin Income VIP Fund - Class 2	Seeks to maximize income while maintaining prospects for capital appreciation	Franklin Advisers, Inc., Sub-advised by Templeton Investment Counsel, LLC
Franklin Large Cap Growth VIP Fund - Class 2	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund - Class 2	Seeks capital appreciation	Franklin Mutual Advisers, LLC, Sub-advised by Franklin Templeton Investment Management Limited
Franklin Mutual Shares VIP Fund - Class 2	Seeks capital appreciation, with income as a secondary goal	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund - Class 2	Seeks long-term capital appreciation, with preservation of capital as an important consideration	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund - Class 2	Seeks long-term total return	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund - Class 2	Seeks long-term capital growth	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund - Class 1	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal	Franklin Advisers, Inc.
Templeton Developing Markets VIP Fund - Class 1	Seeks long-term capital appreciation	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund - Class 2	Seeks long-term capital growth	Templeton Investment Counsel, LLC
Templeton Growth VIP Fund - Class 2	Seeks long-term capital growth	Templeton Global Advisors Limited
Hartford Series Fund, Inc.
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Mutual Fund and Variable Insurance Trust
Rational Dividend Capture VA Fund	Seeks total return with dividend income as an important component of that return	Rational Advisors, Inc., Sub-advised by PVG Asset Management Corp.
Rational Insider Buying VA Fund	Seeks long-term capital appreciation	Rational Advisors, Inc.
MFS® Variable Insurance Trust
MFS® Global Equity Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Investors Trust Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Mid Cap Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® New Discovery Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research Series - Initial Class	Seeks capital appreciation	MFS Investment Management

APP I-13

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
MFS® Total Return Bond Series - Initial Class	Seeks total return with an emphasis on current income, but also considering capital appreciation	MFS Investment Management
MFS® Total Return Series - Initial Class	Seeks total return	MFS Investment Management
MFS® Value Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Variable Insurance Trust II
MFS® Core Equity Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® High Yield Portfolio - Initial Class	Seeks total return with an emphasis on high current income, but also considering capital appreciation	MFS Investment Management
MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research International Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

APP I-14

5. Nations Outlook Variable Annuity I/IR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. American Franchise Fund - Series I	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. High Yield Fund - Series I	Seeks total return, comprised of current income and capital appreciation	Invesco Advisers, Inc.
Invesco V.I. Government Money Market Fund - Series II**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio - Small Company Growth Fund - Class 1	Long-term capital appreciation	Columbia Management Investment Advisers, LLC
Columbia Funds Variable Insurance Trust I
Columbia Variable Portfolio - Asset Allocation Fund - Class 1	Seeks total return consisting of current income and long-term capital appreciation	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Overseas Core Fund - Class 2 (formerly Columbia Variable Portfolio - Select International Equity)	Long-term growth of capital with current income as a secondary consideration	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Large Cap Growth Fund - Class 1	Seeks long-term growth of capital	Columbia Management Investment Advisers, LLC
CTIVP - Loomis Sayles Growth Fund - Class 1 (formerly Variable Portfolio - Loomis Sayles Growth Fund)	Seeks long-term growth of capital	Loomis, Sayles & Company, L.P.
Columbia Funds Variable Insurance Trust II
Columbia Variable Portfolio - Mid Cap Growth Fund - Class 1	Seeks to provide shareholders with growth of capital	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1	Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Income Opportunities - Class 1	Seeks to provide shareholders with a high total return through current income and capital appreciation	Columbia Management Investment Advisers, LLC
Hartford HLS Series Fund II, Inc.
Hartford Growth Opportunities HLS Fund - Class IB	Seeks capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small/Mid Cap Equity HLS Fund - Class IB	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund - Class IB	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP

APP I-15

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford Capital Appreciation HLS Fund - Class IB	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Dividend and Growth HLS Fund - Class IB	Seeks a high level of current income consistent with growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Global Growth HLS Fund - Class IB	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford International Opportunities HLS Fund - Class IB	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap Value HLS Fund - Class IB	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Company HLS Fund - Class IB	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Stock HLS Fund - Class IB	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Total Return Bond HLS Fund - Class IB	Seeks a competitive total return, with income as a secondary objective	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund - Class IB	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

APP II-1

Appendix II — Death Benefit — Examples
Example 1:
Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $95,000. Then your Contract Value on due proof of death is $102,000.
Your Maximum death benefit payable is the greatest of Total Premium Payments (adjusted for partial surrenders), Maximum Anniversary Value and Contract Value on due proof of death is $102,000.
Example 2:
Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $105,000. Then your Contract Value on due proof of death is $102,000.
Your Maximum death benefit payable is the greatest of Total Premium Payments (adjusted for partial surrenders), Maximum Anniversary Value and Contract Value on due proof of death is $105,000.
Example 3:
Your Contract does not have the 2002 Amendatory rider. Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $105,000 on the second anniversary. During the third contract year you take a partial Surrender of $20,000.
Your Total Premium Payment is reduced by the amount of the partial surrender and is $70,000. Your Maximum Anniversary Value is reduced by the amount of the partial surrender and is $85,000.
You die prior to the third anniversary and your Contract Value on due proof of death is $82,000.
Your Maximum death benefit payable is the greatest of Total Premium Payouts (adjusted for withdrawals), Maximum Anniversary Value and Contract Value on due proof of death is $85,000.
Example 4:
Your Contract does have the 2002 Amendatory rider. Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $105,000 on the second anniversary. During the third contract year you take a partial Surrender of $20,000. The Contract Value prior to the partial Surrender is $100,000.
Your Total Premium Payment is reduced by the amount of the partial surrender and is $70,000.
Due to the 2002 Amendatory Rider the Maximum Anniversary Value is adjusted proportionally for the partial surrender. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Maximum Anniversary Value prior to the Surrender. To determine the new Maximum Anniversary Value, that total is then subtracted from the Maximum Anniversary Value prior to the Surrender.

$20,000	partial Surrender divided by
$100,000	Contract Value prior to Surrender equals
.2	multiplied by
$105,000	Maximum Anniversary Value for a total of
$21,000	to be deducted from the Interest Accumulation Value equals
$84,000	the new Maximum Anniversary Value
You die prior to the third anniversary and your Contract Value on due proof of death is $82,000.
Your Maximum death benefit payable is the greatest of Total Premium Payouts (adjusted for withdrawals), Maximum Anniversary Value and Contract Value on due proof of death is $84,000.
Example 5
You elected the Optional Death Benefit rider
Your Contract does not have the 2002 Amendatory rider. Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

APP II-2

$100,000	Premium Payment
$5,000	Interest of 5%
$105,000	Interest Accumulation Value
If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$10,000	partial Surrender divided by
$108,000	Contract Value prior to Surrender equals
.09259	multiplied by
$105,000	Interest Accumulation Value for a total of
$9,722	to be deducted from the Interest Accumulation Value equals
$95,278	the new Interest Accumulation Value
The adjusted Maximum Anniversary Value $108,000 minus $10,000 which equals $98,000.
The adjusted Total Premium Payments is $100,000 minus $10,000 which equals $90,000.
Your maximum death benefit is $98,000.
Example 6
You have elected the Optional Death Benefit
Your Contract does not have the 2002 Amendatory rider. Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000	Premium Payment
$5,000	Interest of 5%
$105,000	Interest Accumulation Value
If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$10,000	partial Surrender divided by
$92,000	Contract Value prior to Surrender equals
.10870	multiplied by
$105,000	Interest Accumulation Value for a total of
$11,413	to be deducted from the Interest Accumulation Value equals
$93,587	the new Interest Accumulation Value
The adjusted Maximum Anniversary Value $92,000 minus $10,000 which equals $82,000.
The adjusted Total Premium Payments is $100,000 minus $10,000 which equals $90,000.
Your maximum death benefit is $93,587.

APP III-1

Appendix III — The Hartford's Principal First — Examples
Example 1: Assume you select The Hartford's Principal First when you purchase your Contract and your initial Premium Payment is $100,000.

•	Your Benefit Amount is $100,000, which is your initial Premium Payment.

•	Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.
Example 2: If you make an additional Premium Payment of $50,000, then

•	Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment($50,000).

•	Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment($3,500).
Example 3: Assume the same facts as Example 1. If you take the maximum Benefit Payment before the end of the first Contract Year, then

•	Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

•	Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).
Example 4: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.
Example 5: Assume the same facts as Example 1. If you Surrender $60,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your “New Benefit Amount.”
Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.
Example 6: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $80,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your “New Benefit Amount” becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.
We recalculate the Benefit Payment by comparing the “old” Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.
Example 7: If you elect to “step up” The Hartford's Principal First after the 5th year, assuming you have made no withdrawals, and your Contract Value at the time of step up is $200,000, then

•	We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

•	Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

APP IV-1

Appendix IV — ACD Deferral Option — Examples
This example is intended to help you compare the total and taxable amounts of annuity payments if you annuitize your contract on its Annuity Commencement Date to the total and taxable amounts of annuity payments if you elect the Deferral Option and either die at age 100 under circumstances which trigger payment of a Death Benefit or annuitize your contract on the Annuitant’s 100th birthday.
This example should not be considered to be a representation of the actual total or taxable amounts nor a representation of the tax consequences of receipt of those total or taxable amounts. The consequences of receipt of those total and taxable amounts depend on many factors outside the scope of this example.
This example assumes that on the Annuity Commencement Date:
The annuitant is age 90.
Your Contract Value is $250,000.
Your investment (tax basis) in your Contract is $175,000.
Your Contract is non-Qualified.
The amounts shown in this example will vary depending on the annuitization option chosen and whether you elect variable payouts, fixed payouts or a combination of variable and fixed payouts. In addition, the exclusion ratio depends on factors including your investment into the Contract, the Contract Value and the length of time that annuity payments will continue. For Payout Options which include a Life Annuity, the exclusion ratio may also depend on your life expectancy at the time annuity payments begin.
As you consider this example, please note that to make a direct comparison between the total and taxable amounts received through annuitization at the original Annuity Commencement Date (age 90) and received at the Deferred Annuity Commencement Date, you must calculate the results of investment of the amount received at age 90 for the ten-year period until age 100. Factors to consider in this calculation include:

•	Your assumed net rate of return for this period;

•	The amount that you would pay in taxes related to this amount; and

•	Potential changes in laws including tax laws that may affect your investment and taxes.
Total and taxable amounts if you choose to annuitize your Contract on your Annuity Commencement Date:
To calculate the total and taxable amounts, this example assumes:
You elect the ten year Payments for a Period Certain, Fixed Dollar Amount Annuity Payout Option.
Your annual payment is equal to $29,637. Based on these assumptions:
Your exclusion ratio is 0.5905 ($175,000 divided by ($29,637 times 10)).
The annual excludable amount is $17,500 ($29,637 times 0.5905). The annual taxable amount is $12,137.
After 10 years, you will receive total payments of $296,370 of which $121,370 is taxable.
Total and taxable amounts if you elect the Annuity Commencement Date Deferral Option and defer your Annuity Commencement Date to age 100:
This example assumes:
Your Contract has a 4% annual growth, net of fees, compounded annually, for the next ten years.
Based on this assumption, your Contract Value at age 100 is $370,061.
If you die at age 100 and a Death Benefit is payable:
Your beneficiary receives the $370,061 Contract Value as a Death Benefit in one lump sum.
$195,061 ($370,061 minus $175,000) of the amount is taxable to the beneficiary.
If you annuitize at age 100 and elect the ten year Payments for a Period Certain, Fixed Dollar Amount Annuity Payout Option:
This example assumes:
Your annual payment is equal to $43,870.
Based on this assumption:
Your exclusion ratio will be 0.3989 ($175,000 divided by ($43,870 times 10)).
Your annual excludable amount is $17,500 ($43,870 times 0.3989).
Your annual taxable amount is $26,370.
After 10 years, you will receive total payments of $438,700, of which $263,700 is taxable.

APP V-1

Appendix V — Accumulation Unit Values
(For an Accumulation Unit outstanding throughout the period)
The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.
There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The tables below reflect Accumulation Unit Values for both Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company and show only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by contacting us at 1-800-862-6668.

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APP V-2

Hartford Life Insurance Company

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
American Funds Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.290	$18.863	$18.922	$18.261	$15.016	$13.145	$13.200	$11.934	$9.790	$14.127
Accumulation Unit Value at end of period	$23.186	$20.290	$18.863	$18.922	$18.261	$15.016	$13.145	$13.200	$11.934	$9.790
Number of Accumulation Units outstanding at end of period (in thousands)	916	980	1,071	1,214	1,490	2,146	2,584	3,158	3,797	4,344
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.500	$18.329	$18.589	$18.139	$15.081	$13.348	$13.551	$12.387	$10.274	$—
Accumulation Unit Value at end of period	$22.039	$19.500	$18.329	$18.589	$18.139	$15.081	$13.348	$13.551	$12.387	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	3	3	3	—	—
American Funds Blue Chip Income and Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.877	$1.609	$1.686	$1.486	$1.137	$1.015	$1.042	$0.944	$0.750	$1.201
Accumulation Unit Value at end of period	$2.160	$1.877	$1.609	$1.686	$1.486	$1.137	$1.015	$1.042	$0.944	$0.750
Number of Accumulation Units outstanding at end of period (in thousands)	4,955	5,734	6,609	8,427	9,426	13,086	15,827	19,867	22,219	25,515
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.741	$20.569	$21.791	$19.426	$15.021	$13.564	$14.076	$12.887	$10.356	$—
Accumulation Unit Value at end of period	$27.020	$23.741	$20.569	$21.791	$19.426	$15.021	$13.564	$14.076	$12.887	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	—	—	—	—	—	—	—
American Funds Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.944	$14.766	$14.978	$14.471	$15.044	$14.521	$13.920	$13.302	$12.015	$13.482
Accumulation Unit Value at end of period	$15.231	$14.944	$14.766	$14.978	$14.471	$15.044	$14.521	$13.920	$13.302	$12.015
Number of Accumulation Units outstanding at end of period (in thousands)	1,059	1,198	1,474	1,866	2,399	2,160	2,536	3,247	3,467	3,440
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.787	$11.775	$12.077	$11.797	$12.399	$12.101	$11.729	$11.332	$10.349	$—
Accumulation Unit Value at end of period	$11.882	$11.787	$11.775	$12.077	$11.797	$12.399	$12.101	$11.729	$11.332	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
American Funds Global Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.129	$12.011	$12.735	$12.776	$13.339	$12.776	$12.431	$12.016	$11.142	$10.951
Accumulation Unit Value at end of period	$12.742	$12.129	$12.011	$12.735	$12.776	$13.339	$12.776	$12.431	$12.016	$11.142
Number of Accumulation Units outstanding at end of period (in thousands)	315	332	395	457	536	755	967	1,131	1,193	1,032
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.648	$10.660	$11.428	$11.591	$12.236	$11.850	$11.657	$11.392	$10.251	$—
Accumulation Unit Value at end of period	$11.063	$10.648	$10.660	$11.428	$11.591	$12.236	$11.850	$11.657	$11.392	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-3

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
American Funds Global Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.588	$13.823	$14.251	$13.722	$11.390	$9.855	$10.536	$9.586	$6.979	$12.066
Accumulation Unit Value at end of period	$18.081	$14.588	$13.823	$14.251	$13.722	$11.390	$9.855	$10.536	$9.586	$6.979
Number of Accumulation Units outstanding at end of period (in thousands)	456	539	624	706	870	1,333	1,758	2,202	2,372	2,477
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.200	$19.352	$20.172	$19.637	$16.481	$14.417	$15.583	$14.336	$10.552	$—
Accumulation Unit Value at end of period	$24.762	$20.200	$19.352	$20.172	$19.637	$16.481	$14.417	$15.583	$14.336	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	—	—	—	—	—
American Funds Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.280	$18.479	$17.576	$17.474	$13.759	$11.418	$12.747	$11.602	$8.293	$13.691
Accumulation Unit Value at end of period	$23.628	$18.280	$18.479	$17.576	$17.474	$13.759	$11.418	$12.747	$11.602	$8.293
Number of Accumulation Units outstanding at end of period (in thousands)	320	358	431	486	573	823	968	1,158	1,568	1,461
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.412	$21.884	$21.046	$21.154	$16.841	$14.131	$15.950	$14.678	$9.571	$—
Accumulation Unit Value at end of period	$27.374	$21.412	$21.884	$21.046	$21.154	$16.841	$14.131	$15.950	$14.678	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	—	—	—	—	—	—	—
American Funds Global Small Capitalization Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.584	$18.514	$18.781	$18.706	$14.832	$12.766	$16.060	$13.344	$8.415	$18.415
Accumulation Unit Value at end of period	$23.001	$18.584	$18.514	$18.781	$18.706	$14.832	$12.766	$16.060	$13.344	$8.415
Number of Accumulation Units outstanding at end of period (in thousands)	188	227	288	342	423	448	557	801	935	936
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.407	$21.562	$22.116	$22.271	$17.854	$15.537	$19.762	$16.601	$9.847	$—
Accumulation Unit Value at end of period	$26.206	$21.407	$21.562	$22.116	$22.271	$17.854	$15.537	$19.762	$16.601	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	—	—	—	—	—	—	—
American Funds Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.187	$15.038	$14.314	$13.418	$10.490	$9.051	$9.617	$8.242	$6.013	$10.917
Accumulation Unit Value at end of period	$20.417	$16.187	$15.038	$14.314	$13.418	$10.490	$9.051	$9.617	$8.242	$6.013
Number of Accumulation Units outstanding at end of period (in thousands)	2,220	2,661	3,187	3,880	5,007	7,005	8,902	11,826	13,714	14,724
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.447	$23.902	$23.003	$21.801	$17.233	$15.032	$16.150	$13.994	$9.444	$—
Accumulation Unit Value at end of period	$31.746	$25.447	$23.902	$23.003	$21.801	$17.233	$15.032	$16.150	$13.994	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	5	5	—	—	—	—	—

APP V-4

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
American Funds Growth-Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.621	$19.720	$19.771	$18.177	$13.849	$11.990	$12.423	$11.340	$8.789	$14.384
Accumulation Unit Value at end of period	$26.015	$21.621	$19.720	$19.771	$18.177	$13.849	$11.990	$12.423	$11.340	$8.789
Number of Accumulation Units outstanding at end of period (in thousands)	1,473	1,737	2,083	2,556	3,284	4,680	5,874	7,413	8,699	9,818
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.130	$21.329	$21.621	$20.097	$15.481	$13.552	$14.197	$13.102	$9.278	$—
Accumulation Unit Value at end of period	$27.526	$23.130	$21.329	$21.621	$20.097	$15.481	$13.552	$14.197	$13.102	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	10	9	10	—	—	—	—	—
American Funds International Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.162	$12.931	$13.776	$14.394	$12.037	$10.384	$12.276	$11.644	$8.278	$14.549
Accumulation Unit Value at end of period	$17.100	$13.162	$12.931	$13.776	$14.394	$12.037	$10.384	$12.276	$11.644	$8.278
Number of Accumulation Units outstanding at end of period (in thousands)	628	703	844	1,001	1,243	1,497	1,819	2,259	2,607	2,972
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.662	$15.558	$16.758	$17.704	$14.968	$13.055	$15.606	$14.966	$9.372	$—
Accumulation Unit Value at end of period	$20.126	$15.662	$15.558	$16.758	$17.704	$14.968	$13.055	$15.606	$14.966	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
American Funds New World Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.609	$23.780	$24.973	$27.572	$25.180	$21.737	$25.694	$22.171	$15.069	$26.599
Accumulation Unit Value at end of period	$31.318	$24.609	$23.780	$24.973	$27.572	$25.180	$21.737	$25.694	$22.171	$15.069
Number of Accumulation Units outstanding at end of period (in thousands)	166	174	200	257	306	393	507	699	716	754
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.677	$15.317	$16.263	$18.154	$16.763	$14.631	$17.486	$15.255	$10.483	$—
Accumulation Unit Value at end of period	$19.733	$15.677	$15.317	$16.263	$18.154	$16.763	$14.631	$17.486	$15.255	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Dynamic Capital Appreciation Portfolio (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.431	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.978	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-5

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.022	$16.781	$16.355	$15.678	$11.599	$10.798	$11.537	$10.099	$7.725	$12.148
Accumulation Unit Value at end of period	$19.995	$16.022	$16.781	$16.355	$15.678	$11.599	$10.798	$11.537	$10.099	$7.725
Number of Accumulation Units outstanding at end of period (in thousands)	69	85	92	118	148	198	231	309	341	323
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.057	$20.181	$19.886	$19.274	$14.417	$13.569	$14.659	$12.974	$10.034	$—
Accumulation Unit Value at end of period	$23.523	$19.057	$20.181	$19.886	$19.274	$14.417	$13.569	$14.659	$12.974	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Franklin Global Real Estate VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.215	$20.451	$20.683	$18.292	$18.184	$14.516	$15.650	$13.159	$11.240	$19.847
Accumulation Unit Value at end of period	$21.956	$20.215	$20.451	$20.683	$18.292	$18.184	$14.516	$15.650	$13.159	$11.240
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	2	3	4	6	7	8
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.307	$17.702	$18.101	$16.186	$16.268	$13.130	$14.313	$12.167	$10.508	$—
Accumulation Unit Value at end of period	$18.592	$17.307	$17.702	$18.101	$16.186	$16.268	$13.130	$14.313	$12.167	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.284	$18.987	$20.778	$20.202	$18.034	$16.283	$16.176	$14.603	$10.954	$15.839
Accumulation Unit Value at end of period	$22.950	$21.284	$18.987	$20.778	$20.202	$18.034	$16.283	$16.176	$14.603	$10.954
Number of Accumulation Units outstanding at end of period (in thousands)	1,788	2,072	2,472	3,034	3,644	5,168	6,377	8,173	9,604	10,448
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.021	$17.155	$18.982	$18.659	$16.841	$15.374	$15.443	$14.095	$10.690	$—
Accumulation Unit Value at end of period	$20.285	$19.021	$17.155	$18.982	$18.659	$16.841	$15.374	$15.443	$14.095	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	1	1	1	—	—	—	—	—
Franklin Large Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.739	$17.337	$16.695	$15.100	$11.940	$10.807	$11.161	$10.173	$7.976	$12.392
Accumulation Unit Value at end of period	$21.082	$16.739	$17.337	$16.695	$15.100	$11.940	$10.807	$11.161	$10.173	$7.976
Number of Accumulation Units outstanding at end of period (in thousands)	156	171	190	263	291	390	508	692	812	901
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.501	$20.421	$19.883	$18.182	$14.536	$13.303	$13.890	$12.801	$10.147	$—
Accumulation Unit Value at end of period	$24.293	$19.501	$20.421	$19.883	$18.182	$14.536	$13.303	$13.890	$12.801	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	—	—	—	—	—	—	—

APP V-6

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$29.717	$26.946	$28.446	$27.372	$21.816	$19.575	$20.518	$18.641	$15.375	$21.859
Accumulation Unit Value at end of period	$31.729	$29.717	$26.946	$28.446	$27.372	$21.816	$19.575	$20.518	$18.641	$15.375
Number of Accumulation Units outstanding at end of period (in thousands)	315	362	445	525	673	900	1,084	1,349	1,477	1,570
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.958	$16.464	$17.573	$17.096	$13.777	$12.498	$13.245	$12.166	$10.146	$—
Accumulation Unit Value at end of period	$18.964	$17.958	$16.464	$17.573	$17.096	$13.777	$12.498	$13.245	$12.166	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	—	—	—	—	—
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.754	$19.065	$20.399	$19.370	$15.360	$13.676	$14.057	$12.858	$10.376	$16.782
Accumulation Unit Value at end of period	$23.173	$21.754	$19.065	$20.399	$19.370	$15.360	$13.676	$14.057	$12.858	$10.376
Number of Accumulation Units outstanding at end of period (in thousands)	934	1,103	1,347	1,610	2,040	2,716	3,354	4,424	5,344	6,010
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.821	$17.564	$19.000	$18.241	$14.625	$13.165	$13.682	$12.654	$10.324	$—
Accumulation Unit Value at end of period	$20.883	$19.821	$17.564	$19.000	$18.241	$14.625	$13.165	$13.682	$12.654	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	—	—	—	—	—
Franklin Rising Dividends VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.458	$21.439	$22.632	$21.173	$16.606	$15.086	$14.476	$12.205	$10.579	$14.761
Accumulation Unit Value at end of period	$28.990	$24.458	$21.439	$22.632	$21.173	$16.606	$15.086	$14.476	$12.205	$10.579
Number of Accumulation Units outstanding at end of period (in thousands)	791	939	1,100	1,336	1,678	2,107	2,505	2,989	3,241	3,550
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.014	$19.509	$20.823	$19.696	$15.618	$14.346	$13.918	$11.864	$10.398	$—
Accumulation Unit Value at end of period	$25.807	$22.014	$19.509	$20.823	$19.696	$15.618	$14.346	$13.918	$11.864	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	—	—	—	—	—
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.563	$12.940	$14.212	$14.374	$10.731	$9.220	$9.745	$7.730	$6.088	$9.244
Accumulation Unit Value at end of period	$18.018	$16.563	$12.940	$14.212	$14.374	$10.731	$9.220	$9.745	$7.730	$6.088
Number of Accumulation Units outstanding at end of period (in thousands)	112	130	117	136	155	127	155	178	123	99
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.480	$20.917	$23.227	$23.752	$17.929	$15.574	$16.642	$13.347	$10.628	$—
Accumulation Unit Value at end of period	$28.492	$26.480	$20.917	$23.227	$23.752	$17.929	$15.574	$16.642	$13.347	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-7

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.123	$11.837	$12.369	$11.706	$8.618	$7.908	$8.452	$6.736	$4.772	$8.441
Accumulation Unit Value at end of period	$14.469	$12.123	$11.837	$12.369	$11.706	$8.618	$7.908	$8.452	$6.736	$4.772
Number of Accumulation Units outstanding at end of period (in thousands)	443	526	601	718	888	1,030	1,290	1,653	2,014	2,069
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.380	$23.082	$24.385	$23.334	$17.369	$16.114	$17.413	$14.031	$10.050	$—
Accumulation Unit Value at end of period	$27.600	$23.380	$23.082	$24.385	$23.334	$17.369	$16.114	$17.413	$14.031	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	2	2	—	—	—	—	—
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.042	$19.771	$20.865	$20.782	$20.419	$18.360	$18.170	$16.619	$13.404	$15.324
Accumulation Unit Value at end of period	$21.667	$21.042	$19.771	$20.865	$20.782	$20.419	$18.360	$18.170	$16.619	$13.404
Number of Accumulation Units outstanding at end of period (in thousands)	526	583	701	858	1,041	1,468	1,617	2,028	2,191	2,029
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.079	$14.325	$15.285	$15.393	$15.291	$13.901	$13.910	$12.863	$10.489	$—
Accumulation Unit Value at end of period	$15.358	$15.079	$14.325	$15.285	$15.393	$15.291	$13.901	$13.910	$12.863	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	—	—
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$0.965	$0.972	$0.988	$1.004	$1.021	$1.038	$1.056	$1.074	$1.092	$1.087
Accumulation Unit Value at end of period	$0.958	$0.965	$0.972	$0.988	$1.004	$1.021	$1.038	$1.056	$1.074	$1.092
Number of Accumulation Units outstanding at end of period (in thousands)	5,717	5,900	7,107	9,089	12,718	24,333	33,496	34,177	46,249	74,042
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.076	$8.226	$8.449	$8.680	$8.927	$9.180	$9.441	$9.709	$9.978	$—
Accumulation Unit Value at end of period	$7.933	$8.076	$8.226	$8.449	$8.680	$8.927	$9.180	$9.441	$9.709	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.680	$15.595	$15.106	$14.169	$10.284	$9.197	$10.722	$—	$—	$—
Accumulation Unit Value at end of period	$19.630	$15.680	$15.595	$15.106	$14.169	$10.284	$9.197	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	107	120	143	165	207	301	187	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.712	$14.794	$14.489	$13.741	$10.083	$9.118	$10.707	$—	$—	$—
Accumulation Unit Value at end of period	$18.218	$14.712	$14.794	$14.489	$13.741	$10.083	$9.118	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-8

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.450	$16.097	$17.375	$16.342	$12.860	$11.486	$11.691	$10.854	$8.605	$12.529
Accumulation Unit Value at end of period	$19.416	$17.450	$16.097	$17.375	$16.342	$12.860	$11.486	$11.691	$10.854	$8.605
Number of Accumulation Units outstanding at end of period (in thousands)	182	204	265	321	414	542	648	818	957	999
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.891	$17.619	$19.229	$18.285	$14.549	$13.138	$13.519	$12.691	$10.172	$—
Accumulation Unit Value at end of period	$20.789	$18.891	$17.619	$19.229	$18.285	$14.549	$13.138	$13.519	$12.691	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.421	$9.574	$9.737	$9.902	$9.979	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.315	$9.421	$9.574	$9.737	$9.902	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	599	682	367	445	204	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.056	$9.305	$9.568	$9.838	$9.965	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.856	$9.056	$9.305	$9.568	$9.838	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Government Securities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.327	$1.334	$1.352	$1.321	$1.379	$1.369	$1.291	$1.245	$1.267	$1.147
Accumulation Unit Value at end of period	$1.331	$1.327	$1.334	$1.352	$1.321	$1.379	$1.369	$1.291	$1.245	$1.267
Number of Accumulation Units outstanding at end of period (in thousands)	9,042	9,419	10,623	14,326	16,290	23,717	25,297	31,810	35,898	46,447
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.909	$10.067	$10.317	$10.189	$10.760	$10.799	$10.291	$10.041	$10.327	$—
Accumulation Unit Value at end of period	$9.824	$9.909	$10.067	$10.317	$10.189	$10.760	$10.799	$10.291	$10.041	$—
Number of Accumulation Units outstanding at end of period (in thousands)	24	21	21	21	19	—	—	—	—	—
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.272	$2.321	$2.418	$2.451	$2.095	$1.844	$2.011	$1.813	$1.363	$2.326
Accumulation Unit Value at end of period	$2.747	$2.272	$2.321	$2.418	$2.451	$2.095	$1.844	$2.011	$1.813	$1.363
Number of Accumulation Units outstanding at end of period (in thousands)	1,915	2,211	2,693	3,141	3,649	4,072	5,107	5,865	6,600	7,402
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.241	$16.778	$17.669	$18.111	$15.649	$13.930	$15.361	$13.997	$10.643	$—
Accumulation Unit Value at end of period	$19.426	$16.241	$16.778	$17.669	$18.111	$15.649	$13.930	$15.361	$13.997	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	6	5	5	—	—	—	—	—

APP V-9

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Mid Cap Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.436	$2.184	$2.315	$2.255	$1.780	$1.632	$1.773	$1.580	$1.235	$1.757
Accumulation Unit Value at end of period	$2.752	$2.436	$2.184	$2.315	$2.255	$1.780	$1.632	$1.773	$1.580	$1.235
Number of Accumulation Units outstanding at end of period (in thousands)	1,538	1,824	2,117	2,484	2,910	3,942	4,985	6,201	7,387	8,366
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.511	$16.782	$17.984	$17.709	$14.138	$13.103	$14.394	$12.972	$10.244	$—
Accumulation Unit Value at end of period	$20.686	$18.511	$16.782	$17.984	$17.709	$14.138	$13.103	$14.394	$12.972	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.896	$14.029	$14.099	$13.274	$9.854	$10.014	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.735	$13.896	$14.029	$14.099	$13.274	$9.854	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	31	40	46	37	25	9	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.177	$13.449	$13.666	$13.009	$9.764	$9.996	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.695	$13.177	$13.449	$13.666	$13.009	$9.764	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.786	$20.681	$22.265	$22.124	$16.370	$14.619	$14.979	$11.853	$9.940	$14.719
Accumulation Unit Value at end of period	$25.551	$22.786	$20.681	$22.265	$22.124	$16.370	$14.619	$14.979	$11.853	$9.940
Number of Accumulation Units outstanding at end of period (in thousands)	118	136	155	176	218	275	395	425	470	474
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.942	$20.136	$21.917	$22.020	$16.473	$14.874	$15.408	$12.327	$10.452	$—
Accumulation Unit Value at end of period	$24.336	$21.942	$20.136	$21.917	$22.020	$16.473	$14.874	$15.408	$12.327	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	5	5	4	—	—	—	—	—
Invesco V.I. Value Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.684	$1.447	$1.643	$1.567	$1.192	$1.030	$1.081	$1.024	$0.704	$1.484
Accumulation Unit Value at end of period	$1.944	$1.684	$1.447	$1.643	$1.567	$1.192	$1.030	$1.081	$1.024	$0.704
Number of Accumulation Units outstanding at end of period (in thousands)	776	1,014	1,145	1,375	2,047	2,796	3,331	4,421	6,168	6,589
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.554	$19.601	$22.499	$21.701	$16.685	$14.577	$15.463	$14.813	$10.293	$—
Accumulation Unit Value at end of period	$25.756	$22.554	$19.601	$22.499	$21.701	$16.685	$14.577	$15.463	$14.813	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-10

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS Core Equity Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.129	$10.163	$10.548	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.658	$11.129	$10.163	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	36	35	38	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.897	$10.061	$10.530	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.226	$10.897	$10.061	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
MFS Global Equity Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.939	$19.841	$20.470	$20.045	$15.951	$13.155	$13.985	$12.660	$9.757	$14.985
Accumulation Unit Value at end of period	$25.542	$20.939	$19.841	$20.470	$20.045	$15.951	$13.155	$13.985	$12.660	$9.757
Number of Accumulation Units outstanding at end of period (in thousands)	29	29	36	43	53	65	94	89	53	93
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.801	$19.928	$20.788	$20.581	$16.559	$13.807	$14.841	$13.583	$10.584	$—
Accumulation Unit Value at end of period	$25.096	$20.801	$19.928	$20.788	$20.581	$16.559	$13.807	$14.841	$13.583	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.956	$10.879	$10.287	$9.605	$7.139	$6.185	$6.312	$5.566	$4.113	$6.684
Accumulation Unit Value at end of period	$14.155	$10.956	$10.879	$10.287	$9.605	$7.139	$6.185	$6.312	$5.566	$4.113
Number of Accumulation Units outstanding at end of period (in thousands)	202	312	422	482	629	282	298	377	359	344
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.632	$24.727	$23.642	$22.317	$16.771	$14.692	$15.159	$13.516	$10.096	$—
Accumulation Unit Value at end of period	$31.475	$24.632	$24.727	$23.642	$22.317	$16.771	$14.692	$15.159	$13.516	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	1	1	—	—	—	—	—
MFS High Yield Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.163	$9.976	$10.593	$10.481	$10.141	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.709	$11.163	$9.976	$10.593	$10.481	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	305	351	437	526	628	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.740	$9.704	$10.419	$10.422	$10.126	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.142	$10.740	$9.704	$10.419	$10.422	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	—	—	—	—	—

APP V-11

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.662	$14.670	$14.890	$13.643	$10.509	$8.968	$9.326	$8.538	$6.844	$10.402
Accumulation Unit Value at end of period	$18.993	$15.662	$14.670	$14.890	$13.643	$10.509	$8.968	$9.326	$8.538	$6.844
Number of Accumulation Units outstanding at end of period (in thousands)	394	459	538	640	812	1,177	1,512	1,888	2,162	2,289
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.413	$20.280	$20.810	$19.279	$15.014	$12.955	$13.620	$12.608	$10.217	$—
Accumulation Unit Value at end of period	$25.683	$21.413	$20.280	$20.810	$19.279	$15.014	$12.955	$13.620	$12.608	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	8	8	8	—	—	—	—	—
MFS Massachusetts Investors Growth Stock Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.561	$10.127	$10.389	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.335	$10.561	$10.127	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	66	69	75	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.341	$10.025	$10.371	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.914	$10.341	$10.025	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
MFS Mid Cap Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.611	$9.319	$9.060	$8.466	$6.252	$5.458	$5.906	$4.634	$3.324	$6.980
Accumulation Unit Value at end of period	$12.000	$9.611	$9.319	$9.060	$8.466	$6.252	$5.458	$5.906	$4.634	$3.324
Number of Accumulation Units outstanding at end of period (in thousands)	150	176	236	273	362	433	517	666	764	783
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.984	$26.452	$26.003	$24.565	$18.343	$16.189	$17.714	$14.050	$10.191	$—
Accumulation Unit Value at end of period	$33.323	$26.984	$26.452	$26.003	$24.565	$18.343	$16.189	$17.714	$14.050	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
MFS New Discovery Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.252	$15.159	$15.715	$17.236	$12.388	$10.394	$11.782	$8.790	$5.479	$9.186
Accumulation Unit Value at end of period	$20.238	$16.252	$15.159	$15.715	$17.236	$12.388	$10.394	$11.782	$8.790	$5.479
Number of Accumulation Units outstanding at end of period (in thousands)	222	259	295	354	455	650	814	977	1,240	1,404
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.889	$28.186	$29.544	$32.761	$23.806	$20.196	$23.146	$17.459	$11.003	$—
Accumulation Unit Value at end of period	$36.811	$29.889	$28.186	$29.544	$32.761	$23.806	$20.196	$23.146	$17.459	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	—	—	—	—	—	—	—

APP V-12

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS Research International Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.307	$9.534	$10.509	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.739	$9.307	$9.534	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	128	155	195	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.113	$9.438	$10.492	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.369	$9.113	$9.438	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	7	—	—	—	—	—	—	—
MFS Research Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.809	$18.529	$18.697	$17.257	$13.269	$11.508	$11.759	$10.320	$8.041	$12.797
Accumulation Unit Value at end of period	$24.026	$19.809	$18.529	$18.697	$17.257	$13.269	$11.508	$11.759	$10.320	$8.041
Number of Accumulation Units outstanding at end of period (in thousands)	31	32	36	46	55	54	83	120	120	49
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.072	$21.821	$22.262	$20.774	$16.150	$14.162	$14.631	$12.982	$10.227	$—
Accumulation Unit Value at end of period	$27.678	$23.072	$21.821	$22.262	$20.774	$16.150	$14.162	$14.631	$12.982	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
MFS Total Return Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.689	$13.358	$13.628	$13.096	$13.460	$12.753	$12.152	$11.502	$10.072	$10.493
Accumulation Unit Value at end of period	$14.058	$13.689	$13.358	$13.628	$13.096	$13.460	$12.753	$12.152	$11.502	$10.072
Number of Accumulation Units outstanding at end of period (in thousands)	708	839	1,047	1,236	1,677	780	773	921	914	719
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.798	$12.626	$13.024	$12.654	$13.150	$12.597	$12.136	$11.613	$10.282	$—
Accumulation Unit Value at end of period	$12.999	$12.798	$12.626	$13.024	$12.654	$13.150	$12.597	$12.136	$11.613	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	8	8	8	8	—	—	—	—	—
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.962	$17.679	$18.049	$16.920	$14.457	$13.217	$13.210	$12.222	$10.533	$13.759
Accumulation Unit Value at end of period	$20.935	$18.962	$17.679	$18.049	$16.920	$14.457	$13.217	$13.210	$12.222	$10.533
Number of Accumulation Units outstanding at end of period (in thousands)	900	1,019	1,135	1,371	1,702	2,482	3,066	3,786	4,324	4,731
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.970	$15.997	$16.513	$15.651	$13.520	$12.497	$12.629	$11.814	$10.294	$—
Accumulation Unit Value at end of period	$18.531	$16.970	$15.997	$16.513	$15.651	$13.520	$12.497	$12.629	$11.814	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-13

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$28.531	$25.436	$26.065	$23.990	$17.957	$15.710	$16.028	$14.617	$12.115	$18.279
Accumulation Unit Value at end of period	$33.002	$28.531	$25.436	$26.065	$23.990	$17.957	$15.710	$16.028	$14.617	$12.115
Number of Accumulation Units outstanding at end of period (in thousands)	229	252	314	366	471	584	658	800	870	927
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.379	$20.173	$20.899	$19.449	$14.719	$13.019	$13.430	$12.383	$10.377	$—
Accumulation Unit Value at end of period	$25.603	$22.379	$20.173	$20.899	$19.449	$14.719	$13.019	$13.430	$12.383	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	5	6	—	—	—	—	—
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.228	$18.330	$23.139	$25.608	$26.240	$23.535	$28.388	$24.505	$14.380	$30.872
Accumulation Unit Value at end of period	$29.355	$21.228	$18.330	$23.139	$25.608	$26.240	$23.535	$28.388	$24.505	$14.380
Number of Accumulation Units outstanding at end of period (in thousands)	94	99	106	131	165	241	296	376	414	404
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.057	$12.273	$15.664	$17.527	$18.158	$16.466	$20.082	$17.526	$10.399	$—
Accumulation Unit Value at end of period	$19.227	$14.057	$12.273	$15.664	$17.527	$18.158	$16.466	$20.082	$17.526	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.059	$12.394	$13.482	$15.431	$12.764	$10.980	$12.498	$11.726	$8.703	$14.848
Accumulation Unit Value at end of period	$14.983	$13.059	$12.394	$13.482	$15.431	$12.764	$10.980	$12.498	$11.726	$8.703
Number of Accumulation Units outstanding at end of period (in thousands)	443	514	629	721	870	1,051	1,310	1,625	1,877	2,174
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.701	$14.107	$15.515	$17.954	$15.015	$13.060	$15.030	$14.258	$10.699	$—
Accumulation Unit Value at end of period	$16.682	$14.701	$14.107	$15.515	$17.954	$15.015	$13.060	$15.030	$14.258	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.938	$14.789	$16.086	$16.836	$13.090	$10.997	$12.025	$11.389	$8.836	$15.583
Accumulation Unit Value at end of period	$18.568	$15.938	$14.789	$16.086	$16.836	$13.090	$10.997	$12.025	$11.389	$8.836
Number of Accumulation Units outstanding at end of period (in thousands)	647	759	915	1,121	1,364	1,931	2,394	3,127	3,809	4,386
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.544	$16.459	$18.100	$19.154	$15.057	$12.790	$14.140	$13.540	$10.621	$—
Accumulation Unit Value at end of period	$20.216	$17.544	$16.459	$18.100	$19.154	$15.057	$12.790	$14.140	$13.540	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
(a) Inception date April 15, 2017.

APP V-14

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Jennison 20/20 Focus Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.106	$2.116	$2.033	$1.938	$1.524	$1.401	$1.493	$1.414	$0.914	$1.534
Accumulation Unit Value at end of period	$2.686	$2.106	$2.116	$2.033	$1.938	$1.524	$1.401	$1.493	$1.414	$0.914
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	1	1	1	1	1
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.454	$21.795	$21.173	$20.406	$16.223	$15.082	$16.243	$15.559	$10.165	$—
Accumulation Unit Value at end of period	$27.068	$21.454	$21.795	$21.173	$20.406	$16.223	$15.082	$16.243	$15.559	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Jennison Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.646	$1.696	$1.554	$1.442	$1.070	$0.940	$0.957	$0.874	$0.623	$1.015
Accumulation Unit Value at end of period	$2.203	$1.646	$1.696	$1.554	$1.442	$1.070	$0.940	$0.957	$0.874	$0.623
Number of Accumulation Units outstanding at end of period (in thousands)	14	15	15	16	18	17	18	19	21	19
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.617	$25.647	$23.755	$22.294	$16.721	$14.858	$15.294	$14.112	$10.178	$—
Accumulation Unit Value at end of period	$32.587	$24.617	$25.647	$23.755	$22.294	$16.721	$14.858	$15.294	$14.112	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Prudential Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.741	$1.596	$1.775	$1.647	$1.264	$1.126	$1.217	$1.092	$0.785	$1.391
Accumulation Unit Value at end of period	$1.994	$1.741	$1.596	$1.775	$1.647	$1.264	$1.126	$1.217	$1.092	$0.785
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	1	1	1	1	1
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.861	$19.335	$21.742	$20.389	$15.821	$14.255	$15.577	$14.128	$10.276	$—
Accumulation Unit Value at end of period	$23.633	$20.861	$19.335	$21.742	$20.389	$15.821	$14.255	$15.577	$14.128	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
SP William Blair International Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.033	$1.096	$1.082	$1.172	$1.006	$0.840	$1.008	$0.901	$0.672	$1.380
Accumulation Unit Value at end of period	$1.375	$1.033	$1.096	$1.082	$1.172	$1.006	$0.840	$1.008	$0.901	$0.672
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.266	$16.382	$16.342	$17.902	$15.534	$13.109	$15.920	$14.386	$10.843	$—
Accumulation Unit Value at end of period	$20.103	$15.266	$16.382	$16.342	$17.902	$15.534	$13.109	$15.920	$14.386	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-15

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
BlackRock Global Opportunities V.I. Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.901	$17.577	$17.751	$18.838	$14.765	$13.103	$15.213	$13.610	$10.431	$19.623
Accumulation Unit Value at end of period	$22.033	$17.901	$17.577	$17.751	$18.838	$14.765	$13.103	$15.213	$13.610	$10.431
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.492	$16.372	$16.718	$17.938	$14.214	$12.754	$14.972	$13.542	$10.494	$—
Accumulation Unit Value at end of period	$20.077	$16.492	$16.372	$16.718	$17.938	$14.214	$12.754	$14.972	$13.542	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
BlackRock Large Cap Focus Growth V.I. Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.258	$18.157	$17.977	$16.017	$12.165	$10.739	$10.661	$9.343	$7.531	$12.918
Accumulation Unit Value at end of period	$24.530	$19.258	$18.157	$17.977	$16.017	$12.165	$10.739	$10.661	$9.343	$7.531
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.448	$23.305	$23.330	$21.016	$16.138	$14.404	$14.458	$12.810	$10.441	$—
Accumulation Unit Value at end of period	$30.800	$24.448	$23.305	$23.330	$21.016	$16.138	$14.404	$14.458	$12.810	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Rational Dividend Capture VA Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.365	$20.316	$21.316	$19.681	$16.687	$15.227	$14.465	$12.781	$10.391	$14.696
Accumulation Unit Value at end of period	$20.671	$21.365	$20.316	$21.316	$19.681	$16.687	$15.227	$14.465	$12.781	$10.391
Number of Accumulation Units outstanding at end of period (in thousands)	13	15	18	34	65	59	61	68	70	73
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.966	$20.156	$21.382	$19.961	$17.112	$15.787	$15.163	$13.545	$11.134	$—
Accumulation Unit Value at end of period	$20.063	$20.966	$20.156	$21.382	$19.961	$17.112	$15.787	$15.163	$13.545	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Rational Insider Buying VA Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.058	$1.886	$2.067	$2.146	$1.655	$1.373	$1.409	$1.106	$0.846	$1.464
Accumulation Unit Value at end of period	$2.378	$2.058	$1.886	$2.067	$2.146	$1.655	$1.373	$1.409	$1.106	$0.846
Number of Accumulation Units outstanding at end of period (in thousands)	265	335	408	739	817	940	1,086	1,170	1,230	1,280
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.625	$21.887	$24.247	$25.461	$19.848	$16.645	$17.275	$13.707	$10.602	$—
Accumulation Unit Value at end of period	$26.998	$23.625	$21.887	$24.247	$25.461	$19.848	$16.645	$17.275	$13.707	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-16

Nations Outlook Variable Annuity

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio - Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.585	$1.530	$1.540	$1.423	$1.225	$1.103	$1.131	$1.014	$0.832	$1.181
Accumulation Unit Value at end of period	$1.802	$1.585	$1.530	$1.540	$1.423	$1.225	$1.103	$1.131	$1.014	$0.832
Number of Accumulation Units outstanding at end of period (in thousands)	364	398	551	695	912	1,023	1,194	909	1,301	1,440
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.999	$17.569	$17.877	$16.706	$14.539	$13.228	$13.720	$12.439	$10.316	$—
Accumulation Unit Value at end of period	$20.237	$17.999	$17.569	$17.877	$16.706	$14.539	$13.228	$13.720	$12.439	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	—	—	—	—	—	—	—
Columbia Variable Portfolio - Dividend Opportunity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.960	$12.492	$13.052	$12.060	$9.673	$8.623	$9.979	$—	$—	$—
Accumulation Unit Value at end of period	$15.698	$13.960	$12.492	$13.052	$12.060	$9.673	$8.623	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	77	88	104	114	127	142	182	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.116	$11.866	$12.536	$11.712	$9.497	$8.559	$9.978	$—	$—	$—
Accumulation Unit Value at end of period	$14.588	$13.116	$11.866	$12.536	$11.712	$9.497	$8.559	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	3	3	3	4	—	—	—
Columbia Variable Portfolio - Income Opportunities
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.048	$10.130	$10.408	$10.177	$10.166	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.574	$11.048	$10.130	$10.408	$10.177	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	100	115	131	166	227	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.598	$9.825	$10.206	$10.090	$10.154	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.981	$10.598	$9.825	$10.206	$10.090	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	—	—	—	—	—	—	—
Columbia Variable Portfolio - Large Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.571	$10.219	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.317	$10.571	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	107	120	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.481	$10.208	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.059	$10.481	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	9	—	—	—	—	—	—	—	—

APP V-17

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio - Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.305	$13.230	$12.741	$12.065	$10.151	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.087	$13.305	$13.230	$12.741	$12.065	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	62	72	88	106	132	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.763	$12.831	$12.494	$11.962	$10.139	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.263	$12.763	$12.831	$12.494	$11.962	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio - Select International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.829	$10.328	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.290	$9.829	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	57	62	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.745	$10.317	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.052	$9.745	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	—	—	—	—	—	—	—	—
Columbia Variable Portfolio - Small Company Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.841	$1.661	$1.627	$1.736	$1.257	$1.141	$1.229	$0.974	$0.788	$1.355
Accumulation Unit Value at end of period	$2.339	$1.841	$1.661	$1.627	$1.736	$1.257	$1.141	$1.229	$0.974	$0.788
Number of Accumulation Units outstanding at end of period (in thousands)	322	349	397	462	543	637	760	1,340	1,613	2,073
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.518	$20.539	$20.345	$21.940	$16.062	$14.747	$16.057	$12.863	$10.527	$—
Accumulation Unit Value at end of period	$28.301	$22.518	$20.539	$20.345	$21.940	$16.062	$14.747	$16.057	$12.863	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	1	1	—	—	—
Hartford Balanced HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.535	$1.476	$1.502	$1.395	$1.174	$1.068	$1.070	$0.973	$0.761	$1.135
Accumulation Unit Value at end of period	$1.740	$1.535	$1.476	$1.502	$1.395	$1.174	$1.068	$1.070	$0.973	$0.761
Number of Accumulation Units outstanding at end of period (in thousands)	1,068	1,389	1,441	1,758	1,985	2,561	3,121	3,559	4,175	5,037
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.113	$18.579	$19.120	$17.955	$15.275	$14.058	$14.229	$13.082	$10.352	$—
Accumulation Unit Value at end of period	$21.428	$19.113	$18.579	$19.120	$17.955	$15.275	$14.058	$14.229	$13.082	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-18

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Hartford Capital Appreciation HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.174	$2.101	$2.121	$2.015	$1.478	$1.273	$1.465	$1.283	$0.898	$1.683
Accumulation Unit Value at end of period	$2.604	$2.174	$2.101	$2.121	$2.015	$1.478	$1.273	$1.465	$1.283	$0.898
Number of Accumulation Units outstanding at end of period (in thousands)	1,187	1,355	1,436	1,860	2,300	2,862	3,388	4,344	5,229	6,303
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.140	$22.612	$23.072	$22.168	$16.434	$14.317	$16.661	$14.743	$10.435	$—
Accumulation Unit Value at end of period	$27.410	$23.140	$22.612	$23.072	$22.168	$16.434	$14.317	$16.661	$14.743	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	1	1	1	1	—	—	—
Hartford Dividend and Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.213	$1.965	$2.027	$1.830	$1.414	$1.270	$1.278	$1.151	$0.941	$1.420
Accumulation Unit Value at end of period	$2.570	$2.213	$1.965	$2.027	$1.830	$1.414	$1.270	$1.278	$1.151	$0.941
Number of Accumulation Units outstanding at end of period (in thousands)	821	957	1,070	1,380	2,128	2,691	3,278	4,072	4,753	6,099
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.254	$19.973	$20.834	$19.014	$14.860	$13.487	$13.724	$12.497	$10.334	$—
Accumulation Unit Value at end of period	$25.559	$22.254	$19.973	$20.834	$19.014	$14.860	$13.487	$13.724	$12.497	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	—	—	—	—	—	—	—
Hartford Global Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.427	$11.427	$10.785	$10.648	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.870	$11.427	$11.427	$10.785	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	8	4	1	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.089	$11.212	$10.700	$10.624	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.273	$11.089	$11.212	$10.700	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford Growth Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.668	$23.236	$21.203	$18.947	$14.231	$11.439	$12.800	$11.101	$10.078	$—
Accumulation Unit Value at end of period	$29.003	$22.668	$23.236	$21.203	$18.947	$14.231	$11.439	$12.800	$11.101	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	4	2	—	—	—	—	1	1	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.909	$21.671	$19.993	$18.064	$13.718	$11.148	$12.613	$11.060	$10.067	$—
Accumulation Unit Value at end of period	$26.460	$20.909	$21.671	$19.993	$18.064	$13.718	$11.148	$12.613	$11.060	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-19

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Hartford International Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.659	$1.672	$1.673	$1.775	$1.489	$1.263	$1.497	$1.333	$1.019	$1.799
Accumulation Unit Value at end of period	$2.039	$1.659	$1.672	$1.673	$1.775	$1.489	$1.263	$1.497	$1.333	$1.019
Number of Accumulation Units outstanding at end of period (in thousands)	126	140	159	190	273	405	477	487	513	752
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.943	$16.243	$16.433	$17.630	$14.949	$12.823	$15.367	$13.838	$10.690	$—
Accumulation Unit Value at end of period	$19.378	$15.943	$16.243	$16.433	$17.630	$14.949	$12.823	$15.367	$13.838	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford MidCap Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.242	$18.292	$18.879	$17.795	$13.471	$10.993	$12.259	$10.265	$—	$—
Accumulation Unit Value at end of period	$22.524	$20.242	$18.292	$18.879	$17.795	$13.471	$10.993	$12.259	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	3	5	6	6	1	1	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.841	$17.214	$17.963	$17.119	$13.102	$10.811	$12.189	$10.253	$—	$—
Accumulation Unit Value at end of period	$20.736	$18.841	$17.214	$17.963	$17.119	$13.102	$10.811	$12.189	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford Small Company HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.087	$2.085	$2.317	$2.205	$1.558	$1.374	$1.450	$1.191	$0.939	$1.612
Accumulation Unit Value at end of period	$2.587	$2.087	$2.085	$2.317	$2.205	$1.558	$1.374	$1.450	$1.191	$0.939
Number of Accumulation Units outstanding at end of period (in thousands)	120	136	162	172	187	277	337	448	525	644
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.268	$21.484	$24.134	$23.228	$16.591	$14.792	$15.785	$13.108	$10.449	$—
Accumulation Unit Value at end of period	$26.068	$21.268	$21.484	$24.134	$23.228	$16.591	$14.792	$15.785	$13.108	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	—	—	—	—	—	—	—
Hartford Small/Mid Cap Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.320	$15.143	$16.208	$15.701	$11.650	$10.252	$10.572	$8.566	$5.907	$10.576
Accumulation Unit Value at end of period	$19.401	$17.320	$15.143	$16.208	$15.701	$11.650	$10.252	$10.572	$8.566	$5.907
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	2	2	2	1	1	1	2	1
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.666	$24.457	$26.467	$25.922	$19.446	$17.302	$18.040	$14.779	$10.303	$—
Accumulation Unit Value at end of period	$30.653	$27.666	$24.457	$26.467	$25.922	$19.446	$17.302	$18.040	$14.779	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-20

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Hartford Stock HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.508	$1.432	$1.421	$1.302	$1.004	$0.895	$0.922	$0.819	$0.590	$1.058
Accumulation Unit Value at end of period	$1.773	$1.508	$1.432	$1.421	$1.302	$1.004	$0.895	$0.922	$0.819	$0.590
Number of Accumulation Units outstanding at end of period (in thousands)	438	519	626	818	1,024	1,209	1,480	1,899	2,266	2,944
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.158	$23.188	$23.268	$21.551	$16.799	$15.142	$15.784	$14.174	$10.325	$—
Accumulation Unit Value at end of period	$28.081	$24.158	$23.188	$23.268	$21.551	$16.799	$15.142	$15.784	$14.174	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford Total Return Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.545	$1.508	$1.547	$1.488	$1.539	$1.460	$1.391	$1.319	$1.170	$1.291
Accumulation Unit Value at end of period	$1.592	$1.545	$1.508	$1.547	$1.488	$1.539	$1.460	$1.391	$1.319	$1.170
Number of Accumulation Units outstanding at end of period (in thousands)	2,358	2,383	2,866	3,474	4,149	4,534	5,051	5,316	5,886	7,830
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.399	$12.235	$12.685	$12.344	$12.908	$12.375	$11.925	$11.435	$10.250	$—
Accumulation Unit Value at end of period	$12.635	$12.399	$12.235	$12.685	$12.344	$12.908	$12.375	$11.925	$11.435	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	9	10	2	2	1	1	—	—	—
Hartford U.S. Government Securities HLS Fund
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.097	$1.123	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.088	$1.097	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.905	$10.149	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.783	$9.905	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$0.918	$0.928	$0.944	$0.962	$0.979	$0.996	$1.013	$1.030	$1.047	$1.046
Accumulation Unit Value at end of period	$0.910	$0.918	$0.928	$0.944	$0.962	$0.979	$0.996	$1.013	$1.030	$1.047
Number of Accumulation Units outstanding at end of period (in thousands)	708	783	684	884	1,025	1,353	1,649	2,384	3,260	5,132
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.006	$8.180	$8.420	$8.668	$8.923	$9.177	$9.437	$9.705	$9.975	$—
Accumulation Unit Value at end of period	$7.847	$8.006	$8.180	$8.420	$8.668	$8.923	$9.177	$9.437	$9.705	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-21

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.680	$15.595	$15.106	$14.169	$10.284	$10.597	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.630	$15.680	$15.595	$15.106	$14.169	$10.284	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	107	120	143	165	207	301	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.712	$14.794	$14.489	$13.741	$10.083	$10.467	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.218	$14.712	$14.794	$14.489	$13.741	$10.083	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.349	$1.245	$1.344	$1.264	$0.994	$0.888	$0.904	$0.839	$0.665	$0.969
Accumulation Unit Value at end of period	$1.501	$1.349	$1.245	$1.344	$1.264	$0.994	$0.888	$0.904	$0.839	$0.665
Number of Accumulation Units outstanding at end of period (in thousands)	143	156	194	250	274	342	383	253	286	357
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.891	$17.619	$19.229	$18.285	$14.549	$13.138	$13.519	$12.691	$10.172	$—
Accumulation Unit Value at end of period	$20.789	$18.891	$17.619	$19.229	$18.285	$14.549	$13.138	$13.519	$12.691	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.415	$9.574	$9.737	$9.902	$9.979	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.286	$9.415	$9.574	$9.737	$9.902	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	—	8	5	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.051	$9.305	$9.568	$9.838	$9.965	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.828	$9.051	$9.305	$9.568	$9.838	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. High Yield Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.017	$1.845	$1.937	$1.937	$1.841	$1.598	$1.610	$1.442	$0.960	$1.314
Accumulation Unit Value at end of period	$2.108	$2.017	$1.845	$1.937	$1.937	$1.841	$1.598	$1.610	$1.442	$0.960
Number of Accumulation Units outstanding at end of period (in thousands)	27	21	27	27	72	122	177	141	151	156
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.306	$18.777	$19.942	$20.160	$19.375	$17.005	$17.321	$15.684	$10.556	$—
Accumulation Unit Value at end of period	$20.990	$20.306	$18.777	$19.942	$20.160	$19.375	$17.005	$17.321	$15.684	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-22

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio - Loomis Sayles Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.639	$10.174	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.914	$10.639	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	63	67	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.548	$10.162	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.644	$10.548	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Hartford Life and Annuity Insurance Company

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
American Funds Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.290	$18.863	$18.922	$18.261	$15.016	$13.145	$13.200	$11.934	$9.790	$14.127
Accumulation Unit Value at end of period	$23.186	$20.290	$18.863	$18.922	$18.261	$15.016	$13.145	$13.200	$11.934	$9.790
Number of Accumulation Units outstanding at end of period (in thousands)	4,065	4,390	5,293	6,750	7,965	11,799	13,618	15,867	17,428	19,699
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.500	$18.329	$18.589	$18.139	$15.081	$13.348	$13.551	$12.387	$10.274	$—
Accumulation Unit Value at end of period	$22.039	$19.500	$18.329	$18.589	$18.139	$15.081	$13.348	$13.551	$12.387	$—
Number of Accumulation Units outstanding at end of period (in thousands)	24	28	22	26	13	8	6	6	12	—
American Funds Blue Chip Income and Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.877	$1.609	$1.686	$1.486	$1.137	$1.015	$1.042	$0.944	$0.750	$1.201
Accumulation Unit Value at end of period	$2.160	$1.877	$1.609	$1.686	$1.486	$1.137	$1.015	$1.042	$0.944	$0.750
Number of Accumulation Units outstanding at end of period (in thousands)	23,878	28,272	32,361	38,863	46,992	75,230	88,903	105,130	120,682	138,218
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.741	$20.569	$21.791	$19.426	$15.021	$13.564	$14.076	$12.887	$10.356	$—
Accumulation Unit Value at end of period	$27.020	$23.741	$20.569	$21.791	$19.426	$15.021	$13.564	$14.076	$12.887	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	7	7	11	10	6	8	3	—
American Funds Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.944	$14.766	$14.978	$14.471	$15.044	$14.521	$13.920	$13.302	$12.015	$13.482
Accumulation Unit Value at end of period	$15.231	$14.944	$14.766	$14.978	$14.471	$15.044	$14.521	$13.920	$13.302	$12.015
Number of Accumulation Units outstanding at end of period (in thousands)	8,502	9,043	10,107	12,161	15,516	9,618	10,757	13,149	15,039	13,455

APP V-23

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.787	$11.775	$12.077	$11.797	$12.399	$12.101	$11.729	$11.332	$10.349	$—
Accumulation Unit Value at end of period	$11.882	$11.787	$11.775	$12.077	$11.797	$12.399	$12.101	$11.729	$11.332	$—
Number of Accumulation Units outstanding at end of period (in thousands)	59	49	28	26	18	14	16	11	6	—
American Funds Global Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.129	$12.011	$12.735	$12.776	$13.339	$12.776	$12.431	$12.016	$11.142	$10.951
Accumulation Unit Value at end of period	$12.742	$12.129	$12.011	$12.735	$12.776	$13.339	$12.776	$12.431	$12.016	$11.142
Number of Accumulation Units outstanding at end of period (in thousands)	772	899	1,058	1,373	1,616	3,841	4,472	5,044	5,263	4,888
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.648	$10.660	$11.428	$11.591	$12.236	$11.850	$11.657	$11.392	$10.251	$—
Accumulation Unit Value at end of period	$11.063	$10.648	$10.660	$11.428	$11.591	$12.236	$11.850	$11.657	$11.392	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	2	4	4	5	9	11	4	3	—
American Funds Global Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.588	$13.823	$14.251	$13.722	$11.390	$9.855	$10.536	$9.586	$6.979	$12.066
Accumulation Unit Value at end of period	$18.081	$14.588	$13.823	$14.251	$13.722	$11.390	$9.855	$10.536	$9.586	$6.979
Number of Accumulation Units outstanding at end of period (in thousands)	1,517	1,730	2,103	2,518	3,009	7,574	9,783	11,878	13,084	14,193
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.200	$19.352	$20.172	$19.637	$16.481	$14.417	$15.583	$14.336	$10.552	$—
Accumulation Unit Value at end of period	$24.762	$20.200	$19.352	$20.172	$19.637	$16.481	$14.417	$15.583	$14.336	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	6	5	—	—	—	—	—
American Funds Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.280	$18.479	$17.576	$17.474	$13.759	$11.418	$12.747	$11.602	$8.293	$13.691
Accumulation Unit Value at end of period	$23.628	$18.280	$18.479	$17.576	$17.474	$13.759	$11.418	$12.747	$11.602	$8.293
Number of Accumulation Units outstanding at end of period (in thousands)	1,317	1,522	1,788	2,059	2,602	4,656	5,871	6,958	7,929	9,101
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.412	$21.884	$21.046	$21.154	$16.841	$14.131	$15.950	$14.678	$9.571	$—
Accumulation Unit Value at end of period	$27.374	$21.412	$21.884	$21.046	$21.154	$16.841	$14.131	$15.950	$14.678	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	1	1	1	1	3	2	4	—
American Funds Global Small Capitalization Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.584	$18.514	$18.781	$18.706	$14.832	$12.766	$16.060	$13.344	$8.415	$18.415
Accumulation Unit Value at end of period	$23.001	$18.584	$18.514	$18.781	$18.706	$14.832	$12.766	$16.060	$13.344	$8.415
Number of Accumulation Units outstanding at end of period (in thousands)	1,003	1,182	1,423	1,717	2,194	2,827	3,605	4,552	5,133	5,330

APP V-24

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.407	$21.562	$22.116	$22.271	$17.854	$15.537	$19.762	$16.601	$9.847	$—
Accumulation Unit Value at end of period	$26.206	$21.407	$21.562	$22.116	$22.271	$17.854	$15.537	$19.762	$16.601	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	1	1	—	1	3	3	—
American Funds Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.187	$15.038	$14.314	$13.418	$10.490	$9.051	$9.617	$8.242	$6.013	$10.917
Accumulation Unit Value at end of period	$20.417	$16.187	$15.038	$14.314	$13.418	$10.490	$9.051	$9.617	$8.242	$6.013
Number of Accumulation Units outstanding at end of period (in thousands)	9,195	10,718	12,771	15,548	19,797	32,370	40,931	50,522	58,786	65,234
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.447	$23.902	$23.003	$21.801	$17.233	$15.032	$16.150	$13.994	$9.444	$—
Accumulation Unit Value at end of period	$31.746	$25.447	$23.902	$23.003	$21.801	$17.233	$15.032	$16.150	$13.994	$—
Number of Accumulation Units outstanding at end of period (in thousands)	25	28	27	26	20	17	13	15	9	—
American Funds Growth-Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.621	$19.720	$19.771	$18.177	$13.849	$11.990	$12.423	$11.340	$8.789	$14.384
Accumulation Unit Value at end of period	$26.015	$21.621	$19.720	$19.771	$18.177	$13.849	$11.990	$12.423	$11.340	$8.789
Number of Accumulation Units outstanding at end of period (in thousands)	6,700	7,621	9,031	10,884	14,058	22,603	28,337	34,132	39,363	44,187
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.130	$21.329	$21.621	$20.097	$15.481	$13.552	$14.197	$13.102	$9.278	$—
Accumulation Unit Value at end of period	$27.526	$23.130	$21.329	$21.621	$20.097	$15.481	$13.552	$14.197	$13.102	$—
Number of Accumulation Units outstanding at end of period (in thousands)	58	60	55	54	32	23	24	22	13	—
American Funds International Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.162	$12.931	$13.776	$14.394	$12.037	$10.384	$12.276	$11.644	$8.278	$14.549
Accumulation Unit Value at end of period	$17.100	$13.162	$12.931	$13.776	$14.394	$12.037	$10.384	$12.276	$11.644	$8.278
Number of Accumulation Units outstanding at end of period (in thousands)	2,975	3,568	4,132	4,731	5,694	7,611	9,449	11,301	13,177	15,067
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.662	$15.558	$16.758	$17.704	$14.968	$13.055	$15.606	$14.966	$9.372	$—
Accumulation Unit Value at end of period	$20.126	$15.662	$15.558	$16.758	$17.704	$14.968	$13.055	$15.606	$14.966	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	7	9	11	11	8	11	11	2	—
American Funds New World Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.609	$23.780	$24.973	$27.572	$25.180	$21.737	$25.694	$22.171	$15.069	$26.599
Accumulation Unit Value at end of period	$31.318	$24.609	$23.780	$24.973	$27.572	$25.180	$21.737	$25.694	$22.171	$15.069
Number of Accumulation Units outstanding at end of period (in thousands)	572	641	765	910	1,040	2,225	2,847	3,465	3,605	3,715

APP V-25

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.677	$15.317	$16.263	$18.154	$16.763	$14.631	$17.486	$15.255	$10.483	$—
Accumulation Unit Value at end of period	$19.733	$15.677	$15.317	$16.263	$18.154	$16.763	$14.631	$17.486	$15.255	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	—	—	—	—	—	—
Fidelity VIP Dynamic Capital Appreciation Portfolio (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.431	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.978	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.022	$16.781	$16.355	$15.678	$11.599	$10.798	$11.537	$10.099	$7.725	$12.148
Accumulation Unit Value at end of period	$19.995	$16.022	$16.781	$16.355	$15.678	$11.599	$10.798	$11.537	$10.099	$7.725
Number of Accumulation Units outstanding at end of period (in thousands)	192	231	277	334	409	947	1,285	1,384	1,458	1,393
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.057	$20.181	$19.886	$19.274	$14.417	$13.569	$14.659	$12.974	$10.034	$—
Accumulation Unit Value at end of period	$23.523	$19.057	$20.181	$19.886	$19.274	$14.417	$13.569	$14.659	$12.974	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Franklin Global Real Estate VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.215	$20.451	$20.683	$18.292	$18.184	$14.516	$15.650	$13.159	$11.240	$19.847
Accumulation Unit Value at end of period	$21.956	$20.215	$20.451	$20.683	$18.292	$18.184	$14.516	$15.650	$13.159	$11.240
Number of Accumulation Units outstanding at end of period (in thousands)	26	29	32	37	40	50	51	57	74	98
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.307	$17.702	$18.101	$16.186	$16.268	$13.130	$14.313	$12.167	$10.508	$—
Accumulation Unit Value at end of period	$18.592	$17.307	$17.702	$18.101	$16.186	$16.268	$13.130	$14.313	$12.167	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	1	1	1	—	—
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.284	$18.987	$20.778	$20.202	$18.034	$16.283	$16.176	$14.603	$10.954	$15.839
Accumulation Unit Value at end of period	$22.950	$21.284	$18.987	$20.778	$20.202	$18.034	$16.283	$16.176	$14.603	$10.954
Number of Accumulation Units outstanding at end of period (in thousands)	3,599	4,130	5,178	6,576	8,366	18,783	23,140	27,757	31,451	34,640

APP V-26

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.021	$17.155	$18.982	$18.659	$16.841	$15.374	$15.443	$14.095	$10.690	$—
Accumulation Unit Value at end of period	$20.285	$19.021	$17.155	$18.982	$18.659	$16.841	$15.374	$15.443	$14.095	$—
Number of Accumulation Units outstanding at end of period (in thousands)	31	39	30	28	18	9	4	2	1	—
Franklin Large Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.739	$17.337	$16.695	$15.100	$11.940	$10.807	$11.161	$10.173	$7.976	$12.392
Accumulation Unit Value at end of period	$21.082	$16.739	$17.337	$16.695	$15.100	$11.940	$10.807	$11.161	$10.173	$7.976
Number of Accumulation Units outstanding at end of period (in thousands)	386	483	583	660	816	1,436	1,754	2,121	2,435	2,772
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.501	$20.421	$19.883	$18.182	$14.536	$13.303	$13.890	$12.801	$10.147	$—
Accumulation Unit Value at end of period	$24.293	$19.501	$20.421	$19.883	$18.182	$14.536	$13.303	$13.890	$12.801	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	1	1	1	1	1	1	1	—
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$29.717	$26.946	$28.446	$27.372	$21.816	$19.575	$20.518	$18.641	$15.375	$21.859
Accumulation Unit Value at end of period	$31.729	$29.717	$26.946	$28.446	$27.372	$21.816	$19.575	$20.518	$18.641	$15.375
Number of Accumulation Units outstanding at end of period (in thousands)	886	989	1,210	1,413	1,638	3,274	4,369	5,160	5,882	6,018
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.958	$16.464	$17.573	$17.096	$13.777	$12.498	$13.245	$12.166	$10.146	$—
Accumulation Unit Value at end of period	$18.964	$17.958	$16.464	$17.573	$17.096	$13.777	$12.498	$13.245	$12.166	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	9	13	14	11	10	—	—	—	—
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.754	$19.065	$20.399	$19.370	$15.360	$13.676	$14.057	$12.858	$10.376	$16.782
Accumulation Unit Value at end of period	$23.173	$21.754	$19.065	$20.399	$19.370	$15.360	$13.676	$14.057	$12.858	$10.376
Number of Accumulation Units outstanding at end of period (in thousands)	3,168	3,628	4,312	5,064	6,426	9,256	11,729	14,405	16,807	19,312
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.821	$17.564	$19.000	$18.241	$14.625	$13.165	$13.682	$12.654	$10.324	$—
Accumulation Unit Value at end of period	$20.883	$19.821	$17.564	$19.000	$18.241	$14.625	$13.165	$13.682	$12.654	$—
Number of Accumulation Units outstanding at end of period (in thousands)	18	20	20	21	21	15	15	15	7	—
Franklin Rising Dividends VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.458	$21.439	$22.632	$21.173	$16.606	$15.086	$14.476	$12.205	$10.579	$14.761
Accumulation Unit Value at end of period	$28.990	$24.458	$21.439	$22.632	$21.173	$16.606	$15.086	$14.476	$12.205	$10.579
Number of Accumulation Units outstanding at end of period (in thousands)	2,656	3,212	3,935	4,645	5,783	8,939	10,804	12,444	13,263	14,569

APP V-27

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.014	$19.509	$20.823	$19.696	$15.618	$14.346	$13.918	$11.864	$10.398	$—
Accumulation Unit Value at end of period	$25.807	$22.014	$19.509	$20.823	$19.696	$15.618	$14.346	$13.918	$11.864	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	16	10	10	8	4	—	4	1	—
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.563	$12.940	$14.212	$14.374	$10.731	$9.220	$9.745	$7.730	$6.088	$9.244
Accumulation Unit Value at end of period	$18.018	$16.563	$12.940	$14.212	$14.374	$10.731	$9.220	$9.745	$7.730	$6.088
Number of Accumulation Units outstanding at end of period (in thousands)	458	533	630	718	913	846	1,224	1,334	830	769
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.480	$20.917	$23.227	$23.752	$17.929	$15.574	$16.642	$13.347	$10.628	$—
Accumulation Unit Value at end of period	$28.492	$26.480	$20.917	$23.227	$23.752	$17.929	$15.574	$16.642	$13.347	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.123	$11.837	$12.369	$11.706	$8.618	$7.908	$8.452	$6.736	$4.772	$8.441
Accumulation Unit Value at end of period	$14.469	$12.123	$11.837	$12.369	$11.706	$8.618	$7.908	$8.452	$6.736	$4.772
Number of Accumulation Units outstanding at end of period (in thousands)	1,498	1,757	2,053	2,436	3,121	4,256	5,232	6,510	6,954	7,299
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.380	$23.082	$24.385	$23.334	$17.369	$16.114	$17.413	$14.031	$10.050	$—
Accumulation Unit Value at end of period	$27.600	$23.380	$23.082	$24.385	$23.334	$17.369	$16.114	$17.413	$14.031	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	3	4	3	4	3	5	7	2	—
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.042	$19.771	$20.865	$20.782	$20.419	$18.360	$18.170	$16.619	$13.404	$15.324
Accumulation Unit Value at end of period	$21.667	$21.042	$19.771	$20.865	$20.782	$20.419	$18.360	$18.170	$16.619	$13.404
Number of Accumulation Units outstanding at end of period (in thousands)	1,441	1,618	1,976	2,467	2,975	6,673	7,843	8,792	9,258	8,663
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.079	$14.325	$15.285	$15.393	$15.291	$13.901	$13.910	$12.863	$10.489	$—
Accumulation Unit Value at end of period	$15.358	$15.079	$14.325	$15.285	$15.393	$15.291	$13.901	$13.910	$12.863	$—
Number of Accumulation Units outstanding at end of period (in thousands)	23	31	27	29	23	23	20	18	1	—
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$0.965	$0.972	$0.988	$1.004	$1.021	$1.038	$1.056	$1.074	$1.092	$1.087
Accumulation Unit Value at end of period	$0.958	$0.965	$0.972	$0.988	$1.004	$1.021	$1.038	$1.056	$1.074	$1.092
Number of Accumulation Units outstanding at end of period (in thousands)	22,809	27,228	33,690	42,965	57,253	90,101	110,786	115,774	152,111	273,481

APP V-28

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.076	$8.226	$8.449	$8.680	$8.927	$9.180	$9.441	$9.709	$9.978	$—
Accumulation Unit Value at end of period	$7.933	$8.076	$8.226	$8.449	$8.680	$8.927	$9.180	$9.441	$9.709	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	1	2	2	2	—	—	—	—	—
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.680	$15.595	$15.106	$14.169	$10.284	$9.197	$10.722	$—	$—	$—
Accumulation Unit Value at end of period	$19.630	$15.680	$15.595	$15.106	$14.169	$10.284	$9.197	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	232	271	339	430	521	896	485	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.712	$14.794	$14.489	$13.741	$10.083	$9.118	$10.707	$—	$—	$—
Accumulation Unit Value at end of period	$18.218	$14.712	$14.794	$14.489	$13.741	$10.083	$9.118	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	5	6	5	6	6	2	—	—	—
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.450	$16.097	$17.375	$16.342	$12.860	$11.486	$11.691	$10.854	$8.605	$12.529
Accumulation Unit Value at end of period	$19.416	$17.450	$16.097	$17.375	$16.342	$12.860	$11.486	$11.691	$10.854	$8.605
Number of Accumulation Units outstanding at end of period (in thousands)	1,031	1,177	1,388	1,620	2,036	1,534	1,892	2,627	3,246	3,025
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.891	$17.619	$19.229	$18.285	$14.549	$13.138	$13.519	$12.691	$10.172	$—
Accumulation Unit Value at end of period	$20.789	$18.891	$17.619	$19.229	$18.285	$14.549	$13.138	$13.519	$12.691	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	3	—	1	—	—	—	—	—
Invesco V.I. Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.421	$9.574	$9.737	$9.902	$9.979	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.315	$9.421	$9.574	$9.737	$9.902	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,920	1,905	2,130	1,673	1,902	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.056	$9.305	$9.568	$9.838	$9.965	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.856	$9.056	$9.305	$9.568	$9.838	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Government Securities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.327	$1.334	$1.352	$1.321	$1.379	$1.369	$1.291	$1.245	$1.267	$1.147
Accumulation Unit Value at end of period	$1.331	$1.327	$1.334	$1.352	$1.321	$1.379	$1.369	$1.291	$1.245	$1.267
Number of Accumulation Units outstanding at end of period (in thousands)	29,430	32,680	34,785	33,586	41,146	80,681	91,836	110,869	128,780	163,730

APP V-29

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.909	$10.067	$10.317	$10.189	$10.760	$10.799	$10.291	$10.041	$10.327	$—
Accumulation Unit Value at end of period	$9.824	$9.909	$10.067	$10.317	$10.189	$10.760	$10.799	$10.291	$10.041	$—
Number of Accumulation Units outstanding at end of period (in thousands)	29	23	13	13	7	5	11	7	1	—
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.272	$2.321	$2.418	$2.451	$2.095	$1.844	$2.011	$1.813	$1.363	$2.326
Accumulation Unit Value at end of period	$2.747	$2.272	$2.321	$2.418	$2.451	$2.095	$1.844	$2.011	$1.813	$1.363
Number of Accumulation Units outstanding at end of period (in thousands)	7,096	8,586	9,771	11,114	13,347	15,427	19,664	22,724	26,186	28,712
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.241	$16.778	$17.669	$18.111	$15.649	$13.930	$15.361	$13.997	$10.643	$—
Accumulation Unit Value at end of period	$19.426	$16.241	$16.778	$17.669	$18.111	$15.649	$13.930	$15.361	$13.997	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	8	5	1	—	—	—	—	—
Invesco V.I. Mid Cap Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.436	$2.184	$2.315	$2.255	$1.780	$1.632	$1.773	$1.580	$1.235	$1.757
Accumulation Unit Value at end of period	$2.752	$2.436	$2.184	$2.315	$2.255	$1.780	$1.632	$1.773	$1.580	$1.235
Number of Accumulation Units outstanding at end of period (in thousands)	6,182	7,072	8,421	9,682	12,003	14,523	18,463	22,332	27,075	27,921
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.511	$16.782	$17.984	$17.709	$14.138	$13.103	$14.394	$12.972	$10.244	$—
Accumulation Unit Value at end of period	$20.686	$18.511	$16.782	$17.984	$17.709	$14.138	$13.103	$14.394	$12.972	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	3	3	1	4	5	6	6	—	—
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.896	$14.029	$14.099	$13.274	$9.854	$10.014	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.735	$13.896	$14.029	$14.099	$13.274	$9.854	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	48	58	78	99	112	101	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.177	$13.449	$13.666	$13.009	$9.764	$9.996	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.695	$13.177	$13.449	$13.666	$13.009	$9.764	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.786	$20.681	$22.265	$22.124	$16.370	$14.619	$14.979	$11.853	$9.940	$14.719
Accumulation Unit Value at end of period	$25.551	$22.786	$20.681	$22.265	$22.124	$16.370	$14.619	$14.979	$11.853	$9.940
Number of Accumulation Units outstanding at end of period (in thousands)	469	542	646	714	902	1,355	1,887	2,199	2,348	2,375

APP V-30

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.942	$20.136	$21.917	$22.020	$16.473	$14.874	$15.408	$12.327	$10.452	$—
Accumulation Unit Value at end of period	$24.336	$21.942	$20.136	$21.917	$22.020	$16.473	$14.874	$15.408	$12.327	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	1	—	—	1	—	—
Invesco V.I. Value Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.684	$1.447	$1.643	$1.567	$1.192	$1.030	$1.081	$1.024	$0.704	$1.484
Accumulation Unit Value at end of period	$1.944	$1.684	$1.447	$1.643	$1.567	$1.192	$1.030	$1.081	$1.024	$0.704
Number of Accumulation Units outstanding at end of period (in thousands)	3,039	3,570	3,897	4,553	5,716	9,235	10,976	14,252	17,849	18,997
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.554	$19.601	$22.499	$21.701	$16.685	$14.577	$15.463	$14.813	$10.293	$—
Accumulation Unit Value at end of period	$25.756	$22.554	$19.601	$22.499	$21.701	$16.685	$14.577	$15.463	$14.813	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	2	5	5	7	8	1	—
MFS Core Equity Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.129	$10.163	$10.548	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.658	$11.129	$10.163	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	165	150	147	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.897	$10.061	$10.530	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.226	$10.897	$10.061	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	1	—	—	—	—	—	—	—
MFS Global Equity Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.939	$19.841	$20.470	$20.045	$15.951	$13.155	$13.985	$12.660	$9.757	$14.985
Accumulation Unit Value at end of period	$25.542	$20.939	$19.841	$20.470	$20.045	$15.951	$13.155	$13.985	$12.660	$9.757
Number of Accumulation Units outstanding at end of period (in thousands)	151	193	219	245	305	208	253	284	326	367
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.801	$19.928	$20.788	$20.581	$16.559	$13.807	$14.841	$13.583	$10.584	$—
Accumulation Unit Value at end of period	$25.096	$20.801	$19.928	$20.788	$20.581	$16.559	$13.807	$14.841	$13.583	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	—	—	—	—	—	—
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.956	$10.879	$10.287	$9.605	$7.139	$6.185	$6.312	$5.566	$4.113	$6.684
Accumulation Unit Value at end of period	$14.155	$10.956	$10.879	$10.287	$9.605	$7.139	$6.185	$6.312	$5.566	$4.113
Number of Accumulation Units outstanding at end of period (in thousands)	2,026	2,708	3,042	3,608	4,530	1,218	1,422	1,177	1,351	1,449

APP V-31

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.632	$24.727	$23.642	$22.317	$16.771	$14.692	$15.159	$13.516	$10.096	$—
Accumulation Unit Value at end of period	$31.475	$24.632	$24.727	$23.642	$22.317	$16.771	$14.692	$15.159	$13.516	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	5	5	4	2	2	—	—
MFS High Yield Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.163	$9.976	$10.593	$10.481	$10.141	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.709	$11.163	$9.976	$10.593	$10.481	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,155	1,254	1,363	1,700	2,263	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.740	$9.704	$10.419	$10.422	$10.126	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.142	$10.740	$9.704	$10.419	$10.422	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	23	17	19	45	11	—	—	—	—	—
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.662	$14.670	$14.890	$13.643	$10.509	$8.968	$9.326	$8.538	$6.844	$10.402
Accumulation Unit Value at end of period	$18.993	$15.662	$14.670	$14.890	$13.643	$10.509	$8.968	$9.326	$8.538	$6.844
Number of Accumulation Units outstanding at end of period (in thousands)	896	1,049	1,259	1,570	2,083	4,546	6,136	7,490	8,615	9,459
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.413	$20.280	$20.810	$19.279	$15.014	$12.955	$13.620	$12.608	$10.217	$—
Accumulation Unit Value at end of period	$25.683	$21.413	$20.280	$20.810	$19.279	$15.014	$12.955	$13.620	$12.608	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	—	—	—	—	—
MFS Massachusetts Investors Growth Stock Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.561	$10.127	$10.389	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.335	$10.561	$10.127	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	263	287	321	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.341	$10.025	$10.371	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.914	$10.341	$10.025	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—	—	—	—
MFS Mid Cap Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.611	$9.319	$9.060	$8.466	$6.252	$5.458	$5.906	$4.634	$3.324	$6.980
Accumulation Unit Value at end of period	$12.000	$9.611	$9.319	$9.060	$8.466	$6.252	$5.458	$5.906	$4.634	$3.324
Number of Accumulation Units outstanding at end of period (in thousands)	519	582	717	825	1,119	1,482	1,894	2,527	2,332	2,420

APP V-32

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.984	$26.452	$26.003	$24.565	$18.343	$16.189	$17.714	$14.050	$10.191	$—
Accumulation Unit Value at end of period	$33.323	$26.984	$26.452	$26.003	$24.565	$18.343	$16.189	$17.714	$14.050	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	3	3	3	4	5	—	—
MFS New Discovery Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.252	$15.159	$15.715	$17.236	$12.388	$10.394	$11.782	$8.790	$5.479	$9.186
Accumulation Unit Value at end of period	$20.238	$16.252	$15.159	$15.715	$17.236	$12.388	$10.394	$11.782	$8.790	$5.479
Number of Accumulation Units outstanding at end of period (in thousands)	599	700	814	1,021	1,311	2,623	3,570	4,460	5,088	6,100
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.889	$28.186	$29.544	$32.761	$23.806	$20.196	$23.146	$17.459	$11.003	$—
Accumulation Unit Value at end of period	$36.811	$29.889	$28.186	$29.544	$32.761	$23.806	$20.196	$23.146	$17.459	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	1	1	1	1	1	1	—	—
MFS Research International Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.307	$9.534	$10.509	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.739	$9.307	$9.534	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	275	328	380	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.113	$9.438	$10.492	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.369	$9.113	$9.438	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	—	—	—	—	—	—	—
MFS Research Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.809	$18.529	$18.697	$17.257	$13.269	$11.508	$11.759	$10.320	$8.041	$12.797
Accumulation Unit Value at end of period	$24.026	$19.809	$18.529	$18.697	$17.257	$13.269	$11.508	$11.759	$10.320	$8.041
Number of Accumulation Units outstanding at end of period (in thousands)	110	124	139	154	174	331	297	247	301	238
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.072	$21.821	$22.262	$20.774	$16.150	$14.162	$14.631	$12.982	$10.227	$—
Accumulation Unit Value at end of period	$27.678	$23.072	$21.821	$22.262	$20.774	$16.150	$14.162	$14.631	$12.982	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	—	—
MFS Total Return Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.689	$13.358	$13.628	$13.096	$13.460	$12.753	$12.152	$11.502	$10.072	$10.493
Accumulation Unit Value at end of period	$14.058	$13.689	$13.358	$13.628	$13.096	$13.460	$12.753	$12.152	$11.502	$10.072
Number of Accumulation Units outstanding at end of period (in thousands)	8,826	9,408	10,360	12,140	15,143	4,148	4,231	4,694	4,163	3,277

APP V-33

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.798	$12.626	$13.024	$12.654	$13.150	$12.597	$12.136	$11.613	$10.282	$—
Accumulation Unit Value at end of period	$12.999	$12.798	$12.626	$13.024	$12.654	$13.150	$12.597	$12.136	$11.613	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	12	6	6	9	2	2	—	—	—
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.962	$17.679	$18.049	$16.920	$14.457	$13.217	$13.210	$12.222	$10.533	$13.759
Accumulation Unit Value at end of period	$20.935	$18.962	$17.679	$18.049	$16.920	$14.457	$13.217	$13.210	$12.222	$10.533
Number of Accumulation Units outstanding at end of period (in thousands)	2,437	2,715	3,185	3,750	4,700	9,364	11,381	13,818	15,685	17,271
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.970	$15.997	$16.513	$15.651	$13.520	$12.497	$12.629	$11.814	$10.294	$—
Accumulation Unit Value at end of period	$18.531	$16.970	$15.997	$16.513	$15.651	$13.520	$12.497	$12.629	$11.814	$—
Number of Accumulation Units outstanding at end of period (in thousands)	28	29	22	23	18	13	13	18	6	—
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$28.531	$25.436	$26.065	$23.990	$17.957	$15.710	$16.028	$14.617	$12.115	$18.279
Accumulation Unit Value at end of period	$33.002	$28.531	$25.436	$26.065	$23.990	$17.957	$15.710	$16.028	$14.617	$12.115
Number of Accumulation Units outstanding at end of period (in thousands)	960	1,043	1,271	1,503	1,957	2,208	2,873	3,287	3,540	3,816
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.379	$20.173	$20.899	$19.449	$14.719	$13.019	$13.430	$12.383	$10.377	$—
Accumulation Unit Value at end of period	$25.603	$22.379	$20.173	$20.899	$19.449	$14.719	$13.019	$13.430	$12.383	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	2	2	2	1	1	—	—	—
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.228	$18.330	$23.139	$25.608	$26.240	$23.535	$28.388	$24.505	$14.380	$30.872
Accumulation Unit Value at end of period	$29.355	$21.228	$18.330	$23.139	$25.608	$26.240	$23.535	$28.388	$24.505	$14.380
Number of Accumulation Units outstanding at end of period (in thousands)	230	274	331	388	480	892	1,142	1,487	1,659	1,477
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.057	$12.273	$15.664	$17.527	$18.158	$16.466	$20.082	$17.526	$10.399	$—
Accumulation Unit Value at end of period	$19.227	$14.057	$12.273	$15.664	$17.527	$18.158	$16.466	$20.082	$17.526	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—	—	—	—
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.059	$12.394	$13.482	$15.431	$12.764	$10.980	$12.498	$11.726	$8.703	$14.848
Accumulation Unit Value at end of period	$14.983	$13.059	$12.394	$13.482	$15.431	$12.764	$10.980	$12.498	$11.726	$8.703
Number of Accumulation Units outstanding at end of period (in thousands)	1,974	2,302	2,650	2,938	3,331	3,838	4,648	5,670	6,253	7,468

APP V-34

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.701	$14.107	$15.515	$17.954	$15.015	$13.060	$15.030	$14.258	$10.699	$—
Accumulation Unit Value at end of period	$16.682	$14.701	$14.107	$15.515	$17.954	$15.015	$13.060	$15.030	$14.258	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	5	4	3	1	1	2	2	—
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.938	$14.789	$16.086	$16.836	$13.090	$10.997	$12.025	$11.389	$8.836	$15.583
Accumulation Unit Value at end of period	$18.568	$15.938	$14.789	$16.086	$16.836	$13.090	$10.997	$12.025	$11.389	$8.836
Number of Accumulation Units outstanding at end of period (in thousands)	1,602	1,853	2,171	2,618	3,307	5,922	7,426	9,221	10,684	12,684
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.544	$16.459	$18.100	$19.154	$15.057	$12.790	$14.140	$13.540	$10.621	$—
Accumulation Unit Value at end of period	$20.216	$17.544	$16.459	$18.100	$19.154	$15.057	$12.790	$14.140	$13.540	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	7	7	6	7	6	3	3	1	—
(a) Inception date April 15, 2017.

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Jennison 20/20 Focus Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.106	$2.116	$2.033	$1.938	$1.524	$1.401	$1.493	$1.414	$0.914	$1.534
Accumulation Unit Value at end of period	$2.686	$2.106	$2.116	$2.033	$1.938	$1.524	$1.401	$1.493	$1.414	$0.914
Number of Accumulation Units outstanding at end of period (in thousands)	152	152	151	173	176	178	188	217	235	275
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.454	$21.795	$21.173	$20.406	$16.223	$15.082	$16.243	$15.559	$10.165	$—
Accumulation Unit Value at end of period	$27.068	$21.454	$21.795	$21.173	$20.406	$16.223	$15.082	$16.243	$15.559	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Jennison Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.646	$1.696	$1.554	$1.442	$1.070	$0.940	$0.957	$0.874	$0.623	$1.015
Accumulation Unit Value at end of period	$2.203	$1.646	$1.696	$1.554	$1.442	$1.070	$0.940	$0.957	$0.874	$0.623
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	23	29
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.617	$25.647	$23.755	$22.294	$16.721	$14.858	$15.294	$14.112	$10.178	$—
Accumulation Unit Value at end of period	$32.587	$24.617	$25.647	$23.755	$22.294	$16.721	$14.858	$15.294	$14.112	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Prudential Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.741	$1.596	$1.775	$1.647	$1.264	$1.126	$1.217	$1.092	$0.785	$1.391
Accumulation Unit Value at end of period	$1.994	$1.741	$1.596	$1.775	$1.647	$1.264	$1.126	$1.217	$1.092	$0.785
Number of Accumulation Units outstanding at end of period (in thousands)	153	153	153	153	153	153	153	181	181	181

APP V-35

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.861	$19.335	$21.742	$20.389	$15.821	$14.255	$15.577	$14.128	$10.276	$—
Accumulation Unit Value at end of period	$23.633	$20.861	$19.335	$21.742	$20.389	$15.821	$14.255	$15.577	$14.128	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
SP William Blair International Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.033	$1.096	$1.082	$1.172	$1.006	$0.840	$1.008	$0.901	$0.672	$1.380
Accumulation Unit Value at end of period	$1.375	$1.033	$1.096	$1.082	$1.172	$1.006	$0.840	$1.008	$0.901	$0.672
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.266	$16.382	$16.342	$17.902	$15.534	$13.109	$15.920	$14.386	$10.843	$—
Accumulation Unit Value at end of period	$20.103	$15.266	$16.382	$16.342	$17.902	$15.534	$13.109	$15.920	$14.386	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
BlackRock Global Opportunities V.I. Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.901	$17.577	$17.751	$18.838	$14.765	$13.103	$15.213	$13.610	$10.431	$19.623
Accumulation Unit Value at end of period	$22.033	$17.901	$17.577	$17.751	$18.838	$14.765	$13.103	$15.213	$13.610	$10.431
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	3	3	3	3	3	3	3	2
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.492	$16.372	$16.718	$17.938	$14.214	$12.754	$14.972	$13.542	$10.494	$—
Accumulation Unit Value at end of period	$20.077	$16.492	$16.372	$16.718	$17.938	$14.214	$12.754	$14.972	$13.542	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
BlackRock Large Cap Focus Growth V.I. Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.258	$18.157	$17.977	$16.017	$12.165	$10.739	$10.661	$9.343	$7.531	$12.918
Accumulation Unit Value at end of period	$24.530	$19.258	$18.157	$17.977	$16.017	$12.165	$10.739	$10.661	$9.343	$7.531
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	2	2	3	3	3	4	4
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.448	$23.305	$23.330	$21.016	$16.138	$14.404	$14.458	$12.810	$10.441	$—
Accumulation Unit Value at end of period	$30.800	$24.448	$23.305	$23.330	$21.016	$16.138	$14.404	$14.458	$12.810	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP VI-1

Appendix VI - Model Investment Options

(Percentage allocations apply to value in the Sub-Accounts)

A. Applicable To The Following Products

•	Classic Hartford Leaders Outlook 1

•	Huntington Hartford Leaders Outlook 1

•	Hartford Leaders Elite Outlook 1

•	Hartford Leaders Outlook 1

•	Hartford Leaders Solution Outlook 1

As of May 2, 2016, the following models are available:

Portfolio Planner Models

Fund	Series 1150	Series 1151	Series 2106	Series 3039
American Funds Blue Chip Income and Growth Fund	5%	7%	8%	9%
American Funds Bond Fund	20%	15%	11%	9%
American Funds Global Bond Fund	10%	7%	6%	4%
American Funds Growth-Income Fund	3%	4%	5%	6%
American Funds International Fund	3%	4%	5%	6%
Franklin Large Cap Growth VIP Fund	5%	6%	7%	8%
Franklin Mutual Global Discovery VIP Fund	2%	3%	4%	5%
Franklin Small-Mid Cap Growth VIP Fund	2%	3%	3%	4%
Invesco V.I. Government Securities Fund	25%	19%	16%	11%
Invesco V.I. Small Cap Equity Fund	2%	3%	4%	5%
MFS High Yield Portfolio	15%	19%	17%	16%
MFS Investors Trust Series	3%	4%	5%	7%
Templeton Developing Markets VIP Fund	2%	3%	4%	4%
Templeton Foreign VIP Fund	3%	3%	5%	6%
Total	100%	100%	100%	100%

APP VI-2

(Percentage allocations apply to value in the Sub-Accounts)

B. Applicable To The Following Product

•	Nations Outlook Variable Annuity 1

As of May 2, 2016, the following models will be available to you to invest in:

Portfolio Planner Models

Fund	Series 1160	Series 1161	Series 2111	Series 3044
Columbia Variable Portfolio - Income Opportunities Fund	13%	18%	17%	16%
Hartford Dividend and Growth HLS Fund	5%	7%	8%	10%
Hartford Global Growth HLS Fund	10%	14%	18%	22%
Hartford Growth Opportunities HLS Fund	8%	10%	13%	15%
Hartford MidCap Value HLS Fund	4%	5%	6%	7%
Hartford Small/Mid Cap Equity HLS Fund	3%	4%	5%	6%
Hartford Total Return Bond HLS Fund	57%	42%	33%	24%
Total	100%	100%	100%	100%

To obtain a Statement of Additional Information, please call us at 800-862-6668 or complete the form below and mail to:
Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company
PO Box 14293
Lexington, KY 40512-4293
Please send a Statement of Additional Information to me at the following address:

Name

Address

City/State	Zip Code
Contract Name
Issue Date

Statement of Additional Information
Hartford Life and Annuity Insurance Company
Separate Account Seven

Hartford Leaders Outlook Series I/IR
Hartford Leaders Elite Outlook Series I/IR
Hartford Leaders Solution Outlook Series I/IR

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.
To obtain a prospectus, send a written request to Hartford Life and Annuity Insurance Company, P. O. Box 14293, Lexington, KY 40512-4293.
Date of Prospectus: May 1, 2018
Date of Statement of Additional Information: May 1, 2018

2

General Information
Safekeeping of Assets
We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.
Experts
The statutory-basis financial statements of Hartford Life and Annuity Insurance Company as of December 31, 2017 and 2016, and for each of the three years in the period ended December 31, 2017 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report (which report expresses an unmodified opinion in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut and expresses an adverse opinion for the statutory-basis financial statements because the financial statements are not fairly presented in conformity with accounting principles generally accepted in the United States of America), and the statements of assets and liabilities of each of the individual sub-accounts which comprise Hartford Life and Annuity Insurance Company Separate Account Seven as of December 31, 2017, and the related statements of operations for each of the periods then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is CityPlace I, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.
Non-Participating
The Contract is non-participating and we pay no dividends.
Misstatement of Age or Sex
If an Annuitant’s age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.
Principal Underwriter
The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. (“HSD”). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.
We currently pay HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been : 2017 : $ 34,838,270 ; 2016 : $ 35,271,633 ; and 2015 : $ 35,879,567 .
Operational Risks
An investment in a Contract, Separate Account, or Fund can involve operational and information security risks arising from factors such as processing errors, inadequate or failed processes, failure in systems and technology, changes in personnel and errors caused by third-party service providers.  While we seek to minimize such events through controls and oversight, there may still be failures that could adversely affect us and your Contract’s Value. In addition, as the use of technology increases, we, a Contract, a Separate Account, or Fund may be more susceptible to operational risks through breaches in cybersecurity.  A breach in cybersecurity refers to both intentional and unintentional events that may cause us, a Contract, a Separate Account, or Fund to lose proprietary information, suffer data corruption, or operational capacity, and as a result, may incur regulatory penalties, reputational damage, and additional compliance costs associated with corrected measures and/or financial loss.  In addition, cyber security breaches of a Fund’s third party service providers or issuers of securities in which the underlying Funds invest may also subject a Fund to many of the same risks associated with direct cybersecurity breaches.
Performance Related Information
The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
Total Return for all Sub-Accounts
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence

3

for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, we use a hypothetical initial premium payment of $1,000.00 and deduct for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.
The formula we use to calculate standardized total return is P(1+T)n = ERV. In this calculation, “P” represents a hypothetical initial premium payment of $1,000.00, “T” represents the average annual total return, “n” represents the number of years and “ERV” represents the redeemable value at the end of the period.
In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.
Yield for Sub-Accounts
If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.
The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.
The formula we use to calculate yield is: YIELD = 2[(a - b/cd +1)6 - 1]. In this calculation, “a” represents the net investment income earned during the period by the underlying fund, “b” represents the expenses accrued for the period, “c” represents the average daily number of Accumulation Units outstanding during the period and “d” represents the maximum offering price per Accumulation Unit on the last day of the period.
Money Market Sub-Accounts
At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.
Current yield of a money market fund Sub-Account is calculated for a seven-day period or the “base period” without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculate the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divide that number by the value of the account at the beginning of the base period. The result is the base period return or “BPR”. Once the base period return is calculated We then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.
The formula for this calculation is YIELD = BPR × (365/7), where BPR = (A - B)/C. “A” is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. “B” is equal to the amount that we deduct for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. “C” represents the value of the Sub-Account at the beginning of the base period.
Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] - 1.
Additional Materials
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.
Performance Comparisons
Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract’s sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4

Accumulation Unit Values
(For an Accumulation Unit outstanding throughout the period)
The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.
There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The tables below show all possible Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Values are shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
American Funds Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.290	$18.863	$18.922	$18.261	$15.016	$13.145	$13.200	$11.934	$9.790	$14.127
Accumulation Unit Value at end of period	$23.186	$20.290	$18.863	$18.922	$18.261	$15.016	$13.145	$13.200	$11.934	$9.790
Number of Accumulation Units outstanding at end of period (in thousands)	4,065	4,390	5,293	6,750	7,965	11,799	13,618	15,867	17,428	19,699
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$19.801	$18.436	$18.521	$17.901	$14.743	$12.925	$12.998	$11.769	$9.670	$13.974
Accumulation Unit Value at end of period	$22.594	$19.801	$18.436	$18.521	$17.901	$14.743	$12.925	$12.998	$11.769	$9.670
Number of Accumulation Units outstanding at end of period (in thousands)	1,033	1,292	1,623	2,046	2,843	4,076	5,287	6,590	7,702	8,537
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$19.654	$18.308	$18.402	$17.795	$14.662	$12.861	$12.940	$11.722	$9.636	$13.933
Accumulation Unit Value at end of period	$22.414	$19.654	$18.308	$18.402	$17.795	$14.662	$12.861	$12.940	$11.722	$9.636
Number of Accumulation Units outstanding at end of period (in thousands)	787	913	1,090	1,365	1,675	2,060	2,599	3,194	3,674	3,917
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.181	$17.894	$18.013	$17.445	$14.396	$12.646	$12.743	$11.561	$9.518	$13.782
Accumulation Unit Value at end of period	$21.842	$19.181	$17.894	$18.013	$17.445	$14.396	$12.646	$12.743	$11.561	$9.518
Number of Accumulation Units outstanding at end of period (in thousands)	1,045	1,315	1,553	1,815	2,394	3,212	4,062	5,039	6,484	8,333
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$19.181	$17.894	$18.013	$17.445	$14.396	$12.646	$12.743	$11.561	$9.518	$13.782
Accumulation Unit Value at end of period	$21.842	$19.181	$17.894	$18.013	$17.445	$14.396	$12.646	$12.743	$11.561	$9.518
Number of Accumulation Units outstanding at end of period (in thousands)	1,045	1,315	1,553	1,815	2,394	3,212	4,062	5,039	6,484	8,333
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.307	$17.105	$17.244	$16.725	$13.822	$12.161	$12.272	$11.151	$9.194	$13.333
Accumulation Unit Value at end of period	$20.815	$18.307	$17.105	$17.244	$16.725	$13.822	$12.161	$12.272	$11.151	$9.194
Number of Accumulation Units outstanding at end of period (in thousands)	1,902	2,453	3,470	4,398	5,867	6,474	8,138	10,545	13,084	15,427
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.307	$17.105	$17.244	$16.725	$13.822	$12.161	$12.272	$11.151	$9.194	$13.333
Accumulation Unit Value at end of period	$20.815	$18.307	$17.105	$17.244	$16.725	$13.822	$12.161	$12.272	$11.151	$9.194
Number of Accumulation Units outstanding at end of period (in thousands)	1,902	2,453	3,470	4,398	5,867	6,474	8,138	10,545	13,084	15,427
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.636	$17.420	$17.571	$17.051	$14.099	$12.410	$12.530	$11.391	$9.396	$13.634
Accumulation Unit Value at end of period	$21.179	$18.636	$17.420	$17.571	$17.051	$14.099	$12.410	$12.530	$11.391	$9.396
Number of Accumulation Units outstanding at end of period (in thousands)	110	133	171	197	300	359	458	606	681	717

5

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.915	$16.764	$16.926	$16.441	$13.608	$11.990	$12.118	$11.027	$9.106	$13.225
Accumulation Unit Value at end of period	$20.339	$17.915	$16.764	$16.926	$16.441	$13.608	$11.990	$12.118	$11.027	$9.106
Number of Accumulation Units outstanding at end of period (in thousands)	156	176	190	224	309	410	515	615	779	920
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.237	$17.073	$17.247	$16.761	$13.880	$12.236	$12.373	$11.265	$9.306	$13.523
Accumulation Unit Value at end of period	$20.694	$18.237	$17.073	$17.247	$16.761	$13.880	$12.236	$12.373	$11.265	$9.306
Number of Accumulation Units outstanding at end of period (in thousands)	1,115	1,185	1,266	1,441	1,417	1,108	1,129	973	620	399
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.237	$17.073	$17.247	$16.761	$13.880	$12.236	$12.373	$11.265	$9.306	$13.523
Accumulation Unit Value at end of period	$20.694	$18.237	$17.073	$17.247	$16.761	$13.880	$12.236	$12.373	$11.265	$9.306
Number of Accumulation Units outstanding at end of period (in thousands)	1,115	1,185	1,266	1,441	1,417	1,108	1,129	973	620	399
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.119	$16.971	$17.152	$16.678	$13.818	$12.187	$12.330	$11.231	$9.283	$—
Accumulation Unit Value at end of period	$20.550	$18.119	$16.971	$17.152	$16.678	$13.818	$12.187	$12.330	$11.231	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,972	3,178	2,818	2,845	2,807	1,930	1,786	1,489	902	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.885	$16.769	$16.964	$16.512	$13.694	$12.090	$12.244	$11.164	$9.237	$13.443
Accumulation Unit Value at end of period	$20.264	$17.885	$16.769	$16.964	$16.512	$13.694	$12.090	$12.244	$11.164	$9.237
Number of Accumulation Units outstanding at end of period (in thousands)	62	53	67	68	82	82	80	82	76	63
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.818	$18.591	$18.817	$18.324	$15.205	$13.431	$13.608	$12.414	$10.276	$—
Accumulation Unit Value at end of period	$22.444	$19.818	$18.591	$18.817	$18.324	$15.205	$13.431	$13.608	$12.414	$—
Number of Accumulation Units outstanding at end of period (in thousands)	79	82	81	89	87	94	83	40	15	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.738	$18.525	$18.760	$18.278	$15.174	$13.410	$13.594	$12.407	$10.276	$—
Accumulation Unit Value at end of period	$22.342	$19.738	$18.525	$18.760	$18.278	$15.174	$13.410	$13.594	$12.407	$—
Number of Accumulation Units outstanding at end of period (in thousands)	89	89	90	74	77	22	66	5	1	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.500	$18.329	$18.589	$18.139	$15.081	$13.348	$13.551	$12.387	$10.274	$—
Accumulation Unit Value at end of period	$22.039	$19.500	$18.329	$18.589	$18.139	$15.081	$13.348	$13.551	$12.387	$—
Number of Accumulation Units outstanding at end of period (in thousands)	24	28	22	26	13	8	6	6	12	—

6

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
American Funds Blue Chip Income and Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.877	$1.609	$1.686	$1.486	$1.137	$1.015	$1.042	$0.944	$0.750	$1.201
Accumulation Unit Value at end of period	$2.160	$1.877	$1.609	$1.686	$1.486	$1.137	$1.015	$1.042	$0.944	$0.750
Number of Accumulation Units outstanding at end of period (in thousands)	23,878	28,272	32,361	38,863	46,992	75,230	88,903	105,130	120,682	138,218
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.834	$1.574	$1.652	$1.459	$1.117	$0.999	$1.027	$0.932	$0.742	$1.190
Accumulation Unit Value at end of period	$2.107	$1.834	$1.574	$1.652	$1.459	$1.117	$0.999	$1.027	$0.932	$0.742
Number of Accumulation Units outstanding at end of period (in thousands)	8,847	11,982	13,591	17,603	22,825	33,847	41,919	52,636	60,281	65,332
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.820	$1.563	$1.641	$1.450	$1.111	$0.994	$1.022	$0.928	$0.739	$1.186
Accumulation Unit Value at end of period	$2.090	$1.820	$1.563	$1.641	$1.450	$1.111	$0.994	$1.022	$0.928	$0.739
Number of Accumulation Units outstanding at end of period (in thousands)	4,771	6,392	7,717	9,680	13,044	19,239	23,784	30,291	35,091	39,160
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.778	$1.529	$1.608	$1.423	$1.092	$0.979	$1.008	$0.916	$0.731	$1.174
Accumulation Unit Value at end of period	$2.039	$1.778	$1.529	$1.608	$1.423	$1.092	$0.979	$1.008	$0.916	$0.731
Number of Accumulation Units outstanding at end of period (in thousands)	8,961	11,094	12,080	16,104	18,217	24,117	30,413	39,813	54,099	68,400
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.778	$1.529	$1.608	$1.423	$1.092	$0.979	$1.008	$0.916	$0.731	$1.174
Accumulation Unit Value at end of period	$2.039	$1.778	$1.529	$1.608	$1.423	$1.092	$0.979	$1.008	$0.916	$0.731
Number of Accumulation Units outstanding at end of period (in thousands)	8,961	11,094	12,080	16,104	18,217	24,117	30,413	39,813	54,099	68,400
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.741	$1.499	$1.579	$1.399	$1.075	$0.965	$0.996	$0.906	$0.724	$1.166
Accumulation Unit Value at end of period	$1.993	$1.741	$1.499	$1.579	$1.399	$1.075	$0.965	$0.996	$0.906	$0.724
Number of Accumulation Units outstanding at end of period (in thousands)	13,275	17,366	21,621	27,542	34,974	50,689	59,453	80,934	94,085	107,987
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.741	$1.499	$1.579	$1.399	$1.075	$0.965	$0.996	$0.906	$0.724	$1.166
Accumulation Unit Value at end of period	$1.993	$1.741	$1.499	$1.579	$1.399	$1.075	$0.965	$0.996	$0.906	$0.724
Number of Accumulation Units outstanding at end of period (in thousands)	13,275	17,366	21,621	27,542	34,974	50,689	59,453	80,934	94,085	107,987
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.728	$1.489	$1.568	$1.390	$1.069	$0.960	$0.991	$0.902	$0.721	$1.162
Accumulation Unit Value at end of period	$1.977	$1.728	$1.489	$1.568	$1.390	$1.069	$0.960	$0.991	$0.902	$0.721
Number of Accumulation Units outstanding at end of period (in thousands)	869	1,425	1,560	1,913	2,306	2,925	3,552	4,476	4,903	6,113
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.704	$1.469	$1.550	$1.375	$1.059	$0.952	$0.983	$0.896	$0.717	$1.156
Accumulation Unit Value at end of period	$1.948	$1.704	$1.469	$1.550	$1.375	$1.059	$0.952	$0.983	$0.896	$0.717
Number of Accumulation Units outstanding at end of period (in thousands)	1,935	2,164	2,630	3,124	3,530	4,966	5,377	6,511	7,985	9,092
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.691	$1.459	$1.539	$1.367	$1.053	$0.947	$0.979	$0.892	$0.714	$1.152
Accumulation Unit Value at end of period	$1.932	$1.691	$1.459	$1.539	$1.367	$1.053	$0.947	$0.979	$0.892	$0.714
Number of Accumulation Units outstanding at end of period (in thousands)	9,169	10,179	10,639	12,866	10,847	9,762	11,444	9,258	6,866	5,017

7

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.691	$1.459	$1.539	$1.367	$1.053	$0.947	$0.979	$0.892	$0.714	$1.152
Accumulation Unit Value at end of period	$1.932	$1.691	$1.459	$1.539	$1.367	$1.053	$0.947	$0.979	$0.892	$0.714
Number of Accumulation Units outstanding at end of period (in thousands)	9,169	10,179	10,639	12,866	10,847	9,762	11,444	9,258	6,866	5,017
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.680	$1.450	$1.531	$1.360	$1.048	$0.943	$0.975	$0.890	$0.713	$—
Accumulation Unit Value at end of period	$1.918	$1.680	$1.450	$1.531	$1.360	$1.048	$0.943	$0.975	$0.890	$—
Number of Accumulation Units outstanding at end of period (in thousands)	14,094	15,314	16,575	19,003	17,846	15,079	13,230	10,233	4,755	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.658	$1.433	$1.514	$1.347	$1.039	$0.936	$0.968	$0.884	$0.709	$1.145
Accumulation Unit Value at end of period	$1.892	$1.658	$1.433	$1.514	$1.347	$1.039	$0.936	$0.968	$0.884	$0.709
Number of Accumulation Units outstanding at end of period (in thousands)	298	506	533	851	993	724	891	1,182	1,204	1,152
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.129	$20.863	$22.059	$19.625	$15.144	$13.648	$14.135	$12.915	$10.358	$—
Accumulation Unit Value at end of period	$27.516	$24.129	$20.863	$22.059	$19.625	$15.144	$13.648	$14.135	$12.915	$—
Number of Accumulation Units outstanding at end of period (in thousands)	70	48	51	72	41	47	57	35	18	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.031	$20.789	$21.992	$19.575	$15.113	$13.627	$14.121	$12.908	$10.358	$—
Accumulation Unit Value at end of period	$27.391	$24.031	$20.789	$21.992	$19.575	$15.113	$13.627	$14.121	$12.908	$—
Number of Accumulation Units outstanding at end of period (in thousands)	42	62	51	27	31	17	21	14	5	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.741	$20.569	$21.791	$19.426	$15.021	$13.564	$14.076	$12.887	$10.356	$—
Accumulation Unit Value at end of period	$27.020	$23.741	$20.569	$21.791	$19.426	$15.021	$13.564	$14.076	$12.887	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	7	7	11	10	6	8	3	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
American Funds Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.944	$14.766	$14.978	$14.471	$15.044	$14.521	$13.920	$13.302	$12.015	$13.482
Accumulation Unit Value at end of period	$15.231	$14.944	$14.766	$14.978	$14.471	$15.044	$14.521	$13.920	$13.302	$12.015
Number of Accumulation Units outstanding at end of period (in thousands)	8,502	9,043	10,107	12,161	15,516	9,618	10,757	13,149	15,039	13,455
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$14.584	$14.432	$14.661	$14.186	$14.770	$14.278	$13.708	$13.119	$11.868	$13.336
Accumulation Unit Value at end of period	$14.842	$14.584	$14.432	$14.661	$14.186	$14.770	$14.278	$13.708	$13.119	$11.868
Number of Accumulation Units outstanding at end of period (in thousands)	751	922	1,114	1,547	2,160	3,524	4,230	5,302	5,956	5,729
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$14.476	$14.332	$14.567	$14.102	$14.689	$14.207	$13.647	$13.067	$11.826	$13.296
Accumulation Unit Value at end of period	$14.724	$14.476	$14.332	$14.567	$14.102	$14.689	$14.207	$13.647	$13.067	$11.826
Number of Accumulation Units outstanding at end of period (in thousands)	493	626	718	905	1,125	1,618	1,926	2,610	3,027	2,747

8

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.127	$14.008	$14.259	$13.824	$14.422	$13.970	$13.439	$12.887	$11.681	$13.153
Accumulation Unit Value at end of period	$14.348	$14.127	$14.008	$14.259	$13.824	$14.422	$13.970	$13.439	$12.887	$11.681
Number of Accumulation Units outstanding at end of period (in thousands)	940	1,145	1,315	1,553	1,920	2,454	2,948	3,864	4,829	5,455
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$14.127	$14.008	$14.259	$13.824	$14.422	$13.970	$13.439	$12.887	$11.681	$13.153
Accumulation Unit Value at end of period	$14.348	$14.127	$14.008	$14.259	$13.824	$14.422	$13.970	$13.439	$12.887	$11.681
Number of Accumulation Units outstanding at end of period (in thousands)	940	1,145	1,315	1,553	1,920	2,454	2,948	3,864	4,829	5,455
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.291	$14.191	$14.467	$14.047	$14.676	$14.238	$13.717	$13.173	$11.959	$13.485
Accumulation Unit Value at end of period	$14.492	$14.291	$14.191	$14.467	$14.047	$14.676	$14.238	$13.717	$13.173	$11.959
Number of Accumulation Units outstanding at end of period (in thousands)	1,516	1,823	2,240	3,000	4,000	6,039	6,674	8,994	10,350	11,094
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.291	$14.191	$14.467	$14.047	$14.676	$14.238	$13.717	$13.173	$11.959	$13.485
Accumulation Unit Value at end of period	$14.492	$14.291	$14.191	$14.467	$14.047	$14.676	$14.238	$13.717	$13.173	$11.959
Number of Accumulation Units outstanding at end of period (in thousands)	1,516	1,823	2,240	3,000	4,000	6,039	6,674	8,994	10,350	11,094
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.726	$13.637	$13.909	$13.512	$14.125	$13.709	$13.215	$12.697	$11.532	$13.011
Accumulation Unit Value at end of period	$13.912	$13.726	$13.637	$13.909	$13.512	$14.125	$13.709	$13.215	$12.697	$11.532
Number of Accumulation Units outstanding at end of period (in thousands)	77	102	130	169	214	299	377	482	522	586
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.985	$13.908	$14.200	$13.808	$14.449	$14.038	$13.545	$13.027	$11.844	$13.376
Accumulation Unit Value at end of period	$14.161	$13.985	$13.908	$14.200	$13.808	$14.449	$14.038	$13.545	$13.027	$11.844
Number of Accumulation Units outstanding at end of period (in thousands)	111	128	158	187	254	389	387	518	575	612
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.432	$13.365	$13.652	$13.283	$13.905	$13.517	$13.049	$12.556	$11.422	$12.906
Accumulation Unit Value at end of period	$13.594	$13.432	$13.365	$13.652	$13.283	$13.905	$13.517	$13.049	$12.556	$11.422
Number of Accumulation Units outstanding at end of period (in thousands)	804	859	906	963	963	977	1,150	1,012	722	367
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.432	$13.365	$13.652	$13.283	$13.905	$13.517	$13.049	$12.556	$11.422	$12.906
Accumulation Unit Value at end of period	$13.594	$13.432	$13.365	$13.652	$13.283	$13.905	$13.517	$13.049	$12.556	$11.422
Number of Accumulation Units outstanding at end of period (in thousands)	804	859	906	963	963	977	1,150	1,012	722	367
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.345	$13.285	$13.577	$13.216	$13.843	$13.463	$13.003	$12.519	$11.393	$—
Accumulation Unit Value at end of period	$13.499	$13.345	$13.285	$13.577	$13.216	$13.843	$13.463	$13.003	$12.519	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,466	1,404	1,515	1,688	1,807	1,638	1,514	1,170	606	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.173	$13.126	$13.429	$13.085	$13.719	$13.356	$12.912	$12.444	$11.336	$12.828
Accumulation Unit Value at end of period	$13.312	$13.173	$13.126	$13.429	$13.085	$13.719	$13.356	$12.912	$12.444	$11.336
Number of Accumulation Units outstanding at end of period (in thousands)	33	59	77	92	97	99	114	187	155	124

9

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.980	$11.943	$12.225	$11.918	$12.501	$12.176	$11.778	$11.356	$10.351	$—
Accumulation Unit Value at end of period	$12.100	$11.980	$11.943	$12.225	$11.918	$12.501	$12.176	$11.778	$11.356	$—
Number of Accumulation Units outstanding at end of period (in thousands)	37	45	53	57	49	38	29	24	9	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.931	$11.901	$12.187	$11.887	$12.476	$12.157	$11.766	$11.350	$10.350	$—
Accumulation Unit Value at end of period	$12.045	$11.931	$11.901	$12.187	$11.887	$12.476	$12.157	$11.766	$11.350	$—
Number of Accumulation Units outstanding at end of period (in thousands)	58	62	62	67	42	23	21	14	13	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.787	$11.775	$12.077	$11.797	$12.399	$12.101	$11.729	$11.332	$10.349	$—
Accumulation Unit Value at end of period	$11.882	$11.787	$11.775	$12.077	$11.797	$12.399	$12.101	$11.729	$11.332	$—
Number of Accumulation Units outstanding at end of period (in thousands)	59	49	28	26	18	14	16	11	6	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
American Funds Global Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.129	$12.011	$12.735	$12.776	$13.339	$12.776	$12.431	$12.016	$11.142	$10.951
Accumulation Unit Value at end of period	$12.742	$12.129	$12.011	$12.735	$12.776	$13.339	$12.776	$12.431	$12.016	$11.142
Number of Accumulation Units outstanding at end of period (in thousands)	772	899	1,058	1,373	1,616	3,841	4,472	5,044	5,263	4,888
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$11.945	$11.846	$12.579	$12.638	$13.215	$12.676	$12.352	$11.957	$11.104	$10.931
Accumulation Unit Value at end of period	$12.529	$11.945	$11.846	$12.579	$12.638	$13.215	$12.676	$12.352	$11.957	$11.104
Number of Accumulation Units outstanding at end of period (in thousands)	222	283	382	569	837	1,238	1,601	1,834	2,201	2,062
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$11.884	$11.791	$12.527	$12.592	$13.173	$12.643	$12.326	$11.938	$11.092	$10.924
Accumulation Unit Value at end of period	$12.459	$11.884	$11.791	$12.527	$12.592	$13.173	$12.643	$12.326	$11.938	$11.092
Number of Accumulation Units outstanding at end of period (in thousands)	163	183	206	285	379	511	662	695	806	768
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.702	$11.629	$12.373	$12.456	$13.051	$12.544	$12.248	$11.880	$11.055	$10.904
Accumulation Unit Value at end of period	$12.251	$11.702	$11.629	$12.373	$12.456	$13.051	$12.544	$12.248	$11.880	$11.055
Number of Accumulation Units outstanding at end of period (in thousands)	127	149	177	236	298	447	538	741	913	848
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$11.702	$11.629	$12.373	$12.456	$13.051	$12.544	$12.248	$11.880	$11.055	$10.904
Accumulation Unit Value at end of period	$12.251	$11.702	$11.629	$12.373	$12.456	$13.051	$12.544	$12.248	$11.880	$11.055
Number of Accumulation Units outstanding at end of period (in thousands)	127	149	177	236	298	447	538	741	913	848
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.524	$11.469	$12.221	$12.322	$12.929	$12.446	$12.170	$11.823	$11.018	$10.884
Accumulation Unit Value at end of period	$12.046	$11.524	$11.469	$12.221	$12.322	$12.929	$12.446	$12.170	$11.823	$11.018
Number of Accumulation Units outstanding at end of period (in thousands)	440	563	700	1,002	1,313	1,973	3,018	2,978	3,497	3,519

10

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.524	$11.469	$12.221	$12.322	$12.929	$12.446	$12.170	$11.823	$11.018	$10.884
Accumulation Unit Value at end of period	$12.046	$11.524	$11.469	$12.221	$12.322	$12.929	$12.446	$12.170	$11.823	$11.018
Number of Accumulation Units outstanding at end of period (in thousands)	440	563	700	1,002	1,313	1,973	3,018	2,978	3,497	3,519
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.465	$11.416	$12.171	$12.277	$12.889	$12.413	$12.145	$11.803	$11.005	$10.877
Accumulation Unit Value at end of period	$11.978	$11.465	$11.416	$12.171	$12.277	$12.889	$12.413	$12.145	$11.803	$11.005
Number of Accumulation Units outstanding at end of period (in thousands)	24	31	40	45	63	125	144	149	134	124
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.348	$11.311	$12.071	$12.189	$12.809	$12.348	$12.093	$11.765	$10.981	$10.863
Accumulation Unit Value at end of period	$11.845	$11.348	$11.311	$12.071	$12.189	$12.809	$12.348	$12.093	$11.765	$10.981
Number of Accumulation Units outstanding at end of period (in thousands)	58	64	71	79	94	153	154	170	222	230
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.290	$11.259	$12.021	$12.145	$12.769	$12.316	$12.068	$11.746	$10.968	$10.857
Accumulation Unit Value at end of period	$11.778	$11.290	$11.259	$12.021	$12.145	$12.769	$12.316	$12.068	$11.746	$10.968
Number of Accumulation Units outstanding at end of period (in thousands)	199	218	218	287	285	305	356	277	154	16
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.290	$11.259	$12.021	$12.145	$12.769	$12.316	$12.068	$11.746	$10.968	$10.857
Accumulation Unit Value at end of period	$11.778	$11.290	$11.259	$12.021	$12.145	$12.769	$12.316	$12.068	$11.746	$10.968
Number of Accumulation Units outstanding at end of period (in thousands)	199	218	218	287	285	305	356	277	154	16
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.233	$11.207	$11.972	$12.101	$12.729	$12.284	$12.042	$11.727	$10.956	$—
Accumulation Unit Value at end of period	$11.712	$11.233	$11.207	$11.972	$12.101	$12.729	$12.284	$12.042	$11.727	$—
Number of Accumulation Units outstanding at end of period (in thousands)	564	539	572	684	661	670	638	506	205	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.118	$11.104	$11.874	$12.013	$12.650	$12.220	$11.991	$11.689	$10.931	$10.836
Accumulation Unit Value at end of period	$11.581	$11.118	$11.104	$11.874	$12.013	$12.650	$12.220	$11.991	$11.689	$10.931
Number of Accumulation Units outstanding at end of period (in thousands)	4	7	8	21	22	25	28	38	29	18
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.821	$10.813	$11.568	$11.710	$12.337	$11.923	$11.706	$11.417	$10.256	$—
Accumulation Unit Value at end of period	$11.266	$10.821	$10.813	$11.568	$11.710	$12.337	$11.923	$11.706	$11.417	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	11	13	13	13	18	17	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.778	$10.775	$11.533	$11.680	$12.311	$11.905	$11.694	$11.411	$10.255	$—
Accumulation Unit Value at end of period	$11.215	$10.778	$10.775	$11.533	$11.680	$12.311	$11.905	$11.694	$11.411	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	16	2	1	1	4	1	1	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.648	$10.660	$11.428	$11.591	$12.236	$11.850	$11.657	$11.392	$10.251	$—
Accumulation Unit Value at end of period	$11.063	$10.648	$10.660	$11.428	$11.591	$12.236	$11.850	$11.657	$11.392	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	2	4	4	5	9	11	4	3	—

11

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
American Funds Global Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.588	$13.823	$14.251	$13.722	$11.390	$9.855	$10.536	$9.586	$6.979	$12.066
Accumulation Unit Value at end of period	$18.081	$14.588	$13.823	$14.251	$13.722	$11.390	$9.855	$10.536	$9.586	$6.979
Number of Accumulation Units outstanding at end of period (in thousands)	1,517	1,730	2,103	2,518	3,009	7,574	9,783	11,878	13,084	14,193
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$14.355	$13.623	$14.066	$13.563	$11.276	$9.771	$10.461	$9.533	$6.950	$12.034
Accumulation Unit Value at end of period	$17.765	$14.355	$13.623	$14.066	$13.563	$11.276	$9.771	$10.461	$9.533	$6.950
Number of Accumulation Units outstanding at end of period (in thousands)	463	617	807	1,134	1,644	2,439	3,029	3,531	4,213	4,301
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$14.278	$13.556	$14.004	$13.511	$11.238	$9.743	$10.436	$9.515	$6.941	$12.024
Accumulation Unit Value at end of period	$17.661	$14.278	$13.556	$14.004	$13.511	$11.238	$9.743	$10.436	$9.515	$6.941
Number of Accumulation Units outstanding at end of period (in thousands)	240	286	332	357	486	650	877	1,049	1,269	1,451
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.050	$13.360	$13.822	$13.355	$11.125	$9.659	$10.362	$9.462	$6.912	$11.993
Accumulation Unit Value at end of period	$17.353	$14.050	$13.360	$13.822	$13.355	$11.125	$9.659	$10.362	$9.462	$6.912
Number of Accumulation Units outstanding at end of period (in thousands)	175	177	188	223	280	420	536	709	940	1,150
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$14.050	$13.360	$13.822	$13.355	$11.125	$9.659	$10.362	$9.462	$6.912	$11.993
Accumulation Unit Value at end of period	$17.353	$14.050	$13.360	$13.822	$13.355	$11.125	$9.659	$10.362	$9.462	$6.912
Number of Accumulation Units outstanding at end of period (in thousands)	175	177	188	223	280	420	536	709	940	1,150
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.826	$13.166	$13.642	$13.201	$11.013	$9.576	$10.289	$9.409	$6.884	$11.961
Accumulation Unit Value at end of period	$17.050	$13.826	$13.166	$13.642	$13.201	$11.013	$9.576	$10.289	$9.409	$6.884
Number of Accumulation Units outstanding at end of period (in thousands)	731	908	1,182	1,546	2,112	3,261	4,110	5,476	6,423	7,041
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.826	$13.166	$13.642	$13.201	$11.013	$9.576	$10.289	$9.409	$6.884	$11.961
Accumulation Unit Value at end of period	$17.050	$13.826	$13.166	$13.642	$13.201	$11.013	$9.576	$10.289	$9.409	$6.884
Number of Accumulation Units outstanding at end of period (in thousands)	731	908	1,182	1,546	2,112	3,261	4,110	5,476	6,423	7,041
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.751	$13.102	$13.582	$13.150	$10.976	$9.549	$10.264	$9.391	$6.874	$11.951
Accumulation Unit Value at end of period	$16.950	$13.751	$13.102	$13.582	$13.150	$10.976	$9.549	$10.264	$9.391	$6.874
Number of Accumulation Units outstanding at end of period (in thousands)	46	61	68	78	89	140	179	215	243	221
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.605	$12.975	$13.464	$13.048	$10.902	$9.494	$10.216	$9.356	$6.855	$11.930
Accumulation Unit Value at end of period	$16.753	$13.605	$12.975	$13.464	$13.048	$10.902	$9.494	$10.216	$9.356	$6.855
Number of Accumulation Units outstanding at end of period (in thousands)	41	42	48	52	60	85	118	195	243	258
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.532	$12.912	$13.405	$12.998	$10.865	$9.467	$10.192	$9.339	$6.846	$11.920
Accumulation Unit Value at end of period	$16.655	$13.532	$12.912	$13.405	$12.998	$10.865	$9.467	$10.192	$9.339	$6.846
Number of Accumulation Units outstanding at end of period (in thousands)	285	317	337	340	280	287	304	297	210	97

12

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.532	$12.912	$13.405	$12.998	$10.865	$9.467	$10.192	$9.339	$6.846	$11.920
Accumulation Unit Value at end of period	$16.655	$13.532	$12.912	$13.405	$12.998	$10.865	$9.467	$10.192	$9.339	$6.846
Number of Accumulation Units outstanding at end of period (in thousands)	285	317	337	340	280	287	304	297	210	97
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.459	$12.849	$13.347	$12.948	$10.829	$9.440	$10.168	$9.321	$6.837	$—
Accumulation Unit Value at end of period	$16.557	$13.459	$12.849	$13.347	$12.948	$10.829	$9.440	$10.168	$9.321	$—
Number of Accumulation Units outstanding at end of period (in thousands)	604	738	708	766	782	571	461	340	197	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.315	$12.725	$13.231	$12.848	$10.756	$9.386	$10.119	$9.286	$6.818	$11.889
Accumulation Unit Value at end of period	$16.364	$13.315	$12.725	$13.231	$12.848	$10.756	$9.386	$10.119	$9.286	$6.818
Number of Accumulation Units outstanding at end of period (in thousands)	20	21	36	37	38	34	32	33	29	28
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.529	$19.628	$20.419	$19.839	$16.616	$14.507	$15.649	$14.368	$10.554	$—
Accumulation Unit Value at end of period	$25.217	$20.529	$19.628	$20.419	$19.839	$16.616	$14.507	$15.649	$14.368	$—
Number of Accumulation Units outstanding at end of period (in thousands)	29	20	14	13	10	8	11	9	3	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.447	$19.559	$20.357	$19.788	$16.582	$14.485	$15.632	$14.360	$10.553	$—
Accumulation Unit Value at end of period	$25.102	$20.447	$19.559	$20.357	$19.788	$16.582	$14.485	$15.632	$14.360	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	5	28	37	32	4	9	2	2	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.200	$19.352	$20.172	$19.637	$16.481	$14.417	$15.583	$14.336	$10.552	$—
Accumulation Unit Value at end of period	$24.762	$20.200	$19.352	$20.172	$19.637	$16.481	$14.417	$15.583	$14.336	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	6	5	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
American Funds Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.280	$18.479	$17.576	$17.474	$13.759	$11.418	$12.747	$11.602	$8.293	$13.691
Accumulation Unit Value at end of period	$23.628	$18.280	$18.479	$17.576	$17.474	$13.759	$11.418	$12.747	$11.602	$8.293
Number of Accumulation Units outstanding at end of period (in thousands)	1,317	1,522	1,788	2,059	2,602	4,656	5,871	6,958	7,929	9,101
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$17.840	$18.061	$17.205	$17.130	$13.508	$11.227	$12.552	$11.443	$8.191	$13.543
Accumulation Unit Value at end of period	$23.025	$17.840	$18.061	$17.205	$17.130	$13.508	$11.227	$12.552	$11.443	$8.191
Number of Accumulation Units outstanding at end of period (in thousands)	524	629	800	958	1,299	1,823	2,371	3,148	3,723	4,190
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$17.707	$17.935	$17.094	$17.028	$13.434	$11.171	$12.496	$11.397	$8.163	$13.503
Accumulation Unit Value at end of period	$22.842	$17.707	$17.935	$17.094	$17.028	$13.434	$11.171	$12.496	$11.397	$8.163
Number of Accumulation Units outstanding at end of period (in thousands)	217	289	348	442	560	774	1,021	1,308	1,579	1,887

13

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.281	$17.530	$16.732	$16.693	$13.190	$10.984	$12.306	$11.240	$8.062	$13.357
Accumulation Unit Value at end of period	$22.258	$17.281	$17.530	$16.732	$16.693	$13.190	$10.984	$12.306	$11.240	$8.062
Number of Accumulation Units outstanding at end of period (in thousands)	246	303	447	424	548	870	1,088	1,599	2,190	2,752
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$17.281	$17.530	$16.732	$16.693	$13.190	$10.984	$12.306	$11.240	$8.062	$13.357
Accumulation Unit Value at end of period	$22.258	$17.281	$17.530	$16.732	$16.693	$13.190	$10.984	$12.306	$11.240	$8.062
Number of Accumulation Units outstanding at end of period (in thousands)	246	303	447	424	548	870	1,088	1,599	2,190	2,752
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.656	$22.001	$21.031	$21.013	$16.629	$13.869	$15.561	$14.234	$10.225	$16.966
Accumulation Unit Value at end of period	$27.852	$21.656	$22.001	$21.031	$21.013	$16.629	$13.869	$15.561	$14.234	$10.225
Number of Accumulation Units outstanding at end of period (in thousands)	452	538	738	913	1,302	1,875	2,389	3,454	4,892	5,017
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.656	$22.001	$21.031	$21.013	$16.629	$13.869	$15.561	$14.234	$10.225	$16.966
Accumulation Unit Value at end of period	$27.852	$21.656	$22.001	$21.031	$21.013	$16.629	$13.869	$15.561	$14.234	$10.225
Number of Accumulation Units outstanding at end of period (in thousands)	452	538	738	913	1,302	1,875	2,389	3,454	4,892	5,017
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.790	$17.066	$16.322	$16.316	$12.918	$10.779	$12.100	$11.075	$7.959	$13.213
Accumulation Unit Value at end of period	$21.583	$16.790	$17.066	$16.322	$16.316	$12.918	$10.779	$12.100	$11.075	$7.959
Number of Accumulation Units outstanding at end of period (in thousands)	44	38	42	40	58	86	106	141	183	192
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.192	$21.562	$20.643	$20.656	$16.371	$13.674	$15.365	$14.077	$10.127	$16.829
Accumulation Unit Value at end of period	$27.215	$21.192	$21.562	$20.643	$20.656	$16.371	$13.674	$15.365	$14.077	$10.127
Number of Accumulation Units outstanding at end of period (in thousands)	47	65	73	77	115	155	197	237	282	320
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.430	$16.726	$16.021	$16.039	$12.718	$10.628	$11.948	$10.952	$7.883	$13.106
Accumulation Unit Value at end of period	$21.089	$16.430	$16.726	$16.021	$16.039	$12.718	$10.628	$11.948	$10.952	$7.883
Number of Accumulation Units outstanding at end of period (in thousands)	502	546	651	706	652	582	723	595	441	258
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.430	$16.726	$16.021	$16.039	$12.718	$10.628	$11.948	$10.952	$7.883	$13.106
Accumulation Unit Value at end of period	$21.089	$16.430	$16.726	$16.021	$16.039	$12.718	$10.628	$11.948	$10.952	$7.883
Number of Accumulation Units outstanding at end of period (in thousands)	502	546	651	706	652	582	723	595	441	258
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.974	$15.251	$14.615	$14.639	$11.614	$9.711	$10.922	$10.016	$7.213	$—
Accumulation Unit Value at end of period	$19.211	$14.974	$15.251	$14.615	$14.639	$11.614	$9.711	$10.922	$10.016	$—
Number of Accumulation Units outstanding at end of period (in thousands)	772	849	1,067	965	980	875	854	675	312	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.781	$15.069	$14.455	$14.494	$11.510	$9.633	$10.846	$9.956	$7.177	$11.951
Accumulation Unit Value at end of period	$18.943	$14.781	$15.069	$14.455	$14.494	$11.510	$9.633	$10.846	$9.956	$7.177
Number of Accumulation Units outstanding at end of period (in thousands)	11	15	18	21	22	23	26	27	27	28

14

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.762	$22.197	$21.304	$21.371	$16.979	$14.218	$16.017	$14.710	$9.575	$—
Accumulation Unit Value at end of period	$27.876	$21.762	$22.197	$21.304	$21.371	$16.979	$14.218	$16.017	$14.710	$—
Number of Accumulation Units outstanding at end of period (in thousands)	21	19	26	22	25	26	28	17	10	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.674	$22.119	$21.239	$21.317	$16.945	$14.196	$16.000	$14.702	$9.574	$—
Accumulation Unit Value at end of period	$27.750	$21.674	$22.119	$21.239	$21.317	$16.945	$14.196	$16.000	$14.702	$—
Number of Accumulation Units outstanding at end of period (in thousands)	27	31	35	26	32	7	12	9	2	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.412	$21.884	$21.046	$21.154	$16.841	$14.131	$15.950	$14.678	$9.571	$—
Accumulation Unit Value at end of period	$27.374	$21.412	$21.884	$21.046	$21.154	$16.841	$14.131	$15.950	$14.678	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	1	1	1	1	3	2	4	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
American Funds Global Small Capitalization Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.584	$18.514	$18.781	$18.706	$14.832	$12.766	$16.060	$13.344	$8.415	$18.415
Accumulation Unit Value at end of period	$23.001	$18.584	$18.514	$18.781	$18.706	$14.832	$12.766	$16.060	$13.344	$8.415
Number of Accumulation Units outstanding at end of period (in thousands)	1,003	1,182	1,423	1,717	2,194	2,827	3,605	4,552	5,133	5,330
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$18.136	$18.095	$18.384	$18.338	$14.562	$12.552	$15.815	$13.160	$8.311	$18.216
Accumulation Unit Value at end of period	$22.414	$18.136	$18.095	$18.384	$18.338	$14.562	$12.552	$15.815	$13.160	$8.311
Number of Accumulation Units outstanding at end of period (in thousands)	293	375	460	621	871	1,265	1,628	2,121	2,689	2,656
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$18.001	$17.969	$18.265	$18.229	$14.483	$12.490	$15.744	$13.108	$8.282	$18.162
Accumulation Unit Value at end of period	$22.236	$18.001	$17.969	$18.265	$18.229	$14.483	$12.490	$15.744	$13.108	$8.282
Number of Accumulation Units outstanding at end of period (in thousands)	126	151	193	256	330	489	604	808	990	1,144
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.567	$17.563	$17.879	$17.870	$14.219	$12.281	$15.504	$12.927	$8.180	$17.966
Accumulation Unit Value at end of period	$21.668	$17.567	$17.563	$17.879	$17.870	$14.219	$12.281	$15.504	$12.927	$8.180
Number of Accumulation Units outstanding at end of period (in thousands)	134	159	234	236	316	401	518	875	1,130	1,236
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$17.567	$17.563	$17.879	$17.870	$14.219	$12.281	$15.504	$12.927	$8.180	$17.966
Accumulation Unit Value at end of period	$21.668	$17.567	$17.563	$17.879	$17.870	$14.219	$12.281	$15.504	$12.927	$8.180
Number of Accumulation Units outstanding at end of period (in thousands)	134	159	234	236	316	401	518	875	1,130	1,236
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.143	$23.172	$23.625	$23.648	$18.845	$16.301	$20.610	$17.210	$10.907	$23.990
Accumulation Unit Value at end of period	$28.502	$23.143	$23.172	$23.625	$23.648	$18.845	$16.301	$20.610	$17.210	$10.907
Number of Accumulation Units outstanding at end of period (in thousands)	292	380	502	665	909	1,230	1,616	2,505	3,549	2,992

15

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.143	$23.172	$23.625	$23.648	$18.845	$16.301	$20.610	$17.210	$10.907	$23.990
Accumulation Unit Value at end of period	$28.502	$23.143	$23.172	$23.625	$23.648	$18.845	$16.301	$20.610	$17.210	$10.907
Number of Accumulation Units outstanding at end of period (in thousands)	292	380	502	665	909	1,230	1,616	2,505	3,549	2,992
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.068	$17.098	$17.441	$17.467	$13.926	$12.052	$15.245	$12.737	$8.076	$17.772
Accumulation Unit Value at end of period	$21.010	$17.068	$17.098	$17.441	$17.467	$13.926	$12.052	$15.245	$12.737	$8.076
Number of Accumulation Units outstanding at end of period (in thousands)	12	17	19	22	29	43	57	82	118	100
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.648	$22.710	$23.189	$23.247	$18.553	$16.072	$20.351	$17.020	$10.803	$23.796
Accumulation Unit Value at end of period	$27.851	$22.648	$22.710	$23.189	$23.247	$18.553	$16.072	$20.351	$17.020	$10.803
Number of Accumulation Units outstanding at end of period (in thousands)	30	35	41	46	65	87	105	148	184	183
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.703	$16.757	$17.119	$17.170	$13.710	$11.883	$15.054	$12.596	$7.999	$17.629
Accumulation Unit Value at end of period	$20.529	$16.703	$16.757	$17.119	$17.170	$13.710	$11.883	$15.054	$12.596	$7.999
Number of Accumulation Units outstanding at end of period (in thousands)	249	260	297	323	332	362	496	490	272	105
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.703	$16.757	$17.119	$17.170	$13.710	$11.883	$15.054	$12.596	$7.999	$17.629
Accumulation Unit Value at end of period	$20.529	$16.703	$16.757	$17.119	$17.170	$13.710	$11.883	$15.054	$12.596	$7.999
Number of Accumulation Units outstanding at end of period (in thousands)	249	260	297	323	332	362	496	490	272	105
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.380	$16.441	$16.805	$16.863	$13.472	$11.682	$14.807	$12.396	$7.876	$—
Accumulation Unit Value at end of period	$20.123	$16.380	$16.441	$16.805	$16.863	$13.472	$11.682	$14.807	$12.396	$—
Number of Accumulation Units outstanding at end of period (in thousands)	396	442	522	542	564	514	620	577	284	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.168	$16.245	$16.621	$16.696	$13.351	$11.589	$14.704	$12.321	$7.836	$17.297
Accumulation Unit Value at end of period	$19.843	$16.168	$16.245	$16.621	$16.696	$13.351	$11.589	$14.704	$12.321	$7.836
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	7	12	17	24	28	34	31	31
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.756	$21.870	$22.387	$22.499	$18.001	$15.633	$19.845	$16.638	$9.852	$—
Accumulation Unit Value at end of period	$26.687	$21.756	$21.870	$22.387	$22.499	$18.001	$15.633	$19.845	$16.638	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	6	8	8	10	7	9	10	2	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.668	$21.793	$22.319	$22.442	$17.964	$15.609	$19.824	$16.629	$9.851	$—
Accumulation Unit Value at end of period	$26.566	$21.668	$21.793	$22.319	$22.442	$17.964	$15.609	$19.824	$16.629	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	6	24	5	27	3	3	2	2	—

16

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.407	$21.562	$22.116	$22.271	$17.854	$15.537	$19.762	$16.601	$9.847	$—
Accumulation Unit Value at end of period	$26.206	$21.407	$21.562	$22.116	$22.271	$17.854	$15.537	$19.762	$16.601	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	1	1	—	1	3	3	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
American Funds Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.187	$15.038	$14.314	$13.418	$10.490	$9.051	$9.617	$8.242	$6.013	$10.917
Accumulation Unit Value at end of period	$20.417	$16.187	$15.038	$14.314	$13.418	$10.490	$9.051	$9.617	$8.242	$6.013
Number of Accumulation Units outstanding at end of period (in thousands)	9,195	10,718	12,771	15,548	19,797	32,370	40,931	50,522	58,786	65,234
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.797	$14.698	$14.011	$13.154	$10.299	$8.899	$9.470	$8.129	$5.939	$10.799
Accumulation Unit Value at end of period	$19.895	$15.797	$14.698	$14.011	$13.154	$10.299	$8.899	$9.470	$8.129	$5.939
Number of Accumulation Units outstanding at end of period (in thousands)	3,388	4,292	5,377	7,055	10,032	14,683	19,488	24,949	29,921	33,047
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$15.680	$14.596	$13.921	$13.075	$10.243	$8.855	$9.428	$8.096	$5.919	$10.767
Accumulation Unit Value at end of period	$19.737	$15.680	$14.596	$13.921	$13.075	$10.243	$8.855	$9.428	$8.096	$5.919
Number of Accumulation Units outstanding at end of period (in thousands)	1,515	1,894	2,321	2,902	3,765	5,407	6,895	8,894	10,940	11,866
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.302	$14.265	$13.626	$12.818	$10.056	$8.707	$9.284	$7.985	$5.846	$10.651
Accumulation Unit Value at end of period	$19.233	$15.302	$14.265	$13.626	$12.818	$10.056	$8.707	$9.284	$7.985	$5.846
Number of Accumulation Units outstanding at end of period (in thousands)	2,562	3,135	3,831	4,583	6,060	8,123	10,441	14,197	18,890	23,237
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.302	$14.265	$13.626	$12.818	$10.056	$8.707	$9.284	$7.985	$5.846	$10.651
Accumulation Unit Value at end of period	$19.233	$15.302	$14.265	$13.626	$12.818	$10.056	$8.707	$9.284	$7.985	$5.846
Number of Accumulation Units outstanding at end of period (in thousands)	2,562	3,135	3,831	4,583	6,060	8,123	10,441	14,197	18,890	23,237
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.405	$19.985	$19.118	$18.011	$14.152	$12.271	$13.104	$11.287	$8.276	$15.101
Accumulation Unit Value at end of period	$26.864	$21.405	$19.985	$19.118	$18.011	$14.152	$12.271	$13.104	$11.287	$8.276
Number of Accumulation Units outstanding at end of period (in thousands)	3,675	4,652	6,057	7,786	10,691	15,439	20,322	27,204	34,835	39,650
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.405	$19.985	$19.118	$18.011	$14.152	$12.271	$13.104	$11.287	$8.276	$15.101
Accumulation Unit Value at end of period	$26.864	$21.405	$19.985	$19.118	$18.011	$14.152	$12.271	$13.104	$11.287	$8.276
Number of Accumulation Units outstanding at end of period (in thousands)	3,675	4,652	6,057	7,786	10,691	15,439	20,322	27,204	34,835	39,650
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.867	$13.888	$13.292	$12.529	$9.849	$8.544	$9.129	$7.867	$5.771	$10.536
Accumulation Unit Value at end of period	$18.649	$14.867	$13.888	$13.292	$12.529	$9.849	$8.544	$9.129	$7.867	$5.771
Number of Accumulation Units outstanding at end of period (in thousands)	251	373	430	502	669	945	1,176	1,510	1,820	2,009

17

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.947	$19.587	$18.765	$17.705	$13.932	$12.099	$12.940	$11.162	$8.197	$14.979
Accumulation Unit Value at end of period	$26.249	$20.947	$19.587	$18.765	$17.705	$13.932	$12.099	$12.940	$11.162	$8.197
Number of Accumulation Units outstanding at end of period (in thousands)	398	453	538	596	727	1,057	1,365	1,656	2,071	2,298
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.549	$13.611	$13.047	$12.316	$9.696	$8.424	$9.015	$7.780	$5.716	$10.450
Accumulation Unit Value at end of period	$18.223	$14.549	$13.611	$13.047	$12.316	$9.696	$8.424	$9.015	$7.780	$5.716
Number of Accumulation Units outstanding at end of period (in thousands)	2,462	2,721	3,056	3,480	3,531	3,262	3,975	3,340	1,944	912
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.549	$13.611	$13.047	$12.316	$9.696	$8.424	$9.015	$7.780	$5.716	$10.450
Accumulation Unit Value at end of period	$18.223	$14.549	$13.611	$13.047	$12.316	$9.696	$8.424	$9.015	$7.780	$5.716
Number of Accumulation Units outstanding at end of period (in thousands)	2,462	2,721	3,056	3,480	3,531	3,262	3,975	3,340	1,944	912
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.509	$13.580	$13.024	$12.301	$9.689	$8.422	$9.017	$7.786	$5.723	$—
Accumulation Unit Value at end of period	$18.164	$14.509	$13.580	$13.024	$12.301	$9.689	$8.422	$9.017	$7.786	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6,111	6,596	7,296	7,815	7,685	6,410	6,019	4,841	2,715	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.322	$13.418	$12.882	$12.178	$9.602	$8.355	$8.954	$7.739	$5.695	$10.427
Accumulation Unit Value at end of period	$17.911	$14.322	$13.418	$12.882	$12.178	$9.602	$8.355	$8.954	$7.739	$5.695
Number of Accumulation Units outstanding at end of period (in thousands)	107	127	162	192	247	220	282	344	367	335
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.863	$24.244	$23.285	$22.025	$17.374	$15.126	$16.218	$14.025	$9.448	$—
Accumulation Unit Value at end of period	$32.329	$25.863	$24.244	$23.285	$22.025	$17.374	$15.126	$16.218	$14.025	$—
Number of Accumulation Units outstanding at end of period (in thousands)	142	141	149	158	142	134	131	97	39	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.758	$24.158	$23.214	$21.969	$17.339	$15.102	$16.201	$14.017	$9.447	$—
Accumulation Unit Value at end of period	$32.182	$25.758	$24.158	$23.214	$21.969	$17.339	$15.102	$16.201	$14.017	$—
Number of Accumulation Units outstanding at end of period (in thousands)	63	65	91	86	80	34	43	21	9	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.447	$23.902	$23.003	$21.801	$17.233	$15.032	$16.150	$13.994	$9.444	$—
Accumulation Unit Value at end of period	$31.746	$25.447	$23.902	$23.003	$21.801	$17.233	$15.032	$16.150	$13.994	$—
Number of Accumulation Units outstanding at end of period (in thousands)	25	28	27	26	20	17	13	15	9	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
American Funds Growth-Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.621	$19.720	$19.771	$18.177	$13.849	$11.990	$12.423	$11.340	$8.789	$14.384
Accumulation Unit Value at end of period	$26.015	$21.621	$19.720	$19.771	$18.177	$13.849	$11.990	$12.423	$11.340	$8.789
Number of Accumulation Units outstanding at end of period (in thousands)	6,700	7,621	9,031	10,884	14,058	22,603	28,337	34,132	39,363	44,187

18

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$21.101	$19.274	$19.353	$17.819	$13.597	$11.789	$12.233	$11.184	$8.681	$14.228
Accumulation Unit Value at end of period	$25.350	$21.101	$19.274	$19.353	$17.819	$13.597	$11.789	$12.233	$11.184	$8.681
Number of Accumulation Units outstanding at end of period (in thousands)	2,371	2,955	3,781	5,018	7,080	10,530	13,974	17,957	21,342	23,847
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$20.944	$19.140	$19.228	$17.713	$13.522	$11.731	$12.179	$11.139	$8.651	$14.186
Accumulation Unit Value at end of period	$25.149	$20.944	$19.140	$19.228	$17.713	$13.522	$11.731	$12.179	$11.139	$8.651
Number of Accumulation Units outstanding at end of period (in thousands)	1,174	1,456	1,756	2,194	2,919	3,994	5,123	6,496	7,901	8,812
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.439	$18.707	$18.821	$17.364	$13.276	$11.535	$11.993	$10.986	$8.544	$14.033
Accumulation Unit Value at end of period	$24.507	$20.439	$18.707	$18.821	$17.364	$13.276	$11.535	$11.993	$10.986	$8.544
Number of Accumulation Units outstanding at end of period (in thousands)	1,696	2,008	2,416	3,050	3,985	5,443	6,928	9,265	12,061	14,982
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$20.439	$18.707	$18.821	$17.364	$13.276	$11.535	$11.993	$10.986	$8.544	$14.033
Accumulation Unit Value at end of period	$24.507	$20.439	$18.707	$18.821	$17.364	$13.276	$11.535	$11.993	$10.986	$8.544
Number of Accumulation Units outstanding at end of period (in thousands)	1,696	2,008	2,416	3,050	3,985	5,443	6,928	9,265	12,061	14,982
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.673	$18.033	$18.170	$16.788	$12.855	$11.185	$11.648	$10.685	$8.323	$13.690
Accumulation Unit Value at end of period	$23.552	$19.673	$18.033	$18.170	$16.788	$12.855	$11.185	$11.648	$10.685	$8.323
Number of Accumulation Units outstanding at end of period (in thousands)	3,836	4,864	6,288	7,994	10,975	15,619	20,022	26,403	33,342	38,315
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.673	$18.033	$18.170	$16.788	$12.855	$11.185	$11.648	$10.685	$8.323	$13.690
Accumulation Unit Value at end of period	$23.552	$19.673	$18.033	$18.170	$16.788	$12.855	$11.185	$11.648	$10.685	$8.323
Number of Accumulation Units outstanding at end of period (in thousands)	3,836	4,864	6,288	7,994	10,975	15,619	20,022	26,403	33,342	38,315
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.858	$18.212	$18.359	$16.972	$13.002	$11.319	$11.793	$10.824	$8.435	$13.881
Accumulation Unit Value at end of period	$23.763	$19.858	$18.212	$18.359	$16.972	$13.002	$11.319	$11.793	$10.824	$8.435
Number of Accumulation Units outstanding at end of period (in thousands)	193	268	303	355	482	660	808	1,055	1,273	1,404
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.252	$17.673	$17.834	$16.503	$12.656	$11.028	$11.501	$10.567	$8.243	$13.579
Accumulation Unit Value at end of period	$23.014	$19.252	$17.673	$17.834	$16.503	$12.656	$11.028	$11.501	$10.567	$8.243
Number of Accumulation Units outstanding at end of period (in thousands)	344	430	484	547	717	1,042	1,281	1,586	1,953	2,215
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.433	$17.849	$18.020	$16.684	$12.801	$11.160	$11.645	$10.704	$8.354	$13.769
Accumulation Unit Value at end of period	$23.219	$19.433	$17.849	$18.020	$16.684	$12.801	$11.160	$11.645	$10.704	$8.354
Number of Accumulation Units outstanding at end of period (in thousands)	1,858	2,037	2,272	2,566	2,640	2,451	2,803	2,344	1,280	704
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.433	$17.849	$18.020	$16.684	$12.801	$11.160	$11.645	$10.704	$8.354	$13.769
Accumulation Unit Value at end of period	$23.219	$19.433	$17.849	$18.020	$16.684	$12.801	$11.160	$11.645	$10.704	$8.354
Number of Accumulation Units outstanding at end of period (in thousands)	1,858	2,037	2,272	2,566	2,640	2,451	2,803	2,344	1,280	704

19

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.589	$18.001	$18.183	$16.842	$12.929	$11.278	$11.773	$10.828	$8.455	$—
Accumulation Unit Value at end of period	$23.393	$19.589	$18.001	$18.183	$16.842	$12.929	$11.278	$11.773	$10.828	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3,675	4,053	4,399	4,854	4,794	4,042	3,760	3,002	1,809	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.335	$17.786	$17.984	$16.675	$12.813	$11.188	$11.691	$10.763	$8.413	$13.886
Accumulation Unit Value at end of period	$23.068	$19.335	$17.786	$17.984	$16.675	$12.813	$11.188	$11.691	$10.763	$8.413
Number of Accumulation Units outstanding at end of period (in thousands)	102	127	173	195	240	203	240	286	295	268
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.508	$21.634	$21.886	$20.303	$15.609	$13.636	$14.256	$13.131	$9.283	$—
Accumulation Unit Value at end of period	$28.031	$23.508	$21.634	$21.886	$20.303	$15.609	$13.636	$14.256	$13.131	$—
Number of Accumulation Units outstanding at end of period (in thousands)	107	105	105	122	116	113	120	87	39	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.413	$21.558	$21.819	$20.251	$15.577	$13.615	$14.241	$13.124	$9.282	$—
Accumulation Unit Value at end of period	$27.904	$23.413	$21.558	$21.819	$20.251	$15.577	$13.615	$14.241	$13.124	$—
Number of Accumulation Units outstanding at end of period (in thousands)	58	56	84	95	73	33	45	18	4	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.130	$21.329	$21.621	$20.097	$15.481	$13.552	$14.197	$13.102	$9.278	$—
Accumulation Unit Value at end of period	$27.526	$23.130	$21.329	$21.621	$20.097	$15.481	$13.552	$14.197	$13.102	$—
Number of Accumulation Units outstanding at end of period (in thousands)	58	60	55	54	32	23	24	22	13	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
American Funds International Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.162	$12.931	$13.776	$14.394	$12.037	$10.384	$12.276	$11.644	$8.278	$14.549
Accumulation Unit Value at end of period	$17.100	$13.162	$12.931	$13.776	$14.394	$12.037	$10.384	$12.276	$11.644	$8.278
Number of Accumulation Units outstanding at end of period (in thousands)	2,975	3,568	4,132	4,731	5,694	7,611	9,449	11,301	13,177	15,067
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$12.845	$12.639	$13.485	$14.111	$11.818	$10.210	$12.089	$11.484	$8.177	$14.392
Accumulation Unit Value at end of period	$16.663	$12.845	$12.639	$13.485	$14.111	$11.818	$10.210	$12.089	$11.484	$8.177
Number of Accumulation Units outstanding at end of period (in thousands)	850	1,076	1,339	1,752	2,366	3,460	4,532	5,696	6,725	7,606
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$12.749	$12.551	$13.398	$14.027	$11.753	$10.159	$12.035	$11.438	$8.148	$14.349
Accumulation Unit Value at end of period	$16.531	$12.749	$12.551	$13.398	$14.027	$11.753	$10.159	$12.035	$11.438	$8.148
Number of Accumulation Units outstanding at end of period (in thousands)	427	519	643	805	926	1,410	1,744	2,242	2,641	3,078
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.442	$12.267	$13.115	$13.751	$11.539	$9.989	$11.852	$11.281	$8.048	$14.194
Accumulation Unit Value at end of period	$16.109	$12.442	$12.267	$13.115	$13.751	$11.539	$9.989	$11.852	$11.281	$8.048
Number of Accumulation Units outstanding at end of period (in thousands)	451	536	666	779	1,020	1,353	1,737	2,375	3,235	4,033

20

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$12.442	$12.267	$13.115	$13.751	$11.539	$9.989	$11.852	$11.281	$8.048	$14.194
Accumulation Unit Value at end of period	$16.109	$12.442	$12.267	$13.115	$13.751	$11.539	$9.989	$11.852	$11.281	$8.048
Number of Accumulation Units outstanding at end of period (in thousands)	451	536	666	779	1,020	1,353	1,737	2,375	3,235	4,033
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.876	$15.676	$16.784	$17.625	$14.813	$12.842	$15.259	$14.546	$10.393	$18.358
Accumulation Unit Value at end of period	$20.524	$15.876	$15.676	$16.784	$17.625	$14.813	$12.842	$15.259	$14.546	$10.393
Number of Accumulation Units outstanding at end of period (in thousands)	1,013	1,284	1,614	2,063	2,706	3,837	4,966	6,644	8,331	9,879
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.876	$15.676	$16.784	$17.625	$14.813	$12.842	$15.259	$14.546	$10.393	$18.358
Accumulation Unit Value at end of period	$20.524	$15.876	$15.676	$16.784	$17.625	$14.813	$12.842	$15.259	$14.546	$10.393
Number of Accumulation Units outstanding at end of period (in thousands)	1,013	1,284	1,614	2,063	2,706	3,837	4,966	6,644	8,331	9,879
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.089	$11.942	$12.793	$13.441	$11.301	$9.803	$11.654	$11.115	$7.945	$14.041
Accumulation Unit Value at end of period	$15.620	$12.089	$11.942	$12.793	$13.441	$11.301	$9.803	$11.654	$11.115	$7.945
Number of Accumulation Units outstanding at end of period (in thousands)	55	73	89	97	118	147	192	248	307	339
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.537	$15.363	$16.474	$17.326	$14.583	$12.662	$15.068	$14.385	$10.293	$18.209
Accumulation Unit Value at end of period	$20.054	$15.537	$15.363	$16.474	$17.326	$14.583	$12.662	$15.068	$14.385	$10.293
Number of Accumulation Units outstanding at end of period (in thousands)	90	102	112	128	149	205	227	297	369	416
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.830	$11.704	$12.557	$13.212	$11.126	$9.665	$11.508	$10.992	$7.869	$13.928
Accumulation Unit Value at end of period	$15.262	$11.830	$11.704	$12.557	$13.212	$11.126	$9.665	$11.508	$10.992	$7.869
Number of Accumulation Units outstanding at end of period (in thousands)	613	670	719	757	766	847	1,041	856	527	308
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.830	$11.704	$12.557	$13.212	$11.126	$9.665	$11.508	$10.992	$7.869	$13.928
Accumulation Unit Value at end of period	$15.262	$11.830	$11.704	$12.557	$13.212	$11.126	$9.665	$11.508	$10.992	$7.869
Number of Accumulation Units outstanding at end of period (in thousands)	613	670	719	757	766	847	1,041	856	527	308
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.745	$10.636	$11.416	$12.018	$10.126	$8.801	$10.483	$10.018	$7.176	$—
Accumulation Unit Value at end of period	$13.856	$10.745	$10.636	$11.416	$12.018	$10.126	$8.801	$10.483	$10.018	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,665	1,753	1,893	2,003	2,086	1,769	1,712	1,414	770	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.606	$10.509	$11.291	$11.899	$10.035	$8.731	$10.410	$9.959	$7.140	$12.656
Accumulation Unit Value at end of period	$13.663	$10.606	$10.509	$11.291	$11.899	$10.035	$8.731	$10.410	$9.959	$7.140
Number of Accumulation Units outstanding at end of period (in thousands)	22	34	37	48	50	53	63	91	99	84
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.918	$15.780	$16.964	$17.885	$15.091	$13.136	$15.671	$14.999	$9.376	$—
Accumulation Unit Value at end of period	$20.496	$15.918	$15.780	$16.964	$17.885	$15.091	$13.136	$15.671	$14.999	$—
Number of Accumulation Units outstanding at end of period (in thousands)	23	22	23	30	33	34	33	23	13	—

21

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.854	$15.724	$16.912	$17.840	$15.060	$13.116	$15.655	$14.990	$9.375	$—
Accumulation Unit Value at end of period	$20.403	$15.854	$15.724	$16.912	$17.840	$15.060	$13.116	$15.655	$14.990	$—
Number of Accumulation Units outstanding at end of period (in thousands)	20	21	20	17	18	9	10	7	7	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.662	$15.558	$16.758	$17.704	$14.968	$13.055	$15.606	$14.966	$9.372	$—
Accumulation Unit Value at end of period	$20.126	$15.662	$15.558	$16.758	$17.704	$14.968	$13.055	$15.606	$14.966	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	7	9	11	11	8	11	11	2	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
American Funds New World Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.609	$23.780	$24.973	$27.572	$25.180	$21.737	$25.694	$22.171	$15.069	$26.599
Accumulation Unit Value at end of period	$31.318	$24.609	$23.780	$24.973	$27.572	$25.180	$21.737	$25.694	$22.171	$15.069
Number of Accumulation Units outstanding at end of period (in thousands)	572	641	765	910	1,040	2,225	2,847	3,465	3,605	3,715
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$24.016	$23.243	$24.445	$27.029	$24.721	$21.374	$25.302	$21.866	$14.884	$26.312
Accumulation Unit Value at end of period	$30.518	$24.016	$23.243	$24.445	$27.029	$24.721	$21.374	$25.302	$21.866	$14.884
Number of Accumulation Units outstanding at end of period (in thousands)	175	218	277	375	529	758	981	1,263	1,379	1,330
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$23.837	$23.081	$24.288	$26.868	$24.586	$21.268	$25.189	$21.779	$14.832	$26.234
Accumulation Unit Value at end of period	$30.276	$23.837	$23.081	$24.288	$26.868	$24.586	$21.268	$25.189	$21.779	$14.832
Number of Accumulation Units outstanding at end of period (in thousands)	96	125	152	200	246	376	463	589	659	680
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.263	$22.559	$23.774	$26.340	$24.139	$20.912	$24.805	$21.479	$14.650	$25.950
Accumulation Unit Value at end of period	$29.503	$23.263	$22.559	$23.774	$26.340	$24.139	$20.912	$24.805	$21.479	$14.650
Number of Accumulation Units outstanding at end of period (in thousands)	95	121	131	168	205	265	348	555	634	732
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$23.263	$22.559	$23.774	$26.340	$24.139	$20.912	$24.805	$21.479	$14.650	$25.950
Accumulation Unit Value at end of period	$29.503	$23.263	$22.559	$23.774	$26.340	$24.139	$20.912	$24.805	$21.479	$14.650
Number of Accumulation Units outstanding at end of period (in thousands)	95	121	131	168	205	265	348	555	634	732
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.013	$23.321	$24.614	$27.312	$25.067	$21.748	$25.836	$22.406	$15.305	$27.151
Accumulation Unit Value at end of period	$30.408	$24.013	$23.321	$24.614	$27.312	$25.067	$21.748	$25.836	$22.406	$15.305
Number of Accumulation Units outstanding at end of period (in thousands)	284	353	444	603	839	1,270	1,676	2,484	2,928	2,868
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$24.013	$23.321	$24.614	$27.312	$25.067	$21.748	$25.836	$22.406	$15.305	$27.151
Accumulation Unit Value at end of period	$30.408	$24.013	$23.321	$24.614	$27.312	$25.067	$21.748	$25.836	$22.406	$15.305
Number of Accumulation Units outstanding at end of period (in thousands)	284	353	444	603	839	1,270	1,676	2,484	2,928	2,868

22

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.602	$21.962	$23.191	$25.745	$23.641	$20.522	$24.391	$21.163	$14.463	$25.671
Accumulation Unit Value at end of period	$28.607	$22.602	$21.962	$23.191	$25.745	$23.641	$20.522	$24.391	$21.163	$14.463
Number of Accumulation Units outstanding at end of period (in thousands)	12	13	17	21	26	42	57	93	95	81
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.500	$22.857	$24.160	$26.848	$24.678	$21.443	$25.512	$22.158	$15.158	$26.931
Accumulation Unit Value at end of period	$29.713	$23.500	$22.857	$24.160	$26.848	$24.678	$21.443	$25.512	$22.158	$15.158
Number of Accumulation Units outstanding at end of period (in thousands)	46	49	52	59	89	111	126	171	183	198
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.119	$21.524	$22.763	$25.308	$23.275	$20.234	$24.085	$20.929	$14.324	$25.463
Accumulation Unit Value at end of period	$27.953	$22.119	$21.524	$22.763	$25.308	$23.275	$20.234	$24.085	$20.929	$14.324
Number of Accumulation Units outstanding at end of period (in thousands)	177	189	204	224	249	230	296	285	137	51
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.119	$21.524	$22.763	$25.308	$23.275	$20.234	$24.085	$20.929	$14.324	$25.463
Accumulation Unit Value at end of period	$27.953	$22.119	$21.524	$22.763	$25.308	$23.275	$20.234	$24.085	$20.929	$14.324
Number of Accumulation Units outstanding at end of period (in thousands)	177	189	204	224	249	230	296	285	137	51
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.975	$21.395	$22.638	$25.182	$23.170	$20.153	$24.001	$20.866	$14.289	$—
Accumulation Unit Value at end of period	$27.758	$21.975	$21.395	$22.638	$25.182	$23.170	$20.153	$24.001	$20.866	$—
Number of Accumulation Units outstanding at end of period (in thousands)	372	353	402	435	471	446	486	454	255	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.691	$21.140	$22.390	$24.931	$22.962	$19.992	$23.833	$20.741	$14.217	$25.311
Accumulation Unit Value at end of period	$27.372	$21.691	$21.140	$22.390	$24.931	$22.962	$19.992	$23.833	$20.741	$14.217
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	7	10	11	12	12	13	6	4
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.933	$15.536	$16.463	$18.340	$16.900	$14.722	$17.559	$15.288	$10.485	$—
Accumulation Unit Value at end of period	$20.095	$15.933	$15.536	$16.463	$18.340	$16.900	$14.722	$17.559	$15.288	$—
Number of Accumulation Units outstanding at end of period (in thousands)	14	11	14	17	24	22	21	9	1	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.869	$15.481	$16.413	$18.294	$16.866	$14.699	$17.541	$15.280	$10.484	$—
Accumulation Unit Value at end of period	$20.004	$15.869	$15.481	$16.413	$18.294	$16.866	$14.699	$17.541	$15.280	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	11	14	13	7	11	5	3	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.677	$15.317	$16.263	$18.154	$16.763	$14.631	$17.486	$15.255	$10.483	$—
Accumulation Unit Value at end of period	$19.733	$15.677	$15.317	$16.263	$18.154	$16.763	$14.631	$17.486	$15.255	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	—	—	—	—	—	—

23

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Fidelity VIP Dynamic Capital Appreciation Portfolio (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.431	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	—	—	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.132	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$33.207	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.740	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.740	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.451	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.451	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$31.731	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$31.731	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.978	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

24

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.022	$16.781	$16.355	$15.678	$11.599	$10.798	$11.537	$10.099	$7.725	$12.148
Accumulation Unit Value at end of period	$19.995	$16.022	$16.781	$16.355	$15.678	$11.599	$10.798	$11.537	$10.099	$7.725
Number of Accumulation Units outstanding at end of period (in thousands)	192	231	277	334	409	947	1,285	1,384	1,458	1,393
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.740	$16.511	$16.115	$15.472	$11.464	$10.688	$11.437	$10.026	$7.681	$12.096
Accumulation Unit Value at end of period	$19.614	$15.740	$16.511	$16.115	$15.472	$11.464	$10.688	$11.437	$10.026	$7.681
Number of Accumulation Units outstanding at end of period (in thousands)	52	71	93	195	167	283	374	463	487	450
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$15.647	$16.421	$16.036	$15.403	$11.419	$10.651	$11.403	$10.002	$7.666	$12.079
Accumulation Unit Value at end of period	$19.489	$15.647	$16.421	$16.036	$15.403	$11.419	$10.651	$11.403	$10.002	$7.666
Number of Accumulation Units outstanding at end of period (in thousands)	39	48	51	60	75	94	100	94	118	96
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.372	$16.157	$15.801	$15.201	$11.285	$10.542	$11.304	$9.930	$7.622	$12.028
Accumulation Unit Value at end of period	$19.117	$15.372	$16.157	$15.801	$15.201	$11.285	$10.542	$11.304	$9.930	$7.622
Number of Accumulation Units outstanding at end of period (in thousands)	17	29	39	43	84	105	147	147	144	156
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.372	$16.157	$15.801	$15.201	$11.285	$10.542	$11.304	$9.930	$7.622	$12.028
Accumulation Unit Value at end of period	$19.117	$15.372	$16.157	$15.801	$15.201	$11.285	$10.542	$11.304	$9.930	$7.622
Number of Accumulation Units outstanding at end of period (in thousands)	17	29	39	43	84	105	147	147	144	156
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.101	$15.896	$15.570	$15.000	$11.153	$10.435	$11.205	$9.858	$7.579	$11.977
Accumulation Unit Value at end of period	$18.752	$15.101	$15.896	$15.570	$15.000	$11.153	$10.435	$11.205	$9.858	$7.579
Number of Accumulation Units outstanding at end of period (in thousands)	130	158	210	276	415	559	774	886	1,092	1,118
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.101	$15.896	$15.570	$15.000	$11.153	$10.435	$11.205	$9.858	$7.579	$11.977
Accumulation Unit Value at end of period	$18.752	$15.101	$15.896	$15.570	$15.000	$11.153	$10.435	$11.205	$9.858	$7.579
Number of Accumulation Units outstanding at end of period (in thousands)	130	158	210	276	415	559	774	886	1,092	1,118
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.012	$15.810	$15.494	$14.934	$11.110	$10.399	$11.173	$9.834	$7.564	$11.960
Accumulation Unit Value at end of period	$18.632	$15.012	$15.810	$15.494	$14.934	$11.110	$10.399	$11.173	$9.834	$7.564
Number of Accumulation Units outstanding at end of period (in thousands)	13	13	22	20	21	54	59	56	55	50
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.835	$15.640	$15.342	$14.803	$11.023	$10.328	$11.108	$9.787	$7.535	$11.926
Accumulation Unit Value at end of period	$18.395	$14.835	$15.640	$15.342	$14.803	$11.023	$10.328	$11.108	$9.787	$7.535
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	6	9	32	30	28	21	21	25
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.748	$15.555	$15.267	$14.738	$10.980	$10.293	$11.075	$9.763	$7.521	$11.909
Accumulation Unit Value at end of period	$18.277	$14.748	$15.555	$15.267	$14.738	$10.980	$10.293	$11.075	$9.763	$7.521
Number of Accumulation Units outstanding at end of period (in thousands)	26	26	38	40	62	57	32	28	12	6

25

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.748	$15.555	$15.267	$14.738	$10.980	$10.293	$11.075	$9.763	$7.521	$11.909
Accumulation Unit Value at end of period	$18.277	$14.748	$15.555	$15.267	$14.738	$10.980	$10.293	$11.075	$9.763	$7.521
Number of Accumulation Units outstanding at end of period (in thousands)	26	26	38	40	62	57	32	28	12	6
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.661	$15.471	$15.192	$14.673	$10.937	$10.258	$11.043	$9.739	$7.506	$—
Accumulation Unit Value at end of period	$18.160	$14.661	$15.471	$15.192	$14.673	$10.937	$10.258	$11.043	$9.739	$—
Number of Accumulation Units outstanding at end of period (in thousands)	90	101	142	157	136	113	80	26	11	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.488	$15.304	$15.043	$14.544	$10.852	$10.188	$10.979	$9.692	$7.477	$11.859
Accumulation Unit Value at end of period	$17.929	$14.488	$15.304	$15.043	$14.544	$10.852	$10.188	$10.979	$9.692	$7.477
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	2	2	—	—	2	2	1
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.368	$20.469	$20.130	$19.471	$14.536	$13.654	$14.721	$13.002	$10.036	$—
Accumulation Unit Value at end of period	$23.955	$19.368	$20.469	$20.130	$19.471	$14.536	$13.654	$14.721	$13.002	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	—	3	2	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.290	$20.397	$20.069	$19.422	$14.506	$13.632	$14.705	$12.995	$10.036	$—
Accumulation Unit Value at end of period	$23.846	$19.290	$20.397	$20.069	$19.422	$14.506	$13.632	$14.705	$12.995	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	1	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.057	$20.181	$19.886	$19.274	$14.417	$13.569	$14.659	$12.974	$10.034	$—
Accumulation Unit Value at end of period	$23.523	$19.057	$20.181	$19.886	$19.274	$14.417	$13.569	$14.659	$12.974	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Franklin Global Real Estate VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.215	$20.451	$20.683	$18.292	$18.184	$14.516	$15.650	$13.159	$11.240	$19.847
Accumulation Unit Value at end of period	$21.956	$20.215	$20.451	$20.683	$18.292	$18.184	$14.516	$15.650	$13.159	$11.240
Number of Accumulation Units outstanding at end of period (in thousands)	26	29	32	37	40	50	51	57	74	98
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$19.728	$19.988	$20.246	$17.932	$17.853	$14.274	$15.412	$12.978	$11.102	$19.632
Accumulation Unit Value at end of period	$21.395	$19.728	$19.988	$20.246	$17.932	$17.853	$14.274	$15.412	$12.978	$11.102
Number of Accumulation Units outstanding at end of period (in thousands)	12	15	16	21	25	42	45	53	72	76
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$19.581	$19.849	$20.115	$17.825	$17.756	$14.203	$15.343	$12.926	$11.063	$19.574
Accumulation Unit Value at end of period	$21.225	$19.581	$19.849	$20.115	$17.825	$17.756	$14.203	$15.343	$12.926	$11.063
Number of Accumulation Units outstanding at end of period (in thousands)	9	19	19	19	20	21	22	23	28	42

26

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.110	$19.401	$19.690	$17.475	$17.432	$13.965	$15.109	$12.748	$10.927	$19.362
Accumulation Unit Value at end of period	$20.683	$19.110	$19.401	$19.690	$17.475	$17.432	$13.965	$15.109	$12.748	$10.927
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	6	11	7	9	13	10	15
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$19.110	$19.401	$19.690	$17.475	$17.432	$13.965	$15.109	$12.748	$10.927	$19.362
Accumulation Unit Value at end of period	$20.683	$19.110	$19.401	$19.690	$17.475	$17.432	$13.965	$15.109	$12.748	$10.927
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	6	11	7	9	13	10	15
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.387	$20.728	$21.068	$18.726	$18.709	$15.010	$16.264	$13.743	$11.798	$20.937
Accumulation Unit Value at end of period	$22.032	$20.387	$20.728	$21.068	$18.726	$18.709	$15.010	$16.264	$13.743	$11.798
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	4	4	4	3	3	4
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.387	$20.728	$21.068	$18.726	$18.709	$15.010	$16.264	$13.743	$11.798	$20.937
Accumulation Unit Value at end of period	$22.032	$20.387	$20.728	$21.068	$18.726	$18.709	$15.010	$16.264	$13.743	$11.798
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	4	4	4	3	3	4
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.567	$18.887	$19.207	$17.080	$17.073	$13.704	$14.856	$12.560	$10.788	$19.154
Accumulation Unit Value at end of period	$20.055	$18.567	$18.887	$19.207	$17.080	$17.073	$13.704	$14.856	$12.560	$10.788
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	1	2	3	3	2
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.950	$20.314	$20.679	$18.408	$18.418	$14.799	$16.060	$13.591	$11.685	$20.767
Accumulation Unit Value at end of period	$21.528	$19.950	$20.314	$20.679	$18.408	$18.418	$14.799	$16.060	$13.591	$11.685
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	5	6	7	5	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.169	$18.510	$18.852	$16.790	$16.808	$13.512	$14.670	$12.421	$10.684	$18.999
Accumulation Unit Value at end of period	$19.597	$18.169	$18.510	$18.852	$16.790	$16.808	$13.512	$14.670	$12.421	$10.684
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	1	2	3	4	5
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.169	$18.510	$18.852	$16.790	$16.808	$13.512	$14.670	$12.421	$10.684	$18.999
Accumulation Unit Value at end of period	$19.597	$18.169	$18.510	$18.852	$16.790	$16.808	$13.512	$14.670	$12.421	$10.684
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	1	2	3	4	5
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.804	$18.147	$18.492	$16.477	$16.503	$13.273	$14.418	$12.214	$10.511	$—
Accumulation Unit Value at end of period	$19.193	$17.804	$18.147	$18.492	$16.477	$16.503	$13.273	$14.418	$12.214	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.818	$18.180	$18.543	$16.540	$16.582	$13.351	$14.517	$12.310	$10.604	$18.885
Accumulation Unit Value at end of period	$19.189	$17.818	$18.180	$18.543	$16.540	$16.582	$13.351	$14.517	$12.310	$10.604
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	4	5	4	4	13	13	13

27

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.589	$17.955	$18.323	$16.351	$16.402	$13.212	$14.373	$12.194	$10.510	$—
Accumulation Unit Value at end of period	$18.933	$17.589	$17.955	$18.323	$16.351	$16.402	$13.212	$14.373	$12.194	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.518	$17.891	$18.268	$16.310	$16.368	$13.192	$14.358	$12.187	$10.509	$—
Accumulation Unit Value at end of period	$18.847	$17.518	$17.891	$18.268	$16.310	$16.368	$13.192	$14.358	$12.187	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.307	$17.702	$18.101	$16.186	$16.268	$13.130	$14.313	$12.167	$10.508	$—
Accumulation Unit Value at end of period	$18.592	$17.307	$17.702	$18.101	$16.186	$16.268	$13.130	$14.313	$12.167	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	1	1	1	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.284	$18.987	$20.778	$20.202	$18.034	$16.283	$16.176	$14.603	$10.954	$15.839
Accumulation Unit Value at end of period	$22.950	$21.284	$18.987	$20.778	$20.202	$18.034	$16.283	$16.176	$14.603	$10.954
Number of Accumulation Units outstanding at end of period (in thousands)	3,599	4,130	5,178	6,576	8,366	18,783	23,140	27,757	31,451	34,640
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$20.821	$18.601	$20.387	$19.851	$17.747	$16.048	$15.967	$14.436	$10.845	$15.705
Accumulation Unit Value at end of period	$22.417	$20.821	$18.601	$20.387	$19.851	$17.747	$16.048	$15.967	$14.436	$10.845
Number of Accumulation Units outstanding at end of period (in thousands)	1,440	2,165	2,330	3,239	4,576	6,674	8,744	10,668	12,319	13,634
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$20.669	$18.474	$20.258	$19.736	$17.653	$15.971	$15.898	$14.381	$10.809	$15.661
Accumulation Unit Value at end of period	$22.242	$20.669	$18.474	$20.258	$19.736	$17.653	$15.971	$15.898	$14.381	$10.809
Number of Accumulation Units outstanding at end of period (in thousands)	605	768	947	1,155	1,424	1,948	2,524	3,292	3,947	4,434
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.219	$18.100	$19.877	$19.393	$17.373	$15.741	$15.693	$14.216	$10.701	$15.528
Accumulation Unit Value at end of period	$21.725	$20.219	$18.100	$19.877	$19.393	$17.373	$15.741	$15.693	$14.216	$10.701
Number of Accumulation Units outstanding at end of period (in thousands)	889	1,049	1,294	1,620	2,093	2,696	3,390	4,367	5,522	6,839
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$20.219	$18.100	$19.877	$19.393	$17.373	$15.741	$15.693	$14.216	$10.701	$15.528
Accumulation Unit Value at end of period	$21.725	$20.219	$18.100	$19.877	$19.393	$17.373	$15.741	$15.693	$14.216	$10.701
Number of Accumulation Units outstanding at end of period (in thousands)	889	1,049	1,294	1,620	2,093	2,696	3,390	4,367	5,522	6,839
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.789	$17.741	$19.512	$19.066	$17.106	$15.522	$15.498	$14.061	$10.600	$15.405
Accumulation Unit Value at end of period	$21.231	$19.789	$17.741	$19.512	$19.066	$17.106	$15.522	$15.498	$14.061	$10.600
Number of Accumulation Units outstanding at end of period (in thousands)	2,745	3,530	4,594	6,285	8,173	11,221	15,448	18,635	23,229	27,138

28

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.789	$17.741	$19.512	$19.066	$17.106	$15.522	$15.498	$14.061	$10.600	$15.405
Accumulation Unit Value at end of period	$21.231	$19.789	$17.741	$19.512	$19.066	$17.106	$15.522	$15.498	$14.061	$10.600
Number of Accumulation Units outstanding at end of period (in thousands)	2,745	3,530	4,594	6,285	8,173	11,221	15,448	18,635	23,229	27,138
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.644	$17.620	$19.389	$18.955	$17.015	$15.447	$15.431	$14.007	$10.565	$15.361
Accumulation Unit Value at end of period	$21.065	$19.644	$17.620	$19.389	$18.955	$17.015	$15.447	$15.431	$14.007	$10.565
Number of Accumulation Units outstanding at end of period (in thousands)	84	108	141	212	289	395	454	608	695	732
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.366	$17.388	$19.152	$18.743	$16.840	$15.304	$15.304	$13.905	$10.499	$15.280
Accumulation Unit Value at end of period	$20.746	$19.366	$17.388	$19.152	$18.743	$16.840	$15.304	$15.304	$13.905	$10.499
Number of Accumulation Units outstanding at end of period (in thousands)	140	152	194	221	295	399	455	529	595	690
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.224	$17.269	$19.031	$18.634	$16.751	$15.231	$15.237	$13.852	$10.464	$15.237
Accumulation Unit Value at end of period	$20.584	$19.224	$17.269	$19.031	$18.634	$16.751	$15.231	$15.237	$13.852	$10.464
Number of Accumulation Units outstanding at end of period (in thousands)	721	799	888	1,083	1,195	1,044	1,096	847	377	135
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.224	$17.269	$19.031	$18.634	$16.751	$15.231	$15.237	$13.852	$10.464	$15.237
Accumulation Unit Value at end of period	$20.584	$19.224	$17.269	$19.031	$18.634	$16.751	$15.231	$15.237	$13.852	$10.464
Number of Accumulation Units outstanding at end of period (in thousands)	721	799	888	1,083	1,195	1,044	1,096	847	377	135
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.100	$17.166	$18.927	$18.541	$16.676	$15.170	$15.184	$13.810	$10.437	$—
Accumulation Unit Value at end of period	$20.440	$19.100	$17.166	$18.927	$18.541	$16.676	$15.170	$15.184	$13.810	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,374	2,553	2,775	3,125	3,059	2,506	2,263	1,493	849	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.853	$16.961	$18.720	$18.356	$16.526	$15.049	$15.078	$13.728	$10.385	$15.145
Accumulation Unit Value at end of period	$20.156	$18.853	$16.961	$18.720	$18.356	$16.526	$15.049	$15.078	$13.728	$10.385
Number of Accumulation Units outstanding at end of period (in thousands)	53	59	77	92	117	99	100	105	86	79
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.332	$17.401	$19.215	$18.851	$16.980	$15.470	$15.508	$14.126	$10.692	$—
Accumulation Unit Value at end of period	$20.658	$19.332	$17.401	$19.215	$18.851	$16.980	$15.470	$15.508	$14.126	$—
Number of Accumulation Units outstanding at end of period (in thousands)	75	102	119	117	102	83	81	46	18	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.254	$17.339	$19.156	$18.803	$16.945	$15.446	$15.491	$14.118	$10.691	$—
Accumulation Unit Value at end of period	$20.564	$19.254	$17.339	$19.156	$18.803	$16.945	$15.446	$15.491	$14.118	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	17	22	30	28	18	60	6	—	—

29

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.021	$17.155	$18.982	$18.659	$16.841	$15.374	$15.443	$14.095	$10.690	$—
Accumulation Unit Value at end of period	$20.285	$19.021	$17.155	$18.982	$18.659	$16.841	$15.374	$15.443	$14.095	$—
Number of Accumulation Units outstanding at end of period (in thousands)	31	39	30	28	18	9	4	2	1	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Franklin Large Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.739	$17.337	$16.695	$15.100	$11.940	$10.807	$11.161	$10.173	$7.976	$12.392
Accumulation Unit Value at end of period	$21.082	$16.739	$17.337	$16.695	$15.100	$11.940	$10.807	$11.161	$10.173	$7.976
Number of Accumulation Units outstanding at end of period (in thousands)	386	483	583	660	816	1,436	1,754	2,121	2,435	2,772
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$16.374	$16.985	$16.381	$14.838	$11.750	$10.651	$11.016	$10.057	$7.897	$12.287
Accumulation Unit Value at end of period	$20.593	$16.374	$16.985	$16.381	$14.838	$11.750	$10.651	$11.016	$10.057	$7.897
Number of Accumulation Units outstanding at end of period (in thousands)	224	274	343	443	590	884	1,219	1,587	1,861	2,072
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$16.255	$16.869	$16.277	$14.751	$11.687	$10.600	$10.969	$10.018	$7.870	$12.252
Accumulation Unit Value at end of period	$20.432	$16.255	$16.869	$16.277	$14.751	$11.687	$10.600	$10.969	$10.018	$7.870
Number of Accumulation Units outstanding at end of period (in thousands)	82	97	111	146	187	232	293	364	469	494
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.901	$16.527	$15.971	$14.495	$11.502	$10.447	$10.827	$9.903	$7.792	$12.148
Accumulation Unit Value at end of period	$19.957	$15.901	$16.527	$15.971	$14.495	$11.502	$10.447	$10.827	$9.903	$7.792
Number of Accumulation Units outstanding at end of period (in thousands)	72	89	175	225	164	216	294	384	475	595
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.901	$16.527	$15.971	$14.495	$11.502	$10.447	$10.827	$9.903	$7.792	$12.148
Accumulation Unit Value at end of period	$19.957	$15.901	$16.527	$15.971	$14.495	$11.502	$10.447	$10.827	$9.903	$7.792
Number of Accumulation Units outstanding at end of period (in thousands)	72	89	175	225	164	216	294	384	475	595
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.563	$16.199	$15.678	$14.251	$11.325	$10.302	$10.692	$9.795	$7.718	$12.051
Accumulation Unit Value at end of period	$19.503	$15.563	$16.199	$15.678	$14.251	$11.325	$10.302	$10.692	$9.795	$7.718
Number of Accumulation Units outstanding at end of period (in thousands)	331	459	629	707	876	1,195	1,626	2,199	2,780	3,205
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.563	$16.199	$15.678	$14.251	$11.325	$10.302	$10.692	$9.795	$7.718	$12.051
Accumulation Unit Value at end of period	$19.503	$15.563	$16.199	$15.678	$14.251	$11.325	$10.302	$10.692	$9.795	$7.718
Number of Accumulation Units outstanding at end of period (in thousands)	331	459	629	707	876	1,195	1,626	2,199	2,780	3,205
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.449	$16.089	$15.579	$14.168	$11.265	$10.252	$10.646	$9.757	$7.692	$12.017
Accumulation Unit Value at end of period	$19.351	$15.449	$16.089	$15.579	$14.168	$11.265	$10.252	$10.646	$9.757	$7.692
Number of Accumulation Units outstanding at end of period (in thousands)	16	16	18	15	18	15	14	18	27	34

30

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.230	$15.876	$15.388	$14.009	$11.149	$10.158	$10.558	$9.687	$7.644	$11.954
Accumulation Unit Value at end of period	$19.057	$15.230	$15.876	$15.388	$14.009	$11.149	$10.158	$10.558	$9.687	$7.644
Number of Accumulation Units outstanding at end of period (in thousands)	17	18	23	32	28	31	45	45	54	63
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.118	$15.768	$15.291	$13.927	$11.090	$10.109	$10.513	$9.649	$7.619	$11.920
Accumulation Unit Value at end of period	$18.909	$15.118	$15.768	$15.291	$13.927	$11.090	$10.109	$10.513	$9.649	$7.619
Number of Accumulation Units outstanding at end of period (in thousands)	128	135	152	170	164	183	237	178	66	21
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.118	$15.768	$15.291	$13.927	$11.090	$10.109	$10.513	$9.649	$7.619	$11.920
Accumulation Unit Value at end of period	$18.909	$15.118	$15.768	$15.291	$13.927	$11.090	$10.109	$10.513	$9.649	$7.619
Number of Accumulation Units outstanding at end of period (in thousands)	128	135	152	170	164	183	237	178	66	21
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.020	$15.674	$15.207	$13.858	$11.040	$10.068	$10.476	$9.621	$7.600	$—
Accumulation Unit Value at end of period	$18.777	$15.020	$15.674	$15.207	$13.858	$11.040	$10.068	$10.476	$9.621	$—
Number of Accumulation Units outstanding at end of period (in thousands)	336	320	478	444	445	364	345	247	160	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.826	$15.487	$15.041	$13.720	$10.941	$9.988	$10.403	$9.563	$7.562	$11.848
Accumulation Unit Value at end of period	$18.515	$14.826	$15.487	$15.041	$13.720	$10.941	$9.988	$10.403	$9.563	$7.562
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	6	5	7	8	8	9	8	9
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.820	$20.713	$20.127	$18.368	$14.655	$13.385	$13.948	$12.829	$10.149	$—
Accumulation Unit Value at end of period	$24.739	$19.820	$20.713	$20.127	$18.368	$14.655	$13.385	$13.948	$12.829	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	1	6	6	—	1	1	1	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.740	$20.640	$20.066	$18.322	$14.625	$13.365	$13.934	$12.822	$10.149	$—
Accumulation Unit Value at end of period	$24.627	$19.740	$20.640	$20.066	$18.322	$14.625	$13.365	$13.934	$12.822	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.501	$20.421	$19.883	$18.182	$14.536	$13.303	$13.890	$12.801	$10.147	$—
Accumulation Unit Value at end of period	$24.293	$19.501	$20.421	$19.883	$18.182	$14.536	$13.303	$13.890	$12.801	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	1	1	1	1	1	1	1	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$29.717	$26.946	$28.446	$27.372	$21.816	$19.575	$20.518	$18.641	$15.375	$21.859
Accumulation Unit Value at end of period	$31.729	$29.717	$26.946	$28.446	$27.372	$21.816	$19.575	$20.518	$18.641	$15.375
Number of Accumulation Units outstanding at end of period (in thousands)	886	989	1,210	1,413	1,638	3,274	4,369	5,160	5,882	6,018

31

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$29.114	$26.439	$27.953	$26.937	$21.502	$19.322	$20.284	$18.455	$15.245	$21.707
Accumulation Unit Value at end of period	$31.038	$29.114	$26.439	$27.953	$26.937	$21.502	$19.322	$20.284	$18.455	$15.245
Number of Accumulation Units outstanding at end of period (in thousands)	247	305	384	506	772	1,184	1,618	2,051	2,397	2,519
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$28.916	$26.272	$27.790	$26.794	$21.398	$19.239	$20.206	$18.394	$15.202	$21.656
Accumulation Unit Value at end of period	$30.811	$28.916	$26.272	$27.790	$26.794	$21.398	$19.239	$20.206	$18.394	$15.202
Number of Accumulation Units outstanding at end of period (in thousands)	177	203	244	290	354	429	548	667	766	804
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$28.329	$25.777	$27.308	$26.368	$21.090	$18.990	$19.975	$18.211	$15.073	$21.505
Accumulation Unit Value at end of period	$30.141	$28.329	$25.777	$27.308	$26.368	$21.090	$18.990	$19.975	$18.211	$15.073
Number of Accumulation Units outstanding at end of period (in thousands)	143	168	201	246	338	463	594	747	894	1,045
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$28.329	$25.777	$27.308	$26.368	$21.090	$18.990	$19.975	$18.211	$15.073	$21.505
Accumulation Unit Value at end of period	$30.141	$28.329	$25.777	$27.308	$26.368	$21.090	$18.990	$19.975	$18.211	$15.073
Number of Accumulation Units outstanding at end of period (in thousands)	143	168	201	246	338	463	594	747	894	1,045
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.754	$25.292	$26.834	$25.950	$20.786	$18.745	$19.746	$18.029	$14.946	$21.355
Accumulation Unit Value at end of period	$29.485	$27.754	$25.292	$26.834	$25.950	$20.786	$18.745	$19.746	$18.029	$14.946
Number of Accumulation Units outstanding at end of period (in thousands)	543	680	872	1,084	1,493	2,327	3,277	4,114	5,072	5,406
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.754	$25.292	$26.834	$25.950	$20.786	$18.745	$19.746	$18.029	$14.946	$21.355
Accumulation Unit Value at end of period	$29.485	$27.754	$25.292	$26.834	$25.950	$20.786	$18.745	$19.746	$18.029	$14.946
Number of Accumulation Units outstanding at end of period (in thousands)	543	680	872	1,084	1,493	2,327	3,277	4,114	5,072	5,406
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.565	$25.132	$26.678	$25.812	$20.686	$18.664	$19.671	$17.969	$14.903	$21.305
Accumulation Unit Value at end of period	$29.269	$27.565	$25.132	$26.678	$25.812	$20.686	$18.664	$19.671	$17.969	$14.903
Number of Accumulation Units outstanding at end of period (in thousands)	31	37	48	60	80	115	142	190	231	244
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.191	$24.816	$26.369	$25.538	$20.487	$18.502	$19.521	$17.850	$14.819	$21.206
Accumulation Unit Value at end of period	$28.843	$27.191	$24.816	$26.369	$25.538	$20.487	$18.502	$19.521	$17.850	$14.819
Number of Accumulation Units outstanding at end of period (in thousands)	51	53	63	71	91	133	174	288	320	317
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.006	$24.659	$26.215	$25.402	$20.388	$18.422	$19.446	$17.790	$14.777	$21.157
Accumulation Unit Value at end of period	$28.632	$27.006	$24.659	$26.215	$25.402	$20.388	$18.422	$19.446	$17.790	$14.777
Number of Accumulation Units outstanding at end of period (in thousands)	153	208	242	262	299	227	283	322	113	21
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.006	$24.659	$26.215	$25.402	$20.388	$18.422	$19.446	$17.790	$14.777	$21.157
Accumulation Unit Value at end of period	$28.632	$27.006	$24.659	$26.215	$25.402	$20.388	$18.422	$19.446	$17.790	$14.777
Number of Accumulation Units outstanding at end of period (in thousands)	153	208	242	262	299	227	283	322	113	21

32

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.831	$24.512	$26.071	$25.275	$20.297	$18.349	$19.378	$17.737	$14.740	$—
Accumulation Unit Value at end of period	$28.432	$26.831	$24.512	$26.071	$25.275	$20.297	$18.349	$19.378	$17.737	$—
Number of Accumulation Units outstanding at end of period (in thousands)	709	773	884	946	878	724	785	693	406	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.484	$24.219	$25.786	$25.024	$20.115	$18.203	$19.243	$17.631	$14.667	$21.030
Accumulation Unit Value at end of period	$28.037	$26.484	$24.219	$25.786	$25.024	$20.115	$18.203	$19.243	$17.631	$14.667
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	8	11	15	15	25	32	34	35
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.251	$16.699	$17.788	$17.271	$13.890	$12.576	$13.301	$12.193	$10.148	$—
Accumulation Unit Value at end of period	$19.312	$18.251	$16.699	$17.788	$17.271	$13.890	$12.576	$13.301	$12.193	$—
Number of Accumulation Units outstanding at end of period (in thousands)	36	52	63	62	58	49	41	15	5	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.178	$16.640	$17.734	$17.227	$13.861	$12.556	$13.287	$12.186	$10.148	$—
Accumulation Unit Value at end of period	$19.224	$18.178	$16.640	$17.734	$17.227	$13.861	$12.556	$13.287	$12.186	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	6	10	10	7	13	5	2	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.958	$16.464	$17.573	$17.096	$13.777	$12.498	$13.245	$12.166	$10.146	$—
Accumulation Unit Value at end of period	$18.964	$17.958	$16.464	$17.573	$17.096	$13.777	$12.498	$13.245	$12.166	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	9	13	14	11	10	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.754	$19.065	$20.399	$19.370	$15.360	$13.676	$14.057	$12.858	$10.376	$16.782
Accumulation Unit Value at end of period	$23.173	$21.754	$19.065	$20.399	$19.370	$15.360	$13.676	$14.057	$12.858	$10.376
Number of Accumulation Units outstanding at end of period (in thousands)	3,168	3,628	4,312	5,064	6,426	9,256	11,729	14,405	16,807	19,312
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$21.230	$18.634	$19.968	$18.988	$15.081	$13.447	$13.842	$12.681	$10.248	$16.600
Accumulation Unit Value at end of period	$22.581	$21.230	$18.634	$19.968	$18.988	$15.081	$13.447	$13.842	$12.681	$10.248
Number of Accumulation Units outstanding at end of period (in thousands)	736	902	1,136	1,553	2,206	3,396	4,627	5,947	7,101	7,859
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$21.072	$18.505	$19.839	$18.875	$14.999	$13.380	$13.781	$12.631	$10.213	$16.551
Accumulation Unit Value at end of period	$22.401	$21.072	$18.505	$19.839	$18.875	$14.999	$13.380	$13.781	$12.631	$10.213
Number of Accumulation Units outstanding at end of period (in thousands)	606	732	843	995	1,197	1,649	2,091	2,612	3,196	3,631
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.565	$18.086	$19.420	$18.504	$14.725	$13.156	$13.571	$12.457	$10.087	$16.372
Accumulation Unit Value at end of period	$21.829	$20.565	$18.086	$19.420	$18.504	$14.725	$13.156	$13.571	$12.457	$10.087
Number of Accumulation Units outstanding at end of period (in thousands)	705	840	993	1,201	1,577	2,221	2,868	3,817	4,891	6,047

33

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$20.565	$18.086	$19.420	$18.504	$14.725	$13.156	$13.571	$12.457	$10.087	$16.372
Accumulation Unit Value at end of period	$21.829	$20.565	$18.086	$19.420	$18.504	$14.725	$13.156	$13.571	$12.457	$10.087
Number of Accumulation Units outstanding at end of period (in thousands)	705	840	993	1,201	1,577	2,221	2,868	3,817	4,891	6,047
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.895	$18.405	$19.791	$18.886	$15.052	$13.468	$13.913	$12.791	$10.373	$16.861
Accumulation Unit Value at end of period	$22.147	$20.895	$18.405	$19.791	$18.886	$15.052	$13.468	$13.913	$12.791	$10.373
Number of Accumulation Units outstanding at end of period (in thousands)	1,663	2,114	2,616	3,312	4,452	6,395	8,438	11,147	14,065	16,914
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.895	$18.405	$19.791	$18.886	$15.052	$13.468	$13.913	$12.791	$10.373	$16.861
Accumulation Unit Value at end of period	$22.147	$20.895	$18.405	$19.791	$18.886	$15.052	$13.468	$13.913	$12.791	$10.373
Number of Accumulation Units outstanding at end of period (in thousands)	1,663	2,114	2,616	3,312	4,452	6,395	8,438	11,147	14,065	16,914
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.980	$17.607	$18.943	$18.086	$14.422	$12.911	$13.344	$12.273	$9.959	$16.196
Accumulation Unit Value at end of period	$21.166	$19.980	$17.607	$18.943	$18.086	$14.422	$12.911	$13.344	$12.273	$9.959
Number of Accumulation Units outstanding at end of period (in thousands)	92	116	144	177	220	308	369	448	526	554
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.448	$18.038	$19.426	$18.565	$14.819	$13.279	$13.739	$12.649	$10.274	$16.725
Accumulation Unit Value at end of period	$21.641	$20.448	$18.038	$19.426	$18.565	$14.819	$13.279	$13.739	$12.649	$10.274
Number of Accumulation Units outstanding at end of period (in thousands)	128	144	168	187	239	337	387	480	586	708
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.553	$17.256	$18.594	$17.779	$14.198	$12.730	$13.176	$12.138	$9.863	$16.064
Accumulation Unit Value at end of period	$20.682	$19.553	$17.256	$18.594	$17.779	$14.198	$12.730	$13.176	$12.138	$9.863
Number of Accumulation Units outstanding at end of period (in thousands)	689	756	793	886	873	760	889	701	374	202
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.553	$17.256	$18.594	$17.779	$14.198	$12.730	$13.176	$12.138	$9.863	$16.064
Accumulation Unit Value at end of period	$20.682	$19.553	$17.256	$18.594	$17.779	$14.198	$12.730	$13.176	$12.138	$9.863
Number of Accumulation Units outstanding at end of period (in thousands)	689	756	793	886	873	760	889	701	374	202
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.191	$17.829	$19.220	$18.387	$14.691	$13.178	$13.648	$12.578	$10.226	$—
Accumulation Unit Value at end of period	$21.347	$20.191	$17.829	$19.220	$18.387	$14.691	$13.178	$13.648	$12.578	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,337	1,519	1,659	1,862	1,770	1,339	1,295	959	568	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.930	$17.616	$19.010	$18.204	$14.559	$13.073	$13.552	$12.502	$10.175	$16.597
Accumulation Unit Value at end of period	$21.050	$19.930	$17.616	$19.010	$18.204	$14.559	$13.073	$13.552	$12.502	$10.175
Number of Accumulation Units outstanding at end of period (in thousands)	52	61	68	76	82	65	64	68	66	80
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.145	$17.815	$19.234	$18.428	$14.746	$13.247	$13.739	$12.681	$10.326	$—
Accumulation Unit Value at end of period	$21.266	$20.145	$17.815	$19.234	$18.428	$14.746	$13.247	$13.739	$12.681	$—
Number of Accumulation Units outstanding at end of period (in thousands)	68	88	84	99	78	84	79	38	8	—

34

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.063	$17.752	$19.175	$18.381	$14.715	$13.226	$13.725	$12.674	$10.325	$—
Accumulation Unit Value at end of period	$21.170	$20.063	$17.752	$19.175	$18.381	$14.715	$13.226	$13.725	$12.674	$—
Number of Accumulation Units outstanding at end of period (in thousands)	21	21	24	27	22	18	25	7	1	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.821	$17.564	$19.000	$18.241	$14.625	$13.165	$13.682	$12.654	$10.324	$—
Accumulation Unit Value at end of period	$20.883	$19.821	$17.564	$19.000	$18.241	$14.625	$13.165	$13.682	$12.654	$—
Number of Accumulation Units outstanding at end of period (in thousands)	18	20	20	21	21	15	15	15	7	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Franklin Rising Dividends VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.458	$21.439	$22.632	$21.173	$16.606	$15.086	$14.476	$12.205	$10.579	$14.761
Accumulation Unit Value at end of period	$28.990	$24.458	$21.439	$22.632	$21.173	$16.606	$15.086	$14.476	$12.205	$10.579
Number of Accumulation Units outstanding at end of period (in thousands)	2,656	3,212	3,935	4,645	5,783	8,939	10,804	12,444	13,263	14,569
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$23.962	$21.035	$22.239	$20.837	$16.366	$14.891	$14.311	$12.083	$10.489	$14.658
Accumulation Unit Value at end of period	$28.359	$23.962	$21.035	$22.239	$20.837	$16.366	$14.891	$14.311	$12.083	$10.489
Number of Accumulation Units outstanding at end of period (in thousands)	796	986	1,222	1,673	2,394	3,410	4,625	5,505	6,019	6,643
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$23.799	$20.902	$22.110	$20.726	$16.288	$14.826	$14.256	$12.043	$10.460	$14.624
Accumulation Unit Value at end of period	$28.152	$23.799	$20.902	$22.110	$20.726	$16.288	$14.826	$14.256	$12.043	$10.460
Number of Accumulation Units outstanding at end of period (in thousands)	278	350	394	475	623	815	1,038	1,176	1,291	1,482
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.316	$20.509	$21.726	$20.397	$16.053	$14.635	$14.093	$11.923	$10.371	$14.522
Accumulation Unit Value at end of period	$27.539	$23.316	$20.509	$21.726	$20.397	$16.053	$14.635	$14.093	$11.923	$10.371
Number of Accumulation Units outstanding at end of period (in thousands)	287	355	415	508	685	938	1,211	1,525	1,749	2,152
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$23.316	$20.509	$21.726	$20.397	$16.053	$14.635	$14.093	$11.923	$10.371	$14.522
Accumulation Unit Value at end of period	$27.539	$23.316	$20.509	$21.726	$20.397	$16.053	$14.635	$14.093	$11.923	$10.371
Number of Accumulation Units outstanding at end of period (in thousands)	287	355	415	508	685	938	1,211	1,525	1,749	2,152
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.842	$20.122	$21.349	$20.073	$15.822	$14.446	$13.931	$11.804	$10.283	$14.420
Accumulation Unit Value at end of period	$26.940	$22.842	$20.122	$21.349	$20.073	$15.822	$14.446	$13.931	$11.804	$10.283
Number of Accumulation Units outstanding at end of period (in thousands)	1,256	1,582	2,048	2,648	3,554	4,905	6,192	7,571	9,038	10,488
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.842	$20.122	$21.349	$20.073	$15.822	$14.446	$13.931	$11.804	$10.283	$14.420
Accumulation Unit Value at end of period	$26.940	$22.842	$20.122	$21.349	$20.073	$15.822	$14.446	$13.931	$11.804	$10.283
Number of Accumulation Units outstanding at end of period (in thousands)	1,256	1,582	2,048	2,648	3,554	4,905	6,192	7,571	9,038	10,488

35

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.687	$19.995	$21.225	$19.966	$15.745	$14.383	$13.878	$11.765	$10.254	$14.387
Accumulation Unit Value at end of period	$26.743	$22.687	$19.995	$21.225	$19.966	$15.745	$14.383	$13.878	$11.765	$10.254
Number of Accumulation Units outstanding at end of period (in thousands)	30	43	61	76	109	160	174	204	227	269
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.379	$19.744	$20.978	$19.754	$15.594	$14.259	$13.772	$11.687	$10.196	$14.319
Accumulation Unit Value at end of period	$26.353	$22.379	$19.744	$20.978	$19.754	$15.594	$14.259	$13.772	$11.687	$10.196
Number of Accumulation Units outstanding at end of period (in thousands)	80	93	102	116	167	196	212	239	282	299
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.226	$19.619	$20.856	$19.649	$15.519	$14.197	$13.719	$11.648	$10.167	$14.286
Accumulation Unit Value at end of period	$26.161	$22.226	$19.619	$20.856	$19.649	$15.519	$14.197	$13.719	$11.648	$10.167
Number of Accumulation Units outstanding at end of period (in thousands)	386	425	472	560	633	599	568	391	133	37
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.226	$19.619	$20.856	$19.649	$15.519	$14.197	$13.719	$11.648	$10.167	$14.286
Accumulation Unit Value at end of period	$26.161	$22.226	$19.619	$20.856	$19.649	$15.519	$14.197	$13.719	$11.648	$10.167
Number of Accumulation Units outstanding at end of period (in thousands)	386	425	472	560	633	599	568	391	133	37
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.082	$19.501	$20.742	$19.551	$15.449	$14.140	$13.671	$11.613	$10.142	$—
Accumulation Unit Value at end of period	$25.978	$22.082	$19.501	$20.742	$19.551	$15.449	$14.140	$13.671	$11.613	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,152	1,330	1,406	1,518	1,510	1,155	992	615	370	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.797	$19.269	$20.515	$19.356	$15.310	$14.028	$13.576	$11.543	$10.091	$14.201
Accumulation Unit Value at end of period	$25.617	$21.797	$19.269	$20.515	$19.356	$15.310	$14.028	$13.576	$11.543	$10.091
Number of Accumulation Units outstanding at end of period (in thousands)	28	30	34	39	48	53	50	45	47	47
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.373	$19.788	$21.078	$19.898	$15.747	$14.435	$13.977	$11.890	$10.400	$—
Accumulation Unit Value at end of period	$26.281	$22.373	$19.788	$21.078	$19.898	$15.747	$14.435	$13.977	$11.890	$—
Number of Accumulation Units outstanding at end of period (in thousands)	36	37	37	43	39	55	43	6	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.283	$19.718	$21.014	$19.847	$15.715	$14.412	$13.962	$11.883	$10.399	$—
Accumulation Unit Value at end of period	$26.162	$22.283	$19.718	$21.014	$19.847	$15.715	$14.412	$13.962	$11.883	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	7	10	16	16	6	12	6	2	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.014	$19.509	$20.823	$19.696	$15.618	$14.346	$13.918	$11.864	$10.398	$—
Accumulation Unit Value at end of period	$25.807	$22.014	$19.509	$20.823	$19.696	$15.618	$14.346	$13.918	$11.864	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	16	10	10	8	4	—	4	1	—

36

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.563	$12.940	$14.212	$14.374	$10.731	$9.220	$9.745	$7.730	$6.088	$9.244
Accumulation Unit Value at end of period	$18.018	$16.563	$12.940	$14.212	$14.374	$10.731	$9.220	$9.745	$7.730	$6.088
Number of Accumulation Units outstanding at end of period (in thousands)	458	533	630	718	913	846	1,224	1,334	830	769
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$16.334	$12.781	$14.058	$14.239	$10.647	$9.161	$9.697	$7.703	$6.076	$9.240
Accumulation Unit Value at end of period	$17.742	$16.334	$12.781	$14.058	$14.239	$10.647	$9.161	$9.697	$7.703	$6.076
Number of Accumulation Units outstanding at end of period (in thousands)	103	144	120	145	269	325	408	873	415	889
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$16.258	$12.728	$14.007	$14.194	$10.619	$9.141	$9.681	$7.695	$6.072	$9.239
Accumulation Unit Value at end of period	$17.651	$16.258	$12.728	$14.007	$14.194	$10.619	$9.141	$9.681	$7.695	$6.072
Number of Accumulation Units outstanding at end of period (in thousands)	41	50	52	64	89	103	120	151	115	106
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.033	$12.571	$13.855	$14.061	$10.535	$9.083	$9.633	$7.668	$6.060	$9.235
Accumulation Unit Value at end of period	$17.381	$16.033	$12.571	$13.855	$14.061	$10.535	$9.083	$9.633	$7.668	$6.060
Number of Accumulation Units outstanding at end of period (in thousands)	80	155	53	64	103	141	95	200	69	97
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$16.033	$12.571	$13.855	$14.061	$10.535	$9.083	$9.633	$7.668	$6.060	$9.235
Accumulation Unit Value at end of period	$17.381	$16.033	$12.571	$13.855	$14.061	$10.535	$9.083	$9.633	$7.668	$6.060
Number of Accumulation Units outstanding at end of period (in thousands)	80	155	53	64	103	141	95	200	69	97
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.812	$12.415	$13.704	$13.929	$10.452	$9.025	$9.586	$7.642	$6.049	$9.231
Accumulation Unit Value at end of period	$17.115	$15.812	$12.415	$13.704	$13.929	$10.452	$9.025	$9.586	$7.642	$6.049
Number of Accumulation Units outstanding at end of period (in thousands)	193	252	215	290	408	421	628	1,980	668	3,018
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.812	$12.415	$13.704	$13.929	$10.452	$9.025	$9.586	$7.642	$6.049	$9.231
Accumulation Unit Value at end of period	$17.115	$15.812	$12.415	$13.704	$13.929	$10.452	$9.025	$9.586	$7.642	$6.049
Number of Accumulation Units outstanding at end of period (in thousands)	193	252	215	290	408	421	628	1,980	668	3,018
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.739	$12.364	$13.654	$13.886	$10.424	$9.005	$9.570	$7.633	$6.045	$9.230
Accumulation Unit Value at end of period	$17.028	$15.739	$12.364	$13.654	$13.886	$10.424	$9.005	$9.570	$7.633	$6.045
Number of Accumulation Units outstanding at end of period (in thousands)	2	8	5	8	12	31	24	42	5	44
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.593	$12.262	$13.555	$13.799	$10.369	$8.967	$9.539	$7.616	$6.037	$9.228
Accumulation Unit Value at end of period	$16.853	$15.593	$12.262	$13.555	$13.799	$10.369	$8.967	$9.539	$7.616	$6.037
Number of Accumulation Units outstanding at end of period (in thousands)	18	21	21	19	34	26	32	34	24	16
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.521	$12.211	$13.506	$13.755	$10.342	$8.948	$9.523	$7.607	$6.033	$9.226
Accumulation Unit Value at end of period	$16.767	$15.521	$12.211	$13.506	$13.755	$10.342	$8.948	$9.523	$7.607	$6.033
Number of Accumulation Units outstanding at end of period (in thousands)	104	136	91	90	115	100	124	118	44	21

37

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.521	$12.211	$13.506	$13.755	$10.342	$8.948	$9.523	$7.607	$6.033	$9.226
Accumulation Unit Value at end of period	$16.767	$15.521	$12.211	$13.506	$13.755	$10.342	$8.948	$9.523	$7.607	$6.033
Number of Accumulation Units outstanding at end of period (in thousands)	104	136	91	90	115	100	124	118	44	21
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.449	$12.161	$13.457	$13.712	$10.314	$8.928	$9.508	$7.599	$6.029	$—
Accumulation Unit Value at end of period	$16.681	$15.449	$12.161	$13.457	$13.712	$10.314	$8.928	$9.508	$7.599	$—
Number of Accumulation Units outstanding at end of period (in thousands)	292	348	200	206	205	217	157	186	23	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.306	$12.061	$13.359	$13.626	$10.260	$8.890	$9.476	$7.581	$6.022	$9.222
Accumulation Unit Value at end of period	$16.510	$15.306	$12.061	$13.359	$13.626	$10.260	$8.890	$9.476	$7.581	$6.022
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	—	—	2	3	2	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.913	$21.216	$23.512	$23.995	$18.076	$15.671	$16.712	$13.377	$10.630	$—
Accumulation Unit Value at end of period	$29.015	$26.913	$21.216	$23.512	$23.995	$18.076	$15.671	$16.712	$13.377	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	9	2	2	2	—	1	1	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.804	$21.141	$23.441	$23.934	$18.039	$15.646	$16.695	$13.369	$10.629	$—
Accumulation Unit Value at end of period	$28.883	$26.804	$21.141	$23.441	$23.934	$18.039	$15.646	$16.695	$13.369	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	2	2	1	1	1	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.480	$20.917	$23.227	$23.752	$17.929	$15.574	$16.642	$13.347	$10.628	$—
Accumulation Unit Value at end of period	$28.492	$26.480	$20.917	$23.227	$23.752	$17.929	$15.574	$16.642	$13.347	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.123	$11.837	$12.369	$11.706	$8.618	$7.908	$8.452	$6.736	$4.772	$8.441
Accumulation Unit Value at end of period	$14.469	$12.123	$11.837	$12.369	$11.706	$8.618	$7.908	$8.452	$6.736	$4.772
Number of Accumulation Units outstanding at end of period (in thousands)	1,498	1,757	2,053	2,436	3,121	4,256	5,232	6,510	6,954	7,299
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$11.831	$11.569	$12.107	$11.476	$8.461	$7.776	$8.323	$6.643	$4.713	$8.350
Accumulation Unit Value at end of period	$14.099	$11.831	$11.569	$12.107	$11.476	$8.461	$7.776	$8.323	$6.643	$4.713
Number of Accumulation Units outstanding at end of period (in thousands)	483	589	730	972	1,376	1,861	2,428	3,497	3,499	3,555
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$11.743	$11.489	$12.029	$11.407	$8.415	$7.737	$8.286	$6.617	$4.697	$8.325
Accumulation Unit Value at end of period	$13.987	$11.743	$11.489	$12.029	$11.407	$8.415	$7.737	$8.286	$6.617	$4.697
Number of Accumulation Units outstanding at end of period (in thousands)	255	300	368	451	563	894	1,137	1,408	1,694	1,669

38

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.460	$11.229	$11.774	$11.183	$8.262	$7.607	$8.159	$6.526	$4.639	$8.235
Accumulation Unit Value at end of period	$13.630	$11.460	$11.229	$11.774	$11.183	$8.262	$7.607	$8.159	$6.526	$4.639
Number of Accumulation Units outstanding at end of period (in thousands)	394	508	702	777	1,032	1,219	1,649	2,249	3,075	3,502
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$11.460	$11.229	$11.774	$11.183	$8.262	$7.607	$8.159	$6.526	$4.639	$8.235
Accumulation Unit Value at end of period	$13.630	$11.460	$11.229	$11.774	$11.183	$8.262	$7.607	$8.159	$6.526	$4.639
Number of Accumulation Units outstanding at end of period (in thousands)	394	508	702	777	1,032	1,219	1,649	2,249	3,075	3,502
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.261	$18.901	$19.849	$18.880	$13.970	$12.882	$13.838	$11.084	$7.891	$14.029
Accumulation Unit Value at end of period	$22.874	$19.261	$18.901	$19.849	$18.880	$13.970	$12.882	$13.838	$11.084	$7.891
Number of Accumulation Units outstanding at end of period (in thousands)	399	550	684	883	1,252	1,660	2,207	3,674	4,174	4,056
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.261	$18.901	$19.849	$18.880	$13.970	$12.882	$13.838	$11.084	$7.891	$14.029
Accumulation Unit Value at end of period	$22.874	$19.261	$18.901	$19.849	$18.880	$13.970	$12.882	$13.838	$11.084	$7.891
Number of Accumulation Units outstanding at end of period (in thousands)	399	550	684	883	1,252	1,660	2,207	3,674	4,174	4,056
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.134	$10.932	$11.486	$10.930	$8.091	$7.465	$8.023	$6.429	$4.580	$8.146
Accumulation Unit Value at end of period	$13.216	$11.134	$10.932	$11.486	$10.930	$8.091	$7.465	$8.023	$6.429	$4.580
Number of Accumulation Units outstanding at end of period (in thousands)	34	43	60	67	96	137	173	241	315	305
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.849	$18.524	$19.483	$18.559	$13.753	$12.702	$13.664	$10.961	$7.816	$13.916
Accumulation Unit Value at end of period	$22.351	$18.849	$18.524	$19.483	$18.559	$13.753	$12.702	$13.664	$10.961	$7.816
Number of Accumulation Units outstanding at end of period (in thousands)	40	45	57	67	136	174	192	196	208	260
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.896	$10.714	$11.274	$10.745	$7.966	$7.361	$7.922	$6.358	$4.536	$8.080
Accumulation Unit Value at end of period	$12.914	$10.896	$10.714	$11.274	$10.745	$7.966	$7.361	$7.922	$6.358	$4.536
Number of Accumulation Units outstanding at end of period (in thousands)	469	508	544	578	685	597	679	612	347	143
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.896	$10.714	$11.274	$10.745	$7.966	$7.361	$7.922	$6.358	$4.536	$8.080
Accumulation Unit Value at end of period	$12.914	$10.896	$10.714	$11.274	$10.745	$7.966	$7.361	$7.922	$6.358	$4.536
Number of Accumulation Units outstanding at end of period (in thousands)	469	508	544	578	685	597	679	612	347	143
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.777	$10.602	$11.162	$10.643	$7.895	$7.299	$7.859	$6.311	$4.505	$—
Accumulation Unit Value at end of period	$12.766	$10.777	$10.602	$11.162	$10.643	$7.895	$7.299	$7.859	$6.311	$—
Number of Accumulation Units outstanding at end of period (in thousands)	768	856	961	1,034	1,103	925	944	734	331	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.637	$10.475	$11.039	$10.537	$7.824	$7.240	$7.805	$6.273	$4.482	$7.996
Accumulation Unit Value at end of period	$12.589	$10.637	$10.475	$11.039	$10.537	$7.824	$7.240	$7.805	$6.273	$4.482
Number of Accumulation Units outstanding at end of period (in thousands)	26	28	30	37	46	59	59	63	71	88

39

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.762	$23.411	$24.684	$23.573	$17.512	$16.214	$17.486	$14.062	$10.052	$—
Accumulation Unit Value at end of period	$28.106	$23.762	$23.411	$24.684	$23.573	$17.512	$16.214	$17.486	$14.062	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	7	9	9	22	22	25	12	1	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.666	$23.329	$24.609	$23.513	$17.476	$16.189	$17.468	$14.054	$10.052	$—
Accumulation Unit Value at end of period	$27.979	$23.666	$23.329	$24.609	$23.513	$17.476	$16.189	$17.468	$14.054	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	7	7	7	7	5	6	4	1	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.380	$23.082	$24.385	$23.334	$17.369	$16.114	$17.413	$14.031	$10.050	$—
Accumulation Unit Value at end of period	$27.600	$23.380	$23.082	$24.385	$23.334	$17.369	$16.114	$17.413	$14.031	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	3	4	3	4	3	5	7	2	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.042	$19.771	$20.865	$20.782	$20.419	$18.360	$18.170	$16.619	$13.404	$15.324
Accumulation Unit Value at end of period	$21.667	$21.042	$19.771	$20.865	$20.782	$20.419	$18.360	$18.170	$16.619	$13.404
Number of Accumulation Units outstanding at end of period (in thousands)	1,441	1,618	1,976	2,467	2,975	6,673	7,843	8,792	9,258	8,663
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$20.536	$19.324	$20.424	$20.374	$20.048	$18.053	$17.893	$16.390	$13.239	$15.158
Accumulation Unit Value at end of period	$21.114	$20.536	$19.324	$20.424	$20.374	$20.048	$18.053	$17.893	$16.390	$13.239
Number of Accumulation Units outstanding at end of period (in thousands)	415	541	725	965	1,348	2,120	2,607	3,253	3,540	3,431
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$20.383	$19.190	$20.293	$20.252	$19.938	$17.964	$17.814	$16.325	$13.193	$15.113
Accumulation Unit Value at end of period	$20.946	$20.383	$19.190	$20.293	$20.252	$19.938	$17.964	$17.814	$16.325	$13.193
Number of Accumulation Units outstanding at end of period (in thousands)	273	338	409	519	676	923	1,051	1,267	1,523	1,503
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.892	$18.756	$19.864	$19.854	$19.576	$17.663	$17.542	$16.100	$13.031	$14.950
Accumulation Unit Value at end of period	$20.412	$19.892	$18.756	$19.864	$19.854	$19.576	$17.663	$17.542	$16.100	$13.031
Number of Accumulation Units outstanding at end of period (in thousands)	365	454	591	744	952	1,250	1,498	1,906	2,348	2,710
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$19.892	$18.756	$19.864	$19.854	$19.576	$17.663	$17.542	$16.100	$13.031	$14.950
Accumulation Unit Value at end of period	$20.412	$19.892	$18.756	$19.864	$19.854	$19.576	$17.663	$17.542	$16.100	$13.031
Number of Accumulation Units outstanding at end of period (in thousands)	365	454	591	744	952	1,250	1,498	1,906	2,348	2,710
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.188	$19.064	$20.220	$20.241	$19.987	$18.061	$17.964	$16.513	$13.385	$15.379
Accumulation Unit Value at end of period	$20.685	$20.188	$19.064	$20.220	$20.241	$19.987	$18.061	$17.964	$16.513	$13.385
Number of Accumulation Units outstanding at end of period (in thousands)	1,034	1,284	1,647	2,188	2,930	4,885	5,582	7,479	8,246	7,325

40

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.188	$19.064	$20.220	$20.241	$19.987	$18.061	$17.964	$16.513	$13.385	$15.379
Accumulation Unit Value at end of period	$20.685	$20.188	$19.064	$20.220	$20.241	$19.987	$18.061	$17.964	$16.513	$13.385
Number of Accumulation Units outstanding at end of period (in thousands)	1,034	1,284	1,647	2,188	2,930	4,885	5,582	7,479	8,246	7,325
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.327	$18.260	$19.376	$19.406	$19.172	$17.334	$17.249	$15.863	$12.865	$14.789
Accumulation Unit Value at end of period	$19.792	$19.327	$18.260	$19.376	$19.406	$19.172	$17.334	$17.249	$15.863	$12.865
Number of Accumulation Units outstanding at end of period (in thousands)	38	43	66	91	113	160	160	220	263	234
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.756	$18.684	$19.847	$19.897	$19.677	$17.808	$17.739	$16.330	$13.256	$15.254
Accumulation Unit Value at end of period	$20.212	$19.756	$18.684	$19.847	$19.897	$19.677	$17.808	$17.739	$16.330	$13.256
Number of Accumulation Units outstanding at end of period (in thousands)	78	86	93	114	162	227	248	272	307	341
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.913	$17.896	$19.019	$19.076	$18.875	$17.091	$17.033	$15.688	$12.741	$14.669
Accumulation Unit Value at end of period	$19.339	$18.913	$17.896	$19.019	$19.076	$18.875	$17.091	$17.033	$15.688	$12.741
Number of Accumulation Units outstanding at end of period (in thousands)	510	547	617	653	720	646	674	570	324	82
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.913	$17.896	$19.019	$19.076	$18.875	$17.091	$17.033	$15.688	$12.741	$14.669
Accumulation Unit Value at end of period	$19.339	$18.913	$17.896	$19.019	$19.076	$18.875	$17.091	$17.033	$15.688	$12.741
Number of Accumulation Units outstanding at end of period (in thousands)	510	547	617	653	720	646	674	570	324	82
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.914	$17.905	$19.039	$19.106	$18.913	$17.134	$17.084	$15.743	$12.793	$—
Accumulation Unit Value at end of period	$19.330	$18.914	$17.905	$19.039	$19.106	$18.913	$17.134	$17.084	$15.743	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,011	1,107	1,249	1,437	1,481	1,276	1,154	849	450	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.670	$17.692	$18.830	$18.915	$18.744	$16.997	$16.965	$15.649	$12.729	$14.677
Accumulation Unit Value at end of period	$19.062	$18.670	$17.692	$18.830	$18.915	$18.744	$16.997	$16.965	$15.649	$12.729
Number of Accumulation Units outstanding at end of period (in thousands)	21	23	30	34	45	46	51	64	66	46
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.325	$14.530	$15.473	$15.551	$15.417	$13.988	$13.968	$12.891	$10.491	$—
Accumulation Unit Value at end of period	$15.639	$15.325	$14.530	$15.473	$15.551	$15.417	$13.988	$13.968	$12.891	$—
Number of Accumulation Units outstanding at end of period (in thousands)	34	39	40	53	56	75	74	32	3	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.264	$14.479	$15.426	$15.511	$15.386	$13.966	$13.954	$12.884	$10.490	$—
Accumulation Unit Value at end of period	$15.568	$15.264	$14.479	$15.426	$15.511	$15.386	$13.966	$13.954	$12.884	$—
Number of Accumulation Units outstanding at end of period (in thousands)	25	23	38	37	36	24	44	6	2	—

41

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.079	$14.325	$15.285	$15.393	$15.291	$13.901	$13.910	$12.863	$10.489	$—
Accumulation Unit Value at end of period	$15.358	$15.079	$14.325	$15.285	$15.393	$15.291	$13.901	$13.910	$12.863	$—
Number of Accumulation Units outstanding at end of period (in thousands)	23	31	27	29	23	23	20	18	1	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$0.965	$0.972	$0.988	$1.004	$1.021	$1.038	$1.056	$1.074	$1.092	$1.087
Accumulation Unit Value at end of period	$0.958	$0.965	$0.972	$0.988	$1.004	$1.021	$1.038	$1.056	$1.074	$1.092
Number of Accumulation Units outstanding at end of period (in thousands)	22,809	27,228	33,690	42,965	57,253	90,101	110,786	115,774	152,111	273,481
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$0.942	$0.950	$0.967	$0.984	$1.002	$1.021	$1.040	$1.059	$1.078	$1.076
Accumulation Unit Value at end of period	$0.934	$0.942	$0.950	$0.967	$0.984	$1.002	$1.021	$1.040	$1.059	$1.078
Number of Accumulation Units outstanding at end of period (in thousands)	5,545	7,063	8,919	13,400	18,850	36,188	44,644	52,218	71,443	118,336
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$0.935	$0.944	$0.960	$0.978	$0.997	$1.016	$1.035	$1.055	$1.075	$1.072
Accumulation Unit Value at end of period	$0.926	$0.935	$0.944	$0.960	$0.978	$0.997	$1.016	$1.035	$1.055	$1.075
Number of Accumulation Units outstanding at end of period (in thousands)	3,915	4,534	5,369	5,894	9,836	12,297	17,572	16,268	27,103	46,701
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$0.912	$0.922	$0.940	$0.959	$0.979	$0.999	$1.019	$1.041	$1.061	$1.061
Accumulation Unit Value at end of period	$0.903	$0.912	$0.922	$0.940	$0.959	$0.979	$0.999	$1.019	$1.041	$1.061
Number of Accumulation Units outstanding at end of period (in thousands)	4,936	6,568	7,508	9,427	12,434	18,751	25,260	26,655	37,367	76,418
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$0.912	$0.922	$0.940	$0.959	$0.979	$0.999	$1.019	$1.041	$1.061	$1.061
Accumulation Unit Value at end of period	$0.903	$0.912	$0.922	$0.940	$0.959	$0.979	$0.999	$1.019	$1.041	$1.061
Number of Accumulation Units outstanding at end of period (in thousands)	4,936	6,568	7,508	9,427	12,434	18,751	25,260	26,655	37,367	76,418
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.937	$0.948	$0.968	$0.989	$1.011	$1.033	$1.056	$1.080	$1.103	$1.104
Accumulation Unit Value at end of period	$0.925	$0.937	$0.948	$0.968	$0.989	$1.011	$1.033	$1.056	$1.080	$1.103
Number of Accumulation Units outstanding at end of period (in thousands)	11,251	14,120	19,661	24,269	44,166	61,026	83,313	96,261	142,348	250,261
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$0.937	$0.948	$0.968	$0.989	$1.011	$1.033	$1.056	$1.080	$1.103	$1.104
Accumulation Unit Value at end of period	$0.925	$0.937	$0.948	$0.968	$0.989	$1.011	$1.033	$1.056	$1.080	$1.103
Number of Accumulation Units outstanding at end of period (in thousands)	11,251	14,120	19,661	24,269	44,166	61,026	83,313	96,261	142,348	250,261

42

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$0.886	$0.898	$0.917	$0.937	$0.958	$0.980	$1.002	$1.025	$1.048	$1.049
Accumulation Unit Value at end of period	$0.875	$0.886	$0.898	$0.917	$0.937	$0.958	$0.980	$1.002	$1.025	$1.048
Number of Accumulation Units outstanding at end of period (in thousands)	984	1,144	1,223	1,310	2,628	3,434	3,885	4,707	4,317	7,940
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.917	$0.929	$0.950	$0.972	$0.995	$1.019	$1.043	$1.068	$1.092	$1.095
Accumulation Unit Value at end of period	$0.904	$0.917	$0.929	$0.950	$0.972	$0.995	$1.019	$1.043	$1.068	$1.092
Number of Accumulation Units outstanding at end of period (in thousands)	1,221	1,152	1,340	1,600	1,988	3,283	3,679	4,166	6,297	10,493
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.867	$0.880	$0.900	$0.921	$0.943	$0.966	$0.990	$1.014	$1.038	$1.041
Accumulation Unit Value at end of period	$0.855	$0.867	$0.880	$0.900	$0.921	$0.943	$0.966	$0.990	$1.014	$1.038
Number of Accumulation Units outstanding at end of period (in thousands)	2,197	1,942	2,476	3,094	4,086	6,659	9,911	5,688	4,455	2,858
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$0.867	$0.880	$0.900	$0.921	$0.943	$0.966	$0.990	$1.014	$1.038	$1.041
Accumulation Unit Value at end of period	$0.855	$0.867	$0.880	$0.900	$0.921	$0.943	$0.966	$0.990	$1.014	$1.038
Number of Accumulation Units outstanding at end of period (in thousands)	2,197	1,942	2,476	3,094	4,086	6,659	9,911	5,688	4,455	2,858
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.862	$0.875	$0.895	$0.917	$0.939	$0.963	$0.986	$1.011	$1.035	$—
Accumulation Unit Value at end of period	$0.849	$0.862	$0.875	$0.895	$0.917	$0.939	$0.963	$0.986	$1.011	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7,258	7,919	7,943	8,172	8,509	13,434	12,863	7,480	7,564	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.851	$0.864	$0.885	$0.907	$0.931	$0.955	$0.980	$1.005	$1.030	$1.035
Accumulation Unit Value at end of period	$0.838	$0.851	$0.864	$0.885	$0.907	$0.931	$0.955	$0.980	$1.005	$1.030
Number of Accumulation Units outstanding at end of period (in thousands)	99	62	67	157	223	624	718	890	711	906
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.208	$8.344	$8.553	$8.769	$9.000	$9.237	$9.481	$9.730	$9.980	$—
Accumulation Unit Value at end of period	$8.079	$8.208	$8.344	$8.553	$8.769	$9.000	$9.237	$9.481	$9.730	$—
Number of Accumulation Units outstanding at end of period (in thousands)	16	17	19	11	6	17	30	26	19	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.175	$8.314	$8.527	$8.747	$8.982	$9.223	$9.471	$9.725	$9.979	$—
Accumulation Unit Value at end of period	$8.042	$8.175	$8.314	$8.527	$8.747	$8.982	$9.223	$9.471	$9.725	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	2	2	2	4	21	31	2	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.076	$8.226	$8.449	$8.680	$8.927	$9.180	$9.441	$9.709	$9.978	$—
Accumulation Unit Value at end of period	$7.933	$8.076	$8.226	$8.449	$8.680	$8.927	$9.180	$9.441	$9.709	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	1	2	2	2	—	—	—	—	—

43

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.680	$15.595	$15.106	$14.169	$10.284	$9.197	$10.722	$—	$—	$—
Accumulation Unit Value at end of period	$19.630	$15.680	$15.595	$15.106	$14.169	$10.284	$9.197	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	232	271	339	430	521	896	485	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.544	$15.483	$15.020	$14.110	$10.256	$9.186	$10.720	$—	$—	$—
Accumulation Unit Value at end of period	$19.431	$15.544	$15.483	$15.020	$14.110	$10.256	$9.186	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	154	186	207	275	341	465	344	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$15.499	$15.446	$14.992	$14.090	$10.247	$9.183	$10.720	$—	$—	$—
Accumulation Unit Value at end of period	$19.365	$15.499	$15.446	$14.992	$14.090	$10.247	$9.183	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	66	74	87	126	159	191	109	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.365	$15.336	$14.907	$14.031	$10.220	$9.172	$10.718	$—	$—	$—
Accumulation Unit Value at end of period	$19.169	$15.365	$15.336	$14.907	$14.031	$10.220	$9.172	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	139	145	182	223	296	388	194	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.365	$15.336	$14.907	$14.031	$10.220	$9.172	$10.718	$—	$—	$—
Accumulation Unit Value at end of period	$19.169	$15.365	$15.336	$14.907	$14.031	$10.220	$9.172	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	139	145	182	223	296	388	194	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.232	$15.226	$14.822	$13.973	$10.192	$9.161	$10.716	$—	$—	$—
Accumulation Unit Value at end of period	$18.975	$15.232	$15.226	$14.822	$13.973	$10.192	$9.161	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	220	267	313	438	529	763	1,125	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.232	$15.226	$14.822	$13.973	$10.192	$9.161	$10.716	$—	$—	$—
Accumulation Unit Value at end of period	$18.975	$15.232	$15.226	$14.822	$13.973	$10.192	$9.161	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	220	267	313	438	529	763	1,125	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.188	$15.189	$14.794	$13.953	$10.183	$9.157	$10.715	$—	$—	$—
Accumulation Unit Value at end of period	$18.911	$15.188	$15.189	$14.794	$13.953	$10.183	$9.157	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	16	18	20	23	31	28	—	—	—

44

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.100	$15.117	$14.738	$13.914	$10.165	$9.150	$10.713	$—	$—	$—
Accumulation Unit Value at end of period	$18.783	$15.100	$15.117	$14.738	$13.914	$10.165	$9.150	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	25	30	40	79	64	67	19	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.057	$15.081	$14.710	$13.895	$10.156	$9.146	$10.713	$—	$—	$—
Accumulation Unit Value at end of period	$18.719	$15.057	$15.081	$14.710	$13.895	$10.156	$9.146	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	139	149	222	205	118	123	50	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.057	$15.081	$14.710	$13.895	$10.156	$9.146	$10.713	$—	$—	$—
Accumulation Unit Value at end of period	$18.719	$15.057	$15.081	$14.710	$13.895	$10.156	$9.146	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	139	149	222	205	118	123	50	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.013	$15.045	$14.683	$13.876	$10.147	$9.143	$10.712	$—	$—	$—
Accumulation Unit Value at end of period	$18.656	$15.013	$15.045	$14.683	$13.876	$10.147	$9.143	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	189	152	193	207	179	161	91	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.926	$14.973	$14.627	$13.837	$10.128	$9.136	$10.711	$—	$—	$—
Accumulation Unit Value at end of period	$18.529	$14.926	$14.973	$14.627	$13.837	$10.128	$9.136	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	9	10	14	16	19	11	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.883	$14.937	$14.599	$13.818	$10.119	$9.132	$10.710	$—	$—	$—
Accumulation Unit Value at end of period	$18.467	$14.883	$14.937	$14.599	$13.818	$10.119	$9.132	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	21	24	52	54	11	11	3	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.840	$14.901	$14.572	$13.798	$10.110	$9.128	$10.709	$—	$—	$—
Accumulation Unit Value at end of period	$18.404	$14.840	$14.901	$14.572	$13.798	$10.110	$9.128	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	4	3	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.712	$14.794	$14.489	$13.741	$10.083	$9.118	$10.707	$—	$—	$—
Accumulation Unit Value at end of period	$18.218	$14.712	$14.794	$14.489	$13.741	$10.083	$9.118	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	5	6	5	6	6	2	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.450	$16.097	$17.375	$16.342	$12.860	$11.486	$11.691	$10.854	$8.605	$12.529
Accumulation Unit Value at end of period	$19.416	$17.450	$16.097	$17.375	$16.342	$12.860	$11.486	$11.691	$10.854	$8.605
Number of Accumulation Units outstanding at end of period (in thousands)	1,031	1,177	1,388	1,620	2,036	1,534	1,892	2,627	3,246	3,025

45

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$17.143	$15.837	$17.121	$16.127	$12.710	$11.369	$11.589	$10.775	$8.555	$12.476
Accumulation Unit Value at end of period	$19.046	$17.143	$15.837	$17.121	$16.127	$12.710	$11.369	$11.589	$10.775	$8.555
Number of Accumulation Units outstanding at end of period (in thousands)	263	318	404	531	747	1,186	1,887	2,459	2,910	3,165
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$17.041	$15.752	$17.037	$16.056	$12.660	$11.330	$11.555	$10.749	$8.539	$12.458
Accumulation Unit Value at end of period	$18.924	$17.041	$15.752	$17.037	$16.056	$12.660	$11.330	$11.555	$10.749	$8.539
Number of Accumulation Units outstanding at end of period (in thousands)	116	135	167	223	286	389	495	626	809	870
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.741	$15.498	$16.787	$15.844	$12.512	$11.215	$11.454	$10.672	$8.490	$12.405
Accumulation Unit Value at end of period	$18.563	$16.741	$15.498	$16.787	$15.844	$12.512	$11.215	$11.454	$10.672	$8.490
Number of Accumulation Units outstanding at end of period (in thousands)	147	179	216	239	302	401	509	678	846	1,048
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$16.741	$15.498	$16.787	$15.844	$12.512	$11.215	$11.454	$10.672	$8.490	$12.405
Accumulation Unit Value at end of period	$18.563	$16.741	$15.498	$16.787	$15.844	$12.512	$11.215	$11.454	$10.672	$8.490
Number of Accumulation Units outstanding at end of period (in thousands)	147	179	216	239	302	401	509	678	846	1,048
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.447	$15.248	$16.542	$15.636	$12.366	$11.100	$11.354	$10.594	$8.441	$12.352
Accumulation Unit Value at end of period	$18.209	$16.447	$15.248	$16.542	$15.636	$12.366	$11.100	$11.354	$10.594	$8.441
Number of Accumulation Units outstanding at end of period (in thousands)	501	610	794	1,015	1,381	1,939	2,547	3,707	4,718	5,146
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.447	$15.248	$16.542	$15.636	$12.366	$11.100	$11.354	$10.594	$8.441	$12.352
Accumulation Unit Value at end of period	$18.209	$16.447	$15.248	$16.542	$15.636	$12.366	$11.100	$11.354	$10.594	$8.441
Number of Accumulation Units outstanding at end of period (in thousands)	501	610	794	1,015	1,381	1,939	2,547	3,707	4,718	5,146
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.350	$15.165	$16.460	$15.567	$12.318	$11.062	$11.321	$10.569	$8.425	$12.335
Accumulation Unit Value at end of period	$18.092	$16.350	$15.165	$16.460	$15.567	$12.318	$11.062	$11.321	$10.569	$8.425
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	4	14	14	15	15	24	27	41
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.157	$15.002	$16.299	$15.430	$12.222	$10.987	$11.255	$10.518	$8.393	$12.300
Accumulation Unit Value at end of period	$17.862	$16.157	$15.002	$16.299	$15.430	$12.222	$10.987	$11.255	$10.518	$8.393
Number of Accumulation Units outstanding at end of period (in thousands)	18	19	27	38	46	54	67	80	109	105
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.062	$14.921	$16.219	$15.362	$12.174	$10.949	$11.222	$10.492	$8.377	$12.282
Accumulation Unit Value at end of period	$17.747	$16.062	$14.921	$16.219	$15.362	$12.174	$10.949	$11.222	$10.492	$8.377
Number of Accumulation Units outstanding at end of period (in thousands)	158	179	213	248	310	353	457	334	132	39
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.062	$14.921	$16.219	$15.362	$12.174	$10.949	$11.222	$10.492	$8.377	$12.282
Accumulation Unit Value at end of period	$17.747	$16.062	$14.921	$16.219	$15.362	$12.174	$10.949	$11.222	$10.492	$8.377
Number of Accumulation Units outstanding at end of period (in thousands)	158	179	213	248	310	353	457	334	132	39

46

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.967	$14.840	$16.140	$15.294	$12.126	$10.912	$11.190	$10.467	$8.361	$—
Accumulation Unit Value at end of period	$17.634	$15.967	$14.840	$16.140	$15.294	$12.126	$10.912	$11.190	$10.467	$—
Number of Accumulation Units outstanding at end of period (in thousands)	415	455	502	666	710	568	608	505	322	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.779	$14.680	$15.982	$15.159	$12.031	$10.838	$11.125	$10.417	$8.329	$12.230
Accumulation Unit Value at end of period	$17.409	$15.779	$14.680	$15.982	$15.159	$12.031	$10.838	$11.125	$10.417	$8.329
Number of Accumulation Units outstanding at end of period (in thousands)	6	7	16	16	17	9	8	8	8	8
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.199	$17.870	$19.465	$18.472	$14.668	$13.219	$13.576	$12.718	$10.174	$—
Accumulation Unit Value at end of period	$21.171	$19.199	$17.870	$19.465	$18.472	$14.668	$13.219	$13.576	$12.718	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	5	5	5	7	8	4	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.121	$17.807	$19.405	$18.425	$14.638	$13.199	$13.562	$12.711	$10.174	$—
Accumulation Unit Value at end of period	$21.075	$19.121	$17.807	$19.405	$18.425	$14.638	$13.199	$13.562	$12.711	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	3	1	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.891	$17.619	$19.229	$18.285	$14.549	$13.138	$13.519	$12.691	$10.172	$—
Accumulation Unit Value at end of period	$20.789	$18.891	$17.619	$19.229	$18.285	$14.549	$13.138	$13.519	$12.691	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	3	—	1	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.421	$9.574	$9.737	$9.902	$9.979	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.315	$9.421	$9.574	$9.737	$9.902	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,920	1,905	2,130	1,673	1,902	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.371	$9.536	$9.714	$9.894	$9.977	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.251	$9.371	$9.536	$9.714	$9.894	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,216	466	1,108	998	493	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$9.354	$9.524	$9.706	$9.891	$9.977	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.229	$9.354	$9.524	$9.706	$9.891	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	191	242	223	161	221	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.304	$9.487	$9.683	$9.882	$9.975	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.166	$9.304	$9.487	$9.683	$9.882	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	310	377	342	297	293	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.304	$9.487	$9.683	$9.882	$9.975	$—	$—	$—	$—	$—

47

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Accumulation Unit Value at end of period	$9.166	$9.304	$9.487	$9.683	$9.882	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	310	377	342	297	293	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.254	$9.450	$9.660	$9.873	$9.973	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.103	$9.254	$9.450	$9.660	$9.873	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	726	918	1,100	964	1,186	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.254	$9.450	$9.660	$9.873	$9.973	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.103	$9.254	$9.450	$9.660	$9.873	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	726	918	1,100	964	1,186	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.237	$9.438	$9.652	$9.870	$9.972	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.082	$9.237	$9.438	$9.652	$9.870	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	71	84	20	21	50	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.204	$9.414	$9.637	$9.864	$9.971	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.041	$9.204	$9.414	$9.637	$9.864	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	81	76	69	35	39	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.187	$9.402	$9.629	$9.862	$9.971	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.020	$9.187	$9.402	$9.629	$9.862	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	142	295	332	284	228	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.187	$9.402	$9.629	$9.862	$9.971	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.020	$9.187	$9.402	$9.629	$9.862	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	142	295	332	284	228	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.171	$9.389	$9.621	$9.859	$9.970	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.999	$9.171	$9.389	$9.621	$9.859	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	772	1,179	1,130	1,068	442	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.138	$9.365	$9.606	$9.853	$9.969	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.958	$9.138	$9.365	$9.606	$9.853	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	13	47	2	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.122	$9.353	$9.598	$9.850	$9.968	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.938	$9.122	$9.353	$9.598	$9.850	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	3	7	6	3	—	—	—	—	—

48

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.105	$9.341	$9.591	$9.847	$9.967	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.917	$9.105	$9.341	$9.591	$9.847	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	15	2	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.056	$9.305	$9.568	$9.838	$9.965	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.856	$9.056	$9.305	$9.568	$9.838	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Government Securities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.327	$1.334	$1.352	$1.321	$1.379	$1.369	$1.291	$1.245	$1.267	$1.147
Accumulation Unit Value at end of period	$1.331	$1.327	$1.334	$1.352	$1.321	$1.379	$1.369	$1.291	$1.245	$1.267
Number of Accumulation Units outstanding at end of period (in thousands)	29,430	32,680	34,785	33,586	41,146	80,681	91,836	110,869	128,780	163,730
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.297	$1.306	$1.325	$1.297	$1.356	$1.348	$1.273	$1.230	$1.253	$1.137
Accumulation Unit Value at end of period	$1.299	$1.297	$1.306	$1.325	$1.297	$1.356	$1.348	$1.273	$1.230	$1.253
Number of Accumulation Units outstanding at end of period (in thousands)	8,701	10,232	12,323	18,178	23,368	36,145	41,476	52,236	62,546	89,525
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.287	$1.296	$1.317	$1.289	$1.349	$1.341	$1.267	$1.225	$1.249	$1.133
Accumulation Unit Value at end of period	$1.288	$1.287	$1.296	$1.317	$1.289	$1.349	$1.341	$1.267	$1.225	$1.249
Number of Accumulation Units outstanding at end of period (in thousands)	6,042	6,588	7,197	7,453	9,609	12,480	13,631	16,999	21,546	27,809
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.258	$1.269	$1.291	$1.265	$1.326	$1.321	$1.249	$1.210	$1.235	$1.122
Accumulation Unit Value at end of period	$1.257	$1.258	$1.269	$1.291	$1.265	$1.326	$1.321	$1.249	$1.210	$1.235
Number of Accumulation Units outstanding at end of period (in thousands)	4,231	5,381	6,930	7,994	9,913	14,383	16,807	21,840	27,755	46,949
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.258	$1.269	$1.291	$1.265	$1.326	$1.321	$1.249	$1.210	$1.235	$1.122
Accumulation Unit Value at end of period	$1.257	$1.258	$1.269	$1.291	$1.265	$1.326	$1.321	$1.249	$1.210	$1.235
Number of Accumulation Units outstanding at end of period (in thousands)	4,231	5,381	6,930	7,994	9,913	14,383	16,807	21,840	27,755	46,949
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.232	$1.244	$1.267	$1.244	$1.306	$1.303	$1.234	$1.197	$1.224	$1.114
Accumulation Unit Value at end of period	$1.229	$1.232	$1.244	$1.267	$1.244	$1.306	$1.303	$1.234	$1.197	$1.224
Number of Accumulation Units outstanding at end of period (in thousands)	19,032	22,391	28,128	34,759	44,035	60,807	68,451	89,865	110,137	177,194
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.232	$1.244	$1.267	$1.244	$1.306	$1.303	$1.234	$1.197	$1.224	$1.114
Accumulation Unit Value at end of period	$1.229	$1.232	$1.244	$1.267	$1.244	$1.306	$1.303	$1.234	$1.197	$1.224
Number of Accumulation Units outstanding at end of period (in thousands)	19,032	22,391	28,128	34,759	44,035	60,807	68,451	89,865	110,137	177,194

49

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.223	$1.235	$1.259	$1.236	$1.299	$1.296	$1.228	$1.192	$1.219	$1.110
Accumulation Unit Value at end of period	$1.219	$1.223	$1.235	$1.259	$1.236	$1.299	$1.296	$1.228	$1.192	$1.219
Number of Accumulation Units outstanding at end of period (in thousands)	576	707	681	750	879	1,143	1,351	1,824	2,617	3,818
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.206	$1.219	$1.244	$1.223	$1.286	$1.284	$1.219	$1.184	$1.212	$1.105
Accumulation Unit Value at end of period	$1.201	$1.206	$1.219	$1.244	$1.223	$1.286	$1.284	$1.219	$1.184	$1.212
Number of Accumulation Units outstanding at end of period (in thousands)	797	872	1,021	1,257	1,559	1,903	2,217	3,287	4,426	5,703
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.196	$1.211	$1.236	$1.215	$1.278	$1.278	$1.213	$1.179	$1.208	$1.101
Accumulation Unit Value at end of period	$1.191	$1.196	$1.211	$1.236	$1.215	$1.278	$1.278	$1.213	$1.179	$1.208
Number of Accumulation Units outstanding at end of period (in thousands)	3,733	4,231	4,563	5,170	6,392	8,181	9,360	7,501	3,756	1,175
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.196	$1.211	$1.236	$1.215	$1.278	$1.278	$1.213	$1.179	$1.208	$1.101
Accumulation Unit Value at end of period	$1.191	$1.196	$1.211	$1.236	$1.215	$1.278	$1.278	$1.213	$1.179	$1.208
Number of Accumulation Units outstanding at end of period (in thousands)	3,733	4,231	4,563	5,170	6,392	8,181	9,360	7,501	3,756	1,175
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.189	$1.203	$1.229	$1.209	$1.273	$1.273	$1.209	$1.175	$1.205	$—
Accumulation Unit Value at end of period	$1.183	$1.189	$1.203	$1.229	$1.209	$1.273	$1.273	$1.209	$1.175	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12,493	13,601	13,481	15,441	16,541	18,828	13,087	10,038	6,911	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.173	$1.189	$1.215	$1.197	$1.261	$1.263	$1.200	$1.168	$1.199	$1.095
Accumulation Unit Value at end of period	$1.166	$1.173	$1.189	$1.215	$1.197	$1.261	$1.263	$1.200	$1.168	$1.199
Number of Accumulation Units outstanding at end of period (in thousands)	122	158	239	297	342	415	579	638	770	996
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.071	$10.211	$10.444	$10.293	$10.849	$10.866	$10.334	$10.063	$10.329	$—
Accumulation Unit Value at end of period	$10.005	$10.071	$10.211	$10.444	$10.293	$10.849	$10.866	$10.334	$10.063	$—
Number of Accumulation Units outstanding at end of period (in thousands)	16	16	17	23	22	23	18	12	10	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.030	$10.175	$10.412	$10.267	$10.827	$10.849	$10.324	$10.058	$10.329	$—
Accumulation Unit Value at end of period	$9.959	$10.030	$10.175	$10.412	$10.267	$10.827	$10.849	$10.324	$10.058	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	9	9	12	11	6	10	22	18	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.909	$10.067	$10.317	$10.189	$10.760	$10.799	$10.291	$10.041	$10.327	$—
Accumulation Unit Value at end of period	$9.824	$9.909	$10.067	$10.317	$10.189	$10.760	$10.799	$10.291	$10.041	$—
Number of Accumulation Units outstanding at end of period (in thousands)	29	23	13	13	7	5	11	7	1	—

50

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.272	$2.321	$2.418	$2.451	$2.095	$1.844	$2.011	$1.813	$1.363	$2.326
Accumulation Unit Value at end of period	$2.747	$2.272	$2.321	$2.418	$2.451	$2.095	$1.844	$2.011	$1.813	$1.363
Number of Accumulation Units outstanding at end of period (in thousands)	7,096	8,586	9,771	11,114	13,347	15,427	19,664	22,724	26,186	28,712
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.220	$2.272	$2.370	$2.406	$2.060	$1.816	$1.984	$1.790	$1.349	$2.304
Accumulation Unit Value at end of period	$2.681	$2.220	$2.272	$2.370	$2.406	$2.060	$1.816	$1.984	$1.790	$1.349
Number of Accumulation Units outstanding at end of period (in thousands)	1,070	1,422	1,780	2,798	3,724	4,966	6,368	7,666	8,601	9,511
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$2.203	$2.256	$2.354	$2.392	$2.048	$1.807	$1.974	$1.783	$1.344	$2.297
Accumulation Unit Value at end of period	$2.659	$2.203	$2.256	$2.354	$2.392	$2.048	$1.807	$1.974	$1.783	$1.344
Number of Accumulation Units outstanding at end of period (in thousands)	292	368	471	538	868	1,139	1,570	1,843	2,226	2,498
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.153	$2.208	$2.308	$2.348	$2.014	$1.779	$1.947	$1.761	$1.329	$2.275
Accumulation Unit Value at end of period	$2.595	$2.153	$2.208	$2.308	$2.348	$2.014	$1.779	$1.947	$1.761	$1.329
Number of Accumulation Units outstanding at end of period (in thousands)	536	509	578	756	899	1,088	1,367	2,027	2,545	3,388
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.153	$2.208	$2.308	$2.348	$2.014	$1.779	$1.947	$1.761	$1.329	$2.275
Accumulation Unit Value at end of period	$2.595	$2.153	$2.208	$2.308	$2.348	$2.014	$1.779	$1.947	$1.761	$1.329
Number of Accumulation Units outstanding at end of period (in thousands)	536	509	578	756	899	1,088	1,367	2,027	2,545	3,388
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.108	$2.165	$2.266	$2.309	$1.983	$1.755	$1.924	$1.742	$1.317	$2.258
Accumulation Unit Value at end of period	$2.537	$2.108	$2.165	$2.266	$2.309	$1.983	$1.755	$1.924	$1.742	$1.317
Number of Accumulation Units outstanding at end of period (in thousands)	1,518	1,956	2,487	3,252	4,433	6,196	8,953	11,599	19,521	14,250
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.108	$2.165	$2.266	$2.309	$1.983	$1.755	$1.924	$1.742	$1.317	$2.258
Accumulation Unit Value at end of period	$2.537	$2.108	$2.165	$2.266	$2.309	$1.983	$1.755	$1.924	$1.742	$1.317
Number of Accumulation Units outstanding at end of period (in thousands)	1,518	1,956	2,487	3,252	4,433	6,196	8,953	11,599	19,521	14,250
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.092	$2.150	$2.251	$2.295	$1.972	$1.746	$1.915	$1.735	$1.312	$2.251
Accumulation Unit Value at end of period	$2.516	$2.092	$2.150	$2.251	$2.295	$1.972	$1.746	$1.915	$1.735	$1.312
Number of Accumulation Units outstanding at end of period (in thousands)	53	73	87	125	197	240	254	296	321	366
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.063	$2.122	$2.224	$2.270	$1.953	$1.730	$1.899	$1.723	$1.304	$2.240
Accumulation Unit Value at end of period	$2.479	$2.063	$2.122	$2.224	$2.270	$1.953	$1.730	$1.899	$1.723	$1.304
Number of Accumulation Units outstanding at end of period (in thousands)	87	90	106	136	168	147	211	378	458	546
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.047	$2.107	$2.210	$2.256	$1.942	$1.721	$1.891	$1.716	$1.299	$2.233
Accumulation Unit Value at end of period	$2.459	$2.047	$2.107	$2.210	$2.256	$1.942	$1.721	$1.891	$1.716	$1.299
Number of Accumulation Units outstanding at end of period (in thousands)	625	678	769	917	955	883	859	792	243	60

51

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.047	$2.107	$2.210	$2.256	$1.942	$1.721	$1.891	$1.716	$1.299	$2.233
Accumulation Unit Value at end of period	$2.459	$2.047	$2.107	$2.210	$2.256	$1.942	$1.721	$1.891	$1.716	$1.299
Number of Accumulation Units outstanding at end of period (in thousands)	625	678	769	917	955	883	859	792	243	60
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.034	$2.094	$2.198	$2.245	$1.933	$1.714	$1.884	$1.711	$1.296	$—
Accumulation Unit Value at end of period	$2.442	$2.034	$2.094	$2.198	$2.245	$1.933	$1.714	$1.884	$1.711	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,398	1,411	1,631	1,556	1,492	1,268	1,835	981	642	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.008	$2.069	$2.174	$2.222	$1.916	$1.701	$1.871	$1.700	$1.290	$2.219
Accumulation Unit Value at end of period	$2.408	$2.008	$2.069	$2.174	$2.222	$1.916	$1.701	$1.871	$1.700	$1.290
Number of Accumulation Units outstanding at end of period (in thousands)	25	25	34	36	62	77	113	125	148	159
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.506	$17.018	$17.886	$18.296	$15.778	$14.016	$15.425	$14.027	$10.645	$—
Accumulation Unit Value at end of period	$19.782	$16.506	$17.018	$17.886	$18.296	$15.778	$14.016	$15.425	$14.027	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	1	1	1	2	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.439	$16.958	$17.831	$18.250	$15.746	$13.995	$15.409	$14.020	$10.645	$—
Accumulation Unit Value at end of period	$19.692	$16.439	$16.958	$17.831	$18.250	$15.746	$13.995	$15.409	$14.020	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	—	2	2	1	4	—	2	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.241	$16.778	$17.669	$18.111	$15.649	$13.930	$15.361	$13.997	$10.643	$—
Accumulation Unit Value at end of period	$19.426	$16.241	$16.778	$17.669	$18.111	$15.649	$13.930	$15.361	$13.997	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	8	5	1	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Mid Cap Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.436	$2.184	$2.315	$2.255	$1.780	$1.632	$1.773	$1.580	$1.235	$1.757
Accumulation Unit Value at end of period	$2.752	$2.436	$2.184	$2.315	$2.255	$1.780	$1.632	$1.773	$1.580	$1.235
Number of Accumulation Units outstanding at end of period (in thousands)	6,182	7,072	8,421	9,682	12,003	14,523	18,463	22,332	27,075	27,921
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.381	$2.138	$2.269	$2.214	$1.750	$1.607	$1.749	$1.561	$1.221	$1.740
Accumulation Unit Value at end of period	$2.686	$2.381	$2.138	$2.269	$2.214	$1.750	$1.607	$1.749	$1.561	$1.221
Number of Accumulation Units outstanding at end of period (in thousands)	1,715	2,001	2,303	3,270	4,227	6,341	8,677	11,333	13,558	13,855
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$2.363	$2.123	$2.254	$2.200	$1.741	$1.599	$1.741	$1.555	$1.217	$1.735
Accumulation Unit Value at end of period	$2.664	$2.363	$2.123	$2.254	$2.200	$1.741	$1.599	$1.741	$1.555	$1.217
Number of Accumulation Units outstanding at end of period (in thousands)	1,099	1,168	1,376	1,707	2,157	3,404	4,201	5,499	6,784	7,554

52

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.309	$2.078	$2.210	$2.160	$1.711	$1.574	$1.716	$1.535	$1.204	$1.719
Accumulation Unit Value at end of period	$2.600	$2.309	$2.078	$2.210	$2.160	$1.711	$1.574	$1.716	$1.535	$1.204
Number of Accumulation Units outstanding at end of period (in thousands)	2,129	2,823	3,147	3,918	4,880	6,669	8,274	11,250	14,608	18,140
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.309	$2.078	$2.210	$2.160	$1.711	$1.574	$1.716	$1.535	$1.204	$1.719
Accumulation Unit Value at end of period	$2.600	$2.309	$2.078	$2.210	$2.160	$1.711	$1.574	$1.716	$1.535	$1.204
Number of Accumulation Units outstanding at end of period (in thousands)	2,129	2,823	3,147	3,918	4,880	6,669	8,274	11,250	14,608	18,140
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.261	$2.037	$2.170	$2.124	$1.686	$1.553	$1.696	$1.519	$1.193	$1.705
Accumulation Unit Value at end of period	$2.542	$2.261	$2.037	$2.170	$2.124	$1.686	$1.553	$1.696	$1.519	$1.193
Number of Accumulation Units outstanding at end of period (in thousands)	3,106	3,797	4,728	6,238	8,012	12,342	16,263	21,501	27,183	29,927
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.261	$2.037	$2.170	$2.124	$1.686	$1.553	$1.696	$1.519	$1.193	$1.705
Accumulation Unit Value at end of period	$2.542	$2.261	$2.037	$2.170	$2.124	$1.686	$1.553	$1.696	$1.519	$1.193
Number of Accumulation Units outstanding at end of period (in thousands)	3,106	3,797	4,728	6,238	8,012	12,342	16,263	21,501	27,183	29,927
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.244	$2.023	$2.156	$2.111	$1.676	$1.545	$1.688	$1.513	$1.188	$1.700
Accumulation Unit Value at end of period	$2.521	$2.244	$2.023	$2.156	$2.111	$1.676	$1.545	$1.688	$1.513	$1.188
Number of Accumulation Units outstanding at end of period (in thousands)	183	225	217	259	341	593	651	899	1,057	1,262
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.212	$1.997	$2.130	$2.088	$1.659	$1.531	$1.674	$1.502	$1.181	$1.692
Accumulation Unit Value at end of period	$2.483	$2.212	$1.997	$2.130	$2.088	$1.659	$1.531	$1.674	$1.502	$1.181
Number of Accumulation Units outstanding at end of period (in thousands)	350	404	452	510	683	999	1,209	1,699	2,045	2,306
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.196	$1.983	$2.116	$2.075	$1.650	$1.523	$1.667	$1.496	$1.177	$1.686
Accumulation Unit Value at end of period	$2.463	$2.196	$1.983	$2.116	$2.075	$1.650	$1.523	$1.667	$1.496	$1.177
Number of Accumulation Units outstanding at end of period (in thousands)	2,128	2,259	2,339	2,772	3,131	3,119	3,589	2,902	1,868	837
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.196	$1.983	$2.116	$2.075	$1.650	$1.523	$1.667	$1.496	$1.177	$1.686
Accumulation Unit Value at end of period	$2.463	$2.196	$1.983	$2.116	$2.075	$1.650	$1.523	$1.667	$1.496	$1.177
Number of Accumulation Units outstanding at end of period (in thousands)	2,128	2,259	2,339	2,772	3,131	3,119	3,589	2,902	1,868	837
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.181	$1.971	$2.104	$2.065	$1.643	$1.517	$1.661	$1.492	$1.174	$—
Accumulation Unit Value at end of period	$2.446	$2.181	$1.971	$2.104	$2.065	$1.643	$1.517	$1.661	$1.492	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4,407	5,020	4,973	6,367	6,092	5,754	5,468	3,865	1,816	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.153	$1.947	$2.081	$2.044	$1.628	$1.505	$1.649	$1.483	$1.168	$1.676
Accumulation Unit Value at end of period	$2.412	$2.153	$1.947	$2.081	$2.044	$1.628	$1.505	$1.649	$1.483	$1.168
Number of Accumulation Units outstanding at end of period (in thousands)	58	73	80	132	203	187	162	195	163	186

53

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.813	$17.022	$18.204	$17.890	$14.254	$13.185	$14.454	$13.000	$10.246	$—
Accumulation Unit Value at end of period	$21.066	$18.813	$17.022	$18.204	$17.890	$14.254	$13.185	$14.454	$13.000	$—
Number of Accumulation Units outstanding at end of period (in thousands)	20	22	17	18	13	14	19	14	7	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.737	$16.962	$18.149	$17.845	$14.225	$13.164	$14.439	$12.993	$10.246	$—
Accumulation Unit Value at end of period	$20.970	$18.737	$16.962	$18.149	$17.845	$14.225	$13.164	$14.439	$12.993	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	14	16	19	18	11	16	6	2	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.511	$16.782	$17.984	$17.709	$14.138	$13.103	$14.394	$12.972	$10.244	$—
Accumulation Unit Value at end of period	$20.686	$18.511	$16.782	$17.984	$17.709	$14.138	$13.103	$14.394	$12.972	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	3	3	1	4	5	6	6	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.896	$14.029	$14.099	$13.274	$9.854	$10.014	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.735	$13.896	$14.029	$14.099	$13.274	$9.854	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	48	58	78	99	112	101	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$13.796	$13.948	$14.039	$13.237	$9.841	$10.012	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.589	$13.796	$13.948	$14.039	$13.237	$9.841	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	18	23	33	35	46	44	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$13.763	$13.921	$14.019	$13.225	$9.837	$10.011	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.541	$13.763	$13.921	$14.019	$13.225	$9.837	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	11	37	21	24	25	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.663	$13.842	$13.960	$13.189	$9.825	$10.008	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.397	$13.663	$13.842	$13.960	$13.189	$9.825	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	33	50	78	37	49	29	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$13.663	$13.842	$13.960	$13.189	$9.825	$10.008	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.397	$13.663	$13.842	$13.960	$13.189	$9.825	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	33	50	78	37	49	29	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.565	$13.762	$13.901	$13.153	$9.813	$10.006	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.254	$13.565	$13.762	$13.901	$13.153	$9.813	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	37	33	80	60	159	122	—	—	—	—

54

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.565	$13.762	$13.901	$13.153	$9.813	$10.006	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.254	$13.565	$13.762	$13.901	$13.153	$9.813	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	37	33	80	60	159	122	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.532	$13.736	$13.881	$13.141	$9.809	$10.005	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.207	$13.532	$13.736	$13.881	$13.141	$9.809	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	14	15	17	16	19	20	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.467	$13.683	$13.842	$13.117	$9.800	$10.003	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.112	$13.467	$13.683	$13.842	$13.117	$9.800	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	2	3	2	3	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.434	$13.657	$13.822	$13.105	$9.796	$10.003	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.066	$13.434	$13.657	$13.822	$13.105	$9.796	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	18	13	17	21	33	23	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.434	$13.657	$13.822	$13.105	$9.796	$10.003	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.066	$13.434	$13.657	$13.822	$13.105	$9.796	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	18	13	17	21	33	23	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.402	$13.631	$13.803	$13.093	$9.792	$10.002	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.019	$13.402	$13.631	$13.803	$13.093	$9.792	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	30	34	42	35	31	25	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.337	$13.579	$13.764	$13.069	$9.784	$10.000	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.926	$13.337	$13.579	$13.764	$13.069	$9.784	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.305	$13.553	$13.744	$13.057	$9.780	$9.999	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.879	$13.305	$13.553	$13.744	$13.057	$9.780	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.273	$13.527	$13.725	$13.045	$9.776	$9.998	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.833	$13.273	$13.527	$13.725	$13.045	$9.776	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

55

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.177	$13.449	$13.666	$13.009	$9.764	$9.996	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.695	$13.177	$13.449	$13.666	$13.009	$9.764	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.786	$20.681	$22.265	$22.124	$16.370	$14.619	$14.979	$11.853	$9.940	$14.719
Accumulation Unit Value at end of period	$25.551	$22.786	$20.681	$22.265	$22.124	$16.370	$14.619	$14.979	$11.853	$9.940
Number of Accumulation Units outstanding at end of period (in thousands)	469	542	646	714	902	1,355	1,887	2,199	2,348	2,375
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$22.339	$20.306	$21.894	$21.788	$16.145	$14.440	$14.818	$11.743	$9.862	$14.626
Accumulation Unit Value at end of period	$25.012	$22.339	$20.306	$21.894	$21.788	$16.145	$14.440	$14.818	$11.743	$9.862
Number of Accumulation Units outstanding at end of period (in thousands)	112	151	152	246	402	524	675	951	1,135	1,128
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$22.192	$20.183	$21.771	$21.677	$16.071	$14.381	$14.764	$11.707	$9.837	$14.596
Accumulation Unit Value at end of period	$24.835	$22.192	$20.183	$21.771	$21.677	$16.071	$14.381	$14.764	$11.707	$9.837
Number of Accumulation Units outstanding at end of period (in thousands)	39	45	49	62	107	138	189	229	289	293
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.757	$19.816	$21.409	$21.348	$15.851	$14.205	$14.606	$11.598	$9.760	$14.504
Accumulation Unit Value at end of period	$24.312	$21.757	$19.816	$21.409	$21.348	$15.851	$14.205	$14.606	$11.598	$9.760
Number of Accumulation Units outstanding at end of period (in thousands)	41	53	63	82	146	131	248	245	270	306
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$21.757	$19.816	$21.409	$21.348	$15.851	$14.205	$14.606	$11.598	$9.760	$14.504
Accumulation Unit Value at end of period	$24.312	$21.757	$19.816	$21.409	$21.348	$15.851	$14.205	$14.606	$11.598	$9.760
Number of Accumulation Units outstanding at end of period (in thousands)	41	53	63	82	146	131	248	245	270	306
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.330	$19.457	$21.052	$21.024	$15.633	$14.031	$14.448	$11.491	$9.684	$14.413
Accumulation Unit Value at end of period	$23.799	$21.330	$19.457	$21.052	$21.024	$15.633	$14.031	$14.448	$11.491	$9.684
Number of Accumulation Units outstanding at end of period (in thousands)	198	249	320	401	596	795	1,084	1,355	1,676	2,127
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.330	$19.457	$21.052	$21.024	$15.633	$14.031	$14.448	$11.491	$9.684	$14.413
Accumulation Unit Value at end of period	$23.799	$21.330	$19.457	$21.052	$21.024	$15.633	$14.031	$14.448	$11.491	$9.684
Number of Accumulation Units outstanding at end of period (in thousands)	198	249	320	401	596	795	1,084	1,355	1,676	2,127
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.190	$19.339	$20.934	$20.916	$15.562	$13.974	$14.397	$11.455	$9.659	$14.382
Accumulation Unit Value at end of period	$23.631	$21.190	$19.339	$20.934	$20.916	$15.562	$13.974	$14.397	$11.455	$9.659
Number of Accumulation Units outstanding at end of period (in thousands)	7	13	17	15	24	35	40	43	56	63

56

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.912	$19.104	$20.701	$20.704	$15.419	$13.860	$14.293	$11.384	$9.609	$14.322
Accumulation Unit Value at end of period	$23.297	$20.912	$19.104	$20.701	$20.704	$15.419	$13.860	$14.293	$11.384	$9.609
Number of Accumulation Units outstanding at end of period (in thousands)	9	9	14	18	33	26	32	52	63	56
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.774	$18.988	$20.585	$20.599	$15.348	$13.803	$14.242	$11.349	$9.584	$14.292
Accumulation Unit Value at end of period	$23.132	$20.774	$18.988	$20.585	$20.599	$15.348	$13.803	$14.242	$11.349	$9.584
Number of Accumulation Units outstanding at end of period (in thousands)	70	76	84	87	119	109	117	82	32	6
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.774	$18.988	$20.585	$20.599	$15.348	$13.803	$14.242	$11.349	$9.584	$14.292
Accumulation Unit Value at end of period	$23.132	$20.774	$18.988	$20.585	$20.599	$15.348	$13.803	$14.242	$11.349	$9.584
Number of Accumulation Units outstanding at end of period (in thousands)	70	76	84	87	119	109	117	82	32	6
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.639	$18.874	$20.472	$20.496	$15.279	$13.748	$14.192	$11.315	$9.560	$—
Accumulation Unit Value at end of period	$22.971	$20.639	$18.874	$20.472	$20.496	$15.279	$13.748	$14.192	$11.315	$—
Number of Accumulation Units outstanding at end of period (in thousands)	192	238	265	280	298	254	210	111	63	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.373	$18.649	$20.248	$20.292	$15.142	$13.638	$14.093	$11.247	$9.512	$14.206
Accumulation Unit Value at end of period	$22.652	$20.373	$18.649	$20.248	$20.292	$15.142	$13.638	$14.093	$11.247	$9.512
Number of Accumulation Units outstanding at end of period (in thousands)	6	7	7	8	8	10	13	16	19	21
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.300	$20.423	$22.186	$22.245	$16.608	$14.966	$15.472	$12.354	$10.454	$—
Accumulation Unit Value at end of period	$24.782	$22.300	$20.423	$22.186	$22.245	$16.608	$14.966	$15.472	$12.354	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	2	1	4	—	1	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.210	$20.351	$22.118	$22.188	$16.574	$14.943	$15.456	$12.347	$10.453	$—
Accumulation Unit Value at end of period	$24.670	$22.210	$20.351	$22.118	$22.188	$16.574	$14.943	$15.456	$12.347	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	—	—	—	2	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.942	$20.136	$21.917	$22.020	$16.473	$14.874	$15.408	$12.327	$10.452	$—
Accumulation Unit Value at end of period	$24.336	$21.942	$20.136	$21.917	$22.020	$16.473	$14.874	$15.408	$12.327	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	1	—	—	1	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Value Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.684	$1.447	$1.643	$1.567	$1.192	$1.030	$1.081	$1.024	$0.704	$1.484
Accumulation Unit Value at end of period	$1.944	$1.684	$1.447	$1.643	$1.567	$1.192	$1.030	$1.081	$1.024	$0.704
Number of Accumulation Units outstanding at end of period (in thousands)	3,039	3,570	3,897	4,553	5,716	9,235	10,976	14,252	17,849	18,997

57

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.645	$1.416	$1.611	$1.539	$1.172	$1.014	$1.066	$1.011	$0.696	$1.470
Accumulation Unit Value at end of period	$1.897	$1.645	$1.416	$1.611	$1.539	$1.172	$1.014	$1.066	$1.011	$0.696
Number of Accumulation Units outstanding at end of period (in thousands)	1,493	1,863	1,697	2,120	2,709	3,802	5,156	9,012	12,349	9,081
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.633	$1.406	$1.600	$1.529	$1.165	$1.009	$1.061	$1.007	$0.693	$1.465
Accumulation Unit Value at end of period	$1.882	$1.633	$1.406	$1.600	$1.529	$1.165	$1.009	$1.061	$1.007	$0.693
Number of Accumulation Units outstanding at end of period (in thousands)	905	1,045	1,159	1,255	1,702	2,149	2,731	3,923	4,447	4,738
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.596	$1.377	$1.568	$1.501	$1.146	$0.994	$1.046	$0.995	$0.686	$1.452
Accumulation Unit Value at end of period	$1.836	$1.596	$1.377	$1.568	$1.501	$1.146	$0.994	$1.046	$0.995	$0.686
Number of Accumulation Units outstanding at end of period (in thousands)	1,589	1,812	2,201	2,657	4,648	6,429	7,166	9,336	12,051	13,888
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.596	$1.377	$1.568	$1.501	$1.146	$0.994	$1.046	$0.995	$0.686	$1.452
Accumulation Unit Value at end of period	$1.836	$1.596	$1.377	$1.568	$1.501	$1.146	$0.994	$1.046	$0.995	$0.686
Number of Accumulation Units outstanding at end of period (in thousands)	1,589	1,812	2,201	2,657	4,648	6,429	7,166	9,336	12,051	13,888
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.563	$1.350	$1.540	$1.477	$1.128	$0.980	$1.033	$0.984	$0.680	$1.440
Accumulation Unit Value at end of period	$1.795	$1.563	$1.350	$1.540	$1.477	$1.128	$0.980	$1.033	$0.984	$0.680
Number of Accumulation Units outstanding at end of period (in thousands)	2,110	2,418	3,051	3,989	5,440	8,415	9,989	13,523	31,721	18,809
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.563	$1.350	$1.540	$1.477	$1.128	$0.980	$1.033	$0.984	$0.680	$1.440
Accumulation Unit Value at end of period	$1.795	$1.563	$1.350	$1.540	$1.477	$1.128	$0.980	$1.033	$0.984	$0.680
Number of Accumulation Units outstanding at end of period (in thousands)	2,110	2,418	3,051	3,989	5,440	8,415	9,989	13,523	31,721	18,809
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.551	$1.340	$1.530	$1.468	$1.122	$0.975	$1.029	$0.980	$0.677	$1.436
Accumulation Unit Value at end of period	$1.781	$1.551	$1.340	$1.530	$1.468	$1.122	$0.975	$1.029	$0.980	$0.677
Number of Accumulation Units outstanding at end of period (in thousands)	267	286	318	355	374	565	705	788	1,027	802
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.529	$1.323	$1.512	$1.451	$1.111	$0.966	$1.020	$0.973	$0.673	$1.429
Accumulation Unit Value at end of period	$1.754	$1.529	$1.323	$1.512	$1.451	$1.111	$0.966	$1.020	$0.973	$0.673
Number of Accumulation Units outstanding at end of period (in thousands)	414	447	589	635	935	987	1,146	1,711	1,683	1,846
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.517	$1.313	$1.502	$1.443	$1.105	$0.961	$1.016	$0.969	$0.671	$1.424
Accumulation Unit Value at end of period	$1.740	$1.517	$1.313	$1.502	$1.443	$1.105	$0.961	$1.016	$0.969	$0.671
Number of Accumulation Units outstanding at end of period (in thousands)	1,554	1,601	1,714	1,813	1,865	1,813	1,975	1,737	1,049	712
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.517	$1.313	$1.502	$1.443	$1.105	$0.961	$1.016	$0.969	$0.671	$1.424
Accumulation Unit Value at end of period	$1.740	$1.517	$1.313	$1.502	$1.443	$1.105	$0.961	$1.016	$0.969	$0.671
Number of Accumulation Units outstanding at end of period (in thousands)	1,554	1,601	1,714	1,813	1,865	1,813	1,975	1,737	1,049	712

58

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.508	$1.306	$1.493	$1.435	$1.100	$0.958	$1.012	$0.966	$0.669	$—
Accumulation Unit Value at end of period	$1.728	$1.508	$1.306	$1.493	$1.435	$1.100	$0.958	$1.012	$0.966	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,780	1,997	2,848	3,157	2,705	2,611	2,421	2,022	1,722	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.488	$1.290	$1.477	$1.421	$1.090	$0.950	$1.005	$0.960	$0.666	$1.416
Accumulation Unit Value at end of period	$1.704	$1.488	$1.290	$1.477	$1.421	$1.090	$0.950	$1.005	$0.960	$0.666
Number of Accumulation Units outstanding at end of period (in thousands)	88	96	134	115	183	237	260	286	347	429
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.922	$19.881	$22.775	$21.923	$16.822	$14.668	$15.528	$14.846	$10.295	$—
Accumulation Unit Value at end of period	$26.229	$22.922	$19.881	$22.775	$21.923	$16.822	$14.668	$15.528	$14.846	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	1	3	2	—	2	2	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.830	$19.810	$22.705	$21.867	$16.787	$14.645	$15.512	$14.838	$10.294	$—
Accumulation Unit Value at end of period	$26.110	$22.830	$19.810	$22.705	$21.867	$16.787	$14.645	$15.512	$14.838	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	4	4	4	1	1	1	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.554	$19.601	$22.499	$21.701	$16.685	$14.577	$15.463	$14.813	$10.293	$—
Accumulation Unit Value at end of period	$25.756	$22.554	$19.601	$22.499	$21.701	$16.685	$14.577	$15.463	$14.813	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	2	5	5	7	8	1	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS Core Equity Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.129	$10.163	$10.548	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.658	$11.129	$10.163	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	165	150	147	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$11.097	$10.149	$10.545	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.598	$11.097	$10.149	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	41	40	42	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$11.086	$10.145	$10.545	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.578	$11.086	$10.145	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	47	50	66	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.054	$10.131	$10.542	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.519	$11.054	$10.131	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	38	53	82	—	—	—	—	—	—	—

59

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$11.054	$10.131	$10.542	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.519	$11.054	$10.131	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	38	53	82	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.023	$10.117	$10.540	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.460	$11.023	$10.117	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	23	30	32	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.023	$10.117	$10.540	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.460	$11.023	$10.117	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	23	30	32	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.012	$10.112	$10.539	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.440	$11.012	$10.112	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	5	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.991	$10.103	$10.537	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.401	$10.991	$10.103	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	22	22	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.981	$10.098	$10.537	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.382	$10.981	$10.098	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	71	78	99	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.981	$10.098	$10.537	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.382	$10.981	$10.098	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	71	78	99	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.970	$10.094	$10.536	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.362	$10.970	$10.094	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	53	45	52	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.949	$10.084	$10.534	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.323	$10.949	$10.084	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	9	10	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.938	$10.080	$10.533	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.304	$10.938	$10.080	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	2	3	—	—	—	—	—	—	—

60

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.928	$10.075	$10.533	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.284	$10.928	$10.075	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.897	$10.061	$10.530	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.226	$10.897	$10.061	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	1	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS Global Equity Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.939	$19.841	$20.470	$20.045	$15.951	$13.155	$13.985	$12.660	$9.757	$14.985
Accumulation Unit Value at end of period	$25.542	$20.939	$19.841	$20.470	$20.045	$15.951	$13.155	$13.985	$12.660	$9.757
Number of Accumulation Units outstanding at end of period (in thousands)	151	193	219	245	305	208	253	284	326	367
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$20.435	$19.392	$20.038	$19.650	$15.661	$12.935	$13.772	$12.486	$9.637	$14.823
Accumulation Unit Value at end of period	$24.889	$20.435	$19.392	$20.038	$19.650	$15.661	$12.935	$13.772	$12.486	$9.637
Number of Accumulation Units outstanding at end of period (in thousands)	38	47	54	65	93	121	127	145	169	158
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$20.283	$19.257	$19.908	$19.533	$15.576	$12.870	$13.710	$12.436	$9.603	$14.779
Accumulation Unit Value at end of period	$24.692	$20.283	$19.257	$19.908	$19.533	$15.576	$12.870	$13.710	$12.436	$9.603
Number of Accumulation Units outstanding at end of period (in thousands)	8	11	13	18	27	47	62	80	99	121
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.795	$18.822	$19.487	$19.149	$15.292	$12.655	$13.501	$12.265	$9.485	$14.619
Accumulation Unit Value at end of period	$24.061	$19.795	$18.822	$19.487	$19.149	$15.292	$12.655	$13.501	$12.265	$9.485
Number of Accumulation Units outstanding at end of period (in thousands)	19	16	19	23	32	75	67	56	70	92
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$19.795	$18.822	$19.487	$19.149	$15.292	$12.655	$13.501	$12.265	$9.485	$14.619
Accumulation Unit Value at end of period	$24.061	$19.795	$18.822	$19.487	$19.149	$15.292	$12.655	$13.501	$12.265	$9.485
Number of Accumulation Units outstanding at end of period (in thousands)	19	16	19	23	32	75	67	56	70	92
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.310	$20.293	$21.042	$20.707	$16.561	$13.726	$14.666	$13.343	$10.334	$15.952
Accumulation Unit Value at end of period	$25.864	$21.310	$20.293	$21.042	$20.707	$16.561	$13.726	$14.666	$13.343	$10.334
Number of Accumulation Units outstanding at end of period (in thousands)	36	40	56	79	97	142	144	163	213	287
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.310	$20.293	$21.042	$20.707	$16.561	$13.726	$14.666	$13.343	$10.334	$15.952
Accumulation Unit Value at end of period	$25.864	$21.310	$20.293	$21.042	$20.707	$16.561	$13.726	$14.666	$13.343	$10.334
Number of Accumulation Units outstanding at end of period (in thousands)	36	40	56	79	97	142	144	163	213	287

61

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.232	$18.324	$19.009	$18.717	$14.977	$12.419	$13.276	$12.084	$9.364	$14.462
Accumulation Unit Value at end of period	$23.331	$19.232	$18.324	$19.009	$18.717	$14.977	$12.419	$13.276	$12.084	$9.364
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	6	6	13	11	9	9	9
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.854	$19.888	$20.653	$20.356	$16.305	$13.533	$14.482	$13.195	$10.235	$15.823
Accumulation Unit Value at end of period	$25.272	$20.854	$19.888	$20.653	$20.356	$16.305	$13.533	$14.482	$13.195	$10.235
Number of Accumulation Units outstanding at end of period (in thousands)	8	10	13	13	12	8	8	5	11	12
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.821	$17.958	$18.658	$18.399	$14.744	$12.245	$13.109	$11.950	$9.274	$14.344
Accumulation Unit Value at end of period	$22.797	$18.821	$17.958	$18.658	$18.399	$14.744	$12.245	$13.109	$11.950	$9.274
Number of Accumulation Units outstanding at end of period (in thousands)	42	41	53	58	53	52	40	29	14	3
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.821	$17.958	$18.658	$18.399	$14.744	$12.245	$13.109	$11.950	$9.274	$14.344
Accumulation Unit Value at end of period	$22.797	$18.821	$17.958	$18.658	$18.399	$14.744	$12.245	$13.109	$11.950	$9.274
Number of Accumulation Units outstanding at end of period (in thousands)	42	41	53	58	53	52	40	29	14	3
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.699	$17.851	$18.556	$18.307	$14.678	$12.196	$13.063	$11.915	$9.251	$—
Accumulation Unit Value at end of period	$22.638	$18.699	$17.851	$18.556	$18.307	$14.678	$12.196	$13.063	$11.915	$—
Number of Accumulation Units outstanding at end of period (in thousands)	45	48	50	60	64	63	59	25	18	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.457	$17.638	$18.353	$18.125	$14.547	$12.098	$12.972	$11.843	$9.205	$14.259
Accumulation Unit Value at end of period	$22.323	$18.457	$17.638	$18.353	$18.125	$14.547	$12.098	$12.972	$11.843	$9.205
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	2	1	1	1	2	1	1
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.141	$20.213	$21.043	$20.792	$16.695	$13.892	$14.903	$13.613	$10.586	$—
Accumulation Unit Value at end of period	$25.557	$21.141	$20.213	$21.043	$20.792	$16.695	$13.892	$14.903	$13.613	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	1	1	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.056	$20.141	$20.979	$20.739	$16.661	$13.871	$14.888	$13.606	$10.585	$—
Accumulation Unit Value at end of period	$25.441	$21.056	$20.141	$20.979	$20.739	$16.661	$13.871	$14.888	$13.606	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	3	3	3	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.801	$19.928	$20.788	$20.581	$16.559	$13.807	$14.841	$13.583	$10.584	$—
Accumulation Unit Value at end of period	$25.096	$20.801	$19.928	$20.788	$20.581	$16.559	$13.807	$14.841	$13.583	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	—	—	—	—	—	—

62

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.956	$10.879	$10.287	$9.605	$7.139	$6.185	$6.312	$5.566	$4.113	$6.684
Accumulation Unit Value at end of period	$14.155	$10.956	$10.879	$10.287	$9.605	$7.139	$6.185	$6.312	$5.566	$4.113
Number of Accumulation Units outstanding at end of period (in thousands)	2,026	2,708	3,042	3,608	4,530	1,218	1,422	1,177	1,351	1,449
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$10.693	$10.632	$10.070	$9.416	$7.009	$6.082	$6.216	$5.490	$4.062	$6.612
Accumulation Unit Value at end of period	$13.793	$10.693	$10.632	$10.070	$9.416	$7.009	$6.082	$6.216	$5.490	$4.062
Number of Accumulation Units outstanding at end of period (in thousands)	253	308	342	500	469	540	855	610	610	726
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$10.613	$10.559	$10.005	$9.360	$6.970	$6.052	$6.188	$5.468	$4.048	$6.592
Accumulation Unit Value at end of period	$13.684	$10.613	$10.559	$10.005	$9.360	$6.970	$6.052	$6.188	$5.468	$4.048
Number of Accumulation Units outstanding at end of period (in thousands)	69	92	108	130	192	238	293	285	309	308
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.357	$10.320	$9.793	$9.175	$6.843	$5.950	$6.094	$5.393	$3.998	$6.521
Accumulation Unit Value at end of period	$13.334	$10.357	$10.320	$9.793	$9.175	$6.843	$5.950	$6.094	$5.393	$3.998
Number of Accumulation Units outstanding at end of period (in thousands)	152	132	269	196	199	231	278	310	398	520
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$10.357	$10.320	$9.793	$9.175	$6.843	$5.950	$6.094	$5.393	$3.998	$6.521
Accumulation Unit Value at end of period	$13.334	$10.357	$10.320	$9.793	$9.175	$6.843	$5.950	$6.094	$5.393	$3.998
Number of Accumulation Units outstanding at end of period (in thousands)	152	132	269	196	199	231	278	310	398	520
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.159	$15.127	$14.376	$13.489	$10.076	$8.775	$8.999	$7.976	$5.922	$9.674
Accumulation Unit Value at end of period	$19.486	$15.159	$15.127	$14.376	$13.489	$10.076	$8.775	$8.999	$7.976	$5.922
Number of Accumulation Units outstanding at end of period (in thousands)	315	371	514	533	664	965	687	766	860	792
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.159	$15.127	$14.376	$13.489	$10.076	$8.775	$8.999	$7.976	$5.922	$9.674
Accumulation Unit Value at end of period	$19.486	$15.159	$15.127	$14.376	$13.489	$10.076	$8.775	$8.999	$7.976	$5.922
Number of Accumulation Units outstanding at end of period (in thousands)	315	371	514	533	664	965	687	766	860	792
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.063	$10.046	$9.553	$8.968	$6.702	$5.839	$5.992	$5.313	$3.947	$6.451
Accumulation Unit Value at end of period	$12.929	$10.063	$10.046	$9.553	$8.968	$6.702	$5.839	$5.992	$5.313	$3.947
Number of Accumulation Units outstanding at end of period (in thousands)	16	18	9	13	30	47	49	54	70	79
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.834	$14.825	$14.111	$13.260	$9.920	$8.651	$8.886	$7.887	$5.865	$9.595
Accumulation Unit Value at end of period	$19.041	$14.834	$14.825	$14.111	$13.260	$9.920	$8.651	$8.886	$7.887	$5.865
Number of Accumulation Units outstanding at end of period (in thousands)	40	48	58	45	53	53	52	51	63	55
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.848	$9.846	$9.377	$8.816	$6.598	$5.757	$5.917	$5.254	$3.909	$6.398
Accumulation Unit Value at end of period	$12.634	$9.848	$9.846	$9.377	$8.816	$6.598	$5.757	$5.917	$5.254	$3.909
Number of Accumulation Units outstanding at end of period (in thousands)	245	260	372	286	294	275	162	60	46	43

63

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.848	$9.846	$9.377	$8.816	$6.598	$5.757	$5.917	$5.254	$3.909	$6.398
Accumulation Unit Value at end of period	$12.634	$9.848	$9.846	$9.377	$8.816	$6.598	$5.757	$5.917	$5.254	$3.909
Number of Accumulation Units outstanding at end of period (in thousands)	245	260	372	286	294	275	162	60	46	43
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.873	$9.876	$9.410	$8.852	$6.628	$5.787	$5.950	$5.286	$3.935	$—
Accumulation Unit Value at end of period	$12.660	$9.873	$9.876	$9.410	$8.852	$6.628	$5.787	$5.950	$5.286	$—
Number of Accumulation Units outstanding at end of period (in thousands)	430	448	534	443	488	481	235	171	188	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.745	$9.759	$9.307	$8.764	$6.569	$5.741	$5.908	$5.255	$3.915	$6.418
Accumulation Unit Value at end of period	$12.484	$9.745	$9.759	$9.307	$8.764	$6.569	$5.741	$5.908	$5.255	$3.915
Number of Accumulation Units outstanding at end of period (in thousands)	7	5	9	12	17	23	25	24	25	33
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.034	$25.081	$23.932	$22.546	$16.908	$14.783	$15.222	$13.546	$10.098	$—
Accumulation Unit Value at end of period	$32.052	$25.034	$25.081	$23.932	$22.546	$16.908	$14.783	$15.222	$13.546	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	13	18	2	1	1	1	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.933	$24.992	$23.859	$22.489	$16.874	$14.760	$15.206	$13.538	$10.097	$—
Accumulation Unit Value at end of period	$31.907	$24.933	$24.992	$23.859	$22.489	$16.874	$14.760	$15.206	$13.538	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	4	4	1	1	1	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.632	$24.727	$23.642	$22.317	$16.771	$14.692	$15.159	$13.516	$10.096	$—
Accumulation Unit Value at end of period	$31.475	$24.632	$24.727	$23.642	$22.317	$16.771	$14.692	$15.159	$13.516	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	5	5	4	2	2	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS High Yield Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.163	$9.976	$10.593	$10.481	$10.141	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.709	$11.163	$9.976	$10.593	$10.481	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,155	1,254	1,363	1,700	2,263	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$11.105	$9.938	$10.569	$10.473	$10.139	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.630	$11.105	$9.938	$10.569	$10.473	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	287	370	430	562	1,372	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$11.085	$9.926	$10.562	$10.470	$10.138	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.604	$11.085	$9.926	$10.562	$10.470	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	163	237	283	318	466	—	—	—	—	—

64

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.027	$9.888	$10.538	$10.462	$10.136	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.526	$11.027	$9.888	$10.538	$10.462	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	325	415	505	617	785	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$11.027	$9.888	$10.538	$10.462	$10.136	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.526	$11.027	$9.888	$10.538	$10.462	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	325	415	505	617	785	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.969	$9.851	$10.514	$10.454	$10.134	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.448	$10.969	$9.851	$10.514	$10.454	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	620	826	977	1,272	1,777	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.969	$9.851	$10.514	$10.454	$10.134	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.448	$10.969	$9.851	$10.514	$10.454	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	620	826	977	1,272	1,777	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.950	$9.839	$10.506	$10.451	$10.134	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.422	$10.950	$9.839	$10.506	$10.451	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	18	24	31	37	56	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.911	$9.814	$10.490	$10.446	$10.132	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.371	$10.911	$9.814	$10.490	$10.446	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	75	87	97	111	133	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.892	$9.802	$10.482	$10.443	$10.132	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.345	$10.892	$9.802	$10.482	$10.443	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	325	391	399	439	500	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.892	$9.802	$10.482	$10.443	$10.132	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.345	$10.892	$9.802	$10.482	$10.443	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	325	391	399	439	500	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.873	$9.789	$10.474	$10.441	$10.131	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.320	$10.873	$9.789	$10.474	$10.441	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	609	573	628	674	817	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.835	$9.765	$10.458	$10.435	$10.129	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.269	$10.835	$9.765	$10.458	$10.435	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	16	20	34	38	—	—	—	—	—

65

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.816	$9.753	$10.450	$10.433	$10.129	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.243	$10.816	$9.753	$10.450	$10.433	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	34	28	20	22	11	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.797	$9.740	$10.442	$10.430	$10.128	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.218	$10.797	$9.740	$10.442	$10.430	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	14	16	18	9	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.740	$9.704	$10.419	$10.422	$10.126	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.142	$10.740	$9.704	$10.419	$10.422	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	23	17	19	45	11	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.662	$14.670	$14.890	$13.643	$10.509	$8.968	$9.326	$8.538	$6.844	$10.402
Accumulation Unit Value at end of period	$18.993	$15.662	$14.670	$14.890	$13.643	$10.509	$8.968	$9.326	$8.538	$6.844
Number of Accumulation Units outstanding at end of period (in thousands)	896	1,049	1,259	1,570	2,083	4,546	6,136	7,490	8,615	9,459
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.284	$14.339	$14.575	$13.375	$10.317	$8.818	$9.183	$8.420	$6.759	$10.290
Accumulation Unit Value at end of period	$18.507	$15.284	$14.339	$14.575	$13.375	$10.317	$8.818	$9.183	$8.420	$6.759
Number of Accumulation Units outstanding at end of period (in thousands)	510	658	868	1,112	1,575	2,348	3,343	4,289	5,016	5,411
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$15.171	$14.239	$14.481	$13.295	$10.261	$8.775	$9.142	$8.387	$6.736	$10.259
Accumulation Unit Value at end of period	$18.360	$15.171	$14.239	$14.481	$13.295	$10.261	$8.775	$9.142	$8.387	$6.736
Number of Accumulation Units outstanding at end of period (in thousands)	221	269	338	429	562	763	993	1,241	1,596	1,750
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.805	$13.917	$14.174	$13.033	$10.074	$8.628	$9.003	$8.271	$6.653	$10.148
Accumulation Unit Value at end of period	$17.891	$14.805	$13.917	$14.174	$13.033	$10.074	$8.628	$9.003	$8.271	$6.653
Number of Accumulation Units outstanding at end of period (in thousands)	226	266	329	389	468	642	815	1,095	1,425	1,757
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$14.805	$13.917	$14.174	$13.033	$10.074	$8.628	$9.003	$8.271	$6.653	$10.148
Accumulation Unit Value at end of period	$17.891	$14.805	$13.917	$14.174	$13.033	$10.074	$8.628	$9.003	$8.271	$6.653
Number of Accumulation Units outstanding at end of period (in thousands)	226	266	329	389	468	642	815	1,095	1,425	1,757
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.594	$13.739	$14.014	$12.906	$9.990	$8.569	$8.955	$8.240	$6.637	$10.140
Accumulation Unit Value at end of period	$17.610	$14.594	$13.739	$14.014	$12.906	$9.990	$8.569	$8.955	$8.240	$6.637
Number of Accumulation Units outstanding at end of period (in thousands)	861	1,104	1,377	1,826	2,499	3,757	4,700	6,286	7,724	8,589

66

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.594	$13.739	$14.014	$12.906	$9.990	$8.569	$8.955	$8.240	$6.637	$10.140
Accumulation Unit Value at end of period	$17.610	$14.594	$13.739	$14.014	$12.906	$9.990	$8.569	$8.955	$8.240	$6.637
Number of Accumulation Units outstanding at end of period (in thousands)	861	1,104	1,377	1,826	2,499	3,757	4,700	6,286	7,724	8,589
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.384	$13.548	$13.827	$12.739	$9.866	$8.467	$8.853	$8.149	$6.568	$10.039
Accumulation Unit Value at end of period	$17.348	$14.384	$13.548	$13.827	$12.739	$9.866	$8.467	$8.853	$8.149	$6.568
Number of Accumulation Units outstanding at end of period (in thousands)	24	37	41	48	63	75	79	89	102	113
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.282	$13.465	$13.756	$12.686	$9.835	$8.449	$8.843	$8.148	$6.574	$10.058
Accumulation Unit Value at end of period	$17.208	$14.282	$13.465	$13.756	$12.686	$9.835	$8.449	$8.843	$8.148	$6.574
Number of Accumulation Units outstanding at end of period (in thousands)	56	57	61	69	84	96	134	198	212	233
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.077	$13.278	$13.571	$12.523	$9.713	$8.348	$8.741	$8.059	$6.505	$9.958
Accumulation Unit Value at end of period	$16.952	$14.077	$13.278	$13.571	$12.523	$9.713	$8.348	$8.741	$8.059	$6.505
Number of Accumulation Units outstanding at end of period (in thousands)	237	268	300	333	388	437	577	419	171	66
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.077	$13.278	$13.571	$12.523	$9.713	$8.348	$8.741	$8.059	$6.505	$9.958
Accumulation Unit Value at end of period	$16.952	$14.077	$13.278	$13.571	$12.523	$9.713	$8.348	$8.741	$8.059	$6.505
Number of Accumulation Units outstanding at end of period (in thousands)	237	268	300	333	388	437	577	419	171	66
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.287	$13.483	$13.788	$12.729	$9.878	$8.494	$8.899	$8.208	$6.629	$—
Accumulation Unit Value at end of period	$17.196	$14.287	$13.483	$13.788	$12.729	$9.878	$8.494	$8.899	$8.208	$—
Number of Accumulation Units outstanding at end of period (in thousands)	567	641	726	868	965	861	889	644	411	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.102	$13.322	$13.637	$12.602	$9.790	$8.426	$8.837	$8.159	$6.596	$10.111
Accumulation Unit Value at end of period	$16.957	$14.102	$13.322	$13.637	$12.602	$9.790	$8.426	$8.837	$8.159	$6.596
Number of Accumulation Units outstanding at end of period (in thousands)	7	9	13	13	16	21	34	49	62	55
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.763	$20.570	$21.066	$19.477	$15.138	$13.036	$13.678	$12.635	$10.219	$—
Accumulation Unit Value at end of period	$26.155	$21.763	$20.570	$21.066	$19.477	$15.138	$13.036	$13.678	$12.635	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	3	4	3	3	4	4	1	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.675	$20.497	$21.002	$19.427	$15.107	$13.015	$13.663	$12.628	$10.219	$—
Accumulation Unit Value at end of period	$26.036	$21.675	$20.497	$21.002	$19.427	$15.107	$13.015	$13.663	$12.628	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	2	3	4	1	—	—

67

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.413	$20.280	$20.810	$19.279	$15.014	$12.955	$13.620	$12.608	$10.217	$—
Accumulation Unit Value at end of period	$25.683	$21.413	$20.280	$20.810	$19.279	$15.014	$12.955	$13.620	$12.608	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS Massachusetts Investors Growth Stock Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.561	$10.127	$10.389	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.335	$10.561	$10.127	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	263	287	321	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$10.531	$10.113	$10.386	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.277	$10.531	$10.113	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	63	103	105	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$10.521	$10.109	$10.385	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.257	$10.521	$10.109	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	102	112	130	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.491	$10.095	$10.383	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.199	$10.491	$10.095	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	158	228	263	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$10.491	$10.095	$10.383	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.199	$10.491	$10.095	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	158	228	263	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.460	$10.081	$10.381	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.142	$10.460	$10.081	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	78	151	193	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.460	$10.081	$10.381	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.142	$10.460	$10.081	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	78	151	193	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.450	$10.076	$10.380	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.123	$10.450	$10.076	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	9	16	—	—	—	—	—	—	—

68

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.430	$10.067	$10.378	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.084	$10.430	$10.067	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	39	42	43	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.420	$10.062	$10.378	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.065	$10.420	$10.062	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	68	84	95	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.420	$10.062	$10.378	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.065	$10.420	$10.062	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	68	84	95	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.410	$10.058	$10.377	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.046	$10.410	$10.058	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	103	105	96	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.391	$10.048	$10.375	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.008	$10.391	$10.048	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	18	18	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.381	$10.044	$10.375	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.989	$10.381	$10.044	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	2	2	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.371	$10.039	$10.374	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.970	$10.371	$10.039	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.341	$10.025	$10.371	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.914	$10.341	$10.025	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS Mid Cap Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.611	$9.319	$9.060	$8.466	$6.252	$5.458	$5.906	$4.634	$3.324	$6.980
Accumulation Unit Value at end of period	$12.000	$9.611	$9.319	$9.060	$8.466	$6.252	$5.458	$5.906	$4.634	$3.324
Number of Accumulation Units outstanding at end of period (in thousands)	519	582	717	825	1,119	1,482	1,894	2,527	2,332	2,420

69

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.380	$9.108	$8.869	$8.299	$6.138	$5.366	$5.816	$4.570	$3.283	$6.905
Accumulation Unit Value at end of period	$11.694	$9.380	$9.108	$8.869	$8.299	$6.138	$5.366	$5.816	$4.570	$3.283
Number of Accumulation Units outstanding at end of period (in thousands)	181	213	235	438	403	521	728	1,316	1,298	1,069
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$9.310	$9.044	$8.812	$8.249	$6.105	$5.340	$5.790	$4.552	$3.272	$6.884
Accumulation Unit Value at end of period	$11.601	$9.310	$9.044	$8.812	$8.249	$6.105	$5.340	$5.790	$4.552	$3.272
Number of Accumulation Units outstanding at end of period (in thousands)	119	142	167	206	265	359	458	650	767	755
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.086	$8.840	$8.625	$8.087	$5.994	$5.250	$5.702	$4.489	$3.232	$6.810
Accumulation Unit Value at end of period	$11.304	$9.086	$8.840	$8.625	$8.087	$5.994	$5.250	$5.702	$4.489	$3.232
Number of Accumulation Units outstanding at end of period (in thousands)	197	257	388	409	549	673	800	1,276	1,549	1,613
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.086	$8.840	$8.625	$8.087	$5.994	$5.250	$5.702	$4.489	$3.232	$6.810
Accumulation Unit Value at end of period	$11.304	$9.086	$8.840	$8.625	$8.087	$5.994	$5.250	$5.702	$4.489	$3.232
Number of Accumulation Units outstanding at end of period (in thousands)	197	257	388	409	549	673	800	1,276	1,549	1,613
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.229	$8.019	$7.836	$7.358	$5.461	$4.791	$5.211	$4.109	$2.962	$6.252
Accumulation Unit Value at end of period	$10.224	$8.229	$8.019	$7.836	$7.358	$5.461	$4.791	$5.211	$4.109	$2.962
Number of Accumulation Units outstanding at end of period (in thousands)	300	459	660	607	835	1,065	1,365	4,177	3,985	2,230
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$8.229	$8.019	$7.836	$7.358	$5.461	$4.791	$5.211	$4.109	$2.962	$6.252
Accumulation Unit Value at end of period	$10.224	$8.229	$8.019	$7.836	$7.358	$5.461	$4.791	$5.211	$4.109	$2.962
Number of Accumulation Units outstanding at end of period (in thousands)	300	459	660	607	835	1,065	1,365	4,177	3,985	2,230
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$8.827	$8.606	$8.413	$7.904	$5.870	$5.152	$5.607	$4.423	$3.190	$6.737
Accumulation Unit Value at end of period	$10.961	$8.827	$8.606	$8.413	$7.904	$5.870	$5.152	$5.607	$4.423	$3.190
Number of Accumulation Units outstanding at end of period (in thousands)	24	31	43	41	45	52	77	140	177	154
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.053	$7.859	$7.691	$7.233	$5.377	$4.724	$5.146	$4.063	$2.934	$6.201
Accumulation Unit Value at end of period	$9.990	$8.053	$7.859	$7.691	$7.233	$5.377	$4.724	$5.146	$4.063	$2.934
Number of Accumulation Units outstanding at end of period (in thousands)	54	58	67	75	115	120	135	184	204	249
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.638	$8.434	$8.258	$7.770	$5.779	$5.080	$5.536	$4.374	$3.160	$6.682
Accumulation Unit Value at end of period	$10.711	$8.638	$8.434	$8.258	$7.770	$5.779	$5.080	$5.536	$4.374	$3.160
Number of Accumulation Units outstanding at end of period (in thousands)	196	210	250	240	247	243	290	340	196	161
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$8.638	$8.434	$8.258	$7.770	$5.779	$5.080	$5.536	$4.374	$3.160	$6.682
Accumulation Unit Value at end of period	$10.711	$8.638	$8.434	$8.258	$7.770	$5.779	$5.080	$5.536	$4.374	$3.160
Number of Accumulation Units outstanding at end of period (in thousands)	196	210	250	240	247	243	290	340	196	161

70

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.582	$8.384	$8.213	$7.731	$5.753	$5.060	$5.517	$4.361	$3.152	$—
Accumulation Unit Value at end of period	$10.636	$8.582	$8.384	$8.213	$7.731	$5.753	$5.060	$5.517	$4.361	$—
Number of Accumulation Units outstanding at end of period (in thousands)	473	436	602	398	344	341	299	430	127	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.472	$8.284	$8.123	$7.654	$5.701	$5.019	$5.478	$4.334	$3.136	$6.642
Accumulation Unit Value at end of period	$10.488	$8.472	$8.284	$8.123	$7.654	$5.701	$5.019	$5.478	$4.334	$3.136
Number of Accumulation Units outstanding at end of period (in thousands)	11	15	19	24	34	42	45	56	63	61
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.425	$26.830	$26.322	$24.817	$18.494	$16.290	$17.789	$14.081	$10.193	$—
Accumulation Unit Value at end of period	$33.935	$27.425	$26.830	$26.322	$24.817	$18.494	$16.290	$17.789	$14.081	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	4	6	3	3	1	1	1	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.314	$26.735	$26.242	$24.753	$18.456	$16.265	$17.770	$14.073	$10.193	$—
Accumulation Unit Value at end of period	$33.781	$27.314	$26.735	$26.242	$24.753	$18.456	$16.265	$17.770	$14.073	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	3	2	3	1	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.984	$26.452	$26.003	$24.565	$18.343	$16.189	$17.714	$14.050	$10.191	$—
Accumulation Unit Value at end of period	$33.323	$26.984	$26.452	$26.003	$24.565	$18.343	$16.189	$17.714	$14.050	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	3	3	3	4	5	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS New Discovery Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.252	$15.159	$15.715	$17.236	$12.388	$10.394	$11.782	$8.790	$5.479	$9.186
Accumulation Unit Value at end of period	$20.238	$16.252	$15.159	$15.715	$17.236	$12.388	$10.394	$11.782	$8.790	$5.479
Number of Accumulation Units outstanding at end of period (in thousands)	599	700	814	1,021	1,311	2,623	3,570	4,460	5,088	6,100
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.861	$14.816	$15.383	$16.897	$12.162	$10.220	$11.602	$8.669	$5.411	$9.086
Accumulation Unit Value at end of period	$19.721	$15.861	$14.816	$15.383	$16.897	$12.162	$10.220	$11.602	$8.669	$5.411
Number of Accumulation Units outstanding at end of period (in thousands)	307	412	488	668	948	1,351	2,085	2,579	3,459	3,750
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$15.743	$14.713	$15.284	$16.796	$12.096	$10.169	$11.550	$8.634	$5.393	$9.059
Accumulation Unit Value at end of period	$19.564	$15.743	$14.713	$15.284	$16.796	$12.096	$10.169	$11.550	$8.634	$5.393
Number of Accumulation Units outstanding at end of period (in thousands)	132	162	196	253	336	492	584	733	995	1,061
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.364	$14.380	$14.960	$16.465	$11.875	$9.999	$11.374	$8.515	$5.326	$8.961
Accumulation Unit Value at end of period	$19.064	$15.364	$14.380	$14.960	$16.465	$11.875	$9.999	$11.374	$8.515	$5.326
Number of Accumulation Units outstanding at end of period (in thousands)	94	130	156	212	388	456	586	766	942	1,028

71

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.364	$14.380	$14.960	$16.465	$11.875	$9.999	$11.374	$8.515	$5.326	$8.961
Accumulation Unit Value at end of period	$19.064	$15.364	$14.380	$14.960	$16.465	$11.875	$9.999	$11.374	$8.515	$5.326
Number of Accumulation Units outstanding at end of period (in thousands)	94	130	156	212	388	456	586	766	942	1,028
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.644	$21.227	$22.116	$24.378	$17.608	$14.848	$16.916	$12.683	$7.945	$13.388
Accumulation Unit Value at end of period	$28.057	$22.644	$21.227	$22.116	$24.378	$17.608	$14.848	$16.916	$12.683	$7.945
Number of Accumulation Units outstanding at end of period (in thousands)	300	398	528	729	1,039	1,490	2,484	2,991	4,336	4,908
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.644	$21.227	$22.116	$24.378	$17.608	$14.848	$16.916	$12.683	$7.945	$13.388
Accumulation Unit Value at end of period	$28.057	$22.644	$21.227	$22.116	$24.378	$17.608	$14.848	$16.916	$12.683	$7.945
Number of Accumulation Units outstanding at end of period (in thousands)	300	398	528	729	1,039	1,490	2,484	2,991	4,336	4,908
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.927	$13.999	$14.593	$16.093	$11.630	$9.812	$11.184	$8.390	$5.258	$8.865
Accumulation Unit Value at end of period	$18.485	$14.927	$13.999	$14.593	$16.093	$11.630	$9.812	$11.184	$8.390	$5.258
Number of Accumulation Units outstanding at end of period (in thousands)	9	11	13	19	33	39	48	65	75	79
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.160	$20.804	$21.708	$23.964	$17.335	$14.640	$16.704	$12.543	$7.869	$13.279
Accumulation Unit Value at end of period	$27.415	$22.160	$20.804	$21.708	$23.964	$17.335	$14.640	$16.704	$12.543	$7.869
Number of Accumulation Units outstanding at end of period (in thousands)	13	16	21	25	88	104	127	75	76	77
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.607	$13.720	$14.324	$15.820	$11.450	$9.675	$11.044	$8.297	$5.208	$8.793
Accumulation Unit Value at end of period	$18.063	$14.607	$13.720	$14.324	$15.820	$11.450	$9.675	$11.044	$8.297	$5.208
Number of Accumulation Units outstanding at end of period (in thousands)	173	206	231	234	417	417	527	330	174	79
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.607	$13.720	$14.324	$15.820	$11.450	$9.675	$11.044	$8.297	$5.208	$8.793
Accumulation Unit Value at end of period	$18.063	$14.607	$13.720	$14.324	$15.820	$11.450	$9.675	$11.044	$8.297	$5.208
Number of Accumulation Units outstanding at end of period (in thousands)	173	206	231	234	417	417	527	330	174	79
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.513	$13.638	$14.245	$15.741	$11.399	$9.636	$11.005	$8.272	$5.195	$—
Accumulation Unit Value at end of period	$17.937	$14.513	$13.638	$14.245	$15.741	$11.399	$9.636	$11.005	$8.272	$—
Number of Accumulation Units outstanding at end of period (in thousands)	423	457	528	653	750	695	768	525	296	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.325	$13.475	$14.089	$15.584	$11.296	$9.559	$10.928	$8.222	$5.169	$8.740
Accumulation Unit Value at end of period	$17.687	$14.325	$13.475	$14.089	$15.584	$11.296	$9.559	$10.928	$8.222	$5.169
Number of Accumulation Units outstanding at end of period (in thousands)	6	11	13	10	15	15	14	20	26	28
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.377	$28.589	$29.906	$33.097	$24.002	$20.321	$23.243	$17.497	$11.005	$—
Accumulation Unit Value at end of period	$37.487	$30.377	$28.589	$29.906	$33.097	$24.002	$20.321	$23.243	$17.497	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	4	4	23	14	14	5	2	—

72

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.254	$28.488	$29.815	$33.012	$23.953	$20.290	$23.219	$17.487	$11.004	$—
Accumulation Unit Value at end of period	$37.317	$30.254	$28.488	$29.815	$33.012	$23.953	$20.290	$23.219	$17.487	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	3	1	2	1	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.889	$28.186	$29.544	$32.761	$23.806	$20.196	$23.146	$17.459	$11.003	$—
Accumulation Unit Value at end of period	$36.811	$29.889	$28.186	$29.544	$32.761	$23.806	$20.196	$23.146	$17.459	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	1	1	1	1	1	1	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS Research International Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.307	$9.534	$10.509	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.739	$9.307	$9.534	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	275	328	380	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.281	$9.521	$10.507	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.688	$9.281	$9.521	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	76	119	151	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$9.272	$9.516	$10.506	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.671	$9.272	$9.516	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	34	56	63	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.245	$9.503	$10.504	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.620	$9.245	$9.503	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	37	42	44	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.245	$9.503	$10.504	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.620	$9.245	$9.503	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	37	42	44	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.219	$9.490	$10.501	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.569	$9.219	$9.490	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	183	287	300	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.219	$9.490	$10.501	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.569	$9.219	$9.490	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	183	287	300	—	—	—	—	—	—	—

73

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.210	$9.486	$10.500	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.553	$9.210	$9.486	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	5	5	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.192	$9.477	$10.499	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.519	$9.192	$9.477	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	8	9	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.183	$9.473	$10.498	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.502	$9.183	$9.473	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	72	77	89	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.183	$9.473	$10.498	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.502	$9.183	$9.473	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	72	77	89	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.174	$9.468	$10.497	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.485	$9.174	$9.468	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	118	122	197	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.157	$9.460	$10.496	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.452	$9.157	$9.460	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.148	$9.455	$10.495	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.435	$9.148	$9.455	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	3	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.139	$9.451	$10.494	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.419	$9.139	$9.451	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.113	$9.438	$10.492	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.369	$9.113	$9.438	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	—	—	—	—	—	—	—

74

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS Research Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.809	$18.529	$18.697	$17.257	$13.269	$11.508	$11.759	$10.320	$8.041	$12.797
Accumulation Unit Value at end of period	$24.026	$19.809	$18.529	$18.697	$17.257	$13.269	$11.508	$11.759	$10.320	$8.041
Number of Accumulation Units outstanding at end of period (in thousands)	110	124	139	154	174	331	297	247	301	238
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$19.460	$18.231	$18.423	$17.030	$13.114	$11.391	$11.656	$10.245	$7.995	$12.742
Accumulation Unit Value at end of period	$23.568	$19.460	$18.231	$18.423	$17.030	$13.114	$11.391	$11.656	$10.245	$7.995
Number of Accumulation Units outstanding at end of period (in thousands)	38	54	95	89	198	127	131	142	240	173
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$19.345	$18.132	$18.333	$16.955	$13.062	$11.352	$11.622	$10.220	$7.979	$12.724
Accumulation Unit Value at end of period	$23.417	$19.345	$18.132	$18.333	$16.955	$13.062	$11.352	$11.622	$10.220	$7.979
Number of Accumulation Units outstanding at end of period (in thousands)	9	13	20	20	32	30	29	31	43	34
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.005	$17.840	$18.064	$16.731	$12.910	$11.236	$11.521	$10.146	$7.933	$12.670
Accumulation Unit Value at end of period	$22.970	$19.005	$17.840	$18.064	$16.731	$12.910	$11.236	$11.521	$10.146	$7.933
Number of Accumulation Units outstanding at end of period (in thousands)	20	13	13	91	18	52	31	43	45	26
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$19.005	$17.840	$18.064	$16.731	$12.910	$11.236	$11.521	$10.146	$7.933	$12.670
Accumulation Unit Value at end of period	$22.970	$19.005	$17.840	$18.064	$16.731	$12.910	$11.236	$11.521	$10.146	$7.933
Number of Accumulation Units outstanding at end of period (in thousands)	20	13	13	91	18	52	31	43	45	26
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.670	$17.552	$17.799	$16.511	$12.759	$11.121	$11.420	$10.073	$7.888	$12.616
Accumulation Unit Value at end of period	$22.532	$18.670	$17.552	$17.799	$16.511	$12.759	$11.121	$11.420	$10.073	$7.888
Number of Accumulation Units outstanding at end of period (in thousands)	38	77	93	141	167	225	205	205	267	181
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.670	$17.552	$17.799	$16.511	$12.759	$11.121	$11.420	$10.073	$7.888	$12.616
Accumulation Unit Value at end of period	$22.532	$18.670	$17.552	$17.799	$16.511	$12.759	$11.121	$11.420	$10.073	$7.888
Number of Accumulation Units outstanding at end of period (in thousands)	38	77	93	141	167	225	205	205	267	181
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.560	$17.457	$17.712	$16.438	$12.709	$11.083	$11.387	$10.049	$7.873	$12.599
Accumulation Unit Value at end of period	$22.388	$18.560	$17.457	$17.712	$16.438	$12.709	$11.083	$11.387	$10.049	$7.873
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	5	4	8	7	9	10	10
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.341	$17.269	$17.539	$16.293	$12.610	$11.008	$11.321	$10.000	$7.843	$12.563
Accumulation Unit Value at end of period	$22.102	$18.341	$17.269	$17.539	$16.293	$12.610	$11.008	$11.321	$10.000	$7.843
Number of Accumulation Units outstanding at end of period (in thousands)	2	4	5	5	5	2	1	—	1	1
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.233	$17.176	$17.452	$16.221	$12.560	$10.970	$11.288	$9.976	$7.827	$12.545
Accumulation Unit Value at end of period	$21.961	$18.233	$17.176	$17.452	$16.221	$12.560	$10.970	$11.288	$9.976	$7.827
Number of Accumulation Units outstanding at end of period (in thousands)	45	49	57	58	36	28	16	12	3	1

75

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.233	$17.176	$17.452	$16.221	$12.560	$10.970	$11.288	$9.976	$7.827	$12.545
Accumulation Unit Value at end of period	$21.961	$18.233	$17.176	$17.452	$16.221	$12.560	$10.970	$11.288	$9.976	$7.827
Number of Accumulation Units outstanding at end of period (in thousands)	45	49	57	58	36	28	16	12	3	1
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.126	$17.083	$17.367	$16.150	$12.511	$10.933	$11.255	$9.952	$7.812	$—
Accumulation Unit Value at end of period	$21.820	$18.126	$17.083	$17.367	$16.150	$12.511	$10.933	$11.255	$9.952	$—
Number of Accumulation Units outstanding at end of period (in thousands)	58	69	69	97	46	42	19	8	1	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.912	$16.899	$17.197	$16.008	$12.413	$10.858	$11.189	$9.904	$7.782	$12.492
Accumulation Unit Value at end of period	$21.542	$17.912	$16.899	$17.197	$16.008	$12.413	$10.858	$11.189	$9.904	$7.782
Number of Accumulation Units outstanding at end of period (in thousands)	1	3	3	5	4	2	—	1	1	1
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.449	$22.133	$22.535	$20.987	$16.283	$14.250	$14.692	$13.010	$10.229	$—
Accumulation Unit Value at end of period	$28.186	$23.449	$22.133	$22.535	$20.987	$16.283	$14.250	$14.692	$13.010	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	2	3	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.354	$22.054	$22.466	$20.934	$16.249	$14.228	$14.677	$13.003	$10.228	$—
Accumulation Unit Value at end of period	$28.058	$23.354	$22.054	$22.466	$20.934	$16.249	$14.228	$14.677	$13.003	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.072	$21.821	$22.262	$20.774	$16.150	$14.162	$14.631	$12.982	$10.227	$—
Accumulation Unit Value at end of period	$27.678	$23.072	$21.821	$22.262	$20.774	$16.150	$14.162	$14.631	$12.982	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS Total Return Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.689	$13.358	$13.628	$13.096	$13.460	$12.753	$12.152	$11.502	$10.072	$10.493
Accumulation Unit Value at end of period	$14.058	$13.689	$13.358	$13.628	$13.096	$13.460	$12.753	$12.152	$11.502	$10.072
Number of Accumulation Units outstanding at end of period (in thousands)	8,826	9,408	10,360	12,140	15,143	4,148	4,231	4,694	4,163	3,277
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$13.449	$13.143	$13.429	$12.924	$13.303	$12.624	$12.047	$11.419	$10.014	$10.448
Accumulation Unit Value at end of period	$13.791	$13.449	$13.143	$13.429	$12.924	$13.303	$12.624	$12.047	$11.419	$10.014
Number of Accumulation Units outstanding at end of period (in thousands)	299	329	399	526	814	1,438	1,536	1,815	1,780	1,020
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$13.369	$13.072	$13.364	$12.868	$13.251	$12.581	$12.012	$11.392	$9.995	$10.434
Accumulation Unit Value at end of period	$13.702	$13.369	$13.072	$13.364	$12.868	$13.251	$12.581	$12.012	$11.392	$9.995
Number of Accumulation Units outstanding at end of period (in thousands)	122	152	174	232	274	438	436	505	565	380

76

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.135	$12.862	$13.168	$12.699	$13.097	$12.453	$11.907	$11.310	$9.938	$10.390
Accumulation Unit Value at end of period	$13.442	$13.135	$12.862	$13.168	$12.699	$13.097	$12.453	$11.907	$11.310	$9.938
Number of Accumulation Units outstanding at end of period (in thousands)	239	261	289	374	456	603	688	651	716	529
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$13.135	$12.862	$13.168	$12.699	$13.097	$12.453	$11.907	$11.310	$9.938	$10.390
Accumulation Unit Value at end of period	$13.442	$13.135	$12.862	$13.168	$12.699	$13.097	$12.453	$11.907	$11.310	$9.938
Number of Accumulation Units outstanding at end of period (in thousands)	239	261	289	374	456	603	688	651	716	529
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.904	$12.655	$12.976	$12.532	$12.944	$12.326	$11.804	$11.228	$9.881	$10.346
Accumulation Unit Value at end of period	$13.186	$12.904	$12.655	$12.976	$12.532	$12.944	$12.326	$11.804	$11.228	$9.881
Number of Accumulation Units outstanding at end of period (in thousands)	606	763	948	1,231	1,507	2,821	3,141	4,933	5,157	2,266
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.904	$12.655	$12.976	$12.532	$12.944	$12.326	$11.804	$11.228	$9.881	$10.346
Accumulation Unit Value at end of period	$13.186	$12.904	$12.655	$12.976	$12.532	$12.944	$12.326	$11.804	$11.228	$9.881
Number of Accumulation Units outstanding at end of period (in thousands)	606	763	948	1,231	1,507	2,821	3,141	4,933	5,157	2,266
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.828	$12.587	$12.912	$12.477	$12.894	$12.284	$11.770	$11.201	$9.863	$10.331
Accumulation Unit Value at end of period	$13.102	$12.828	$12.587	$12.912	$12.477	$12.894	$12.284	$11.770	$11.201	$9.863
Number of Accumulation Units outstanding at end of period (in thousands)	38	43	26	39	48	74	85	84	76	64
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.677	$12.452	$12.786	$12.367	$12.794	$12.201	$11.702	$11.148	$9.825	$10.302
Accumulation Unit Value at end of period	$12.935	$12.677	$12.452	$12.786	$12.367	$12.794	$12.201	$11.702	$11.148	$9.825
Number of Accumulation Units outstanding at end of period (in thousands)	28	36	42	33	48	87	61	111	139	88
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.603	$12.384	$12.724	$12.313	$12.744	$12.159	$11.668	$11.121	$9.806	$10.288
Accumulation Unit Value at end of period	$12.852	$12.603	$12.384	$12.724	$12.313	$12.744	$12.159	$11.668	$11.121	$9.806
Number of Accumulation Units outstanding at end of period (in thousands)	285	269	278	291	255	265	282	211	67	13
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.603	$12.384	$12.724	$12.313	$12.744	$12.159	$11.668	$11.121	$9.806	$10.288
Accumulation Unit Value at end of period	$12.852	$12.603	$12.384	$12.724	$12.313	$12.744	$12.159	$11.668	$11.121	$9.806
Number of Accumulation Units outstanding at end of period (in thousands)	285	269	278	291	255	265	282	211	67	13
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.528	$12.318	$12.662	$12.259	$12.694	$12.118	$11.634	$11.094	$9.788	$—
Accumulation Unit Value at end of period	$12.770	$12.528	$12.318	$12.662	$12.259	$12.694	$12.118	$11.634	$11.094	$—
Number of Accumulation Units outstanding at end of period (in thousands)	654	593	616	609	620	643	590	323	139	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.381	$12.185	$12.538	$12.151	$12.595	$12.036	$11.566	$11.041	$9.750	$10.245
Accumulation Unit Value at end of period	$12.607	$12.381	$12.185	$12.538	$12.151	$12.595	$12.036	$11.566	$11.041	$9.750
Number of Accumulation Units outstanding at end of period (in thousands)	5	10	9	10	23	10	19	9	16	15

77

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.006	$12.807	$13.184	$12.784	$13.258	$12.675	$12.187	$11.639	$10.284	$—
Accumulation Unit Value at end of period	$13.237	$13.006	$12.807	$13.184	$12.784	$13.258	$12.675	$12.187	$11.639	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	19	15	16	21	32	22	11	1	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.954	$12.761	$13.144	$12.751	$13.231	$12.656	$12.174	$11.632	$10.283	$—
Accumulation Unit Value at end of period	$13.177	$12.954	$12.761	$13.144	$12.751	$13.231	$12.656	$12.174	$11.632	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	4	4	2	6	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.798	$12.626	$13.024	$12.654	$13.150	$12.597	$12.136	$11.613	$10.282	$—
Accumulation Unit Value at end of period	$12.999	$12.798	$12.626	$13.024	$12.654	$13.150	$12.597	$12.136	$11.613	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	12	6	6	9	2	2	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.962	$17.679	$18.049	$16.920	$14.457	$13.217	$13.210	$12.222	$10.533	$13.759
Accumulation Unit Value at end of period	$20.935	$18.962	$17.679	$18.049	$16.920	$14.457	$13.217	$13.210	$12.222	$10.533
Number of Accumulation Units outstanding at end of period (in thousands)	2,437	2,715	3,185	3,750	4,700	9,364	11,381	13,818	15,685	17,271
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$18.505	$17.279	$17.667	$16.588	$14.194	$12.996	$13.008	$12.054	$10.403	$13.610
Accumulation Unit Value at end of period	$20.400	$18.505	$17.279	$17.667	$16.588	$14.194	$12.996	$13.008	$12.054	$10.403
Number of Accumulation Units outstanding at end of period (in thousands)	946	1,204	1,516	2,052	2,961	4,205	5,415	6,974	8,053	8,864
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$18.368	$17.159	$17.553	$16.489	$14.116	$12.931	$12.950	$12.006	$10.367	$13.570
Accumulation Unit Value at end of period	$20.238	$18.368	$17.159	$17.553	$16.489	$14.116	$12.931	$12.950	$12.006	$10.367
Number of Accumulation Units outstanding at end of period (in thousands)	588	719	846	1,051	1,351	1,718	2,186	2,779	3,437	3,655
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.925	$16.771	$17.182	$16.164	$13.859	$12.715	$12.753	$11.841	$10.240	$13.423
Accumulation Unit Value at end of period	$19.722	$17.925	$16.771	$17.182	$16.164	$13.859	$12.715	$12.753	$11.841	$10.240
Number of Accumulation Units outstanding at end of period (in thousands)	884	1,005	1,190	1,383	1,683	2,248	2,684	3,438	4,306	5,161
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$17.925	$16.771	$17.182	$16.164	$13.859	$12.715	$12.753	$11.841	$10.240	$13.423
Accumulation Unit Value at end of period	$19.722	$17.925	$16.771	$17.182	$16.164	$13.859	$12.715	$12.753	$11.841	$10.240
Number of Accumulation Units outstanding at end of period (in thousands)	884	1,005	1,190	1,383	1,683	2,248	2,684	3,438	4,306	5,161
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.458	$17.296	$17.747	$16.720	$14.357	$13.192	$13.251	$12.322	$10.672	$14.010
Accumulation Unit Value at end of period	$20.278	$18.458	$17.296	$17.747	$16.720	$14.357	$13.192	$13.251	$12.322	$10.672
Number of Accumulation Units outstanding at end of period (in thousands)	1,479	1,844	2,569	2,979	4,116	5,741	7,340	9,666	12,094	13,805

78

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.458	$17.296	$17.747	$16.720	$14.357	$13.192	$13.251	$12.322	$10.672	$14.010
Accumulation Unit Value at end of period	$20.278	$18.458	$17.296	$17.747	$16.720	$14.357	$13.192	$13.251	$12.322	$10.672
Number of Accumulation Units outstanding at end of period (in thousands)	1,479	1,844	2,569	2,979	4,116	5,741	7,340	9,666	12,094	13,805
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.416	$16.327	$16.761	$15.799	$13.574	$12.478	$12.540	$11.666	$10.109	$13.278
Accumulation Unit Value at end of period	$19.123	$17.416	$16.327	$16.761	$15.799	$13.574	$12.478	$12.540	$11.666	$10.109
Number of Accumulation Units outstanding at end of period (in thousands)	63	75	99	115	137	189	211	268	285	327
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.063	$16.951	$17.419	$16.436	$14.135	$13.007	$13.084	$12.185	$10.569	$13.897
Accumulation Unit Value at end of period	$19.814	$18.063	$16.951	$17.419	$16.436	$14.135	$13.007	$13.084	$12.185	$10.569
Number of Accumulation Units outstanding at end of period (in thousands)	87	104	114	134	203	262	316	384	447	496
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.043	$16.002	$16.451	$15.531	$13.363	$12.303	$12.382	$11.537	$10.012	$13.171
Accumulation Unit Value at end of period	$18.686	$17.043	$16.002	$16.451	$15.531	$13.363	$12.303	$12.382	$11.537	$10.012
Number of Accumulation Units outstanding at end of period (in thousands)	778	811	884	999	1,058	848	1,014	818	421	199
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.043	$16.002	$16.451	$15.531	$13.363	$12.303	$12.382	$11.537	$10.012	$13.171
Accumulation Unit Value at end of period	$18.686	$17.043	$16.002	$16.451	$15.531	$13.363	$12.303	$12.382	$11.537	$10.012
Number of Accumulation Units outstanding at end of period (in thousands)	778	811	884	999	1,058	848	1,014	818	421	199
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.049	$16.955	$17.440	$16.472	$14.180	$13.061	$13.152	$12.261	$10.646	$—
Accumulation Unit Value at end of period	$19.778	$18.049	$16.955	$17.440	$16.472	$14.180	$13.061	$13.152	$12.261	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,625	1,681	1,545	1,693	1,670	1,244	1,193	1,006	578	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.816	$16.752	$17.249	$16.308	$14.053	$12.957	$13.061	$12.188	$10.593	$13.955
Accumulation Unit Value at end of period	$19.503	$17.816	$16.752	$17.249	$16.308	$14.053	$12.957	$13.061	$12.188	$10.593
Number of Accumulation Units outstanding at end of period (in thousands)	44	49	61	64	67	52	54	57	63	57
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.247	$16.226	$16.715	$15.812	$13.632	$12.575	$12.682	$11.840	$10.296	$—
Accumulation Unit Value at end of period	$18.871	$17.247	$16.226	$16.715	$15.812	$13.632	$12.575	$12.682	$11.840	$—
Number of Accumulation Units outstanding at end of period (in thousands)	107	92	93	108	106	110	97	43	8	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.177	$16.168	$16.664	$15.771	$13.604	$12.556	$12.669	$11.833	$10.295	$—
Accumulation Unit Value at end of period	$18.786	$17.177	$16.168	$16.664	$15.771	$13.604	$12.556	$12.669	$11.833	$—
Number of Accumulation Units outstanding at end of period (in thousands)	22	23	24	22	19	11	10	9	2	—

79

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.970	$15.997	$16.513	$15.651	$13.520	$12.497	$12.629	$11.814	$10.294	$—
Accumulation Unit Value at end of period	$18.531	$16.970	$15.997	$16.513	$15.651	$13.520	$12.497	$12.629	$11.814	$—
Number of Accumulation Units outstanding at end of period (in thousands)	28	29	22	23	18	13	13	18	6	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$28.531	$25.436	$26.065	$23.990	$17.957	$15.710	$16.028	$14.617	$12.115	$18.279
Accumulation Unit Value at end of period	$33.002	$28.531	$25.436	$26.065	$23.990	$17.957	$15.710	$16.028	$14.617	$12.115
Number of Accumulation Units outstanding at end of period (in thousands)	960	1,043	1,271	1,503	1,957	2,208	2,873	3,287	3,540	3,816
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$27.952	$24.958	$25.612	$23.609	$17.698	$15.507	$15.845	$14.471	$12.013	$18.152
Accumulation Unit Value at end of period	$32.283	$27.952	$24.958	$25.612	$23.609	$17.698	$15.507	$15.845	$14.471	$12.013
Number of Accumulation Units outstanding at end of period (in thousands)	162	192	249	356	660	866	1,124	1,324	1,592	1,558
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$27.762	$24.800	$25.463	$23.484	$17.613	$15.440	$15.784	$14.423	$11.979	$18.110
Accumulation Unit Value at end of period	$32.047	$27.762	$24.800	$25.463	$23.484	$17.613	$15.440	$15.784	$14.423	$11.979
Number of Accumulation Units outstanding at end of period (in thousands)	85	101	104	125	173	254	342	414	511	525
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.198	$24.333	$25.021	$23.111	$17.359	$15.240	$15.604	$14.279	$11.877	$17.983
Accumulation Unit Value at end of period	$31.350	$27.198	$24.333	$25.021	$23.111	$17.359	$15.240	$15.604	$14.279	$11.877
Number of Accumulation Units outstanding at end of period (in thousands)	130	153	150	182	233	297	357	457	553	681
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$27.198	$24.333	$25.021	$23.111	$17.359	$15.240	$15.604	$14.279	$11.877	$17.983
Accumulation Unit Value at end of period	$31.350	$27.198	$24.333	$25.021	$23.111	$17.359	$15.240	$15.604	$14.279	$11.877
Number of Accumulation Units outstanding at end of period (in thousands)	130	153	150	182	233	297	357	457	553	681
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.646	$23.875	$24.587	$22.744	$17.109	$15.043	$15.425	$14.137	$11.777	$17.858
Accumulation Unit Value at end of period	$30.668	$26.646	$23.875	$24.587	$22.744	$17.109	$15.043	$15.425	$14.137	$11.777
Number of Accumulation Units outstanding at end of period (in thousands)	331	433	545	702	982	1,290	1,637	2,099	2,469	2,553
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.646	$23.875	$24.587	$22.744	$17.109	$15.043	$15.425	$14.137	$11.777	$17.858
Accumulation Unit Value at end of period	$30.668	$26.646	$23.875	$24.587	$22.744	$17.109	$15.043	$15.425	$14.137	$11.777
Number of Accumulation Units outstanding at end of period (in thousands)	331	433	545	702	982	1,290	1,637	2,099	2,469	2,553
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.465	$23.724	$24.444	$22.623	$17.027	$14.978	$15.366	$14.090	$11.743	$17.816
Accumulation Unit Value at end of period	$30.444	$26.465	$23.724	$24.444	$22.623	$17.027	$14.978	$15.366	$14.090	$11.743
Number of Accumulation Units outstanding at end of period (in thousands)	10	17	20	19	34	38	50	77	90	90

80

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.105	$23.426	$24.161	$22.383	$16.863	$14.849	$15.249	$13.997	$11.677	$17.733
Accumulation Unit Value at end of period	$30.000	$26.105	$23.426	$24.161	$22.383	$16.863	$14.849	$15.249	$13.997	$11.677
Number of Accumulation Units outstanding at end of period (in thousands)	29	33	35	36	43	44	56	75	94	83
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.928	$23.278	$24.020	$22.264	$16.782	$14.785	$15.190	$13.950	$11.644	$17.692
Accumulation Unit Value at end of period	$29.781	$25.928	$23.278	$24.020	$22.264	$16.782	$14.785	$15.190	$13.950	$11.644
Number of Accumulation Units outstanding at end of period (in thousands)	197	194	217	197	203	169	166	125	66	13
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$25.928	$23.278	$24.020	$22.264	$16.782	$14.785	$15.190	$13.950	$11.644	$17.692
Accumulation Unit Value at end of period	$29.781	$25.928	$23.278	$24.020	$22.264	$16.782	$14.785	$15.190	$13.950	$11.644
Number of Accumulation Units outstanding at end of period (in thousands)	197	194	217	197	203	169	166	125	66	13
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.760	$23.138	$23.888	$22.152	$16.706	$14.726	$15.137	$13.908	$11.615	$—
Accumulation Unit Value at end of period	$29.573	$25.760	$23.138	$23.888	$22.152	$16.706	$14.726	$15.137	$13.908	$—
Number of Accumulation Units outstanding at end of period (in thousands)	409	391	411	427	469	341	312	209	120	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.427	$22.862	$23.627	$21.932	$16.556	$14.608	$15.031	$13.825	$11.557	$17.586
Accumulation Unit Value at end of period	$29.162	$25.427	$22.862	$23.627	$21.932	$16.556	$14.608	$15.031	$13.825	$11.557
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	6	7	8	8	12	13	17	20
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.745	$20.461	$21.156	$19.648	$14.840	$13.100	$13.486	$12.410	$10.379	$—
Accumulation Unit Value at end of period	$26.073	$22.745	$20.461	$21.156	$19.648	$14.840	$13.100	$13.486	$12.410	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	7	4	8	5	5	3	1	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.653	$20.388	$21.091	$19.598	$14.809	$13.080	$13.472	$12.403	$10.379	$—
Accumulation Unit Value at end of period	$25.955	$22.653	$20.388	$21.091	$19.598	$14.809	$13.080	$13.472	$12.403	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	6	5	3	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.379	$20.173	$20.899	$19.449	$14.719	$13.019	$13.430	$12.383	$10.377	$—
Accumulation Unit Value at end of period	$25.603	$22.379	$20.173	$20.899	$19.449	$14.719	$13.019	$13.430	$12.383	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	2	2	2	1	1	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.228	$18.330	$23.139	$25.608	$26.240	$23.535	$28.388	$24.505	$14.380	$30.872
Accumulation Unit Value at end of period	$29.355	$21.228	$18.330	$23.139	$25.608	$26.240	$23.535	$28.388	$24.505	$14.380

81

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Number of Accumulation Units outstanding at end of period (in thousands)	230	274	331	388	480	892	1,142	1,487	1,659	1,477
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$20.717	$17.916	$22.650	$25.104	$25.762	$23.141	$27.955	$24.167	$14.203	$30.539
Accumulation Unit Value at end of period	$28.605	$20.717	$17.916	$22.650	$25.104	$25.762	$23.141	$27.955	$24.167	$14.203
Number of Accumulation Units outstanding at end of period (in thousands)	106	127	171	226	309	456	588	776	929	821
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$20.563	$17.791	$22.504	$24.954	$25.621	$23.026	$27.830	$24.071	$14.154	$30.448
Accumulation Unit Value at end of period	$28.378	$20.563	$17.791	$22.504	$24.954	$25.621	$23.026	$27.830	$24.071	$14.154
Number of Accumulation Units outstanding at end of period (in thousands)	65	74	86	100	121	181	218	275	320	284
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.068	$17.389	$22.028	$24.463	$25.155	$22.641	$27.406	$23.740	$13.980	$30.119
Accumulation Unit Value at end of period	$27.653	$20.068	$17.389	$22.028	$24.463	$25.155	$22.641	$27.406	$23.740	$13.980
Number of Accumulation Units outstanding at end of period (in thousands)	90	115	84	98	115	140	169	309	402	361
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$20.068	$17.389	$22.028	$24.463	$25.155	$22.641	$27.406	$23.740	$13.980	$30.119
Accumulation Unit Value at end of period	$27.653	$20.068	$17.389	$22.028	$24.463	$25.155	$22.641	$27.406	$23.740	$13.980
Number of Accumulation Units outstanding at end of period (in thousands)	90	115	84	98	115	140	169	309	402	361
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.249	$14.101	$17.890	$19.898	$20.491	$18.471	$22.391	$19.425	$11.457	$24.719
Accumulation Unit Value at end of period	$22.358	$16.249	$14.101	$17.890	$19.898	$20.491	$18.471	$22.391	$19.425	$11.457
Number of Accumulation Units outstanding at end of period (in thousands)	198	243	305	408	518	791	982	1,544	1,910	1,507
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.249	$14.101	$17.890	$19.898	$20.491	$18.471	$22.391	$19.425	$11.457	$24.719
Accumulation Unit Value at end of period	$22.358	$16.249	$14.101	$17.890	$19.898	$20.491	$18.471	$22.391	$19.425	$11.457
Number of Accumulation Units outstanding at end of period (in thousands)	198	243	305	408	518	791	982	1,544	1,910	1,507
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.497	$16.929	$21.488	$23.911	$24.636	$22.219	$26.948	$23.390	$13.802	$29.794
Accumulation Unit Value at end of period	$26.814	$19.497	$16.929	$21.488	$23.911	$24.636	$22.219	$26.948	$23.390	$13.802
Number of Accumulation Units outstanding at end of period (in thousands)	13	14	14	15	17	12	13	21	20	27
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.901	$13.820	$17.560	$19.560	$20.173	$18.212	$22.110	$19.210	$11.347	$24.519
Accumulation Unit Value at end of period	$21.847	$15.901	$13.820	$17.560	$19.560	$20.173	$18.212	$22.110	$19.210	$11.347
Number of Accumulation Units outstanding at end of period (in thousands)	15	16	19	23	29	35	42	73	106	84
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.080	$16.591	$21.091	$23.505	$24.254	$21.907	$26.610	$23.131	$13.670	$29.553
Accumulation Unit Value at end of period	$26.201	$19.080	$16.591	$21.091	$23.505	$24.254	$21.907	$26.610	$23.131	$13.670
Number of Accumulation Units outstanding at end of period (in thousands)	69	57	57	60	87	100	126	161	55	7

82

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.080	$16.591	$21.091	$23.505	$24.254	$21.907	$26.610	$23.131	$13.670	$29.553
Accumulation Unit Value at end of period	$26.201	$19.080	$16.591	$21.091	$23.505	$24.254	$21.907	$26.610	$23.131	$13.670
Number of Accumulation Units outstanding at end of period (in thousands)	69	57	57	60	87	100	126	161	55	7
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.805	$14.620	$18.595	$20.733	$21.405	$19.343	$23.507	$20.444	$12.088	$—
Accumulation Unit Value at end of period	$23.065	$16.805	$14.620	$18.595	$20.733	$21.405	$19.343	$23.507	$20.444	$—
Number of Accumulation Units outstanding at end of period (in thousands)	302	310	242	239	262	267	245	258	120	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.588	$14.446	$18.391	$20.527	$21.213	$19.189	$23.343	$20.322	$12.028	$26.043
Accumulation Unit Value at end of period	$22.744	$16.588	$14.446	$18.391	$20.527	$21.213	$19.189	$23.343	$20.322	$12.028
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	3	5	9	8	9	10	4
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.287	$12.448	$15.856	$17.706	$18.307	$16.569	$20.166	$17.565	$10.401	$—
Accumulation Unit Value at end of period	$19.580	$14.287	$12.448	$15.856	$17.706	$18.307	$16.569	$20.166	$17.565	$—
Number of Accumulation Units outstanding at end of period (in thousands)	29	11	9	10	9	6	6	2	4	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.229	$12.404	$15.808	$17.661	$18.270	$16.543	$20.145	$17.555	$10.400	$—
Accumulation Unit Value at end of period	$19.491	$14.229	$12.404	$15.808	$17.661	$18.270	$16.543	$20.145	$17.555	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	3	2	3	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.057	$12.273	$15.664	$17.527	$18.158	$16.466	$20.082	$17.526	$10.399	$—
Accumulation Unit Value at end of period	$19.227	$14.057	$12.273	$15.664	$17.527	$18.158	$16.466	$20.082	$17.526	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.059	$12.394	$13.482	$15.431	$12.764	$10.980	$12.498	$11.726	$8.703	$14.848
Accumulation Unit Value at end of period	$14.983	$13.059	$12.394	$13.482	$15.431	$12.764	$10.980	$12.498	$11.726	$8.703
Number of Accumulation Units outstanding at end of period (in thousands)	1,974	2,302	2,650	2,938	3,331	3,838	4,648	5,670	6,253	7,468
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$12.745	$12.114	$13.197	$15.127	$12.531	$10.797	$12.307	$11.565	$8.596	$14.688
Accumulation Unit Value at end of period	$14.600	$12.745	$12.114	$13.197	$15.127	$12.531	$10.797	$12.307	$11.565	$8.596
Number of Accumulation Units outstanding at end of period (in thousands)	680	821	1,021	1,227	1,618	2,454	3,359	4,151	4,848	5,536
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$12.650	$12.030	$13.112	$15.037	$12.463	$10.743	$12.252	$11.519	$8.566	$14.644
Accumulation Unit Value at end of period	$14.484	$12.650	$12.030	$13.112	$15.037	$12.463	$10.743	$12.252	$11.519	$8.566
Number of Accumulation Units outstanding at end of period (in thousands)	233	271	319	407	483	666	832	1,036	1,383	1,539
With The Hartford's Principal First (35 BPS)

83

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Accumulation Unit Value at beginning of period	$12.345	$11.757	$12.834	$14.741	$12.236	$10.563	$12.065	$11.360	$8.461	$14.486
Accumulation Unit Value at end of period	$14.114	$12.345	$11.757	$12.834	$14.741	$12.236	$10.563	$12.065	$11.360	$8.461
Number of Accumulation Units outstanding at end of period (in thousands)	243	301	343	421	531	685	895	1,237	1,698	2,072
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$12.345	$11.757	$12.834	$14.741	$12.236	$10.563	$12.065	$11.360	$8.461	$14.486
Accumulation Unit Value at end of period	$14.114	$12.345	$11.757	$12.834	$14.741	$12.236	$10.563	$12.065	$11.360	$8.461
Number of Accumulation Units outstanding at end of period (in thousands)	243	301	343	421	531	685	895	1,237	1,698	2,072
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.566	$11.985	$13.103	$15.072	$12.529	$10.833	$12.392	$11.685	$8.716	$14.945
Accumulation Unit Value at end of period	$14.344	$12.566	$11.985	$13.103	$15.072	$12.529	$10.833	$12.392	$11.685	$8.716
Number of Accumulation Units outstanding at end of period (in thousands)	1,059	1,274	1,565	1,917	2,464	3,589	4,603	6,020	7,537	9,161
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.566	$11.985	$13.103	$15.072	$12.529	$10.833	$12.392	$11.685	$8.716	$14.945
Accumulation Unit Value at end of period	$14.344	$12.566	$11.985	$13.103	$15.072	$12.529	$10.833	$12.392	$11.685	$8.716
Number of Accumulation Units outstanding at end of period (in thousands)	1,059	1,274	1,565	1,917	2,464	3,589	4,603	6,020	7,537	9,161
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.994	$11.446	$12.520	$14.408	$11.983	$10.366	$11.864	$11.193	$8.353	$14.330
Accumulation Unit Value at end of period	$13.685	$11.994	$11.446	$12.520	$14.408	$11.983	$10.366	$11.864	$11.193	$8.353
Number of Accumulation Units outstanding at end of period (in thousands)	6	7	9	13	22	46	57	67	79	90
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.297	$11.747	$12.861	$14.816	$12.335	$10.681	$12.236	$11.556	$8.633	$14.824
Accumulation Unit Value at end of period	$14.016	$12.297	$11.747	$12.861	$14.816	$12.335	$10.681	$12.236	$11.556	$8.633
Number of Accumulation Units outstanding at end of period (in thousands)	38	49	57	63	75	101	123	144	217	210
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.738	$11.218	$12.288	$14.164	$11.798	$10.221	$11.715	$11.069	$8.273	$14.214
Accumulation Unit Value at end of period	$13.372	$11.738	$11.218	$12.288	$14.164	$11.798	$10.221	$11.715	$11.069	$8.273
Number of Accumulation Units outstanding at end of period (in thousands)	329	372	425	414	483	568	690	498	245	103
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.738	$11.218	$12.288	$14.164	$11.798	$10.221	$11.715	$11.069	$8.273	$14.214
Accumulation Unit Value at end of period	$13.372	$11.738	$11.218	$12.288	$14.164	$11.798	$10.221	$11.715	$11.069	$8.273
Number of Accumulation Units outstanding at end of period (in thousands)	329	372	425	414	483	568	690	498	245	103
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.662	$11.151	$12.221	$14.093	$11.745	$10.180	$11.674	$11.036	$8.252	$—
Accumulation Unit Value at end of period	$13.279	$11.662	$11.151	$12.221	$14.093	$11.745	$10.180	$11.674	$11.036	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,005	1,073	1,159	1,285	1,344	1,080	1,095	831	539	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.511	$11.018	$12.087	$13.953	$11.639	$10.099	$11.593	$10.970	$8.211	$14.129
Accumulation Unit Value at end of period	$13.094	$11.511	$11.018	$12.087	$13.953	$11.639	$10.099	$11.593	$10.970	$8.211
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	6	8	14	20	21	23	20	28

84

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.942	$14.308	$15.705	$18.138	$15.138	$13.141	$15.093	$14.289	$10.701	$—
Accumulation Unit Value at end of period	$16.988	$14.942	$14.308	$15.705	$18.138	$15.138	$13.141	$15.093	$14.289	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	7	7	8	7	3	5	2	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.881	$14.258	$15.657	$18.092	$15.107	$13.121	$15.077	$14.281	$10.701	$—
Accumulation Unit Value at end of period	$16.911	$14.881	$14.258	$15.657	$18.092	$15.107	$13.121	$15.077	$14.281	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	5	6	5	5	5	5	3	2	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.701	$14.107	$15.515	$17.954	$15.015	$13.060	$15.030	$14.258	$10.699	$—
Accumulation Unit Value at end of period	$16.682	$14.701	$14.107	$15.515	$17.954	$15.015	$13.060	$15.030	$14.258	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	5	4	3	1	1	2	2	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.938	$14.789	$16.086	$16.836	$13.090	$10.997	$12.025	$11.389	$8.836	$15.583
Accumulation Unit Value at end of period	$18.568	$15.938	$14.789	$16.086	$16.836	$13.090	$10.997	$12.025	$11.389	$8.836
Number of Accumulation Units outstanding at end of period (in thousands)	1,602	1,853	2,171	2,618	3,307	5,922	7,426	9,221	10,684	12,684
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.554	$14.454	$15.746	$16.504	$12.851	$10.813	$11.841	$11.232	$8.727	$15.414
Accumulation Unit Value at end of period	$18.094	$15.554	$14.454	$15.746	$16.504	$12.851	$10.813	$11.841	$11.232	$8.727
Number of Accumulation Units outstanding at end of period (in thousands)	464	579	712	1,049	1,450	2,270	3,111	3,947	4,586	5,219
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$15.438	$14.354	$15.644	$16.406	$12.781	$10.760	$11.789	$11.187	$8.697	$15.368
Accumulation Unit Value at end of period	$17.950	$15.438	$14.354	$15.644	$16.406	$12.781	$10.760	$11.789	$11.187	$8.697
Number of Accumulation Units outstanding at end of period (in thousands)	255	316	390	476	584	859	1,127	1,447	1,820	2,242
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.067	$14.029	$15.313	$16.083	$12.549	$10.580	$11.609	$11.033	$8.590	$15.202
Accumulation Unit Value at end of period	$17.492	$15.067	$14.029	$15.313	$16.083	$12.549	$10.580	$11.609	$11.033	$8.590
Number of Accumulation Units outstanding at end of period (in thousands)	310	360	438	523	693	932	1,238	1,605	2,084	2,739
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.067	$14.029	$15.313	$16.083	$12.549	$10.580	$11.609	$11.033	$8.590	$15.202
Accumulation Unit Value at end of period	$17.492	$15.067	$14.029	$15.313	$16.083	$12.549	$10.580	$11.609	$11.033	$8.590
Number of Accumulation Units outstanding at end of period (in thousands)	310	360	438	523	693	932	1,238	1,605	2,084	2,739
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.873	$13.870	$15.162	$15.948	$12.462	$10.522	$11.563	$11.006	$8.582	$15.211
Accumulation Unit Value at end of period	$17.241	$14.873	$13.870	$15.162	$15.948	$12.462	$10.522	$11.563	$11.006	$8.582
Number of Accumulation Units outstanding at end of period (in thousands)	1,118	1,453	1,809	2,289	3,170	4,466	5,944	7,629	9,555	11,771

85

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.873	$13.870	$15.162	$15.948	$12.462	$10.522	$11.563	$11.006	$8.582	$15.211
Accumulation Unit Value at end of period	$17.241	$14.873	$13.870	$15.162	$15.948	$12.462	$10.522	$11.563	$11.006	$8.582
Number of Accumulation Units outstanding at end of period (in thousands)	1,118	1,453	1,809	2,289	3,170	4,466	5,944	7,629	9,555	11,771
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.638	$13.657	$14.937	$15.720	$12.290	$10.382	$11.415	$10.871	$8.480	$15.038
Accumulation Unit Value at end of period	$16.961	$14.638	$13.657	$14.937	$15.720	$12.290	$10.382	$11.415	$10.871	$8.480
Number of Accumulation Units outstanding at end of period (in thousands)	50	57	77	115	143	203	239	291	331	382
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.555	$13.593	$14.882	$15.677	$12.269	$10.375	$11.418	$10.885	$8.500	$15.088
Accumulation Unit Value at end of period	$16.847	$14.555	$13.593	$14.882	$15.677	$12.269	$10.375	$11.418	$10.885	$8.500
Number of Accumulation Units outstanding at end of period (in thousands)	79	85	94	107	149	201	233	283	344	435
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.325	$13.385	$14.662	$15.453	$12.099	$10.236	$11.272	$10.750	$8.399	$14.917
Accumulation Unit Value at end of period	$16.573	$14.325	$13.385	$14.662	$15.453	$12.099	$10.236	$11.272	$10.750	$8.399
Number of Accumulation Units outstanding at end of period (in thousands)	246	260	279	329	347	310	335	216	82	61
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.325	$13.385	$14.662	$15.453	$12.099	$10.236	$11.272	$10.750	$8.399	$14.917
Accumulation Unit Value at end of period	$16.573	$14.325	$13.385	$14.662	$15.453	$12.099	$10.236	$11.272	$10.750	$8.399
Number of Accumulation Units outstanding at end of period (in thousands)	246	260	279	329	347	310	335	216	82	61
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.914	$13.007	$14.255	$15.032	$11.775	$9.967	$10.981	$10.478	$8.191	$—
Accumulation Unit Value at end of period	$16.089	$13.914	$13.007	$14.255	$15.032	$11.775	$9.967	$10.981	$10.478	$—
Number of Accumulation Units outstanding at end of period (in thousands)	774	864	979	1,065	1,020	785	714	518	408	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.734	$12.852	$14.099	$14.882	$11.670	$9.888	$10.904	$10.415	$8.150	$14.496
Accumulation Unit Value at end of period	$15.865	$13.734	$12.852	$14.099	$14.882	$11.670	$9.888	$10.904	$10.415	$8.150
Number of Accumulation Units outstanding at end of period (in thousands)	10	18	24	27	29	33	40	41	44	51
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.830	$16.694	$18.322	$19.350	$15.181	$12.869	$14.199	$13.569	$10.623	$—
Accumulation Unit Value at end of period	$20.587	$17.830	$16.694	$18.322	$19.350	$15.181	$12.869	$14.199	$13.569	$—
Number of Accumulation Units outstanding at end of period (in thousands)	33	18	31	40	37	33	36	23	6	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.758	$16.635	$18.267	$19.301	$15.150	$12.849	$14.184	$13.562	$10.622	$—
Accumulation Unit Value at end of period	$20.493	$17.758	$16.635	$18.267	$19.301	$15.150	$12.849	$14.184	$13.562	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	9	7	8	8	10	1	—	—

86

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.544	$16.459	$18.100	$19.154	$15.057	$12.790	$14.140	$13.540	$10.621	$—
Accumulation Unit Value at end of period	$20.216	$17.544	$16.459	$18.100	$19.154	$15.057	$12.790	$14.140	$13.540	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	7	7	6	7	6	3	3	1	—
(a) Inception date April 15, 2017.

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Jennison 20/20 Focus Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.106	$2.116	$2.033	$1.938	$1.524	$1.401	$1.493	$1.414	$0.914	$1.534
Accumulation Unit Value at end of period	$2.686	$2.106	$2.116	$2.033	$1.938	$1.524	$1.401	$1.493	$1.414	$0.914
Number of Accumulation Units outstanding at end of period (in thousands)	152	152	151	173	176	178	188	217	235	275
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.056	$2.069	$1.991	$1.901	$1.497	$1.379	$1.471	$1.395	$0.903	$1.518
Accumulation Unit Value at end of period	$2.619	$2.056	$2.069	$1.991	$1.901	$1.497	$1.379	$1.471	$1.395	$0.903
Number of Accumulation Units outstanding at end of period (in thousands)	28	28	28	29	30	30	30	30	30	30
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$2.040	$2.054	$1.978	$1.889	$1.488	$1.371	$1.463	$1.389	$0.900	$1.513
Accumulation Unit Value at end of period	$2.597	$2.040	$2.054	$1.978	$1.889	$1.488	$1.371	$1.463	$1.389	$0.900
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	6	7	7	7	14	15	15	30
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.992	$2.009	$1.937	$1.853	$1.462	$1.349	$1.442	$1.371	$0.889	$1.497
Accumulation Unit Value at end of period	$2.533	$1.992	$2.009	$1.937	$1.853	$1.462	$1.349	$1.442	$1.371	$0.889
Number of Accumulation Units outstanding at end of period (in thousands)	—	3	9	10	10	14	63	15	16	20
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.992	$2.009	$1.937	$1.853	$1.462	$1.349	$1.442	$1.371	$0.889	$1.497
Accumulation Unit Value at end of period	$2.533	$1.992	$2.009	$1.937	$1.853	$1.462	$1.349	$1.442	$1.371	$0.889
Number of Accumulation Units outstanding at end of period (in thousands)	—	3	9	10	10	14	63	15	16	20
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.951	$1.970	$1.903	$1.823	$1.440	$1.331	$1.425	$1.357	$0.881	$1.486
Accumulation Unit Value at end of period	$2.476	$1.951	$1.970	$1.903	$1.823	$1.440	$1.331	$1.425	$1.357	$0.881
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	15	77	77	62	62
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.951	$1.970	$1.903	$1.823	$1.440	$1.331	$1.425	$1.357	$0.881	$1.486
Accumulation Unit Value at end of period	$2.476	$1.951	$1.970	$1.903	$1.823	$1.440	$1.331	$1.425	$1.357	$0.881
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	15	77	77	62	62
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.936	$1.956	$1.889	$1.811	$1.432	$1.324	$1.418	$1.351	$0.878	$1.481
Accumulation Unit Value at end of period	$2.456	$1.936	$1.956	$1.889	$1.811	$1.432	$1.324	$1.418	$1.351	$0.878
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.909	$1.931	$1.867	$1.792	$1.418	$1.312	$1.407	$1.342	$0.873	$1.474

87

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Accumulation Unit Value at end of period	$2.420	$1.909	$1.931	$1.867	$1.792	$1.418	$1.312	$1.407	$1.342	$0.873
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	2	2	2	2
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.894	$1.917	$1.855	$1.780	$1.410	$1.305	$1.400	$1.336	$0.869	$1.469
Accumulation Unit Value at end of period	$2.400	$1.894	$1.917	$1.855	$1.780	$1.410	$1.305	$1.400	$1.336	$0.869
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.894	$1.917	$1.855	$1.780	$1.410	$1.305	$1.400	$1.336	$0.869	$1.469
Accumulation Unit Value at end of period	$2.400	$1.894	$1.917	$1.855	$1.780	$1.410	$1.305	$1.400	$1.336	$0.869
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.070	$22.343	$21.629	$20.773	$16.457	$15.247	$16.362	$15.618	$10.168	$—
Accumulation Unit Value at end of period	$27.942	$22.070	$22.343	$21.629	$20.773	$16.457	$15.247	$16.362	$15.618	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.858	$1.883	$1.824	$1.754	$1.391	$1.290	$1.386	$1.324	$0.863	$1.460
Accumulation Unit Value at end of period	$2.350	$1.858	$1.883	$1.824	$1.754	$1.391	$1.290	$1.386	$1.324	$0.863
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.804	$22.107	$21.432	$20.615	$16.356	$15.176	$16.311	$15.593	$10.167	$—
Accumulation Unit Value at end of period	$27.564	$21.804	$22.107	$21.432	$20.615	$16.356	$15.176	$16.311	$15.593	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	5	5	5	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.716	$22.028	$21.367	$20.563	$16.323	$15.153	$16.294	$15.584	$10.166	$—
Accumulation Unit Value at end of period	$27.439	$21.716	$22.028	$21.367	$20.563	$16.323	$15.153	$16.294	$15.584	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.454	$21.795	$21.173	$20.406	$16.223	$15.082	$16.243	$15.559	$10.165	$—
Accumulation Unit Value at end of period	$27.068	$21.454	$21.795	$21.173	$20.406	$16.223	$15.082	$16.243	$15.559	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Jennison Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.646	$1.696	$1.554	$1.442	$1.070	$0.940	$0.957	$0.874	$0.623	$1.015
Accumulation Unit Value at end of period	$2.203	$1.646	$1.696	$1.554	$1.442	$1.070	$0.940	$0.957	$0.874	$0.623
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	23	29
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.607	$1.659	$1.522	$1.415	$1.051	$0.925	$0.943	$0.862	$0.616	$1.005
Accumulation Unit Value at end of period	$2.148	$1.607	$1.659	$1.522	$1.415	$1.051	$0.925	$0.943	$0.862	$0.616

88

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.595	$1.646	$1.511	$1.406	$1.045	$0.920	$0.939	$0.858	$0.614	$1.001
Accumulation Unit Value at end of period	$2.130	$1.595	$1.646	$1.511	$1.406	$1.045	$0.920	$0.939	$0.858	$0.614
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.557	$1.610	$1.480	$1.379	$1.026	$0.905	$0.925	$0.847	$0.606	$0.991
Accumulation Unit Value at end of period	$2.077	$1.557	$1.610	$1.480	$1.379	$1.026	$0.905	$0.925	$0.847	$0.606
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	19	19	19
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.557	$1.610	$1.480	$1.379	$1.026	$0.905	$0.925	$0.847	$0.606	$0.991
Accumulation Unit Value at end of period	$2.077	$1.557	$1.610	$1.480	$1.379	$1.026	$0.905	$0.925	$0.847	$0.606
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	19	19	19
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.525	$1.579	$1.454	$1.356	$1.011	$0.893	$0.914	$0.838	$0.601	$0.984
Accumulation Unit Value at end of period	$2.031	$1.525	$1.579	$1.454	$1.356	$1.011	$0.893	$0.914	$0.838	$0.601
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	29	29	29	44	44	88	88	88

89

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.525	$1.579	$1.454	$1.356	$1.011	$0.893	$0.914	$0.838	$0.601	$0.984
Accumulation Unit Value at end of period	$2.031	$1.525	$1.579	$1.454	$1.356	$1.011	$0.893	$0.914	$0.838	$0.601
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	29	29	29	44	44	88	88	88
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.513	$1.568	$1.444	$1.348	$1.005	$0.888	$0.909	$0.835	$0.599	$0.980
Accumulation Unit Value at end of period	$2.014	$1.513	$1.568	$1.444	$1.348	$1.005	$0.888	$0.909	$0.835	$0.599
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.492	$1.548	$1.427	$1.333	$0.996	$0.881	$0.902	$0.829	$0.595	$0.976
Accumulation Unit Value at end of period	$1.984	$1.492	$1.548	$1.427	$1.333	$0.996	$0.881	$0.902	$0.829	$0.595
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.480	$1.536	$1.417	$1.325	$0.990	$0.876	$0.898	$0.825	$0.593	$0.972
Accumulation Unit Value at end of period	$1.968	$1.480	$1.536	$1.417	$1.325	$0.990	$0.876	$0.898	$0.825	$0.593
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	9	10	10
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.480	$1.536	$1.417	$1.325	$0.990	$0.876	$0.898	$0.825	$0.593	$0.972
Accumulation Unit Value at end of period	$1.968	$1.480	$1.536	$1.417	$1.325	$0.990	$0.876	$0.898	$0.825	$0.593
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	9	10	10
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.324	$26.292	$24.267	$22.694	$16.962	$15.020	$15.406	$14.166	$10.182	$—
Accumulation Unit Value at end of period	$33.640	$25.324	$26.292	$24.267	$22.694	$16.962	$15.020	$15.406	$14.166	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.452	$1.509	$1.394	$1.305	$0.976	$0.865	$0.889	$0.818	$0.588	$0.967
Accumulation Unit Value at end of period	$1.927	$1.452	$1.509	$1.394	$1.305	$0.976	$0.865	$0.889	$0.818	$0.588
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.019	$26.014	$24.046	$22.522	$16.858	$14.951	$15.358	$14.143	$10.180	$—
Accumulation Unit Value at end of period	$33.185	$25.019	$26.014	$24.046	$22.522	$16.858	$14.951	$15.358	$14.143	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.918	$25.922	$23.973	$22.465	$16.824	$14.928	$15.342	$14.135	$10.180	$—
Accumulation Unit Value at end of period	$33.034	$24.918	$25.922	$23.973	$22.465	$16.824	$14.928	$15.342	$14.135	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

90

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.617	$25.647	$23.755	$22.294	$16.721	$14.858	$15.294	$14.112	$10.178	$—
Accumulation Unit Value at end of period	$32.587	$24.617	$25.647	$23.755	$22.294	$16.721	$14.858	$15.294	$14.112	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Prudential Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.741	$1.596	$1.775	$1.647	$1.264	$1.126	$1.217	$1.092	$0.785	$1.391
Accumulation Unit Value at end of period	$1.994	$1.741	$1.596	$1.775	$1.647	$1.264	$1.126	$1.217	$1.092	$0.785
Number of Accumulation Units outstanding at end of period (in thousands)	153	153	153	153	153	153	153	181	181	181
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.701	$1.561	$1.739	$1.616	$1.242	$1.108	$1.200	$1.078	$0.776	$1.377
Accumulation Unit Value at end of period	$1.945	$1.701	$1.561	$1.739	$1.616	$1.242	$1.108	$1.200	$1.078	$0.776
Number of Accumulation Units outstanding at end of period (in thousands)	31	31	31	31	32	32	32	32	32	32
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.687	$1.550	$1.727	$1.605	$1.235	$1.102	$1.194	$1.073	$0.773	$1.372
Accumulation Unit Value at end of period	$1.929	$1.687	$1.550	$1.727	$1.605	$1.235	$1.102	$1.194	$1.073	$0.773
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.648	$1.516	$1.692	$1.575	$1.213	$1.085	$1.177	$1.059	$0.765	$1.359
Accumulation Unit Value at end of period	$1.881	$1.648	$1.516	$1.692	$1.575	$1.213	$1.085	$1.177	$1.059	$0.765
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	3	3	56	57	85
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.648	$1.516	$1.692	$1.575	$1.213	$1.085	$1.177	$1.059	$0.765	$1.359
Accumulation Unit Value at end of period	$1.881	$1.648	$1.516	$1.692	$1.575	$1.213	$1.085	$1.177	$1.059	$0.765
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	3	3	56	57	85
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.614	$1.487	$1.662	$1.549	$1.195	$1.070	$1.163	$1.048	$0.758	$1.349
Accumulation Unit Value at end of period	$1.839	$1.614	$1.487	$1.662	$1.549	$1.195	$1.070	$1.163	$1.048	$0.758
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	30	30	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.614	$1.487	$1.662	$1.549	$1.195	$1.070	$1.163	$1.048	$0.758	$1.349
Accumulation Unit Value at end of period	$1.839	$1.614	$1.487	$1.662	$1.549	$1.195	$1.070	$1.163	$1.048	$0.758
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	30	30	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.601	$1.476	$1.651	$1.540	$1.188	$1.065	$1.157	$1.044	$0.755	$1.344
Accumulation Unit Value at end of period	$1.824	$1.601	$1.476	$1.651	$1.540	$1.188	$1.065	$1.157	$1.044	$0.755
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

91

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.579	$1.457	$1.631	$1.523	$1.177	$1.055	$1.148	$1.037	$0.751	$1.338
Accumulation Unit Value at end of period	$1.797	$1.579	$1.457	$1.631	$1.523	$1.177	$1.055	$1.148	$1.037	$0.751
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	7
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.567	$1.447	$1.620	$1.513	$1.170	$1.050	$1.142	$1.032	$0.748	$1.333
Accumulation Unit Value at end of period	$1.782	$1.567	$1.447	$1.620	$1.513	$1.170	$1.050	$1.142	$1.032	$0.748
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.567	$1.447	$1.620	$1.513	$1.170	$1.050	$1.142	$1.032	$0.748	$1.333
Accumulation Unit Value at end of period	$1.782	$1.567	$1.447	$1.620	$1.513	$1.170	$1.050	$1.142	$1.032	$0.748
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.460	$19.821	$22.210	$20.756	$16.049	$14.410	$15.692	$14.182	$10.279	$—
Accumulation Unit Value at end of period	$24.397	$21.460	$19.821	$22.210	$20.756	$16.049	$14.410	$15.692	$14.182	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	3	3	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.537	$1.421	$1.594	$1.491	$1.154	$1.037	$1.131	$1.023	$0.742	$1.325
Accumulation Unit Value at end of period	$1.745	$1.537	$1.421	$1.594	$1.491	$1.154	$1.037	$1.131	$1.023	$0.742
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.201	$19.611	$22.008	$20.598	$15.951	$14.344	$15.643	$14.159	$10.278	$—
Accumulation Unit Value at end of period	$24.067	$21.201	$19.611	$22.008	$20.598	$15.951	$14.344	$15.643	$14.159	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.115	$19.541	$21.941	$20.546	$15.919	$14.322	$15.626	$14.151	$10.277	$—
Accumulation Unit Value at end of period	$23.957	$21.115	$19.541	$21.941	$20.546	$15.919	$14.322	$15.626	$14.151	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.861	$19.335	$21.742	$20.389	$15.821	$14.255	$15.577	$14.128	$10.276	$—
Accumulation Unit Value at end of period	$23.633	$20.861	$19.335	$21.742	$20.389	$15.821	$14.255	$15.577	$14.128	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
SP William Blair International Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.033	$1.096	$1.082	$1.172	$1.006	$0.840	$1.008	$0.901	$0.672	$1.380
Accumulation Unit Value at end of period	$1.375	$1.033	$1.096	$1.082	$1.172	$1.006	$0.840	$1.008	$0.901	$0.672
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

92

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.009	$1.073	$1.060	$1.150	$0.988	$0.826	$0.994	$0.890	$0.664	$1.367
Accumulation Unit Value at end of period	$1.341	$1.009	$1.073	$1.060	$1.150	$0.988	$0.826	$0.994	$0.890	$0.664
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.001	$1.065	$1.053	$1.143	$0.983	$0.822	$0.989	$0.886	$0.662	$1.362
Accumulation Unit Value at end of period	$1.330	$1.001	$1.065	$1.053	$1.143	$0.983	$0.822	$0.989	$0.886	$0.662
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$0.978	$1.042	$1.031	$1.121	$0.966	$0.809	$0.975	$0.874	$0.654	$1.348
Accumulation Unit Value at end of period	$1.297	$0.978	$1.042	$1.031	$1.121	$0.966	$0.809	$0.975	$0.874	$0.654
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$0.978	$1.042	$1.031	$1.121	$0.966	$0.809	$0.975	$0.874	$0.654	$1.348
Accumulation Unit Value at end of period	$1.297	$0.978	$1.042	$1.031	$1.121	$0.966	$0.809	$0.975	$0.874	$0.654
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.958	$1.021	$1.013	$1.103	$0.951	$0.798	$0.963	$0.865	$0.648	$1.338
Accumulation Unit Value at end of period	$1.269	$0.958	$1.021	$1.013	$1.103	$0.951	$0.798	$0.963	$0.865	$0.648
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	37	37	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$0.958	$1.021	$1.013	$1.103	$0.951	$0.798	$0.963	$0.865	$0.648	$1.338
Accumulation Unit Value at end of period	$1.269	$0.958	$1.021	$1.013	$1.103	$0.951	$0.798	$0.963	$0.865	$0.648
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	37	37	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$0.950	$1.014	$1.006	$1.096	$0.946	$0.794	$0.959	$0.861	$0.646	$1.334
Accumulation Unit Value at end of period	$1.258	$0.950	$1.014	$1.006	$1.096	$0.946	$0.794	$0.959	$0.861	$0.646
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.937	$1.001	$0.994	$1.084	$0.937	$0.787	$0.951	$0.856	$0.642	$1.328
Accumulation Unit Value at end of period	$1.240	$0.937	$1.001	$0.994	$1.084	$0.937	$0.787	$0.951	$0.856	$0.642
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.930	$0.994	$0.987	$1.077	$0.931	$0.783	$0.947	$0.852	$0.640	$1.323
Accumulation Unit Value at end of period	$1.229	$0.930	$0.994	$0.987	$1.077	$0.931	$0.783	$0.947	$0.852	$0.640
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$0.930	$0.994	$0.987	$1.077	$0.931	$0.783	$0.947	$0.852	$0.640	$1.323
Accumulation Unit Value at end of period	$1.229	$0.930	$0.994	$0.987	$1.077	$0.931	$0.783	$0.947	$0.852	$0.640
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

93

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.705	$16.793	$16.695	$18.224	$15.758	$13.252	$16.037	$14.441	$10.846	$—
Accumulation Unit Value at end of period	$20.753	$15.705	$16.793	$16.695	$18.224	$15.758	$13.252	$16.037	$14.441	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.912	$0.976	$0.971	$1.061	$0.919	$0.773	$0.937	$0.844	$0.635	$1.315
Accumulation Unit Value at end of period	$1.204	$0.912	$0.976	$0.971	$1.061	$0.919	$0.773	$0.937	$0.844	$0.635
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.515	$16.616	$16.543	$18.085	$15.662	$13.191	$15.987	$14.417	$10.845	$—
Accumulation Unit Value at end of period	$20.472	$15.515	$16.616	$16.543	$18.085	$15.662	$13.191	$15.987	$14.417	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.453	$16.557	$16.492	$18.039	$15.630	$13.170	$15.970	$14.409	$10.844	$—
Accumulation Unit Value at end of period	$20.379	$15.453	$16.557	$16.492	$18.039	$15.630	$13.170	$15.970	$14.409	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.266	$16.382	$16.342	$17.902	$15.534	$13.109	$15.920	$14.386	$10.843	$—
Accumulation Unit Value at end of period	$20.103	$15.266	$16.382	$16.342	$17.902	$15.534	$13.109	$15.920	$14.386	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
BlackRock Global Opportunities V.I. Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.901	$17.577	$17.751	$18.838	$14.765	$13.103	$15.213	$13.610	$10.431	$19.623
Accumulation Unit Value at end of period	$22.033	$17.901	$17.577	$17.751	$18.838	$14.765	$13.103	$15.213	$13.610	$10.431
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	3	3	3	3	3	3	3	2
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$17.507	$17.216	$17.413	$18.507	$14.527	$12.911	$15.013	$13.451	$10.325	$19.453
Accumulation Unit Value at end of period	$21.516	$17.507	$17.216	$17.413	$18.507	$14.527	$12.911	$15.013	$13.451	$10.325
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$17.378	$17.097	$17.302	$18.398	$14.449	$12.848	$14.947	$13.399	$10.290	$19.396
Accumulation Unit Value at end of period	$21.347	$17.378	$17.097	$17.302	$18.398	$14.449	$12.848	$14.947	$13.399	$10.290
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	2	2	2	3	10	12	15
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.996	$16.747	$16.972	$18.075	$14.216	$12.660	$14.750	$13.242	$10.185	$19.228
Accumulation Unit Value at end of period	$20.846	$16.996	$16.747	$16.972	$18.075	$14.216	$12.660	$14.750	$13.242	$10.185
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	3	—	2	3	3	3	3

94

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$16.996	$16.747	$16.972	$18.075	$14.216	$12.660	$14.750	$13.242	$10.185	$19.228
Accumulation Unit Value at end of period	$20.846	$16.996	$16.747	$16.972	$18.075	$14.216	$12.660	$14.750	$13.242	$10.185
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	3	—	2	3	3	3	3
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.635	$16.416	$16.662	$17.771	$13.998	$12.485	$14.568	$13.098	$10.090	$19.076
Accumulation Unit Value at end of period	$20.374	$16.635	$16.416	$16.662	$17.771	$13.998	$12.485	$14.568	$13.098	$10.090
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	1	2	2	3
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.635	$16.416	$16.662	$17.771	$13.998	$12.485	$14.568	$13.098	$10.090	$19.076
Accumulation Unit Value at end of period	$20.374	$16.635	$16.416	$16.662	$17.771	$13.998	$12.485	$14.568	$13.098	$10.090
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	1	2	2	3
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.513	$16.303	$16.556	$17.666	$13.923	$12.424	$14.504	$13.047	$10.055	$19.021
Accumulation Unit Value at end of period	$20.213	$16.513	$16.303	$16.556	$17.666	$13.923	$12.424	$14.504	$13.047	$10.055
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.279	$16.089	$16.355	$17.469	$13.781	$12.310	$14.385	$12.953	$9.993	$18.922
Accumulation Unit Value at end of period	$19.908	$16.279	$16.089	$16.355	$17.469	$13.781	$12.310	$14.385	$12.953	$9.993
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	3	3	3	5	6	7	7
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.159	$15.978	$16.250	$17.366	$13.707	$12.249	$14.322	$12.903	$9.959	$18.867
Accumulation Unit Value at end of period	$19.751	$16.159	$15.978	$16.250	$17.366	$13.707	$12.249	$14.322	$12.903	$9.959
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.159	$15.978	$16.250	$17.366	$13.707	$12.249	$14.322	$12.903	$9.959	$18.867
Accumulation Unit Value at end of period	$19.751	$16.159	$15.978	$16.250	$17.366	$13.707	$12.249	$14.322	$12.903	$9.959
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.966	$16.784	$17.078	$18.261	$14.420	$12.893	$15.082	$13.594	$10.498	$—
Accumulation Unit Value at end of period	$20.726	$16.966	$16.784	$17.078	$18.261	$14.420	$12.893	$15.082	$13.594	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.847	$15.693	$15.984	$17.108	$13.523	$12.103	$14.172	$12.787	$9.884	$18.754
Accumulation Unit Value at end of period	$19.340	$15.847	$15.693	$15.984	$17.108	$13.523	$12.103	$14.172	$12.787	$9.884
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.761	$16.606	$16.923	$18.121	$14.331	$12.833	$15.035	$13.572	$10.496	$—
Accumulation Unit Value at end of period	$20.445	$16.761	$16.606	$16.923	$18.121	$14.331	$12.833	$15.035	$13.572	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

95

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.693	$16.548	$16.872	$18.075	$14.302	$12.813	$15.019	$13.565	$10.496	$—
Accumulation Unit Value at end of period	$20.353	$16.693	$16.548	$16.872	$18.075	$14.302	$12.813	$15.019	$13.565	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.492	$16.372	$16.718	$17.938	$14.214	$12.754	$14.972	$13.542	$10.494	$—
Accumulation Unit Value at end of period	$20.077	$16.492	$16.372	$16.718	$17.938	$14.214	$12.754	$14.972	$13.542	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
BlackRock Large Cap Focus Growth V.I. Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.258	$18.157	$17.977	$16.017	$12.165	$10.739	$10.661	$9.343	$7.531	$12.918
Accumulation Unit Value at end of period	$24.530	$19.258	$18.157	$17.977	$16.017	$12.165	$10.739	$10.661	$9.343	$7.531
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	2	2	3	3	3	4	4
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$18.835	$17.784	$17.635	$15.735	$11.969	$10.582	$10.521	$9.234	$7.455	$12.806
Accumulation Unit Value at end of period	$23.955	$18.835	$17.784	$17.635	$15.735	$11.969	$10.582	$10.521	$9.234	$7.455
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$18.696	$17.662	$17.522	$15.643	$11.905	$10.530	$10.475	$9.198	$7.429	$12.769
Accumulation Unit Value at end of period	$23.766	$18.696	$17.662	$17.522	$15.643	$11.905	$10.530	$10.475	$9.198	$7.429
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	3	9	9	10
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.285	$17.299	$17.189	$15.368	$11.713	$10.376	$10.337	$9.091	$7.354	$12.658
Accumulation Unit Value at end of period	$23.209	$18.285	$17.299	$17.189	$15.368	$11.713	$10.376	$10.337	$9.091	$7.354
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	4	5	8	8	9
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$18.285	$17.299	$17.189	$15.368	$11.713	$10.376	$10.337	$9.091	$7.354	$12.658
Accumulation Unit Value at end of period	$23.209	$18.285	$17.299	$17.189	$15.368	$11.713	$10.376	$10.337	$9.091	$7.354
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	4	5	8	8	9
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.897	$16.958	$16.875	$15.110	$11.534	$10.232	$10.210	$8.992	$7.285	$12.558
Accumulation Unit Value at end of period	$22.683	$17.897	$16.958	$16.875	$15.110	$11.534	$10.232	$10.210	$8.992	$7.285
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	4	4	9	13	18	23	23	30
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.897	$16.958	$16.875	$15.110	$11.534	$10.232	$10.210	$8.992	$7.285	$12.558
Accumulation Unit Value at end of period	$22.683	$17.897	$16.958	$16.875	$15.110	$11.534	$10.232	$10.210	$8.992	$7.285
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	4	4	9	13	18	23	23	30

96

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.765	$16.841	$16.767	$15.021	$11.471	$10.182	$10.165	$8.957	$7.260	$12.521
Accumulation Unit Value at end of period	$22.504	$17.765	$16.841	$16.767	$15.021	$11.471	$10.182	$10.165	$8.957	$7.260
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	3	3	3	3	3
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.514	$16.620	$16.563	$14.853	$11.355	$10.089	$10.082	$8.892	$7.215	$12.456
Accumulation Unit Value at end of period	$22.164	$17.514	$16.620	$16.563	$14.853	$11.355	$10.089	$10.082	$8.892	$7.215
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	5	5	5	7	9	9	8
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.385	$16.506	$16.457	$14.766	$11.294	$10.039	$10.037	$8.858	$7.190	$12.420
Accumulation Unit Value at end of period	$21.989	$17.385	$16.506	$16.457	$14.766	$11.294	$10.039	$10.037	$8.858	$7.190
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	3	2	2	2	2	3	1	1
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.385	$16.506	$16.457	$14.766	$11.294	$10.039	$10.037	$8.858	$7.190	$12.420
Accumulation Unit Value at end of period	$21.989	$17.385	$16.506	$16.457	$14.766	$11.294	$10.039	$10.037	$8.858	$7.190
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	3	2	2	2	2	3	1	1
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.151	$23.891	$23.833	$21.394	$16.371	$14.561	$14.565	$12.859	$10.444	$—
Accumulation Unit Value at end of period	$31.797	$25.151	$23.891	$23.833	$21.394	$16.371	$14.561	$14.565	$12.859	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.049	$16.211	$16.188	$14.546	$11.142	$9.920	$9.932	$8.778	$7.137	$12.346
Accumulation Unit Value at end of period	$21.532	$17.049	$16.211	$16.188	$14.546	$11.142	$9.920	$9.932	$8.778	$7.137
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.847	$23.638	$23.616	$21.231	$16.271	$14.493	$14.519	$12.838	$10.443	$—
Accumulation Unit Value at end of period	$31.366	$24.847	$23.638	$23.616	$21.231	$16.271	$14.493	$14.519	$12.838	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.747	$23.554	$23.544	$21.177	$16.238	$14.471	$14.504	$12.831	$10.442	$—
Accumulation Unit Value at end of period	$31.223	$24.747	$23.554	$23.544	$21.177	$16.238	$14.471	$14.504	$12.831	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.448	$23.305	$23.330	$21.016	$16.138	$14.404	$14.458	$12.810	$10.441	$—
Accumulation Unit Value at end of period	$30.800	$24.448	$23.305	$23.330	$21.016	$16.138	$14.404	$14.458	$12.810	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To The Contract Owners of Hartford Life and Annuity Insurance Company Separate Account Seven and the Board of Directors of Hartford Life and Annuity Insurance Company
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities as of December 31, 2017, the related statements of operations for the periods then ended, the statements of changes in net assets for each of the periods presented in two years then ended, the financial highlights in Note 6 for each of the periods presented in the five years then ended, and the related notes for each of the individual Sub-Accounts comprising Hartford Life and Annuity Insurance Company Separate Account Seven (the “Account”):

American Century VP Value Fund	MFS® Global Equity Fund
American Century VP Growth Fund	MFS® Investors Trust Fund
AB VPS Balanced Wealth Strategy Portfolio	MFS® Mid Cap Growth Fund
AB VPS International Value Portfolio	MFS® New Discovery Fund
AB VPS Small/Mid Cap Value Portfolio	MFS® Total Return Fund
AB VPS Value Portfolio	MFS® Value Fund
AB VPS International Growth Portfolio	MFS® Total Return Bond Series
Invesco V.I. Value Opportunities Fund	MFS® Research Fund
Invesco V.I. Core Equity Fund	MFS® High Yield Portfolio
Invesco V.I. Government Securities Fund	BlackRock Global Allocation V.I. Fund
Invesco V.I. International Growth Fund	BlackRock Global Opportunities V.I. Fund
Invesco V.I. Mid Cap Core Equity Fund	BlackRock Large Cap Focus Growth V.I. Fund
Invesco V.I. Small Cap Equity Fund	(Formerly BlackRock Large Cap Growth V.I. Fund)
Invesco V.I. Balanced Risk Allocation Fund	BlackRock Equity Dividend V.I. Fund
Invesco V.I. Diversified Dividend Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio
Invesco V.I. Government Money Market Fund	(Formerly UIF Core Plus Fixed Income Portfolio)
American Century VP Mid Cap Value Fund	Morgan Stanley VIF Growth Portfolio
American Funds Global Bond Fund	(Formerly UIF Growth Portfolio)
American Funds Global Growth and Income Fund	Morgan Stanley VIF Mid Cap Growth Portfolio
American Funds Asset Allocation Fund	(Formerly UIF Mid Cap Growth Portfolio)
American Funds Blue Chip Income and Growth Fund	Invesco V.I. American Value Fund
American Funds Bond Fund	Morgan Stanley Mid Cap Growth Portfolio
American Funds Global Growth Fund	BlackRock Capital Appreciation V.I. Fund
American Funds Growth Fund	Oppenheimer Capital Appreciation Fund/VA
American Funds Growth-Income Fund	Oppenheimer Global Fund/VA
American Funds International Fund	Oppenheimer Main Street Fund®/VA
American Funds New World Fund	(Merged with Oppenheimer Equity Income Fund/VA)
American Funds Global Small Capitalization Fund	Oppenheimer Main Street Small Cap Fund/VA
Wells Fargo VT Omega Growth Fund	Putnam VT Diversified Income Fund
Fidelity® VIP Growth Portfolio	Putnam VT Global Asset Allocation Fund
Fidelity® VIP Contrafund® Portfolio	Putnam VT Growth Opportunities Fund
Fidelity® VIP Mid Cap Portfolio	Putnam VT International Value Fund
Fidelity® VIP Value Strategies Portfolio	Putnam VT International Equity Fund
Fidelity® VIP Dynamic Capital Appreciation Portfolio	Putnam VT Investors Fund
Fidelity® VIP Strategic Income Portfolio	Putnam VT Small Cap Value Fund
Franklin Rising Dividends VIP Fund	Putnam VT Equity Income Fund
Franklin Income VIP Fund	(Merged with Putnam VT Growth and Income Fund)
Franklin Large Cap Growth VIP Fund	PIMCO All Asset Fund
Franklin Global Real Estate VIP Fund	PIMCO StocksPLUS Global Portfolio
Franklin Small-Mid Cap Growth VIP Fund	PIMCO Global Multi-Asset Managed Allocation Portfolio
Franklin Small Cap Value VIP Fund	Jennison 20/20 Focus Fund
Franklin Strategic Income VIP Fund	Prudential Value Portfolio
Franklin Mutual Shares VIP Fund	Invesco V.I. Growth and Income Fund
Templeton Developing Markets VIP Fund	Invesco V.I. Comstock Fund
Templeton Foreign VIP Fund	Invesco V.I. American Franchise Fund
Templeton Growth VIP Fund	Invesco V.I. Mid Cap Growth Fund
Franklin Mutual Global Discovery VIP Fund	Wells Fargo VT Index Asset Allocation Fund
Franklin Flex Cap Growth VIP Fund	Wells Fargo VT International Equity Fund
Templeton Global Bond VIP Fund	Wells Fargo VT Small Cap Growth Fund
Hartford Balanced HLS Fund	Wells Fargo VT Discovery Fund
Hartford Total Return Bond HLS Fund	Wells Fargo VT Opportunity Fund
Hartford Capital Appreciation HLS Fund	HIMCO VIT Index Fund
Hartford Dividend and Growth HLS Fund	HIMCO VIT Portfolio Diversifier Fund
Hartford Global Growth HLS Fund	HIMCO VIT American Funds Asset Allocation Fund
Hartford Disciplined Equity HLS Fund	HIMCO VIT American Funds Blue Chip Income and
Hartford Growth Opportunities HLS Fund	Growth Fund
Hartford High Yield HLS Fund	HIMCO VIT American Funds Bond Fund
Hartford International Opportunities HLS Fund	HIMCO VIT American Funds Global Bond Fund
Hartford Small/Mid Cap Equity HLS Fund	HIMCO VIT American Funds Global Growth and Income
Hartford Ultrashort Bond HLS Fund	Fund
Hartford Small Company HLS Fund	HIMCO VIT American Funds Global Growth Fund
Hartford SmallCap Growth HLS Fund	HIMCO VIT American Funds Global Small Capitalization
Hartford Stock HLS Fund	Fund
Hartford U.S. Government Securities HLS Fund	HIMCO VIT American Funds Growth Fund
Hartford Value HLS Fund	HIMCO VIT American Funds Growth-Income Fund
Lord Abbett Fundamental Equity Fund	HIMCO VIT American Funds International Fund
Lord Abbett Calibrated Dividend Growth Fund	HIMCO VIT American Funds New World Fund
Lord Abbett Bond Debenture Fund	MFS® Core Equity Portfolio
Lord Abbett Growth and Income Fund	MFS® Massachusetts Investors Growth Stock Portfolio
MFS® Growth Fund	MFS® Research International Portfolio

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the individual Sub-Accounts above as of December 31, 2017, the results of their operations for the periods then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2017, by correspondence with the fund managers; when replies were not received from fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ DELOITTE & TOUCHE LLP
Hartford, CT
April 19, 2018

We have served as the auditor of the sub-accounts that comprise Hartford Life and Annuity Insurance Company Separate Account Seven since 2002.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2017

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	13,609,392	15,503,505	11,506,066	797,562	2,061,177	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	6,385,210	1,888,933	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	44,043,928	100,031,512	190,728,630
class S2	—	—	—	—	—	—	—	—	5,093,402	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	6,385,210	1,888,933	13,609,392	15,503,505	11,506,066	797,562	2,061,177	44,043,928	105,124,914	190,728,630
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	1,293	170	3,563	4,704	3,495	106	282	46,514	356,903	48,384
Other assets	1	—	—	—	—	—	3	—	—	32
Total assets	6,386,504	1,889,103	13,612,955	15,508,209	11,509,561	797,668	2,061,462	44,090,442	105,481,817	190,777,046

Liabilities:
Due to Sponsor Company	1,293	170	3,563	4,704	3,495	106	282	46,514	356,903	48,384
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	4	5	2	1	—	1	2	—
Total liabilities	1,293	170	3,567	4,709	3,497	107	282	46,515	356,905	48,384

Net assets:
For contract liabilities	$6,385,211	$1,888,933	$13,609,388	$15,503,500	$11,506,064	$797,561	$2,061,180	$44,043,927	$105,124,912	$190,728,662

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	13,609,388	15,503,500	11,506,064	797,561	2,061,180	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	6,385,211	1,888,933	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	44,043,927	100,031,514	190,728,662
class S2	—	—	—	—	—	—	—	—	5,093,398	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$6,385,211	$1,888,933	$13,609,388	$15,503,500	$11,506,064	$797,561	$2,061,180	$44,043,927	$105,124,912	$190,728,662

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	1,160,221	959,969	535,664	46,370	90,403	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	569,092	127,201	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	5,810,545	2,724,169	16,715,918
class S2	—	—	—	—	—	—	—	—	140,780	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	569,092	127,201	1,160,221	959,969	535,664	46,370	90,403	5,810,545	2,864,949	16,715,918

Cost	$4,379,394	$1,539,517	$12,704,655	$12,757,634	$9,832,802	$591,135	$1,615,311	$44,832,770	$89,036,417	$200,180,933

Deferred contracts in the accumulation period:
Units owned by participants #	320,096	96,302	889,614	1,728,132	464,122	51,329	199,202	22,715,303	5,444,239	142,625,401
Minimum unit fair value #*	$19.157140	$19.088573	$13.437045	$7.642684	$20.708518	$13.516541	$8.984594	$1.703629	$14.856996	$1.166100
Maximum unit fair value #*	$20.503245	$20.403866	$21.111615	$17.289327	$37.172159	$22.271004	$18.096851	$26.228939	$23.263545	$10.004597
Contract liability	$6,385,211	$1,888,933	$13,609,388	$15,494,421	$11,502,322	$797,561	$2,061,006	$43,309,182	$104,134,600	$187,946,646

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	—	542	161	—	17	366,711	49,986	2,035,395
Minimum unit fair value #*	$—	$—	$—	$16.752424	$23.300374	$—	$10.109732	$1.943893	$19.291607	$1.319798
Maximum unit fair value #*	$—	$—	$—	$16.752424	$23.300374	$—	$10.109732	$2.196363	$21.654146	$1.503356
Contract liability	$—	$—	$—	$9,079	$3,742	$—	$174	$734,745	$990,312	$2,782,016

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2017

	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	American Funds Global Bond Fund	American Funds Global Growth and Income Fund	American Funds Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	68,321,287	175,006,283	620,598,467
class 4	—	—	—	—	—	—	—	8,206,397	25,817,095	26,248,523
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	1,030,394	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	72,752,056	109,313,225	54,711,813	—	—	110,478,200	—	—	—	—
class S2	40,762,486	1,620,626	14,994,823	10,680,719	280,818	1,728,854	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	113,514,542	110,933,851	69,706,636	10,680,719	280,818	112,207,054	1,030,394	76,527,684	200,823,378	646,846,990
Due from Sponsor Company	—	—	—	—	—	—	—	66,030	—	—
Receivable for fund shares sold	31,857	52,067	22,365	2,390	43	204,692	132	—	48,017	882,564
Other assets	—	—	—	2	—	19	—	—	—	—
Total assets	113,546,399	110,985,918	69,729,001	10,683,111	280,861	112,411,765	1,030,526	76,593,714	200,871,395	647,729,554

Liabilities:
Due to Sponsor Company	31,857	52,067	22,365	2,390	43	204,692	132	—	48,017	882,564
Payable for fund shares purchased	—	—	—	—	—	—	—	66,030	—	—
Other liabilities	6	13	—	—	2	—	—	1	1	3
Total liabilities	31,863	52,080	22,365	2,390	45	204,692	132	66,031	48,018	882,567

Net assets:
For contract liabilities	$113,514,536	$110,933,838	$69,706,636	$10,680,721	$280,816	$112,207,073	$1,030,394	$76,527,683	$200,823,377	$646,846,987

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	68,321,286	175,006,282	620,598,464
class 4	—	—	—	—	—	—	—	8,206,397	25,817,095	26,248,523
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	1,030,394	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	72,752,052	109,313,212	54,711,814	—	—	110,478,217	—	—	—	—
class S2	40,762,484	1,620,626	14,994,822	10,680,721	280,816	1,728,856	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$113,514,536	$110,933,838	$69,706,636	$10,680,721	$280,816	$112,207,073	$1,030,394	$76,527,683	$200,823,377	$646,846,987

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	5,794,851	11,090,386	26,419,688
class 4	—	—	—	—	—	—	—	701,401	1,654,942	1,121,732
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	45,272	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	1,823,817	7,585,928	2,732,858	—	—	110,478,200	—	—	—	—
class S2	1,036,422	114,857	787,130	956,197	10,397	1,728,854	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	2,860,239	7,700,785	3,519,988	956,197	10,397	112,207,054	45,272	6,496,252	12,745,328	27,541,420

Cost	$83,607,983	$97,364,526	$63,322,060	$11,016,827	$210,754	$112,207,054	$831,925	$74,439,047	$153,722,433	$488,352,039

Deferred contracts in the accumulation period:
Units owned by participants #	28,776,259	39,625,051	2,893,277	764,822	14,792	11,981,546	47,397	6,190,976	11,938,033	29,277,865
Minimum unit fair value #*	$2.407670	$2.412074	$17.332838	$12.798882	$18.188913	$8.876326	$20.869222	$9.904477	$10.570853	$10.369713
Maximum unit fair value #*	$21.371473	$22.762061	$28.633155	$14.861220	$19.666272	$9.841936	$22.362747	$14.019818	$25.840537	$27.951597
Contract liability	$113,138,258	$110,074,566	$69,437,898	$10,654,273	$280,816	$111,343,565	$1,030,394	$75,864,933	$199,548,129	$638,500,237

Contracts in payout (annuitization) period:
Units owned by participants #	123,170	299,423	10,479	1,798	—	92,127	—	50,772	68,974	344,592
Minimum unit fair value #*	$2.747192	$2.729918	$17.332838	$14.710624	$—	$9.293233	$—	$10.605609	$10.636531	$10.436392
Maximum unit fair value #*	$19.628674	$16.027597	$28.633155	$14.710624	$—	$9.508932	$—	$14.019818	$19.978426	$27.951597
Contract liability	$376,278	$859,272	$268,738	$26,448	$—	$863,508	$—	$662,750	$1,275,248	$8,346,750

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2017

	American Funds Blue Chip Income and Growth Fund	American Funds Bond Fund	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds New World Fund	American Funds Global Small Capitalization Fund	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	413,490,057	549,941,123	225,682,840	1,310,163,714	1,290,318,995	314,063,469	114,949,945	130,490,254	977,174	—
class 4	30,674,383	105,815,966	15,465,834	180,323,793	106,508,007	105,004,604	15,827,977	28,754,567	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	7,127,388
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	444,164,440	655,757,089	241,148,674	1,490,487,507	1,396,827,002	419,068,073	130,777,922	159,244,821	977,174	7,127,388
Due from Sponsor Company	—	—	166,533	—	—	—	—	—	—	—
Receivable for fund shares sold	341,330	276,457	—	1,185,269	1,025,049	215,100	36,550	89,468	214	1,207
Other assets	—	4	1	5	3	—	—	3	—	—
Total assets	444,505,770	656,033,550	241,315,208	1,491,672,781	1,397,852,054	419,283,173	130,814,472	159,334,292	977,388	7,128,595

Liabilities:
Due to Sponsor Company	341,330	276,457	—	1,185,269	1,025,049	215,100	36,550	89,468	214	1,207
Payable for fund shares purchased	—	—	166,533	—	—	—	—	—	—	—
Other liabilities	25	—	—	—	—	4	1	—	—	2
Total liabilities	341,355	276,457	166,533	1,185,269	1,025,049	215,104	36,551	89,468	214	1,209

Net assets:
For contract liabilities	$444,164,415	$655,757,093	$241,148,675	$1,490,487,512	$1,396,827,005	$419,068,069	$130,777,921	$159,244,824	$977,174	$7,127,386

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	413,490,034	549,941,126	225,682,842	1,310,163,717	1,290,318,997	314,063,465	114,949,942	130,490,257	977,174	—
class 4	30,674,381	105,815,967	15,465,833	180,323,795	106,508,008	105,004,604	15,827,979	28,754,567	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	7,127,386
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$444,164,415	$655,757,093	$241,148,675	$1,490,487,512	$1,396,827,005	$419,068,069	$130,777,921	$159,244,824	$977,174	$7,127,386

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	27,938,518	51,444,446	7,463,056	16,938,122	25,956,930	14,519,809	4,585,160	5,278,732	35,012	—
class 4	2,076,803	9,907,862	513,304	2,355,326	2,159,968	4,902,176	633,372	1,154,338	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	97,823
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	30,015,321	61,352,308	7,976,360	19,293,448	28,116,898	19,421,985	5,218,532	6,433,070	35,012	97,823

Cost	$333,518,710	$661,736,165	$175,852,960	$1,181,113,928	$1,106,977,204	$356,465,901	$98,503,766	$130,627,383	$843,246	$5,529,293

Deferred contracts in the accumulation period:
Units owned by participants #	189,847,778	45,075,991	9,822,019	69,794,978	58,322,433	25,930,414	5,076,438	7,519,168	39,225	332,885
Minimum unit fair value #*	$1.891730	$9.933781	$10.590156	$10.614809	$10.719668	$10.608863	$10.765927	$10.790498	$23.862098	$18.370181
Maximum unit fair value #*	$30.852307	$18.298787	$34.080432	$34.381516	$32.619326	$24.442768	$39.711442	$33.945507	$25.996768	$34.624090
Contract liability	$438,474,629	$650,646,823	$238,337,445	$1,477,137,140	$1,377,273,854	$416,186,891	$130,081,894	$157,828,643	$962,152	$7,127,386

Contracts in payout (annuitization) period:
Units owned by participants #	2,536,159	319,258	97,393	517,325	715,691	142,389	20,388	54,955	593	—
Minimum unit fair value #*	$2.142459	$9.997665	$10.690165	$10.683069	$10.788570	$10.677056	$31.317768	$10.857519	$25.327621	$—
Maximum unit fair value #*	$2.444569	$18.298787	$34.080432	$34.381516	$32.619326	$24.051776	$39.711442	$33.123821	$25.327621	$—
Contract liability	$5,689,786	$5,110,270	$2,811,230	$13,350,372	$19,553,151	$2,881,178	$696,027	$1,416,181	$15,022	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2017

	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	391,396,142	524,725,293	60,185,339	4,998,111	129,261,820
class 4	—	—	—	—	—	7,715,809	82,102,262	—	—	8,120,675
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	61,032,655	45,581,419	2,017,525	2,518,379	1,766,496	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	61,032,655	45,581,419	2,017,525	2,518,379	1,766,496	399,111,951	606,827,555	60,185,339	4,998,111	137,382,495
Due from Sponsor Company	—	—	—	—	1,847	—	—	2,092	—	—
Receivable for fund shares sold	17,920	14,244	463	810	—	408,985	544,642	—	718	50,157
Other assets	—	—	2	1	—	1	2	1	—	—
Total assets	61,050,575	45,595,663	2,017,990	2,519,190	1,768,343	399,520,937	607,372,199	60,187,432	4,998,829	137,432,652

Liabilities:
Due to Sponsor Company	17,920	14,244	463	810	—	408,985	544,642	—	718	50,157
Payable for fund shares purchased	—	—	—	—	1,847	—	—	2,092	—	—
Other liabilities	3	3	—	—	1	—	—	—	—	—
Total liabilities	17,923	14,247	463	810	1,848	408,985	544,642	2,092	718	50,157

Net assets:
For contract liabilities	$61,032,652	$45,581,416	$2,017,527	$2,518,380	$1,766,495	$399,111,952	$606,827,557	$60,185,340	$4,998,111	$137,382,495

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	391,396,141	524,725,294	60,185,340	4,998,111	129,261,820
class 4	—	—	—	—	—	7,715,811	82,102,263	—	—	8,120,675
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	61,032,652	45,581,416	2,017,527	2,518,380	1,766,495	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$61,032,652	$45,581,416	$2,017,527	$2,518,380	$1,766,495	$399,111,952	$606,827,557	$60,185,340	$4,998,111	$137,382,495

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	13,752,499	32,450,544	2,938,737	302,549	7,249,682
class 4	—	—	—	—	—	270,351	4,966,864	—	—	439,668
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	1,647,305	1,206,177	140,301	179,244	154,956	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	1,647,305	1,206,177	140,301	179,244	154,956	14,022,850	37,417,408	2,938,737	302,549	7,689,350

Cost	$44,159,584	$34,157,986	$1,638,987	$2,136,116	$1,769,918	$297,534,860	$560,852,703	$51,461,631	$4,879,359	$148,632,352

Deferred contracts in the accumulation period:
Units owned by participants #	2,827,082	2,170,395	100,333	115,614	121,083	13,885,145	28,207,716	2,896,923	205,481	7,422,834
Minimum unit fair value #*	$17.278798	$17.852726	$17.539924	$19.546704	$12.204593	$21.579419	$13.876655	$18.515448	$18.591557	$12.588723
Maximum unit fair value #*	$30.862825	$32.205158	$37.312800	$34.125181	$16.292343	$33.570516	$26.842407	$24.739236	$31.517252	$29.834508
Contract liability	$60,890,970	$45,569,833	$2,017,527	$2,518,380	$1,741,022	$395,401,674	$599,061,774	$59,253,251	$4,929,603	$136,456,656

Contracts in payout (annuitization) period:
Units owned by participants #	6,279	566	—	—	1,611	124,531	330,344	42,807	2,745	45,288
Minimum unit fair value #*	$18.785750	$20.188732	$—	$—	$15.814675	$28.778050	$15.256876	$20.917763	$21.956135	$14.468799
Maximum unit fair value #*	$30.342536	$20.998895	$—	$—	$15.814675	$33.570516	$25.863286	$23.759455	$25.300343	$27.004721
Contract liability	$141,682	$11,583	$—	$—	$25,473	$3,710,278	$7,765,783	$932,089	$68,508	$925,839

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2017

	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$209,959,215	$—	$49,544,792	$—	$—	$—	$—	$—	$—
class 2	41,097,574	13,364,899	419,971,936	168,008	161,031,403	163,196,477	183,539,520	19,955,978	5,233,210	—
class 4	17,532,605	53,939,720	78,696,562	5,092,996	26,431,273	26,576,478	27,215,727	2,803,182	41,962,631	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	17,409,771
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	58,630,179	277,263,834	498,668,498	54,805,796	187,462,676	189,772,955	210,755,247	22,759,160	47,195,841	17,409,771
Due from Sponsor Company	—	—	—	—	—	—	—	—	29	8,734
Receivable for fund shares sold	16,790	114,000	350,305	13,971	54,470	98,479	90,407	9,800	—	—
Other assets	—	4	1	3	—	—	4	—	—	2
Total assets	58,646,969	277,377,838	499,018,804	54,819,770	187,517,146	189,871,434	210,845,658	22,768,960	47,195,870	17,418,507

Liabilities:
Due to Sponsor Company	16,790	114,000	350,305	13,971	54,470	98,479	90,407	9,800	—	—
Payable for fund shares purchased	—	—	—	—	—	—	—	—	29	8,734
Other liabilities	3	—	—	—	—	1	—	3	—	—
Total liabilities	16,793	114,000	350,305	13,971	54,470	98,480	90,407	9,803	29	8,734

Net assets:
For contract liabilities	$58,630,176	$277,263,838	$498,668,499	$54,805,799	$187,462,676	$189,772,954	$210,755,251	$22,759,157	$47,195,841	$17,409,773

Contract Liabilities:
class 1	$—	$209,959,214	$—	$49,544,793	$—	$—	$—	$—	$—	$—
class 2	41,097,570	13,364,900	419,971,936	168,009	161,031,403	163,196,475	183,539,524	19,955,973	5,233,209	—
class 4	17,532,606	53,939,724	78,696,563	5,092,997	26,431,273	26,576,479	27,215,727	2,803,184	41,962,632	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	17,409,773
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$58,630,176	$277,263,838	$498,668,499	$54,805,799	$187,462,676	$189,772,954	$210,755,251	$22,759,157	$47,195,841	$17,409,773

Shares:
class 1	—	18,779,893	—	4,805,508	—	—	—	—	—	—
class 2	2,075,635	1,237,491	20,627,305	16,423	10,409,270	10,218,940	9,269,673	2,675,064	316,972	—
class 4	867,092	4,868,206	3,833,247	495,428	1,682,449	1,647,643	1,349,317	388,791	2,487,412	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	561,243
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	2,942,727	24,885,590	24,460,552	5,317,359	12,091,719	11,866,583	10,618,990	3,063,855	2,804,384	561,243

Cost	$53,454,112	$293,478,468	$418,433,246	$45,619,344	$168,683,658	$146,232,371	$207,015,902	$26,791,231	$49,762,300	$13,949,343

Deferred contracts in the accumulation period:
Units owned by participants #	3,073,457	14,419,261	22,275,503	2,399,470	12,666,059	10,506,824	7,552,605	1,149,393	3,466,423	1,009,281
Minimum unit fair value #*	$16.510274	$11.942073	$13.694595	$9.296015	$10.134400	$12.246020	$14.263263	$17.210813	$10.684534	$15.544131
Maximum unit fair value #*	$32.012289	$26.225411	$30.462534	$31.879178	$18.613612	$22.775861	$36.741404	$26.977144	$14.866503	$24.445608
Contract liability	$58,497,468	$274,300,062	$494,603,623	$54,512,844	$186,026,139	$187,826,541	$209,246,351	$22,635,758	$47,141,617	$17,409,773

Contracts in payout (annuitization) period:
Units owned by participants #	7,265	129,741	162,121	10,423	90,703	99,485	45,905	6,016	4,352	—
Minimum unit fair value #*	$18.018295	$12.158697	$23.172525	$24.140779	$10.964386	$18.568318	$21.062852	$19.995481	$10.688847	$—
Maximum unit fair value #*	$19.663952	$26.225411	$30.462534	$31.742262	$18.486970	$22.775861	$36.741404	$22.016242	$14.847828	$—
Contract liability	$132,708	$2,963,776	$4,064,876	$292,955	$1,436,537	$1,946,413	$1,508,900	$123,399	$54,224	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2017

	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford Small/Mid Cap Equity HLS Fund	Hartford Ultrashort Bond HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	409,193,301	348,272,935	270,175,213	4,932,688	69,910,097	103,368,971	24,963,359	26,218,405	5,336,612	135,127,791
class IB	5,985,147	12,026,900	12,047,144	252,457	377,014	2,105,259	2,310,179	5,961,109	—	356,186
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	415,178,448	360,299,835	282,222,357	5,185,145	70,287,111	105,474,230	27,273,538	32,179,514	5,336,612	135,483,977
Due from Sponsor Company	—	—	—	—	—	—	—	12,362	—	—
Receivable for fund shares sold	134,082	206,277	127,516	649	19,471	16,735	9,672	—	801	83,835
Other assets	3	1	3	—	—	9	1	—	—	7
Total assets	415,312,533	360,506,113	282,349,876	5,185,794	70,306,582	105,490,974	27,283,211	32,191,876	5,337,413	135,567,819

Liabilities:
Due to Sponsor Company	134,082	206,277	127,516	649	19,471	16,735	9,672	—	801	83,835
Payable for fund shares purchased	—	—	—	—	—	—	—	12,362	—	—
Other liabilities	—	—	—	—	—	—	—	3	—	—
Total liabilities	134,082	206,277	127,516	649	19,471	16,735	9,672	12,365	801	83,835

Net assets:
For contract liabilities	$415,178,451	$360,299,836	$282,222,360	$5,185,145	$70,287,111	$105,474,239	$27,273,539	$32,179,511	$5,336,612	$135,483,984

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	409,193,304	348,272,933	270,175,215	4,932,688	69,910,098	103,368,978	24,963,360	26,218,401	5,336,612	135,127,799
class IB	5,985,147	12,026,903	12,047,145	252,457	377,013	2,105,261	2,310,179	5,961,110	—	356,185
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$415,178,451	$360,299,836	$282,222,360	$5,185,145	$70,287,111	$105,474,239	$27,273,539	$32,179,511	$5,336,612	$135,483,984

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	36,147,818	7,231,580	11,280,803	176,862	4,530,790	2,690,499	3,044,312	1,501,627	605,745	13,432,187
class IB	532,013	253,305	505,121	9,137	24,690	57,038	286,623	337,167	—	35,441
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	36,679,831	7,484,885	11,785,924	185,999	4,555,480	2,747,537	3,330,935	1,838,794	605,745	13,467,628

Cost	$402,961,612	$299,165,989	$236,694,525	$4,207,778	$61,509,184	$81,262,701	$27,586,381	$23,716,556	$4,995,205	$134,863,639

Deferred contracts in the accumulation period:
Units owned by participants #	31,998,937	19,287,390	13,298,772	266,440	3,055,127	4,718,975	1,518,613	2,326,183	253,837	115,785,341
Minimum unit fair value #*	$11.576942	$15.959585	$18.408515	$14.981252	$20.024264	$18.940434	$13.292354	$11.781130	$17.886437	$0.837597
Maximum unit fair value #*	$14.783073	$31.565518	$30.881557	$32.289161	$34.465864	$37.095472	$24.396691	$22.309856	$34.988620	$9.800911
Contract liability	$415,152,884	$360,116,714	$281,964,355	$5,185,145	$70,269,168	$105,461,004	$27,273,539	$31,988,403	$5,331,446	$134,136,469

Contracts in payout (annuitization) period:
Units owned by participants #	1,935	7,841	10,590	—	633	546	—	9,020	247	1,317,924
Minimum unit fair value #*	$13.097622	$18.048084	$20.817048	$—	$23.552455	$24.231157	$—	$21.188012	$20.935673	$0.958325
Maximum unit fair value #*	$13.623101	$28.687355	$30.360968	$—	$33.884927	$24.231157	$—	$21.188012	$20.935673	$1.142179
Contract liability	$25,567	$183,122	$258,005	$—	$17,943	$13,235	$—	$191,108	$5,166	$1,347,515

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2017

	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Calibrated Dividend Growth Fund	Lord Abbett Bond Debenture Fund	Lord Abbett Growth and Income Fund	MFS® Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	9,371,476	7,539,080	2,911,378	19,700,420	10,292,653	—	—	—	—	—
class IB	—	—	—	1,082,045	3,976,011	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	114,171,507
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	15,817,177
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	10,425,364	15,778,134	34,529,632	6,380,449	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	9,371,476	7,539,080	2,911,378	20,782,465	14,268,664	10,425,364	15,778,134	34,529,632	6,380,449	129,988,684
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	1,399	2,171	373	3,313	2,807	1,482	4,277	56,190	856	12,691
Other assets	—	—	—	1	—	—	1	1	3	—
Total assets	9,372,875	7,541,251	2,911,751	20,785,779	14,271,471	10,426,846	15,782,412	34,585,823	6,381,308	130,001,375

Liabilities:
Due to Sponsor Company	1,399	2,171	373	3,313	2,808	1,482	4,277	56,190	856	12,691
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	1	3	—	3	—	—	—	—	4
Total liabilities	1,399	2,172	376	3,313	2,811	1,482	4,277	56,190	856	12,695

Net assets:
For contract liabilities	$9,371,476	$7,539,079	$2,911,375	$20,782,466	$14,268,660	$10,425,364	$15,778,135	$34,529,633	$6,380,452	$129,988,680

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	9,371,476	7,539,079	2,911,375	19,700,420	10,292,650	—	—	—	—	—
class IB	—	—	—	1,082,046	3,976,010	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	114,171,505
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	15,817,175
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	10,425,364	15,778,135	34,529,633	6,380,452	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$9,371,476	$7,539,079	$2,911,375	$20,782,466	$14,268,660	$10,425,364	$15,778,135	$34,529,633	$6,380,452	$129,988,680

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	458,936	234,643	36,589	1,929,522	641,287	—	—	—	—	—
class IB	—	—	—	106,083	248,190	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	2,334,796
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	334,613
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	552,776	984,902	2,789,146	171,748	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	458,936	234,643	36,589	2,035,605	889,477	552,776	984,902	2,789,146	171,748	2,669,409

Cost	$9,008,326	$6,182,462	$2,178,594	$21,325,507	$11,333,638	$10,091,613	$14,315,920	$32,386,035	$4,602,292	$93,301,242

Deferred contracts in the accumulation period:
Units owned by participants #	459,894	270,379	142,368	2,014,921	706,916	489,396	744,634	1,939,078	358,117	7,049,780
Minimum unit fair value #*	$17.365308	$24.873776	$17.800911	$9.373907	$17.149985	$18.245784	$19.123826	$14.682259	$15.159025	$12.483623
Maximum unit fair value #*	$30.398870	$41.783712	$32.041093	$11.737333	$28.535135	$24.442408	$27.573519	$22.154256	$25.080187	$34.637160
Contract liability	$9,371,476	$7,531,894	$2,911,375	$20,777,322	$14,268,660	$10,425,364	$15,778,135	$34,425,846	$6,380,452	$129,504,682

Contracts in payout (annuitization) period:
Units owned by participants #	—	267	—	505	—	—	—	5,860	—	24,438
Minimum unit fair value #*	$—	$26.910152	$—	$10.191281	$—	$—	$—	$17.294138	$—	$14.154768
Maximum unit fair value #*	$—	$26.910152	$—	$10.191281	$—	$—	$—	$18.708721	$—	$24.746663
Contract liability	$—	$7,185	$—	$5,144	$—	$—	$—	$103,787	$—	$483,998

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2017

	MFS® Global Equity Fund	MFS® Investors Trust Fund	MFS® Mid Cap Growth Fund	MFS® New Discovery Fund	MFS® Total Return Fund	MFS® Value Fund	MFS® Total Return Bond Series	MFS® Research Fund	MFS® High Yield Portfolio	BlackRock Global Allocation V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	4,288,315
class INIT	17,955,369	123,784,961	45,491,914	80,986,903	358,202,310	147,664,521	364,441,039	19,827,241	82,430,204	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	2,183,803	—	886,377	34,711,952	100,396,143	137,844,761	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	17,955,369	125,968,764	45,491,914	81,873,280	392,914,262	248,060,664	502,285,800	19,827,241	82,430,204	4,288,315
Due from Sponsor Company	—	—	—	—	—	—	—	—	9,938	—
Receivable for fund shares sold	14,832	74,105	6,804	51,881	456,523	107,552	70,708	32,788	—	378
Other assets	—	—	2	—	—	4	10	—	3	1
Total assets	17,970,201	126,042,869	45,498,720	81,925,161	393,370,785	248,168,220	502,356,518	19,860,029	82,440,145	4,288,694

Liabilities:
Due to Sponsor Company	14,832	74,105	6,804	51,881	456,523	107,552	70,708	32,788	—	378
Payable for fund shares purchased	—	—	—	—	—	—	—	—	9,938	—
Other liabilities	4	—	—	—	—	—	—	1	—	—
Total liabilities	14,836	74,105	6,804	51,881	456,523	107,552	70,708	32,789	9,938	378

Net assets:
For contract liabilities	$17,955,365	$125,968,764	$45,491,916	$81,873,280	$392,914,262	$248,060,668	$502,285,810	$19,827,240	$82,430,207	$4,288,316

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	4,288,316
class INIT	17,955,365	123,784,962	45,491,916	80,986,904	358,202,311	147,664,525	364,441,044	19,827,240	82,430,207	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	2,183,802	—	886,376	34,711,951	100,396,143	137,844,766	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$17,955,365	$125,968,764	$45,491,916	$81,873,280	$392,914,262	$248,060,668	$502,285,810	$19,827,240	$82,430,207	$4,288,316

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	288,970
class INIT	816,153	4,116,561	4,783,587	4,029,199	14,502,118	7,058,534	27,567,401	672,110	14,285,997	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	73,553	—	47,732	1,429,652	4,885,457	10,611,606	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	816,153	4,190,114	4,783,587	4,076,931	15,931,770	11,943,991	38,179,007	672,110	14,285,997	288,970

Cost	$13,763,370	$92,783,337	$38,219,717	$65,716,660	$326,287,047	$184,081,547	$495,054,616	$16,423,622	$85,449,015	$4,198,814

Deferred contracts in the accumulation period:
Units owned by participants #	668,177	6,578,076	3,958,727	3,342,903	18,716,310	9,241,950	35,726,879	810,638	6,982,344	322,727
Minimum unit fair value #*	$22.323313	$16.951539	$9.989835	$16.910671	$14.394256	$17.854407	$11.425059	$21.541980	$11.142162	$12.902316
Maximum unit fair value #*	$33.439353	$28.999979	$33.935009	$37.648140	$26.932336	$37.043103	$15.675497	$28.186248	$12.166841	$13.826114
Contract liability	$17,678,031	$124,613,396	$45,060,987	$80,802,044	$387,760,608	$247,214,461	$501,065,123	$19,686,179	$81,109,858	$4,288,316

Contracts in payout (annuitization) period:
Units owned by participants #	9,329	66,927	36,634	38,870	225,960	26,860	84,968	5,487	111,907	—
Minimum unit fair value #*	$25.541640	$18.992524	$11.194284	$20.237750	$16.928914	$19.410378	$11.806108	$24.025889	$11.682739	$—
Maximum unit fair value #*	$33.439353	$24.415010	$12.638795	$35.154951	$26.932336	$37.043103	$15.675497	$26.796181	$12.166841	$—
Contract liability	$277,334	$1,355,368	$430,929	$1,071,236	$5,153,654	$846,207	$1,220,687	$141,061	$1,320,349	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2017

	BlackRock Global Opportunities V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Mid Cap Growth Portfolio	Invesco V.I. American Value Fund	BlackRock Capital Appreciation V.I. Fund	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Global Fund/VA
	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account (2)	Sub-Account (3)	Sub-Account (4)	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	178,238	713,430	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	650,806	2,120,265	10,679,917	—	—	—	—
class III	—	—	7,235,391	—	—	—	—	6,134,935	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	9,762,559	—	—	—
class SRV	—	—	—	—	—	—	—	—	2,143,116	11,748,456
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	178,238	713,430	7,235,391	650,806	2,120,265	10,679,917	9,762,559	6,134,935	2,143,116	11,748,456
Due from Sponsor Company	—	8,067	—	—	—	—	—	—	—	—
Receivable for fund shares sold	29,938	—	1,683	404	300	6,692	1,738	1,337	296	4,020
Other assets	—	—	1	1	2	—	1	—	2	—
Total assets	208,176	721,497	7,237,075	651,211	2,120,567	10,686,609	9,764,298	6,136,272	2,143,414	11,752,476

Liabilities:
Due to Sponsor Company	29,938	—	1,683	404	300	6,692	1,738	1,337	296	4,020
Payable for fund shares purchased	—	8,067	—	—	—	—	—	—	—	—
Other liabilities	1	1	—	—	—	1	—	—	—	—
Total liabilities	29,939	8,068	1,683	404	300	6,693	1,738	1,337	296	4,020

Net assets:
For contract liabilities	$178,237	$713,429	$7,235,392	$650,807	$2,120,267	$10,679,916	$9,762,560	$6,134,935	$2,143,118	$11,748,456

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	178,237	713,429	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	650,807	2,120,267	10,679,916	—	—	—	—
class III	—	—	7,235,392	—	—	—	—	6,134,935	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	9,762,560	—	—	—
class SRV	—	—	—	—	—	—	—	—	2,143,118	11,748,456
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$178,237	$713,429	$7,235,392	$650,807	$2,120,267	$10,679,916	$9,762,560	$6,134,935	$2,143,118	$11,748,456

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	10,214	49,168	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	59,489	68,639	901,259	—	—	—	—
class III	—	—	596,980	—	—	—	—	603,238	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	536,404	—	—	—
class SRV	—	—	—	—	—	—	—	—	39,044	250,607
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	10,214	49,168	596,980	59,489	68,639	901,259	536,404	603,238	39,044	250,607

Cost	$118,811	$600,386	$5,834,760	$614,820	$1,796,102	$8,762,299	$8,059,934	$5,417,866	$1,956,201	$8,123,234

Deferred contracts in the accumulation period:
Units owned by participants #	8,645	30,369	365,971	57,811	104,276	566,431	486,864	309,859	116,652	603,990
Minimum unit fair value #*	$16.991085	$19.721825	$18.964125	$10.855365	$19.621835	$16.192270	$16.916529	$18.860184	$16.026155	$16.876506
Maximum unit fair value #*	$22.208003	$24.529815	$20.321731	$11.433487	$20.666424	$31.057303	$30.842808	$20.848713	$27.994739	$28.763772
Contract liability	$178,237	$660,850	$7,215,978	$650,807	$2,120,267	$10,679,916	$9,762,560	$6,134,935	$2,143,118	$11,748,456

Contracts in payout (annuitization) period:
Units owned by participants #	—	2,363	977	—	—	—	—	—	—	—
Minimum unit fair value #*	$—	$20.964346	$19.873158	$—	$—	$—	$—	$—	$—	$—
Maximum unit fair value #*	$—	$24.529815	$19.873158	$—	$—	$—	$—	$—	$—	$—
Contract liability	$—	$52,579	$19,414	$—	$—	$—	$—	$—	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2017

	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund/VA	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Investors Fund	Putnam VT Small Cap Value Fund	Putnam VT Equity Income Fund
	Sub-Account (5)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	35,835,823	2,626,171	7,472,965	651,031	1,424,922	405,202	1,228,880	1,762,743
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	4,721,824	13,657,969	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	4,721,824	13,657,969	35,835,823	2,626,171	7,472,965	651,031	1,424,922	405,202	1,228,880	1,762,743
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	690	6,210	9,591	367	1,359	402	494	32	80	552
Other assets	1	1	—	—	1	—	—	—	1	1
Total assets	4,722,515	13,664,180	35,845,414	2,626,538	7,474,325	651,433	1,425,416	405,234	1,228,961	1,763,296

Liabilities:
Due to Sponsor Company	690	6,210	9,591	367	1,359	402	494	32	80	552
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	1	—	—	—	—
Total liabilities	690	6,210	9,591	367	1,359	403	494	32	80	552

Net assets:
For contract liabilities	$4,721,825	$13,657,970	$35,835,823	$2,626,171	$7,472,966	$651,030	$1,424,922	$405,202	$1,228,881	$1,762,744

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	35,835,823	2,626,171	7,472,966	651,030	1,424,922	405,202	1,228,881	1,762,744
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	4,721,825	13,657,970	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$4,721,825	$13,657,970	$35,835,823	$2,626,171	$7,472,966	$651,030	$1,424,922	$405,202	$1,228,881	$1,762,744

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	5,836,453	143,272	749,545	56,172	93,438	19,776	75,857	66,045
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	147,973	537,292	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	147,973	537,292	5,836,453	143,272	749,545	56,172	93,438	19,776	75,857	66,045

Cost	$4,157,137	$10,141,869	$38,480,485	$2,134,167	$5,790,627	$524,171	$1,182,854	$294,051	$1,133,032	$1,252,442

Deferred contracts in the accumulation period:
Units owned by participants #	229,122	576,630	2,505,893	151,952	547,444	60,117	125,366	14,520	57,518	61,404
Minimum unit fair value #*	$17.957499	$20.448541	$12.683826	$16.033429	$13.517918	$9.335874	$10.197950	$24.168620	$18.484955	$21.875871
Maximum unit fair value #*	$28.314174	$35.779936	$20.397934	$24.147718	$13.733316	$16.935698	$17.812769	$32.448772	$30.704128	$30.692956
Contract liability	$4,721,825	$13,657,970	$35,794,300	$2,626,171	$7,472,966	$651,030	$1,401,622	$405,202	$1,221,232	$1,762,744

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	2,895	—	—	—	2,076	—	366	—
Minimum unit fair value #*	$—	$—	$14.342901	$—	$—	$—	$11.142311	$—	$19.998643	$—
Maximum unit fair value #*	$—	$—	$14.342901	$—	$—	$—	$11.589569	$—	$21.636201	$—
Contract liability	$—	$—	$41,523	$—	$—	$—	$23,300	$—	$7,649	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2017

	PIMCO All Asset Fund	PIMCO StocksPLUS Global Portfolio	PIMCO Global Multi-Asset Managed Allocation Portfolio	Jennison 20/20 Focus Fund	Prudential Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	343,670
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	1,242,297	5,309,550	475,756	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	648,894	412,283	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	43,597,856	6,568,550	—
class S2	—	—	—	—	—	28,015,054	1,525,951	1,604,831	1,215,739	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	1,242,297	5,309,550	475,756	648,894	412,283	28,015,054	1,525,951	45,202,687	7,784,289	343,670
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	117	1,172	55	104	62	4,289	216	7,916	1,296	57
Other assets	—	2	—	—	—	—	—	4	—	—
Total assets	1,242,414	5,310,724	475,811	648,998	412,345	28,019,343	1,526,167	45,210,607	7,785,585	343,727

Liabilities:
Due to Sponsor Company	117	1,172	55	104	62	4,289	216	7,916	1,296	57
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	1	1	—	1	—
Total liabilities	117	1,172	55	104	62	4,290	217	7,916	1,297	57

Net assets:
For contract liabilities	$1,242,297	$5,309,552	$475,756	$648,894	$412,283	$28,015,053	$1,525,950	$45,202,691	$7,784,288	$343,670

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	343,670
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	1,242,297	5,309,552	475,756	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	648,894	412,283	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	43,597,858	6,568,548	—
class S2	—	—	—	—	—	28,015,053	1,525,950	1,604,833	1,215,740	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$1,242,297	$5,309,552	$475,756	$648,894	$412,283	$28,015,053	$1,525,950	$45,202,691	$7,784,288	$343,670

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	16,805
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	113,245	557,141	36,909	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	21,717	13,185	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	692,359	1,168,782	—
class S2	—	—	—	—	—	1,236,322	74,292	26,395	219,844	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	113,245	557,141	36,909	21,717	13,185	1,236,322	74,292	718,754	1,388,626	16,805

Cost	$1,254,903	$5,656,609	$456,485	$263,609	$246,876	$22,601,960	$1,119,942	$33,768,051	$7,281,955	$258,628

Deferred contracts in the accumulation period:
Units owned by participants #	99,058	375,181	43,195	191,786	186,068	1,312,443	52,795	2,319,531	466,563	107,200
Minimum unit fair value #*	$12.265947	$13.659766	$10.947978	$2.419844	$1.945091	$17.994307	$25.989208	$17.410515	$15.590526	$2.067581
Maximum unit fair value #*	$13.144011	$14.637587	$11.731778	$27.564086	$24.396954	$30.761899	$30.317055	$20.796354	$17.585816	$22.754105
Contract liability	$1,242,297	$5,309,552	$475,756	$648,894	$412,283	$28,004,216	$1,525,950	$44,674,255	$7,704,315	$277,772

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	—	—	—	530	—	26,599	4,726	29,485
Minimum unit fair value #*	$—	$—	$—	$—	$—	$20.446817	$—	$19.630227	$16.735169	$2.234962
Maximum unit fair value #*	$—	$—	$—	$—	$—	$20.446817	$—	$20.655652	$17.080331	$2.234962
Contract liability	$—	$—	$—	$—	$—	$10,837	$—	$528,436	$79,973	$65,898

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (concluded)
December 31, 2017

	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	HIMCO VIT Index Fund	HIMCO VIT Portfolio Diversifier Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	562,927	1,147,169	704,195	121,893	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	31,603,235	228,906,384	—	—	—
class II	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	17,755,747	30,561,756	17,198,827
class S1	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—
Total investments	562,927	1,147,169	704,195	121,893	31,603,235	228,906,384	17,755,747	30,561,756	17,198,827
Due from Sponsor Company	—	—	—	—	—	—	35,455	—	—
Receivable for fund shares sold	140	380	124	21	5,432	48,508	—	102	10,557
Other assets	1	—	—	—	—	—	2	—	1
Total assets	563,068	1,147,549	704,319	121,914	31,608,667	228,954,892	17,791,204	30,561,858	17,209,385

Liabilities:
Due to Sponsor Company	140	380	124	21	5,432	48,508	—	102	10,557
Payable for fund shares purchased	—	—	—	—	—	—	35,455	—	—
Other liabilities	—	3	1	1	—	9	—	—	—
Total liabilities	140	383	125	22	5,432	48,517	35,455	102	10,557

Net assets:
For contract liabilities	$562,928	$1,147,166	$704,194	$121,892	$31,603,235	$228,906,375	$17,755,749	$30,561,756	$17,198,828

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	562,928	1,147,166	704,194	121,892	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	31,603,235	228,906,375	—	—	—
class II	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	17,755,749	30,561,756	17,198,828
class S1	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—
Total contract liabilities	$562,928	$1,147,166	$704,194	$121,892	$31,603,235	$228,906,375	$17,755,749	$30,561,756	$17,198,828

Shares:
class 1	—	—	—	—	—	—	—	—	—
class 2	104,633	112,688	22,186	4,491	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	687,326	32,607,747	—	—	—
class II	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	704,314	1,643,105	1,008,729
class S1	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—
Total shares	104,633	112,688	22,186	4,491	687,326	32,607,747	704,314	1,643,105	1,008,729

Cost	$503,374	$1,003,839	$546,260	$95,055	$26,645,600	$257,360,893	$16,360,492	$28,468,761	$15,303,312

Deferred contracts in the accumulation period:
Units owned by participants #	35,874	315,193	21,084	5,297	1,185,177	33,423,026	1,273,229	2,263,817	1,467,430
Minimum unit fair value #*	$14.872611	$2.622931	$29.831842	$22.007660	$22.312172	$6.615585	$13.226438	$12.913779	$11.368649
Maximum unit fair value #*	$16.216451	$34.517721	$36.385309	$32.312262	$31.769789	$7.159054	$13.959757	$13.669582	$12.034167
Contract liability	$559,095	$1,141,847	$698,228	$121,892	$31,470,174	$228,906,375	$17,367,163	$30,104,654	$17,123,807

Contracts in payout (annuitization) period:
Units owned by participants #	243	1,797	188	—	4,188	—	28,314	34,084	6,374
Minimum unit fair value #*	$15.795106	$2.959151	$31.768686	$—	$31.769789	$—	$13.657713	$13.334870	$11.739422
Maximum unit fair value #*	$15.795106	$2.959151	$31.768686	$—	$31.769789	$—	$13.797841	$13.471689	$11.859904
Contract liability	$3,833	$5,319	$5,966	$—	$133,061	$—	$388,586	$457,102	$75,021

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

(1) Formerly BlackRock Large Cap Growth V.I. Fund. Change effective June 12, 2017.
(2) Formerly UIF Core Plus Fixed Income Portfolio. Change effective May 1, 2017.
(3) Formerly UIF Growth Portfolio. Change effective May 1, 2017.
(4) Formerly UIF Mid Cap Growth Portfolio. Change effective May 1, 2017.
(5) Merged with Oppenheimer Equity Income Fund/VA . Change effective April 28, 2017.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations
For the Periods Ended December 31, 2017

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$100,777	$13,419	$258,208	$292,270	$28,924	$8,938	$17,758	$163,760	$1,079,637	$4,124,892

Expenses:
Administrative charges	—	—	—	—	—	—	—	(58,440)	(179,696)	(270,665)
Mortality and expense risk charges	(61,139)	(21,476)	(217,196)	(248,614)	(162,461)	(13,521)	(32,756)	(781,211)	(1,748,761)	(3,552,577)
Total expenses	(61,139)	(21,476)	(217,196)	(248,614)	(162,461)	(13,521)	(32,756)	(839,651)	(1,928,457)	(3,823,242)
Net investment income (loss)	39,638	(8,057)	41,012	43,656	(133,537)	(4,583)	(14,998)	(675,891)	(848,820)	301,650

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	535,783	133,585	75,249	447,720	344,014	54,523	85,791	(1,387,912)	3,199,976	(2,084,838)
Net realized gain distributions	—	264,119	117,515	—	588,801	—	—	—	5,470,341	—
Change in unrealized appreciation (depreciation) during the period	(77,817)	106,338	1,679,583	2,794,721	422,468	39,711	470,667	8,144,501	3,592,411	1,969,735
Net gain (loss) on investments	457,966	504,042	1,872,347	3,242,441	1,355,283	94,234	556,458	6,756,589	12,262,728	(115,103)
Net increase (decrease) in net assets resulting from operations	$497,604	$495,985	$1,913,359	$3,286,097	$1,221,746	$89,651	$541,460	$6,080,698	$11,413,908	$186,547

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2017

	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	American Funds Global Bond Fund	American Funds Global Growth and Income Fund	American Funds Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$1,540,547	$576,824	$—	$414,278	$4,221	$631,955	$14,818	$269,679	$3,998,858	$9,559,284

Expenses:
Administrative charges	(105,884)	(147,913)	(6,778)	—	—	—	—	—	—	(943,708)
Mortality and expense risk charges	(1,688,880)	(1,921,984)	(1,193,547)	(161,999)	(5,477)	(2,018,719)	(9,607)	(1,257,009)	(2,873,732)	(10,215,232)
Total expenses	(1,794,764)	(2,069,897)	(1,200,325)	(161,999)	(5,477)	(2,018,719)	(9,607)	(1,257,009)	(2,873,732)	(11,158,940)
Net investment income (loss)	(254,217)	(1,493,073)	(1,200,325)	252,279	(1,256)	(1,386,764)	5,211	(987,330)	1,125,126	(1,599,656)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	5,758,866	2,106,792	932,707	(57,878)	17,380	—	34,127	223,468	7,941,098	28,593,665
Net realized gain distributions	—	2,247,434	3,082,649	594,264	9,713	—	21,843	429,506	2,975,385	28,177,891
Change in unrealized appreciation (depreciation) during the period	16,452,915	10,787,743	5,190,639	85,868	(8,039)	—	42,160	3,877,889	25,037,820	27,592,048
Net gain (loss) on investments	22,211,781	15,141,969	9,205,995	622,254	19,054	—	98,130	4,530,863	35,954,303	84,363,604
Net increase (decrease) in net assets resulting from operations	$21,957,564	$13,648,896	$8,005,670	$874,533	$17,798	$(1,386,764)	$103,341	$3,543,533	$37,079,429	$82,763,948

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2017

	American Funds Blue Chip Income and Growth Fund	American Funds Bond Fund	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds New World Fund	American Funds Global Small Capitalization Fund	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$8,337,967	$12,093,882	$1,469,154	$6,847,167	$18,289,962	$4,762,569	$1,103,309	$565,341	$106	$4,625

Expenses:
Administrative charges	(563,780)	(943,278)	(334,627)	(1,977,680)	(1,983,596)	(486,406)	(170,274)	(206,971)	—	—
Mortality and expense risk charges	(6,830,531)	(8,265,300)	(3,467,265)	(21,544,835)	(20,451,206)	(4,984,247)	(1,852,932)	(2,091,735)	(17,944)	(107,528)
Total expenses	(7,394,311)	(9,208,578)	(3,801,892)	(23,522,515)	(22,434,802)	(5,470,653)	(2,023,206)	(2,298,706)	(17,944)	(107,528)
Net investment income (loss)	943,656	2,885,304	(2,332,738)	(16,675,348)	(4,144,840)	(708,084)	(919,897)	(1,733,365)	(17,838)	(102,903)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	20,768,071	(67,564)	9,796,382	52,462,552	44,712,150	8,335,629	4,938,751	3,819,359	7,401	285,944
Net realized gain distributions	15,285,238	8,239,681	6,433,651	122,955,958	81,584,495	3,594,134	—	—	27,082	415,730
Change in unrealized appreciation (depreciation) during the period	22,036,956	577,651	40,792,772	140,776,456	115,972,000	70,346,957	22,436,959	26,062,704	214,390	1,039,547
Net gain (loss) on investments	58,090,265	8,749,768	57,022,805	316,194,966	242,268,645	82,276,720	27,375,710	29,882,063	248,873	1,741,221
Net increase (decrease) in net assets resulting from operations	$59,033,921	$11,635,072	$54,690,067	$299,519,618	$238,123,805	$81,568,636	$26,455,813	$28,148,698	$231,035	$1,638,318

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2017

	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$465,934	$217,629	$25,617	$15,910	$51,867	$6,057,242	$26,355,945	$372,289	$163,453	$—

Expenses:
Administrative charges	—	—	—	—	—	(543,513)	(820,336)	(85,132)	(8,333)	(203,690)
Mortality and expense risk charges	(880,092)	(705,368)	(41,026)	(43,495)	(14,702)	(6,461,046)	(10,627,598)	(1,066,315)	(74,006)	(2,348,087)
Total expenses	(880,092)	(705,368)	(41,026)	(43,495)	(14,702)	(7,004,559)	(11,447,934)	(1,151,447)	(82,339)	(2,551,777)
Net investment income (loss)	(414,158)	(487,739)	(15,409)	(27,585)	37,165	(947,317)	14,908,011	(779,158)	81,114	(2,551,777)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	3,695,575	2,159,400	121,806	78,031	1,320	17,365,294	8,104,932	1,695,828	(22,960)	(4,154,194)
Net realized gain distributions	3,402,702	2,168,135	552,205	172,256	8,968	14,433,267	—	4,757,818	—	13,611,136
Change in unrealized appreciation (depreciation) during the period	4,611,754	3,967,634	(307,496)	291,109	52,430	36,405,800	24,807,253	7,867,343	376,266	17,538,818
Net gain (loss) on investments	11,710,031	8,295,169	366,515	541,396	62,718	68,204,361	32,912,185	14,320,989	353,306	26,995,760
Net increase (decrease) in net assets resulting from operations	$11,295,873	$7,807,430	$351,106	$513,811	$99,883	$67,257,044	$47,820,196	$13,541,831	$434,420	$24,443,983

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2017

	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$291,743	$8,756,109	$11,364,837	$595,670	$4,651,423	$3,105,883	$3,804,464	$—	$—	$399,706

Expenses:
Administrative charges	—	(342,960)	(708,472)	(67,952)	(255,063)	(265,442)	(264,568)	(36,352)	—	—
Mortality and expense risk charges	(1,044,728)	(4,876,034)	(8,245,830)	(918,346)	(3,041,037)	(3,089,352)	(3,553,073)	(380,459)	(729,421)	(278,458)
Total expenses	(1,044,728)	(5,218,994)	(8,954,302)	(986,298)	(3,296,100)	(3,354,794)	(3,817,641)	(416,811)	(729,421)	(278,458)
Net investment income (loss)	(752,985)	3,537,115	2,410,535	(390,628)	1,355,323	(248,911)	(13,177)	(416,811)	(729,421)	121,248

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	992,606	(3,789,403)	18,550,920	858,393	2,015,154	7,746,755	1,568,937	(1,883,356)	(503,839)	845,757
Net realized gain distributions	4,174,319	—	20,783,619	—	—	—	12,236,380	53,574	159,965	—
Change in unrealized appreciation (depreciation) during the period	339,020	8,677,522	(8,478,951)	15,768,228	22,708,642	22,119,417	731,895	7,374,795	1,365,469	1,197,052
Net gain (loss) on investments	5,505,945	4,888,119	30,855,588	16,626,621	24,723,796	29,866,172	14,537,212	5,545,013	1,021,595	2,042,809
Net increase (decrease) in net assets resulting from operations	$4,752,960	$8,425,234	$33,266,123	$16,235,993	$26,079,119	$29,617,261	$14,524,035	$5,128,202	$292,174	$2,164,057

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2017

	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford Small/Mid Cap Equity HLS Fund	Hartford Ultrashort Bond HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$12,429,634	$3,845,173	$4,441,465	$21,627	$628,137	$—	$1,762,225	$438,119	$42,838	$1,147,144

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	(194,467)
Mortality and expense risk charges	(5,961,210)	(5,160,760)	(3,924,574)	(59,913)	(1,063,577)	(1,566,890)	(423,739)	(451,739)	(82,717)	(2,402,829)
Total expenses	(5,961,210)	(5,160,760)	(3,924,574)	(59,913)	(1,063,577)	(1,566,890)	(423,739)	(451,739)	(82,717)	(2,597,296)
Net investment income (loss)	6,468,424	(1,315,587)	516,891	(38,286)	(435,440)	(1,566,890)	1,338,486	(13,620)	(39,879)	(1,450,152)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	2,171,621	11,995,673	8,537,702	117,173	1,750,258	4,803,987	16,000	1,600,466	3,213	261,014
Net realized gain distributions	—	18,901,440	19,262,825	201,678	7,460,577	1,347,957	—	—	157,419	—
Change in unrealized appreciation (depreciation) during the period	7,006,159	38,437,067	15,388,007	873,808	4,036,696	22,612,294	362,317	5,197,229	494,934	82,731
Net gain (loss) on investments	9,177,780	69,334,180	43,188,534	1,192,659	13,247,531	28,764,238	378,317	6,797,695	655,566	343,745
Net increase (decrease) in net assets resulting from operations	$15,646,204	$68,018,593	$43,705,425	$1,154,373	$12,812,091	$27,197,348	$1,716,803	$6,784,075	$615,687	$(1,106,407)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2017

	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Calibrated Dividend Growth Fund	Lord Abbett Bond Debenture Fund	Lord Abbett Growth and Income Fund	MFS® Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$3,086	$51,054	$477,863	$233,760	$108,164	$253,266	$1,420,446	$82,349	$116,722

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	(192,351)
Mortality and expense risk charges	(136,491)	(122,878)	(44,492)	(342,436)	(178,216)	(106,244)	(235,449)	(534,907)	(94,476)	(1,921,565)
Total expenses	(136,491)	(122,878)	(44,492)	(342,436)	(178,216)	(106,244)	(235,449)	(534,907)	(94,476)	(2,113,916)
Net investment income (loss)	(136,491)	(119,792)	6,562	135,427	55,544	1,920	17,817	885,539	(12,127)	(1,997,194)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(147,832)	202,815	162,166	(94,388)	678,879	114,954	204,217	577,845	534,830	8,295,365
Net realized gain distributions	—	—	—	—	1,035,572	803,757	868,486	334,631	609,857	5,039,071
Change in unrealized appreciation (depreciation) during the period	2,326,806	1,102,408	309,413	(78,392)	136,228	258,916	1,379,404	812,862	(425,485)	21,798,593
Net gain (loss) on investments	2,178,974	1,305,223	471,579	(172,780)	1,850,679	1,177,627	2,452,107	1,725,338	719,202	35,133,029
Net increase (decrease) in net assets resulting from operations	$2,042,483	$1,185,431	$478,141	$(37,353)	$1,906,223	$1,179,547	$2,469,924	$2,610,877	$707,075	$33,135,835

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2017

	MFS® Global Equity Fund	MFS® Investors Trust Fund	MFS® Mid Cap Growth Fund	MFS® New Discovery Fund	MFS® Total Return Fund	MFS® Value Fund	MFS® Total Return Bond Series	MFS® Research Fund	MFS® High Yield Portfolio	BlackRock Global Allocation V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$146,124	$883,179	$53,580	$—	$9,114,890	$4,519,111	$16,524,084	$280,432	$5,532,252	$53,810

Expenses:
Administrative charges	(27,905)	(189,528)	(65,180)	(119,841)	(554,481)	(208,355)	(664,267)	(35,705)	—	—
Mortality and expense risk charges	(296,294)	(2,170,315)	(775,896)	(1,385,203)	(6,705,430)	(3,702,860)	(7,030,894)	(302,342)	(1,623,277)	(46,470)
Total expenses	(324,199)	(2,359,843)	(841,076)	(1,505,044)	(7,259,911)	(3,911,215)	(7,695,161)	(338,047)	(1,623,277)	(46,470)
Net investment income (loss)	(178,075)	(1,476,664)	(787,496)	(1,505,044)	1,854,979	607,896	8,828,923	(57,615)	3,908,975	7,340

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	922,416	6,260,666	1,253,314	2,219,733	11,060,321	13,156,093	1,755,601	775,076	(372,880)	(23,777)
Net realized gain on distributions	658,954	4,787,045	2,565,953	1,475,715	10,696,766	9,714,651	—	1,377,362	—	49,740
Change in unrealized appreciation (depreciation) during the period	2,075,381	14,250,176	6,593,168	15,145,063	15,104,716	12,779,850	3,609,268	1,850,782	548,855	473,449
Net gain (loss) on investments	3,656,751	25,297,887	10,412,435	18,840,511	36,861,803	35,650,594	5,364,869	4,003,220	175,975	499,412
Net increase (decrease) in net assets resulting from operations	$3,478,676	$23,821,223	$9,624,939	$17,335,467	$38,716,782	$36,258,490	$14,193,792	$3,945,605	$4,084,950	$506,752

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2017

	BlackRock Global Opportunities V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Mid Cap Growth Portfolio	Invesco V.I. American Value Fund	Morgan Stanley Mid Cap Growth Portfolio	BlackRock Capital Appreciation V.I. Fund	Oppenheimer Capital Appreciation Fund/VA
	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account (2)	Sub-Account (3)	Sub-Account (4)	Sub-Account	Sub-Account (5)	Sub-Account	Sub-Account

Investment income:
Dividends	$3,174	$276	$112,881	$18,405	$—	$—	$58,273	$—	$—	$183

Expenses:
Administrative charges	(282)	(1,035)	—	—	—	—	—	(424)	—	—
Mortality and expense risk charges	(3,389)	(11,118)	(68,266)	(11,363)	(35,029)	(143,687)	(143,585)	(3,172)	(59,445)	(33,506)
Total expenses	(3,671)	(12,153)	(68,266)	(11,363)	(35,029)	(143,687)	(143,585)	(3,596)	(59,445)	(33,506)
Net investment income (loss)	(497)	(11,877)	44,615	7,042	(35,029)	(143,687)	(85,312)	(3,596)	(59,445)	(33,323)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	11,131	22,571	381,900	9,707	35,774	201,496	294,818	4,991	288,089	15,888
Net realized gain distributions	26,152	114,344	378,144	—	175,986	—	115,264	—	666,582	182,214
Change in unrealized appreciation (depreciation) during the period	2,278	28,544	272,536	9,274	505,134	3,219,436	430,448	64,245	915,692	266,380
Net gain (loss) on investments	39,561	165,459	1,032,580	18,981	716,894	3,420,932	840,530	69,236	1,870,363	464,482
Net increase (decrease) in net assets resulting from operations	$39,064	$153,582	$1,077,195	$26,023	$681,865	$3,277,245	$755,218	$65,640	$1,810,918	$431,159

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2017

	Oppenheimer Global Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund/VA	Oppenheimer Equity Income Fund/VA	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Investors Fund
	Sub-Account	Sub-Account (6)	Sub-Account	Sub-Account (7)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$81,581	$49,775	$94,246	$52,555	$2,108,668	$41,702	$8,357	$12,044	$31,513	$4,144

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(191,257)	(66,819)	(234,335)	(12,472)	(601,151)	(46,177)	(68,710)	(12,961)	(24,668)	(3,599)
Total expenses	(191,257)	(66,819)	(234,335)	(12,472)	(601,151)	(46,177)	(68,710)	(12,961)	(24,668)	(3,599)
Net investment income (loss)	(109,676)	(17,044)	(140,089)	40,083	1,507,517	(4,475)	(60,353)	(917)	6,845	545

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	720,072	88,561	1,014,352	153,211	(750,607)	73,133	359,211	33,660	54,471	10,678
Net realized gain distributions	—	81,638	785,986	—	—	98,939	107,707	—	—	20,341
Change in unrealized appreciation (depreciation) during the period	2,585,188	349,541	(21,748)	(138,498)	1,218,904	176,985	1,625,848	118,505	247,669	42,897
Net gain (loss) on investments	3,305,260	519,740	1,778,590	14,713	468,297	349,057	2,092,766	152,165	302,140	73,916
Net increase (decrease) in net assets resulting from operations	$3,195,584	$502,696	$1,638,501	$54,796	$1,975,814	$344,582	$2,032,413	$151,248	$308,985	$74,461

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2017

	Putnam VT Small Cap Value Fund	Putnam VT Equity Income Fund	PIMCO All Asset Fund	PIMCO StocksPLUS Global Portfolio	PIMCO Global Multi-Asset Managed Allocation Portfolio	Jennison 20/20 Focus Fund	Prudential Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$13,261	$29,827	$55,678	$184,210	$11,446	$—	$—	$357,825	$27,614	$34,783

Expenses:
Administrative charges	—	—	—	—	—	(679)	—	(7,777)	(2,748)	—
Mortality and expense risk charges	(26,457)	(12,693)	(14,595)	(50,951)	(7,503)	(10,697)	(6,922)	(323,654)	(21,816)	(882,297)
Total expenses	(26,457)	(12,693)	(14,595)	(50,951)	(7,503)	(11,376)	(6,922)	(331,431)	(24,564)	(882,297)
Net investment income (loss)	(13,196)	17,134	41,083	133,259	3,943	(11,376)	(6,922)	26,394	3,050	(847,514)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	13,481	73,170	(11,069)	(277,614)	(5,460)	10,471	3,568	1,012,417	57,456	3,326,740
Net realized gain distributions	75,267	52,830	—	—	—	—	—	1,151,405	60,495	3,516,231
Change in unrealized appreciation (depreciation) during the period	896	136,733	115,066	1,245,804	64,320	141,032	55,453	1,148,579	90,838	3,938,934
Net gain (loss) on investments	89,644	262,733	103,997	968,190	58,860	151,503	59,021	3,312,401	208,789	10,781,905
Net increase (decrease) in net assets resulting from operations	$76,448	$279,867	$145,080	$1,101,449	$62,803	$140,127	$52,099	$3,338,795	$211,839	$9,934,391

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2017

	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	HIMCO VIT Index Fund	HIMCO VIT Portfolio Diversifier Fund	HIMCO VIT American Funds Asset Allocation Fund	HIMCO VIT American Funds Blue Chip Income and Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (8)	Sub-Account (9)

Investment income:
Dividends	$—	$2,636	$15,089	$—	$—	$932	$574,760	$2,415,677	$364,217	$869,301

Expenses:
Administrative charges	—	—	—	—	—	—	(66,710)	—	(24,315)	(31,535)
Mortality and expense risk charges	(168,296)	(7,522)	(10,220)	(21,618)	(15,936)	(2,841)	(284,794)	(2,295,347)	(387,638)	(396,953)
Total expenses	(168,296)	(7,522)	(10,220)	(21,618)	(15,936)	(2,841)	(351,504)	(2,295,347)	(411,953)	(428,488)
Net investment income (loss)	(168,296)	(4,886)	4,869	(21,618)	(15,936)	(1,909)	223,256	120,330	(47,736)	440,813

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	92,852	39,148	2,907	8,622	48,405	8,556	1,397,744	(4,426,578)	(5,497,199)	(10,295,183)
Net realized gain distributions	546,701	15,017	—	32,854	41,002	11,202	1,831,658	—	6,696,910	9,881,040
Change in unrealized appreciation (depreciation) during the period	1,088,042	(15,270)	100,489	216,576	105,156	5,321	2,623,116	(6,167,130)	2,117,060	2,518,484
Net gain (loss) on investments	1,727,595	38,895	103,396	258,052	194,563	25,079	5,852,518	(10,593,708)	3,316,771	2,104,341
Net increase (decrease) in net assets resulting from operations	$1,559,299	$34,009	$108,265	$236,434	$178,627	$23,170	$6,075,774	$(10,473,378)	$3,269,035	$2,545,154

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2017

	HIMCO VIT American Funds Bond Fund	HIMCO VIT American Funds Global Bond Fund	HIMCO VIT American Funds Global Growth and Income Fund	HIMCO VIT American Funds Global Growth Fund	HIMCO VIT American Funds Global Small Capitalization Fund	HIMCO VIT American Funds Growth Fund	HIMCO VIT American Funds Growth-Income Fund	HIMCO VIT American Funds International Fund	HIMCO VIT American Funds New World Fund	MFS® Core Equity Portfolio
	Sub-Account (10)	Sub-Account (11)	Sub-Account (12)	Sub-Account (13)	Sub-Account (14)	Sub-Account (15)	Sub-Account (16)	Sub-Account (17)	Sub-Account (18)	Sub-Account

Investment income:
Dividends	$2,950,566	$34,463	$368,340	$120,486	$48,065	$805,360	$1,775,959	$1,085,493	$63,722	$159,707

Expenses:
Administrative charges	(134,840)	(8,687)	(21,468)	(11,165)	(33,739)	(219,334)	(130,256)	(133,945)	(14,221)	—
Mortality and expense risk charges	(1,299,454)	(110,550)	(348,508)	(204,790)	(355,955)	(2,128,605)	(1,229,298)	(1,236,268)	(202,647)	(292,516)
Total expenses	(1,434,294)	(119,237)	(369,976)	(215,955)	(389,694)	(2,347,939)	(1,359,554)	(1,370,213)	(216,868)	(292,516)
Net investment income (loss)	1,516,272	(84,774)	(1,636)	(95,469)	(341,629)	(1,542,579)	416,405	(284,720)	(153,146)	(132,809)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(3,937,333)	(121,249)	(8,657,773)	(2,406,956)	(8,174,225)	(82,220,937)	(44,272,431)	(18,699,980)	1,356,543	66,465
Net realized gain distributions	361,821	—	11,448,787	4,846,579	10,010,673	86,298,254	44,462,842	32,070,666	1,179,049	983,971
Change in unrealized appreciation (depreciation) during the period	4,114,021	566,577	2,176,230	1,157,824	3,748,953	35,663,007	15,449,183	12,463,015	1,118,444	2,501,789
Net gain (loss) on investments	538,509	445,328	4,967,244	3,597,447	5,585,401	39,740,324	15,639,594	25,833,701	3,654,036	3,552,225
Net increase (decrease) in net assets resulting from operations	$2,054,781	$360,554	$4,965,608	$3,501,978	$5,243,772	$38,197,745	$16,055,999	$25,548,981	$3,500,890	$3,419,416

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (concluded)
For the Periods Ended December 31, 2017

	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio
	Sub-Account	Sub-Account

Investment income:
Dividends	$194,373	$309,011

Expenses:
Administrative charges	—	—
Mortality and expense risk charges	(542,149)	(328,693)
Total expenses	(542,149)	(328,693)
Net investment income (loss)	(347,776)	(19,682)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(9,697)	107,501
Net realized gain distributions	1,549,805	—
Change in unrealized appreciation (depreciation) during the period	5,787,570	3,897,906
Net gain (loss) on investments	7,327,678	4,005,407
Net increase (decrease) in net assets resulting from operations	$6,979,902	$3,985,725

The accompanying notes are an integral part of these financial statements.

(1) Formerly BlackRock Large Cap Growth V.I. Fund. Change effective June 12, 2017.
(2) Formerly UIF Core Plus Fixed Income Portfolio. Change effective May 1, 2017.
(3) Formerly UIF Growth Portfolio. Change effective May 1, 2017.
(4) Formerly UIF Mid Cap Growth Portfolio. Change effective May 1, 2017.
(5) Liquidated as of September 29, 2017.
(6) Merged with Oppenheimer Equity Income Fund/VA . Change effective April 28, 2017.
(7) Merged with Oppenheimer Main Street Fund®/VA . Change effective April 28, 2017.
(8) Liquidated as of November 10, 2017.
(9) Liquidated as of November 10, 2017.
(10) Liquidated as of November 10, 2017.
(11) Liquidated as of November 10, 2017.
(12) Liquidated as of November 10, 2017.
(13) Liquidated as of November 10, 2017.
(14) Liquidated as of November 10, 2017.
(15) Liquidated as of November 10, 2017.
(16) Liquidated as of November 10, 2017.
(17) Liquidated as of November 10, 2017.
(18) Liquidated as of November 10, 2017.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2017

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$39,638	$(8,057)	$41,012	$43,656	$(133,537)	$(4,583)	$(14,998)	$(675,891)	$(848,820)	$301,650
Net realized gain (loss) on security transactions	535,783	133,585	75,249	447,720	344,014	54,523	85,791	(1,387,912)	3,199,976	(2,084,838)
Net realized gain distributions	—	264,119	117,515	—	588,801	—	—	—	5,470,341	—
Change in unrealized appreciation (depreciation) during the period	(77,817)	106,338	1,679,583	2,794,721	422,468	39,711	470,667	8,144,501	3,592,411	1,969,735
Net increase (decrease) in net assets resulting from operations	497,604	495,985	1,913,359	3,286,097	1,221,746	89,651	541,460	6,080,698	11,413,908	186,547

Unit transactions:
Purchases	37,440	1,836	8,869	82,306	132,758	1,113	2,575	322,618	390,069	1,388,153
Net transfers	(396,216)	(352,006)	(250,014)	(727,903)	(464,387)	(52,857)	170,788	(767,245)	144,599	11,087,025
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(701,251)	(244,355)	(3,413,568)	(2,123,878)	(1,502,042)	(165,889)	(351,026)	(4,684,948)	(13,843,316)	(30,837,282)
Other transactions	1	1	(1)	(83)	(138)	(1)	4	1,344	702	7,314
Death benefits	(52,960)	(42,162)	(146,536)	(275,441)	(180,794)	—	(34,326)	(972,338)	(2,130,771)	(6,184,821)
Net annuity transactions	—	—	—	(4,692)	(2,412)	—	(332)	(43,131)	(27,515)	91,986
Net increase (decrease) in net assets resulting from unit transactions	(1,112,986)	(636,686)	(3,801,250)	(3,049,691)	(2,017,015)	(217,634)	(212,317)	(6,143,700)	(15,466,232)	(24,447,625)
Net increase (decrease) in net assets	(615,382)	(140,701)	(1,887,891)	236,406	(795,269)	(127,983)	329,143	(63,002)	(4,052,324)	(24,261,078)

Net assets:
Beginning of period	7,000,593	2,029,634	15,497,279	15,267,094	12,301,333	925,544	1,732,037	44,106,929	109,177,236	214,989,740
End of period	$6,385,211	$1,888,933	$13,609,388	$15,503,500	$11,506,064	$797,561	$2,061,180	$44,043,927	$105,124,912	$190,728,662

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2017

	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	American Funds Global Bond Fund	American Funds Global Growth and Income Fund	American Funds Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(254,217)	$(1,493,073)	$(1,200,325)	$252,279	$(1,256)	$(1,386,764)	$5,211	$(987,330)	$1,125,126	$(1,599,656)
Net realized gain (loss) on security transactions	5,758,866	2,106,792	932,707	(57,878)	17,380	—	34,127	223,468	7,941,098	28,593,665
Net realized gain distributions	—	2,247,434	3,082,649	594,264	9,713	—	21,843	429,506	2,975,385	28,177,891
Change in unrealized appreciation (depreciation) during the period	16,452,915	10,787,743	5,190,639	85,868	(8,039)	—	42,160	3,877,889	25,037,820	27,592,048
Net increase (decrease) in net assets resulting from operations	21,957,564	13,648,896	8,005,670	874,533	17,798	(1,386,764)	103,341	3,543,533	37,079,429	82,763,948

Unit transactions:
Purchases	537,107	509,586	500,421	25,992	—	652,468	5,128	303,277	1,024,801	4,807,764
Net transfers	(4,911,141)	(1,844,479)	(2,139,788)	(232,906)	6,110	54,227,871	71,597	11,962,889	23,201,892	31,785,104
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(15,023,392)	(13,622,396)	(8,584,304)	(1,619,822)	(45,344)	(65,067,467)	(116,104)	(9,677,197)	(21,739,728)	(70,336,817)
Other transactions	6,741	7,302	5,621	(4)	(1)	9,885	—	4,459	1,324	28,123
Death benefits	(2,066,095)	(2,352,997)	(1,454,112)	(160,885)	—	(8,253,264)	(66,814)	(1,945,984)	(3,313,495)	(16,730,112)
Net annuity transactions	28,492	(162,703)	10,978	25,233	—	(84,120)	—	72,010	68,891	(1,312,392)
Net increase (decrease) in net assets resulting from unit transactions	(21,428,288)	(17,465,687)	(11,661,184)	(1,962,392)	(39,235)	(18,514,627)	(106,193)	719,454	(756,315)	(51,758,330)
Net increase (decrease) in net assets	529,276	(3,816,791)	(3,655,514)	(1,087,859)	(21,437)	(19,901,391)	(2,852)	4,262,987	36,323,114	31,005,618

Net assets:
Beginning of period	112,985,260	114,750,629	73,362,150	11,768,580	302,253	132,108,464	1,033,246	72,264,696	164,500,263	615,841,369
End of period	$113,514,536	$110,933,838	$69,706,636	$10,680,721	$280,816	$112,207,073	$1,030,394	$76,527,683	$200,823,377	$646,846,987

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2017

	American Funds Blue Chip Income and Growth Fund	American Funds Bond Fund	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds New World Fund	American Funds Global Small Capitalization Fund	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$943,656	$2,885,304	$(2,332,738)	$(16,675,348)	$(4,144,840)	$(708,084)	$(919,897)	$(1,733,365)	$(17,838)	$(102,903)
Net realized gain (loss) on security transactions	20,768,071	(67,564)	9,796,382	52,462,552	44,712,150	8,335,629	4,938,751	3,819,359	7,401	285,944
Net realized gain distributions	15,285,238	8,239,681	6,433,651	122,955,958	81,584,495	3,594,134	—	—	27,082	415,730
Change in unrealized appreciation (depreciation) during the period	22,036,956	577,651	40,792,772	140,776,456	115,972,000	70,346,957	22,436,959	26,062,704	214,390	1,039,547
Net increase (decrease) in net assets resulting from operations	59,033,921	11,635,072	54,690,067	299,519,618	238,123,805	81,568,636	26,455,813	28,148,698	231,035	1,638,318

Unit transactions:
Purchases	2,010,723	2,605,876	703,912	6,223,780	6,699,655	1,825,007	341,305	1,031,903	1,040	59,573
Net transfers	21,420,384	144,828,295	16,289,627	145,864,716	79,726,549	94,974,682	17,084,033	24,884,793	136,108	1,438,900
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(52,043,438)	(71,637,880)	(24,603,674)	(150,306,132)	(141,954,497)	(35,764,610)	(12,121,396)	(15,653,559)	(65,503)	(790,173)
Other transactions	17,471	22,913	5,445	31,433	48,260	8,015	1,511	1,725	(24)	(8)
Death benefits	(10,439,236)	(13,530,400)	(4,731,826)	(27,747,676)	(34,351,316)	(7,563,973)	(1,928,720)	(2,473,341)	(2,275)	(26,722)
Net annuity transactions	(125,720)	(86,915)	(286,995)	(533,643)	(882,291)	12,520	5,332	21,757	(2,445)	—
Net increase (decrease) in net assets resulting from unit transactions	(39,159,816)	62,201,889	(12,623,511)	(26,467,522)	(90,713,640)	53,491,641	3,382,065	7,813,278	66,901	681,570
Net increase (decrease) in net assets	19,874,105	73,836,961	42,066,556	273,052,096	147,410,165	135,060,277	29,837,878	35,961,976	297,936	2,319,888

Net assets:
Beginning of period	424,290,310	581,920,132	199,082,119	1,217,435,416	1,249,416,840	284,007,792	100,940,043	123,282,848	679,238	4,807,498
End of period	$444,164,415	$655,757,093	$241,148,675	$1,490,487,512	$1,396,827,005	$419,068,069	$130,777,921	$159,244,824	$977,174	$7,127,386

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2017

	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(414,158)	$(487,739)	$(15,409)	$(27,585)	$37,165	$(947,317)	$14,908,011	$(779,158)	$81,114	$(2,551,777)
Net realized gain (loss) on security transactions	3,695,575	2,159,400	121,806	78,031	1,320	17,365,294	8,104,932	1,695,828	(22,960)	(4,154,194)
Net realized gain distributions	3,402,702	2,168,135	552,205	172,256	8,968	14,433,267	—	4,757,818	—	13,611,136
Change in unrealized appreciation (depreciation) during the period	4,611,754	3,967,634	(307,496)	291,109	52,430	36,405,800	24,807,253	7,867,343	376,266	17,538,818
Net increase (decrease) in net assets resulting from operations	11,295,873	7,807,430	351,106	513,811	99,883	67,257,044	47,820,196	13,541,831	434,420	24,443,983

Unit transactions:
Purchases	403,289	419,468	12,494	34,255	198	2,159,603	2,657,563	410,187	3,320	1,015,635
Net transfers	(2,157,977)	(641,883)	(275,801)	(296,705)	384,311	(10,791,241)	(14,233,658)	913,529	(73,929)	(3,415,085)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(9,385,096)	(7,327,448)	(342,462)	(364,514)	(142,356)	(52,294,565)	(82,968,027)	(8,405,351)	(597,670)	(17,579,661)
Other transactions	(187)	(207)	—	1	(1)	8,983	26,287	12,552	1	1,138
Death benefits	(687,791)	(755,122)	(15,904)	(718)	(23,154)	(7,482,059)	(15,057,304)	(1,393,450)	(48,502)	(3,261,251)
Net annuity transactions	(18,219)	(5,073)	—	—	25,323	547,598	(739,175)	55,780	(10,319)	(175,061)
Net increase (decrease) in net assets resulting from unit transactions	(11,845,981)	(8,310,265)	(621,673)	(627,681)	244,321	(67,851,681)	(110,314,314)	(8,406,753)	(727,099)	(23,414,285)
Net increase (decrease) in net assets	(550,108)	(502,835)	(270,567)	(113,870)	344,204	(594,637)	(62,494,118)	5,135,078	(292,679)	1,029,698

Net assets:
Beginning of period	61,582,760	46,084,251	2,288,094	2,632,250	1,422,291	399,706,589	669,321,675	55,050,262	5,290,790	136,352,797
End of period	$61,032,652	$45,581,416	$2,017,527	$2,518,380	$1,766,495	$399,111,952	$606,827,557	$60,185,340	$4,998,111	$137,382,495

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2017

	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(752,985)	$3,537,115	$2,410,535	$(390,628)	$1,355,323	$(248,911)	$(13,177)	$(416,811)	$(729,421)	$121,248
Net realized gain (loss) on security transactions	992,606	(3,789,403)	18,550,920	858,393	2,015,154	7,746,755	1,568,937	(1,883,356)	(503,839)	845,757
Net realized gain distributions	4,174,319	—	20,783,619	—	—	—	12,236,380	53,574	159,965	—
Change in unrealized appreciation (depreciation) during the period	339,020	8,677,522	(8,478,951)	15,768,228	22,708,642	22,119,417	731,895	7,374,795	1,365,469	1,197,052
Net increase (decrease) in net assets resulting from operations	4,752,960	8,425,234	33,266,123	16,235,993	26,079,119	29,617,261	14,524,035	5,128,202	292,174	2,164,057

Unit transactions:
Purchases	449,709	1,843,796	3,004,662	388,108	823,802	921,963	888,247	158,751	229,997	16,523
Net transfers	(4,395,161)	6,927,754	(7,323,712)	1,108,562	(3,195,562)	(6,274,173)	(1,802,737)	(1,310,919)	1,746,230	2,861,056
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(7,195,744)	(39,979,083)	(65,930,982)	(6,974,139)	(23,289,540)	(26,039,970)	(27,111,042)	(3,190,783)	(7,898,036)	(2,447,561)
Other transactions	4,781	11,517	19,061	5,612	7,620	7,357	653	9	117	1
Death benefits	(1,238,906)	(7,368,822)	(10,555,520)	(751,002)	(3,645,550)	(4,134,387)	(3,633,065)	(453,011)	(1,076,448)	(96,490)
Net annuity transactions	(22,994)	(246,255)	(163,292)	(42,799)	(133,686)	136,252	179,165	24,421	5,333	—
Net increase (decrease) in net assets resulting from unit transactions	(12,398,315)	(38,811,093)	(80,949,783)	(6,265,658)	(29,432,916)	(35,382,958)	(31,478,779)	(4,771,532)	(6,992,807)	333,529
Net increase (decrease) in net assets	(7,645,355)	(30,385,859)	(47,683,660)	9,970,335	(3,353,797)	(5,765,697)	(16,954,744)	356,670	(6,700,633)	2,497,586

Net assets:
Beginning of period	66,275,531	307,649,697	546,352,159	44,835,464	190,816,473	195,538,651	227,709,995	22,402,487	53,896,474	14,912,187
End of period	$58,630,176	$277,263,838	$498,668,499	$54,805,799	$187,462,676	$189,772,954	$210,755,251	$22,759,157	$47,195,841	$17,409,773

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2017

	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford Small/Mid Cap Equity HLS Fund	Hartford Ultrashort Bond HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$6,468,424	$(1,315,587)	$516,891	$(38,286)	$(435,440)	$(1,566,890)	$1,338,486	$(13,620)	$(39,879)	$(1,450,152)
Net realized gain (loss) on security transactions	2,171,621	11,995,673	8,537,702	117,173	1,750,258	4,803,987	16,000	1,600,466	3,213	261,014
Net realized gain distributions	—	18,901,440	19,262,825	201,678	7,460,577	1,347,957	—	—	157,419	—
Change in unrealized appreciation (depreciation) during the period	7,006,159	38,437,067	15,388,007	873,808	4,036,696	22,612,294	362,317	5,197,229	494,934	82,731
Net increase (decrease) in net assets resulting from operations	15,646,204	68,018,593	43,705,425	1,154,373	12,812,091	27,197,348	1,716,803	6,784,075	615,687	(1,106,407)

Unit transactions:
Purchases	1,561,439	1,654,278	1,166,660	14,978	379,488	538,511	130,184	250,264	28,594	1,073,219
Net transfers	34,680,353	(19,384,578)	(13,257,790)	613,565	(2,020,169)	(9,061,998)	317,962	(1,162,599)	122,974	2,669,642
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(57,782,097)	(49,060,510)	(35,878,454)	(433,219)	(9,605,103)	(15,080,799)	(4,449,243)	(4,433,543)	(679,584)	(26,457,252)
Other transactions	(207)	(268)	(266)	(1)	(172)	148	20	61	—	2,241
Death benefits	(7,826,844)	(5,971,056)	(5,139,633)	(21,276)	(1,166,956)	(1,772,296)	(444,788)	(396,741)	(40,216)	(5,298,478)
Net annuity transactions	(5,514)	(39,771)	(79,020)	—	(5,623)	(558)	—	(30,282)	(407)	(260,944)
Net increase (decrease) in net assets resulting from unit transactions	(29,372,870)	(72,801,905)	(53,188,503)	174,047	(12,418,535)	(25,376,992)	(4,445,865)	(5,772,840)	(568,639)	(28,271,572)
Net increase (decrease) in net assets	(13,726,666)	(4,783,312)	(9,483,078)	1,328,420	393,556	1,820,356	(2,729,062)	1,011,235	47,048	(29,377,979)

Net assets:
Beginning of period	428,905,117	365,083,148	291,705,438	3,856,725	69,893,555	103,653,883	30,002,601	31,168,276	5,289,564	164,861,963
End of period	$415,178,451	$360,299,836	$282,222,360	$5,185,145	$70,287,111	$105,474,239	$27,273,539	$32,179,511	$5,336,612	$135,483,984

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2017

	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Calibrated Dividend Growth Fund	Lord Abbett Bond Debenture Fund	Lord Abbett Growth and Income Fund	MFS® Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(136,491)	$(119,792)	$6,562	$135,427	$55,544	$1,920	$17,817	$885,539	$(12,127)	$(1,997,194)
Net realized gain (loss) on security transactions	(147,832)	202,815	162,166	(94,388)	678,879	114,954	204,217	577,845	534,830	8,295,365
Net realized gain distributions	—	—	—	—	1,035,572	803,757	868,486	334,631	609,857	5,039,071
Change in unrealized appreciation (depreciation) during the period	2,326,806	1,102,408	309,413	(78,392)	136,228	258,916	1,379,404	812,862	(425,485)	21,798,593
Net increase (decrease) in net assets resulting from operations	2,042,483	1,185,431	478,141	(37,353)	1,906,223	1,179,547	2,469,924	2,610,877	707,075	33,135,835

Unit transactions:
Purchases	41,304	74,733	86,989	222,613	20,109	15,998	31,632	157,001	21,505	717,885
Net transfers	(767,945)	1,047,827	153,906	1,325,049	(691,779)	(403,477)	304,890	2,353,465	(169,945)	(9,400,005)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(1,098,955)	(923,739)	(557,118)	(3,882,034)	(1,903,430)	(1,534,043)	(1,846,710)	(5,824,787)	(844,089)	(15,281,613)
Other transactions	2	(160)	7	(7)	81	(11)	—	(35)	—	6,368
Death benefits	(150,403)	(32,586)	(200)	(449,074)	(154,228)	(93,132)	(208,475)	(831,203)	(417,186)	(1,937,990)
Net annuity transactions	—	(401)	—	(316)	—	—	—	(27,223)	—	(30,639)
Net increase (decrease) in net assets resulting from unit transactions	(1,975,997)	165,674	(316,416)	(2,783,769)	(2,729,247)	(2,014,665)	(1,718,663)	(4,172,782)	(1,409,715)	(25,925,994)
Net increase (decrease) in net assets	66,486	1,351,105	161,725	(2,821,122)	(823,024)	(835,118)	751,261	(1,561,905)	(702,640)	7,209,841

Net assets:
Beginning of period	9,304,990	6,187,974	2,749,650	23,603,588	15,091,684	11,260,482	15,026,874	36,091,538	7,083,092	122,778,839
End of period	$9,371,476	$7,539,079	$2,911,375	$20,782,466	$14,268,660	$10,425,364	$15,778,135	$34,529,633	$6,380,452	$129,988,680

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2017

	MFS® Global Equity Fund	MFS® Investors Trust Fund	MFS® Mid Cap Growth Fund	MFS® New Discovery Fund	MFS® Total Return Fund	MFS® Value Fund	MFS® Total Return Bond Series	MFS® Research Fund	MFS® High Yield Portfolio	BlackRock Global Allocation V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(178,075)	$(1,476,664)	$(787,496)	$(1,505,044)	$1,854,979	$607,896	$8,828,923	$(57,615)	$3,908,975	$7,340
Net realized gain (loss) on security transactions	922,416	6,260,666	1,253,314	2,219,733	11,060,321	13,156,093	1,755,601	775,076	(372,880)	(23,777)
Net realized gain distributions	658,954	4,787,045	2,565,953	1,475,715	10,696,766	9,714,651	—	1,377,362	—	49,740
Change in unrealized appreciation (depreciation) during the period	2,075,381	14,250,176	6,593,168	15,145,063	15,104,716	12,779,850	3,609,268	1,850,782	548,855	473,449
Net increase (decrease) in net assets resulting from operations	3,478,676	23,821,223	9,624,939	17,335,467	38,716,782	36,258,490	14,193,792	3,945,605	4,084,950	506,752

Unit transactions:
Purchases	28,001	1,219,263	188,719	428,521	2,448,763	1,452,448	1,584,400	114,576	576,199	1,200
Net transfers	(141,337)	(4,229,214)	172,827	(3,497,589)	5,358,377	(5,056,594)	41,428,575	(797,181)	1,950,154	107,266
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(2,682,741)	(15,156,229)	(5,939,942)	(9,637,729)	(46,688,146)	(31,381,266)	(65,662,788)	(2,794,914)	(12,729,665)	(652,577)
Other transactions	(33)	3,574	7,414	3,501	5,763	2,388	5,070	201	7,109	2
Death benefits	(87,352)	(3,391,095)	(713,381)	(1,437,200)	(8,702,831)	(4,964,631)	(9,828,397)	(228,844)	(2,061,307)	(48,857)
Net annuity transactions	73,476	(82,328)	(114,129)	(53,624)	(345,094)	23,854	350,532	(19,070)	(34,286)	—
Net increase (decrease) in net assets resulting from unit transactions	(2,809,986)	(21,636,029)	(6,398,492)	(14,194,120)	(47,923,168)	(39,923,801)	(32,122,608)	(3,725,232)	(12,291,796)	(592,966)
Net increase (decrease) in net assets	668,690	2,185,194	3,226,447	3,141,347	(9,206,386)	(3,665,311)	(17,928,816)	220,373	(8,206,846)	(86,214)

Net assets:
Beginning of period	17,286,675	123,783,570	42,265,469	78,731,933	402,120,648	251,725,979	520,214,626	19,606,867	90,637,053	4,374,530
End of period	$17,955,365	$125,968,764	$45,491,916	$81,873,280	$392,914,262	$248,060,668	$502,285,810	$19,827,240	$82,430,207	$4,288,316

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2017

	BlackRock Global Opportunities V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Mid Cap Growth Portfolio	Invesco V.I. American Value Fund	Morgan Stanley Mid Cap Growth Portfolio	BlackRock Capital Appreciation V.I. Fund	Oppenheimer Capital Appreciation Fund/VA
	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account (2)	Sub-Account (3)	Sub-Account (4)	Sub-Account	Sub-Account (5)	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(497)	$(11,877)	$44,615	$7,042	$(35,029)	$(143,687)	$(85,312)	$(3,596)	$(59,445)	$(33,323)
Net realized gain (loss) on security transactions	11,131	22,571	381,900	9,707	35,774	201,496	294,818	4,991	288,089	15,888
Net realized gain distributions	26,152	114,344	378,144	—	175,986	—	115,264	—	666,582	182,214
Change in unrealized appreciation (depreciation) during the period	2,278	28,544	272,536	9,274	505,134	3,219,436	430,448	64,245	915,692	266,380
Net increase (decrease) in net assets resulting from operations	39,064	153,582	1,077,195	26,023	681,865	3,277,245	755,218	65,640	1,810,918	431,159

Unit transactions:
Purchases	—	—	26,516	—	6,895	43,418	35,504	19,002	2,512	12,475
Net transfers	(43,986)	33,528	(497,190)	39,162	(81,343)	(306,969)	624,139	(285,545)	(1,312,210)	130,985
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(9,294)	(52,377)	(1,204,437)	(41,703)	(236,765)	(1,305,132)	(1,273,804)	(28,441)	(1,103,539)	(225,349)
Other transactions	—	—	(1)	1	57	5	2	3	1	4
Death benefits	175	175	(3,589)	—	(30,685)	(109,968)	(73,648)	(37,852)	98	(1,765)
Net annuity transactions	—	(8,710)	(835)	—	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(53,105)	(27,384)	(1,679,536)	(2,540)	(341,841)	(1,678,646)	(687,807)	(332,833)	(2,413,138)	(83,650)
Net increase (decrease) in net assets	(14,041)	126,198	(602,341)	23,483	340,024	1,598,599	67,411	(267,193)	(602,220)	347,509

Net assets:
Beginning of period	192,278	587,231	7,837,733	627,324	1,780,243	9,081,317	9,695,149	267,193	6,737,155	1,795,609
End of period	$178,237	$713,429	$7,235,392	$650,807	$2,120,267	$10,679,916	$9,762,560	$—	$6,134,935	$2,143,118

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2017

	Oppenheimer Global Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund/VA	Oppenheimer Equity Income Fund/VA	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Investors Fund
	Sub-Account	Sub-Account (6)	Sub-Account	Sub-Account (7)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(109,676)	$(17,044)	$(140,089)	$40,083	$1,507,517	$(4,475)	$(60,353)	$(917)	$6,845	$545
Net realized gain (loss) on security transactions	720,072	88,561	1,014,352	153,211	(750,607)	73,133	359,211	33,660	54,471	10,678
Net realized gain distributions	—	81,638	785,986	—	—	98,939	107,707	—	—	20,341
Change in unrealized appreciation (depreciation) during the period	2,585,188	349,541	(21,748)	(138,498)	1,218,904	176,985	1,625,848	118,505	247,669	42,897
Net increase (decrease) in net assets resulting from operations	3,195,584	502,696	1,638,501	54,796	1,975,814	344,582	2,032,413	151,248	308,985	74,461

Unit transactions:
Purchases	76,529	20,915	63,569	1,416	196,990	8,972	49,477	259	783	948
Net transfers	236,356	124,782	(1,562,445)	169,298	990,416	(78,916)	(1,503,381)	12,023	85,316	27,122
Net interfund transfers due to corporate actions	—	2,423,766	—	(2,423,766)	—	—	—	—	—	—
Surrenders for benefit payments and fees	(1,595,213)	(703,183)	(1,974,194)	(167,387)	(5,535,447)	(463,327)	(856,814)	(263,034)	(298,117)	(38,887)
Other transactions	(18)	2	(36)	2	(89)	—	5	(1)	(1)	—
Death benefits	(267,736)	(11,358)	(243,135)	(763)	(676,157)	(18,931)	(33,065)	(784)	(82,041)	—
Net annuity transactions	—	—	—	—	(28,670)	—	—	—	(12,669)	—
Net increase (decrease) in net assets resulting from unit transactions	(1,550,082)	1,854,924	(3,716,241)	(2,421,200)	(5,052,957)	(552,202)	(2,343,778)	(251,537)	(306,729)	(10,817)
Net increase (decrease) in net assets	1,645,502	2,357,620	(2,077,740)	(2,366,404)	(3,077,143)	(207,620)	(311,365)	(100,289)	2,256	63,644

Net assets:
Beginning of period	10,102,954	2,364,205	15,735,710	2,366,404	38,912,966	2,833,791	7,784,331	751,319	1,422,666	341,558
End of period	$11,748,456	$4,721,825	$13,657,970	$—	$35,835,823	$2,626,171	$7,472,966	$651,030	$1,424,922	$405,202

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2017

	Putnam VT Small Cap Value Fund	Putnam VT Equity Income Fund	PIMCO All Asset Fund	PIMCO StocksPLUS Global Portfolio	PIMCO Global Multi-Asset Managed Allocation Portfolio	Jennison 20/20 Focus Fund	Prudential Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(13,196)	$17,134	$41,083	$133,259	$3,943	$(11,376)	$(6,922)	$26,394	$3,050	$(847,514)
Net realized gain (loss) on security transactions	13,481	73,170	(11,069)	(277,614)	(5,460)	10,471	3,568	1,012,417	57,456	3,326,740
Net realized gain distributions	75,267	52,830	—	—	—	—	—	1,151,405	60,495	3,516,231
Change in unrealized appreciation (depreciation) during the period	896	136,733	115,066	1,245,804	64,320	141,032	55,453	1,148,579	90,838	3,938,934
Net increase (decrease) in net assets resulting from operations	76,448	279,867	145,080	1,101,449	62,803	140,127	52,099	3,338,795	211,839	9,934,391

Unit transactions:
Purchases	1,500	42,650	871	1,515	192	—	—	131,033	3,450	279,491
Net transfers	(282,718)	(69,552)	(379)	(784,290)	86,884	(81)	—	(1,563,986)	13,281	110,545
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(542,857)	(116,183)	(109,522)	(826,163)	(176,970)	(3,266)	(2,757)	(3,491,277)	(139,331)	(4,935,506)
Other transactions	1	—	—	1	—	2	(1)	(13)	15	1,164
Death benefits	(28,780)	(8,103)	(130,591)	86	(71,650)	(5,511)	—	(476,714)	(74,640)	(923,892)
Net annuity transactions	(547)	—	—	—	—	—	—	(17,730)	—	(57,853)
Net increase (decrease) in net assets resulting from unit transactions	(853,401)	(151,188)	(239,621)	(1,608,851)	(161,544)	(8,856)	(2,758)	(5,418,687)	(197,225)	(5,526,051)
Net increase (decrease) in net assets	(776,953)	128,679	(94,541)	(507,402)	(98,741)	131,271	49,341	(2,079,892)	14,614	4,408,340

Net assets:
Beginning of period	2,005,834	1,634,065	1,336,838	5,816,954	574,497	517,623	362,942	30,094,945	1,511,336	40,794,351
End of period	$1,228,881	$1,762,744	$1,242,297	$5,309,552	$475,756	$648,894	$412,283	$28,015,053	$1,525,950	$45,202,691

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2017

	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	HIMCO VIT Index Fund	HIMCO VIT Portfolio Diversifier Fund	HIMCO VIT American Funds Asset Allocation Fund	HIMCO VIT American Funds Blue Chip Income and Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (8)	Sub-Account (9)

Operations:
Net investment income (loss)	$(168,296)	$(4,886)	$4,869	$(21,618)	$(15,936)	$(1,909)	$223,256	$120,330	$(47,736)	$440,813
Net realized gain (loss) on security transactions	92,852	39,148	2,907	8,622	48,405	8,556	1,397,744	(4,426,578)	(5,497,199)	(10,295,183)
Net realized gain distributions	546,701	15,017	—	32,854	41,002	11,202	1,831,658	—	6,696,910	9,881,040
Change in unrealized appreciation (depreciation) during the period	1,088,042	(15,270)	100,489	216,576	105,156	5,321	2,623,116	(6,167,130)	2,117,060	2,518,484
Net increase (decrease) in net assets resulting from operations	1,559,299	34,009	108,265	236,434	178,627	23,170	6,075,774	(10,473,378)	3,269,035	2,545,154

Unit transactions:
Purchases	53,890	—	1,300	780	—	975	37,114	373,346	160,079	89,536
Net transfers	(80,903)	(30,805)	(17,429)	(37,169)	(18,517)	(808)	(4,328,385)	23,011,185	(27,376,785)	(30,713,708)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(945,227)	(99,626)	(49,480)	(138,564)	(197,915)	(35,311)	(4,464,707)	(34,428,354)	(4,185,109)	(3,371,632)
Other transactions	9	3	50	(60)	(164)	(11)	9	(1,493)	195	146
Death benefits	(326,902)	—	(1,685)	(6,439)	(10,772)	—	(809,388)	(1,984,805)	(394,675)	(203,074)
Net annuity transactions	37,670	64,588	(771)	934	2,272	—	(63,219)	—	(649)	—
Net increase (decrease) in net assets resulting from unit transactions	(1,261,463)	(65,840)	(68,015)	(180,518)	(225,096)	(35,155)	(9,628,576)	(13,030,121)	(31,796,944)	(34,198,732)
Net increase (decrease) in net assets	297,836	(31,831)	40,250	55,916	(46,469)	(11,985)	(3,552,802)	(23,503,499)	(28,527,909)	(31,653,578)

Net assets:
Beginning of period	7,486,452	375,501	522,678	1,091,250	750,663	133,877	35,156,037	252,409,874	28,527,909	31,653,578
End of period	$7,784,288	$343,670	$562,928	$1,147,166	$704,194	$121,892	$31,603,235	$228,906,375	$—	$—

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2017

	HIMCO VIT American Funds Bond Fund	HIMCO VIT American Funds Global Bond Fund	HIMCO VIT American Funds Global Growth and Income Fund	HIMCO VIT American Funds Global Growth Fund	HIMCO VIT American Funds Global Small Capitalization Fund	HIMCO VIT American Funds Growth Fund	HIMCO VIT American Funds Growth-Income Fund	HIMCO VIT American Funds International Fund	HIMCO VIT American Funds New World Fund	MFS® Core Equity Portfolio
	Sub-Account (10)	Sub-Account (11)	Sub-Account (12)	Sub-Account (13)	Sub-Account (14)	Sub-Account (15)	Sub-Account (16)	Sub-Account (17)	Sub-Account (18)	Sub-Account

Operations:
Net investment income (loss)	$1,516,272	$(84,774)	$(1,636)	$(95,469)	$(341,629)	$(1,542,579)	$416,405	$(284,720)	$(153,146)	$(132,809)
Net realized gain (loss) on security transactions	(3,937,333)	(121,249)	(8,657,773)	(2,406,956)	(8,174,225)	(82,220,937)	(44,272,431)	(18,699,980)	1,356,543	66,465
Net realized gain distributions	361,821	—	11,448,787	4,846,579	10,010,673	86,298,254	44,462,842	32,070,666	1,179,049	983,971
Change in unrealized appreciation (depreciation) during the period	4,114,021	566,577	2,176,230	1,157,824	3,748,953	35,663,007	15,449,183	12,463,015	1,118,444	2,501,789
Net increase (decrease) in net assets resulting from operations	2,054,781	360,554	4,965,608	3,501,978	5,243,772	38,197,745	16,055,999	25,548,981	3,500,890	3,419,416

Unit transactions:
Purchases	566,915	18,893	259,478	93,982	168,621	847,823	483,132	517,247	78,688	139,525
Net transfers	(97,231,508)	(6,950,051)	(26,071,571)	(14,148,011)	(29,173,284)	(191,117,827)	(107,246,889)	(114,253,392)	(15,712,315)	517,245
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(13,437,253)	(1,500,481)	(3,007,681)	(2,235,684)	(4,052,690)	(22,711,535)	(13,797,500)	(12,913,405)	(2,414,214)	(1,534,923)
Other transactions	78	3	(16)	(23)	(36)	3,984	862	632	(1)	(58)
Death benefits	(1,702,672)	(196,866)	(384,998)	(40,307)	(314,885)	(1,959,278)	(956,958)	(1,316,123)	(63,419)	(425,015)
Net annuity transactions	(62,898)	—	(15,194)	(14,847)	(33,854)	(116,855)	(237,409)	(46,348)	—	631
Net increase (decrease) in net assets resulting from unit transactions	(111,867,338)	(8,628,502)	(29,219,982)	(16,344,890)	(33,406,128)	(215,053,688)	(121,754,762)	(128,011,389)	(18,111,261)	(1,302,595)
Net increase (decrease) in net assets	(109,812,557)	(8,267,948)	(24,254,374)	(12,842,912)	(28,162,356)	(176,855,943)	(105,698,763)	(102,462,408)	(14,610,371)	2,116,821

Net assets:
Beginning of period	109,812,557	8,267,948	24,254,374	12,842,912	28,162,356	176,855,943	105,698,763	102,462,408	14,610,371	15,638,928
End of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$17,755,749

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2017

	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio
	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(347,776)	$(19,682)
Net realized gain (loss) on security transactions	(9,697)	107,501
Net realized gain distributions	1,549,805	—
Change in unrealized appreciation (depreciation) during the period	5,787,570	3,897,906
Net increase (decrease) in net assets resulting from operations	6,979,902	3,985,725

Unit transactions:
Purchases	229,683	172,521
Net transfers	(308,924)	(937,889)
Net interfund transfers due to corporate actions	—	—
Surrenders for benefit payments and fees	(4,066,436)	(2,766,918)
Other transactions	29	1,384
Death benefits	(887,908)	(492,506)
Net annuity transactions	53,658	8,657
Net increase (decrease) in net assets resulting from unit transactions	(4,979,898)	(4,014,751)
Net increase (decrease) in net assets	2,000,004	(29,026)

Net assets:
Beginning of period	28,561,752	17,227,854
End of period	$30,561,756	$17,198,828

The accompanying notes are an integral part of these financial statements.

(1) Formerly BlackRock Large Cap Growth V.I. Fund. Change effective June 12, 2017.
(2) Formerly UIF Core Plus Fixed Income Portfolio. Change effective May 1, 2017.
(3) Formerly UIF Growth Portfolio. Change effective May 1, 2017.
(4) Formerly UIF Mid Cap Growth Portfolio. Change effective May 1, 2017.
(5) Liquidated as of September 29, 2017.
(6) Merged with Oppenheimer Equity Income Fund/VA . Change effective April 28, 2017.
(7) Merged with Oppenheimer Main Street Fund®/VA . Change effective April 28, 2017.
(8) Liquidated as of November 10, 2017.
(9) Liquidated as of November 10, 2017.
(10) Liquidated as of November 10, 2017.
(11) Liquidated as of November 10, 2017.
(12) Liquidated as of November 10, 2017.
(13) Liquidated as of November 10, 2017.
(14) Liquidated as of November 10, 2017.
(15) Liquidated as of November 10, 2017.
(16) Liquidated as of November 10, 2017.
(17) Liquidated as of November 10, 2017.
(18) Liquidated as of November 10, 2017.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2016

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$48,016	$(26,265)	$43,937	$(91,518)	$(118,582)	$(1,802)	$(38,323)	$(610,505)	$(1,214,801)	$81,101
Net realized gain (loss) on security transactions	644,680	87,763	(124,601)	(45,479)	21,434	30,194	10,859	(2,009,813)	3,315,344	(1,656,545)
Net realized gain distributions	—	9,085	1,102,307	—	685,742	—	—	11,835,658	7,588,150	—
Change in unrealized appreciation (depreciation) during the period	621,434	14,325	(563,356)	(230,003)	1,817,197	46,546	(186,552)	(3,327,974)	(607,212)	538,138
Net increase (decrease) in net assets resulting from operations	1,314,130	84,908	458,287	(367,000)	2,405,791	74,938	(214,016)	5,887,366	9,081,481	(1,037,306)

Unit transactions:
Purchases	8,592	6,193	8,861	97,010	45,980	1,250	5,866	117,193	431,130	1,376,286
Net transfers	(1,169,905)	(28,363)	(113,180)	365,489	506,687	33,353	(64,101)	379,050	(4,561,008)	16,001,999
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(568,727)	(317,512)	(2,631,953)	(2,765,812)	(2,254,764)	(164,987)	(738,184)	(4,625,268)	(14,444,520)	(37,772,485)
Other transactions	485	(32)	4,136	605	342	(1)	(26)	257	1,309	12,002
Death benefits	(160,685)	(6,329)	(303,348)	(413,251)	(333,777)	—	(41,815)	(962,609)	(2,530,381)	(5,989,555)
Net annuity transactions	—	—	—	(32,271)	(2,123)	—	(297)	94,981	81,373	668,044
Net increase (decrease) in net assets resulting from unit transactions	(1,890,240)	(346,043)	(3,035,484)	(2,748,230)	(2,037,655)	(130,385)	(838,557)	(4,996,396)	(21,022,097)	(25,703,709)
Net increase (decrease) in net assets	(576,110)	(261,135)	(2,577,197)	(3,115,230)	368,136	(55,447)	(1,052,573)	890,970	(11,940,616)	(26,741,015)

Net assets:
Beginning of period	7,576,703	2,290,769	18,074,476	18,382,324	11,933,197	980,991	2,784,610	43,215,959	121,117,852	241,730,755
End of period	$7,000,593	$2,029,634	$15,497,279	$15,267,094	$12,301,333	$925,544	$1,732,037	$44,106,929	$109,177,236	$214,989,740

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	American Funds Global Bond Fund	American Funds Global Growth and Income Fund	American Funds Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(318,496)	$(2,023,674)	$(1,246,025)	$(153,627)	$(1,664)	$(2,469,555)	$5,319	$(1,003,237)	$169,276	$(1,432,986)
Net realized gain (loss) on security transactions	3,903,012	(116,942)	(426,848)	(204,601)	3,804	—	20,830	179,105	3,841,817	27,243,032
Net realized gain distributions	—	7,605,051	5,256,707	—	—	—	39,704	148,494	—	15,306,001
Change in unrealized appreciation (depreciation) during the period	(5,912,292)	6,863,678	3,353,941	1,474,258	28,453	—	110,751	1,841,035	4,918,602	3,651,043
Net increase (decrease) in net assets resulting from operations	(2,327,776)	12,328,113	6,937,775	1,116,030	30,593	(2,469,555)	176,604	1,165,397	8,929,695	44,767,090

Unit transactions:
Purchases	475,658	500,561	350,645	62,672	—	1,765,465	5,072	438,915	905,273	3,408,444
Net transfers	1,686,381	(242,014)	(426,778)	284,709	46,537	104,950,872	419,514	1,706,465	(4,039,634)	62,798
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(16,088,534)	(12,264,680)	(9,771,335)	(1,610,709)	(9,043)	(122,292,077)	(284,281)	(12,255,329)	(20,446,598)	(77,371,346)
Other transactions	657	(404)	715	—	(1)	(533)	—	7,372	(346)	37,311
Death benefits	(2,366,270)	(2,447,911)	(1,151,994)	(41,168)	—	(10,954,853)	(247)	(2,183,240)	(3,904,170)	(17,297,272)
Net annuity transactions	(4,130)	(16,587)	69,909	—	—	338,598	—	31,804	160,336	48,577
Net increase (decrease) in net assets resulting from unit transactions	(16,296,238)	(14,471,035)	(10,928,838)	(1,304,496)	37,493	(26,192,528)	140,058	(12,254,013)	(27,325,139)	(91,111,488)
Net increase (decrease) in net assets	(18,624,014)	(2,142,922)	(3,991,063)	(188,466)	68,086	(28,662,083)	316,662	(11,088,616)	(18,395,444)	(46,344,398)

Net assets:
Beginning of period	131,609,274	116,893,551	77,353,213	11,957,046	234,167	160,770,547	716,584	83,353,312	182,895,707	662,185,767
End of period	$112,985,260	$114,750,629	$73,362,150	$11,768,580	$302,253	$132,108,464	$1,033,246	$72,264,696	$164,500,263	$615,841,369

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	American Funds Blue Chip Income and Growth Fund	American Funds Bond Fund	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds New World Fund	American Funds Global Small Capitalization Fund	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$733,582	$103,519	$(1,878,859)	$(13,030,223)	$(4,121,563)	$(1,151,217)	$(1,121,601)	$(1,983,251)	$(14,268)	$(97,689)
Net realized gain (loss) on security transactions	16,613,286	1,297,435	7,593,876	33,250,067	34,438,893	898,033	1,744,355	2,608,329	(17,101)	196,532
Net realized gain distributions	33,363,460	2,127,437	18,345,589	112,278,562	140,731,427	25,894,989	—	24,588,312	39,416	597,572
Change in unrealized appreciation (depreciation) during the period	12,730,307	5,675,036	(27,454,021)	(45,791,464)	(57,053,055)	(20,127,015)	2,750,227	(25,421,724)	(24,334)	(784,660)
Net increase (decrease) in net assets resulting from operations	63,440,635	9,203,427	(3,393,415)	86,706,942	113,995,702	5,514,790	3,372,981	(208,334)	(16,287)	(88,245)

Unit transactions:
Purchases	2,047,710	2,996,636	783,208	4,452,117	5,497,205	1,042,713	458,744	677,153	1,560	37,316
Net transfers	6,110,734	25,352,154	(12,078,813)	(43,934,012)	(33,438,698)	(3,752,207)	(1,655,724)	(6,784,109)	(26,371)	(538,131)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(48,974,328)	(78,775,166)	(25,298,691)	(148,438,281)	(153,123,974)	(35,176,462)	(13,343,232)	(16,124,277)	(53,319)	(802,125)
Other transactions	2,155	17,597	5,614	31,300	33,212	3,500	16,931	6,230	2	639
Death benefits	(10,737,198)	(13,956,121)	(4,287,850)	(25,260,543)	(27,919,719)	(6,033,594)	(1,924,058)	(2,970,994)	(86,790)	(109,556)
Net annuity transactions	172,970	635,991	21,826	423,789	1,299,845	271,102	105,165	326,524	(2,068)	—
Net increase (decrease) in net assets resulting from unit transactions	(51,377,957)	(63,728,909)	(40,854,706)	(212,725,630)	(207,652,129)	(43,644,948)	(16,342,174)	(24,869,473)	(166,986)	(1,411,857)
Net increase (decrease) in net assets	12,062,678	(54,525,482)	(44,248,121)	(126,018,688)	(93,656,427)	(38,130,158)	(12,969,193)	(25,077,807)	(183,273)	(1,500,102)

Net assets:
Beginning of period	412,227,632	636,445,614	243,330,240	1,343,454,104	1,343,073,267	322,137,950	113,909,236	148,360,655	862,511	6,307,600
End of period	$424,290,310	$581,920,132	$199,082,119	$1,217,435,416	$1,249,416,840	$284,007,792	$100,940,043	$123,282,848	$679,238	$4,807,498

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(547,952)	$(598,192)	$(26,854)	$(33,071)	$37,948	$(1,501,768)	$21,427,143	$(1,160,687)	$(22,125)	$(2,628,646)
Net realized gain (loss) on security transactions	3,029,981	1,218,415	302,629	(90)	(7,232)	16,012,827	(4,698,370)	(336,182)	(15,044)	(7,124,085)
Net realized gain distributions	5,621,199	3,173,564	—	145,193	—	48,900,305	—	962,728	—	16,851,485
Change in unrealized appreciation (depreciation) during the period	(4,237,254)	675,873	(121,959)	(136,845)	40,731	(10,219,996)	58,730,894	(2,384,048)	(2,575)	(4,342,796)
Net increase (decrease) in net assets resulting from operations	3,865,974	4,469,660	153,816	(24,813)	71,447	53,191,368	75,459,667	(2,918,189)	(39,744)	2,755,958

Unit transactions:
Purchases	390,317	236,810	7,293	13,639	204	1,592,967	2,802,567	366,985	2,481	696,149
Net transfers	(3,397,426)	(1,535,974)	(328,583)	(614,946)	445,948	(7,446,891)	(13,361,162)	(6,639,024)	(72,262)	(4,463,012)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(9,527,590)	(7,924,904)	(692,421)	(551,020)	(145,556)	(53,402,508)	(96,099,292)	(7,667,534)	(404,294)	(16,894,428)
Other transactions	10	818	6	(3)	—	28,609	27,072	696	(1)	7,323
Death benefits	(739,714)	(853,266)	(28,794)	(223,109)	(30,448)	(8,312,258)	(16,912,876)	(1,152,311)	(190,413)	(3,171,693)
Net annuity transactions	(46,351)	(644)	—	—	—	32,033	613,888	306,577	(13,829)	(29,812)
Net increase (decrease) in net assets resulting from unit transactions	(13,320,754)	(10,077,160)	(1,042,499)	(1,375,439)	270,148	(67,508,048)	(122,929,803)	(14,784,611)	(678,318)	(23,855,473)
Net increase (decrease) in net assets	(9,454,780)	(5,607,500)	(888,683)	(1,400,252)	341,595	(14,316,680)	(47,470,136)	(17,702,800)	(718,062)	(21,099,515)

Net assets:
Beginning of period	71,037,540	51,691,751	3,176,777	4,032,502	1,080,696	414,023,269	716,791,811	72,753,062	6,008,852	157,452,312
End of period	$61,582,760	$46,084,251	$2,288,094	$2,632,250	$1,422,291	$399,706,589	$669,321,675	$55,050,262	$5,290,790	$136,352,797

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(514,418)	$5,701,264	$1,268,135	$(376,720)	$404,659	$583,411	$(274,838)	$(434,006)	$(828,159)	$180,529
Net realized gain (loss) on security transactions	(305,866)	(8,716,864)	16,413,962	(3,297,594)	(3,179,868)	2,608,702	(1,320,785)	(4,091,744)	(1,806,513)	591,764
Net realized gain distributions	7,879,734	—	44,095,414	—	3,459,768	7,778,007	17,629,016	3,485,803	48,073	—
Change in unrealized appreciation (depreciation) during the period	6,530,663	22,757,063	9,181,738	9,780,154	9,541,580	3,253,223	5,294,143	(448,586)	3,156,530	(90,140)
Net increase (decrease) in net assets resulting from operations	13,590,113	19,741,463	70,959,249	6,105,840	10,226,139	14,223,343	21,327,536	(1,488,533)	569,931	682,153

Unit transactions:
Purchases	220,737	1,478,860	2,526,874	328,830	838,539	1,086,628	848,091	45,731	285,416	60,006
Net transfers	10,029,282	(5,906,588)	(21,109,063)	3,072,460	(1,130,599)	(7,025,127)	(10,151,792)	(2,103,799)	412,551	916,332
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(6,790,610)	(47,489,566)	(65,562,759)	(6,666,285)	(25,193,906)	(24,982,164)	(29,886,732)	(3,381,639)	(9,009,434)	(2,058,635)
Other transactions	2,606	18,488	(904)	5,016	2,850	(1,500)	18,420	176	(1,090)	6
Death benefits	(980,689)	(8,289,260)	(10,261,993)	(788,626)	(3,595,908)	(4,144,830)	(3,928,273)	(291,580)	(1,135,538)	(138,740)
Net annuity transactions	(8,723)	248,733	188,887	79,035	12,154	210,421	33,832	58,068	(68,150)	—
Net increase (decrease) in net assets resulting from unit transactions	2,472,603	(59,939,333)	(94,218,958)	(3,969,570)	(29,066,870)	(34,856,572)	(43,066,454)	(5,673,043)	(9,516,245)	(1,221,031)
Net increase (decrease) in net assets	16,062,716	(40,197,870)	(23,259,709)	2,136,270	(18,840,731)	(20,633,229)	(21,738,918)	(7,161,576)	(8,946,314)	(538,878)

Net assets:
Beginning of period	50,212,815	347,847,567	569,611,868	42,699,194	209,657,204	216,171,880	249,448,913	29,564,063	62,842,788	15,451,065
End of period	$66,275,531	$307,649,697	$546,352,159	$44,835,464	$190,816,473	$195,538,651	$227,709,995	$22,402,487	$53,896,474	$14,912,187

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford Small/Mid Cap Equity HLS Fund	Hartford Ultrashort Bond HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$4,982,759	$(1,413,908)	$1,637,384	$(30,952)	$(478,895)	$(1,168,522)	$1,475,876	$61,071	$(12,423)	$(2,376,959)
Net realized gain (loss) on security transactions	2,525,364	6,150,104	6,836,449	53,203	2,092,982	2,788,989	(667,109)	917,949	(283,526)	119,131
Net realized gain distributions	1,715,017	36,107,168	32,786,356	427,141	9,197,440	15,859,347	—	—	301,651	—
Change in unrealized appreciation (depreciation) during the period	4,957,720	(26,934,657)	(5,001,161)	(449,351)	(7,937,637)	(19,928,559)	2,753,316	(958,112)	631,335	814,165
Net increase (decrease) in net assets resulting from operations	14,180,860	13,908,707	36,259,028	41	2,873,890	(2,448,745)	3,562,083	20,908	637,037	(1,443,663)

Unit transactions:
Purchases	2,248,045	2,360,438	1,753,453	8,914	429,274	448,607	126,202	207,484	13,349	2,046,268
Net transfers	7,140,006	(4,809,865)	(10,455,330)	(253,619)	(67,844)	(4,942,530)	2,580,745	532,563	214,161	10,389,232
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(63,774,444)	(56,777,966)	(39,153,138)	(500,627)	(10,970,307)	(14,680,266)	(4,961,234)	(5,164,961)	(1,035,947)	(36,395,665)
Other transactions	(233)	938	14	(8)	354	1,437	(69)	(175)	8	8,788
Death benefits	(8,012,234)	(6,724,290)	(5,587,963)	(107,355)	(1,265,506)	(1,767,905)	(366,488)	(493,764)	(61,491)	(6,185,170)
Net annuity transactions	(4,630)	31,818	12,793	—	(29,036)	(496)	—	127,728	(6,448)	(354,654)
Net increase (decrease) in net assets resulting from unit transactions	(62,403,490)	(65,918,927)	(53,430,171)	(852,695)	(11,903,065)	(20,941,153)	(2,620,844)	(4,791,125)	(876,368)	(30,491,201)
Net increase (decrease) in net assets	(48,222,630)	(52,010,220)	(17,171,143)	(852,654)	(9,029,175)	(23,389,898)	941,239	(4,770,217)	(239,331)	(31,934,864)

Net assets:
Beginning of period	477,127,747	417,093,368	308,876,581	4,709,379	78,922,730	127,043,781	29,061,362	35,938,493	5,528,895	196,796,827
End of period	$428,905,117	$365,083,148	$291,705,438	$3,856,725	$69,893,555	$103,653,883	$30,002,601	$31,168,276	$5,289,564	$164,861,963

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Calibrated Dividend Growth Fund	Lord Abbett Bond Debenture Fund	Lord Abbett Growth and Income Fund	MFS® Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(146,569)	$(97,940)	$9,086	$88,568	$56,716	$8,759	$23,024	$1,044,912	$(2,155)	$(2,088,225)
Net realized gain (loss) on security transactions	(753,686)	(195,958)	108,342	9,935	822,375	(256,830)	68,604	212,075	569,107	4,713,380
Net realized gain distributions	980,252	269,332	—	—	1,926,062	209,723	913,015	—	93,150	7,890,474
Change in unrealized appreciation (depreciation) during the period	(79,462)	530,904	38,132	(110,627)	(1,037,741)	1,680,828	738,952	2,332,395	346,537	(9,566,008)
Net increase (decrease) in net assets resulting from operations	535	506,338	155,560	(12,124)	1,767,412	1,642,480	1,743,595	3,589,382	1,006,639	949,621

Unit transactions:
Purchases	40,048	17,789	1,779	133,000	11,862	19,385	23,298	195,221	13,451	638,478
Net transfers	(295,296)	(509,442)	885,431	5,984,678	(1,314,370)	(1,319,763)	2,817,230	2,289,044	(267,821)	(1,906,623)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(1,653,882)	(1,107,997)	(325,549)	(6,157,483)	(1,446,277)	(1,454,245)	(2,461,808)	(5,814,535)	(1,045,731)	(15,642,490)
Other transactions	61	4	5	222	138	(3)	(2)	436	7	2,772
Death benefits	(80,590)	(156,682)	(10,054)	(508,983)	(310,428)	(42,765)	(129,284)	(868,158)	(245,966)	(2,098,297)
Net annuity transactions	—	(352)	—	(335)	—	—	(9,509)	(9,367)	—	95,387
Net increase (decrease) in net assets resulting from unit transactions	(1,989,659)	(1,756,680)	551,612	(548,901)	(3,059,075)	(2,797,391)	239,925	(4,207,359)	(1,546,060)	(18,910,773)
Net increase (decrease) in net assets	(1,989,124)	(1,250,342)	707,172	(561,025)	(1,291,663)	(1,154,911)	1,983,520	(617,977)	(539,421)	(17,961,152)

Net assets:
Beginning of period	11,294,114	7,438,316	2,042,478	24,164,613	16,383,347	12,415,393	13,043,354	36,709,515	7,622,513	140,739,991
End of period	$9,304,990	$6,187,974	$2,749,650	$23,603,588	$15,091,684	$11,260,482	$15,026,874	$36,091,538	$7,083,092	$122,778,839

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	MFS® Global Equity Fund	MFS® Investors Trust Fund	MFS® Mid Cap Growth Fund	MFS® New Discovery Fund	MFS® Total Return Fund	MFS® Value Fund	MFS® Total Return Bond Series	MFS® Research Fund	MFS® High Yield Portfolio	BlackRock Global Allocation V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(152,663)	$(1,349,400)	$(874,943)	$(1,503,518)	$4,215,630	$1,074,300	$9,510,229	$(181,265)	$4,807,431	$2,279
Net realized gain (loss) on security transactions	594,170	5,641,403	531,095	(894,884)	11,689,575	13,976,372	3,700,970	471,671	(1,700,758)	(99,677)
Net realized gain distributions	980,782	13,759,567	3,513,239	3,512,841	13,428,470	20,751,024	—	2,071,007	—	—
Change in unrealized appreciation (depreciation) during the period	(490,490)	(10,410,607)	(2,032,333)	3,890,874	(718,725)	(6,457,633)	1,551,782	(994,237)	7,573,649	208,501
Net increase (decrease) in net assets resulting from operations	931,799	7,640,963	1,137,058	5,005,313	28,614,950	29,344,063	14,762,981	1,367,176	10,680,322	111,103

Unit transactions:
Purchases	90,648	687,736	149,411	283,522	1,607,436	1,026,752	3,331,050	86,085	553,600	1,200
Net transfers	(112,541)	(4,167,631)	(5,311,745)	(1,834,821)	(1,858,413)	(7,760,708)	17,806,041	(1,318,256)	8,628,185	(262,677)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(1,886,673)	(18,306,641)	(5,147,258)	(11,131,093)	(55,999,638)	(34,470,626)	(67,114,205)	(2,382,028)	(14,715,431)	(433,712)
Other transactions	1,636	2,022	(2)	3,446	18,548	13,863	10,750	442	2,122	—
Death benefits	(291,764)	(2,680,015)	(726,690)	(1,346,369)	(9,154,451)	(4,591,789)	(9,868,342)	(208,027)	(2,424,175)	(31,000)
Net annuity transactions	(40,777)	146,161	36,864	64,200	419,416	(17,101)	117,472	47,104	20,666	—
Net increase (decrease) in net assets resulting from unit transactions	(2,239,471)	(24,318,368)	(10,999,420)	(13,961,115)	(64,967,102)	(45,799,609)	(55,717,234)	(3,774,680)	(7,935,033)	(726,189)
Net increase (decrease) in net assets	(1,307,672)	(16,677,405)	(9,862,362)	(8,955,802)	(36,352,152)	(16,455,546)	(40,954,253)	(2,407,504)	2,745,289	(615,086)

Net assets:
Beginning of period	18,594,347	140,460,975	52,127,831	87,687,735	438,472,800	268,181,525	561,168,879	22,014,371	87,891,764	4,989,616
End of period	$17,286,675	$123,783,570	$42,265,469	$78,731,933	$402,120,648	$251,725,979	$520,214,626	$19,606,867	$90,637,053	$4,374,530

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	BlackRock Global Opportunities V.I. Fund	BlackRock Large Cap Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	UIF Core Plus Fixed Income Portfolio	UIF Growth Portfolio	UIF Mid Cap Growth Portfolio	Invesco V.I. American Value Fund	Morgan Stanley Mid Cap Growth Portfolio	BlackRock Capital Appreciation V.I. Fund	Oppenheimer Capital Appreciation Fund/VA
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$16	$(7,640)	$51,017	$(1,115)	$(33,981)	$(139,466)	$(127,606)	$(5,065)	$(68,973)	$(33,675)
Net realized gain (loss) on security transactions	11,150	24,026	297,832	1,970	(3,220)	(209,695)	171,753	(13,457)	(73,551)	(33,428)
Net realized gain distributions	315	49,174	228,920	—	327,221	497,167	539,498	12,127	199,285	233,406
Change in unrealized appreciation (depreciation) during the period	(9,692)	(32,323)	605,977	21,976	(366,839)	(1,239,917)	595,368	(30,684)	(115,239)	(274,869)
Net increase (decrease) in net assets resulting from operations	1,789	33,237	1,183,746	22,831	(76,819)	(1,091,911)	1,179,013	(37,079)	(58,478)	(108,566)

Unit transactions:
Purchases	—	—	7,646	—	2,183	34,482	36,272	—	1,512	22,460
Net transfers	73	(28,486)	(1,377,218)	65,201	(225,586)	(7,713)	272,127	(19,098)	(79,679)	(312,481)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(38,182)	(74,165)	(1,361,022)	(96,661)	(184,369)	(1,217,192)	(1,559,767)	(20,519)	(844,349)	(306,756)
Other transactions	25	(1)	74	—	—	337	(95)	1	(192)	—
Death benefits	—	—	(159,496)	(2,443)	(67,987)	(178,482)	(232,292)	(1,910)	(148,394)	(9,843)
Net annuity transactions	—	(9,563)	(740)	—	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(38,084)	(112,215)	(2,890,756)	(33,903)	(475,759)	(1,368,568)	(1,483,755)	(41,526)	(1,071,102)	(606,620)
Net increase (decrease) in net assets	(36,295)	(78,978)	(1,707,010)	(11,072)	(552,578)	(2,460,479)	(304,742)	(78,605)	(1,129,580)	(715,186)

Net assets:
Beginning of period	228,573	666,209	9,544,743	638,396	2,332,821	11,541,796	9,999,891	345,798	7,866,735	2,510,795
End of period	$192,278	$587,231	$7,837,733	$627,324	$1,780,243	$9,081,317	$9,695,149	$267,193	$6,737,155	$1,795,609

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	Oppenheimer Global Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund/VA	Oppenheimer Equity Income Fund/VA	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Investors Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(105,459)	$(21,994)	$(212,347)	$88,794	$2,423,242	$7,847	$(8,028)	$5,285	$10,734	$1,113
Net realized gain (loss) on security transactions	369,117	121,335	559,667	(40,543)	(1,724,795)	27,423	2,960	(7,275)	(24,268)	5,522
Net realized gain distributions	794,635	287,243	598,207	—	—	204,083	—	—	—	11,896
Change in unrealized appreciation (depreciation) during the period	(1,400,504)	(193,779)	1,274,864	242,637	638,019	(100,691)	56,491	(5,392)	(37,002)	15,730
Net increase (decrease) in net assets resulting from operations	(342,211)	192,805	2,220,391	290,888	1,336,466	138,662	51,423	(7,382)	(50,536)	34,261

Unit transactions:
Purchases	45,499	7,923	88,230	3,917	228,933	7,624	122	—	3,887	384
Net transfers	(708,956)	(544,355)	(566,855)	(171,067)	(310,619)	(63,497)	(175,564)	(9,891)	541,393	(500)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	7,988,256	—	—	—
Surrenders for benefit payments and fees	(2,338,945)	(382,070)	(2,499,096)	(400,423)	(7,236,464)	(203,561)	(68,405)	(90,765)	(293,355)	(36,746)
Other transactions	(39)	7	346	—	62	2	1	—	(120)	—
Death benefits	(63,474)	(1,171)	(294,407)	(29,218)	(1,004,899)	—	(11,502)	—	(2,764)	—
Net annuity transactions	—	—	—	—	(27,345)	—	—	—	(7,458)	—
Net increase (decrease) in net assets resulting from unit transactions	(3,065,915)	(919,666)	(3,271,782)	(596,791)	(8,350,332)	(259,432)	7,732,908	(100,656)	241,583	(36,862)
Net increase (decrease) in net assets	(3,408,126)	(726,861)	(1,051,391)	(305,903)	(7,013,866)	(120,770)	7,784,331	(108,038)	191,047	(2,601)

Net assets:
Beginning of period	13,511,080	3,091,066	16,787,101	2,672,307	45,926,832	2,954,561	—	859,357	1,231,619	344,159
End of period	$10,102,954	$2,364,205	$15,735,710	$2,366,404	$38,912,966	$2,833,791	$7,784,331	$751,319	$1,422,666	$341,558

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	Putnam VT Small Cap Value Fund	Putnam VT Equity Income Fund	PIMCO All Asset Fund	PIMCO StocksPLUS Global Portfolio	PIMCO Global Multi-Asset Managed Allocation Portfolio	Jennison 20/20 Focus Fund	Prudential Value Portfolio	Invesco V.I. Growth and Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(6,787)	$18,400	$17,499	$251,373	$5,746	$(9,814)	$(5,992)	$(84,513)
Net realized gain (loss) on security transactions	(98,390)	70,351	(46,044)	(298,419)	(10,040)	13,162	2,209	405,603
Net realized gain distributions	150,009	28,101	—	1,035,625	—	—	—	2,646,576
Change in unrealized appreciation (depreciation) during the period	297,914	71,093	178,179	(568,625)	18,732	(7,296)	33,583	1,731,782
Net increase (decrease) in net assets resulting from operations	342,746	187,945	149,634	419,954	14,438	(3,948)	29,800	4,699,448

Unit transactions:
Purchases	45	—	449	540	192	—	—	45,930
Net transfers	272,918	65,280	(18,943)	(455,679)	8,781	33	—	(892,967)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(215,324)	(224,637)	(176,387)	(722,693)	(91,945)	(10,308)	(2,800)	(3,178,412)
Other transactions	(1)	(56)	—	5,104	1	1	—	(129)
Death benefits	(72,453)	—	(73,863)	(130,759)	—	—	—	(420,836)
Net annuity transactions	3,376	—	—	—	—	—	—	(15,240)
Net increase (decrease) in net assets resulting from unit transactions	(11,439)	(159,413)	(268,744)	(1,303,487)	(82,971)	(10,274)	(2,800)	(4,461,654)
Net increase (decrease) in net assets	331,307	28,532	(119,110)	(883,533)	(68,533)	(14,222)	27,000	237,794

Net assets:
Beginning of period	1,674,527	1,605,533	1,455,948	6,700,487	643,030	531,845	335,942	29,857,151
End of period	$2,005,834	$1,634,065	$1,336,838	$5,816,954	$574,497	$517,623	$362,942	$30,094,945

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(6,907)	$(855,342)	$(167,553)	$(4,454)	$4,580	$(22,517)	$(17,105)
Net realized gain (loss) on security transactions	68,731	2,589,839	(360,074)	5,138	(17,703)	(32,721)	26,003
Net realized gain distributions	109,484	3,838,621	828,978	10,281	41,038	117,131	63,413
Change in unrealized appreciation (depreciation) during the period	18,039	(5,838,847)	(559,146)	8,297	(26,114)	(3,184)	(30,757)
Net increase (decrease) in net assets resulting from operations	189,347	(265,729)	(257,795)	19,262	1,801	58,709	41,554

Unit transactions:
Purchases	2,985	257,051	5,642	—	1,950	1,170	7,500
Net transfers	(52,388)	(3,159,394)	(2,609,019)	10,177	(76,414)	(38,774)	(117,706)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(175,831)	(5,478,264)	(1,150,869)	(13,079)	(60,155)	(199,879)	(111,341)
Other transactions	—	187	1,337	—	(11)	1	—
Death benefits	(155,229)	(1,161,489)	(112,566)	(1,056)	(16,343)	(69,660)	(7,809)
Net annuity transactions	—	221,501	(6,693)	—	(573)	(480)	(345)
Net increase (decrease) in net assets resulting from unit transactions	(380,463)	(9,320,408)	(3,872,168)	(3,958)	(151,546)	(307,622)	(229,701)
Net increase (decrease) in net assets	(191,116)	(9,586,137)	(4,129,963)	15,304	(149,745)	(248,913)	(188,147)

Net assets:
Beginning of period	1,702,452	50,380,488	11,616,415	360,197	672,423	1,340,163	938,810
End of period	$1,511,336	$40,794,351	$7,486,452	$375,501	$522,678	$1,091,250	$750,663

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	Wells Fargo VT Opportunity Fund	HIMCO VIT Index Fund	HIMCO VIT Portfolio Diversifier Fund	HIMCO VIT American Funds Asset Allocation Fund	HIMCO VIT American Funds Blue Chip Income and Growth Fund	HIMCO VIT American Funds Bond Fund	HIMCO VIT American Funds Global Bond Fund	HIMCO VIT American Funds Global Growth and Income Fund	HIMCO VIT American Funds Global Growth Fund	HIMCO VIT American Funds Global Small Capitalization Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$157	$377,768	$(2,603,233)	$225,770	$251,555	$2,129,021	$(8,383)	$54,286	$14,242	$(349,448)
Net realized gain (loss) on security transactions	12,633	764,446	(2,567,162)	(177,697)	(183,852)	(11,575)	(113,579)	(392,205)	75,719	(484,289)
Net realized gain distributions	16,342	2,560,596	—	4,790,162	6,963,097	1,084,132	—	3,484,908	2,312,561	5,802,217
Change in unrealized appreciation (depreciation) during the period	(14,102)	5,105	(8,618,547)	(2,871,291)	(2,118,555)	(1,700,796)	147,900	(1,881,687)	(2,684,915)	(4,992,276)
Net increase (decrease) in net assets resulting from operations	15,030	3,707,915	(13,788,942)	1,966,944	4,912,245	1,500,782	25,938	1,265,302	(282,393)	(23,796)

Unit transactions:
Purchases	975	37,142	645,130	161,020	82,421	640,125	53,713	134,788	93,528	365,639
Net transfers	(317)	(1,282,698)	18,401,027	(769,029)	1,972,502	4,268,665	1,769,265	(1,107,217)	44,918	(626,442)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(61,800)	(3,905,439)	(28,013,634)	(4,593,329)	(6,349,533)	(17,138,473)	(1,617,267)	(5,052,021)	(2,872,060)	(4,366,083)
Other transactions	—	1,929	(361)	(1)	322	(433)	527	352	260	12
Death benefits	—	(312,510)	(2,202,321)	(405,098)	(348,032)	(1,469,452)	(324,587)	(404,294)	(259,494)	(331,136)
Net annuity transactions	—	171,111	—	(399)	—	(2,384)	—	(34,279)	(33,447)	(1,045)
Net increase (decrease) in net assets resulting from unit transactions	(61,142)	(5,290,465)	(11,170,159)	(5,606,836)	(4,642,320)	(13,701,952)	(118,349)	(6,462,671)	(3,026,295)	(4,959,055)
Net increase (decrease) in net assets	(46,112)	(1,582,550)	(24,959,101)	(3,639,892)	269,925	(12,201,170)	(92,411)	(5,197,369)	(3,308,688)	(4,982,851)

Net assets:
Beginning of period	179,989	36,738,587	277,368,975	32,167,801	31,383,653	122,013,727	8,360,359	29,451,743	16,151,600	33,145,207
End of period	$133,877	$35,156,037	$252,409,874	$28,527,909	$31,653,578	$109,812,557	$8,267,948	$24,254,374	$12,842,912	$28,162,356

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2016

	HIMCO VIT American Funds Growth Fund	HIMCO VIT American Funds Growth-Income Fund	HIMCO VIT American Funds International Fund	HIMCO VIT American Funds New World Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(2,224,288)	$70,605	$(165,907)	$64,523	$(154,967)	$(355,534)	$(51,421)
Net realized gain (loss) on security transactions	(1,863,009)	(1,052,052)	(2,117,374)	(318,033)	(337,509)	(707,435)	(699,478)
Net realized gain distributions	73,067,231	31,594,238	12,083,691	630,265	1,279,007	3,538,856	—
Change in unrealized appreciation (depreciation) during the period	(55,905,742)	(20,597,676)	(7,558,857)	54,566	615,040	(1,391,087)	274,991
Net increase (decrease) in net assets resulting from operations	13,074,192	10,015,115	2,241,553	431,321	1,401,571	1,084,800	(475,908)

Unit transactions:
Purchases	1,177,455	542,560	654,718	217,573	98,636	98,547	57,498
Net transfers	(7,756,567)	(4,269,808)	(169,077)	(377,050)	(407,461)	579,235	1,114,566
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(28,629,528)	(16,807,227)	(14,918,846)	(2,199,852)	(1,498,743)	(3,005,411)	(2,912,302)
Other transactions	1,686	(310)	1,284	26	990	365	148
Death benefits	(2,154,977)	(1,210,432)	(1,573,199)	(178,229)	(254,435)	(491,400)	(321,258)
Net annuity transactions	(4,066)	(79,533)	(1,357)	—	(13,691)	(66,343)	(3,519)
Net increase (decrease) in net assets resulting from unit transactions	(37,365,997)	(21,824,750)	(16,006,477)	(2,537,532)	(2,074,704)	(2,885,007)	(2,064,867)
Net increase (decrease) in net assets	(24,291,805)	(11,809,635)	(13,764,924)	(2,106,211)	(673,133)	(1,800,207)	(2,540,775)

Net assets:
Beginning of period	201,147,748	117,508,398	116,227,332	16,716,582	16,312,061	30,361,959	19,768,629
End of period	$176,855,943	$105,698,763	$102,462,408	$14,610,371	$15,638,928	$28,561,752	$17,227,854

The accompanying notes are an integral part of these financial statements.

(1) Funded as of November 18, 2016.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Notes to Financial Statements
December 31, 2017

1. Organization:

Separate Account Seven (the “Account”) is a separate investment account established by Hartford Life and Annuity Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account.

On December 3, 2017, a Stock and Asset Purchase Agreement was entered into by and among Hartford Holdings, Inc. (“HHI”) and its parent company, The Hartford Financial Services Group, Inc. (“HFSG”), Hopmeadow Acquisition, Inc. (“Buyer”), Hopmeadow Holdings, LP (“Buyer Parent”) and Hopmeadow Holdings GP LLC (“Buyer Parent GP”), pursuant to which HHI agreed to sell all of the issued and outstanding equity of Hartford Life, Inc. (“HLI”), the parent of the Hartford Life Insurance Company and its indirect wholly owned subsidiary, the Sponsor Company,  to Buyer (the “Talcott Resolution Sale Transaction”).  Buyer, Buyer Parent and Buyer Parent GP are funded by a group of investors (the “Investor Group”) led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook and J. Safra Group. HHI will also be a member of the Investor Group.

The closing of the Talcott Resolution Sale Transaction is subject to regulatory approvals, and the satisfaction of other closing conditions. The administration, terms, features and benefits of the contracts will not change as a result of the sale. The Talcott Resolution Sale Transaction is expected to close in the first half of 2018.

The Account is comprised of the following Sub-Accounts:

American Century VP Value Fund, American Century VP Growth Fund, AB VPS Balanced Wealth Strategy Portfolio, AB VPS International Value Portfolio, AB VPS Small/Mid Cap Value Portfolio, AB VPS Value Portfolio, AB VPS International Growth Portfolio, Invesco V.I. Value Opportunities Fund, Invesco V.I. Core Equity Fund, Invesco V.I. Government Securities Fund, Invesco V.I. International Growth Fund, Invesco V.I. Mid Cap Core Equity Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Balanced Risk Allocation Fund, Invesco V.I. Diversified Dividend Fund, Invesco V.I. Government Money Market Fund, American Century VP Mid Cap Value Fund, American Funds Global Bond Fund, American Funds Global Growth and Income Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Wells Fargo VT Omega Growth Fund, Fidelity® VIP Growth Portfolio, Fidelity® VIP Contrafund® Portfolio, Fidelity® VIP Mid Cap Portfolio, Fidelity® VIP Value Strategies Portfolio, Fidelity® VIP Dynamic Capital Appreciation Portfolio, Fidelity® VIP Strategic Income Portfolio, Franklin Rising Dividends VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Strategic Income VIP Fund, Franklin Mutual Shares VIP Fund, Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Flex Cap Growth VIP Fund, Templeton Global Bond VIP Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small/Mid Cap Equity HLS Fund, Hartford Ultrashort Bond HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Calibrated Dividend Growth Fund, Lord Abbett Bond Debenture Fund, Lord Abbett Growth and Income Fund, MFS® Growth Fund, MFS® Global Equity Fund, MFS® Investors Trust Fund, MFS® Mid Cap Growth Fund, MFS® New Discovery Fund, MFS® Total Return Fund, MFS® Value Fund, MFS® Total Return Bond Series, MFS® Research Fund, MFS® High Yield Portfolio, BlackRock Global Allocation V.I. Fund, BlackRock Global Opportunities V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund (Formerly BlackRock Large Cap Growth V.I. Fund), BlackRock Equity Dividend V.I. Fund, Morgan Stanley VIF Core Plus Fixed Income Portfolio (Formerly UIF Core Plus Fixed Income Portfolio), Morgan Stanley VIF Growth Portfolio (Formerly UIF Growth Portfolio), Morgan Stanley VIF Mid Cap Growth Portfolio (Formerly UIF Mid Cap Growth Portfolio), Invesco V.I. American Value Fund, Morgan Stanley Mid Cap Growth Portfolio*, BlackRock Capital Appreciation V.I. Fund, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Fund/VA, Oppenheimer Main Street Fund®/VA (Merged with Oppenheimer Equity Income Fund/VA ), Oppenheimer Main Street Small Cap Fund/VA, Oppenheimer Equity Income Fund/VA (Merged with Oppenheimer Main Street Fund®/VA ), Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Growth Opportunities Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Investors Fund, Putnam VT Small Cap Value Fund, Putnam VT Equity Income Fund, PIMCO All Asset Fund, PIMCO StocksPLUS Global Portfolio, PIMCO Global Multi-Asset Managed Allocation Portfolio, Jennison 20/20 Focus Fund, Prudential Value Portfolio, Invesco V.I. Growth and Income Fund, Invesco V.I. Comstock Fund, Invesco V.I. American Franchise Fund, Invesco V.I. Mid Cap Growth Fund, Wells Fargo VT Index Asset Allocation Fund, Wells Fargo VT International Equity Fund, Wells Fargo VT Small Cap Growth Fund, Wells Fargo VT Discovery Fund, Wells Fargo VT Opportunity Fund, HIMCO VIT Index Fund, HIMCO VIT Portfolio Diversifier Fund, HIMCO VIT American Funds Asset Allocation Fund*, HIMCO VIT American Funds Blue Chip Income and Growth Fund*, HIMCO VIT American Funds Bond Fund*, HIMCO VIT American Funds Global Bond Fund*, HIMCO VIT American Funds Global Growth and Income Fund*, HIMCO VIT American Funds Global Growth Fund*, HIMCO VIT American Funds Global Small Capitalization Fund*, HIMCO VIT American Funds Growth Fund*, HIMCO VIT American Funds Growth-Income Fund*, HIMCO VIT American Funds International Fund*, HIMCO VIT American Funds New World Fund*, MFS® Core Equity Portfolio, MFS® Massachusetts Investors Growth Stock Portfolio, MFS® Research International Portfolio.

* During 2017, this Sub-Account was liquidated.

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a Fund is subject to a merger by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund on the date disclosed. These transfers are reflected in net interfund transfers due to corporate actions on the statements of changes in net assets.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, "Financial Services - Investment Companies." The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"):

a) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b) Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e) Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying statements of changes in net assets.

f) Fair Value Measurements - The Sub-Accounts' investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2017 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2017 the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2017 and 2016.

g) Accounting for Uncertain Tax Positions - The federal audit of the years 2012 and 2013 was completed as of March 31, 2017 with no additional adjustments. Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2017.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.55% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b) Tax Expense Charges - If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

c) Administrative Charges - The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account’s average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

d) Annual Maintenance Fees - An annual maintenance fee up to a maximum of $50 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

e) Rider Charges - The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

MAV/EPB Death Benefit Charge maximum of 0.30%
MAV Plus maximum of 0.30%
The Hartford’s Principal First Charge maximum of 0.75%
The Hartford’s Principal First Preferred Charge maximum of 0.20%
MAV 70 Death Benefit Charge maximum of 0.20%
Optional Death Benefit Charge maximum of 0.15%
Earnings Protection Benefit Charge maximum of 0.20%
Return of Premium Death Benefit maximum of 0.75%
MAV III maximum of 1.50%
MAV IV maximum of 1.50%
MAV V maximum of 1.50%
Legacy lock maximum of 1.50%
Daily lock maximum of 2.50%
Return of Premium III maximum of 0.75%
Return of Premium IV maximum of 0.75%
Return of Premium V maximum of 0.75%
Maximum daily value maximum of 1.50%
Safety Plus maximum of 2.50%
Future6 maximum of 2.50%
Future5 maximum of 2.50%
Premium Based Charges maximum of 0.71%
The Hartford’s Lifetime Income Builder Charge maximum of 0.75%
The Hartford’s Lifetime Income Builder II Charge maximum of 0.75%
The Hartford’s Lifetime Income Foundation Charge maximum of 0.30%
The Hartford’s Lifetime Income Builder Selects Charge maximum of 1.50%
The Hartford’s Lifetime Income Builder Portfolios Charge maximum of 1.50%
Income Foundation Builder maximum of 2.50%

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners’ accounts as specified in the product prospectus.

f) Distribution Charge - A Distribution Charge of 0.75% may be charged, by the Sponsor Company, to the contract’s value each year at the contract anniversary date. This charge is based on a percentage of remaining gross premiums with each premium payment having its own Distribution Charge schedule. The Distribution Charge is reduced to zero after the completion of eight years after each respective premium payment. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

g) Transactions with Related Parties - The Sponsor and its affiliates receive fees from the HLS and HIMCO VIT funds for services provided to these Funds. The fees received for these services are a maximum of 1.07% and 1.35%, respectively, of the Funds’ average daily net assets.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2017 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
American Century VP Value Fund	$732,650	$1,805,997
American Century VP Growth Fund	$294,170	$674,795
AB VPS Balanced Wealth Strategy Portfolio	$657,206	$4,299,929
AB VPS International Value Portfolio	$793,922	$3,799,955
AB VPS Small/Mid Cap Value Portfolio	$2,050,093	$3,611,844
AB VPS Value Portfolio	$44,525	$266,741
AB VPS International Growth Portfolio	$464,996	$692,313
Invesco V.I. Value Opportunities Fund	$5,115,393	$11,934,984
Invesco V.I. Core Equity Fund	$9,659,991	$20,504,701
Invesco V.I. Government Securities Fund	$22,815,585	$46,961,596
Invesco V.I. International Growth Fund	$5,833,024	$27,515,518
Invesco V.I. Mid Cap Core Equity Fund	$7,877,295	$24,588,610
Invesco V.I. Small Cap Equity Fund	$8,773,509	$18,552,367
Invesco V.I. Balanced Risk Allocation Fund	$1,333,431	$2,449,279
Invesco V.I. Diversified Dividend Fund	$22,444	$53,221
Invesco V.I. Government Money Market Fund	$85,849,021	$105,750,435
American Century VP Mid Cap Value Fund	$146,247	$225,387
American Funds Global Bond Fund	$15,307,299	$15,145,676
American Funds Global Growth and Income Fund	$40,367,692	$37,023,495
American Funds Asset Allocation Fund	$90,497,685	$115,677,778
American Funds Blue Chip Income and Growth Fund	$67,990,457	$90,921,342
American Funds Bond Fund	$169,305,796	$95,978,923
American Funds Global Growth Fund	$33,909,054	$42,431,652
American Funds Growth Fund	$335,825,115	$256,012,037
American Funds Growth-Income Fund	$224,321,236	$237,595,237
American Funds International Fund	$125,788,797	$69,411,103
American Funds New World Fund	$25,265,072	$22,802,904
American Funds Global Small Capitalization Fund	$34,692,372	$28,612,464
Wells Fargo VT Omega Growth Fund	$188,361	$112,216
Fidelity® VIP Growth Portfolio	$2,631,489	$1,637,085
Fidelity® VIP Contrafund® Portfolio	$5,993,494	$14,850,934
Fidelity® VIP Mid Cap Portfolio	$4,387,956	$11,017,818
Fidelity® VIP Value Strategies Portfolio	$626,883	$711,759
Fidelity® VIP Dynamic Capital Appreciation Portfolio	$244,627	$727,637
Fidelity® VIP Strategic Income Portfolio	$445,655	$155,200
Franklin Rising Dividends VIP Fund	$30,337,190	$84,702,922
Franklin Income VIP Fund	$39,467,765	$134,874,067
Franklin Large Cap Growth VIP Fund	$11,426,586	$15,854,680
Franklin Global Real Estate VIP Fund	$251,563	$897,550
Franklin Small-Mid Cap Growth VIP Fund	$20,187,108	$32,542,033
Franklin Small Cap Value VIP Fund	$13,079,039	$22,056,022
Franklin Strategic Income VIP Fund	$24,963,252	$60,237,234
Franklin Mutual Shares VIP Fund	$44,915,769	$102,671,399
Templeton Developing Markets VIP Fund	$8,549,696	$15,205,986
Templeton Foreign VIP Fund	$9,878,200	$37,955,793
Templeton Growth VIP Fund	$7,027,421	$42,659,288
Franklin Mutual Global Discovery VIP Fund	$22,648,768	$41,904,347
Franklin Flex Cap Growth VIP Fund	$1,631,019	$6,765,787
Templeton Global Bond VIP Fund	$3,896,063	$11,458,328
Hartford Balanced HLS Fund	$5,407,242	$4,952,468
Hartford Total Return Bond HLS Fund	$48,767,670	$71,672,125
Hartford Capital Appreciation HLS Fund	$24,380,940	$79,596,994
Hartford Dividend and Growth HLS Fund	$27,485,652	$60,894,443
Hartford Global Growth HLS Fund	$1,483,786	$1,146,346
Hartford Disciplined Equity HLS Fund	$9,570,139	$14,963,537
Hartford Growth Opportunities HLS Fund	$5,383,602	$30,979,531
Hartford High Yield HLS Fund	$5,897,872	$9,005,251
Hartford International Opportunities HLS Fund	$2,227,572	$8,014,028
Hartford Small/Mid Cap Equity HLS Fund	$698,975	$1,150,073
Hartford Ultrashort Bond HLS Fund	$21,632,542	$51,354,283
Hartford Small Company HLS Fund	$275,779	$2,388,265
Hartford SmallCap Growth HLS Fund	$1,925,250	$1,879,366
Hartford Stock HLS Fund	$438,149	$748,000
Hartford U.S. Government Securities HLS Fund	$3,423,021	$6,071,361
Hartford Value HLS Fund	$1,851,388	$3,489,518
Lord Abbett Fundamental Equity Fund	$1,482,918	$2,691,906
Lord Abbett Calibrated Dividend Growth Fund	$2,642,993	$3,475,353
Lord Abbett Bond Debenture Fund	$4,698,006	$7,650,620
Lord Abbett Growth and Income Fund	$1,088,447	$1,900,434
MFS® Growth Fund	$13,106,549	$35,990,660
MFS® Global Equity Fund	$2,167,214	$4,496,321
MFS® Investors Trust Fund	$9,573,470	$27,899,119
MFS® Mid Cap Growth Fund	$6,291,591	$10,911,629
MFS® New Discovery Fund	$5,523,552	$19,746,998
MFS® Total Return Fund	$34,879,511	$70,250,928
MFS® Value Fund	$26,066,800	$55,668,057
MFS® Total Return Bond Series	$63,105,062	$86,398,765
MFS® Research Fund	$3,910,234	$6,315,720
MFS® High Yield Portfolio	$13,677,730	$22,060,552
BlackRock Global Allocation V.I. Fund	$218,721	$754,609
BlackRock Global Opportunities V.I. Fund	$59,574	$87,021
BlackRock Large Cap Focus Growth V.I. Fund+	$177,383	$102,300
BlackRock Equity Dividend V.I. Fund	$833,299	$2,090,075
Morgan Stanley VIF Core Plus Fixed Income Portfolio+	$212,205	$207,704
Morgan Stanley VIF Growth Portfolio+	$239,262	$440,146
Morgan Stanley VIF Mid Cap Growth Portfolio+	$1,078,471	$2,900,804
Invesco V.I. American Value Fund	$1,444,398	$2,102,253
Morgan Stanley Mid Cap Growth Portfolio+	$1,193	$337,623
BlackRock Capital Appreciation V.I. Fund	$793,851	$2,599,852
Oppenheimer Capital Appreciation Fund/VA	$450,491	$385,252
Oppenheimer Global Fund/VA	$1,362,033	$3,021,790
Oppenheimer Main Street Fund®/VA+	$2,825,176	$905,658
Oppenheimer Main Street Small Cap Fund/VA	$1,312,818	$4,383,163
Oppenheimer Equity Income Fund/VA+	$297,995	$2,679,114
Putnam VT Diversified Income Fund	$4,138,001	$7,683,438
Putnam VT Global Asset Allocation Fund	$153,412	$611,150
Putnam VT Growth Opportunities Fund	$319,286	$2,615,709
Putnam VT International Value Fund	$43,979	$296,432
Putnam VT International Equity Fund	$266,468	$566,351
Putnam VT Investors Fund	$64,183	$54,113
Putnam VT Small Cap Value Fund	$542,785	$1,334,116
Putnam VT Equity Income Fund	$244,574	$325,799
PIMCO All Asset Fund	$66,323	$264,860
PIMCO StocksPLUS Global Portfolio	$185,775	$1,661,369
PIMCO Global Multi-Asset Managed Allocation Portfolio	$99,228	$256,829
Jennison 20/20 Focus Fund	$1	$20,231
Prudential Value Portfolio	$1	$9,680
Invesco V.I. Growth and Income Fund	$2,564,909	$6,805,792
Invesco V.I. Comstock Fund	$115,334	$249,014
Invesco V.I. American Franchise Fund	$9,964,904	$12,822,242
Invesco V.I. Mid Cap Growth Fund	$3,844,241	$4,727,299
Wells Fargo VT Index Asset Allocation Fund	$90,982	$146,692
Wells Fargo VT International Equity Fund	$17,593	$80,739
Wells Fargo VT Small Cap Growth Fund	$39,856	$209,137
Wells Fargo VT Discovery Fund	$51,549	$251,580
Wells Fargo VT Opportunity Fund	$14,715	$40,577
HIMCO VIT Index Fund	$3,756,781	$11,330,443
HIMCO VIT Portfolio Diversifier Fund	$27,690,854	$40,600,621
HIMCO VIT American Funds Asset Allocation Fund+	$8,286,703	$33,434,471
HIMCO VIT American Funds Blue Chip Income and Growth Fund+	$12,280,291	$36,157,169
HIMCO VIT American Funds Bond Fund+	$13,860,132	$123,849,375
HIMCO VIT American Funds Global Bond Fund+	$1,501,989	$10,215,267
HIMCO VIT American Funds Global Growth and Income Fund+	$13,070,825	$30,843,657
HIMCO VIT American Funds Global Growth Fund+	$6,791,203	$18,384,982
HIMCO VIT American Funds Global Small Capitalization Fund+	$11,175,399	$34,912,482
HIMCO VIT American Funds Growth Fund+	$91,406,067	$221,704,083
HIMCO VIT American Funds Growth-Income Fund+	$50,226,512	$127,102,025
HIMCO VIT American Funds International Fund+	$36,819,927	$133,045,366
HIMCO VIT American Funds New World Fund+	$2,673,818	$19,759,175
MFS® Core Equity Portfolio	$2,743,624	$3,195,057
MFS® Massachusetts Investors Growth Stock Portfolio	$3,068,692	$6,846,562
MFS® Research International Portfolio	$1,939,684	$5,974,116

+ See Note 1 for additional information related to this Sub-Account.

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2017 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
American Century VP Value Fund	34,117	91,899	(57,782)
American Century VP Growth Fund	1,011	38,273	(37,262)
AB VPS Balanced Wealth Strategy Portfolio	20,325	286,579	(266,254)
AB VPS International Value Portfolio	63,203	440,448	(377,245)
AB VPS Small/Mid Cap Value Portfolio	65,024	158,402	(93,378)
AB VPS Value Portfolio	2,557	18,441	(15,884)
AB VPS International Growth Portfolio	50,240	72,897	(22,657)
Invesco V.I. Value Opportunities Fund	2,878,284	6,425,618	(3,547,334)
Invesco V.I. Core Equity Fund	192,256	1,041,819	(849,563)
Invesco V.I. Government Securities Fund	15,327,809	34,310,210	(18,982,401)
Invesco V.I. International Growth Fund	1,261,727	6,992,526	(5,730,799)
Invesco V.I. Mid Cap Core Equity Fund	2,120,435	8,854,966	(6,734,531)
Invesco V.I. Small Cap Equity Fund	262,848	790,646	(527,798)
Invesco V.I. Balanced Risk Allocation Fund	26,894	175,986	(149,092)
Invesco V.I. Diversified Dividend Fund	489	2,591	(2,102)
Invesco V.I. Government Money Market Fund	9,198,936	11,181,309	(1,982,373)
American Century VP Mid Cap Value Fund	5,471	10,584	(5,113)
American Funds Global Bond Fund	1,387,444	1,158,033	229,411
American Funds Global Growth and Income Fund	2,963,777	2,133,414	830,363
American Funds Asset Allocation Fund	3,926,121	5,017,829	(1,091,708)
American Funds Blue Chip Income and Growth Fund	11,136,538	42,741,801	(31,605,263)
American Funds Bond Fund	13,627,670	5,855,264	7,772,406
American Funds Global Growth Fund	1,967,022	1,693,541	273,481
American Funds Growth Fund	18,796,404	10,969,516	7,826,888
American Funds Growth-Income Fund	11,198,568	9,443,590	1,754,978
American Funds International Fund	10,892,983	3,830,434	7,062,549
American Funds New World Fund	1,817,920	769,309	1,048,611
American Funds Global Small Capitalization Fund	2,975,232	1,147,620	1,827,612
Wells Fargo VT Omega Growth Fund	7,797	4,258	3,539
Fidelity® VIP Growth Portfolio	112,663	83,884	28,779
Fidelity® VIP Contrafund® Portfolio	105,830	719,355	(613,525)
Fidelity® VIP Mid Cap Portfolio	109,595	556,464	(446,869)
Fidelity® VIP Value Strategies Portfolio	2,708	35,837	(33,129)
Fidelity® VIP Dynamic Capital Appreciation Portfolio	2,361	35,650	(33,289)
Fidelity® VIP Strategic Income Portfolio	26,683	11,273	15,410
Franklin Rising Dividends VIP Fund	454,419	3,068,639	(2,614,220)
Franklin Income VIP Fund	822,564	6,234,130	(5,411,566)
Franklin Large Cap Growth VIP Fund	365,775	802,158	(436,383)
Franklin Global Real Estate VIP Fund	4,107	36,761	(32,654)
Franklin Small-Mid Cap Growth VIP Fund	447,833	1,800,735	(1,352,902)
Franklin Small Cap Value VIP Fund	509,162	1,228,731	(719,569)
Franklin Strategic Income VIP Fund	952,018	2,978,730	(2,026,712)
Franklin Mutual Shares VIP Fund	723,109	4,522,431	(3,799,322)
Templeton Developing Markets VIP Fund	432,945	769,034	(336,089)
Templeton Foreign VIP Fund	416,973	2,587,116	(2,170,143)
Templeton Growth VIP Fund	277,686	2,442,957	(2,165,271)
Franklin Mutual Global Discovery VIP Fund	296,703	1,448,128	(1,151,425)
Franklin Flex Cap Growth VIP Fund	92,604	355,683	(263,079)
Templeton Global Bond VIP Fund	279,828	787,404	(507,576)
Hartford Balanced HLS Fund	311,216	288,407	22,809
Hartford Total Return Bond HLS Fund	2,897,093	5,212,779	(2,315,686)
Hartford Capital Appreciation HLS Fund	94,150	4,405,996	(4,311,846)
Hartford Dividend and Growth HLS Fund	200,448	2,984,765	(2,784,317)
Hartford Global Growth HLS Fund	77,326	73,215	4,111
Hartford Disciplined Equity HLS Fund	70,585	673,749	(603,164)
Hartford Growth Opportunities HLS Fund	213,889	1,499,498	(1,285,609)
Hartford High Yield HLS Fund	249,741	515,375	(265,634)
Hartford International Opportunities HLS Fund	142,168	616,204	(474,036)
Hartford Small/Mid Cap Equity HLS Fund	27,051	58,114	(31,063)
Hartford Ultrashort Bond HLS Fund	18,598,444	38,936,932	(20,338,488)
Hartford Small Company HLS Fund	13,284	127,736	(114,452)
Hartford SmallCap Growth HLS Fund	76,914	69,105	7,809
Hartford Stock HLS Fund	20,344	38,727	(18,383)
Hartford U.S. Government Securities HLS Fund	290,233	557,707	(267,474)
Hartford Value HLS Fund	30,725	182,149	(151,424)
Lord Abbett Fundamental Equity Fund	29,553	130,492	(100,939)
Lord Abbett Calibrated Dividend Growth Fund	82,079	167,070	(84,991)
Lord Abbett Bond Debenture Fund	174,529	420,603	(246,074)
Lord Abbett Growth and Income Fund	21,469	115,045	(93,576)
MFS® Growth Fund	519,202	2,082,014	(1,562,812)
MFS® Global Equity Fund	58,258	173,316	(115,058)
MFS® Investors Trust Fund	252,492	1,520,236	(1,267,744)
MFS® Mid Cap Growth Fund	364,901	1,011,787	(646,886)
MFS® New Discovery Fund	200,317	869,329	(669,012)
MFS® Total Return Fund	893,277	3,289,587	(2,396,310)
MFS® Value Fund	444,690	2,142,188	(1,697,498)
MFS® Total Return Bond Series	3,482,013	5,818,569	(2,336,556)
MFS® Research Fund	109,083	273,501	(164,418)
MFS® High Yield Portfolio	754,323	1,828,002	(1,073,679)
BlackRock Global Allocation V.I. Fund	9,634	57,930	(48,296)
BlackRock Global Opportunities V.I. Fund	1,682	4,424	(2,742)
BlackRock Large Cap Focus Growth V.I. Fund+	3,392	4,727	(1,335)
BlackRock Equity Dividend V.I. Fund	19,259	111,757	(92,498)
Morgan Stanley VIF Core Plus Fixed Income Portfolio+	17,357	17,818	(461)
Morgan Stanley VIF Growth Portfolio+	4,129	22,741	(18,612)
Morgan Stanley VIF Mid Cap Growth Portfolio+	73,219	167,292	(94,073)
Invesco V.I. American Value Fund	70,950	108,399	(37,449)
Morgan Stanley Mid Cap Growth Portfolio+	99	21,363	(21,264)
BlackRock Capital Appreciation V.I. Fund	7,093	146,636	(139,543)
Oppenheimer Capital Appreciation Fund/VA	16,582	21,974	(5,392)
Oppenheimer Global Fund/VA	72,296	173,276	(100,980)
Oppenheimer Main Street Fund®/VA+	141,858	44,433	97,425
Oppenheimer Main Street Small Cap Fund/VA	19,736	192,705	(172,969)
Oppenheimer Equity Income Fund/VA+	17,126	182,221	(165,095)
Putnam VT Diversified Income Fund	145,521	513,858	(368,337)
Putnam VT Global Asset Allocation Fund	843	34,753	(33,910)
Putnam VT Growth Opportunities Fund	16,270	208,836	(192,566)
Putnam VT International Value Fund	3,508	30,644	(27,136)
Putnam VT International Equity Fund	20,979	53,042	(32,063)
Putnam VT Investors Fund	1,581	1,894	(313)
Putnam VT Small Cap Value Fund	22,951	67,974	(45,023)
Putnam VT Equity Income Fund	6,436	12,276	(5,840)
PIMCO All Asset Fund	919	21,514	(20,595)
PIMCO StocksPLUS Global Portfolio	138	126,228	(126,090)
PIMCO Global Multi-Asset Managed Allocation Portfolio	8,665	24,024	(15,359)
Jennison 20/20 Focus Fund	1	3,859	(3,858)
Prudential Value Portfolio	—	122	(122)
Invesco V.I. Growth and Income Fund	54,713	335,034	(280,321)
Invesco V.I. Comstock Fund	1,038	8,592	(7,554)
Invesco V.I. American Franchise Fund	379,865	674,250	(294,385)
Invesco V.I. Mid Cap Growth Fund	222,669	294,961	(72,292)
Wells Fargo VT Index Asset Allocation Fund	32,055	67,265	(35,210)
Wells Fargo VT International Equity Fund	186	4,971	(4,785)
Wells Fargo VT Small Cap Growth Fund	2,396	59,078	(56,682)
Wells Fargo VT Discovery Fund	361	7,921	(7,560)
Wells Fargo VT Opportunity Fund	125	1,672	(1,547)
HIMCO VIT Index Fund	54,735	462,473	(407,738)
HIMCO VIT Portfolio Diversifier Fund	3,657,324	5,562,584	(1,905,260)
HIMCO VIT American Funds Asset Allocation Fund+	71,820	1,863,046	(1,791,226)
HIMCO VIT American Funds Blue Chip Income and Growth Fund+	83,210	1,796,511	(1,713,301)
HIMCO VIT American Funds Bond Fund+	961,053	10,942,099	(9,981,046)
HIMCO VIT American Funds Global Bond Fund+	139,966	939,366	(799,400)
HIMCO VIT American Funds Global Growth and Income Fund+	78,528	1,877,081	(1,798,553)
HIMCO VIT American Funds Global Growth Fund+	109,668	953,703	(844,035)
HIMCO VIT American Funds Global Small Capitalization Fund+	90,915	2,501,947	(2,411,032)
HIMCO VIT American Funds Growth Fund+	224,087	10,754,853	(10,530,766)
HIMCO VIT American Funds Growth-Income Fund+	211,621	6,418,134	(6,206,513)
HIMCO VIT American Funds International Fund+	324,210	10,460,980	(10,136,770)
HIMCO VIT American Funds New World Fund+	120,637	1,513,125	(1,392,488)
MFS® Core Equity Portfolio	138,392	243,264	(104,872)
MFS® Massachusetts Investors Growth Stock Portfolio	128,828	540,817	(411,989)
MFS® Research International Portfolio	158,135	542,625	(384,490)

+ See Note 1 for additional information related to this Sub-Account.

The changes in units outstanding for the period ended December 31, 2016 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
American Century VP Value Fund	58,219	168,225	(110,006)
American Century VP Growth Fund	52,241	74,030	(21,789)
AB VPS Balanced Wealth Strategy Portfolio	37,286	270,532	(233,246)
AB VPS International Value Portfolio	256,622	642,027	(385,405)
AB VPS Small/Mid Cap Value Portfolio	119,579	236,558	(116,979)
AB VPS Value Portfolio	8,132	19,798	(11,666)
AB VPS International Growth Portfolio	15,969	116,125	(100,156)
Invesco V.I. Value Opportunities Fund	3,041,016	6,872,403	(3,831,387)
Invesco V.I. Core Equity Fund	266,359	1,546,377	(1,280,018)
Invesco V.I. Government Securities Fund	24,164,433	43,547,916	(19,383,483)
Invesco V.I. International Growth Fund	2,930,896	8,055,560	(5,124,664)
Invesco V.I. Mid Cap Core Equity Fund	4,585,206	10,910,319	(6,325,113)
Invesco V.I. Small Cap Equity Fund	380,750	940,382	(559,632)
Invesco V.I. Balanced Risk Allocation Fund	74,174	181,235	(107,061)
Invesco V.I. Diversified Dividend Fund	2,819	671	2,148
Invesco V.I. Government Money Market Fund	20,097,797	22,864,544	(2,766,747)
American Century VP Mid Cap Value Fund	28,689	20,470	8,219
American Funds Global Bond Fund	730,853	1,714,128	(983,275)
American Funds Global Growth and Income Fund	436,874	2,371,216	(1,934,342)
American Funds Asset Allocation Fund	1,890,766	6,623,812	(4,733,046)
American Funds Blue Chip Income and Growth Fund	16,664,409	46,916,882	(30,252,473)
American Funds Bond Fund	3,409,440	7,494,182	(4,084,742)
American Funds Global Growth Fund	348,268	2,399,508	(2,051,240)
American Funds Growth Fund	1,417,896	13,035,802	(11,617,906)
American Funds Growth-Income Fund	1,274,765	11,474,704	(10,199,939)
American Funds International Fund	998,619	3,924,955	(2,926,336)
American Funds New World Fund	247,491	920,184	(672,693)
American Funds Global Small Capitalization Fund	333,863	1,539,697	(1,205,834)
Wells Fargo VT Omega Growth Fund	750	9,749	(8,999)
Fidelity® VIP Growth Portfolio	52,834	144,859	(92,025)
Fidelity® VIP Contrafund® Portfolio	258,563	1,045,843	(787,280)
Fidelity® VIP Mid Cap Portfolio	145,675	765,529	(619,854)
Fidelity® VIP Value Strategies Portfolio	6,509	77,204	(70,695)
Fidelity® VIP Dynamic Capital Appreciation Portfolio	10,429	95,651	(85,222)
Fidelity® VIP Strategic Income Portfolio	38,399	15,337	23,062
Franklin Rising Dividends VIP Fund	919,100	3,922,545	(3,003,445)
Franklin Income VIP Fund	1,174,935	8,000,737	(6,825,802)
Franklin Large Cap Growth VIP Fund	366,311	1,305,433	(939,122)
Franklin Global Real Estate VIP Fund	9,227	38,442	(29,215)
Franklin Small-Mid Cap Growth VIP Fund	540,329	2,158,149	(1,617,820)
Franklin Small Cap Value VIP Fund	1,307,254	1,157,022	150,232
Franklin Strategic Income VIP Fund	765,390	4,124,864	(3,359,474)
Franklin Mutual Shares VIP Fund	677,009	5,729,807	(5,052,798)
Templeton Developing Markets VIP Fund	588,890	920,664	(331,774)
Templeton Foreign VIP Fund	1,255,946	3,617,991	(2,362,045)
Templeton Growth VIP Fund	621,975	3,062,708	(2,440,733)
Franklin Mutual Global Discovery VIP Fund	343,162	2,173,731	(1,830,569)
Franklin Flex Cap Growth VIP Fund	142,262	513,434	(371,172)
Templeton Global Bond VIP Fund	326,864	1,067,014	(740,150)
Hartford Balanced HLS Fund	214,902	294,039	(79,137)
Hartford Total Return Bond HLS Fund	2,126,570	7,185,181	(5,058,611)
Hartford Capital Appreciation HLS Fund	867,540	5,413,842	(4,546,302)
Hartford Dividend and Growth HLS Fund	540,834	3,798,460	(3,257,626)
Hartford Global Growth HLS Fund	57,224	125,645	(68,421)
Hartford Disciplined Equity HLS Fund	292,314	945,331	(653,017)
Hartford Growth Opportunities HLS Fund	373,944	1,600,377	(1,226,433)
Hartford High Yield HLS Fund	710,726	844,479	(133,753)
Hartford International Opportunities HLS Fund	388,359	818,377	(430,018)
Hartford Small/Mid Cap Equity HLS Fund	48,814	110,425	(61,611)
Hartford Ultrashort Bond HLS Fund	22,290,937	46,274,189	(23,983,252)
Hartford Small Company HLS Fund	72,039	205,784	(133,745)
Hartford SmallCap Growth HLS Fund	62,387	149,189	(86,802)
Hartford Stock HLS Fund	91,218	57,803	33,415
Hartford U.S. Government Securities HLS Fund	1,102,382	1,158,996	(56,614)
Hartford Value HLS Fund	52,999	243,913	(190,914)
Lord Abbett Fundamental Equity Fund	76,652	236,061	(159,409)
Lord Abbett Calibrated Dividend Growth Fund	215,499	204,241	11,258
Lord Abbett Bond Debenture Fund	278,052	549,765	(271,713)
Lord Abbett Growth and Income Fund	30,345	139,641	(109,296)
MFS® Growth Fund	967,902	2,372,597	(1,404,695)
MFS® Global Equity Fund	111,652	221,409	(109,757)
MFS® Investors Trust Fund	312,034	1,977,287	(1,665,253)
MFS® Mid Cap Growth Fund	366,652	1,645,778	(1,279,126)
MFS® New Discovery Fund	343,268	1,096,575	(753,307)
MFS® Total Return Fund	1,111,121	4,679,752	(3,568,631)
MFS® Value Fund	770,361	2,980,396	(2,210,035)
MFS® Total Return Bond Series	3,864,275	7,970,850	(4,106,575)
MFS® Research Fund	120,287	318,864	(198,577)
MFS® High Yield Portfolio	3,371,712	4,054,644	(682,932)
BlackRock Global Allocation V.I. Fund	10,175	73,488	(63,313)
BlackRock Global Opportunities V.I. Fund	89	2,609	(2,520)
BlackRock Large Cap Growth V.I. Fund	518	7,344	(6,826)
BlackRock Equity Dividend V.I. Fund	50,187	233,669	(183,482)
UIF Core Plus Fixed Income Portfolio	6,963	10,340	(3,377)
UIF Growth Portfolio	7,917	40,248	(32,331)
UIF Mid Cap Growth Portfolio	52,715	149,721	(97,006)
Invesco V.I. American Value Fund	67,069	162,928	(95,859)
Morgan Stanley Mid Cap Growth Portfolio	427	3,585	(3,158)
BlackRock Capital Appreciation V.I. Fund	63,807	134,423	(70,616)
Oppenheimer Capital Appreciation Fund/VA	19,633	62,798	(43,165)
Oppenheimer Global Fund/VA	53,245	278,783	(225,538)
Oppenheimer Main Street Fund®/VA	21,171	81,157	(59,986)
Oppenheimer Main Street Small Cap Fund/VA	32,403	214,895	(182,492)
Oppenheimer Equity Income Fund/VA	9,740	56,873	(47,133)
Putnam VT Diversified Income Fund	184,737	840,931	(656,194)
Putnam VT Global Asset Allocation Fund	6,593	24,192	(17,599)
Putnam VT Growth Opportunities Fund	764,174	24,164	740,010
Putnam VT International Value Fund	3,300	15,058	(11,758)
Putnam VT International Equity Fund	90,344	61,486	28,858
Putnam VT Investors Fund	122	2,004	(1,882)
Putnam VT Small Cap Value Fund	42,580	47,780	(5,200)
Putnam VT Equity Income Fund	8,628	16,122	(7,494)
PIMCO All Asset Fund	559	26,510	(25,951)
PIMCO StocksPLUS Global Portfolio	62,413	178,025	(115,612)
PIMCO Global Multi-Asset Managed Allocation Portfolio	907	9,488	(8,581)
Jennison 20/20 Focus Fund	5,088	10,358	(5,270)
Prudential Value Portfolio	—	144	(144)
Invesco V.I. Growth and Income Fund	68,224	341,515	(273,291)
Invesco V.I. Comstock Fund	427	18,549	(18,122)
Invesco V.I. American Franchise Fund	272,201	907,447	(635,246)
Invesco V.I. Mid Cap Growth Fund	95,518	386,930	(291,412)
Wells Fargo VT Index Asset Allocation Fund	5,346	4,890	456
Wells Fargo VT International Equity Fund	3,640	16,315	(12,675)
Wells Fargo VT Small Cap Growth Fund	26,991	160,298	(133,307)
Wells Fargo VT Discovery Fund	2,105	11,409	(9,304)
Wells Fargo VT Opportunity Fund	171	3,354	(3,183)
HIMCO VIT Index Fund	263,848	512,747	(248,899)
HIMCO VIT Portfolio Diversifier Fund	5,944,500	7,334,632	(1,390,132)
HIMCO VIT American Funds Asset Allocation Fund	140,438	541,183	(400,745)
HIMCO VIT American Funds Blue Chip Income and Growth Fund	306,945	603,011	(296,066)
HIMCO VIT American Funds Bond Fund	1,074,367	2,294,692	(1,220,325)
HIMCO VIT American Funds Global Bond Fund	237,083	244,355	(7,272)
HIMCO VIT American Funds Global Growth and Income Fund	57,458	580,841	(523,383)
HIMCO VIT American Funds Global Growth Fund	82,834	304,145	(221,311)
HIMCO VIT American Funds Global Small Capitalization Fund	231,347	656,258	(424,911)
HIMCO VIT American Funds Growth Fund	490,375	2,908,877	(2,418,502)
HIMCO VIT American Funds Growth-Income Fund	302,030	1,692,197	(1,390,167)
HIMCO VIT American Funds International Fund	923,028	2,521,547	(1,598,519)
HIMCO VIT American Funds New World Fund	125,312	390,556	(265,244)
MFS® Core Equity Portfolio	95,256	294,532	(199,276)
MFS® Massachusetts Investors Growth Stock Portfolio	429,572	720,939	(291,367)
MFS® Research International Portfolio	335,273	554,426	(219,153)

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub- Account that had outstanding units during the period ended December 31, 2017. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger.

	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Century VP Value Fund
2017	320,096	$19.157140	to	$20.503245	$6,385,211	0.50%	to	1.50%	1.51%	to	1.51%	6.96%	to	8.03%
2016	377,878	$17.910544	to	$18.978389	$7,000,593	0.50%	to	1.50%	1.58%	to	1.60%	18.49%	to	19.68%
2015	487,884	$15.115798	to	$15.857703	$7,576,703	0.50%	to	1.50%	1.92%	to	1.95%	(5.45)%	to	(4.50)%
2014	584,586	$15.987670	to	$16.605429	$9,545,899	0.50%	to	1.50%	1.39%	to	1.40%	11.21%	to	12.33%
2013	619,188	$14.375578	to	$14.782510	$9,047,606	0.50%	to	1.50%	1.43%	to	1.48%	29.53%	to	30.83%
American Century VP Growth Fund
2017	96,302	$19.088573	to	$20.403866	$1,888,933	0.50%	to	1.50%	0.66%	to	0.68%	28.29%	to	29.58%
2016	133,564	$14.879553	to	$15.746759	$2,029,634	0.50%	to	1.50%	—%	to	—%	2.65%	to	3.68%
2015	155,353	$14.496026	to	$15.188202	$2,290,769	0.50%	to	1.50%	0.32%	to	0.33%	3.00%	to	4.03%
2014	169,941	$14.074451	to	$14.599722	$2,424,232	0.50%	to	1.50%	0.17%	to	0.37%	9.41%	to	10.51%
2013	196,903	$12.863366	to	$13.210714	$2,556,956	0.50%	to	1.50%	0.28%	to	0.32%	27.00%	to	28.28%
AB VPS Balanced Wealth Strategy Portfolio
2017	889,614	$18.929797	to	$21.039797	$13,609,388	0.50%	to	2.70%	1.75%	to	1.82%	12.54%	to	15.05%
2016	1,155,868	$16.819960	to	$18.288255	$15,497,279	0.50%	to	2.70%	1.74%	to	1.81%	1.66%	to	3.92%
2015	1,389,114	$16.545243	to	$17.598041	$18,074,476	0.50%	to	2.70%	—%	to	2.02%	(1.40)%	to	0.79%
2014	1,736,324	$11.822762	to	$17.460347	$22,659,750	0.50%	to	2.45%	2.38%	to	2.41%	4.52%	to	6.58%
2013	2,334,044	$11.311724	to	$16.383105	$28,819,016	0.50%	to	2.45%	2.24%	to	2.28%	13.46%	to	15.69%
AB VPS International Value Portfolio
2017	1,728,674	$15.572737	to	$16.752424	$15,503,500	0.50%	to	2.75%	1.95%	to	1.99%	21.70%	to	24.47%
2016	2,105,919	$12.795637	to	$13.458962	$15,267,094	0.50%	to	2.75%	1.06%	to	1.11%	(3.49)%	to	(1.29)%
2015	2,491,324	$13.258615	to	$13.635361	$18,382,324	0.50%	to	2.75%	2.36%	to	5.15%	(0.38)%	to	1.89%
2014	2,906,971	$13.308747	to	$13.382284	$21,068,829	0.50%	to	2.75%	3.10%	to	3.12%	(9.00)%	to	(6.93)%
2013	3,525,904	$14.508344	to	$14.624692	$27,426,593	0.30%	to	2.75%	1.97%	to	6.88%	19.40%	to	22.36%
AB VPS Small/Mid Cap Value Portfolio
2017	464,283	$33.331456	to	$35.155191	$11,506,064	0.30%	to	2.70%	—%	to	0.25%	9.84%	to	12.51%
2016	557,661	$30.344126	to	$31.245872	$12,301,333	0.30%	to	2.70%	0.02%	to	0.34%	21.47%	to	24.42%
2015	674,640	$24.980735	to	$25.113556	$11,933,197	0.30%	to	2.70%	0.48%	to	0.58%	(8.21)%	to	(5.98)%
2014	833,270	$26.709819	to	$27.131691	$15,900,649	0.30%	to	2.75%	0.46%	to	0.87%	5.99%	to	8.62%
2013	1,088,973	$24.590166	to	$25.597968	$19,124,217	0.30%	to	2.75%	0.46%	to	0.70%	33.91%	to	37.22%
AB VPS Value Portfolio
2017	51,329	$15.818629	to	$21.671796	$797,561	0.85%	to	2.70%	1.10%	to	1.14%	10.28%	to	12.33%
2016	67,213	$14.081756	to	$19.652261	$925,544	0.85%	to	2.70%	1.45%	to	1.50%	8.32%	to	10.35%
2015	78,879	$12.761312	to	$18.142012	$980,991	0.85%	to	2.70%	1.11%	to	1.91%	(9.64)%	to	(7.96)%
2014	112,141	$13.864322	to	$20.078487	$1,512,883	0.85%	to	2.70%	1.61%	to	1.62%	7.82%	to	9.84%
2013	161,907	$12.622670	to	$18.621528	$1,977,649	0.85%	to	2.70%	0.91%	to	2.05%	32.86%	to	35.34%
AB VPS International Growth Portfolio
2017	199,219	$10.515292	to	$17.371337	$2,061,180	0.85%	to	2.75%	0.86%	to	0.94%	30.99%	to	33.49%
2016	221,876	$7.876919	to	$13.262018	$1,732,037	0.85%	to	2.75%	—%	to	—%	(9.59)%	to	(7.86)%
2015	322,032	$8.548528	to	$14.669159	$2,784,610	0.85%	to	2.75%	0.06%	to	0.06%	(4.83)%	to	(3.00)%
2014	489,717	$8.813141	to	$15.413530	$4,321,026	0.85%	to	2.75%	—%	to	—%	(4.09)%	to	(2.25)%
2013	559,926	$9.015958	to	$16.070726	$5,064,207	0.85%	to	2.75%	0.71%	to	0.74%	10.25%	to	12.36%
Invesco V.I. Value Opportunities Fund
2017	23,082,014	$2.196079	to	$25.756336	$44,043,927	0.85%	to	2.80%	0.39%	to	0.41%	14.20%	to	16.44%
2016	26,629,348	$1.885957	to	$22.554491	$44,106,929	0.85%	to	2.80%	0.41%	to	0.42%	15.07%	to	17.33%
2015	30,460,735	$1.607345	to	$19.600856	$43,215,959	0.85%	to	2.80%	2.59%	to	3.46%	(12.88)%	to	(11.16)%
2014	35,937,749	$1.809334	to	$22.498793	$58,450,342	0.85%	to	2.80%	1.37%	to	1.37%	3.68%	to	5.72%
2013	45,017,287	$1.711493	to	$21.701118	$69,438,460	0.85%	to	2.80%	1.03%	to	1.36%	30.07%	to	32.62%
Invesco V.I. Core Equity Fund
2017	5,494,225	$20.789462	to	$23.263545	$105,124,912	0.50%	to	2.80%	0.75%	to	0.99%	10.05%	to	12.31%
2016	6,343,788	$18.890714	to	$21.026178	$109,177,236	0.30%	to	2.80%	—%	to	0.75%	7.22%	to	9.69%
2015	7,623,806	$17.618820	to	$19.168832	$121,117,852	0.30%	to	2.80%	0.92%	to	1.85%	(8.37)%	to	(6.28)%
2014	9,179,650	$19.228957	to	$20.454208	$157,357,446	0.30%	to	2.80%	—%	to	0.85%	5.16%	to	7.52%
2013	11,418,595	$18.285248	to	$18.852457	$184,316,927	0.50%	to	2.80%	1.19%	to	2.03%	25.68%	to	28.29%
Invesco V.I. Government Securities Fund
2017	144,660,796	$1.503200	to	$9.824279	$190,728,662	0.85%	to	2.80%	1.72%	to	2.11%	(0.86)%	to	1.09%
2016	163,643,197	$1.486940	to	$9.909381	$214,989,740	0.85%	to	2.80%	2.06%	to	2.21%	(1.57)%	to	0.37%
2015	183,026,680	$1.481433	to	$10.067115	$241,730,755	0.85%	to	2.80%	2.20%	to	2.21%	(2.43)%	to	(0.50)%
2014	216,206,302	$1.488940	to	$10.317394	$289,266,806	0.85%	to	2.80%	2.41%	to	2.95%	1.26%	to	3.26%
2013	266,997,691	$1.441994	to	$10.188828	$348,991,412	0.85%	to	2.80%	2.19%	to	4.11%	(5.31)%	to	(3.45)%
Invesco V.I. International Growth Fund
2017	28,899,429	$19.425716	to	$20.221611	$113,514,536	0.30%	to	2.80%	1.13%	to	1.44%	19.61%	to	22.36%
2016	34,630,228	$16.241116	to	$16.526576	$112,985,260	0.30%	to	2.80%	0.95%	to	1.39%	(3.20)%	to	(0.99)%
2015	39,754,892	$16.692558	to	$16.778451	$131,609,274	0.30%	to	2.80%	0.63%	to	1.81%	(5.04)%	to	(2.91)%
2014	46,542,910	$17.192346	to	$17.669116	$158,952,221	0.30%	to	2.80%	1.90%	to	3.62%	(2.44)%	to	(0.21)%
2013	57,768,530	$17.228480	to	$18.110799	$197,701,864	0.30%	to	2.80%	0.32%	to	1.79%	15.73%	to	18.36%
Invesco V.I. Mid Cap Core Equity Fund
2017	39,924,474	$20.685989	to	$22.762061	$110,933,838	0.50%	to	2.80%	0.31%	to	0.49%	11.75%	to	14.08%
2016	46,659,005	$18.511422	to	$20.254163	$114,750,629	0.30%	to	2.80%	—%	to	0.08%	10.30%	to	12.82%
2015	52,984,118	$16.782407	to	$17.952080	$116,893,551	0.30%	to	2.80%	—%	to	0.54%	(6.68)%	to	(4.57)%
2014	64,014,209	$17.983581	to	$18.605354	$149,442,498	0.50%	to	2.80%	—%	to	0.04%	1.55%	to	3.65%
2013	76,810,395	$17.708863	to	$17.950074	$174,545,433	0.50%	to	2.80%	0.53%	to	0.67%	25.26%	to	27.82%
Invesco V.I. Small Cap Equity Fund
2017	2,903,756	$24.335556	to	$27.508052	$69,706,636	0.30%	to	2.80%	—%	to	—%	10.91%	to	13.39%
2016	3,431,554	$21.942004	to	$24.260672	$73,362,150	0.30%	to	2.80%	—%	to	—%	8.97%	to	11.50%
2015	3,991,186	$20.135646	to	$21.757791	$77,353,213	0.30%	to	2.80%	—%	to	—%	(8.13)%	to	(6.02)%
2014	4,688,533	$21.917230	to	$23.152218	$97,889,375	0.30%	to	2.80%	—%	to	—%	(0.47)%	to	1.78%
2013	6,260,948	$22.019679	to	$22.747432	$130,204,555	0.30%	to	2.80%	—%	to	0.01%	33.68%	to	36.67%
Invesco V.I. Balanced Risk Allocation Fund
2017	766,620	$12.798882	to	$14.861220	$10,680,721	0.50%	to	2.70%	3.56%	to	3.80%	6.91%	to	9.28%
2016	915,712	$11.972025	to	$13.757138	$11,768,580	0.30%	to	2.70%	0.19%	to	0.19%	8.55%	to	11.18%
2015	1,022,773	$11.029509	to	$12.255624	$11,957,046	0.50%	to	2.70%	4.15%	to	4.15%	(6.95)%	to	(4.88)%
2014	1,176,690	$11.853050	to	$12.883948	$14,602,432	0.50%	to	2.70%	—%	to	—%	2.89%	to	5.18%
2013	1,570,723	$11.503600	to	$12.249085	$18,718,879	0.50%	to	2.75%	1.36%	to	1.50%	(1.33)%	to	0.91%
Invesco V.I. Diversified Dividend Fund
2017	14,792	$18.188913	to	$19.666272	$280,816	1.35%	to	2.50%	0.47%	to	1.37%	5.67%	to	6.89%
2016	16,894	$17.212579	to	$18.397906	$302,253	1.35%	to	2.50%	1.07%	to	1.15%	11.71%	to	13.00%
2015	14,746	$15.408296	to	$16.281129	$234,167	1.35%	to	2.50%	1.11%	to	1.43%	(0.70)%	to	0.45%
2014	19,121	$15.516592	to	$16.208073	$305,336	1.35%	to	2.50%	1.45%	to	1.56%	9.76%	to	11.03%
2013	20,367	$14.137224	to	$14.598406	$293,702	1.35%	to	2.50%	—%	to	2.32%	27.54%	to	29.01%
Invesco V.I. Government Money Market Fund
2017	12,073,673	$8.876326	to	$9.932618	$112,207,073	0.30%	to	2.75%	0.52%	to	0.59%	(2.16)%	to	0.26%
2016	14,056,046	$9.056470	to	$9.906673	$132,108,464	0.30%	to	2.80%	—%	to	0.08%	(2.67)%	to	(0.20)%
2015	16,822,793	$9.316811	to	$9.875737	$160,770,547	0.50%	to	2.75%	0.01%	to	0.01%	(2.70)%	to	(0.49)%
2014	13,973,329	$9.575557	to	$9.924169	$135,908,765	0.50%	to	2.75%	0.01%	to	0.01%	(2.70)%	to	(0.49)%
2013	12,785,917	$9.841269	to	$9.972607	$126,589,751	0.50%	to	2.75%	—%	to	0.01%	(1.59)%	to	(0.27)%
American Century VP Mid Cap Value Fund
2017	47,397	$20.869222	to	$22.362747	$1,030,394	0.50%	to	1.50%	1.31%	to	1.42%	9.81%	to	10.91%
2016	52,510	$19.005120	to	$20.402576	$1,033,246	0.30%	to	1.50%	0.68%	to	1.47%	20.89%	to	22.35%
2015	44,291	$15.720890	to	$16.675655	$716,584	0.30%	to	1.50%	1.49%	to	1.50%	(3.05)%	to	(1.87)%
2014	48,239	$16.214700	to	$16.994164	$801,413	0.30%	to	1.50%	1.01%	to	1.05%	14.51%	to	15.89%
2013	29,575	$14.160257	to	$14.664038	$424,726	0.30%	to	1.50%	0.84%	to	1.18%	27.97%	to	29.51%
American Funds Global Bond Fund
2017	6,241,749	$9.998043	to	$11.063204	$76,527,683	0.50%	to	2.80%	0.36%	to	0.64%	(0.02)%	to	3.90%
2016	6,012,338	$10.647519	to	$11.578507	$72,264,696	0.65%	to	2.80%	0.53%	to	0.55%	(0.12)%	to	2.05%
2015	6,995,613	$10.660491	to	$11.346048	$83,353,312	0.65%	to	2.80%	0.05%	to	0.05%	(6.72)%	to	(4.69)%
2014	9,116,977	$11.427881	to	$11.903991	$115,218,960	0.65%	to	2.80%	1.20%	to	1.21%	(1.41)%	to	0.73%
2013	11,290,616	$11.591365	to	$11.817451	$143,324,592	0.65%	to	2.80%	—%	to	—%	(5.27)%	to	(3.21)%
American Funds Global Growth and Income Fund
2017	12,007,007	$10.679784	to	$24.762218	$200,823,377	0.30%	to	2.80%	1.83%	to	2.07%	6.80%	to	22.59%
2016	11,176,644	$20.199758	to	$20.631414	$164,500,263	0.65%	to	2.80%	1.75%	to	1.87%	4.38%	to	6.65%
2015	13,110,986	$19.344990	to	$19.351769	$182,895,707	0.65%	to	2.80%	1.33%	to	1.92%	(4.07)%	to	(1.98)%
2014	15,798,685	$19.735829	to	$20.172002	$226,969,193	0.65%	to	2.80%	3.07%	to	3.79%	2.72%	to	4.96%
2013	19,831,073	$18.804035	to	$19.637414	$274,040,478	0.65%	to	2.80%	3.32%	to	3.71%	19.15%	to	21.74%
American Funds Asset Allocation Fund
2017	29,622,457	$10.478833	to	$22.039431	$646,846,987	0.30%	to	2.80%	1.06%	to	1.49%	4.79%	to	13.02%
2016	30,714,165	$19.500036	to	$21.401229	$615,841,369	0.65%	to	2.80%	1.63%	to	1.63%	6.39%	to	8.70%
2015	35,447,211	$18.328943	to	$19.688160	$662,185,767	0.65%	to	2.80%	1.51%	to	1.63%	(1.40)%	to	0.74%
2014	42,163,505	$18.589341	to	$19.543111	$791,683,183	0.65%	to	2.80%	1.44%	to	2.30%	2.49%	to	4.71%
2013	51,319,943	$18.138530	to	$18.663515	$931,691,583	0.65%	to	2.80%	1.45%	to	1.51%	20.28%	to	22.89%
American Funds Blue Chip Income and Growth Fund
2017	192,383,937	$10.915463	to	$27.019907	$444,164,415	0.50%	to	2.80%	1.53%	to	2.32%	9.15%	to	13.81%
2016	223,989,200	$23.741193	to	$26.532294	$424,290,310	0.65%	to	2.80%	1.90%	to	2.14%	15.42%	to	17.93%
2015	254,241,673	$20.568725	to	$22.498131	$412,227,632	0.65%	to	2.80%	1.84%	to	1.85%	(5.61)%	to	(3.56)%
2014	309,368,792	$21.791408	to	$23.328378	$524,639,657	0.65%	to	2.80%	2.68%	to	2.97%	12.18%	to	14.61%
2013	364,941,508	$19.426118	to	$20.354035	$545,529,305	0.65%	to	2.80%	1.87%	to	1.93%	29.33%	to	32.14%
American Funds Bond Fund
2017	45,395,249	$10.029764	to	$11.881812	$655,757,093	0.50%	to	2.80%	1.43%	to	2.12%	0.30%	to	0.80%
2016	37,622,843	$11.787218	to	$12.807547	$581,920,132	0.65%	to	2.80%	1.61%	to	1.82%	0.10%	to	2.28%
2015	41,707,585	$11.775228	to	$12.522379	$636,445,614	0.65%	to	2.80%	1.53%	to	1.70%	(2.49)%	to	(0.38)%
2014	49,995,861	$12.076501	to	$12.569562	$772,885,175	0.65%	to	2.80%	1.78%	to	2.50%	2.37%	to	4.60%
2013	62,429,269	$11.796759	to	$12.017256	$932,642,581	0.65%	to	2.80%	1.84%	to	2.05%	(4.86)%	to	(2.79)%
American Funds Global Growth Fund
2017	9,919,412	$10.690165	to	$27.374033	$241,148,675	0.50%	to	2.80%	0.48%	to	0.72%	6.90%	to	27.84%
2016	9,645,931	$21.095554	to	$21.412322	$199,082,119	0.65%	to	2.80%	0.89%	to	0.98%	(2.16)%	to	(0.03)%
2015	11,697,171	$21.102098	to	$21.884394	$243,330,240	0.65%	to	2.80%	0.98%	to	1.00%	3.98%	to	6.24%
2014	13,099,940	$19.861896	to	$21.045920	$261,257,937	0.65%	to	2.80%	1.05%	to	1.14%	(0.51)%	to	1.65%
2013	16,325,784	$19.539432	to	$21.154257	$325,981,493	0.65%	to	2.80%	1.24%	to	1.26%	25.61%	to	28.34%
American Funds Growth Fund
2017	70,312,303	$10.726522	to	$31.745880	$1,490,487,512	0.30%	to	2.80%	0.35%	to	0.49%	7.27%	to	24.75%
2016	62,485,415	$25.447295	to	$26.005317	$1,217,435,416	0.65%	to	2.80%	0.73%	to	0.80%	6.47%	to	8.78%
2015	74,103,321	$23.902017	to	$23.906739	$1,343,454,104	0.65%	to	2.80%	0.58%	to	0.61%	3.91%	to	6.17%
2014	88,681,039	$22.518307	to	$23.003194	$1,533,269,584	0.65%	to	2.80%	0.72%	to	0.87%	5.51%	to	7.81%
2013	110,847,056	$20.887799	to	$21.801334	$1,806,018,975	0.65%	to	2.80%	0.97%	to	1.03%	26.51%	to	29.26%
American Funds Growth-Income Fund
2017	59,038,124	$10.832443	to	$27.525937	$1,396,827,005	0.30%	to	2.80%	1.03%	to	1.44%	8.32%	to	19.00%
2016	57,283,146	$23.130093	to	$24.880536	$1,249,416,840	0.65%	to	2.80%	1.44%	to	1.56%	8.44%	to	10.80%
2015	67,483,085	$21.329406	to	$22.455693	$1,343,073,267	0.65%	to	2.80%	1.29%	to	1.31%	(1.35)%	to	0.80%
2014	81,385,307	$21.620632	to	$22.278013	$1,624,836,107	0.65%	to	2.80%	1.22%	to	1.60%	7.58%	to	9.92%
2013	103,037,858	$20.097293	to	$20.267894	$1,894,684,591	0.65%	to	2.80%	1.34%	to	1.60%	29.82%	to	32.64%
American Funds International Fund
2017	26,072,803	$10.720462	to	$20.126051	$419,068,069	0.30%	to	2.80%	1.12%	to	1.31%	7.20%	to	28.50%
2016	19,010,254	$15.062261	to	$15.662360	$284,007,792	0.65%	to	2.80%	1.24%	to	1.25%	0.67%	to	2.86%
2015	21,936,590	$14.643275	to	$15.557561	$322,137,950	0.65%	to	2.80%	1.22%	to	1.46%	(7.16)%	to	(5.14)%
2014	25,478,826	$15.437469	to	$16.758016	$399,232,673	0.65%	to	2.80%	1.26%	to	1.79%	(5.34)%	to	(3.28)%
2013	30,923,542	$15.961598	to	$17.703704	$508,181,057	0.65%	to	2.80%	1.34%	to	1.43%	18.28%	to	20.85%
American Funds New World Fund
2017	5,096,826	$10.879165	to	$19.733185	$130,777,921	0.30%	to	2.80%	0.77%	to	0.86%	8.79%	to	25.87%
2016	4,048,215	$14.854052	to	$15.677068	$100,940,043	0.65%	to	2.80%	0.74%	to	0.88%	2.35%	to	4.58%
2015	4,720,908	$14.204159	to	$15.316919	$113,909,236	0.65%	to	2.80%	0.51%	to	0.57%	(5.82)%	to	(3.77)%
2014	5,700,776	$14.760859	to	$16.263423	$144,818,397	0.65%	to	2.80%	0.89%	to	1.64%	(10.42)%	to	(8.47)%
2013	7,057,351	$16.126396	to	$18.154383	$198,682,325	0.65%	to	2.80%	1.06%	to	1.40%	8.30%	to	10.66%
American Funds Global Small Capitalization Fund
2017	7,574,123	$10.901655	to	$26.205876	$159,244,824	0.30%	to	2.80%	0.03%	to	0.43%	9.02%	to	22.42%
2016	5,746,511	$18.971796	to	$21.406541	$123,282,848	0.65%	to	2.80%	0.23%	to	0.25%	(0.72)%	to	1.44%
2015	6,952,345	$18.703056	to	$21.561959	$148,360,655	0.65%	to	2.80%	—%	to	—%	(2.50)%	to	(0.38)%
2014	8,231,966	$18.775047	to	$22.115696	$178,438,387	0.65%	to	2.80%	0.12%	to	0.14%	(0.70)%	to	1.46%
2013	10,358,695	$18.504640	to	$22.271086	$224,224,571	0.65%	to	2.80%	0.61%	to	0.86%	24.74%	to	27.45%
Wells Fargo VT Omega Growth Fund
2017	39,818	$23.862098	to	$25.996768	$977,174	1.35%	to	2.50%	0.01%	to	0.01%	31.28%	to	32.79%
2016	36,279	$18.176955	to	$19.576908	$679,238	1.35%	to	2.50%	—%	to	—%	(1.96)%	to	(0.83)%
2015	45,278	$18.541240	to	$19.740818	$862,511	1.35%	to	2.50%	—%	to	—%	(1.16)%	to	(0.01)%
2014	49,932	$18.758542	to	$19.743762	$957,060	1.35%	to	2.50%	—%	to	—%	1.30%	to	2.47%
2013	70,368	$18.517769	to	$19.267475	$1,328,236	1.35%	to	2.50%	0.11%	to	0.13%	36.43%	to	38.01%
Fidelity® VIP Growth Portfolio
2017	332,885	$21.607217	to	$31.186229	$7,127,386	0.85%	to	2.75%	0.01%	to	0.09%	31.16%	to	33.68%
2016	304,106	$16.163987	to	$23.776883	$4,807,498	0.85%	to	2.75%	—%	to	—%	(2.18)%	to	(0.30)%
2015	396,131	$16.212806	to	$24.306204	$6,307,600	0.85%	to	2.75%	0.01%	to	0.03%	4.00%	to	6.00%
2014	464,276	$15.295179	to	$23.441676	$6,963,451	0.85%	to	2.70%	—%	to	—%	8.06%	to	10.07%
2013	451,696	$13.895443	to	$21.694064	$6,152,984	0.85%	to	2.70%	0.04%	to	0.05%	32.38%	to	34.85%
Fidelity® VIP Contrafund® Portfolio
2017	2,833,361	$27.420725	to	$30.862825	$61,032,652	0.30%	to	2.75%	0.49%	to	0.78%	18.29%	to	21.22%
2016	3,446,886	$23.180801	to	$25.459673	$61,582,760	0.30%	to	2.75%	—%	to	0.63%	4.81%	to	7.41%
2015	4,234,166	$22.117416	to	$23.703842	$71,037,540	0.30%	to	2.75%	0.72%	to	1.08%	(2.31)%	to	0.11%
2014	5,104,483	$22.640127	to	$23.676669	$85,715,982	0.30%	to	2.75%	0.76%	to	1.00%	8.63%	to	11.32%
2013	6,202,099	$20.842283	to	$21.078399	$93,638,207	0.50%	to	2.75%	0.81%	to	0.83%	27.40%	to	30.30%
Fidelity® VIP Mid Cap Portfolio
2017	2,170,961	$28.744400	to	$29.903032	$45,581,416	0.30%	to	2.75%	0.37%	to	0.48%	17.27%	to	20.18%
2016	2,617,830	$24.511615	to	$24.882901	$46,084,251	0.30%	to	2.75%	0.32%	to	0.33%	8.89%	to	11.59%
2015	3,237,684	$22.298947	to	$22.510998	$51,691,751	0.30%	to	2.75%	0.23%	to	0.30%	(4.30)%	to	(1.92)%
2014	3,896,587	$22.736200	to	$23.521879	$63,830,530	0.30%	to	2.75%	0.01%	to	0.02%	3.16%	to	5.71%
2013	4,998,451	$21.507218	to	$22.802430	$77,806,071	0.30%	to	2.75%	0.13%	to	0.28%	32.19%	to	35.46%
Fidelity® VIP Value Strategies Portfolio
2017	100,333	$19.933332	to	$33.760175	$2,017,527	0.85%	to	2.70%	0.62%	to	1.27%	15.91%	to	18.08%
2016	133,462	$16.881624	to	$29.125133	$2,288,094	0.85%	to	2.70%	0.91%	to	0.97%	6.36%	to	8.35%
2015	204,157	$15.581038	to	$27.383313	$3,176,777	0.85%	to	2.70%	0.82%	to	0.90%	(5.77)%	to	(4.01)%
2014	283,720	$16.231901	to	$29.060046	$4,574,058	0.85%	to	2.70%	0.50%	to	0.80%	3.68%	to	5.61%
2013	369,920	$13.998426	to	$15.369434	$5,633,750	0.85%	to	2.45%	0.65%	to	0.73%	27.03%	to	29.08%
Fidelity® VIP Dynamic Capital Appreciation Portfolio
2017	115,614	$22.432813	to	$30.876583	$2,518,380	0.75%	to	2.70%	0.29%	to	0.77%	20.21%	to	22.58%
2016	148,903	$18.300731	to	$25.684843	$2,632,250	0.75%	to	2.70%	0.73%	to	0.74%	(0.08)%	to	1.89%
2015	234,125	$17.960896	to	$25.704296	$4,032,502	0.75%	to	2.70%	0.59%	to	0.60%	(1.67)%	to	0.27%
2014	247,751	$17.912598	to	$26.140092	$4,284,335	0.75%	to	2.70%	0.03%	to	0.22%	7.71%	to	9.83%
2013	227,580	$16.308992	to	$24.268557	$3,598,618	0.75%	to	2.70%	0.09%	to	0.12%	34.57%	to	37.22%
Fidelity® VIP Strategic Income Portfolio
2017	122,694	$12.204593	to	$16.292343	$1,766,495	0.30%	to	1.50%	2.99%	to	3.00%	5.94%	to	7.22%
2016	107,284	$11.519829	to	$14.968580	$1,422,291	0.50%	to	1.50%	3.38%	to	8.18%	6.41%	to	7.48%
2015	84,222	$10.825956	to	$13.927036	$1,080,696	0.50%	to	1.50%	2.43%	to	2.56%	(3.40)%	to	(2.42)%
2014	102,544	$11.206529	to	$14.273150	$1,332,036	0.50%	to	1.50%	2.76%	to	2.87%	1.83%	to	2.86%
2013	95,919	$11.004604	to	$14.002020	$1,233,705	0.30%	to	1.50%	0.10%	to	3.66%	(1.45)%	to	(0.27)%
Franklin Rising Dividends VIP Fund
2017	14,009,676	$25.807302	to	$31.095051	$399,111,952	0.30%	to	2.80%	1.33%	to	1.61%	17.23%	to	20.04%
2016	16,623,896	$22.014024	to	$25.903195	$399,706,589	0.30%	to	2.80%	0.85%	to	1.01%	12.84%	to	15.59%
2015	19,627,341	$19.509293	to	$22.410058	$414,023,269	0.30%	to	2.80%	1.44%	to	1.47%	(6.31)%	to	(4.04)%
2014	23,625,692	$20.822970	to	$23.353392	$526,505,475	0.30%	to	2.80%	1.26%	to	1.38%	5.72%	to	8.29%
2013	29,710,602	$19.696171	to	$21.565145	$621,186,179	0.30%	to	2.80%	1.20%	to	1.78%	26.11%	to	29.19%
Franklin Income VIP Fund
2017	28,538,059	$20.285231	to	$20.895917	$606,827,557	0.30%	to	2.80%	4.21%	to	8.01%	6.65%	to	9.22%
2016	33,949,625	$19.021188	to	$19.131689	$669,321,675	0.30%	to	2.80%	4.34%	to	10.13%	10.88%	to	13.53%
2015	40,775,427	$16.851996	to	$17.155407	$716,791,811	0.30%	to	2.80%	4.43%	to	4.60%	(9.62)%	to	(7.42)%
2014	50,807,294	$18.203398	to	$18.981745	$979,864,434	0.30%	to	2.80%	3.04%	to	4.69%	1.73%	to	4.21%
2013	63,847,445	$17.468133	to	$18.659483	$1,196,794,237	0.30%	to	2.80%	2.32%	to	4.85%	10.80%	to	13.51%
Franklin Large Cap Growth VIP Fund
2017	2,939,730	$23.759455	to	$24.293354	$60,185,340	0.85%	to	2.80%	0.46%	to	0.61%	24.57%	to	27.02%
2016	3,376,113	$18.704876	to	$19.501475	$55,050,262	0.85%	to	2.80%	—%	to	—%	(4.50)%	to	(2.62)%
2015	4,315,235	$19.208827	to	$20.421344	$72,753,062	0.85%	to	2.80%	0.27%	to	0.27%	2.71%	to	4.73%
2014	4,992,901	$18.341304	to	$19.883080	$81,345,950	0.85%	to	2.80%	1.05%	to	1.08%	9.36%	to	11.51%
2013	5,765,894	$16.448279	to	$18.182031	$85,241,546	0.85%	to	2.80%	1.11%	to	1.12%	25.08%	to	27.55%
Franklin Global Real Estate VIP Fund
2017	208,226	$18.591557	to	$31.517252	$4,998,111	0.95%	to	2.80%	3.01%	to	3.18%	7.42%	to	9.43%
2016	240,880	$17.306622	to	$28.801366	$5,290,790	0.95%	to	2.80%	—%	to	1.17%	(2.23)%	to	(0.41)%
2015	270,095	$17.701964	to	$28.919703	$6,008,852	0.95%	to	2.80%	3.12%	to	3.18%	(2.21)%	to	(0.38)%
2014	329,570	$18.101196	to	$29.029698	$7,397,583	0.95%	to	2.80%	0.45%	to	0.46%	11.84%	to	13.92%
2013	377,266	$16.185507	to	$25.481823	$7,469,531	0.95%	to	2.80%	4.49%	to	4.54%	(0.51)%	to	1.35%
Franklin Small-Mid Cap Growth VIP Fund
2017	7,468,122	$27.599807	to	$29.834508	$137,382,495	0.30%	to	2.80%	—%	to	—%	18.05%	to	20.94%
2016	8,821,024	$23.380067	to	$24.668667	$136,352,797	0.30%	to	2.80%	—%	to	—%	1.29%	to	3.72%
2015	10,438,844	$23.081525	to	$23.783036	$157,452,312	0.30%	to	2.80%	—%	to	—%	(5.35)%	to	(3.06)%
2014	12,376,717	$24.385128	to	$24.533967	$196,223,167	0.30%	to	2.80%	—%	to	—%	4.50%	to	7.07%
2013	15,807,750	$22.914198	to	$23.334129	$238,352,339	0.30%	to	2.80%	—%	to	—%	34.34%	to	37.58%
Franklin Small Cap Value VIP Fund
2017	3,080,722	$28.621801	to	$32.012289	$58,630,176	0.30%	to	2.75%	0.04%	to	0.67%	7.65%	to	10.23%
2016	3,800,291	$26.587670	to	$29.040831	$66,275,531	0.30%	to	2.75%	0.46%	to	0.66%	26.66%	to	29.73%
2015	3,650,059	$20.991766	to	$22.385491	$50,212,815	0.30%	to	2.75%	0.09%	to	0.89%	(9.90)%	to	(7.80)%
2014	4,294,345	$23.298291	to	$24.278304	$64,712,254	0.30%	to	2.75%	0.08%	to	0.74%	(2.16)%	to	0.18%
2013	5,683,963	$23.812141	to	$24.235365	$86,274,032	0.30%	to	2.75%	0.59%	to	1.09%	32.54%	to	35.72%
Franklin Strategic Income VIP Fund
2017	14,549,002	$15.357547	to	$15.805359	$277,263,838	0.30%	to	2.80%	2.69%	to	3.09%	1.85%	to	4.15%
2016	16,575,714	$15.079310	to	$15.175713	$307,649,697	0.30%	to	2.80%	3.21%	to	3.21%	5.26%	to	7.54%
2015	19,935,188	$14.111690	to	$14.325250	$347,847,567	0.30%	to	2.80%	6.11%	to	6.59%	(6.28)%	to	(4.26)%
2014	24,233,651	$14.740091	to	$15.285334	$449,783,789	0.30%	to	2.80%	5.54%	to	5.71%	(0.70)%	to	1.45%
2013	29,798,024	$14.529719	to	$15.392925	$552,057,488	0.30%	to	2.80%	5.68%	to	5.76%	0.66%	to	2.86%
Franklin Mutual Shares VIP Fund
2017	22,437,624	$20.882885	to	$24.016641	$498,668,499	0.30%	to	2.80%	1.60%	to	2.17%	5.36%	to	7.93%
2016	26,236,946	$19.821188	to	$22.252692	$546,352,159	0.30%	to	2.80%	2.10%	to	3.48%	12.85%	to	15.59%
2015	31,289,744	$17.563602	to	$19.250716	$569,611,868	0.30%	to	2.80%	2.83%	to	3.05%	(7.56)%	to	(5.33)%
2014	37,084,769	$19.000464	to	$20.335484	$722,392,206	0.30%	to	2.80%	1.32%	to	2.02%	4.16%	to	6.72%
2013	46,988,463	$18.240897	to	$19.054677	$866,111,651	0.30%	to	2.80%	2.37%	to	2.42%	24.72%	to	27.67%
Templeton Developing Markets VIP Fund
2017	2,409,893	$10.988310	to	$19.226779	$54,805,799	0.75%	to	2.80%	0.82%	to	0.83%	36.77%	to	39.26%
2016	2,745,982	$7.890648	to	$14.057444	$44,835,464	0.75%	to	2.80%	0.64%	to	1.08%	14.54%	to	16.44%
2015	3,077,756	$6.776297	to	$12.272687	$42,699,194	0.75%	to	2.80%	1.80%	to	2.47%	(21.65)%	to	(20.30)%
2014	3,719,348	$8.502407	to	$15.711905	$64,426,917	0.75%	to	2.75%	1.27%	to	1.77%	(10.58)%	to	(9.17)%
2013	4,628,423	$9.360340	to	$17.571473	$88,623,337	0.75%	to	2.75%	1.48%	to	2.07%	(3.43)%	to	(1.81)%
Templeton Foreign VIP Fund
2017	12,756,762	$16.682072	to	$17.761339	$187,462,676	0.30%	to	2.80%	1.03%	to	2.82%	13.47%	to	16.27%
2016	14,926,905	$14.701483	to	$15.275854	$190,816,473	0.30%	to	2.80%	1.63%	to	1.95%	4.22%	to	6.77%
2015	17,288,950	$14.106765	to	$14.307226	$209,657,204	0.30%	to	2.80%	2.09%	to	3.24%	(9.08)%	to	(6.93)%
2014	19,516,625	$15.372277	to	$15.514908	$257,467,042	0.30%	to	2.80%	1.45%	to	1.71%	(13.59)%	to	(11.49)%
2013	22,822,236	$17.367091	to	$17.954390	$344,232,677	0.30%	to	2.80%	2.10%	to	2.18%	19.58%	to	22.49%
Templeton Growth VIP Fund
2017	10,606,309	$20.215726	to	$22.065681	$189,772,954	0.50%	to	2.80%	1.45%	to	1.61%	15.23%	to	17.79%
2016	12,771,580	$17.543805	to	$18.733633	$195,538,651	0.50%	to	2.80%	1.54%	to	1.91%	6.59%	to	8.92%
2015	15,212,313	$16.458720	to	$17.199491	$216,171,880	0.50%	to	2.80%	2.39%	to	2.67%	(9.07)%	to	(7.01)%
2014	18,432,369	$18.100487	to	$18.496229	$284,644,288	0.50%	to	2.80%	1.24%	to	1.34%	(5.50)%	to	(3.37)%
2013	23,123,937	$19.140368	to	$19.153890	$374,312,587	0.50%	to	2.80%	2.62%	to	2.63%	27.21%	to	29.99%
Franklin Mutual Global Discovery VIP Fund
2017	7,598,510	$18.963990	to	$21.424104	$210,755,251	0.30%	to	2.80%	—%	to	2.03%	5.60%	to	8.18%
2016	8,749,935	$17.958351	to	$19.804647	$227,709,995	0.30%	to	2.80%	0.02%	to	1.63%	9.08%	to	11.68%
2015	10,580,504	$16.463719	to	$17.732712	$249,448,913	0.30%	to	2.80%	2.61%	to	2.78%	(6.31)%	to	(4.03)%
2014	12,507,613	$17.572790	to	$18.477426	$311,837,827	0.30%	to	2.80%	1.57%	to	2.37%	2.79%	to	5.28%
2013	15,452,593	$17.095911	to	$17.550648	$370,297,414	0.30%	to	2.80%	1.79%	to	2.25%	24.09%	to	27.14%
Franklin Flex Cap Growth VIP Fund
2017	1,155,409	$23.630633	to	$26.977144	$22,759,157	0.30%	to	2.75%	—%	to	—%	23.50%	to	26.41%
2016	1,418,488	$19.134239	to	$21.023945	$22,402,487	0.50%	to	2.75%	—%	to	—%	(5.52)%	to	(3.47)%
2015	1,789,660	$20.252735	to	$21.778839	$29,564,063	0.50%	to	2.75%	—%	to	—%	1.53%	to	3.80%
2014	2,190,538	$19.946646	to	$20.982180	$35,257,492	0.50%	to	2.75%	—%	to	—%	3.23%	to	5.45%
2013	2,644,159	$19.323070	to	$20.077906	$40,741,967	0.30%	to	2.75%	—%	to	—%	33.76%	to	36.86%
Templeton Global Bond VIP Fund
2017	3,470,775	$13.258132	to	$14.473838	$47,195,841	0.30%	to	2.75%	—%	to	—%	(1.00)%	to	1.46%
2016	3,978,351	$13.391947	to	$14.266090	$53,896,474	0.30%	to	2.75%	—%	to	—%	0.08%	to	2.56%
2015	4,718,501	$13.381345	to	$13.909852	$62,842,788	0.30%	to	2.75%	7.45%	to	9.62%	(6.99)%	to	(4.68)%
2014	5,510,026	$14.386281	to	$14.592335	$77,872,315	0.30%	to	2.75%	5.06%	to	5.06%	(1.07)%	to	1.39%
2013	6,466,974	$14.392405	to	$14.541172	$91,465,010	0.30%	to	2.75%	3.55%	to	4.69%	(1.22)%	to	1.23%
Hartford Balanced HLS Fund
2017	1,009,281	$18.463892	to	$22.018140	$17,409,773	0.75%	to	2.75%	2.08%	to	2.41%	12.46%	to	14.73%
2016	986,472	$16.093710	to	$19.579225	$14,912,187	0.75%	to	2.75%	2.74%	to	2.83%	3.16%	to	5.24%
2015	1,065,609	$15.291803	to	$19.046884	$15,451,065	0.75%	to	2.70%	1.90%	to	3.63%	(2.49)%	to	(0.57)%
2014	1,294,832	$15.379592	to	$19.533503	$19,029,607	0.75%	to	2.70%	1.81%	to	1.83%	6.87%	to	8.97%
2013	1,512,772	$14.113578	to	$18.278484	$20,632,562	0.75%	to	2.70%	1.56%	to	1.58%	17.96%	to	20.28%

Hartford Total Return Bond HLS Fund
2017	32,000,872	$12.993794	to	$14.783073	$415,178,451	0.30%	to	2.75%	2.48%	to	3.07%	2.31%	to	4.84%
2016	34,316,558	$12.700874	to	$14.100157	$428,905,117	0.30%	to	2.75%	2.54%	to	2.60%	1.66%	to	4.18%
2015	39,375,169	$12.493519	to	$13.534310	$477,127,747	0.30%	to	2.75%	2.64%	to	3.28%	(3.28)%	to	(0.88)%
2014	46,292,016	$12.917758	to	$13.655147	$571,968,762	0.30%	to	2.75%	2.68%	to	3.31%	3.02%	to	5.57%
2013	62,030,472	$12.539611	to	$12.934646	$733,978,421	0.30%	to	2.75%	3.60%	to	5.26%	(4.04)%	to	(1.66)%
Hartford Capital Appreciation HLS Fund
2017	19,295,231	$28.173404	to	$29.179248	$360,299,836	0.30%	to	2.75%	0.73%	to	1.18%	18.83%	to	21.77%

2016	23,607,077	$23.709489	to	$23.962093	$365,083,148	0.30%	to	2.75%	1.14%	to	1.17%	2.66%	to	5.21%
2015	28,153,379	$22.776496	to	$23.095343	$417,093,368	0.30%	to	2.75%	0.93%	to	0.99%	(1.72)%	to	0.71%
2014	34,264,581	$22.614953	to	$23.500457	$507,446,086	0.30%	to	2.75%	0.78%	to	0.89%	4.40%	to	6.99%
2013	45,789,660	$21.138320	to	$22.510948	$636,714,458	0.30%	to	2.75%	0.36%	to	0.97%	35.31%	to	38.66%
Hartford Dividend and Growth HLS Fund
2017	13,309,362	$26.258956	to	$30.881557	$282,222,360	0.30%	to	2.75%	0.92%	to	2.20%	15.15%	to	18.00%
2016	16,093,679	$22.804408	to	$26.170193	$291,705,438	0.30%	to	2.75%	1.57%	to	2.05%	11.77%	to	14.54%
2015	19,351,305	$20.402947	to	$22.847762	$308,876,581	0.30%	to	2.75%	1.47%	to	1.64%	(3.84)%	to	(1.45)%
2014	23,221,375	$21.217438	to	$23.184705	$379,363,203	0.30%	to	2.75%	1.04%	to	2.38%	9.90%	to	12.62%
2013	32,101,247	$19.306809	to	$20.586382	$469,218,428	0.30%	to	2.75%	1.42%	to	1.74%	28.35%	to	31.53%
Hartford Global Growth HLS Fund
2017	266,440	$28.819467	to	$31.257445	$5,185,145	0.30%	to	2.75%	—%	to	0.50%	29.13%	to	32.33%
2016	262,329	$11.870966	to	$22.318351	$3,856,725	0.30%	to	2.75%	—%	to	0.68%	(0.81)%	to	1.41%
2015	330,750	$11.706080	to	$22.501304	$4,709,379	0.30%	to	2.75%	—%	to	0.29%	5.11%	to	7.44%
2014	260,942	$10.895575	to	$21.473127	$3,554,428	0.30%	to	2.70%	—%	to	0.56%	3.94%	to	8.96%
2013	228,334	$20.081546	to	$20.658365	$3,033,315	0.50%	to	2.70%	0.21%	to	0.65%	32.67%	to	35.62%
Hartford Disciplined Equity HLS Fund
2017	3,055,760	$30.153710	to	$34.465864	$70,287,111	0.30%	to	2.75%	0.87%	to	0.92%	18.61%	to	21.55%
2016	3,658,924	$25.422223	to	$28.354952	$69,893,555	0.30%	to	2.75%	0.92%	to	0.98%	2.89%	to	5.44%
2015	4,311,941	$24.707800	to	$26.891203	$78,922,730	0.30%	to	2.75%	0.76%	to	1.20%	3.94%	to	6.51%
2014	5,401,238	$23.771907	to	$25.246540	$93,748,052	0.30%	to	2.75%	0.39%	to	1.38%	13.03%	to	15.83%
2013	7,766,959	$21.031419	to	$21.795609	$116,872,515	0.30%	to	2.75%	0.29%	to	1.10%	32.14%	to	35.41%
Hartford Growth Opportunities HLS Fund
2017	4,719,521	$32.576607	to	$37.095472	$105,474,239	0.30%	to	2.75%	—%	to	—%	26.91%	to	30.06%
2016	6,005,130	$25.668615	to	$28.522519	$103,653,883	0.30%	to	2.75%	0.43%	to	0.44%	(3.19)%	to	(0.79)%
2015	7,231,563	$26.514567	to	$28.749309	$127,043,781	0.30%	to	2.75%	0.13%	to	0.14%	8.71%	to	11.40%
2014	9,265,589	$24.391204	to	$25.807052	$147,044,785	0.30%	to	2.75%	0.19%	to	0.29%	11.05%	to	13.80%
2013	11,514,449	$21.964512	to	$22.677114	$159,748,073	0.30%	to	2.75%	0.01%	to	0.01%	32.06%	to	35.34%
Hartford High Yield HLS Fund
2017	1,518,613	$21.525513	to	$21.775628	$27,273,539	0.30%	to	2.75%	5.18%	to	6.35%	4.69%	to	7.28%
2016	1,784,247	$20.064318	to	$20.800753	$30,002,601	0.30%	to	2.75%	6.07%	to	6.18%	11.15%	to	13.91%
2015	1,918,000	$17.614511	to	$18.713796	$29,061,362	0.30%	to	2.75%	3.76%	to	7.66%	(6.90)%	to	(4.59)%
2014	2,411,993	$18.462129	to	$20.101003	$38,582,200	0.30%	to	2.75%	6.58%	to	9.09%	(0.20)%	to	2.27%
2013	3,095,589	$18.052194	to	$20.142133	$48,924,260	0.30%	to	2.75%	7.19%	to	8.49%	3.54%	to	6.11%
Hartford International Opportunities HLS Fund
2017	2,335,203	$19.912101	to	$21.551337	$32,179,511	0.30%	to	2.75%	1.38%	to	1.45%	21.86%	to	24.88%
2016	2,809,239	$16.340564	to	$17.258079	$31,168,276	0.30%	to	2.75%	—%	to	1.69%	(1.49)%	to	0.95%
2015	3,239,257	$16.587690	to	$16.874218	$35,938,493	0.50%	to	2.75%	1.26%	to	1.44%	(0.89)%	to	1.37%
2014	3,886,054	$16.736370	to	$16.830703	$42,778,575	0.30%	to	2.75%	—%	to	2.15%	(6.48)%	to	(4.16)%
2013	4,717,147	$17.561624	to	$17.896543	$54,368,079	0.30%	to	2.75%	2.10%	to	2.94%	18.26%	to	21.19%
Hartford Small/Mid Cap Equity HLS Fund
2017	254,084	$21.142541	to	$31.513895	$5,336,612	0.75%	to	2.75%	—%	to	—%	11.32%	to	13.57%
2016	285,147	$18.452482	to	$28.423377	$5,289,564	0.85%	to	2.70%	0.88%	to	1.48%	13.38%	to	15.50%
2015	346,758	$15.976238	to	$25.068396	$5,528,895	0.85%	to	2.70%	1.26%	to	1.51%	(7.27)%	to	(5.54)%
2014	423,478	$16.913383	to	$27.034635	$7,167,689	0.85%	to	2.70%	0.84%	to	1.49%	2.42%	to	4.33%
2013	532,429	$16.210977	to	$26.328652	$8,835,165	0.85%	to	2.75%	0.70%	to	1.35%	33.78%	to	36.35%

Hartford Ultrashort Bond HLS Fund
2017	117,103,265	$7.932890	to	$9.907999	$135,483,984	0.30%	to	2.80%	0.50%	to	0.68%	(1.78)%	to	0.50%
2016	137,441,753	$8.076279	to	$9.858641	$164,861,963	0.30%	to	2.80%	0.17%	to	0.47%	(1.82)%	to	0.34%
2015	161,425,005	$8.226209	to	$9.824980	$196,796,827	0.30%	to	2.80%	—%	to	0.32%	(2.64)%	to	(0.39)%
2014	201,242,987	$8.449044	to	$9.863416	$245,915,008	0.30%	to	2.80%	—%	to	—%	(2.66)%	to	(0.40)%
2013	284,272,584	$8.680299	to	$9.902898	$359,160,633	0.30%	to	2.80%	—%	to	—%	(2.76)%	to	(0.40)%
Hartford Small Company HLS Fund
2017	459,894	$26.778910	to	$30.398870	$9,371,476	0.30%	to	2.75%	—%	to	—%	22.94%	to	25.98%
2016	574,346	$21.782727	to	$24.129307	$9,304,990	0.30%	to	2.75%	—%	to	—%	(0.72)%	to	1.74%
2015	708,091	$21.941570	to	$23.410469	$11,294,114	0.50%	to	2.75%	—%	to	—%	(10.70)%	to	(8.67)%
2014	899,570	$24.571503	to	$25.632868	$15,918,053	0.50%	to	2.75%	—%	to	—%	4.17%	to	6.54%
2013	1,310,809	$23.588625	to	$24.277572	$21,697,890	0.30%	to	2.75%	0.08%	to	0.09%	40.47%	to	43.95%
Hartford SmallCap Growth HLS Fund
2017	270,646	$29.113197	to	$37.806308	$7,539,079	0.85%	to	2.70%	0.04%	to	0.04%	16.88%	to	19.06%
2016	262,837	$24.452916	to	$32.347106	$6,187,974	0.85%	to	2.70%	0.15%	to	0.16%	9.38%	to	11.42%
2015	349,639	$21.946095	to	$29.572946	$7,438,316	0.85%	to	2.70%	0.06%	to	0.08%	(3.20)%	to	(1.39)%
2014	386,127	$22.255139	to	$30.456529	$8,426,751	0.85%	to	2.75%	0.04%	to	0.07%	2.96%	to	4.94%
2013	558,459	$21.207706	to	$29.579870	$11,759,718	0.85%	to	2.75%	—%	to	0.41%	40.94%	to	43.65%
Hartford Stock HLS Fund
2017	142,368	$21.041260	to	$28.859313	$2,911,375	0.75%	to	2.75%	1.81%	to	1.86%	16.60%	to	18.95%
2016	160,751	$17.688900	to	$24.751131	$2,749,650	0.75%	to	2.75%	1.82%	to	1.90%	4.50%	to	6.61%
2015	127,336	$16.591820	to	$23.684955	$2,042,478	0.75%	to	2.75%	1.68%	to	1.83%	(0.04)%	to	1.98%
2014	135,218	$16.270343	to	$23.767583	$2,184,736	0.75%	to	2.70%	1.92%	to	4.56%	8.34%	to	10.48%
2013	162,836	$14.727613	to	$21.937608	$2,376,059	0.75%	to	2.70%	1.98%	to	2.02%	28.73%	to	31.26%
Hartford U.S. Government Securities HLS Fund
2017	2,015,426	$9.645033	to	$11.938637	$20,782,466	0.30%	to	2.75%	—%	to	1.26%	(1.43)%	to	1.01%
2016	2,282,900	$9.784952	to	$11.818688	$23,603,588	0.30%	to	2.75%	1.52%	to	2.28%	(1.21)%	to	1.24%
2015	2,339,514	$9.905117	to	$11.674274	$24,164,613	0.30%	to	2.75%	1.73%	to	1.82%	(1.19)%	to	1.26%
2014	1,996,216	$10.024703	to	$11.403055	$20,624,542	0.50%	to	2.75%	2.05%	to	2.24%	—%	to	2.30%
2013	2,543,568	$10.022108	to	$11.146482	$25,954,659	0.50%	to	2.75%	2.06%	to	2.38%	(4.35)%	to	(2.17)%
Hartford Value HLS Fund
2017	706,916	$24.710029	to	$28.535135	$14,268,660	0.50%	to	2.70%	1.14%	to	1.83%	12.37%	to	14.86%
2016	858,340	$21.990602	to	$24.842421	$15,091,684	0.50%	to	2.70%	1.71%	to	1.72%	10.67%	to	13.13%
2015	1,049,254	$19.871301	to	$21.959894	$16,383,347	0.50%	to	2.70%	1.54%	to	1.55%	(5.66)%	to	(3.56)%
2014	1,225,238	$21.064438	to	$22.771698	$19,906,746	0.50%	to	2.70%	1.47%	to	1.50%	8.40%	to	10.81%
2013	1,559,325	$19.382840	to	$20.550139	$22,957,524	0.50%	to	2.75%	0.72%	to	1.39%	28.36%	to	31.28%
Lord Abbett Fundamental Equity Fund
2017	489,396	$19.639304	to	$24.442408	$10,425,364	0.30%	to	1.50%	1.01%	to	1.08%	10.90%	to	12.24%
2016	590,335	$17.709076	to	$21.777355	$11,260,482	0.30%	to	1.50%	1.13%	to	1.16%	14.02%	to	15.40%
2015	749,744	$15.531399	to	$18.871612	$12,415,393	0.30%	to	1.50%	1.11%	to	1.18%	(4.88)%	to	(3.73)%
2014	829,970	$16.328531	to	$19.603342	$14,338,556	0.30%	to	1.50%	0.39%	to	0.41%	5.55%	to	6.82%
2013	916,947	$15.470435	to	$18.351660	$14,954,661	0.30%	to	1.50%	0.22%	to	0.25%	33.74%	to	35.35%
Lord Abbett Calibrated Dividend Growth Fund
2017	744,634	$22.380222	to	$24.950037	$15,778,135	0.85%	to	2.70%	1.39%	to	1.65%	15.95%	to	18.12%
2016	829,625	$18.947640	to	$21.517417	$15,026,874	0.85%	to	2.70%	1.51%	to	1.73%	12.04%	to	14.13%
2015	818,367	$16.602197	to	$19.205816	$13,043,354	0.85%	to	2.70%	1.69%	to	1.78%	(4.74)%	to	(2.96)%

2014	920,900	$15.338077	to	$17.108718	$15,224,523	0.85%	to	2.45%	1.61%	to	1.76%	8.84%	to	10.60%
2013	1,206,059	$14.091974	to	$15.469389	$18,126,146	0.85%	to	2.45%	1.26%	to	1.50%	24.83%	to	26.84%
Lord Abbett Bond Debenture Fund
2017	1,944,938	$19.074756	to	$19.774784	$34,529,633	0.30%	to	2.75%	4.24%	to	5.27%	6.25%	to	8.88%
2016	2,191,012	$17.518370	to	$18.611543	$36,091,538	0.30%	to	2.75%	2.34%	to	4.59%	9.09%	to	11.80%
2015	2,462,725	$15.669714	to	$17.060285	$36,709,515	0.30%	to	2.75%	3.52%	to	5.91%	(4.20)%	to	(1.83)%
2014	2,959,499	$15.961104	to	$17.808571	$45,468,923	0.30%	to	2.75%	3.54%	to	4.35%	1.52%	to	4.03%
2013	3,699,709	$15.342188	to	$17.542552	$55,209,422	0.30%	to	2.75%	4.15%	to	4.39%	5.24%	to	7.85%
Lord Abbett Growth and Income Fund
2017	358,117	$22.488239	to	$23.485274	$6,380,452	0.50%	to	2.70%	1.30%	to	1.35%	10.36%	to	12.82%
2016	451,693	$20.376761	to	$20.817381	$7,083,092	0.50%	to	2.70%	1.17%	to	1.38%	13.99%	to	16.53%
2015	560,989	$17.864529	to	$17.875274	$7,622,513	0.50%	to	2.70%	1.20%	to	1.20%	(5.45)%	to	(3.35)%
2014	692,897	$18.483270	to	$18.906066	$9,796,907	0.50%	to	2.70%	0.53%	to	0.67%	4.79%	to	7.12%
2013	855,047	$17.255404	to	$18.042659	$11,416,004	0.50%	to	2.70%	0.46%	to	0.61%	32.28%	to	35.22%
MFS® Growth Fund
2017	7,074,218	$31.474515	to	$34.422833	$129,988,680	0.30%	to	2.80%	—%	to	0.10%	27.78%	to	30.69%
2016	8,637,030	$24.631996	to	$26.339016	$122,778,839	0.30%	to	2.80%	—%	to	0.05%	(0.39)%	to	1.87%
2015	10,041,725	$24.727335	to	$25.520887	$140,739,991	0.50%	to	2.80%	—%	to	0.20%	4.59%	to	6.77%
2014	11,391,500	$23.642338	to	$23.903523	$152,064,452	0.50%	to	2.80%	—%	to	0.10%	5.94%	to	8.14%
2013	14,207,698	$22.303628	to	$22.317418	$178,720,894	0.30%	to	2.80%	—%	to	0.24%	33.08%	to	36.09%
MFS® Global Equity Fund
2017	677,506	$25.095961	to	$33.295481	$17,955,365	0.85%	to	2.80%	0.83%	to	0.84%	20.65%	to	23.02%
2016	792,564	$20.801372	to	$27.065192	$17,286,675	0.85%	to	2.80%	0.94%	to	1.00%	4.38%	to	6.44%
2015	902,321	$19.928024	to	$25.428183	$18,594,347	0.85%	to	2.80%	1.04%	to	1.09%	(4.14)%	to	(2.25)%
2014	1,054,058	$20.787805	to	$26.012901	$22,414,530	0.85%	to	2.80%	0.69%	to	0.73%	1.01%	to	2.99%
2013	1,299,109	$20.633337	to	$25.256535	$27,230,932	0.85%	to	2.75%	1.03%	to	1.07%	24.35%	to	26.73%
MFS® Investors Trust Fund
2017	6,645,003	$25.683454	to	$28.999979	$125,968,764	0.50%	to	2.80%	0.55%	to	0.59%	19.94%	to	22.41%
2016	7,912,747	$21.413220	to	$23.690084	$123,783,570	0.50%	to	2.80%	0.59%	to	0.86%	5.59%	to	7.78%
2015	9,578,000	$20.279694	to	$21.981049	$140,460,975	0.50%	to	2.80%	0.69%	to	0.89%	(2.55)%	to	(0.55)%
2014	11,987,858	$20.810395	to	$22.101507	$178,823,281	0.50%	to	2.80%	0.81%	to	1.14%	7.94%	to	10.16%
2013	15,608,746	$19.279366	to	$20.063384	$213,740,356	0.50%	to	2.80%	1.00%	to	1.73%	28.41%	to	31.08%
MFS® Mid Cap Growth Fund
2017	3,995,361	$13.198596	to	$33.323344	$45,491,916	0.70%	to	2.80%	0.12%	to	0.12%	23.49%	to	26.11%
2016	4,642,247	$10.465894	to	$26.984205	$42,265,469	0.70%	to	2.80%	—%	to	—%	2.01%	to	4.18%
2015	5,921,373	$10.046107	to	$26.451622	$52,127,831	0.70%	to	2.80%	—%	to	—%	1.72%	to	3.88%
2014	6,283,614	$9.670650	to	$26.003493	$53,878,020	0.70%	to	2.80%	—%	to	—%	5.86%	to	8.10%
2013	7,587,420	$8.945794	to	$24.564919	$60,765,890	0.70%	to	2.80%	—%	to	—%	33.92%	to	36.76%
MFS® New Discovery Fund
2017	3,381,773	$18.373911	to	$36.811059	$81,873,280	0.30%	to	2.80%	—%	to	—%	23.16%	to	25.95%
2016	4,050,785	$14.587915	to	$29.888778	$78,731,933	0.30%	to	2.80%	—%	to	—%	6.04%	to	8.47%
2015	4,804,092	$13.448482	to	$28.186188	$87,687,735	0.30%	to	2.80%	—%	to	—%	(4.60)%	to	(2.44)%
2014	6,101,489	$13.784625	to	$29.543884	$115,937,160	0.30%	to	2.80%	—%	to	—%	(9.82)%	to	(7.77)%
2013	8,386,327	$14.946075	to	$32.761080	$174,807,224	0.30%	to	2.80%	—%	to	—%	37.62%	to	40.79%
MFS® Total Return Fund
2017	18,942,270	$18.531286	to	$20.856045	$392,914,262	0.50%	to	2.80%	2.18%	to	2.33%	9.20%	to	11.47%

2016	21,338,580	$16.970149	to	$18.710636	$402,120,648	0.50%	to	2.80%	2.72%	to	3.44%	6.08%	to	8.27%
2015	24,907,211	$15.997080	to	$17.281075	$438,472,800	0.50%	to	2.80%	2.36%	to	2.60%	(3.12)%	to	(1.08)%
2014	29,349,919	$16.512607	to	$17.662229	$529,209,414	0.30%	to	2.80%	—%	to	1.87%	5.50%	to	7.91%
2013	36,646,233	$15.651313	to	$16.367266	$621,611,838	0.30%	to	2.80%	1.66%	to	1.86%	15.76%	to	18.38%
MFS® Value Fund
2017	9,268,810	$25.602921	to	$29.158588	$248,060,668	0.30%	to	2.80%	1.95%	to	2.80%	14.40%	to	17.00%
2016	10,966,308	$22.379369	to	$24.922682	$251,725,979	0.30%	to	2.80%	1.48%	to	2.33%	10.94%	to	13.43%
2015	13,176,343	$20.172589	to	$21.970943	$268,181,525	0.30%	to	2.80%	1.29%	to	2.39%	(3.48)%	to	(1.23)%
2014	15,543,246	$20.899410	to	$22.244720	$324,071,207	0.30%	to	2.80%	1.30%	to	1.62%	7.46%	to	9.87%
2013	20,712,600	$19.448755	to	$20.246014	$395,887,084	0.30%	to	2.80%	1.42%	to	1.56%	32.14%	to	35.19%
MFS® Total Return Bond Series
2017	35,811,847	$12.998837	to	$14.454941	$502,285,810	0.30%	to	2.80%	2.62%	to	3.40%	1.57%	to	3.87%
2016	38,148,403	$12.797583	to	$13.916194	$520,214,626	0.30%	to	2.80%	1.84%	to	4.02%	1.36%	to	3.70%
2015	42,254,978	$12.626347	to	$13.419897	$561,168,879	0.30%	to	2.80%	3.21%	to	3.38%	(3.06)%	to	(0.88)%
2014	49,619,046	$13.024355	to	$13.538877	$671,404,628	0.30%	to	2.80%	2.83%	to	2.84%	2.92%	to	5.30%
2013	63,104,890	$12.654375	to	$12.857122	$819,089,472	0.30%	to	2.80%	1.26%	to	1.66%	(3.77)%	to	(1.58)%
MFS® Research Fund
2017	816,125	$26.796181	to	$27.678174	$19,827,240	0.85%	to	2.80%	1.33%	to	1.34%	19.96%	to	22.32%
2016	980,543	$21.905803	to	$23.072039	$19,606,867	0.85%	to	2.80%	0.77%	to	0.78%	5.73%	to	7.82%
2015	1,179,120	$20.317840	to	$21.820857	$22,014,371	0.85%	to	2.80%	0.72%	to	0.72%	(1.98)%	to	(0.05)%
2014	1,450,301	$20.327821	to	$22.261565	$27,188,206	0.85%	to	2.80%	0.79%	to	0.81%	7.16%	to	9.27%
2013	1,683,027	$18.603416	to	$20.774295	$29,265,106	0.85%	to	2.80%	0.25%	to	0.32%	28.63%	to	31.17%
MFS® High Yield Portfolio
2017	7,094,251	$11.142162	to	$12.166841	$82,430,207	0.85%	to	2.80%	5.99%	to	6.51%	3.74%	to	5.78%
2016	8,167,930	$10.740269	to	$11.501580	$90,637,053	0.85%	to	2.80%	6.80%	to	7.13%	10.68%	to	12.86%
2015	8,850,862	$9.703703	to	$10.190929	$87,891,764	0.85%	to	2.80%	6.61%	to	7.65%	(6.86)%	to	(5.03)%
2014	11,022,122	$10.418731	to	$10.730506	$116,451,812	0.85%	to	2.80%	4.36%	to	5.36%	(0.03)%	to	1.94%
2013	15,078,674	$10.422041	to	$10.526650	$157,908,538	0.85%	to	2.80%	2.50%	to	2.72%	4.22%	to	5.27%
BlackRock Global Allocation V.I. Fund
2017	322,727	$12.902316	to	$14.018676	$4,288,316	0.30%	to	1.50%	—%	to	1.26%	12.02%	to	13.37%
2016	371,023	$11.518333	to	$12.365724	$4,374,530	0.30%	to	1.50%	0.85%	to	1.27%	2.26%	to	3.49%
2015	434,336	$11.263821	to	$11.948258	$4,989,616	0.30%	to	1.50%	1.02%	to	1.05%	(2.48)%	to	(1.30)%
2014	409,520	$11.549686	to	$12.105308	$4,807,811	0.30%	to	1.50%	1.63%	to	2.25%	0.41%	to	1.63%
2013	419,306	$11.501993	to	$11.911502	$4,878,497	0.30%	to	1.50%	1.03%	to	1.10%	12.71%	to	14.07%
BlackRock Global Opportunities V.I. Fund
2017	8,645	$18.061574	to	$20.726269	$178,237	1.40%	to	2.45%	—%	to	7.19%	22.17%	to	23.45%
2016	11,387	$14.630141	to	$16.965646	$192,278	1.40%	to	2.45%	1.45%	to	2.05%	1.08%	to	2.15%
2015	13,907	$14.322338	to	$16.784034	$228,573	1.40%	to	2.45%	0.78%	to	0.97%	(1.72)%	to	(0.69)%
2014	20,621	$14.421304	to	$17.078460	$340,805	1.40%	to	2.45%	1.08%	to	1.16%	(6.47)%	to	(5.49)%
2013	23,118	$15.258286	to	$18.260509	$398,006	1.40%	to	2.45%	0.34%	to	0.37%	26.64%	to	27.97%
BlackRock Large Cap Focus Growth V.I. Fund+
2017	32,732	$20.964346	to	$21.989346	$713,429	1.40%	to	2.40%	0.04%	to	0.04%	26.49%	to	27.76%
2016	34,067	$16.409527	to	$24.847190	$587,231	1.40%	to	2.60%	—%	to	0.58%	5.12%	to	6.38%
2015	40,893	$15.424747	to	$23.637915	$666,209	1.40%	to	2.60%	0.50%	to	0.60%	0.09%	to	1.30%
2014	52,098	$15.226766	to	$23.616209	$847,994	1.40%	to	2.60%	0.56%	to	0.61%	11.23%	to	12.58%
2013	64,446	$13.525591	to	$21.230957	$942,228	1.40%	to	2.60%	0.72%	to	0.81%	30.48%	to	32.06%

BlackRock Equity Dividend V.I. Fund
2017	366,948	$18.964125	to	$20.321731	$7,235,392	0.50%	to	1.50%	1.52%	to	1.56%	14.76%	to	15.91%
2016	459,446	$16.525564	to	$17.741094	$7,837,733	0.30%	to	1.50%	0.43%	to	1.57%	14.33%	to	15.71%
2015	642,928	$14.454091	to	$15.332222	$9,544,743	0.30%	to	1.50%	1.44%	to	1.45%	(2.29)%	to	(1.11)%
2014	679,670	$14.793529	to	$15.505077	$10,261,129	0.30%	to	1.50%	1.52%	to	1.64%	7.44%	to	8.74%
2013	768,832	$13.768822	to	$14.258946	$10,732,962	0.30%	to	1.50%	1.72%	to	1.97%	22.27%	to	23.75%
Morgan Stanley VIF Core Plus Fixed Income Portfolio+
2017	57,811	$10.855365	to	$11.433487	$650,807	1.35%	to	2.50%	2.65%	to	2.89%	3.28%	to	4.47%
2016	58,272	$10.510559	to	$10.943776	$627,324	1.35%	to	2.50%	1.66%	to	1.66%	3.25%	to	4.44%
2015	61,649	$10.180099	to	$10.478496	$638,396	1.35%	to	2.50%	3.20%	to	3.65%	(3.28)%	to	(2.16)%
2014	80,658	$10.525379	to	$10.710012	$859,890	1.35%	to	2.50%	2.83%	to	2.98%	4.91%	to	6.12%
2013	97,592	$10.032769	to	$10.092052	$983,095	1.35%	to	2.50%	—%	to	—%	0.33%	to	0.92%
Morgan Stanley VIF Growth Portfolio+
2017	104,276	$19.621835	to	$20.666424	$2,120,267	1.35%	to	2.50%	—%	to	—%	39.30%	to	40.91%
2016	122,888	$14.086260	to	$14.666750	$1,780,243	1.35%	to	2.50%	—%	to	—%	(4.35)%	to	(3.24)%
2015	155,219	$14.726161	to	$15.157585	$2,332,821	1.35%	to	2.50%	—%	to	—%	9.20%	to	10.47%
2014	200,188	$13.484988	to	$13.721383	$2,732,375	1.35%	to	2.50%	—%	to	—%	3.47%	to	4.67%
2013	255,664	$13.016247	to	$13.109696	$3,346,277	1.35%	to	2.75%	—%	to	—%	30.16%	to	31.10%
Morgan Stanley VIF Mid Cap Growth Portfolio+
2017	566,431	$19.136337	to	$27.975403	$10,679,916	0.75%	to	2.75%	—%	to	—%	34.84%	to	37.56%
2016	660,504	$13.911017	to	$20.746745	$9,081,317	0.75%	to	2.75%	—%	to	—%	(11.32)%	to	(9.52)%
2015	757,510	$15.375321	to	$23.394195	$11,541,796	0.75%	to	2.75%	—%	to	—%	(8.54)%	to	(6.69)%
2014	882,595	$16.478001	to	$25.578603	$14,440,819	0.75%	to	2.75%	—%	to	—%	(0.92)%	to	1.08%
2013	1,071,141	$16.301895	to	$25.816450	$17,333,856	0.75%	to	2.75%	0.24%	to	0.35%	33.76%	to	36.46%
Invesco V.I. American Value Fund
2017	486,864	$19.797010	to	$27.908531	$9,762,560	0.85%	to	2.70%	0.59%	to	0.61%	6.76%	to	8.75%
2016	524,313	$18.203574	to	$26.141135	$9,695,149	0.85%	to	2.70%	0.12%	to	0.13%	12.15%	to	14.24%
2015	620,172	$15.933971	to	$23.308947	$9,999,891	0.85%	to	2.70%	0.01%	to	0.01%	(11.78)%	to	(10.13)%
2014	713,051	$17.729300	to	$26.419904	$12,854,092	0.85%	to	2.70%	0.18%	to	0.22%	6.56%	to	8.55%
2013	851,094	$16.332597	to	$24.729846	$14,215,747	0.85%	to	2.75%	0.52%	to	0.75%	30.30%	to	32.80%
Morgan Stanley Mid Cap Growth Portfolio+
2017	—	$16.469337	to	$26.201403	$—	1.35%	to	2.45%	—%	to	—%	24.77%	to	25.85%
2016	21,264	$13.086696	to	$20.999877	$267,193	1.35%	to	2.45%	—%	to	—%	(11.62)%	to	(10.64)%
2015	24,422	$14.645554	to	$23.761362	$345,798	1.35%	to	2.45%	—%	to	—%	(9.07)%	to	(8.06)%
2014	38,397	$15.929315	to	$26.130248	$594,425	1.35%	to	2.45%	—%	to	—%	(1.66)%	to	(0.57)%
2013	45,658	$14.607207	to	$16.020231	$709,839	1.35%	to	2.20%	0.06%	to	0.06%	34.37%	to	35.52%
BlackRock Capital Appreciation V.I. Fund
2017	309,859	$18.860184	to	$20.210434	$6,134,935	0.50%	to	1.50%	—%	to	—%	30.97%	to	32.28%
2016	449,402	$14.400641	to	$15.278228	$6,737,155	0.50%	to	1.50%	—%	to	—%	(1.62)%	to	(0.63)%
2015	520,018	$14.637837	to	$15.375355	$7,866,735	0.50%	to	1.50%	—%	to	—%	5.02%	to	6.08%
2014	608,729	$13.937768	to	$14.494328	$8,724,719	0.50%	to	1.50%	—%	to	—%	6.94%	to	8.01%
2013	705,102	$13.033462	to	$13.419051	$9,392,354	0.50%	to	1.50%	—%	to	—%	31.41%	to	32.73%
Oppenheimer Capital Appreciation Fund/VA
2017	116,652	$18.847828	to	$26.872804	$2,143,118	0.85%	to	2.75%	0.01%	to	0.01%	23.08%	to	25.43%
2016	122,044	$15.026166	to	$21.834458	$1,795,609	0.85%	to	2.75%	0.11%	to	0.12%	(5.08)%	to	(3.26)%
2015	165,209	$15.531833	to	$23.002491	$2,510,795	0.85%	to	2.75%	—%	to	—%	0.47%	to	2.39%

2014	164,652	$15.168776	to	$22.895896	$2,512,094	0.85%	to	2.75%	0.21%	to	0.26%	12.01%	to	14.15%
2013	170,022	$13.288083	to	$20.441751	$2,252,777	0.85%	to	2.75%	0.75%	to	0.88%	25.92%	to	28.33%
Oppenheimer Global Fund/VA
2017	603,990	$19.848103	to	$27.113411	$11,748,456	0.85%	to	2.75%	0.73%	to	0.74%	32.63%	to	35.17%
2016	704,970	$14.684228	to	$20.443601	$10,102,954	0.85%	to	2.75%	0.76%	to	0.79%	(2.87)%	to	(1.00)%
2015	930,508	$14.832940	to	$21.047069	$13,511,080	0.85%	to	2.75%	1.07%	to	1.11%	0.86%	to	2.79%
2014	1,117,461	$14.429674	to	$20.867763	$15,859,465	0.85%	to	2.75%	0.86%	to	1.16%	(0.71)%	to	1.19%
2013	1,371,599	$14.259651	to	$21.017468	$19,317,277	0.85%	to	2.75%	1.13%	to	1.31%	23.55%	to	25.92%
Oppenheimer Main Street Fund®/VA+
2017	229,122	$21.015465	to	$27.179393	$4,721,825	0.85%	to	2.75%	1.28%	to	1.29%	13.47%	to	15.65%
2016	131,697	$18.171861	to	$23.952233	$2,364,205	0.85%	to	2.75%	0.85%	to	0.86%	8.28%	to	10.36%
2015	191,683	$16.466604	to	$22.120904	$3,091,066	0.85%	to	2.75%	0.65%	to	0.68%	0.31%	to	2.23%
2014	234,265	$16.106807	to	$22.052784	$3,696,874	0.85%	to	2.75%	0.48%	to	0.58%	7.41%	to	9.47%
2013	262,453	$14.713944	to	$20.532026	$3,800,498	0.85%	to	2.75%	0.84%	to	0.87%	27.88%	to	30.33%
Oppenheimer Main Street Small Cap Fund/VA
2017	576,630	$24.285483	to	$32.229329	$13,657,970	0.75%	to	2.75%	0.64%	to	0.65%	10.82%	to	13.06%
2016	749,599	$21.480284	to	$29.082018	$15,735,710	0.75%	to	2.75%	0.25%	to	0.25%	14.48%	to	16.79%
2015	932,091	$18.391829	to	$25.403315	$16,787,101	0.75%	to	2.75%	0.63%	to	0.71%	(8.64)%	to	(6.80)%
2014	1,144,477	$19.732756	to	$27.806365	$22,197,302	0.75%	to	2.75%	0.56%	to	0.62%	8.63%	to	10.82%
2013	1,475,043	$17.806066	to	$25.598128	$25,782,479	0.75%	to	2.75%	0.68%	to	1.03%	36.81%	to	39.57%
Oppenheimer Equity Income Fund/VA+
2017	—	$15.251462	to	$20.577431	$—	0.85%	to	2.75%	2.17%	to	2.17%	3.52%	to	4.33%
2016	165,095	$14.618266	to	$19.878685	$2,366,404	0.85%	to	2.75%	5.24%	to	5.27%	12.01%	to	14.15%
2015	212,228	$12.805787	to	$17.747933	$2,672,307	0.85%	to	2.75%	2.67%	to	2.73%	(12.27)%	to	(10.58)%
2014	244,000	$14.321652	to	$20.229882	$3,466,094	0.85%	to	2.75%	1.48%	to	1.51%	7.73%	to	9.79%
2013	285,975	$13.044475	to	$18.827018	$3,689,507	0.85%	to	2.70%	1.13%	to	1.19%	25.28%	to	27.62%
Putnam VT Diversified Income Fund
2017	2,508,788	$15.065752	to	$18.372651	$35,835,823	0.75%	to	2.75%	5.39%	to	5.49%	4.22%	to	6.32%
2016	2,877,125	$14.169873	to	$17.629106	$38,912,966	0.75%	to	2.75%	6.98%	to	7.10%	2.56%	to	4.63%
2015	3,533,319	$13.542501	to	$17.188938	$45,926,832	0.75%	to	2.75%	8.20%	to	9.12%	(4.99)%	to	(3.07)%
2014	4,115,124	$13.971545	to	$18.091859	$55,521,261	0.75%	to	2.75%	7.77%	to	10.24%	(2.37)%	to	(0.40)%
2013	5,112,542	$14.028001	to	$18.531931	$69,534,219	0.75%	to	2.75%	3.03%	to	3.75%	4.89%	to	7.01%
Putnam VT Global Asset Allocation Fund
2017	151,952	$17.777749	to	$23.929053	$2,626,171	1.15%	to	2.40%	1.44%	to	1.60%	12.60%	to	14.02%
2016	185,862	$13.899996	to	$15.592001	$2,833,791	1.15%	to	2.45%	—%	to	1.91%	4.13%	to	5.49%
2015	203,461	$13.348768	to	$14.780228	$2,954,561	1.15%	to	2.45%	—%	to	2.17%	(2.25)%	to	(0.97)%
2014	313,204	$14.925369	to	$20.857346	$4,617,068	1.15%	to	2.40%	1.98%	to	2.30%	6.83%	to	8.17%
2013	370,550	$13.797846	to	$19.524199	$5,048,593	1.15%	to	2.40%	1.82%	to	2.16%	16.66%	to	18.13%
Putnam VT Growth Opportunities Fund
2017	547,444	$13.517918	to	$13.776811	$7,472,966	0.30%	to	1.50%	0.11%	to	0.11%	28.96%	to	30.51%
2016	740,010	$10.482623	to	$10.556110	$7,784,331	0.30%	to	1.50%	—%	to	—%	4.83%	to	5.56%
Putnam VT International Value Fund
2017	60,117	$10.200436	to	$16.782350	$651,030	1.25%	to	2.40%	1.50%	to	1.53%	21.74%	to	23.15%
2016	87,253	$8.283132	to	$13.785379	$751,319	1.25%	to	2.40%	2.48%	to	2.52%	(1.29)%	to	(0.15)%
2015	99,011	$8.295657	to	$13.966060	$859,357	1.25%	to	2.40%	1.07%	to	1.15%	(4.33)%	to	(3.22)%
2014	107,506	$8.571474	to	$14.597418	$953,508	1.25%	to	2.40%	1.34%	to	1.35%	(11.64)%	to	(10.61)%

2013	114,845	$9.589137	to	$16.519571	$1,150,307	1.25%	to	2.40%	2.74%	to	3.29%	19.32%	to	20.69%
Putnam VT International Equity Fund
2017	127,442	$11.704235	to	$17.098285	$1,424,922	0.75%	to	2.75%	0.92%	to	2.21%	23.15%	to	25.63%
2016	159,505	$9.316083	to	$13.884178	$1,422,666	0.75%	to	2.75%	3.32%	to	3.38%	(5.10)%	to	(3.18)%
2015	130,647	$9.622323	to	$14.630565	$1,231,619	0.75%	to	2.75%	—%	to	1.15%	(2.58)%	to	(0.61)%
2014	130,989	$9.681175	to	$15.341442	$1,243,820	0.75%	to	2.40%	0.76%	to	0.92%	(8.99)%	to	(7.47)%
2013	156,042	$10.463205	to	$16.856709	$1,585,939	0.75%	to	2.40%	—%	to	1.75%	25.04%	to	27.11%
Putnam VT Investors Fund
2017	14,520	$24.168620	to	$32.448772	$405,202	0.50%	to	1.50%	1.13%	to	1.14%	21.03%	to	22.24%
2016	14,833	$19.969294	to	$26.544240	$341,558	0.50%	to	1.50%	1.30%	to	1.33%	10.38%	to	11.49%
2015	16,715	$18.090983	to	$23.808151	$344,159	0.50%	to	1.50%	0.59%	to	1.19%	(3.63)%	to	(2.67)%
2014	20,939	$18.773146	to	$24.730592	$458,592	0.30%	to	1.50%	—%	to	1.25%	12.22%	to	13.57%
2013	9,920	$16.729294	to	$21.580184	$185,390	0.50%	to	1.50%	1.41%	to	1.46%	33.11%	to	34.45%
Putnam VT Small Cap Value Fund
2017	57,884	$21.850147	to	$29.607146	$1,228,881	0.75%	to	2.70%	0.69%	to	0.71%	5.00%	to	7.07%
2016	102,907	$20.408106	to	$28.197366	$2,005,834	0.75%	to	2.70%	1.20%	to	1.22%	24.10%	to	26.54%
2015	108,107	$16.127762	to	$22.721990	$1,674,527	0.75%	to	2.70%	0.84%	to	0.85%	(6.79)%	to	(4.95)%
2014	141,157	$16.968452	to	$24.377401	$2,305,345	0.75%	to	2.70%	0.46%	to	1.35%	0.68%	to	2.66%
2013	202,752	$16.528583	to	$24.213174	$3,280,334	0.75%	to	2.70%	0.84%	to	1.03%	35.89%	to	38.56%

Putnam VT Equity Income Fund
2017	61,404	$23.342323	to	$30.692956	$1,762,744	0.50%	to	1.50%	1.73%	to	2.11%	17.01%	to	18.18%
2016	67,244	$19.949839	to	$25.971361	$1,634,065	0.50%	to	1.50%	1.37%	to	1.91%	11.95%	to	13.08%
2015	74,738	$17.820079	to	$22.967914	$1,605,533	0.50%	to	1.50%	1.48%	to	1.49%	(4.49)%	to	(3.53)%
2014	90,508	$18.657115	to	$23.807401	$2,034,168	0.50%	to	1.50%	1.58%	to	1.79%	10.98%	to	12.10%
2013	86,799	$16.810753	to	$21.237933	$1,730,502	0.50%	to	1.50%	1.85%	to	2.12%	30.44%	to	31.75%
PIMCO All Asset Fund
2017	99,058	$12.265947	to	$13.327046	$1,242,297	0.30%	to	1.50%	—%	to	4.36%	11.69%	to	13.04%
2016	119,653	$10.982056	to	$11.789849	$1,336,838	0.30%	to	1.50%	2.48%	to	2.55%	11.22%	to	12.57%
2015	145,604	$9.873838	to	$10.473692	$1,455,948	0.30%	to	1.50%	3.19%	to	3.26%	(10.54)%	to	(9.46)%
2014	158,736	$11.037121	to	$11.567924	$1,767,709	0.30%	to	1.50%	2.96%	to	4.77%	(1.04)%	to	—%
2013	180,362	$11.153166	to	$11.550113	$2,028,753	0.30%	to	1.50%	2.74%	to	4.55%	(1.38)%	to	(0.19)%
PIMCO StocksPLUS Global Portfolio
2017	375,181	$13.659766	to	$14.637587	$5,309,552	0.50%	to	1.50%	3.32%	to	3.36%	21.16%	to	22.38%
2016	501,271	$11.274180	to	$11.961135	$5,816,954	0.50%	to	1.50%	4.99%	to	5.00%	6.14%	to	7.21%
2015	616,883	$10.621657	to	$11.156688	$6,700,487	0.50%	to	1.50%	5.64%	to	5.77%	(10.37)%	to	(9.47)%
2014	623,021	$11.850853	to	$12.323864	$7,508,439	0.50%	to	1.50%	—%	to	—%	(0.60)%	to	0.40%
2013	676,739	$11.922059	to	$12.274554	$8,157,536	0.50%	to	1.50%	1.93%	to	2.06%	17.42%	to	18.60%
PIMCO Global Multi-Asset Managed Allocation Portfolio
2017	43,195	$10.947978	to	$11.731778	$475,756	0.50%	to	1.50%	2.11%	to	2.18%	12.30%	to	13.43%
2016	58,554	$9.749097	to	$10.343180	$574,497	0.50%	to	1.50%	2.03%	to	2.49%	2.37%	to	3.40%
2015	67,135	$9.523174	to	$10.002941	$643,030	0.50%	to	1.50%	1.18%	to	1.91%	(1.74)%	to	(0.76)%
2014	80,259	$9.692213	to	$10.079179	$781,047	0.50%	to	1.50%	1.37%	to	2.76%	3.01%	to	4.05%
2013	81,041	$9.408609	to	$9.686929	$764,413	0.50%	to	1.50%	3.15%	to	3.19%	(9.28)%	to	(8.37)%
Jennison 20/20 Focus Fund
2017	191,786	$2.686226	to	$27.564086	$648,894	1.70%	to	2.60%	—%	to	—%	26.42%	to	27.56%

2016	195,644	$2.105864	to	$21.804014	$517,623	1.70%	to	2.60%	—%	to	—%	(1.37)%	to	(0.48)%
2015	200,914	$2.115950	to	$22.106585	$531,845	1.70%	to	2.60%	—%	to	—%	3.15%	to	4.08%
2014	224,046	$2.033035	to	$21.432385	$559,117	1.70%	to	2.60%	—%	to	—%	3.96%	to	4.90%
2013	229,655	$1.937982	to	$20.615066	$544,906	1.70%	to	2.60%	—%	to	—%	26.04%	to	27.18%
Prudential Value Portfolio
2017	186,068	$1.994303	to	$24.396954	$412,283	1.70%	to	2.45%	—%	to	—%	13.69%	to	14.54%
2016	186,190	$1.741103	to	$21.459662	$362,942	1.70%	to	2.45%	—%	to	—%	8.27%	to	9.09%
2015	186,334	$1.596097	to	$19.820553	$335,942	1.70%	to	2.45%	—%	to	—%	(10.76)%	to	(10.09)%
2014	187,205	$1.775157	to	$22.210273	$378,404	1.70%	to	2.45%	—%	to	—%	7.01%	to	7.81%
2013	188,064	$1.646523	to	$20.755915	$355,503	1.70%	to	2.45%	—%	to	—%	29.32%	to	30.30%
Invesco V.I. Growth and Income Fund
2017	1,312,973	$20.648755	to	$24.475542	$28,015,053	0.75%	to	2.70%	1.27%	to	1.34%	11.00%	to	13.18%
2016	1,593,294	$18.243464	to	$22.050053	$30,094,945	0.75%	to	2.70%	0.90%	to	0.93%	16.25%	to	18.54%
2015	1,866,585	$15.390492	to	$18.967964	$29,857,151	0.75%	to	2.70%	2.57%	to	2.63%	(5.89)%	to	(4.04)%
2014	2,183,245	$16.037690	to	$20.155093	$36,691,354	0.75%	to	2.70%	1.08%	to	1.64%	7.04%	to	9.14%
2013	2,893,224	$14.694090	to	$18.782197	$44,729,272	0.75%	to	2.75%	1.18%	to	1.23%	30.14%	to	32.77%
Invesco V.I. Comstock Fund
2017	52,795	$25.989208	to	$30.317055	$1,525,950	1.35%	to	2.50%	1.87%	to	1.97%	14.67%	to	16.00%
2016	60,349	$22.663606	to	$26.135580	$1,511,336	1.35%	to	2.50%	0.57%	to	1.30%	14.10%	to	15.42%
2015	78,471	$19.863059	to	$22.644138	$1,702,452	1.35%	to	2.50%	1.69%	to	1.69%	(8.51)%	to	(7.45)%
2014	90,401	$21.711063	to	$24.467663	$2,128,190	1.35%	to	2.50%	1.02%	to	1.11%	6.41%	to	7.64%
2013	122,895	$20.403590	to	$22.731362	$2,702,011	1.35%	to	2.50%	1.43%	to	1.46%	32.31%	to	33.84%
Invesco V.I. American Franchise Fund
2017	2,346,130	$18.217547	to	$20.796354	$45,202,691	0.85%	to	2.80%	0.08%	to	0.08%	23.83%	to	26.26%
2016	2,640,515	$14.711905	to	$16.470522	$40,794,351	0.85%	to	2.80%	—%	to	—%	(0.56)%	to	1.40%
2015	3,275,761	$14.794375	to	$16.242854	$50,380,488	0.85%	to	2.80%	—%	to	—%	2.11%	to	4.12%
2014	3,982,108	$14.489106	to	$15.600423	$59,476,691	0.85%	to	2.80%	0.04%	to	0.04%	5.45%	to	7.52%
2013	4,468,382	$13.740793	to	$14.509057	$62,824,449	0.85%	to	2.80%	0.38%	to	0.45%	36.27%	to	38.95%
Invesco V.I. Mid Cap Growth Fund
2017	471,289	$15.740859	to	$17.468796	$7,784,288	0.75%	to	2.75%	—%	to	—%	19.17%	to	21.23%
2016	543,581	$13.208587	to	$14.409714	$7,486,452	0.75%	to	2.75%	—%	to	—%	(1.98)%	to	(0.18)%
2015	834,993	$13.475099	to	$14.435561	$11,616,415	0.75%	to	2.75%	—%	to	—%	(1.54)%	to	0.29%
2014	762,923	$13.685733	to	$14.394247	$10,699,017	0.75%	to	2.75%	—%	to	—%	5.11%	to	6.89%
2013	1,016,535	$13.020689	to	$13.466679	$13,448,655	0.75%	to	2.75%	0.20%	to	0.51%	33.30%	to	35.58%
Wells Fargo VT Index Asset Allocation Fund
2017	136,685	$2.361191	to	$22.754105	$343,670	1.35%	to	2.45%	0.74%	to	0.75%	9.53%	to	10.74%
2016	171,895	$2.132126	to	$20.773850	$375,501	1.35%	to	2.45%	0.87%	to	0.88%	5.06%	to	6.23%
2015	171,439	$2.007157	to	$19.772457	$360,197	1.35%	to	2.45%	1.05%	to	1.22%	(1.20)%	to	(0.11)%
2014	306,834	$1.744947	to	$2.009342	$771,323	1.35%	to	2.50%	1.36%	to	1.46%	15.15%	to	16.48%
2013	392,416	$1.515427	to	$1.725118	$723,530	1.35%	to	2.50%	1.54%	to	1.57%	16.68%	to	18.03%
Wells Fargo VT International Equity Fund
2017	36,117	$14.872611	to	$16.216451	$562,928	1.35%	to	2.50%	2.79%	to	2.84%	21.27%	to	22.67%
2016	40,902	$12.263971	to	$13.219323	$522,678	1.35%	to	2.50%	2.91%	to	2.91%	0.74%	to	1.91%
2015	53,577	$12.173375	to	$12.971555	$672,423	1.35%	to	2.50%	3.89%	to	4.01%	(0.71)%	to	0.44%
2014	56,241	$12.260820	to	$12.915291	$707,492	1.35%	to	2.50%	2.50%	to	2.61%	(7.69)%	to	(6.62)%
2013	80,929	$13.282386	to	$13.831388	$1,099,723	1.35%	to	2.50%	2.12%	to	2.14%	16.57%	to	17.92%

Wells Fargo VT Small Cap Growth Fund
2017	316,990	$2.622931	to	$3.126305	$1,147,166	1.35%	to	2.50%	—%	to	—%	22.75%	to	24.17%
2016	373,672	$2.136739	to	$2.517721	$1,091,250	1.35%	to	2.50%	—%	to	—%	5.09%	to	6.30%
2015	506,979	$2.033313	to	$2.368461	$1,340,163	1.35%	to	2.50%	—%	to	—%	(5.28)%	to	(4.18)%
2014	718,265	$2.146673	to	$2.471908	$1,930,732	1.35%	to	2.50%	—%	to	—%	(4.30)%	to	(3.19)%
2013	939,461	$2.243131	to	$2.553438	$2,534,678	1.35%	to	2.50%	—%	to	—%	46.53%	to	48.22%
Wells Fargo VT Discovery Fund
2017	21,272	$33.198862	to	$36.385309	$704,194	1.35%	to	2.45%	—%	to	—%	26.01%	to	27.40%
2016	28,832	$26.058826	to	$28.875454	$750,663	1.35%	to	2.45%	—%	to	—%	5.04%	to	6.20%
2015	38,136	$24.537066	to	$27.489963	$938,810	1.35%	to	2.45%	—%	to	—%	(3.85)%	to	(2.78)%
2014	50,650	$25.239790	to	$28.590111	$1,265,555	1.35%	to	2.45%	—%	to	—%	(2.07)%	to	(0.99)%
2013	73,497	$25.492367	to	$29.195713	$1,875,011	1.35%	to	2.45%	0.01%	to	0.01%	40.33%	to	41.88%
Wells Fargo VT Opportunity Fund
2017	5,297	$22.007660	to	$24.958614	$121,892	1.35%	to	2.35%	0.67%	to	0.67%	17.64%	to	18.82%
2016	6,844	$18.707191	to	$21.004678	$133,877	1.35%	to	2.35%	0.04%	to	2.02%	9.62%	to	10.72%
2015	10,027	$17.065145	to	$18.970335	$179,989	1.35%	to	2.35%	0.13%	to	0.13%	(5.34)%	to	(4.38)%
2014	14,061	$18.027148	to	$19.840186	$270,025	1.35%	to	2.35%	0.06%	to	0.09%	7.86%	to	8.94%
2013	23,226	$16.713448	to	$18.211399	$410,366	1.35%	to	2.35%	0.20%	to	0.20%	27.65%	to	28.93%
HIMCO VIT Index Fund
2017	1,189,365	$23.511254	to	$31.769789	$31,603,235	0.50%	to	1.50%	1.71%	to	1.77%	19.33%	to	20.52%
2016	1,597,103	$19.703335	to	$26.757917	$35,156,037	0.30%	to	1.50%	—%	to	2.06%	9.68%	to	11.00%
2015	1,846,002	$17.964414	to	$24.105494	$36,738,587	0.30%	to	1.50%	—%	to	0.34%	(0.68)%	to	0.52%
2014	1,816,005	$18.087087	to	$23.980581	$36,158,079	0.30%	to	1.50%	—%	to	—%	4.55%	to	5.04%
HIMCO VIT Portfolio Diversifier Fund
2017	33,423,026	$6.615585	to	$7.159054	$228,906,375	0.30%	to	1.50%	1.03%	to	1.05%	(4.80)%	to	(3.65)%
2016	35,328,286	$6.949282	to	$7.430450	$252,409,874	0.30%	to	1.50%	—%	to	—%	(5.97)%	to	(4.84)%
2015	36,718,418	$7.390702	to	$7.808156	$277,368,975	0.30%	to	1.50%	0.86%	to	0.91%	(3.35)%	to	(2.18)%
2014	39,550,929	$7.646781	to	$7.982319	$307,580,794	0.30%	to	1.50%	0.16%	to	0.16%	(1.71)%	to	(1.21)%
HIMCO VIT American Funds Asset Allocation Fund+
2017	—	$21.324743	to	$24.493822	$—	0.30%	to	2.75%	1.37%	to	1.39%	11.50%	to	13.95%
2016	1,791,226	$19.124912	to	$21.494786	$28,527,909	0.30%	to	2.75%	2.24%	to	2.51%	6.15%	to	8.78%
2015	2,191,971	$18.016593	to	$19.759147	$32,167,801	0.30%	to	2.75%	1.35%	to	1.44%	(1.63)%	to	0.81%
2014	2,767,988	$18.314514	to	$19.599713	$40,602,132	0.30%	to	2.75%	—%	to	—%	0.74%	to	1.76%
HIMCO VIT American Funds Blue Chip Income and Growth Fund+
2017	—	$25.085495	to	$29.235710	$—	0.30%	to	2.70%	—%	to	2.95%	7.48%	to	9.79%
2016	1,713,301	$23.339640	to	$26.627915	$31,653,578	0.30%	to	2.70%	1.64%	to	2.28%	15.31%	to	18.11%
2015	2,009,367	$20.241470	to	$22.545865	$31,383,653	0.30%	to	2.70%	2.96%	to	3.26%	(5.88)%	to	(3.59)%
2014	2,407,238	$21.505458	to	$23.385569	$39,271,817	0.30%	to	2.70%	—%	to	—%	4.60%	to	5.67%
HIMCO VIT American Funds Bond Fund+
2017	—	$11.650132	to	$13.256709	$—	0.30%	to	2.75%	0.13%	to	2.77%	0.78%	to	3.00%
2016	9,981,046	$11.559895	to	$12.871090	$109,812,557	0.30%	to	2.75%	3.41%	to	4.56%	(0.13)%	to	2.35%
2015	11,201,371	$11.574821	to	$12.575800	$122,013,727	0.30%	to	2.75%	1.13%	to	1.79%	(2.77)%	to	(0.36)%
2014	13,947,816	$11.904495	to	$12.620909	$154,400,485	0.30%	to	2.75%	—%	to	—%	(0.21)%	to	0.81%
HIMCO VIT American Funds Global Bond Fund+
2017	—	$10.782393	to	$12.220189	$—	0.30%	to	2.70%	—%	to	0.40%	3.10%	to	5.32%
2016	799,400	$10.457762	to	$11.602490	$8,267,948	0.30%	to	2.70%	—%	to	1.64%	(0.33)%	to	2.10%

2015	806,672	$10.491931	to	$11.217539	$8,360,359	0.50%	to	2.70%	1.30%	to	1.42%	(6.94)%	to	(4.87)%
2014	1,082,486	$11.274306	to	$11.791607	$11,925,644	0.50%	to	2.70%	—%	to	—%	(4.94)%	to	(3.98)%
HIMCO VIT American Funds Global Growth and Income Fund+
2017	—	$24.016137	to	$25.565242	$—	0.30%	to	2.70%	1.50%	to	1.53%	20.85%	to	23.45%
2016	1,798,553	$19.872892	to	$20.709244	$24,254,374	0.30%	to	2.70%	1.04%	to	1.99%	4.17%	to	6.70%
2015	2,321,936	$19.078079	to	$19.409624	$29,451,743	0.30%	to	2.70%	3.43%	to	3.49%	(4.26)%	to	(1.94)%
2014	2,866,829	$19.792626	to	$19.927300	$37,160,327	0.30%	to	2.70%	—%	to	—%	(1.64)%	to	(0.59)%
HIMCO VIT American Funds Global Growth Fund+
2017	—	$26.626550	to	$26.859061	$—	0.50%	to	2.70%	0.82%	to	0.93%	26.66%	to	29.16%
2016	844,035	$20.795815	to	$21.021891	$12,842,912	0.50%	to	2.70%	1.89%	to	1.97%	(2.52)%	to	(0.35)%
2015	1,065,346	$20.869025	to	$21.565093	$16,151,600	0.50%	to	2.70%	0.82%	to	0.88%	3.76%	to	6.06%
2014	1,221,885	$19.675954	to	$20.784553	$17,528,173	0.50%	to	2.70%	—%	to	—%	(0.84)%	to	0.08%
HIMCO VIT American Funds Global Small Capitalization Fund+
2017	—	$23.028381	to	$24.959629	$—	0.30%	to	2.70%	0.16%	to	0.17%	18.64%	to	21.19%
2016	2,411,032	$19.001544	to	$21.038167	$28,162,356	0.30%	to	2.70%	0.40%	to	0.48%	(1.04)%	to	1.36%
2015	2,835,943	$18.746027	to	$21.259400	$33,145,207	0.30%	to	2.70%	—%	to	—%	(2.69)%	to	(0.33)%
2014	3,435,995	$18.807289	to	$21.847319	$40,560,163	0.30%	to	2.70%	—%	to	—%	(3.20)%	to	(2.20)%
HIMCO VIT American Funds Growth Fund+
2017	—	$30.498410	to	$32.610278	$—	0.30%	to	2.75%	0.20%	to	0.46%	22.18%	to	24.87%
2016	10,530,766	$24.960991	to	$26.115777	$176,855,943	0.30%	to	2.75%	0.26%	to	0.32%	6.14%	to	8.78%
2015	12,949,268	$23.516099	to	$24.008732	$201,147,748	0.30%	to	2.75%	0.86%	to	0.91%	3.61%	to	6.18%
2014	16,070,401	$22.611180	to	$22.696589	$236,251,625	0.30%	to	2.75%	—%	to	—%	2.65%	to	3.72%
HIMCO VIT American Funds Growth-Income Fund+
2017	—	$26.114175	to	$29.398575	$—	0.30%	to	2.75%	1.70%	to	1.72%	14.97%	to	17.50%
2016	6,206,513	$22.713550	to	$25.020549	$105,698,763	0.30%	to	2.75%	1.58%	to	1.71%	8.19%	to	10.88%
2015	7,596,680	$20.993642	to	$22.566404	$117,508,398	0.30%	to	2.75%	—%	to	1.04%	(1.55)%	to	0.89%
2014	8,967,959	$21.389833	to	$22.367445	$138,122,783	0.30%	to	2.70%	—%	to	—%	1.66%	to	2.74%
HIMCO VIT American Funds International Fund+
2017	—	$19.320956	to	$19.450320	$—	0.30%	to	2.75%	1.08%	to	1.30%	25.73%	to	28.50%
2016	10,136,770	$15.136960	to	$15.366522	$102,462,408	0.30%	to	2.75%	1.12%	to	1.38%	0.47%	to	2.96%
2015	11,735,289	$14.701087	to	$15.294149	$116,227,332	0.30%	to	2.75%	1.24%	to	1.55%	(7.42)%	to	(5.12)%
2014	13,408,879	$15.494184	to	$16.519328	$140,857,233	0.30%	to	2.75%	—%	to	—%	(6.83)%	to	(5.87)%
HIMCO VIT American Funds New World Fund+
2017	—	$18.910513	to	$19.065247	$—	0.30%	to	2.75%	0.40%	to	0.42%	24.32%	to	27.05%
2016	1,392,488	$14.883842	to	$15.335149	$14,610,371	0.30%	to	2.75%	—%	to	2.10%	2.04%	to	4.57%
2015	1,657,732	$14.233036	to	$15.028271	$16,716,582	0.30%	to	2.75%	0.95%	to	1.07%	(6.14)%	to	(3.81)%
2014	2,050,425	$14.796659	to	$16.011178	$21,600,303	0.30%	to	2.75%	—%	to	—%	(13.31)%	to	(12.39)%
MFS® Core Equity Portfolio
2017	1,301,543	$13.226438	to	$13.959757	$17,755,749	0.95%	to	2.80%	0.70%	to	0.94%	21.38%	to	23.65%
2016	1,406,415	$10.896598	to	$11.290111	$15,638,928	0.95%	to	2.80%	0.75%	to	0.78%	8.30%	to	10.32%
2015	1,605,691	$10.061368	to	$10.233670	$16,312,061	0.95%	to	2.80%	0.55%	to	0.56%	0.61%	to	2.34%
MFS® Massachusetts Investors Growth Stock Portfolio
2017	2,297,901	$12.913779	to	$13.669582	$30,561,756	0.85%	to	2.80%	0.62%	to	0.66%	24.88%	to	27.34%
2016	2,709,890	$10.340806	to	$10.734831	$28,561,752	0.85%	to	2.80%	0.54%	to	0.60%	3.15%	to	5.18%
2015	3,001,257	$10.025366	to	$10.206394	$30,361,959	0.85%	to	2.80%	0.36%	to	0.46%	0.25%	to	2.06%
MFS® Research International Portfolio

2017	1,473,804	$11.368649	to	$12.034167	$17,198,828	0.85%	to	2.80%	1.76%	to	1.86%	24.75%	to	27.21%
2016	1,858,294	$9.113093	to	$9.460449	$17,227,854	0.85%	to	2.80%	1.64%	to	1.66%	(3.44)%	to	(1.54)%
2015	2,077,447	$9.438105	to	$9.608632	$19,768,629	0.85%	to	2.80%	1.98%	to	2.08%	(5.62)%	to	(3.91)%

*Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
**These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
***Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation in the notes on the Statements of Operations indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
# Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

+ See Note 1 for additional information related to this Sub-Account.

7. Subsequent Events:

Management has evaluated events subsequent to December 31, 2017 through the date of issuance noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

Hartford Life and Annuity
Insurance Company

Independent Auditors' Report

Financial Statements - Statutory-Basis
As of December 31, 2017 and 2016, and for the
Years Ended December 31, 2017, 2016 and 2015

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

CONTENTS

Page:
Independent Auditors' Report	1-2

Financial Statements - Statutory-Basis:
Admitted Assets, Liabilities and Capital and Surplus	3
Statements of Operations	4
Statements of Changes in Capital and Surplus	5
Statements of Cash Flows	6
Notes to Statutory-Basis Financial Statements	7-46

Deloitte & Touche LLP
185 Asylum St.
Hartford, CT 06103
USA
Tel: 1 860 725 3000
Fax: 1 860 725 3300
www.deloitte.com
INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company Hartford, Connecticut

We have audited the accompanying statutory-basis financial statements of Hartford Life and Annuity Insurance Company (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities, and capital and surplus as of December 31, 2017 and 2016, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2017, and the related notes to the statutory-basis financial statements.

Management’s Responsibility for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Connecticut Insurance Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Connecticut Insurance Department, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Connecticut Insurance Department.

The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 to the statutory-basis financial statements and accounting principles generally accepted in the

United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory- basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2017 and 2016, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2017.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017, in accordance with the accounting practices prescribed or permitted by the Connecticut Insurance Department as described in Note 2 to the statutory-basis financial statements.

April 10, 2018

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS
(STATUTORY BASIS)

	As of December 31,

	2017	2016
Admitted assets
Bonds	$3,696,842,335	$4,689,164,141
Common and preferred stocks	73,838,948	45,379,137
Mortgage loans on real estate	464,673,234	488,300,660
Contract loans	106,560,855	112,280,295
Cash, cash equivalents and short-term investments	547,296,441	698,597,125
Derivatives	143,250,641	336,978,875
Other invested assets	192,424,442	70,093,932
Total cash and invested assets	5,224,886,896	6,440,794,165

Investment income due and accrued	220,854,519	209,085,493
Amounts recoverable for reinsurance	51,967,527	54,916,714
Federal income tax recoverable	197,125,732	38,825,967
Net deferred tax asset	130,256,000	106,306,495
Receivables from parent, subsidiaries and affiliates	—	199,732
Other assets	35,993,975	60,896,436
Separate Account assets	30,517,487,239	29,882,167,087
Total admitted assets	$36,378,571,888	$36,793,192,089

Liabilities
Aggregate reserves for future benefits	$3,461,094,910	$3,623,418,710
Liability for deposit-type contracts	513,032,575	746,581,792
Policy and contract claim liabilities	35,181,233	21,113,055
Asset valuation reserve	34,894,589	36,012,232
Interest maintenance reserve	20,387,011	19,203,402
Payables to parent, subsidiaries and affiliates	13,126,682	5,659,200
Accrued expense allowances and amounts due from Separate Accounts	(89,645,622)	(118,933,449)
Collateral on derivatives	253,682,064	294,569,146
Other liabilities	480,359,519	369,642,567
Separate Account liabilities	30,517,487,239	29,882,167,087
Total liabilities	35,239,600,200	34,879,433,742

Capital and surplus
Common stock - par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding	2,500,000	2,500,000
Aggregate write-ins for other than special surplus funds	197,246,618	222,837,141
Gross paid-in and contributed surplus	604,729,448	603,493,466
Unassigned surplus	334,495,622	1,084,927,740
Total capital and surplus	1,138,971,688	1,913,758,347

Total liabilities and capital and surplus	$36,378,571,888	$36,793,192,089

See notes to financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
(STATUTORY-BASIS)

	For the years ended December 31,

	2017	2016	2015
Revenues
Premiums and annuity considerations	$229,944,396	$283,347,850	$313,111,457
Net investment income	190,038,803	205,285,053	237,932,132
Commissions and expense allowances on reinsurance ceded	50,225,342	53,203,614	60,644,503
Reserve adjustments on reinsurance ceded	(417,797,985)	(376,823,017)	(228,846,619)
Fee income	644,400,420	665,228,513	623,264,983
Other revenues	42,903,753	41,305,613	(4,452,004)
Total revenues	739,714,729	871,547,626	1,001,654,452

Benefits and expenses
Death and annuity benefits	289,643,427	260,507,275	418,149,979
Disability and other benefits	2,827,546	3,054,035	3,042,392
Surrenders and other fund withdrawals	3,751,789,440	4,125,077,593	5,551,496,373
Commissions and expense allowances	178,558,400	181,760,177	226,296,463
Decrease in aggregate reserves for life and accident and health policies	(162,421,037)	(81,399,844)	(166,876,864)
General insurance expenses	123,184,418	89,020,118	79,333,619
Net transfers from Separate Accounts	(3,630,136,263)	(3,953,787,204)	(5,209,213,386)
Modified coinsurance adjustment on reinsurance assumed	(116,528,553)	(118,556,247)	(142,665,330)
Other expenses	32,540,135	39,303,474	(197,464,468)
Total benefits and expenses	469,457,513	544,979,377	562,098,778

Net gain from operations before federal income tax (benefit) expense	270,257,216	326,568,249	439,555,674
Federal income tax (benefit) expense	(49,931,703)	(21,186,059)	26,748,125
Net gain from operations	320,188,919	347,754,308	412,807,549

Net realized capital losses, after tax	(149,376,830)	(201,608,212)	(331,893,122)
Net income	$170,812,089	$146,146,096	$80,914,427

See notes to financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
(STATUTORY-BASIS)

	For the years ended December 31,

	2017	2016	2015

Common stock - Par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding
Balance, beginning and end of year	$2,500,000	$2,500,000	$2,500,000

Gross paid-in and contributed surplus
Balance, beginning of year	603,493,466	604,455,820	1,605,527,920
Capital paid-in (return)	1,235,982	(962,354)	(1,001,072,100)
Balance, end of year	604,729,448	603,493,466	604,455,820

Aggregate write-ins for other than special surplus funds
Balance, beginning of year	222,837,141	252,083,454	315,634,232
Amortization and decreases of gain on inforce reinsurance	(25,590,523)	(29,246,313)	(63,550,778)
Balance, end of year	197,246,618	222,837,141	252,083,454

Unassigned funds
Balance, beginning of year	1,084,927,740	1,766,242,402	1,485,234,878

Net income	170,812,089	146,146,096	80,914,427
Change in net unrealized capital (losses) gains on investments, net of tax	(109,722,808)	39,967,504	102,292,375
Change in net unrealized foreign exchange capital (losses) gains	(14,980,533)	11,711,836	1,376,191
Change in net deferred income tax	(219,472,793)	(80,238,643)	122,153,376
Change in asset valuation reserve	1,117,643	21,541,042	4,838,272
Change in nonadmitted assets	421,814,284	(70,442,497)	(30,567,117)
Dividends to stockholder	(1,000,000,000)	(750,000,000)	—
Balance, end of year	334,495,622	1,084,927,740	1,766,242,402

Capital and surplus
Balance, end of year	$1,138,971,688	$1,913,758,347	$2,625,281,676

See notes to financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CASH FLOWS
(STATUTORY-BASIS)

	For the years ended December 31,

	2017	2016	2015
Operating activities
Premiums and annuity considerations	$231,198,846	$283,021,022	$310,103,532
Net investment income	$199,571,411	$216,241,483	$250,518,416
Reserve adjustments on reinsurance	(417,797,985)	(376,823,017)	(228,846,619)
Miscellaneous income	704,599,200	723,713,529	714,984,650
Total income	717,571,472	846,153,017	1,046,759,979

Benefits paid	4,300,016,692	4,581,667,641	5,979,381,730
Federal income tax (recoveries) payments	(59,115,506)	(362,056,372)	90,526,623
Net transfers from Separate Accounts	(3,659,424,090)	(4,011,134,849)	(5,303,728,406)
Other expenses	226,065,484	184,298,098	165,759,716
Total benefits and expenses	807,542,580	392,774,518	931,939,663
Net cash (used for) provided by operating activities	(89,971,108)	453,378,499	114,820,316

Investing activities
Proceeds from investments sold, matured or repaid
Bonds	2,807,162,298	2,121,491,466	2,365,347,618
Common and preferred stocks	32,840,796	300,600,806	488,448,905
Mortgage loans	85,176,014	74,772,178	82,802,818
Derivatives and other	56,804,882	95,809,299	22,098,147
Total investment proceeds	2,981,983,990	2,592,673,749	2,958,697,488

Cost of investments acquired
Bonds	1,819,659,091	1,920,657,826	2,038,688,138
Common and preferred stocks	55,937,647	11,926,941	451,838,635
Mortgage loans	61,365,000	13,280,000	1,829,406
Derivatives and other	251,102,849	168,856,082	228,276,612
Total investments acquired	$2,188,064,587	$2,114,720,849	$2,720,632,791
Net (decrease) increase in contract loans	$(5,719,439)	$(1,526,220)	$2,502,310
Net cash provided by investing activities	$799,638,842	$479,479,120	$235,562,387

Financing and miscellaneous activities
(Return of) Paid-in surplus	$—	$—	$(1,000,000,000)
Dividends to stockholder	$1,000,000,000	$750,000,000	$—
Other cash provided (used)	$139,031,582	$(51,161,984)	$50,633,260
Net cash used for financing and miscellaneous activities	$(860,968,418)	$(801,161,984)	$(949,366,740)

Net (decrease) increase in cash, cash equivalents and short-term investments	$(151,300,684)	$131,695,635	$(598,984,037)
Cash, cash equivalents and short-term investments, beginning of year	$698,597,125	$566,901,490	$1,165,885,527
Cash, cash equivalents and short-term investments, end of year	$547,296,441	$698,597,125	$566,901,490

Note: Supplemental disclosures of cash flow information for non-cash transactions:
Non-cash proceeds from invested asset exchanges - bonds, common stock and other invested assets	$(24,411,592)	$(54,930,983)	$(83,294,060)
Non-cash acquisitions from invested asset exchanges - bonds, common stock and other invested assets	$(24,411,592)	$(54,930,983)	$(83,294,060)
Capital contribution from parent to settle intercompany balances related to stock compensation	$(1,235,984)	$962,354	$1,072,101
Non-cash impacts of DTA adjustment not yet settled	$(2,160,604)	$—	$—
Non-cash impacts of Tax Reform - tax receivable	$(173,530,179)	$—	$—
Non-cash impacts of Tax Reform and DTA adjustment not yet settled - deferred income tax surplus	$(175,690,783)	$—	$—

See notes to financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

1. Organization and Description of Business

Hartford Life and Annuity Insurance Company (“HLAI” or the “Company”) is a wholly-owned subsidiary of Hartford Life International Holding Company ("HLIHC"), which is a direct subsidiary of Hartford Life Insurance Company (“HLIC”). HLIC is indirectly owned by The Hartford Financial Services Group, Inc. (“The Hartford”).

On March 29, 2016, The Hartford received permission from the State of Connecticut Department of Insurance (“the Department”) to change the ownership structure of certain of its affiliates to re-align affiliates more closely with the businesses they support. As a result, effective April 1, 2016, HLAI sold its former subsidiary, HLIHC to its parent, HLIC, resulting in an immaterial realized loss. In addition, HLIC contributed its ownership interest in HLAI to HLIHC, and therefore HLIHC became HLAI's new parent company. These changes did not result in a material impact to HLAI's surplus or its results of operations.

The Company maintains a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying statutory-basis financial statements of HLAI have been prepared in conformity with statutory accounting practices prescribed or permitted by The Department. The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for a reinsurance treaty that provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below for the years ended December 31:

	SSAP #	F/S Page	2017	2016	2015
Net income
1. HLAI state basis			$170,812,089	$146,146,096	$80,914,427
2. State prescribed practices that change NAIC SAP:
Less: Reinsurance reserve credit (as described above)	61	4	2,328,071	(16,229,745)	(8,788,709)
			2,328,071	(16,229,745)	(8,788,709)
3. State permitted practices that change NAIC SAP			—	—	—
4. Net SAP (1-2-3=4)	61	4	$168,484,018	$162,375,841	$89,703,136
Surplus
5. HLAI state basis			$1,138,971,688	$1,913,758,348	$2,625,281,676
6. State prescribed practices that change NAIC SAP:
Less: Reinsurance reserve credit (as described above)	61	5	122,009,617	119,681,546	135,911,291
			122,009,617	119,681,546	135,911,291
7. State permitted practices that change NAIC SAP			—	—	—
8. NAIC SAP (5-6-7=8)	61	5	$1,016,962,071	$1,794,076,802	$2,489,370,385

Had the revised federal corporate tax rate of 21%, which is effective January 1, 2018, been in effect on December 31, 2017, the 2017 impact to surplus would have been $148,288,611.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital of the Company.

The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, accident and health, and fixed and variable annuity policies; evaluation of other-than-temporary impairments ("OTTI"); valuation of derivatives; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts recorded are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant differences are:

1.
for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes;

2.
recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

3.
development of liabilities for future benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners (“NAIC”), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits (“GMDB”) are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

4.	exclusion of certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus;

5.
establishment of a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve (“AVR”)) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve (“IMR”)) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

6.
the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

7.
for statutory purposes, investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles (“SSAP”) No. 43 - Revised ("43R") (Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to-maturity,” "available-for-sale" or "trading,” based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, these investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder’s Equity;

8.
for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from Separate Accounts on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets;

9.
the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

10.
deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences recognized as a component of net income;

11.	comprehensive income and its components are not presented in the statutory-basis financial statements;

12.
for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, which is typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder’s Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

13.
embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for and reported separately.

Aggregate Reserves for Life and Accident and Health Policies and Contracts and Liability for Deposit-Type Contracts

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1960, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.00% to 6.00%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.40% to 11.25% and using the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2017 and 2016, the Company had $177,490,344 and $4,143,023,889, respectively, of insurance in force, subject to 100% reinsurance to The Prudential Insurance Company of America (“Prudential”), for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2017 and 2016 totaled $1,047,651 and $13,621,544, respectively, also subject to 100% reinsurance to Prudential.

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the Statements of Operations.

An analysis of annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2017 is presented below:

		Separate	Separate
	General	Accounts with	Accounts		% of
	Account	Guarantees	Nonguaranteed	Total	Total
A. Subject to discretionary withdrawal
1. With market value adjustment	$15,581,705	$—	$—	$15,581,705	0.05%
2. At book value less current surrender charge of 5% or more	10,694,581	—	—	10,694,581	0.04%
3. At fair value	—	—	25,194,745,201	25,194,745,201	87.70%
4. Total with market value adjustment or at fair value	26,276,286	—	25,194,745,201	25,221,021,487	87.79%
5. At book value without adjustment (minimal or no charge or adjustment)	2,042,617,542	—	—	2,042,617,542	7.11%
B. Not subject to discretionary withdrawal	1,068,655,529	—	396,314,401	1,464,969,930	5.10%
C. Total (gross)	3,137,549,357	—	25,591,059,602	28,728,608,959	100.00%
D. Reinsurance ceded	62,440	—	—	62,440
E. Total (net)	$3,137,486,917	$—	$25,591,059,602	$28,728,546,519

Reconciliation of total annuity actuarial reserves and deposit fund liabilities:
F. Life and Accident & Health Annual Statement:
1. Exhibit 5, Annuities Section, Total (net)	$2,617,473,813
2. Exhibit 5, Supplementary Contract Section, Total (net)	6,980,528
3. Exhibit 7, Deposit-Type Contracts Section, Total (net)	513,032,576
4. Subtotal	3,137,486,917
Separate Account Annual Statement:
5. Exhibit 3, Annuities Section, Total (net)	25,591,059,602
6. Exhibit 3, Supplemental Contract Section, Total (net)	—
7. Policyholder dividend and coupon accumulations	—
8. Policyholder premiums	—
9. Guaranteed interest contracts	—
10. Exhibit 4, Deposit-Type Contracts Section, Total (net)	—
11. Subtotal	25,591,059,602
12. Combined total	$28,728,546,519

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

Investments

Investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Money market mutual funds, which are included in cash equivalents, are reported at fair value. Unaffiliated common stocks are carried at fair value. Investments in stocks of subsidiaries, controlled and affiliated (“SCA”) companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88). The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair value depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43R. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated fixed rate securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balances, which approximates fair value.

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43R to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield.

Due and accrued investment income amounts over 90 days past due are nonadmitted. There was no investment income due and accrued excluded from surplus at December 31, 2017 and 2016.

Net realized gains and losses from investment sales represent the difference between the sales proceeds and the cost or amortized cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment declines in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets in accordance with SSAP No. 7 (Asset Valuation Reserve and Interest Maintenance Reserve). The AVR balances were $34,894,589 and $36,012,232 as of December 31, 2017 and 2016, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold or adjusts the IMR when an insurer reinsures a block of its in-force liabilities. The IMR balances as of December 31, 2017 and 2016 were $20,387,011, and $19,203,402, respectively. The net capital gains (losses) captured in the IMR, net of taxes, in 2017, 2016, and 2015 were $8,523,401, $15,726,619 and $(63,512,225), respectively. The amount of income (expense) amortized from the IMR net of taxes in 2017, 2016, and 2015 included in the Company’s Statements of Operations, was $7,339,792, $6,777,899 and $(49,059,968), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

The Company’s accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an OTTI charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The previous cost basis less the impairment becomes the new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an OTTI is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43R is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the impaired securities for further OTTI on an ongoing basis.

For securities that are not subject to SSAP No. 43R, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43R requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment are less than its amortized cost, then an OTTI charge is recognized equal to the difference between the amortized cost and the Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment. The Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43R until the recovery of value, the security is written down to fair value.

Net realized capital losses resulting from write-downs for OTTI on corporate and asset-backed bonds were $187,586, $5,362,782, and $7,826,222 for the years ended December 31, 2017, 2016 and 2015, respectively. Net realized capital losses resulting from write-downs for OTTI on equities were $1,144,086 and $5,990,918 for the years ended December 31, 2016 and 2015, and were immaterial for the year ended December 31, 2017. See additional information on OTTI in Section J of Note 3.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans on real estate that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company’s share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2017, 2016 and 2015, the Company had immaterial impaired mortgage loans on real estate with related allowances for credit losses.

The Company utilizes a variety of over-the-counter ("OTC"), transactions cleared through a central clearing house ("OTC-cleared"), and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 (Derivatives). The Company’s derivative transactions are permitted uses of derivatives under the derivative use plans required by the Department.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

Derivatives used in hedging relationships are accounted for in a manner consistent with the hedged item. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as a derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities receive fair value accounting. The derivatives are carried on the balance sheet at fair value and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as components of derivative net investment income.

3. Investments

a. Components of Net Investment Income

	For the years ended December 31,
	2017	2016	2015
Interest income from bonds and short-term investments	$175,346,693	$188,967,631	$212,173,262
Interest income from contract loans	18,784	24,306	(860,400)
Interest income from mortgage loans on real estate	19,696,508	22,867,735	27,636,257
Interest and dividends from other investments	4,993,025	2,463,691	9,425,680
Gross investment income	200,055,010	214,323,363	248,374,799
Less: Investment expenses	10,016,207	9,038,310	10,442,667
Net investment income	$190,038,803	$205,285,053	$237,932,132

b. Components of Net Unrealized Capital Gains on Bonds and Short-Term Investments

	As of December 31,
	2017	2016	2015
Gross unrealized capital gains	$209,510,215	$173,957,790	$189,327,113
Gross unrealized capital losses	(13,461,424)	(38,769,844)	(61,909,343)
Net unrealized capital gains	196,048,791	135,187,946	127,417,770
Balance, beginning of year	135,187,946	127,417,770	319,943,475
Change in net unrealized capital gains on bonds and
and short-term investments	$60,860,845	$7,770,176	$(192,525,705)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

c. Components of Net Unrealized Capital Gains (Losses) on Common and Preferred Stocks

	As of December 31,
	2017	2016	2015
Gross unrealized capital gains	$1,793,624	$1,930,896	$3,883,408
Gross unrealized capital losses	(1,118,162)	(2,700,950)	(23,475,228)
Net unrealized capital gains (losses)	675,462	(770,054)	(19,591,820)
Balance, beginning of year	(770,054)	(19,591,820)	(15,015,722)
Change in net unrealized capital gains/losses on
common and preferred stocks	$1,445,516	$18,821,766	$(4,576,098)

d. Components of Net Realized Capital Losses

	For the years ended December 31,
	2017	2016	2015
Bonds and short-term investments	$26,433,320	$25,530,969	$(5,975,818)
Common stocks - unaffiliated	1,803,956	(49,415,502)	(13,150,711)
Common stocks - affiliated	—	(2,280,967)	—
Mortgage loans on real estate	—	—	(16,111)
Derivatives	(164,601,714)	(70,832,408)	(384,873,378)
Other invested assets	1,557,619	(84,478,613)	2,791,047
Net realized capital losses	(134,806,819)	(181,476,521)	(401,224,971)
Capital loss tax expense (benefit)	6,046,610	4,405,072	(5,819,624)
Net realized capital losses, after tax	(140,853,429)	(185,881,593)	(395,405,347)
Less: Amounts transferred to IMR	8,523,401	15,726,619	(63,512,225)
Net realized capital losses, after tax	$(149,376,830)	$(201,608,212)	$(331,893,122)
The following table summarizes sales activity of unaffiliated bond, short-term investments and equity securities before tax and transfers to the IMR (without maturities, calls and impairments):

	For the years ended December 31,
	2017	2016	2015
Bonds and short-term investments
Sale proceeds	$2,722,996,316	$1,761,151,435	$2,154,309,992
Gross realized capital gains on sales	28,234,411	35,200,706	24,373,425
Gross realized capital losses on sales	(13,584,556)	(14,709,927)	(19,104,209)
Unaffiliated common and preferred stock
Sale proceeds	31,036,839	262,867,397	436,339,817
Gross realized capital gains on sales	2,088,874	15,970,430	12,848,976
Gross realized capital losses on sales	(284,918)	(64,241,845)	(20,611,631)

Additionally, for the year ended December 31, 2017, there was $3,340,354 of  investment income generated on 42 securities as a result of prepayment penalties and acceleration fees on disposed securities with callable features.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

e. Investments - Derivative Instruments

Overview

The Company utilizes a variety of OTC derivatives, including OTC-cleared transactions, and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company’s derivative transactions are used in strategies permitted under the derivative use plans required by the Department.

Interest rate swaps, equity, and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Swaption contracts grant the purchaser, for a premium payment, the right to enter into an interest rate swap with the issuer on a specified future date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using agreed upon rates and exchanged principal amounts.

The Company clears interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

Strategies

The notional value, fair value, and carrying value of derivative instruments used during the years 2017 and 2016 are disclosed in the table presented below. During the years 2017 and 2016, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third-party data as inputs or independent broker quotations. For the years ended December 31, 2017 and 2016, the average fair values for derivatives held for other investment and/or risk management activities were $(77,690,974) and $(3,537,318), respectively. The Company did not have any unrealized gains or losses during 2017 and 2016 representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting.

(Amounts in thousands)	As of December 31, 2017			As of December 31, 2016
Derivative type by strategy	Notional Value	Fair Value	Carrying Value	Notional Value	Fair Value	Carrying Value
Cash flow hedges
Interest rate swaps	$25,000	$(56)	$—	$60,000	$78	$—
Foreign currency swaps	16,876	(1,587)	(1,289)	7,490	58	302
Fixed payout annuity hedge	444,032	(169,535)	—	665,795	(262,855)	—
Replication transactions
Credit default swaps	83,800	2,084	1,693	43,800	407	79
Other investment and/or Risk Management activities
Credit default swaps	2,833	(30)	(30)	8,793	(84)	(84)
Credit default swaps - offsetting	10,798	—	—	191,738	(7)	(7)
Foreign currency swaps and forwards	176,033	(3,415)	(3,415)	151,189	8,763	8,763
GMWB hedging derivatives	6,810,992	56,231	56,231	7,082,191	87,414	87,414
Interest rate swaps - offsetting	371,110	(14,429)	(14,429)	392,010	(18,651)	(18,651)
Macro hedge program	5,919,909	24,331	24,331	5,505,861	155,278	155,278
Total	$13,861,383	$(106,406)	$63,092	$14,108,867	$(29,599)	$233,094

Cash Flow Hedges

Interest rate swaps: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. There were no gains and (losses) in unrealized gains and losses related to cash flow hedges for the years ended December 31, 2017 and 2016 that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period.

Foreign currency swaps: Foreign currency swaps are used to convert foreign currency denominated cash flows associated with certain foreign denominated fixed maturity investments and liabilities to U.S. dollars. The foreign fixed maturities and liabilities are hedged to minimize cash flow fluctuations due to changes in currency rates.

Fixed payout annuity hedge: The Company formerly assumed certain variable annuity products with a guaranteed minimum income benefit ("GMIB") and continues to reinsure certain yen denominated fixed payout annuities. The Company invests in U.S. dollar denominated assets to support the reinsurance liability. The Company entered into pay U.S. dollar, receive yen swap contracts to hedge the currency and yen interest rate exposure between the U.S dollar denominated assets and the yen denominated fixed liability reinsurance payments.

Replication Transactions

Credit default swaps: The Company periodically enters into credit default swaps as part of replication transactions. Credit risk is hedged by buying protection on a specific entity by pairing with highly rated fixed-income securities in order to reproduce the investment characteristics of otherwise permissible investments.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

Other Investment and/or Risk Management Activities

The table below presents realized capital gains and (losses) on derivative instruments used for other investment and/or risk management activities.

(Amounts in thousands)	Realized Gains (Losses)
By strategy	For the year ended December 31, 2017	For the year ended December 31, 2016	For the year ended December 31, 2015
Credit default swaps	$(81)	$953	$867
Credit default swaps - offsetting	(1,673)	(450)	(564)
Foreign currency swaps and forwards	5,417	(520)	—
GMWB hedging derivatives	(62,624)	(19,968)	(277,539)
Equity index swaps, options, and futures	(311)	57,712	3,006
Commodity options	—	—	(1,020)
Interest rate swaps and swaptions	2,968	947	(836)
Interest rate swaps - offsetting	286	9,548	—
Macro hedge program	(106,307)	(96,490)	(13,786)
Total	$(162,325)	$(48,268)	$(289,872)

Credit default swaps: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap.

Foreign currency swaps and forwards: The Company enters into foreign currency swaps and forwards to hedge the foreign currency exposures in certain of its foreign fixed maturity investments.

Guaranteed Minimum Withdrawal Benefits (“GMWB”) hedging derivatives: The Company utilizes GMWB hedging derivatives as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the non-reinsured GMWB riders due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rates swaps and futures, and equity swaps, options and futures, on certain indices including the S&P 500 index, EAFE index and NASDAQ index.

Equity index swaps, options, and futures: The Company enters into equity index swaps and futures to hedge equity risk of equity common stock investments. The Company also enters into equity index options to economically hedge the equity risk associated with various equity indexed products.

Commodity options: During 2015, the Company purchased put option contracts on West Texas Intermediate oil futures in order to partially offset potential losses related to certain fixed maturity securities that could arise if oil prices decline substantially. The Company has since reduced its exposure to the targeted fixed maturity securities, and therefore, these options were terminated at the end of 2015.

Interest rate swaps and swaptions: The Company enters into interest rate swaps and swaptions to manage duration between assets and liabilities. In addition, the Company may enter into interest rate swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap.

Macro hedge program: The Company utilizes equity options, swaps, futures, and foreign currency options to hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations. Included are equity options with financing premiums for which the premium is paid at the end of the derivative contract.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

Credit Risk Assumed through Credit Derivatives

The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that would be permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer’s debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and commercial mortgage-backed securities ("CMBS") issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value, and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31:

As of December 31, 2017
(Amounts in thousands)					Underlying Referenced Credit Obligation(s)
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Carrying Value	Weighted Average Years to Maturity	Type	Average Credit Rating [1]	Offsetting Notional Amount [3]	Offsetting Fair Value [3]	Offsetting Carrying Value [3]

Single name credit default swaps
Investment grade risk exposure	$33,800	$901	$690	5 year	Corporate Credit/ Foreign Gov.	A-	$—	$—	$—
Basket credit default swaps [4]
Investment grade risk exposure	50,000	5	1,003	5 year	Corporate Credit	BBB+	—	—	—
Below investment grade	4,493	368	368	3 years	Corporate Credit	B+	4,493	(368)	(368)
Investment grade risk exposure	906	(3)	(3)	0 year	CMBS Credit	AAA-	906	3	3
Total	$89,199	$1,271	$2,058				$5,399	$(365)	$(365)

As of December 31, 2016
(Amounts in thousands)					Underlying Referenced Credit Obligation(s)
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Carrying Value	Weighted Average Years to Maturity	Type	Average Credit Rating [1]	Offsetting Notional Amount [3]	Offsetting Fair Value [3]	Offsetting Carrying Value [3]

Single name credit default swaps
Investment grade risk exposure	$49,600	$279	$294	1 year	Corporate Credit/ Foreign Gov.	A+	$40,800	$(264)	$(264)
Basket credit default swaps [4]
Investment grade risk exposure	33,000	499	309	5 years	Corporate Credit	BBB+	—	—	—
Below investment grade	4,585	320	320	4 years	Corporate Credit	B	4,585	(321)	(321)
Investment grade risk exposure	52,484	(255)	(408)	1 year	CMBS Credit	AA+	50,484	142	142
Total	$139,669	$843	$515				$95,869	$(443)	$(443)

[1]
The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody’s, S&P, Fitch, and Morningstar. If no rating is available from a rating agency, then an internally developed rating is used.

[2]
Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements, clearing house rules, and applicable law which include collateral posting requirements. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

[3]
The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid, related to the original swap.

[4]
Comprised of swaps of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

Credit Risk

The Company’s derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared transactions reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $10 million. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also generally requires that OTC derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty.

For the years ended December 31, 2017, 2016, and 2015 the Company had no losses on derivative instruments due to counterparty nonperformance.

f. Concentration of Credit Risk

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2017 and 2016, the Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies and short-term investment pool, greater than 10% of the Company’s capital and surplus.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

g. Bonds, Short-Term Investments, Common Stocks and Preferred Stocks

		Gross	Gross	Estimated
Bonds, Cash Equivalents and Short-Term Investments	Statement	Unrealized	Unrealized	Fair
As of December 31, 2017	Value	Gains	Losses	Value
U.S. government and government agencies and authorities
Guaranteed and sponsored - excluding asset-backed	$327,950,036	$41,043,850	$(819,813)	$368,174,073
Guaranteed and sponsored - asset-backed	364,393,794	6,045,146	(1,631,931)	368,807,009
States, municipalities and political subdivisions	84,237,814	12,605,530	(98,718)	96,744,626
International governments	93,439,858	3,569,134	(396,515)	96,612,477
All other corporate - excluding asset-backed	2,135,965,912	136,043,736	(7,178,674)	2,264,830,974
All other corporate - asset-backed	690,438,462	10,061,255	(3,329,942)	697,169,775
Hybrid securities	416,460	141,344	—	557,804
Short-term investments	153,553,763	220	(5,831)	153,548,152
Total bonds, cash equivalents and short-term investments	$3,850,396,099	$209,510,215	$(13,461,424)	$4,046,444,890

		Gross	Gross	Estimated
Common Stocks		Unrealized	Unrealized	Fair
As of December 31, 2017	Cost	Gains	Losses	Value
Common stocks - unaffiliated	$70,773,518	$1,716,938	$(1,118,162)	$71,372,294
Total common stocks	$70,773,518	$1,716,938	$(1,118,162)	$71,372,294

		Gross	Gross	Estimated
Preferred Stocks	Statement	Unrealized	Unrealized	Fair
As of December 31, 2017	Value	Gains	Losses	Value
Preferred stocks - unaffiliated	$2,466,654	$76,686	$—	$2,543,340
Total preferred stocks	$2,466,654	$76,686	$—	$2,543,340

		Gross	Gross	Estimated
Bonds and Short-Term Investments	Statement	Unrealized	Unrealized	Fair
As of December 31, 2016	Value	Gains	Losses	Value
U.S. government and government agencies and authorities:
Guaranteed and sponsored - excluding asset-backed	$465,080,828	$32,198,795	$(2,719,966)	$494,559,657
Guaranteed and sponsored - asset-backed	581,469,250	9,875,118	(5,724,597)	585,619,771
States, municipalities and political subdivisions	80,798,916	7,956,662	(201,852)	88,553,726
International governments	70,782,078	1,339,847	(1,336,688)	70,785,237
All other corporate - excluding asset-backed	2,709,087,278	114,015,488	(19,467,991)	2,803,634,775
All other corporate - asset-backed	781,529,331	8,473,282	(9,317,416)	780,685,197
Hybrid securities	416,460	98,493	—	514,953
Short-term investments	346,727,725	105	(1,334)	346,726,496
Total bonds and short-term investments	$5,035,891,866	$173,957,790	$(38,769,844)	$5,171,079,812

		Gross	Gross	Estimated
Common Stocks		Unrealized	Unrealized	Fair
As of December 31, 2016	Cost	Gains	Losses	Value
Common stocks - unaffiliated	$43,637,332	$1,884,938	$(2,700,950)	$42,821,320
Total common stocks	$43,637,332	$1,884,938	$(2,700,950)	$42,821,320

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

		Gross	Gross	Estimated
Preferred Stocks	Statement	Unrealized	Unrealized	Fair
As of December 31, 2016	Value	Gains	Losses	Value
Preferred stocks - unaffiliated	$2,557,817	$45,958	$—	$2,603,775
Total preferred stocks	$2,557,817	$45,958	$—	$2,603,775

The statement value and estimated fair value of bonds, cash equivalents and short-term investments at December 31, 2017 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities (“ABS”), including mortgage-backed securities and collateralized mortgage obligations, (are distributed to maturity year based on the Company’s estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

	Statement	Estimated
Maturity	Value	Fair Value
Due in one year or less	$562,502,761	$566,613,175
Due after one year through five years	1,262,998,519	1,289,639,723
Due after five years through ten years	973,895,960	984,613,411
Due after ten years	1,050,998,859	1,205,578,581
Total	$3,850,396,099	$4,046,444,890

At December 31, 2017 and 2016, securities with a statement value of $4,143,111 and $3,981,108, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

h. Mortgage Loans on Real Estate

The Company had a maximum and minimum lending rate of 4.37% and 3.32% for loans during 2017 and had a maximum and minimum lending rate of 4.03% and 3.39% during 2016. During 2017 and 2016, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2017 and 2016, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 79% and 74%, respectively. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2017 and 2016, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2017 and 2016, there were impaired loans with a related allowance for credit losses of $25,020 and $169,387 with no interest income recognized during the period the loans were impaired.

i. Restructured Debt in which the Company is a Creditor

The Company had recorded immaterial investments in restructured loans in years ended December 31, 2017 and 2016, and $184,551 in 2015. The realized capital losses related to these loans were immaterial in the years ended December 31, 2017 and 2016, and $914,375 in 2015.

j.	Joint Ventures, Partnerships and Limited Liability Companies

The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of admitted assets. OTTI recognized for the years ended December 31, 2017, December 31, 2016 and December 31, 2015 were not material. The limited partnership was impaired because its cost basis sustained a decline in value that the Company determined to be other-than-temporary. The state tax credit LLC was impaired because the Company recovered a portion of the cost of the investment through receipt of tax credits and other tax benefits and not through investment activity. The LLC OTTI was determined as the difference between the remaining expected future tax credits and other tax benefits expected to be received over the life of the investment and the carrying value of the investment.

In November 2016, the Company impaired the carrying value of its affiliated investment, Hartford Financial Service Corp (HFSC), to its current fair value, based on the length of time, the extent to which the value was less than the cost and recent returns of capital further diminishing future prospects, resulting in a realized loss of $76 million offset by an unrealized gain of the same amount.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

k. Security Lending, Repurchase Agreements and Other Collateral Transactions

The Company enters into securities financing transactions as a way to earn income on securities loaned (securities lending) or on securities sold and repurchased (repurchase agreements). Under a securities lending program, the Company lends certain bonds within the corporate, foreign government/government agencies, and municipal sectors as well as stocks to qualifying third-party borrowers in return for collateral in the form of cash or securities. For domestic and non-domestic loaned securities, respectively, borrowers provide collateral of 102% and 105% of the fair value of the securities lent at the time of the loan. Borrowers will return the securities to the Company for cash or securities collateral at maturity dates generally of 90 days or less. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, except in the event of default by the counterparty, and is not reflected on the Company’s financial statements. Additional collateral is obtained if the fair value of the collateral falls below100% of the fair value of the loaned securities. The agreements provide the counterparty the right to sell or re-pledge the securities loaned. If cash, rather than securities, is received as collateral, the cash is typically invested in short-term investments or bonds and is reported as Securities lending reinvested collateral assets on the Statements of Admitted Assets, Liabilities and Capital and Surplus. Income associated with securities lending transactions is reported as a component of net investment income on the Company’s Statements of Operations.

As of December 31, 2017, and 2016, the fair value of loaned securities was approximately $115,602,325 and $7,069,156, respectively, reported in Bonds. As of December 31, 2017 and 2016, the associated liability for cash collateral received was $119,613,212 and $7,369,862, respectively, reported in Other liabilities, in the accompanying Statements of Admitted Assets, Liabilities and Capital and Surplus with no stated maturity date. The Company also received $0 and $1,104,062 of securities collateral as of December 31, 2017 and 2016 respectively, which was not included in the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2017 and 2016, the securities acquired from the use of the collateral in connection with our securities lending program were short term bond investments and cash equivalents with amortized cost approximating fair value of $119,613,212 and $6,265,800, respectively. The Company did not have securities lending transactions that extend beyond one year from the reporting date.

From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage-backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions generally have a contractual maturity of 90 days or less. Therefore, the carrying amounts of these instruments approximate fair value.

Under repurchase agreements, the Company transfers collateral of U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or bonds and is reported as an asset on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus. Repurchase agreements include master netting provisions that provide both counterparties the right to offset claims and apply securities held by them with respect of their obligations in the event of default. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in bonds, with the obligation to repurchase those securities recorded in other liabilities in the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2017 and 2016, the Company had no outstanding repurchase agreements.

Reinvested proceeds from repurchase agreements and securities lending transactions consist of short-term, high quality investments and U.S. government and government agency securities. These can be sold and used to meet collateral calls in a stress scenario. In addition, the liquidity resources of most of its general account investment portfolio are available to meet any potential cash demand when securities are returned to the Company. The potential impacts of repurchase agreements, dollar repurchase agreements, or securities lending agreements on the Company’s liquidity and capital position are stress tested monthly, under The Hartford's Liquidity Risk Policy.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2017 and 2016, securities pledged of $209,945,649 and $299,680,663, respectively, were included in Bonds and Cash and short-term investments, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. The counterparties have the right to sell or re-pledge these securities. The Company also pledged cash collateral associated with derivative instruments with a statement value of $16,646,250 and $18,954,090, respectively, as of

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

December 31, 2017 and 2016, included in Other invested assets, on the Statements of Admitted Assets, Liabilities and Capital and Surplus.

As of December 31, 2017 and 2016, the Company accepted cash collateral associated with derivative instruments with a statement value of $253,682,064 and $294,569,146, respectively, which was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in Bonds and Cash and short-term investments with a corresponding amount recorded in collateral on derivatives. The Company also accepted securities collateral as of December 31, 2017 and 2016 of $986 and $66,074,099, respectively, of which the Company has the ability to sell or repledge $0 and $55,798,989, respectively. As of December 31, 2017 and 2016, the statement value of repledged securities totaled $0 and the Company did not sell any securities. In addition, as of December 31, 2017 and 2016, noncash collateral accepted was held in separate custodial accounts and was not included in the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus.

l. Security Unrealized Loss Aging

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company’s OTTI policy, see Note 2. Due to the issuers’ continued satisfaction of the securities’ obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers’ financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2017 and 2016.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

The following table presents amortized cost or statement value, fair value, and unrealized losses for the Company’s bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2017:

	Less Than 12 Months			12 Months or More			Total
	Amortized		Unrealized	Amortized		Unrealized	Amortized		Unrealized
(Amounts in thousands)	Cost	Fair Value	Losses	Cost	Fair Value	Losses	Cost	Fair Value	Losses
U.S. government and government agencies & authorities:
Guaranteed & sponsored - excluding asset-backed	$90,864	$90,189	$(675)	$11,142	$10,998	$(144)	$102,006	$101,187	$(819)
Guaranteed & sponsored - asset-backed	111,536	110,811	(725)	23,922	23,015	(907)	135,458	133,826	(1,632)
States, municipalities & political subdivisions	8,516	8,451	(65)	705	671	(34)	9,221	9,122	(99)
International governments	25,070	24,817	(253)	2,387	2,244	(143)	27,457	27,061	(396)
All other corporate - excluding asset-backed	267,115	265,419	(1,696)	170,524	165,042	(5,482)	437,639	430,461	(7,178)
All other corporate - asset-backed	120,028	119,253	(775)	81,986	79,431	(2,555)	202,014	198,684	(3,330)
Short-term investments	18,975	18,969	(6)	—	—	—	18,975	18,969	(6)
Total fixed maturities	642,104	637,909	(4,195)	290,666	281,401	(9,265)	932,770	919,310	(13,460)
Common stock-unaffiliated	505	502	(3)	22,597	20,451	(2,146)	23,102	20,953	(2,149)
Total stocks	505	502	(3)	22,597	20,451	(2,146)	23,102	20,953	(2,149)
Total securities	$642,609	$638,411	$(4,198)	$313,263	$301,852	$(11,411)	$955,872	$940,263	$(15,609)
The following table presents amortized cost, fair value, and unrealized losses for the Company’s bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2016:

	Less Than 12 Months			12 Months or More			Total
	Amortized		Unrealized	Amortized		Unrealized	Amortized		Unrealized
(Amounts in thousands)	Cost	Fair Value	Losses	Cost	Fair Value	Losses	Cost	Fair Value	Losses
U.S. government and government agencies & authorities:
Guaranteed & sponsored - excluding asset-backed	$91,139	$88,419	$(2,720)	$—	$—	$—	$91,139	$88,419	$(2,720)
Guaranteed & sponsored - asset-backed	241,611	236,429	(5,182)	16,729	16,186	(543)	258,340	252,615	(5,725)
States, municipalities & political subdivisions	4,372	4,170	(202)	—	—	—	4,372	4,170	(202)
International governments	30,897	29,807	(1,090)	1,721	1,474	(247)	32,618	31,281	(1,337)
All other corporate - excluding asset-backed	557,404	542,874	(14,530)	75,660	70,722	(4,938)	633,064	613,596	(19,468)
All other corporate - asset-backed	364,182	356,112	(8,070)	84,046	82,799	(1,247)	448,228	438,911	(9,317)
Short-term investments	2,852	2,851	(1)	—	—	—	2,852	2,851	(1)
Total fixed maturities	1,292,457	1,260,662	(31,795)	178,156	171,181	(6,975)	1,470,613	1,431,843	(38,770)
Common stock-unaffiliated	1,893	1,893	—	26,806	24,105	(2,701)	28,699	25,998	(2,701)
Total stocks	1,893	1,893	—	26,806	24,105	(2,701)	28,699	25,998	(2,701)
Total securities	$1,294,350	$1,262,555	$(31,795)	$204,962	$195,286	$(9,676)	$1,499,312	$1,457,841	$(41,471)

As of December 31, 2017, fixed maturities, comprised of 394 securities, accounted for approximately 98% of the Company’s total unrealized loss amount. The securities were primarily related to commercial mortgage-backed securities ("CMBS"), and corporate securities concentrated in the energy, consumer non-cyclical, and utilities sectors. These sectors were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2017, 99% of the securities in an unrealized loss position were depressed less than 20% of amortized cost. The decrease in unrealized losses during 2017 was primarily attributable to tighter credit spreads.

Most of the securities depressed for twelve months or more primarily related to CMBS, and corporate securities concentrated in the energy, consumer non-cyclical, and utilities sectors. These sectors were primarily depressed because current market spreads are wider than spreads at the securities' respective purchase dates. Certain other corporate securities were depressed because the securities have floating rate coupons and have long-dated maturities, and current credit spreads are wider than when these securities were purchased. As of December 31, 2017, the Company does not have an intention to sell any securities in an unrealized loss position, and for loan-backed and structured securities, has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company’s cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2017.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

m. Loan-backed and Structured Securities OTTI

For the year ended December 31, 2017, the Company did not recognize losses for OTTI on loan-backed and structured securities due to the intent to sell impaired securities or due to the inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis.

The following table summarizes OTTI recognized during 2017 for loan-backed securities held as of December 31, 2017 recorded because the present value of estimated cash flows expected to be collected was less than the amortized cost of the securities:

1			2	3	4	5	6	7
			Book/Adj
			Carrying
			Value					Date of
			Amortized	Present Value				Financial
			Cost Before	of		Amortized	Fair	Statement
			Current Period	Projected	Recognized	Cost After	Value at	Where
CUSIP			OTTI	Cash Flows	OTTI	OTTI	Time of OTTI	Reported
059497	BW	6	$471,371	$347,269	$124,102	$347,269	$459,354	3/31/2017
38379K	QF	8	59,028	56,870	2,158	56,870	58,226	6/30/2017
07388N	AX	4	163,391	115,866	47,525	115,866	69,534	9/30/2017
Total					$173,785

n. Structured Notes

The following tables summarize structured notes as of December 31, 2017 and 2016:

December 31, 2017
CUSIP Identification			Actual Cost	Fair Value	Book/Adjusted Carrying Value	Mortgage- Referenced Security (Yes/No)
039483	BB	7	$8,385,689	$8,862,853	$8,347,291	No
V25125	BD	2	1,020,080	1,037,334	1,022,043	No
98417E	AR	1	3,809,405	4,088,285	3,807,618	No
785592	AD	8	2,559,011	2,746,666	2,549,722	No
3137G0	AL	3	860,674	889,982	861,405	Yes
3137G0	FT	1	874,773	900,645	875,745	Yes
3137G0	GT	0	1,130,890	1,170,581	1,130,914	Yes
Total			$18,640,522	$19,696,346	$18,594,738

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

December 31, 2016
CUSIP Identification			Actual Cost	Fair Value	Book/Adjusted Carrying Value	Mortgage- Referenced Security (Yes/No)
039483	BB	7	$8,385,689	$9,019,180	$8,353,719	NO
30711X	AA	2	506,780	510,946	506,780	YES
V25125	BD	2	1,057,861	996,320	1,059,051	NO
62718Q	AA	3	10,994,565	11,057,310	10,999,435	NO
785592	AD	8	2,559,011	2,657,313	2,557,721	NO
3137G0	AL	3	1,021,208	1,048,601	1,021,646	YES
3137G0	AX	7	217,504	223,141	217,935	YES
3137G0	EW	5	502,520	523,647	502,259	YES
3137G0	FT	1	1,434,891	1,474,306	1,435,653	YES
3137G0	FW	4	2,500,000	2,622,893	2,500,000	YES
3137G0	GT	0	2,464,634	2,536,137	2,464,661	YES
3137G0	HF	9	1,250,000	1,283,020	1,250,000	YES
Total			$32,894,663	$33,952,814	$32,868,860

o. 5* Securities

A 5* is assigned by the NAIC Securities Valuation Office (“SVO”) to certain obligations when an insurer certifies that the documentation necessary to permit a full credit analysis of a security does not exist, that the issuer or Obligator is current on all contracted interest and principal pay downs and that the insurer has the expectation of ultimate payment of all contracted payments.  The 5* securities for the Company are immaterial.

4. Fair Value Measurements

Fair value is determined based on the "exit price" notion which is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. Financial instruments carried at fair value in the Company’s financial statements include certain bonds, stocks, derivatives, and Separate Account assets.

The Company's estimates of fair value for financial assets and liabilities are based on the framework established in the fair value accounting guidance. The framework is based on the inputs used in valuation, gives the highest priority to quoted prices in active markets and requires that observable inputs be used in the valuations when available. The Company categorizes its assets and liabilities measured at estimated fair value based on whether the significant inputs into the valuation are observable. The fair value hierarchy categorizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, or 3)

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.

Level 2	Observable inputs, other than quoted prices included in Level 1, for the asset or liability, or prices for similar assets and liabilities.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of amounts that could be realized in a current market exchange absent actual market exchanges.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. There were no transfers between Level 1 and Level 2 for the years ended December 31, 2017 and 2016. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company’s bonds included in Level 3 are classified as such because these securities are primarily within illiquid markets and/or priced by independent brokers.

The following table presents assets and (liabilities) carried at fair value by hierarchy level:

As of December 31, 2017
	(Amounts in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
a.	Assets accounted for at fair value
	All other corporate bonds – asset-backed	$—	$—	$2,824	$2,824
	Common stocks - unaffiliated	71,372	—	—	71,372
	Total bonds and stocks	71,372	—	2,824	74,196
	Derivative assets
	Credit derivatives	—	2,095	—	2,095
	Interest rate derivatives	—	1,158	—	1,158
	GMWB hedging instruments	—	53,717	43,915	97,632
	Macro hedge program	—	—	42,366	42,366
	Total derivative assets	—	56,970	86,281	143,251
	Separate Account assets [1]	30,502,251	—	—	30,502,251
	Total assets accounted for at fair value	$30,573,623	$56,970	$89,105	$30,719,698
b.	Liabilities accounted for at fair value
	Derivative liabilities
	Credit derivatives	$—	$(432)	$—	$(432)
	Foreign exchange derivatives	—	(4,704)	—	(4,704)
	Interest rate derivatives	—	(15,587)	—	(15,587)
	GMWB hedging instruments	—	(17,851)	(23,550)	(41,401)
	Macro hedge program	—	—	(18,035)	(18,035)
	Total liabilities accounted for at fair value	$—	$(38,574)	$(41,585)	$(80,159)

[1]	Excludes approximately $15.2 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements).

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

As of December 31, 2016
	(Amounts in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
a.	Assets accounted for at fair value
	All other corporate bonds – asset-backed	$—	$—	$6,881	$6,881
	Common stocks - unaffiliated	42,821	—	—	42,821
	Total bonds and stocks	42,821	—	6,881	49,702
	Derivative assets
	Credit derivatives	—	1,105	—	1,105
	Interest rate derivatives	—	2,358	—	2,358
	Foreign exchange derivatives	—	9,066	—	9,066
	GMWB hedging instruments	—	66,755	81,033	147,788
	Macro hedge program	—	9,121	167,541	176,662
	Total derivative assets	—	88,405	248,574	336,979
	Separate Account assets [1]	29,866,541	—	—	29,866,541
	Total assets accounted for at fair value	$29,909,362	$88,405	$255,455	$30,253,222
b.	Liabilities accounted for at fair value
	Derivative liabilities
	Credit derivatives	$—	$(1,117)	$—	$(1,117)
	Interest rate derivatives	—	(21,009)	—	(21,009)
	GMWB hedging instruments	—	(25,560)	(34,814)	(60,374)
	Macro hedge program	—	—	(21,384)	(21,384)
	Total liabilities accounted for at fair value	$—	$(47,686)	$(56,198)	$(103,884)

[1]	Excludes approximately $15.6 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

Valuation Techniques, Procedures and Controls

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair value. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the preceding tables.

The fair value process is monitored by the Valuation Committee, which is a cross-functional group of senior management within the Company that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Investment Accounting and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments as well as addressing valuation issues and approving changes to valuation methodologies and pricing sources. There are also two working groups under the Valuation Committee, a Securities Fair Value Working Group (“Securities Working Group”) and a Derivatives Fair Value Working Group (“Derivatives Working Group”), which include various investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes.

The Company also has an enterprise-wide Operational Risk Management function, led by the Chief Operational Risk Officer, which is responsible for establishing, maintaining and communicating the framework, principles and guidelines of the Company’s operational risk management program. This includes model risk management which provides an independent review of the suitability, characteristics and reliability of model inputs as well as an analysis of significant changes to current models.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

Bonds and Stocks

The fair value of bonds and stocks in an active and orderly market (e.g., not distressed or forced liquidation) are determined by management using a "waterfall" approach after considering the following pricing sources: quoted prices for identical assets or liabilities, prices from third-party pricing services, independent broker quotations, or internal matrix pricing processes. Typical inputs used by these pricing sources include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Most bonds do not trade daily. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services utilize matrix pricing to derive security prices. Matrix pricing relies on securities' relationships to other benchmark quoted securities, which trade more frequently. Pricing services utilize recently reported trades of identical or similar securities making adjustments through the reporting date based on the preceding outlined available market observable information. If there are no recently reported trades, the third-party pricing services may develop a security price using expected future cash flows based upon collateral performance and discounted at an estimated market rate. Both matrix pricing and discounted cash flow techniques develop prices by factoring in the time value for cash flows and risk, including liquidity and credit.

Prices from third-party pricing services may be unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

The Company utilizes an internally developed matrix pricing process for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. The Company's process is similar to the third-party pricing services. The Company develops credit spreads each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The credit spreads determined through this survey approach are based upon the issuer’s financial strength and term to maturity, utilizing independent public security index and trade information and adjusting for the non-public nature of the securities. Credit spreads combined with risk-free rates are applied to contractual cash flows to develop a price.

The Securities Working Group performs ongoing analyses of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analyses and is overseen by investment and accounting professionals. As a part of these analyses, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models utilizing spreads, and when available, market indices. As a result of these analyses, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee.

The Company has analyzed the third-party pricing services’ valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are observable. Due to the lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers’ prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

Derivative Instruments

Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded derivatives and OTC-cleared derivatives, or independent broker quotations.

The Derivatives Working Group performs ongoing analyses of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analyses. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. On a daily basis, market valuations are compared to counterparty valuations for OTC derivatives. There are monthly analyses to

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

Valuation Inputs for Investments

For Level 1 investments, which are comprised of exchange-traded securities and open-ended mutual funds, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For the Company’s Level 2 and 3 debt securities, typical inputs used by pricing techniques include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company’s Level 2 and Level 3 measurements is included in the following discussion:

Level 2
The fair values of most of the Company’s Level 2 investments are determined by management after considering prices received from third-party pricing services. These investments include most bonds and preferred stocks.

ABS, CDOs, CMBS and RMBS - Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, and credit default swap indices. ABS and RMBS prices also include estimates of the rate of future principal prepayments over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral.

Credit derivatives - Primary inputs include the swap yield curve and credit default swap curves.

Equity derivatives - Primary inputs include equity index levels.

Foreign exchange derivatives - Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

Interest rate derivatives - Primary input is the swap yield curve.

Level 3
Most of the Company’s securities classified as Level 3 include less liquid securities such as lower quality ABS, CMBS, CDOs and RMBS primarily backed by sub-prime loans. Also included in Level 3 are securities valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third-party pricing services, including municipal securities, foreign government/government agency securities, and bank loans. Primary inputs for these long-dated securities are consistent with the typical inputs used in the preceding noted Level 1 and Level 2 measurements, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include equity and interest rate volatility, swap yield curves beyond observable limits, and commodity price curves.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

Separate Account assets

Separate Account assets are primarily invested in mutual funds but also have investments in bonds and stocks. Separate Account investments are valued in the same manner, and using the same pricing sources and inputs, as the bonds and stocks held in the General Account of the Company.

Significant Unobservable Inputs for Level 3 Assets Measured at Fair Values

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value. The tables exclude corporate securities for which fair values are predominantly based on broker quotations.

As of December 31, 2017 and December 31, 2016, the Company did not have any material Level 3 bonds measured at fair value that were not based on broker quotations.

(Amounts in thousands)	December 31, 2017
Free Standing Derivatives	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
GMWB hedging instruments
Equity options	$2,739	Option model	Equity volatility	27%	30%	Increase
Equity variance swaps	(19,800)	Option model	Equity volatility	19%	19%	Increase
Customized swaps	37,426	Discounted cash flows	Equity volatility	7%	26%	Increase
Macro hedge program
Equity options [2]	30,687	Option model	Equity volatility	26%	31%	Increase

[1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.
[2] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion.

(Amounts in thousands)	December 31, 2016
Free Standing Derivatives	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
GMWB hedging instruments
Equity options	$18,933	Option model	Equity volatility	27%	30%	Increase
Equity variance swaps	(31,017)	Option model	Equity volatility	20%	23%	Increase
Customized swaps	58,303	Discounted cash flows	Equity volatility	12%	30%	Increase
Macro hedge program
Equity options [2]	165,972	Option model	Equity volatility	17%	27%	Increase

[1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.
[2] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion.

Securities and derivatives for which the Company bases fair value on broker quotations predominately include corporate bonds and certain credit derivatives. Due to the lack of transparency in the process brokers use to develop prices for these investments, the Company does not have access to the significant unobservable inputs brokers use to price these securities and derivatives. The Company believes however, the types of inputs brokers may use would likely be similar to those used to price securities and derivatives for which inputs are available to the Company, and therefore may include, but not be limited to, loss severity rates, constant prepayment rates, constant default rates and credit spreads. Therefore, similar to non-broker priced securities and

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

derivatives, generally, increases in these inputs would cause fair values to decrease. For the years ended December 31, 2017 and 2016, no significant adjustments were made by the Company to broker prices received.

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

The tables below provides a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2017 and 2016:

				Total Realized/
				Unrealized Gains
	Fair Value	Transfers	Transfers	(Losses) Included in:					Fair Value
	as of	into	out of	Net		Purchases/	Sales/		as of
(Amounts in thousands)	Jan.1, 2017	Level 3 [2]	Level 3 [2]	Income [1]	Surplus	Increases	Decreases	Settlements	Dec. 31, 2017
Assets
All other corporate bonds – asset-backed	$6,881	$547	$—	$(6,578)	$(180)	$2,700	$—	$(546)	$2,824
Total bonds and stocks	6,881	547	—	(6,578)	(180)	2,700	—	(546)	2,824
Derivatives
GMWB hedging instruments	46,219	—	—	—	(25,854)	—	—	—	20,365
Macro hedge program	146,157	—	—	—	1,032		—	(122,858)	24,331
Total derivatives [3]	192,376	—	—	—	(24,822)	—	—	(122,858)	44,696
Total assets	$199,257	$547	$—	$(6,578)	$(25,002)	$2,700	$—	$(123,404)	$47,520

[1]	All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

[2]
Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.

[3]Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

				Total Realized/
				Unrealized Gains
	Fair Value	Transfers	Transfers	(Losses) Included in:					Fair Value
	as of	into	out of	Net		Purchases/	Sales/		as of
(Amounts in thousands)	Jan. 1, 2016	Level 3 [2]	Level 3 [2]	Income [1]	Surplus	Increases	Decreases	Settlements	Dec. 31, 2016
Assets
All other corporate bonds	$—	$15,000	$—	$(4,504)	$—	$—	$(10,500)	$4	$—
All other corporate bonds – asset-backed	9	—	—	—	20	7,144	—	(292)	6,881
Common stocks - unaffiliated	2	—	—	—	(1)	—	(1)	—	—
Total bonds and stocks	11	15,000	—	(4,504)	19	7,144	(10,501)	(288)	6,881
Derivatives
Equity derivatives	—	—	—	—	(1,173)	1,173	—	—	—
GMWB hedging instruments	84,640	—	6,022	—	(44,443)	—	—	—	46,219
Macro hedge program	136,597	—	—	—	(28,073)	46,455	—	(8,822)	146,157
Total derivatives [3]	221,237	—	6,022	—	(73,689)	47,628	—	(8,822)	192,376
Total assets	$221,248	$15,000	$6,022	$(4,504)	$(73,670)	$54,772	$(10,501)	$(9,110)	$199,257

[1]	All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

[2]
Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.

[3]	Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

Fair Values for All Financial Instruments by Levels 1, 2 and 3

The tables below reflects the fair values and admitted values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method (subsidiaries, joint ventures and partnerships). The fair values are also categorized into the three-level fair value hierarchy.

(Amounts in thousands)	December 31, 2017
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)
Assets
Bonds - unaffiliated	$3,892,897	$3,696,842	$51,592	$3,643,186	$198,119	$—
Preferred stocks - unaffiliated	2,543	2,467	—	2,543	—	—
Common stocks - unaffiliated	71,372	71,372	71,372	—	—	—
Mortgage loans	474,340	464,673	—	—	474,340	—
Cash, cash equivalents and short-term investments - unaffiliated	547,291	547,296	424,597	122,694	—	—
Derivative related assets	(26,055)	143,251	—	(112,336)	86,281	—
Contract loans	106,561	106,561	—	—	106,561	—
Surplus debentures	16,454	13,710	—	16,454	—	—
Low-income housing tax credits	564	564	—	—	564	—
Securities lending reinvested collateral assets	119,609	119,613	—	119,609	—	—
Separate Account assets [1]	30,502,251	30,502,251	30,502,251	—	—	—
Total assets	$35,707,827	$35,668,600	$31,049,812	$3,792,150	$865,865	$—
Liabilities
Liability for deposit-type contracts	$(513,033)	$(513,033)	$—	$—	$(513,033)	$—
Derivative related liabilities	(80,350)	(80,159)	—	(38,764)	(41,586)	—
Separate Account liabilities	(30,502,251)	(30,502,251)	(30,502,251)	—	—	—
Total liabilities	$(31,095,634)	$(31,095,443)	$(30,502,251)	$(38,764)	$(554,619)	$—

[1]	Excludes approximately $15.2 million, at December 31, 2017, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

(Amounts in thousands)	December 31, 2016
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)
Assets
Bonds and short-term investments - unaffiliated	$5,171,080	$5,035,892	$238,111	$4,706,898	$226,071	$—
Preferred stocks - unaffiliated	2,604	2,558	—	2,604	—	—
Common stocks - unaffiliated	42,821	42,821	42,821	—	—	—
Mortgage loans	495,542	488,301	—	—	495,542	—
Derivative related assets	74,146	336,979	—	(174,427)	248,573	—
Contract loans	112,280	112,280	—	—	112,280	—
Surplus debentures	14,357	12,846	—	14,357	—	—
Low-income housing tax credits	704	704	—	—	704	—
Securities lending reinvested collateral assets	6,266	6,266	6,266	—	—	—
Separate Account assets [1]	29,866,541	29,866,541	29,866,541	—	—	—
Total assets	$35,786,341	$35,905,188	$30,153,739	$4,549,432	$1,083,170	$—
Liabilities
Liability for deposit-type contracts	$(746,582)	$(746,582)	$—	$—	$(746,582)	$—
Derivative related liabilities	(103,745)	(103,884)	—	(47,547)	(56,198)	—
Separate Account liabilities	(29,866,541)	(29,866,541)	(29,866,541)	—	—	—
Total liabilities	$(30,716,868)	$(30,717,007)	$(29,866,541)	$(47,547)	$(802,780)	$—

[1]	Excludes approximately $15.6 million, at December 31, 2016, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note.

The amortized cost of short-term investments approximates fair value.

Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The carrying amounts of the liability for deposit-type contracts and Separate Account liabilities approximate their fair values.

The fair values of contract loans were determined using current loan coupon rates which reflect the current rates available under the contracts. As a result, the fair values approximate the carrying value of the contract loans.

At December 31, 2017 and 2016 the Company had no investments where it was not practicable to estimate fair value.

5. Income Taxes

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (“Tax Reform”).  Tax Reform establishes new tax laws that will affect 2018, including, but not limited to, (1) reduction of the U.S. federal corporate income tax rate from 35% to 21%, (2) elimination of the corporate alternative minimum tax (AMT) and changing how existing AMT credits can be realized, (3) limitations on the deductibility of certain executive compensation, (4) changes to the discounting of statutory reserves for tax purposes, and (5) limitations on net operating losses (NOLs) generated after December 31, 2017. Additional information regarding the impacts of Tax Reform is disclosed throughout Note 5 below.

The Company's AMT credits of $173,530,180 have been reclassified to Federal income tax recoverable as a current income tax receivable as Tax reform allows for the refund of AMT credits over time but no later than 2022.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

A The components of the net deferred tax asset/(deferred tax liability) ("DTA"/"(DTL)") at period end and the change in those components are as follows:

1				2017
			Ordinary	Capital	Total
	(a)	Gross DTA	$475,442,749	$4,265,999	$479,708,748
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	475,442,749	4,265,999	479,708,748
	(d)	Deferred tax assets nonadmitted	315,490,484	—	315,490,484
	(e)	Subtotal net admitted deferred tax assets	159,952,265	4,265,999	164,218,264
	(f)	Deferred tax liabilities	28,399,486	5,562,778	33,962,264
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$131,552,779	$(1,296,779)	$130,256,000

2				2017
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	131,552,779	(1,296,779)	130,256,000
		(1) DTAs expected to be realized after the balance sheet date	131,552,779	(1,296,779)	130,256,000
		(2) DTAs allowed per limitation threshold	XXX	XXX	151,307,353
	(c)	DTAs offset against DTLs	28,399,486	5,562,778	33,962,264
	(d)	DTAs admitted as a result of application of SSAP No. 101	$159,952,265	$4,265,999	$164,218,264

3	(a)	Ratio % used to determine recovery period and threshold limitation	668%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	$1,008,715,688

4			2017
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$475,442,749	$4,265,999
		(2) % of net admitted adjusted gross DTAs by tax character attributable
		to the impact of tax planning strategies	0%	0%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$159,952,265	$4,265,999
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	66%	0%
	(b)	Do the tax planning strategies include the use of reinsurance?	Yes________	No___X_____

1				2016
			Ordinary	Capital	Total
	(a)	Gross DTA	$962,373,665	$6,847,726	$969,221,391
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	962,373,665	6,847,726	969,221,391
	(d)	Deferred tax assets nonadmitted	740,325,673	—	740,325,673
	(e)	Subtotal net admitted deferred tax assets	222,047,992	6,847,726	228,895,718
	(f)	Deferred tax liabilities	121,363,413	1,225,810	122,589,223
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$100,684,579	$5,621,916	$106,306,495

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

2				2016
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	100,684,579	5,621,916	106,306,495
		(1) DTAs expected to be realized after the balance sheet date	100,684,579	5,621,916	106,306,495
		(2) DTAs allowed per limitation threshold	XXX	XXX	271,117,778
	(c)	DTAs offset against DTLs	121,363,413	1,225,810	122,589,223
	(d)	DTAs admitted as a result of application of SSAP No. 101	$222,047,992	$6,847,726	$228,895,718

3	(a)	Ratio % used to determine recovery period and threshold limitation	2,215%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	$1,807,451,853

4			2016
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$962,373,665	$6,847,726
		(2) % of net admitted adjusted gross DTAs by tax character attributable
		to the impact of tax planning strategies	0%	0%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$222,047,992	$6,847,726
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	47%	8%
	(b)	Do the tax planning strategies include the use of reinsurance?	Yes________	No___X_____

1			Change During 2017
			Ordinary	Capital	Total
	(a)	Gross DTA	$(486,930,916)	$(2,581,727)	$(489,512,643)
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	(486,930,916)	(2,581,727)	(489,512,643)
	(d)	Deferred tax assets nonadmitted	(424,835,189)	—	(424,835,189)
	(e)	Subtotal net admitted deferred tax assets	(62,095,727)	(2,581,727)	(64,677,454)
	(f)	Deferred tax liabilities	(92,963,927)	4,336,968	(88,626,959)
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$30,868,200	$(6,918,695)	$23,949,505

2			Change During 2017
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	30,868,200	(6,918,695)	23,949,505
		(1) DTAs expected to be realized after the balance sheet date	30,868,200	(6,918,695)	23,949,505
		(2) DTAs allowed per limitation threshold	XXX	XXX	(119,810,425)
	(c)	DTAs offset against DTLs	(92,963,927)	4,336,968	(88,626,959)
	(d)	DTAs admitted as a result of application of SSAP No. 101	$(62,095,727)	$(2,581,727)	$(64,677,454)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

3	(a)	Ratio % used to determine recovery period and threshold limitation	(1,546)%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	$(798,736,165)

4			Change During 2017
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$(486,930,916)	$(2,581,727)
		(2) % of net admitted adjusted gross DTAs by tax character attributable
		to the impact of tax planning strategies	0%	0%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$(62,095,727)	$(2,581,727)
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	19%	(8)%

B.	DTLs are not recognized for the following amounts:

Not Applicable.

C.	Significant Components of Income Taxes Incurred

1.	The components of current income tax (benefit)/expense are as follows:
			2017	2016	Change
	(a)	Federal	$(49,931,703)	$(21,186,059)	$(28,745,644)
	(b)	Foreign	—	—	—
	(c)	Subtotal	(49,931,703)	(21,186,059)	(28,745,644)
	(d)	Federal income tax on net capital gains	6,046,610	4,405,072	1,641,538
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	—	—	—
	(g)	Federal and foreign income taxes incurred	$(43,885,093)	$(16,780,987)	$(27,104,106)

2.	The main components of the period end deferred tax amounts and the change in those components are as follows:
		2017	2016	Change
	DTA: Ordinary
	Policyholder reserves	$33,714,025	$44,234,336	$(10,520,311)
	Deferred acquisition costs	42,379,117	70,818,973	(28,439,856)
	Compensation and benefits	2,320,355	6,372,679	(4,052,324)
	Investments	850,495	—	850,495
	Net operating loss carryforward	378,696,773	640,182,855	(261,486,082)
	Tax credit carryforward	12,122,699	191,066,199	(178,943,500)
	Other	5,359,285	9,698,623	(4,339,338)
	Subtotal: DTA Ordinary	475,442,749	962,373,665	(486,930,916)
	Total adjusted gross ordinary DTA	475,442,749	962,373,665	(486,930,916)
	Nonadmitted ordinary DTA	315,490,484	740,325,673	(424,835,189)
	Admitted ordinary DTA	159,952,265	222,047,992	(62,095,727)
	DTA: Capital
	Investments	4,265,999	6,847,726	(2,581,727)
	Subtotal: DTA Capital	4,265,999	6,847,726	(2,581,727)
	Total adjusted gross capital DTA	4,265,999	6,847,726	(2,581,727)
	Admitted capital DTA	4,265,999	6,847,726	(2,581,727)
	Total Admitted DTA	$164,218,264	$228,895,718	$(64,677,454)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

DTL: Ordinary
Investments	$2,812,556	$8,896,439	$(6,083,883)
Deferred and uncollected premium	29,751	1,168,603	(1,138,852)
Policyholder reserves	24,927,179	42,517,287	(17,590,108)
Other	630,000	68,781,084	(68,151,084)
Gross DTL ordinary	28,399,486	121,363,413	(92,963,927)
DTL: Capital
Investments	5,562,778	1,225,810	4,336,968
Gross DTL capital	5,562,778	1,225,810	4,336,968
Total DTL	33,962,264	122,589,223	(88,626,959)
Net adjusted DTA/(DTL)	$130,256,000	$106,306,495	$23,949,505
Adjust for the change in deferred tax on unrealized gains/losses			4,092,863
Adjust for the stock compensation transfer			1,629,244
Adjust for the change in nonadmitted deferred tax			(424,835,189)
AMT receivable reclass			173,530,180
Intercompany settlement of DTA			2,160,604
Adjusted change in net deferred Income Tax			$(219,472,793)

D.	Reconciliation of federal income tax rate to actual effective rate:

The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows:

		% of Pre-tax		% of Pre-tax		% of Pre-tax
	2017	income	2016	income	2015	income
	Tax effect	$126,926,995	Tax effect	$129,365,110	Tax effect	$101,842,924
Statutory tax - 35%	$44,424,448	35.00%	$45,277,788	35.00%	$35,645,023	35.00%
Tax preferred investments	(57,083,258)	(44.97)%	(43,690,668)	(33.77)%	(87,245,687)	(85.67)%
Subsidiary value write down	—	0.00%	27,300,293	21.10%	—	—%
Interest maintenance reserve	414,264	0.33%	3,132,052	2.42%	19,337,905	18.99%
Amortization of inception gain	(8,956,683)	(7.06)%	(10,236,210)	(7.91)%	(21,619,703)	(21.23)%
IRS Audit adjustments	—	0.00%	38,226,226	29.54%	—	—%
VA Hedge Reclass	(42,956,592)	(33.84)%	6,712,342	5.19%	(44,333,658)	(43.53)%
Prior period adjustments	(59,827,603)	(47.14)%	—	0.00%	—	—%
Tax Reform	301,344,827	237.42%	—	0.00%	—	—%
Change in deferred tax on non-admitted assets	840,802	0.66%	—	0.00%	—	—%
Intercompany settlement of DTA	(2,160,604)	(1.70)%	—	0.00%	—	—%
All other	(451,900)	(0.37)%	(3,264,167)	(2.52)%	(3,008,755)	(2.95)%
Total statutory income tax	175,587,701	138.33%	63,457,656	49.05%	(101,224,875)	(99.39)%
Federal and foreign income taxes incurred	(43,885,093)	(34.58)%	(16,780,987)	(12.97)%	20,928,501	20.56%
Change in net deferred income taxes	219,472,794	172.91%	80,238,643	62.02%	(122,153,376)	(119.94)%
Total statutory income tax	$175,587,701	138.34%	$63,457,656	49.05%	$(101,224,875)	(99.39)%

E.	Operating loss and tax credit carryforwards and protective tax deposits

1. At December 31, 2017, the Company had $1,803,317,967 of net operating loss carryforwards which expire between 2023 and 2031, $12,122,699 of foreign tax credit carryforwards which expire between 2023 and 2024, and AMT credits of $173,530,180 which will be refunded through 2022.

2. The amount of federal income taxes incurred in the current year and each preceding year that will be available for recoupment in the event of future net losses are:

2017	—
2016	—
2015	—

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

3. The aggregate amount of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2017.

F.	Consolidated Federal Income Tax Return

1. The Company’s federal income tax return is consolidated within The Hartford’s consolidated federal income tax return. The consolidated federal income tax return includes the following entities:

The Hartford Financial Services Group, Inc. (Parent)	Hartford Life Private Placement, LLC
1stAgChoice, Inc.	Hartford Life, Inc.
Access CoverageCorp Technologies, Inc.	Hartford Life, LTD.
Access CoverageCorp, Inc.	Hartford Lloyd's Corporation
American Maturity Life Insurance Company	Hartford Lloyd's Insurance Company
Business Management Group, Inc.	Hartford of Texas General Agency, Inc.
Cervus Claim Solutions LLC	Hartford Residual Market, LLC
DMS R, LLC	Hartford Securities Distribution Company, Inc.
Fencourt Reinsurance Company, Ltd.	Hartford Specialty Insurance Services of Texas, LLC
First State Insurance Company	Hartford Strategic Investments LLC
Fountain Investors I LLC	Hartford Underwriters General Agency, Inc.
Fountain Investors II LLC	Hartford Underwriters Insurance Company
Fountain Investors III LLC	Hartford-Comprehensive Employee Benefit Service Co.
Fountain Investors IV LLC	Heritage Holdings, Inc.
FP R, LLC	Heritage Reinsurance Company, Ltd.
FTC Resolution Company, LLC	HIMCO Distribution Services Company
Hart Re Group, LLC	HL Investment Advisors, LLC
Hartford Accident and Indemnity Company	HLA LLC
Hartford Administrative Services Company	Horizon Management Group LLC
Hartford Casualty General Agency, Inc.	HRA Brokerage Services. Inc.
Hartford Casualty Insurance Company	Lanidex Class B, LLC (f/ka Lanidex Class B LP, LLC. name changed)
Hartford Financial Services LLC	Lanidex R, LLC
Hartford Fire General Agency, Inc.	Lattice Strategies LLC
Hartford Fire Insurance Company	Maxum Casualty Insurance Company
Hartford Funds Distributors, LLC	Maxum Indemnity Company
Hartford Funds Management Company, LLC	Maxum Specialty Services Corporation
Hartford Funds Management Group, Inc.	MPC Resolution Company LLC (a.k.a. "MPC")
Hartford Group Benefits Holding Company	New England Insurance Company
Hartford Holdings, Inc.	New England Reinsurance Corporation
Hartford Insurance Company of Illinois	New Ocean Insurance Co., Ltd.
Hartford Insurance Company of the Midwest	Northern Homelands Company
Hartford Insurance Company of the Southeast	Nutmeg Insurance Agency, Inc.
Hartford Integrated Technologies, Inc.	Nutmeg Insurance Company
Hartford International Life Reassurance Corp.	Pacific Insurance Company, Limited
Hartford Investment Management Co.	Property & Casualty Insurance Co. of Hartford
Hartford Life and Accident Insurance Company	Sentinel Insurance Company, Ltd.
Hartford Life and Annuity Insurance Company	Trumbull Flood Management, LLC
Hartford Life Insurance Company	Trumbull Insurance Company
Hartford Life International Holding Company	Twin City Fire Insurance Company

2.	Federal Income Tax Allocation

Estimated tax payments are made quarterly, at which time intercompany tax balances are settled. In the subsequent year, additional settlements are made on the unextended due date of the return and at the time that the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by the Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

6. Reinsurance

The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $8,863,400 and $43,678,211 respectively, as of December 31, 2017 and $8,148,797 and $48,441,360 respectively, as of December 31, 2016.

The effect of reinsurance as of and for the years ended December 31 is summarized as follows:

2017	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$14,686,319,652	$974,679,315	$(12,199,904,057)	$3,461,094,910
Liability for deposit-type contracts	27,322,381	485,714,693	(4,499)	513,032,575
Policy and contract claim liabilities	170,509,249	32,270,719	(167,598,735)	35,181,233
Premium and annuity considerations	1,118,219,251	98,793,627	(987,068,482)	229,944,396
Death, annuity, disability and other benefits	1,049,822,086	115,831,353	(873,182,466)	292,470,973
Surrenders and other fund withdrawals	4,016,631,491	187,693,017	(452,535,068)	3,751,789,440

2016	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$13,737,668,338	$1,009,814,809	$(11,124,064,437)	$3,623,418,710
Liability for deposit-type contracts	31,932,206	714,653,231	(3,645)	746,581,792
Policy and contract claim liabilities	144,070,692	20,007,238	(142,964,875)	21,113,055
Premium and annuity considerations	1,248,178,977	109,299,565	(1,074,130,692)	283,347,850
Death, annuity, disability and other benefits	921,467,688	106,615,608	(764,521,986)	263,561,310
Surrenders and other fund withdrawals	4,383,813,770	184,833,390	(443,569,567)	4,125,077,593

2015	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$13,096,202,774	$1,032,533,433	$(10,423,928,459)	$3,704,807,748
Liability for deposit-type contracts	37,351,852	934,859,443	(1,817)	972,209,478
Policy and contract claim liabilities	173,742,873	19,580,979	(172,841,525)	20,482,327
Premium and annuity considerations	1,358,118,477	108,221,449	(1,153,228,469)	313,111,457
Death, annuity, disability and other benefits	990,762,200	267,631,533	(837,201,360)	421,192,373
Surrenders and other fund withdrawals	5,789,852,802	186,423,521	(424,779,950)	5,551,496,373

a. External reinsurance

The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. The inability or unwillingness of a reinsurer to meet its financial obligations to us, including the impact of any insolvency or rehabilitation proceedings involving a reinsurer that could affect the Company's access to collateral held in trust, could have a material adverse effect on our financial condition, results of operations and liquidity. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2017, the Company has one reinsurance-related concentration of credit risk greater than 10% of the Company’s capital and surplus. This concentration, which is actively monitored, is as follows: reserve credits totaling $12.1 billion for Prudential offset by $9.0 billion of market value of assets held in trust, for a net exposure of $3.1 billion. As of December 31, 2016, the Company had one reinsurance-related concentration of credit risk greater than 10% of the Company’s capital and surplus. The concentration, which was actively monitored, was as follows: reserve credits totaling $11.0 billion for Prudential offset by $7.6 billion of market value of assets held in trust, for a net exposure of $3.4 billion.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company’s surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $122.0 million in 2017, an increase of $2.3 million from the 2016 balance of $119.7 million. The total amount of reinsurance credits taken for this agreement was $187.7 million in 2017, an increase of $3.6 million from the 2016 balance of $184.1 million.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

On January 2, 2013, The Hartford completed the sale of its Individual Life insurance business to Prudential. As part of this transaction a reinsurance gain of approximately $600 million, before tax, was deferred and will be amortized over 20 years as earnings are estimated to emerge from the business reinsured. Amortization amounts, which are recorded as Commissions and expense allowances on reinsurance ceded on the Statements of Operations and as Amortization and decreases of gain on inforce reinsurance on the Statements of Changes in Capital and Surplus, totaled $25.6 million, $29.2 million and $63.6 million for 2017, 2016 and 2015, respectively.

On June 30, 2014, HLIC’s parent, HLI, completed the sale of all of the issued and outstanding equity of HLIKK, a Japan affiliate, to ORIX Life Insurance Corporation ("Buyer"), a subsidiary of ORIX Corporation, a Japanese company. Concurrent with the sale, HLIKK recaptured certain risks that had been reinsured to the Company and HLIC by terminating intercompany agreements.

Upon closing, the Buyer is responsible for all liabilities for the recaptured business. The Company continues to provide reinsurance to the Buyer for approximately $0.5 billion of fixed payout annuities, as of December 31, 2017, related to the “3Win” product formerly written by HLIKK.

Under this agreement, the Buyer continues to cede the following: in-force “3Win” annuities which bundled guaranteed minimum accumulation benefits (“GMAB”), GMIB and GMDB product features and risks. The liability for this assumed reinsurance is presented within Liability for deposit-type contracts on the Statements of Admitted Assets, Liabilities and Capital and Surplus. In connection with this reinsurance agreement, the Company collected immaterial premiums for the years ended December 31, 2017, 2016 and 2015.

7. Related Party Transactions

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions, returns of capital and payments of dividends. Investment management fees are charged by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by the affiliate Hartford Fire Insurance Company.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

At December 31, 2017 and 2016, the Company reported $0 and $199,732, respectively, as receivables from and $13,126,682 and $5,659,200, respectively, as payables to parent, subsidiaries, and affiliates. The terms of the written settlement agreements require that these amounts be settled generally within 30 days.

The Company participates in an Intercompany Liquidity Agreement (the “Agreement”) that The Hartford entered into with its insurance company subsidiaries that are domiciled in the State of Connecticut. The Agreement allows for short-term advances of funds between Hartford affiliates for liquidity and other general corporate purposes. The Company had no issued and outstanding notes as of December 31, 2017 and 2016.

On October 19, 2017, The Hartford received permission from the Department to pay an extraordinary dividend of $550,000,000 from HLAI to HLIHC. HLAI paid the dividend on October 30, 2017.

On September 1, 2017, The Hartford received permission from the Department to pay an extraordinary dividend of $150,000,000 from HLAI to HLIHC. HLAI paid the dividend on September 14, 2017.

On January 5, 2017, The Hartford received permission from the Department to pay an extraordinary dividend of $300,000,000 from HLAI to HLIHC. HLAI paid the dividend on January 30, 2017.

On June 16, 2016, The Hartford received permission from the Department to pay an extraordinary dividend of $250,000,000 from HLAI to HLIHC. HLAI paid the dividend on July 15, 2016.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

On January 13, 2016, The Hartford received permission from the Department to pay an extraordinary dividend of $500,000,000 from HLAI to HLIC. HLAI paid the dividend on January 29, 2016.

On June 29, 2015, The Hartford received permission from the Department to pay extraordinary dividends (as returns of capital) of $500,000,000 from HLAI to HLIC and $500,000,000 from HLIC to Hartford Life, Inc. ("HLI"). HLAI and HLIC paid these returns of capital on July 15, 2015.

On January 9, 2015, The Hartford received permission from the Department to pay extraordinary dividends (as returns of capital) of $500,000,000 from HLAI to HLIC and $500,000,000 from HLIC to HLI. HLAI and HLIC paid these returns of capital on January 30, 2015.

Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 8 and 11.

8. Retirement Plans, Other Postretirement Benefit Plans and Postemployment Benefits

The Hartford maintains The Hartford Retirement Plan for U.S. employees, a U.S. qualified defined benefit pension plan (the “Plan”), that covers substantially all U.S. employees of the Company hired prior to January 1, 2013. The Hartford also maintains non-qualified pension plans to provide retirement benefits previously accrued that are in excess of Internal Revenue Code limitations. These plans shall be collectively referred to as the “Pension Plans."

Effective December 31, 2012, The Hartford amended the Plan to freeze participation and benefit accruals. As a result, employees will not accrue further benefits under the Plan, although interest will continue to accrue to existing account balances. Participants as of December 31, 2012 will continue to earn vesting credit with respect to their frozen accrued benefits as they continue to work. The freeze also applies to The Hartford Excess Pension Plan II, The Hartford's non-qualified excess pension benefit plan for certain highly compensated employees.

For the years ended December 31, 2017, 2016 and 2015, the Company incurred expenses related to the Pension Plans of $41,450,436, $4,740,669 and $4,778,327, respectively, related to the allocation of the net periodic benefit cost, benefit payments and funding to the Pension Plans.

On June 30, 2017, The Hartford purchased a group annuity contract to transfer approximately $1.6 billion of its outstanding pension benefit obligations related to certain U.S. retirees, terminated vested participants, and beneficiaries to a third-party. In connection with this transaction, The Hartford made a $280 million contribution to the U.S. qualified pension plan in September, 2017 in order to maintain the plan's pre-transaction funded status.

On January 2, 2018, the assets of the plan previously invested in the separate accounts of HLIC were transferred to a third party custodian.

The Hartford also provides certain health care and life insurance benefits for eligible retired employees. The Hartford's contribution for health care benefits will depend upon the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap for certain retirees which limits average company contributions. The Hartford has prefunded a portion of the health care obligations through a trust fund where such prefunding can be accomplished on a tax effective basis. Effective January 1, 2002, company-subsidized retiree medical, retiree dental and retiree life insurance benefits were eliminated for employees with original hire dates on or after January 1, 2002. As of December 31, 2012, The Hartford’s other postretirement medical, dental and life insurance coverage plans were amended to no longer provide subsidized coverage for current employees who retire on or after January 1, 2014. The expenses allocated to the Company for other postretirement benefits were not material to the results of operations for 2017, 2016 and 2015.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

Substantially all U.S. employees of the Company are eligible to participate in The Hartford Investment and Savings Plan under which designated contributions may be invested in a variety of investments including up to 10% in common stock of The Hartford. The Company's contributions include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. The Hartford also maintains a non-qualified savings plan, The Hartford Excess Savings Plan, with the same level of matching contributions excluding the non-elective contributions with respect to employee compensation in excess of the limit that can be recognized under the tax-qualified Investment and Savings Plan. Eligible compensation includes overtime and bonuses but is limited to a total of $1,000,000 annually. The cost allocated to the Company for the years ended December 31, 2017, 2016, and 2015 was $2,333,035, $1,863,183 and $1,663,096, respectively.

The Company participates in postemployment plans sponsored by, and included in the financial statements of, the Hartford Fire Insurance Company. These plans provide for medical and salary continuation benefits for employees on long-term disability. The expenses allocated to the Company for long term disability were not material to the results of operations for 2017, 2016, and 2015.

9. Capital and Surplus and Shareholder Dividend Restrictions

Dividend Restrictions

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the “Commissioner”), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. Dividends paid totaled $1.0 billion in 2017, and $750 million in 2016. No dividends were paid in 2015. For returns of capital, see Note 7. With respect to dividends to its parent HLIHC, the Company’s dividend limitation under the holding company laws of Connecticut is $320,188,919 in 2018. See Note 12 Other.

Unassigned Funds

The portion of unassigned funds reduced by each item below at December 31 was as follows:

	2017	2016
Unrealized capital losses, gross of tax	$(228,315,536)	$(107,705,057)
Nonadmitted asset values	331,131,052	752,945,336
Asset valuation reserve	34,894,589	36,012,232

10. Separate Accounts

The Company maintained Separate Account assets totaling $30,517,487,239 and $29,882,167,087 as of December 31, 2017 and 2016, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable annuities, variable life and variable universal life product lines in the Separate Accounts.

The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Accounts. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2017 and 2016, the Company’s Separate Account statement included legally insulated assets of $30,517,487,239 and $29,882,167,087, respectively.

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. The Company’s Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

Separate Account fees, net of minimum guarantees, were $603,735,208, $620,498,300 and $710,679,585 for the years ended December 31, 2017, 2016 and 2015, respectively, and are recorded as a component of fee income on the Company’s Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2017 is as follows:

	Indexed	Nonindexed Guaranteed Less Than or Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premium considerations or deposits for the
year ended December 31, 2017	$—	$—	$—	$397,893,498	$397,893,498
Reserves at year-end:
For accounts with assets at:
Fair value	$—	$—	$—	$30,404,420,780	$30,404,420,780
Amortized cost	—	—	—	—	—
Total reserves	$—	$—	$—	$30,404,420,780	$30,404,420,780
By withdrawal characteristics:
Subject to discretionary withdrawal	$—	$—	$—	$—	$—
With market value adjustment	—	—	—	—	—
At book value without market value adjustment
and with surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	30,008,106,378	30,008,106,378
At book value without market value adjustment
and with surrender charge of less than 5%	—	—	—	—	—
Subtotal	—	—	—	30,008,106,378	30,008,106,378
Not subject to discretionary withdrawal	—	—	—	396,314,402	396,314,402
Total	$—	$—	$—	$30,404,420,780	$30,404,420,780

Below is a reconciliation of net transfers from Separate Accounts as of December 31,

	December 31, 2017	December 31, 2016	December 31, 2015
Transfer to Separate Accounts	$397,893,498	$428,564,804	$493,301,666
Transfer from Separate Accounts	4,031,435,195	4,436,510,790	5,673,300,519
Net Transfer from Separate Accounts	(3,633,541,697)	(4,007,945,986)	(5,179,998,853)
Internal exchanges and other Separate Account activity	3,405,434	54,158,782	(29,214,533)
Transfer from Separate Accounts on the Statements of Operations	$(3,630,136,263)	$(3,953,787,204)	$(5,209,213,386)

11. Commitments and Contingent Liabilities

a. Litigation

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company.

b. Guaranty Funds

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state.

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by/refunded to the Company pursuant to these laws may be used as credits for a portion

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

of the associated premium taxes. The Company paid immaterial net guaranty fund assessments in 2017, 2016, and 2015. The Company has a guaranty fund receivable of $363,597 and $637,238 as of December 31, 2017 and 2016, respectively.

c. Leases

As discussed in Note 7, transactions with The Hartford include rental facilities and equipment. Rent paid by the Company to The Hartford for its share of space occupied and equipment used by the Company was $918,538, $786,827 and $6,380,352 in 2017, 2016, and 2015, respectively. Future minimum rental commitments are immaterial.

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Hartford, Connecticut.

d. Tax Matters

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various state and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2014. The federal audit of the years 2012 and 2013 was completed as of March 31, 2017 with no additional adjustments. Management believes that adequate provision has been made in the financial statements for any potential adjustments that may result from tax examinations and other tax-related matters for all open tax years.

The Company’s unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described in Note 5.

The Separate Account dividend received deduction (“DRD”) is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company’s taxable income before the DRD. The Company recorded benefits of $57,083,258, $43,690,668, and $87,245,687 related to the Separate Account DRD for the years ended December 31, 2017, 2016, and 2015, respectively.

e. Funding Obligations

At December 31, 2017 and 2016 the Company has outstanding commitments totaling $12,683,611 and $15,293,820, of which $625,361 and $849,920 was committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, at December 31, 2017, $8,000,000 is related to commercial whole loans expected to fund in the first half of the following year. At December 31, 2017 and 2016, $4,058,250 and $14,443,900, respectively is related to various funding obligation associated with private placement securities.

12. Other

On December 3, 2017, the Company’s indirect parent, Hartford Holdings, Inc. (HHI) entered into a definitive agreement to sell Hartford Life, Inc. (HLI), the Company's indirect parent, together with HLI’s run-off life and annuity insurance subsidiaries (primarily HLIC and HLAI), to a group of investors led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook and J. Safra Group. Under the terms of the purchase and sale agreement (the agreement), the investor group will form a limited partnership that will acquire HLI, a holding company and HLI’s life and annuity operating subsidiaries, including the Company. The transaction is subject to the satisfaction or waiver of customary closing conditions, including regulatory approvals, and certain other conditions, including a pre-closing dividend to HHI expected to be $300 million, partly funded by a dividend from HLAI, in addition to dividends and contribution discussed below.

The agreement contains several provisions that are contingent upon the close of the transaction and, therefore, will be accounted for at the time of the closing of the sale. As a condition of the close, the Company and its affiliates will forego certain deferred tax assets associated with net operating loss carryovers and foreign tax credits that will be retained by The Hartford.

At close, HHI will pay the Company and its affiliates for certain assets that will be transferred to HHI related to the reallocation of alternative minimum tax credits and other tax settlements. Amounts paid to the Company and its affiliates for these assets will

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

be returned to HHI in the form of a dividend at the closing date. In addition, as part of the agreement, HHI will reimburse the Company for leakage as defined in the agreement, including making HLIC whole for certain decreases in statutory surplus before closing.

Immediately following the close of the transaction, the Company and HLIC intend to enter into a reinsurance agreement with Commonwealth Annuity and Life Insurance Company, a subsidiary of Global Atlantic Financial Group, to reinsure the majority of the Company’s payout annuity contracts, along with certain structured settlement contracts and variable annuitizations. The net impact of this reinsurance transaction on the Company’s and HLIC’s results of operations and financial condition is expected to approximate the ceding commission to be received.

Following the sale, The Hartford will manage invested assets of the Company for an initial term of five years and provide transition services for an agreed upon time period. In addition, subsequent to closing, the Company will continue to collect revenue sharing fees from The Hartford’s mutual funds business related to Hartford HLS funds held in the Company’s Separate Accounts.

13. Subsequent Events

HLIC and HLAI received approval from the State of Connecticut Department of Insurance on January 22, 2018, to enter into an assumption reinsurance agreement effective February 1, 2018. Under this agreement HLIC will transfer approximately $4.5 billion of reserves and $0.1 billion of associated interest maintenance reserve liability along with cash and invested assets with a book value totaling $4.7 billion, equal to the liabilities, to HLAI. Certain payout annuities included in the reinsurance agreement are covered by guarantees from other affiliates of the Hartford, and these guarantees will transfer to HLAI under the transaction. This is considered a non-economic transaction and HLAI and HLIC expect no material impacts to surplus as a result of this transaction.

The Company has evaluated events subsequent to December 31, 2017, through April 10, 2018, the date the statutory-basis financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these statutory-basis financial statements.

PART C
OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)	All financial statements are included in Part A and Part B of the Registration Statement.
(b)	(1)	Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account. (1)
	(2)	Not applicable.
	(3)	(a) Amended and Restated Principal Underwriter Agreement. (2)
	(3)	(b) Form of Dealer Agreement. (3)
	(4)	(a) Form of Individual Flexible Premium Variable Annuity Contract. (4)
	(4)	(b) Principal First (7)
	(4)	(c) Optional Death Benefit Enhancement Rider (7)
	(4)	(d) Amendatory Rider - Annuity Commencement Date Deferral Option (9)
	(5)	Form of Application. (4)
	(6)	(a) Certificates of Incorporation of Hartford. (5)
	(6)	(b) Amended and Restated Bylaws of Hartford. (8)
	(7)	Reinsurance Agreements and Amendments (a) AXA Corporate Solutions Life Reinsurance Company (HLA -- October 1, 2000) (7)
(b) Transamerica Financial Life Insurance Company (7)
(c) ACE Tempest Life Reinsurance Ltd. (October 1, 2002) (7)
	(8)	Fund Participation Agreements and Amendments (a) AIM Variable Insurance Funds (7)
(b) American Funds Insurance Series (7)
(c) Franklin Templeton Variable Insurance Products Trust (7)
(d) Hartford Series Fund, Inc. (7)
(e) MFS Variable Insurance Trust (7)

(f) Guarantee Agreement, between Hartford Life and Accident Insurance Company and ITT Hartford Life and Annuity Insurance Company, its wholly owned subsidiary, dated as of August 20, 1993 and effective as of August 20, 1993. (6)

(g) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997. (6)
	(9)	Opinion and Consent of Lisa Proch, Assistant General Counsel
	(10)	Consents of Deloitte & Touche LLP
	(11)	No financial Statements are omitted.
	(12)	Not applicable.
	(99)	Copy of Power of Attorney.

(1)	Incorporated by reference to Item 24(b)(1) of Pre-Effective Amendment No. 1 to the Registration Statement File No. 333-76419, filed on June 21, 1999.

(2)	Incorporated by reference to Item 24(b)(3)(a) of Post-Effective Amendment No. 3, to the Registration Statement File No. 333-148564, filed on February 9, 2009.

(3)	Incorporated by reference to Item 24(b)(3)(b) Post-Effective Amendment No. 3, to the Registration Statement File No. 033-73568, filed on May 1, 1996.

(4)	Incorporated by reference to Item 24(b)(4)(a) and Item 24(b)(5) of Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-40410, filed on September 6, 2000.

(5)	Incorporated by reference to Item 24(b)(6)(a) of Post-Effective Amendment No. 7, to the Registration Statement File No. 333-136545, filed on May 1, 2009.

(6)	Incorporated by reference to Item 24(b)(6)(f) and Item 24(b)(6)(g) of Post-Effective Amendment No. 9, to the Registration Statement File No. 333-148565, filed on May 3, 2010.

(7)
Incorporated by reference Item 24(b)(4)(b), Item 24(b)(4)(c), Item 24(b)(7)(a), Item 24(b)(7)(b), Item 24(b)(7)(c), Item 24(b)(8)(a), Item 24(b)(8)(b), Item 24(b)(8)(c), Item 24(b)(8)(d), and Item 24(b)(8)(e) of Post-Effective Amendment No. 26 to the Registration Statement File No. 333-40410, filed on April 23, 2012.

(8)	Incorporated by reference to Item 24(b)(6)(b) of Post-Effective Amendment No. 7 to the Registration Statement File No. 333-176152, filed on April 25, 2014.

(9)	Incorporated by reference to Item 24(b)(4)(d) of Post-Effective Amendment No. 30 to the Registration Statement File No. 333-40410, filed on December 1, 2015.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME	POSITION
Thomas E. Bartell	Vice President
Ellen T. Below	Vice President
John B. Brady	Actuary, Vice President
Michael R. Chesman	Senior Vice President, Director of Taxes
Robert A. Cornell	Actuary, Vice President
Christopher S. Conner	Chief Compliance Officer of Separate Accounts
John W. Gallant	Vice President
Michael R. Hazel	Vice President, Controller
Donna R. Jarvis	Actuary, Vice President
Brion S. Johnson	President, Chairman of the Board, Director
Diane Krajewski	Vice President
Lisa S. Levin	Corporate Secretary
Craig D. Morrow	Appointed Actuary, Vice President
Matthew J. Poznar	Senior Vice President, Director
Robert W. Paiano	Executive Vice President, Director
Lisa M. Proch	Vice President and Chief Compliance Officer of Talcott Resolution
Sabra R. Purtill	Treasurer
David G. Robinson	Executive Vice President, General Counsel
Peter F. Sannizzaro	Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Robert Siracusa	Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is One Hartford Plaza, Hartford, CT 06155.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

Filed herein as Exhibit 99.26.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of February 28, 2018, there were 69,162 owners of qualified contracts and 57,700 owners of non-qualified contracts.

ITEM 28. INDEMNIFICATION

Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by laws. For purposes of the by laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a)HSD acts as principal underwriter for the following investment companies:

Hartford Life Insurance Company - Separate Account One
Hartford Life Insurance Company - Separate Account Two
Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
Hartford Life Insurance Company - Separate Account Ten
Hartford Life Insurance Company - Separate Account Three
Hartford Life Insurance Company - Separate Account Five
Hartford Life Insurance Company - Separate Account Seven
Hartford Life Insurance Company - Separate Account Eleven
Hartford Life Insurance Company - Separate Account Twelve
Hartford Life and Annuity Insurance Company - Separate Account One
Hartford Life and Annuity Insurance Company - Separate Account Ten
Hartford Life and Annuity Insurance Company - Separate Account Three
Hartford Life and Annuity Insurance Company - Separate Account Five
Hartford Life and Annuity Insurance Company - Separate Account Six
Hartford Life and Annuity Insurance Company - Separate Account Seven
Hartford Life and Annuity Insurance Company - Separate Account VLI
Hartford Life and Annuity Insurance Company - Separate Account VLII
American Maturity Life Insurance Company Separate Account AMLVA
American Maturity Life Insurance Company - Separate Account One
ICMG Registered Variable Life Separate Account A
ICMG Registered Variable Life Separate Account One
Nutmeg Life Insurance Company - Separate Account One
Union Security Insurance Company - Variable Account C
Union Security Insurance Company - Variable Account D
Union Security Life Insurance Company - Separate Account A

(b) Directors and Officers of HSD

Name	Positions and Offices with Underwriter
Diana Benken	Chief Financial Officer, Controller/FINOP
Christopher S. Conner	AML Compliance Officer, Chief Compliance Officer, Privacy Officer, Secretary
Michael Chesman	Senior Vice President, Director of Taxes
Christopher J. Dagnault (1)	President, Chief Executive Officer, Director
Andrew Diaz-Matos	Vice President
Donald C. Hunt	Vice President
Kathleen E. Jorens	Vice President
Diane Krajewski	Director
Sabra R. Purtill	Treasurer
Robert Siracusa	Director
Mark M. Sosha	Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is One Hartford Plaza, Hartford, CT 06155.
(1) Address: 500 Bielenberg Drive. Woodbury, MN 55125.

(c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at One Hartford Plaza, Hartford, CT 06155.

ITEM 31. MANAGEMENT SERVICES

All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32. UNDERTAKINGS

(a)
The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

(b)
The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)
Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on April 19, 2018.

Hartford Life and Annuity Insurance Company
Separate Account Seven (Registrant)

By:	Brion S. Johnson*	*By:	/s/ Lisa Proch
	Brion S. Johnson		Lisa Proch
	President, Chairman of the Board		Attorney-in-Fact

Hartford Life and Annuity Insurance Company
(Depositor)

By:	Brion S. Johnson*
Brion S. Johnson
President, Chairman of the Board ,

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Brion S. Johnson, President,
Chairman of the Board, Director*
Matthew J. Poznar, Senior Vice President, Director*	*By:	/s/ Lisa Proch
Robert W. Paiano, Executive Vice President, Director*		Lisa Proch
Peter F. Sannizzaro, Senior Vice President, Chief Accounting Officer,		Attorney-in-Fact
Chief Financial Officer*	Date:	April 19, 2018

333-40410

EXHIBIT INDEX
(9)	Opinion and Consent of Lisa Proch, Assistant General Counsel
(10)	Consents of Deloitte & Touche LLP
(26)	Organizational Chart
(99)	Power of Attorney